UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds

(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2025

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Access Flex Bear High Yield ProFund Investor - AFBIX

Access Flex Bear High Yield ProFund Service - AFBSX

Access Flex High Yield ProFund Investor - FYAIX

Access Flex High Yield ProFund Service - FYASX

Banks UltraSector ProFund Investor - BKPIX

Banks UltraSector ProFund Service - BKPSX

Bear ProFund Investor - BRPIX

Bear ProFund Service - BRPSX

Biotechnology UltraSector ProFund Investor - BIPIX

Biotechnology UltraSector ProFund Service - BIPSX

Bitcoin ProFund Investor - BTCFX

Bull ProFund Investor - BLPIX

Bull ProFund Service - BLPSX

Communication Services UltraSector ProFund Investor - WCPIX

Communication Services UltraSector ProFund Service - WCPSX

Consumer Discretionary UltraSector ProFund Investor - CYPIX

Consumer Discretionary UltraSector ProFund Service - CYPSX

Consumer Staples UltraSector ProFund Investor - CNPIX

Consumer Staples UltraSector ProFund Service - CNPSX

Ether ProFund Investor - ETHFX

Energy UltraSector ProFund Investor - ENPIX

Energy UltraSector ProFund Service - ENPSX

Europe 30 ProFund Investor - UEPIX

Europe 30 ProFund Service - UEPSX

Falling U.S. Dollar ProFund Investor - FDPIX

Falling U.S. Dollar ProFund Service - FDPSX

Financials UltraSector ProFund Investor - FNPIX

Financials UltraSector ProFund Service - FNPSX

Health Care UltraSector ProFund Investor - HCPIX

Health Care UltraSector ProFund Service - HCPSX

Industrials UltraSector ProFund Investor - IDPIX

Industrials UltraSector ProFund Service - IDPSX

Internet UltraSector ProFund Investor - INPIX

Internet UltraSector ProFund Service - INPSX

Large-Cap Growth ProFund Investor - LGPIX

Large-Cap Growth ProFund Service - LGPSX

Large-Cap Value ProFund Investor - LVPIX

Large-Cap Value ProFund Service - LVPSX

Materials UltraSector ProFund Investor - BMPIX

Materials UltraSector ProFund Service - BMPSX

Mid-Cap Growth ProFund Investor - MGPIX

Mid-Cap Growth ProFund Service - MGPSX

Mid-Cap ProFund Investor - MDPIX

Mid-Cap ProFund Service - MDPSX

Mid-Cap Value ProFund Investor - MLPIX

Mid-Cap Value ProFund Service - MLPSX

Nasdaq-100 ProFund Investor - OTPIX

Nasdaq-100 ProFund Service - OTPSX

Oil & Gas Equipment & Services UltraSector ProFund Investor - OEPIX

Oil & Gas Equipment & Services UltraSector ProFund Service - OEPSX

Pharmaceuticals UltraSector ProFund Investor - PHPIX

Pharmaceuticals UltraSector ProFund Service - PHPSX

Precious Metals UltraSector ProFund Investor - PMPIX

Precious Metals UltraSector ProFund Service - PMPSX

Real Estate UltraSector ProFund Investor - REPIX

Real Estate UltraSector ProFund Service - REPSX

Rising Rates Opportunity 10 ProFund Investor - RTPIX

Rising Rates Opportunity 10 ProFund Service - RTPSX

Rising Rates Opportunity ProFund Investor - RRPIX

Rising Rates Opportunity ProFund Service - RRPSX

Rising U.S. Dollar ProFund Investor - RDPIX

Rising U.S. Dollar ProFund Service - RDPSX

Semiconductor UltraSector ProFund Investor - SMPIX

Semiconductor UltraSector ProFund Service - SMPSX

Short Bitcoin ProFund Investor - BITIX

Short Energy ProFund Investor - SNPIX

Short Energy ProFund Service - SNPSX

Short Nasdaq-100 ProFund Investor - SOPIX

Short Nasdaq-100 ProFund Service - SOPSX

Short Precious Metals ProFund Investor - SPPIX

Short Precious Metals ProFund Service - SPPSX

Short Real Estate ProFund Investor - SRPIX

Short Real Estate ProFund Service - SRPSX

Short Small-Cap ProFund Investor - SHPIX

Short Small-Cap ProFund Service - SHPSX

Small-Cap Growth ProFund Investor - SGPIX

Small-Cap Growth ProFund Service - SGPSX

Small-Cap ProFund Investor - SLPIX

Small-Cap ProFund Service - SLPSX

Small-Cap Value ProFund Investor - SVPIX

Small-Cap Value ProFund Service - SVPSX

Technology UltraSector ProFund Investor - TEPIX

Technology UltraSector ProFund Service - TEPSX

UltraBear ProFund Investor - URPIX

UltraBear ProFund Service - URPSX

UltraBull ProFund Investor - ULPIX

UltraBull ProFund Service - ULPSX

UltraChina ProFund Investor - UGPIX

UltraChina ProFund Service - UGPSX

UltraDow 30 ProFund Investor - UDPIX

UltraDow 30 ProFund Service - UDPSX

UltraEmerging Markets ProFund Investor - UUPIX

UltraEmerging Markets ProFund Service - UUPSX

UltraInternational ProFund Investor - UNPIX

UltraInternational ProFund Service - UNPSX

UltraJapan ProFund Investor - UJPIX

UltraJapan ProFund Service - UJPSX

UltraLatin America ProFund Investor - UBPIX

UltraLatin America ProFund Service - UBPSX

UltraMid-Cap ProFund Investor - UMPIX

UltraMid-Cap ProFund Service - UMPSX

UltraNasdaq-100 ProFund Investor - UOPIX

UltraNasdaq-100 ProFund Service - UOPSX

UltraShort China ProFund Investor - UHPIX

UltraShort China ProFund Service - UHPSX

UltraShort Dow 30 ProFund Investor - UWPIX

UltraShort Dow 30 ProFund Service - UWPSX

UltraShort Emerging Markets ProFund Investor - UVPIX

UltraShort Emerging Markets ProFund Service - UVPSX

UltraShort International ProFund Investor - UXPIX

UltraShort International ProFund Service - UXPSX

UltraShort Japan ProFund Investor - UKPIX

UltraShort Japan ProFund Service - UKPSX

UltraShort Latin America ProFund Investor - UFPIX

UltraShort Latin America ProFund Service - UFPSX

UltraShort Mid-Cap ProFund Investor - UIPIX

UltraShort Mid-Cap ProFund Service - UIPSX

UltraShort Nasdaq-100 ProFund Investor - USPIX

UltraShort Nasdaq-100 ProFund Service - USPSX

UltraShort Small-Cap ProFund Investor - UCPIX

UltraShort Small-Cap ProFund Service - UCPSX

UltraSmall-Cap ProFund Investor - UAPIX

UltraSmall-Cap ProFund Service - UAPSX

U.S. Government Plus ProFund Investor - GVPIX

U.S. Government Plus ProFund Service - GVPSX

Utilities UltraSector ProFund Investor - UTPIX

Utilities UltraSector ProFund Service - UTPSX

Access Flex Bear High Yield ProFund

Investor Class AFBIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Access Flex Bear High Yield ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$174	1.78%

How did the Fund perform last year?

Access Flex Bear High Yield ProFund (the “Fund”) seeks to provide investment results that correspond generally to the inverse of the total return of the high yield market consistent with maintaining reasonable liquidity.

The Fund invests primarily in financial instruments that ProFund Advisors believes, in combination, should provide investment results that correspond generally to the inverse of the high yield market.

During the period, the index performance was driven in part by tightening spreads that offset a modest decline in yields. For the year ended July 31, 2025, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance had a total return of 8.85%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the high yield market), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $6,030
Bloomberg U.S. Aggregate Bond Index $11,790
Markit iBoxx $ Liquid High Yield Index $16,280
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Bloomberg U.S. Aggregate Bond Index	Markit iBoxx $ Liquid High Yield Index
Jul15	$10,000	$10,000	$10,000
Jul16	$8,840	$10,594	$10,399
Jul17	$8,363	$10,539	$11,427
Jul18	$8,120	$10,455	$11,685
Jul19	$7,465	$11,299	$12,555
Jul20	$7,184	$12,443	$12,917
Jul21	$6,438	$12,356	$14,045
Jul22	$6,825	$11,229	$13,082
Jul23	$6,681	$10,851	$13,496
Jul24	$6,284	$11,405	$14,956
Jul25	$6,030	$11,790	$16,280

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-4.03%	-3.44%	-4.93%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%
Markit iBoxx $ Liquid High Yield Index	8.85%	4.74%	4.99%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$3,601,031
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF Swap Agreements	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Industry Exposure

Consumer Cyclical	(28)%
Consumer Non-Cyclical	(17)%
Communications	(12)%
Financials	(11)%
Energy	(8)%
Industrials	(8)%
Holdings

The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Access Flex Bear High Yield ProFund

Investor Class AFBIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Access Flex Bear High Yield ProFund

Service Class AFBSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Access Flex Bear High Yield ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$271	2.78%

How did the Fund perform last year?

Access Flex Bear High Yield ProFund (the “Fund”) seeks to provide investment results that correspond generally to the inverse of the total return of the high yield market consistent with maintaining reasonable liquidity.

The Fund invests primarily in financial instruments that ProFund Advisors believes, in combination, should provide investment results that correspond generally to the inverse of the high yield market.

During the period, the index performance was driven in part by tightening spreads that offset a modest decline in yields. For the year ended July 31, 2025, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance had a total return of 8.85%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the high yield market), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $5,484
Bloomberg U.S. Aggregate Bond Index $11,790
Markit iBoxx $ Liquid High Yield Index $16,280
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Bloomberg U.S. Aggregate Bond Index	Markit iBoxx $ Liquid High Yield Index
Jul15	$10,000	$10,000	$10,000
Jul16	$8,734	$10,594	$10,399
Jul17	$8,232	$10,539	$11,427
Jul18	$7,917	$10,455	$11,685
Jul19	$7,205	$11,299	$12,555
Jul20	$6,864	$12,443	$12,917
Jul21	$6,092	$12,356	$14,045
Jul22	$6,391	$11,229	$13,082
Jul23	$6,201	$10,851	$13,496
Jul24	$5,773	$11,405	$14,956
Jul25	$5,484	$11,790	$16,280

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-5.00%	-4.39%	-5.83%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%
Markit iBoxx $ Liquid High Yield Index	8.85%	4.74%	4.99%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$3,601,031
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF Swap Agreements	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Industry Exposure

Consumer Cyclical	(28)%
Consumer Non-Cyclical	(17)%
Communications	(12)%
Financials	(11)%
Energy	(8)%
Industrials	(8)%
Holdings

The Access Flex Bear High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Access Flex Bear High Yield ProFund

Service Class AFBSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Access Flex High Yield ProFund

Investor Class FYAIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Access Flex High Yield ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$182	1.77%

How did the Fund perform last year?

Access Flex High Yield ProFund (the “Fund”) seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.

The Fund invests primarily in financial instruments that ProFund Advisors believes, in combination, should provide investment results that correspond generally to the high yield market. During the period, the index performance was driven in part by tightening spreads that offset a modest decline in yields.

For the year ended July 31, 2025, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance had a total return of 8.85%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the high yield market), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $14,251
Bloomberg U.S. Aggregate Bond Index $11,790
Markit iBoxx $ Liquid High Yield Index $16,280
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Bloomberg U.S. Aggregate Bond Index	Markit iBoxx $ Liquid High Yield Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,654	$10,594	$10,399
Jul17	$11,208	$10,539	$11,427
Jul18	$11,316	$10,455	$11,685
Jul19	$12,195	$11,299	$12,555
Jul20	$12,010	$12,443	$12,917
Jul21	$12,741	$12,356	$14,045
Jul22	$11,606	$11,229	$13,082
Jul23	$12,178	$10,851	$13,496
Jul24	$13,460	$11,405	$14,956
Jul25	$14,251	$11,790	$16,280

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	5.88%	3.48%	3.61%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%
Markit iBoxx $ Liquid High Yield Index	8.85%	4.74%	4.99%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$18,115,157
Number of Holdings*	6
Net Investment Advisory Fees	$135,985
Portfolio Turnover	1308%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF Swap Agreements	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Industry Exposure

Consumer Cyclical	28%
Consumer Non-Cyclical	17%
Communications	12%
Financials	11%
Energy	8%
Industrials	8%
Holdings

The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Access Flex High Yield ProFund

Investor Class FYAIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Access Flex High Yield ProFund

Service Class FYASX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Access Flex High Yield ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$283	2.77%

How did the Fund perform last year?

Access Flex High Yield ProFund (the “Fund”) seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.

The Fund invests primarily in financial instruments that ProFund Advisors believes, in combination, should provide investment results that correspond generally to the high yield market. During the period, the index performance was driven in part by tightening spreads that offset a modest decline in yields.

For the year ended July 31, 2025, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance had a total return of 8.85%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the high yield market), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $12,891
Bloomberg U.S. Aggregate Bond Index $11,790
Markit iBoxx $ Liquid High Yield Index $16,280
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Bloomberg U.S. Aggregate Bond Index	Markit iBoxx $ Liquid High Yield Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,556	$10,594	$10,399
Jul17	$10,997	$10,539	$11,427
Jul18	$10,995	$10,455	$11,685
Jul19	$11,731	$11,299	$12,555
Jul20	$11,432	$12,443	$12,917
Jul21	$12,011	$12,356	$14,045
Jul22	$10,834	$11,229	$13,082
Jul23	$11,255	$10,851	$13,496
Jul24	$12,315	$11,405	$14,956
Jul25	$12,891	$11,790	$16,280

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	4.68%	2.43%	2.57%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%
Markit iBoxx $ Liquid High Yield Index	8.85%	4.74%	4.99%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$18,115,157
Number of Holdings*	6
Net Investment Advisory Fees	$135,985
Portfolio Turnover	1308%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF Swap Agreements	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Industry Exposure

Consumer Cyclical	28%
Consumer Non-Cyclical	17%
Communications	12%
Financials	11%
Energy	8%
Industrials	8%
Holdings

The Access Flex High Yield ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Access Flex High Yield ProFund

Service Class FYASX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Banks UltraSector ProFund

Investor Class BKPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Banks UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$172	1.69%

How did the Fund perform last year?

Banks UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Banks Select Industry Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 7.31% and a volatility of 29.33%. The index performance was driven by banks lagging in a period of technology outperformance.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $17,999
S&P Banks Select Industry Index $20,410
S&P Total Market Index $33,824
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Banks Select Industry Index	S&P Total Market Index
Jul15	$10,000	$10,000	$10,000
Jul16	$7,859	$9,000	$10,442
Jul17	$12,846	$12,493	$12,128
Jul18	$15,715	$14,168	$14,121
Jul19	$14,663	$13,488	$15,096
Jul20	$8,321	$9,630	$16,726
Jul21	$16,577	$15,839	$23,237
Jul22	$13,249	$15,996	$21,429
Jul23	$12,276	$14,300	$24,133
Jul24	$17,469	$19,020	$29,227
Jul25	$17,999	$20,410	$33,824

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.03%	16.69%	6.05%
S&P Banks Select Industry Index	7.31%	16.21%	7.40%
S&P Total Market Index	15.73%	15.12%	12.96%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$7,621,668
Number of Holdings*	104
Net Investment Advisory Fees	$120,150
Portfolio Turnover	184%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	85%
S&P Banks Select Industry Index Swap Agreements	66%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Regional Banks	74%
Diversified Banks	11%
Commercial & Residential Mortgage Finance	8%
Other Diversified Financial Services	5%
Asset Management & Custody Banks	2%
Largest Equity Holdings
Holding	% of Net Assets
Northern Trust Corp.	1.0%
Axos Financial, Inc.	1.0%
Citigroup, Inc.	1.0%
The Bancorp, Inc.	1.0%
Comerica, Inc.	1.0%

"Standard & Poor's®", "S&P®" and "S&P Banks Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Banks UltraSector ProFund

Investor Class BKPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Banks UltraSector ProFund

Service Class BKPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Banks UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$272	2.69%

How did the Fund perform last year?

Banks UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) the return of the S&P Banks Select Industry Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 7.31% and a volatility of 29.33%. The index performance was driven by banks lagging in a period of technology outperformance.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $16,261
S&P Banks Select Industry Index $20,410
S&P Total Market Index $33,824
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Banks Select Industry Index	S&P Total Market Index
Jul15	$10,000	$10,000	$10,000
Jul16	$7,779	$9,000	$10,442
Jul17	$12,584	$12,493	$12,128
Jul18	$15,243	$14,168	$14,121
Jul19	$14,080	$13,488	$15,096
Jul20	$7,908	$9,630	$16,726
Jul21	$15,591	$15,839	$23,237
Jul22	$12,335	$15,996	$21,429
Jul23	$11,319	$14,300	$24,133
Jul24	$15,942	$19,020	$29,227
Jul25	$16,261	$20,410	$33,824

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	2.01%	15.51%	4.98%
S&P Banks Select Industry Index	7.31%	16.21%	7.40%
S&P Total Market Index	15.73%	15.12%	12.96%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$7,621,668
Number of Holdings*	104
Net Investment Advisory Fees	$120,150
Portfolio Turnover	184%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	85%
S&P Banks Select Industry Index Swap Agreements	66%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Regional Banks	74%
Diversified Banks	11%
Commercial & Residential Mortgage Finance	8%
Other Diversified Financial Services	5%
Asset Management & Custody Banks	2%
Largest Equity Holdings
Holding	% of Net Assets
Northern Trust Corp.	1.0%
Axos Financial, Inc.	1.0%
Citigroup, Inc.	1.0%
The Bancorp, Inc.	1.0%
Comerica, Inc.	1.0%

"Standard & Poor's®", "S&P®" and "S&P Banks Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Banks UltraSector ProFund

Service Class BKPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Bear ProFund

Investor Class BRPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Bear ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$168	1.78%

How did the Fund perform last year?

Bear ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 16.33% and a volatility of 19.45%. The index performance was driven by technology outperformance which fueled strong returns.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $2,512
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P 500® Index
Jul15	$10,000	$10,000
Jul16	$9,072	$10,561
Jul17	$7,745	$12,256
Jul18	$6,648	$14,246
Jul19	$6,194	$15,384
Jul20	$4,963	$17,223
Jul21	$3,507	$23,500
Jul22	$3,507	$22,410
Jul23	$3,201	$25,327
Jul24	$2,823	$30,936
Jul25	$2,512	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-10.99%	-12.73%	-12.90%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$43,851,023
Number of Holdings*	6
Net Investment Advisory Fees	$73,329
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
S&P 500 Swap Agreements	(99)%
E-mini S&P 500 Futures Contracts	(1)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	34%
Financials	14%
Consumer Discretionary	10%
Communication Services	10%
Health Care	9%
Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Bear ProFund

Investor Class BRPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Bear ProFund

Service Class BRPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Bear ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$262	2.78%

How did the Fund perform last year?

Bear ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 16.33% and a volatility of 19.45%. The index performance was driven by technology outperformance which fueled strong returns.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $2,282
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P 500® Index
Jul15	$10,000	$10,000
Jul16	$8,980	$10,561
Jul17	$7,590	$12,256
Jul18	$6,449	$14,246
Jul19	$5,948	$15,384
Jul20	$4,721	$17,223
Jul21	$3,302	$23,500
Jul22	$3,270	$22,410
Jul23	$2,961	$25,327
Jul24	$2,586	$30,936
Jul25	$2,282	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-11.73%	-13.53%	-13.73%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$43,851,023
Number of Holdings*	6
Net Investment Advisory Fees	$73,329
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
S&P 500 Swap Agreements	(99)%
E-mini S&P 500 Futures Contracts	(1)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	34%
Financials	14%
Consumer Discretionary	10%
Communication Services	10%
Health Care	9%
Holdings

The Bear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Bear ProFund

Service Class BRPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Biotechnology UltraSector ProFund

Investor Class BIPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Biotechnology UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$133	1.52%

How did the Fund perform last year?

Biotechnology UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Biotechnology Select Industry Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of -13.32% and a volatility of 28.04%. The index performance was driven by potential policy headwinds that impacted the broader healthcare sector.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $11,104
S&P Biotechnology Select Industry Index $10,262
S&P Total Market Index $33,824
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Biotechnology Select Industry Index	S&P Total Market Index
Jul15	$10,000	$10,000	$10,000
Jul16	$7,235	$7,307	$10,442
Jul17	$8,207	$9,225	$12,128
Jul18	$9,100	$11,253	$14,121
Jul19	$7,544	$10,146	$15,096
Jul20	$10,834	$12,933	$16,726
Jul21	$14,303	$14,662	$23,237
Jul22	$11,305	$9,646	$21,429
Jul23	$12,484	$10,025	$24,133
Jul24	$14,829	$11,838	$29,227
Jul25	$11,104	$10,262	$33,824

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-25.12%	0.49%	1.05%
S&P Biotechnology Select Industry Index	-13.32%	-4.52%	0.26%
S&P Total Market Index	15.73%	15.12%	12.96%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$62,519,571
Number of Holdings*	128
Net Investment Advisory Fees	$624,913
Portfolio Turnover	52%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	80%
S&P Biotechnology Select Industry Index Swap Agreements	70%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Biotechnology	100%
Largest Equity Holdings
Holding	% of Net Assets
Alnylam Pharmaceuticals, Inc.	2.6%
Halozyme Therapeutics, Inc.	2.2%
Insmed, Inc.	2.1%
Incyte Corp.	2.1%
Moderna, Inc.	2.1%

"Standard & Poor's®", "S&P®" and "S&P Biotechnology Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Biotechnology UltraSector ProFund

Investor Class BIPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Biotechnology UltraSector ProFund

Service Class BIPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Biotechnology UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$219	2.51%

How did the Fund perform last year?

Biotechnology UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Biotechnology Select Industry Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of -13.32% and a volatility of 28.04%. The index performance was driven by potential policy headwinds that impacted the broader healthcare sector.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $10,047
S&P Biotechnology Select Industry Index $10,262
S&P Total Market Index $33,824
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Biotechnology Select Industry Index	S&P Total Market Index
Jul15	$10,000	$10,000	$10,000
Jul16	$7,163	$7,307	$10,442
Jul17	$8,044	$9,225	$12,128
Jul18	$8,832	$11,253	$14,121
Jul19	$7,248	$10,146	$15,096
Jul20	$10,307	$12,933	$16,726
Jul21	$13,475	$14,662	$23,237
Jul22	$10,543	$9,646	$21,429
Jul23	$11,524	$10,025	$24,133
Jul24	$13,553	$11,838	$29,227
Jul25	$10,047	$10,262	$33,824

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-25.87%	-0.51%	0.05%
S&P Biotechnology Select Industry Index	-13.32%	-4.52%	0.26%
S&P Total Market Index	15.73%	15.12%	12.96%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$62,519,571
Number of Holdings*	128
Net Investment Advisory Fees	$624,913
Portfolio Turnover	52%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	80%
S&P Biotechnology Select Industry Index Swap Agreements	70%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Biotechnology	100%
Largest Equity Holdings
Holding	% of Net Assets
Alnylam Pharmaceuticals, Inc.	2.6%
Halozyme Therapeutics, Inc.	2.2%
Insmed, Inc.	2.1%
Incyte Corp.	2.1%
Moderna, Inc.	2.1%

"Standard & Poor's®", "S&P®" and "S&P Biotechnology Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Biotechnology UltraSector ProFund

Service Class BIPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Bitcoin ProFund

Investor Class BTCFX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Bitcoin ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$158	1.18%

How did the Fund perform last year?

Bitcoin ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to bitcoin returns.

The Fund seeks to achieve its investment objective primarily through managed exposure to bitcoin futures contracts. In this manner, the Fund seeks to provide investment results that correspond to the performance of bitcoin. The index performance was driven by strong bitcoin performance which significantly outperformed Ether.

For the year ended July 31, 2025, the Fund had a total return of 67.59%. For the same period, the Bloomberg Bitcoin Index, a proxy for the bitcoin market, had a total return of 78.85%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used, expenses, transaction costs, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: July 28, 2021 through July 31, 2025

Fund $22,531
Bloomberg Bitcoin Index $29,199
S&P 500® Index $15,298
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Bloomberg Bitcoin Index	S&P 500® Index
Jul21	$10,000	$10,000	$10,000
Jul21	$9,880	$10,165	$9,990
Jul22	$5,596	$5,967	$9,526
Jul23	$6,616	$7,293	$10,766
Jul24	$13,444	$16,326	$13,151
Jul25	$22,531	$29,199	$15,298

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	Since Inception
Fund NAV	67.59%	22.47%
Bloomberg Bitcoin Index	78.85%	30.65%
S&P 500® Index	16.33%	11.19%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$625,148,848
Number of Holdings*	3
Net Investment Advisory Fees	$1,906,931
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
CME Bitcoin Futures Contracts	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Bitcoin ProFund (formerly Bitcoin Strategy ProFund) primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements and U.S. Government securities.

Bloomberg is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Bitcoin ProFund

Investor Class BTCFX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Bull ProFund

Investor Class BLPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Bull ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$159	1.49%

How did the Fund perform last year?

Bull ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that tracks performance of the S&P 500® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 16.33% and a volatility of 19.45%. The index performance was driven by technology outperformance which fueled strong returns.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $29,600
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P 500® Index
Jul15	$10,000	$10,000
Jul16	$10,361	$10,561
Jul17	$11,782	$12,256
Jul18	$13,450	$14,246
Jul19	$14,257	$15,384
Jul20	$15,637	$17,223
Jul21	$20,959	$23,500
Jul22	$19,620	$22,410
Jul23	$21,751	$25,327
Jul24	$26,095	$30,936
Jul25	$29,600	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	13.43%	13.61%	11.46%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$54,777,519
Number of Holdings*	510
Net Investment Advisory Fees	$447,573
Portfolio Turnover	167%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	66%
S&P 500 Swap Agreements	27%
E-mini S&P 500 Futures Contracts	7%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	34%
Financials	14%
Consumer Discretionary	10%
Communication Services	10%
Health Care	9%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	5.3%
Microsoft Corp.	4.8%
Apple, Inc.	3.8%
Amazon.com, Inc.	2.7%
Meta Platforms, Inc. - Class A	2.0%

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Bull ProFund

Investor Class BLPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Bull ProFund

Service Class BLPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Bull ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$264	2.49%

How did the Fund perform last year?

Bull ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that tracks performance of the S&P 500® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 16.33% and a volatility of 19.45%. The index performance was driven by technology outperformance which fueled strong returns.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $26,806
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P 500® Index
Jul15	$10,000	$10,000
Jul16	$10,260	$10,561
Jul17	$11,552	$12,256
Jul18	$13,057	$14,246
Jul19	$13,703	$15,384
Jul20	$14,877	$17,223
Jul21	$19,746	$23,500
Jul22	$18,301	$22,410
Jul23	$20,096	$25,327
Jul24	$23,874	$30,936
Jul25	$26,806	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	12.28%	12.50%	10.36%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$54,777,519
Number of Holdings*	510
Net Investment Advisory Fees	$447,573
Portfolio Turnover	167%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	66%
S&P 500 Swap Agreements	27%
E-mini S&P 500 Futures Contracts	7%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	34%
Financials	14%
Consumer Discretionary	10%
Communication Services	10%
Health Care	9%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	5.3%
Microsoft Corp.	4.8%
Apple, Inc.	3.8%
Amazon.com, Inc.	2.7%
Meta Platforms, Inc. - Class A	2.0%

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Bull ProFund

Service Class BLPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Communication Services UltraSector ProFund

Investor Class WCPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Communication Services UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$208	1.78%

How did the Fund perform last year?

Communication Services UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Communication Services Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 26.66% and a volatility of 19.39%. The index performance was driven by strong performance from companies such as Meta and Alphabet.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $40,019
S&P Communication Services Select Sector Index $36,343
S&P 500® Index $35,989
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Communication Services Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$11,035	$11,041	$10,561
Jul17	$13,062	$13,678	$12,256
Jul18	$13,143	$15,247	$14,246
Jul19	$16,774	$16,159	$15,384
Jul20	$19,469	$18,681	$17,223
Jul21	$32,133	$26,733	$23,500
Jul22	$17,499	$18,455	$22,410
Jul23	$22,363	$22,736	$25,327
Jul24	$29,904	$28,694	$30,936
Jul25	$40,019	$36,343	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	33.83%	15.50%	14.88%
S&P Communication Services Select Sector Index	26.66%	14.24%	13.77%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$30,407,337
Number of Holdings*	30
Net Investment Advisory Fees	$199,724
Portfolio Turnover	395%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	75%
S&P Communication Services Select Sector Index Swap Agreements	75%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Interactive Media & Services	41%
Entertainment	30%
Media	17%
Diversified Telecommunication Services	8%
Wireless Telecommunication Services	4%
Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	14.8%
Alphabet, Inc. - Class A	8.0%
Alphabet, Inc. - Class C	6.4%
Netflix, Inc.	5.7%
Electronic Arts, Inc.	3.4%

"Standard & Poor's®", "S&P®" and "S&P Communication Services Select Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Communication Services UltraSector ProFund

Investor Class WCPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Communication Services UltraSector ProFund

Service Class WCPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Communication Services UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$323	2.78%

How did the Fund perform last year?

Communication Services UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Communication Services Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 26.66% and a volatility of 19.39%. The index performance was driven by strong performance from companies such as Meta and Alphabet.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $36,229
S&P Communication Services Select Sector Index $36,343
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Communication Services Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,927	$11,041	$10,561
Jul17	$12,808	$13,678	$12,256
Jul18	$12,760	$15,247	$14,246
Jul19	$16,122	$16,159	$15,384
Jul20	$18,523	$18,681	$17,223
Jul21	$30,271	$26,733	$23,500
Jul22	$16,321	$18,455	$22,410
Jul23	$20,658	$22,736	$25,327
Jul24	$27,347	$28,694	$30,936
Jul25	$36,229	$36,343	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	32.48%	14.36%	13.74%
S&P Communication Services Select Sector Index	26.66%	14.24%	13.77%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$30,407,337
Number of Holdings*	30
Net Investment Advisory Fees	$199,724
Portfolio Turnover	395%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	75%
S&P Communication Services Select Sector Index Swap Agreements	75%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Interactive Media & Services	41%
Entertainment	30%
Media	17%
Diversified Telecommunication Services	8%
Wireless Telecommunication Services	4%
Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	14.8%
Alphabet, Inc. - Class A	8.0%
Alphabet, Inc. - Class C	6.4%
Netflix, Inc.	5.7%
Electronic Arts, Inc.	3.4%

"Standard & Poor's®", "S&P®" and "S&P Communication Services Select Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Communication Services UltraSector ProFund

Service Class WCPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Consumer Discretionary UltraSector ProFund

Investor Class CYPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Consumer Discretionary UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$178	1.61%

How did the Fund perform last year?

Consumer Discretionary UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Consumer Discretionary Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 19.24% and a volatility of 25.43%. The index performance was driven by strong performance from companies such as Meta and Alphabet.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $28,622
S&P Consumer Discretionary Select Sector Index $31,238
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Consumer Discretionary Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$9,790	$10,353	$10,561
Jul17	$11,531	$11,792	$12,256
Jul18	$14,740	$14,563	$14,246
Jul19	$16,724	$16,049	$15,384
Jul20	$19,478	$18,469	$17,223
Jul21	$27,202	$24,533	$23,500
Jul22	$18,584	$22,306	$22,410
Jul23	$21,973	$24,055	$25,327
Jul24	$23,554	$26,197	$30,936
Jul25	$28,622	$31,238	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	21.52%	8.00%	11.09%
S&P Consumer Discretionary Select Sector Index	19.24%	11.08%	12.06%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$50,782,151
Number of Holdings*	57
Net Investment Advisory Fees	$298,154
Portfolio Turnover	264%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	78%
S&P Consumer Discretionary Select Sector Index Swap Agreements	71%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Retailing	48%
Consumer Services	26%
Automobiles & Components	18%
Consumer Durables & Apparel	8%
Largest Equity Holdings
Holding	% of Net Assets
Amazon.com, Inc.	19.1%
Tesla, Inc.	12.2%
The Home Depot, Inc.	5.1%
Booking Holdings, Inc.	3.4%
McDonald's Corp.	3.4%

"Standard & Poor's®", "S&P®" and "S&P Consumer Discretionary Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Consumer Discretionary UltraSector ProFund

Investor Class CYPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Consumer Discretionary UltraSector ProFund

Service Class CYPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Consumer Discretionary UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$288	2.61%

How did the Fund perform last year?

Consumer Discretionary UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Consumer Discretionary Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 19.24% and a volatility of 25.43%. The index performance was driven by strong performance from companies such as Meta and Alphabet.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $25,910
S&P Consumer Discretionary Select Sector Index $31,238
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Consumer Discretionary Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$9,694	$10,353	$10,561
Jul17	$11,304	$11,792	$12,256
Jul18	$14,304	$14,563	$14,246
Jul19	$16,069	$16,049	$15,384
Jul20	$18,528	$18,469	$17,223
Jul21	$25,622	$24,533	$23,500
Jul22	$17,329	$22,306	$22,410
Jul23	$20,287	$24,055	$25,327
Jul24	$21,527	$26,197	$30,936
Jul25	$25,910	$31,238	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	20.32%	6.94%	9.99%
S&P Consumer Discretionary Select Sector Index	19.24%	11.08%	12.06%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$50,782,151
Number of Holdings*	57
Net Investment Advisory Fees	$298,154
Portfolio Turnover	264%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	78%
S&P Consumer Discretionary Select Sector Index Swap Agreements	71%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Retailing	48%
Consumer Services	26%
Automobiles & Components	18%
Consumer Durables & Apparel	8%
Largest Equity Holdings
Holding	% of Net Assets
Amazon.com, Inc.	19.1%
Tesla, Inc.	12.2%
The Home Depot, Inc.	5.1%
Booking Holdings, Inc.	3.4%
McDonald's Corp.	3.4%

"Standard & Poor's®", "S&P®" and "S&P Consumer Discretionary Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Consumer Discretionary UltraSector ProFund

Service Class CYPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Consumer Staples UltraSector ProFund

Investor Class CNPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Consumer Staples UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$180	1.78%

How did the Fund perform last year?

Consumer Staples UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Consumer Staples Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 5.16% and a volatility of 13.42%. The index performance was driven by the absence of the Magnificent 7 and technology-related names.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $19,512
S&P Consumer Staples Select Sector Index $20,959
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Consumer Staples Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$11,289	$11,174	$10,561
Jul17	$12,167	$11,620	$12,256
Jul18	$11,939	$11,571	$14,246
Jul19	$12,584	$13,246	$15,384
Jul20	$14,431	$14,371	$17,223
Jul21	$22,378	$16,839	$23,500
Jul22	$21,183	$18,022	$22,410
Jul23	$18,588	$18,815	$25,327
Jul24	$19,182	$19,931	$30,936
Jul25	$19,512	$20,959	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	1.72%	6.22%	6.91%
S&P Consumer Staples Select Sector Index	5.16%	7.84%	7.68%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$3,775,392
Number of Holdings*	44
Net Investment Advisory Fees	$8,780
Portfolio Turnover	551%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	84%
S&P Consumer Staples Select Sector Index Swap Agreements	67%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Food, Beverage & Tobacco	48%
Food & Staples Retailing	31%
Household & Personal Products	21%
Largest Equity Holdings
Holding	% of Net Assets
Walmart, Inc.	8.2%
Costco Wholesale Corp.	8.1%
The Procter & Gamble Co.	6.9%
The Coca-Cola Co.	5.1%
Philip Morris International, Inc.	4.9%

"Standard & Poor's®", "S&P®" and "S&P Consumer Staples Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Consumer Staples UltraSector ProFund

Investor Class CNPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Consumer Staples UltraSector ProFund

Service Class CNPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Consumer Staples UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$278	2.77%

How did the Fund perform last year?

Consumer Staples UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Consumer Staples Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 5.16% and a volatility of 13.42%. The index performance was driven by the absence of the Magnificent 7 and technology-related names.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $17,662
S&P Consumer Staples Select Sector Index $20,959
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Consumer Staples Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$11,176	$11,174	$10,561
Jul17	$11,927	$11,620	$12,256
Jul18	$11,587	$11,571	$14,246
Jul19	$12,094	$13,246	$15,384
Jul20	$13,731	$14,371	$17,223
Jul21	$21,080	$16,839	$23,500
Jul22	$19,762	$18,022	$22,410
Jul23	$17,170	$18,815	$25,327
Jul24	$17,539	$19,931	$30,936
Jul25	$17,662	$20,959	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	0.70%	5.16%	5.85%
S&P Consumer Staples Select Sector Index	5.16%	7.84%	7.68%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$3,775,392
Number of Holdings*	44
Net Investment Advisory Fees	$8,780
Portfolio Turnover	551%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	84%
S&P Consumer Staples Select Sector Index Swap Agreements	67%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Food, Beverage & Tobacco	48%
Food & Staples Retailing	31%
Household & Personal Products	21%
Largest Equity Holdings
Holding	% of Net Assets
Walmart, Inc.	8.2%
Costco Wholesale Corp.	8.1%
The Procter & Gamble Co.	6.9%
The Coca-Cola Co.	5.1%
Philip Morris International, Inc.	4.9%

"Standard & Poor's®", "S&P®" and "S&P Consumer Staples Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Consumer Staples UltraSector ProFund

Service Class CNPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Ether ProFund

Investor Class ETHFX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Ether ProFund (the "Fund") for the period of February 25, 2025 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$80Footnote Reference*	1.54%
Footnote	Description
Footnote*	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.

How did the Fund perform during the period?

Ether ProFund (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of ether.

The Fund currently seeks to achieve this objective primarily through investments in ether futures contracts. The Fund does not invest directly in ether. The index performance was driven in part by an improving regulatory environment and increased institutional adoption.

For the period February 25, 2025, through July 31, 2025, the Fund had a total return of 43.82%. For the same period, the Bloomberg Ethereum Index had a total return of 50.02%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used, expenses, transaction costs, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: February 25, 2025 through July 31, 2025

Fund $14,382
Bloomberg Ethereum Index $15,002
S&P 500® Index $10,704
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Feb25
Mar25
Apr25
May25
Jun25
Jul25

	Fund	Bloomberg Ethereum Index	S&P 500® Index
Feb25	$10,000	$10,000	$10,000
Feb25	$8,900	$8,883	$10,000
Mar25	$7,276	$7,340	$9,437
Apr25	$7,084	$7,168	$9,373
May25	$10,124	$10,333	$9,963
Jun25	$9,827	$10,084	$10,469
Jul25	$14,382	$15,002	$10,704

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

Since Inception
Fund NAV	43.82%
Bloomberg Ethereum Index	50.02%
S&P 500® Index	7.04%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$3,287,422
Number of Holdings*	3
Net Investment Advisory Fees	$24
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
CME Ether Futures Contracts	91%
CME Micro Ether Futures Contracts	7%
Total	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Ether ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements and U.S. Government securities.

Bloomberg is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Ether ProFund

Investor Class ETHFX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Energy UltraSector ProFund

Investor Class ENPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Energy UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$156	1.65%

How did the Fund perform last year?

Energy UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Energy Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of -3.29% and a volatility of 25.45%. The index performance was driven by materially lower oil prices from the year prior.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $12,319
S&P Energy Select Sector Index $18,999
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Energy Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$9,444	$10,016	$10,561
Jul17	$9,017	$10,154	$12,256
Jul18	$11,495	$12,169	$14,246
Jul19	$8,110	$10,226	$15,384
Jul20	$3,360	$6,380	$17,223
Jul21	$5,526	$9,213	$23,500
Jul22	$11,101	$15,330	$22,410
Jul23	$12,736	$17,822	$25,327
Jul24	$13,894	$19,644	$30,936
Jul25	$12,319	$18,999	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-11.33%	29.67%	2.11%
S&P Energy Select Sector Index	-3.29%	24.39%	6.63%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$17,639,833
Number of Holdings*	28
Net Investment Advisory Fees	$184,913
Portfolio Turnover	374%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	82%
S&P Energy Select Sector Index Swap Agreements	67%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Oil, Gas & Consumable Fuels	92%
Energy Equipment & Services	8%
Largest Equity Holdings
Holding	% of Net Assets
Exxon Mobil Corp.	19.0%
Chevron Corp.	14.9%
ConocoPhillips	6.1%
The Williams Cos., Inc.	3.7%
EOG Resources, Inc.	3.6%

"Standard & Poor's®", "S&P®" and "S&P Energy Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Energy UltraSector ProFund

Investor Class ENPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Energy UltraSector ProFund

Service Class ENPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Energy UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$249	2.65%

How did the Fund perform last year?

Energy UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Energy Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of -3.29% and a volatility of 25.45%. The index performance was driven by materially lower oil prices from the year prior.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $11,149
S&P Energy Select Sector Index $18,999
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Energy Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$9,350	$10,016	$10,561
Jul17	$8,839	$10,154	$12,256
Jul18	$11,158	$12,169	$14,246
Jul19	$7,793	$10,226	$15,384
Jul20	$3,201	$6,380	$17,223
Jul21	$5,208	$9,213	$23,500
Jul22	$10,358	$15,330	$22,410
Jul23	$11,762	$17,822	$25,327
Jul24	$12,704	$19,644	$30,936
Jul25	$11,149	$18,999	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-12.24%	28.35%	1.09%
S&P Energy Select Sector Index	-3.29%	24.39%	6.63%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$17,639,833
Number of Holdings*	28
Net Investment Advisory Fees	$184,913
Portfolio Turnover	374%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	82%
S&P Energy Select Sector Index Swap Agreements	67%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Oil, Gas & Consumable Fuels	92%
Energy Equipment & Services	8%
Largest Equity Holdings
Holding	% of Net Assets
Exxon Mobil Corp.	19.0%
Chevron Corp.	14.9%
ConocoPhillips	6.1%
The Williams Cos., Inc.	3.7%
EOG Resources, Inc.	3.6%

"Standard & Poor's®", "S&P®" and "S&P Energy Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Energy UltraSector ProFund

Service Class ENPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Europe 30 ProFund

Investor Class UEPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Europe 30 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$184	1.78%

How did the Fund perform last year?

Europe 30 ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the ProFunds Europe 30 Index® (the "Index").

The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of 6.47% and a volatility of 17.31%. The index performance was driven by optimism around European expansionary fiscal policy.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $16,655
ProFunds Europe 30 Index® $14,022
S&P Global 1200 Index $28,888
STOXX Europe 50® Index $18,136
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	ProFunds Europe 30 Index®	S&P Global 1200 Index	STOXX Europe 50® Index
Jul15	$10,000	$10,000	$9,999	$10,000
Jul16	$9,182	$8,978	$10,075	$8,796
Jul17	$11,064	$10,621	$11,851	$10,263
Jul18	$11,650	$10,947	$13,297	$10,810
Jul19	$11,190	$10,055	$13,808	$10,686
Jul20	$9,800	$8,874	$14,881	$10,696
Jul21	$12,876	$11,593	$20,007	$13,417
Jul22	$12,053	$10,759	$18,395	$12,208
Jul23	$13,394	$11,728	$20,973	$15,007
Jul24	$15,532	$13,170	$24,918	$16,766
Jul25	$16,655	$14,022	$28,888	$18,136

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	7.23%	11.19%	5.23%
ProFunds Europe 30 Index®	6.47%	9.58%	3.44%
S&P Global 1200 Index	15.95%	14.19%	11.19%
STOXX Europe 50® Index	8.17%	11.14%	6.13%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$4,266,804
Number of Holdings*	30
Net Investment Advisory Fees	$3,527
Portfolio Turnover	712%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Health Care	20%
Information Technology	19%
Energy	16%
Financials	13%
Consumer Staples	11%
Largest Equity Holdings
Holding	% of Net Assets
SAP SE	7.4%
HSBC Holdings PLC	5.6%
British American Tobacco PLC	4.5%
ARM Holdings PLC	4.3%
Shell PLC	3.9%

Largest Countries

United Kingdom	49.1%
Germany	11.6%
Netherlands	10.5%
France	7.1%
Luxembourg	4.9%

Europe 30 ProFund

Investor Class UEPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Europe 30 ProFund

Service Class UEPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Europe 30 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$287	2.78%

How did the Fund perform last year?

Europe 30 ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the ProFunds Europe 30 Index® (the "Index").

The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of 6.47% and a volatility of 17.31%. The index performance was driven by optimism around European expansionary fiscal policy.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $15,056
ProFunds Europe 30 Index® $14,022
S&P Global 1200 Index $28,888
STOXX Europe 50® Index $18,136
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	ProFunds Europe 30 Index®	S&P Global 1200 Index	STOXX Europe 50® Index
Jul15	$10,000	$10,000	$9,999	$10,000
Jul16	$9,096	$8,978	$10,075	$8,796
Jul17	$10,851	$10,621	$11,851	$10,263
Jul18	$11,300	$10,947	$13,297	$10,810
Jul19	$10,758	$10,055	$13,808	$10,686
Jul20	$9,309	$8,874	$14,881	$10,696
Jul21	$12,115	$11,593	$20,007	$13,417
Jul22	$11,230	$10,759	$18,395	$12,208
Jul23	$12,351	$11,728	$20,973	$15,007
Jul24	$14,176	$13,170	$24,918	$16,766
Jul25	$15,056	$14,022	$28,888	$18,136

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	6.21%	10.09%	4.18%
ProFunds Europe 30 Index®	6.47%	9.58%	3.44%
S&P Global 1200 Index	15.95%	14.19%	11.19%
STOXX Europe 50® Index	8.17%	11.14%	6.13%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$4,266,804
Number of Holdings*	30
Net Investment Advisory Fees	$3,527
Portfolio Turnover	712%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Health Care	20%
Information Technology	19%
Energy	16%
Financials	13%
Consumer Staples	11%
Largest Equity Holdings
Holding	% of Net Assets
SAP SE	7.4%
HSBC Holdings PLC	5.6%
British American Tobacco PLC	4.5%
ARM Holdings PLC	4.3%
Shell PLC	3.9%

Largest Countries

United Kingdom	49.1%
Germany	11.6%
Netherlands	10.5%
France	7.1%
Luxembourg	4.9%

Europe 30 ProFund

Service Class UEPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Falling U.S. Dollar ProFund

Investor Class FDPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Falling U.S. Dollar ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$182	1.78%

How did the Fund perform last year?

Falling U.S. Dollar ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of non-U.S. currencies included in the ICE U.S. Dollar Index (the "Index").

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of -3.97% and a volatility of 7.56%. The index performance was driven by a falling US dollar.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $8,347
ICE® U.S. Dollar Index $10,270
Bloomberg U.S. Aggregate Bond Index $11,790
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	ICE® U.S. Dollar Index	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000	$10,000
Jul16	$9,961	$9,814	$10,594	$10,561
Jul17	$9,966	$9,540	$10,539	$12,256
Jul18	$9,551	$9,713	$10,455	$14,246
Jul19	$8,957	$10,121	$11,299	$15,384
Jul20	$9,204	$9,590	$12,443	$17,223
Jul21	$9,103	$9,469	$12,356	$23,500
Jul22	$7,751	$10,879	$11,229	$22,410
Jul23	$8,054	$10,464	$10,851	$25,327
Jul24	$7,993	$10,694	$11,405	$30,936
Jul25	$8,347	$10,270	$11,790	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	4.42%	-1.94%	-1.79%
ICE® U.S. Dollar Index	-3.97%	1.38%	0.27%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

After the close of business on October 23, 2024, the Fund's broad-based securities market index was changed from the S&P 500 Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purpose.

Fund Statistics

Net Assets	$1,404,853
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

The "U.S. Dollar Index®" is a trademark of ICE Data Indices, LLC (“IDI”) and has been licensed for use by ProFunds. ProFunds have not been passed on by IDI as to their legality or suitability. ProFunds based on IDI indexes are not sponsored, endorsed, sold or promoted by IDI or its afﬁliates, and they make no representation regarding the advisability of investing in ProFunds, or the ability of the index to track general ﬁnancial market performance.

Falling U.S. Dollar ProFund

Investor Class FDPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Falling U.S. Dollar ProFund

Service Class FDPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Falling U.S. Dollar ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$283	2.78%

How did the Fund perform last year?

Falling U.S. Dollar ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of non-U.S. currencies included in the ICE U.S. Dollar Index (the "Index").

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of -3.97% and a volatility of 7.56%. The index performance was driven by a falling US dollar.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $7,582
ICE® U.S. Dollar Index $10,270
Bloomberg U.S. Aggregate Bond Index $11,790
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	ICE® U.S. Dollar Index	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000	$10,000
Jul16	$9,866	$9,814	$10,594	$10,561
Jul17	$9,779	$9,540	$10,539	$12,256
Jul18	$9,283	$9,713	$10,455	$14,246
Jul19	$8,625	$10,121	$11,299	$15,384
Jul20	$8,782	$9,590	$12,443	$17,223
Jul21	$8,596	$9,469	$12,356	$23,500
Jul22	$7,238	$10,879	$11,229	$22,410
Jul23	$7,442	$10,464	$10,851	$25,327
Jul24	$7,337	$10,694	$11,405	$30,936
Jul25	$7,582	$10,270	$11,790	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.35%	-2.90%	-2.73%
ICE® U.S. Dollar Index	-3.97%	1.38%	0.27%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

After the close of business on October 23, 2024, the Fund's broad-based securities market index was changed from the S&P 500 Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purpose.

Fund Statistics

Net Assets	$1,404,853
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Forward Currency Contracts	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

The "U.S. Dollar Index®" is a trademark of ICE Data Indices, LLC (“IDI”) and has been licensed for use by ProFunds. ProFunds have not been passed on by IDI as to their legality or suitability. ProFunds based on IDI indexes are not sponsored, endorsed, sold or promoted by IDI or its afﬁliates, and they make no representation regarding the advisability of investing in ProFunds, or the ability of the index to track general ﬁnancial market performance.

Falling U.S. Dollar ProFund

Service Class FDPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Financials UltraSector ProFund

Investor Class FNPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Financials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$189	1.67%

How did the Fund perform last year?

Financials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Financial Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 21.54% and a volatility of 20.48%. The index performance was driven by in part by a steepening yield curve.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $32,676
S&P Financial Select Sector Index $31,376
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Financial Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$9,373	$9,623	$10,561
Jul17	$12,738	$12,797	$12,256
Jul18	$14,824	$14,521	$14,246
Jul19	$15,880	$15,024	$15,384
Jul20	$12,482	$13,098	$17,223
Jul21	$21,469	$20,330	$23,500
Jul22	$18,829	$19,116	$22,410
Jul23	$19,373	$20,471	$25,327
Jul24	$25,929	$25,816	$30,936
Jul25	$32,676	$31,376	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	26.02%	21.22%	12.57%
S&P Financial Select Sector Index	21.54%	19.09%	12.11%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$35,668,006
Number of Holdings*	81
Net Investment Advisory Fees	$218,796
Portfolio Turnover	313%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	81%
S&P Financial Select Sector Index Swap Agreements	70%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Diversified Financials	60%
Banks	26%
Insurance	14%
Largest Equity Holdings
Holding	% of Net Assets
Berkshire Hathaway, Inc. - Class B	9.5%
JPMorgan Chase & Co.	9.0%
Visa, Inc. - Class A	6.5%
MasterCard, Inc. - Class A	5.0%
Bank of America Corp.	3.4%

"Standard & Poor's®", "S&P®" and "S&P Financial Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Financials UltraSector ProFund

Investor Class FNPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Financials UltraSector ProFund

Service Class FNPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Financials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$300	2.67%

How did the Fund perform last year?

Financials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Financial Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 21.54% and a volatility of 20.48%. The index performance was driven by in part by a steepening yield curve.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $29,553
S&P Financial Select Sector Index $31,376
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Financial Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$9,284	$9,623	$10,561
Jul17	$12,495	$12,797	$12,256
Jul18	$14,396	$14,521	$14,246
Jul19	$15,264	$15,024	$15,384
Jul20	$11,875	$13,098	$17,223
Jul21	$20,211	$20,330	$23,500
Jul22	$17,554	$19,116	$22,410
Jul23	$17,887	$20,471	$25,327
Jul24	$23,683	$25,816	$30,936
Jul25	$29,553	$31,376	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	24.79%	20.00%	11.45%
S&P Financial Select Sector Index	21.54%	19.09%	12.11%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$35,668,006
Number of Holdings*	81
Net Investment Advisory Fees	$218,796
Portfolio Turnover	313%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	81%
S&P Financial Select Sector Index Swap Agreements	70%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Diversified Financials	60%
Banks	26%
Insurance	14%
Largest Equity Holdings
Holding	% of Net Assets
Berkshire Hathaway, Inc. - Class B	9.5%
JPMorgan Chase & Co.	9.0%
Visa, Inc. - Class A	6.5%
MasterCard, Inc. - Class A	5.0%
Bank of America Corp.	3.4%

"Standard & Poor's®", "S&P®" and "S&P Financial Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Financials UltraSector ProFund

Service Class FNPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Health Care UltraSector ProFund

Investor Class HCPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Health Care UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$157	1.76%

How did the Fund perform last year?

Health Care UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Health Care Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of -11.32% and a volatility of 16.58%. The index performance was driven by potential policy headwinds that impacted the broader healthcare sector.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $18,257
S&P Health Care Select Sector Index $20,377
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Health Care Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$9,391	$10,001	$10,561
Jul17	$10,357	$10,802	$12,256
Jul18	$12,352	$12,240	$14,246
Jul19	$12,542	$12,765	$15,384
Jul20	$15,390	$15,160	$17,223
Jul21	$21,604	$19,304	$23,500
Jul22	$20,340	$19,654	$22,410
Jul23	$20,139	$20,249	$25,327
Jul24	$23,126	$22,979	$30,936
Jul25	$18,257	$20,377	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-21.05%	3.47%	6.20%
S&P Health Care Select Sector Index	-11.32%	6.09%	7.38%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$9,652,048
Number of Holdings*	66
Net Investment Advisory Fees	$106,296
Portfolio Turnover	99%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	83%
S&P Health Care Select Sector Index Swap Agreements	68%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Pharmaceuticals	30%
Health Care Equipment & Supplies	25%
Biotechnology	18%
Health Care Providers & Services	17%
Life Sciences Tools & Services	10%
Largest Equity Holdings
Holding	% of Net Assets
Eli Lilly & Co.	10.2%
Johnson & Johnson	6.9%
AbbVie, Inc.	5.8%
UnitedHealth Group, Inc.	4.0%
Abbott Laboratories	3.8%

"Standard & Poor's®", "S&P®" and "S&P Health Care Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Health Care UltraSector ProFund

Investor Class HCPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Health Care UltraSector ProFund

Service Class HCPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Health Care UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$246	2.76%

How did the Fund perform last year?

Health Care UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Health Care Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of -11.32% and a volatility of 16.58%. The index performance was driven by potential policy headwinds that impacted the broader healthcare sector.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $16,541
S&P Health Care Select Sector Index $20,377
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Health Care Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$9,296	$10,001	$10,561
Jul17	$10,153	$10,802	$12,256
Jul18	$11,989	$12,240	$14,246
Jul19	$12,055	$12,765	$15,384
Jul20	$14,652	$15,160	$17,223
Jul21	$20,370	$19,304	$23,500
Jul22	$18,987	$19,654	$22,410
Jul23	$18,611	$20,249	$25,327
Jul24	$21,158	$22,979	$30,936
Jul25	$16,541	$20,377	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-21.82%	2.45%	5.16%
S&P Health Care Select Sector Index	-11.32%	6.09%	7.38%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$9,652,048
Number of Holdings*	66
Net Investment Advisory Fees	$106,296
Portfolio Turnover	99%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	83%
S&P Health Care Select Sector Index Swap Agreements	68%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Pharmaceuticals	30%
Health Care Equipment & Supplies	25%
Biotechnology	18%
Health Care Providers & Services	17%
Life Sciences Tools & Services	10%
Largest Equity Holdings
Holding	% of Net Assets
Eli Lilly & Co.	10.2%
Johnson & Johnson	6.9%
AbbVie, Inc.	5.8%
UnitedHealth Group, Inc.	4.0%
Abbott Laboratories	3.8%

"Standard & Poor's®", "S&P®" and "S&P Health Care Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Health Care UltraSector ProFund

Service Class HCPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Industrials UltraSector ProFund

Investor Class IDPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Industrials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$200	1.78%

How did the Fund perform last year?

Industrials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Industrials Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 20.67% and a volatility of 19.63%. The index performance was driven in part by a soft economic landing.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $37,513
S&P Industrials Select Sector Index $34,007
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Industrials Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$11,123	$10,965	$10,561
Jul17	$14,088	$13,187	$12,256
Jul18	$16,904	$15,136	$14,246
Jul19	$17,955	$15,678	$15,384
Jul20	$16,737	$14,785	$17,223
Jul21	$27,994	$21,650	$23,500
Jul22	$22,258	$20,345	$22,410
Jul23	$24,975	$23,929	$25,327
Jul24	$30,162	$28,181	$30,936
Jul25	$37,513	$34,007	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	24.37%	17.52%	14.13%
S&P Industrials Select Sector Index	20.67%	18.13%	13.02%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$7,384,613
Number of Holdings*	84
Net Investment Advisory Fees	$32,890
Portfolio Turnover	805%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	79%
S&P Industrials Select Sector Index Swap Agreements	71%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Capital Goods	72%
Transportation	15%
Commercial & Professional Services	13%
Largest Equity Holdings
Holding	% of Net Assets
General Electric Co.	4.9%
Raytheon Technologies Corp.	3.6%
Caterpillar, Inc.	3.5%
Uber Technologies, Inc.	3.1%
GE Vernova, Inc.	3.1%

"Standard & Poor's®", "S&P®" and "S&P Industrials Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Industrials UltraSector ProFund

Investor Class IDPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Industrials UltraSector ProFund

Service Class IDPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Industrials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$310	2.78%

How did the Fund perform last year?

Industrials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Industrials Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 20.67% and a volatility of 19.63%. The index performance was driven in part by a soft economic landing.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $33,914
S&P Industrials Select Sector Index $34,007
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Industrials Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$11,014	$10,965	$10,561
Jul17	$13,812	$13,187	$12,256
Jul18	$16,408	$15,136	$14,246
Jul19	$17,254	$15,678	$15,384
Jul20	$15,926	$14,785	$17,223
Jul21	$26,371	$21,650	$23,500
Jul22	$20,757	$20,345	$22,410
Jul23	$23,051	$23,929	$25,327
Jul24	$27,555	$28,181	$30,936
Jul25	$33,914	$34,007	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	23.07%	16.32%	12.99%
S&P Industrials Select Sector Index	20.67%	18.13%	13.02%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$7,384,613
Number of Holdings*	84
Net Investment Advisory Fees	$32,890
Portfolio Turnover	805%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	79%
S&P Industrials Select Sector Index Swap Agreements	71%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Capital Goods	72%
Transportation	15%
Commercial & Professional Services	13%
Largest Equity Holdings
Holding	% of Net Assets
General Electric Co.	4.9%
Raytheon Technologies Corp.	3.6%
Caterpillar, Inc.	3.5%
Uber Technologies, Inc.	3.1%
GE Vernova, Inc.	3.1%

"Standard & Poor's®", "S&P®" and "S&P Industrials Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Industrials UltraSector ProFund

Service Class IDPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Internet UltraSector ProFund

Investor Class INPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Internet UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$186	1.48%

How did the Fund perform last year?

Internet UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones Internet Composite Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 38.30% and a volatility of 25.32%. The index performance was driven by strength in the technology sector and technology-related companies.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $45,994
Dow Jones Internet Composite Index $39,882
S&P 500® Index $35,989
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Dow Jones Internet Composite Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,712	$10,767	$10,561
Jul17	$15,109	$13,805	$12,256
Jul18	$23,493	$19,010	$14,246
Jul19	$25,240	$20,653	$15,384
Jul20	$33,647	$26,140	$17,223
Jul21	$48,960	$34,532	$23,500
Jul22	$20,612	$20,367	$22,410
Jul23	$26,053	$25,068	$25,327
Jul24	$30,276	$28,838	$30,936
Jul25	$45,994	$39,882	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	51.92%	6.45%	16.49%
Dow Jones Internet Composite Index	38.30%	8.82%	14.84%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$106,428,025
Number of Holdings*	46
Net Investment Advisory Fees	$814,339
Portfolio Turnover	112%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	79%
Dow Jones Composite Internet Index Swap Agreements	71%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Interactive Media & Services	21%
Software	13%
Hotels, Restaurants & Leisure	13%
Multiline Retail	12%
Entertainment	12%
Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	8.3%
Amazon.com, Inc.	8.2%
Netflix, Inc.	7.1%
Alphabet, Inc. - Class A	4.4%
Arista Networks, Inc.	4.0%

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Internet Composite Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Internet UltraSector ProFund

Investor Class INPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Internet UltraSector ProFund

Service Class INPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Internet UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$310	2.48%

How did the Fund perform last year?

Internet UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones Internet Composite Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 38.30% and a volatility of 25.32%. The index performance was driven by strength in the technology sector and technology-related companies.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $41,602
Dow Jones Internet Composite Index $39,882
S&P 500® Index $35,989
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Dow Jones Internet Composite Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,602	$10,767	$10,561
Jul17	$14,805	$13,805	$12,256
Jul18	$22,792	$19,010	$14,246
Jul19	$24,241	$20,653	$15,384
Jul20	$32,001	$26,140	$17,223
Jul21	$46,104	$34,532	$23,500
Jul22	$19,214	$20,367	$22,410
Jul23	$24,046	$25,068	$25,327
Jul24	$27,662	$28,838	$30,936
Jul25	$41,602	$39,882	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	50.39%	5.39%	15.32%
Dow Jones Internet Composite Index	38.30%	8.82%	14.84%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$106,428,025
Number of Holdings*	46
Net Investment Advisory Fees	$814,339
Portfolio Turnover	112%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	79%
Dow Jones Composite Internet Index Swap Agreements	71%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Interactive Media & Services	21%
Software	13%
Hotels, Restaurants & Leisure	13%
Multiline Retail	12%
Entertainment	12%
Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	8.3%
Amazon.com, Inc.	8.2%
Netflix, Inc.	7.1%
Alphabet, Inc. - Class A	4.4%
Arista Networks, Inc.	4.0%

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Internet Composite Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Internet UltraSector ProFund

Service Class INPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Large-Cap Growth ProFund

Investor Class LGPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Large-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$190	1.70%

How did the Fund perform last year?

Large-Cap Growth ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Growth Index (the "Index").

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 25.65% and a volatility of 24.36%. The index performance was driven by mega cap growth outperformance.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $36,339
S&P 500® Growth Index $43,843
S&P 500® Index $35,989
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P 500® Growth Index	S&P 500® Index
Jul15	$10,000	$9,999	$10,000
Jul16	$10,323	$10,527	$10,561
Jul17	$11,860	$12,313	$12,256
Jul18	$14,161	$14,974	$14,246
Jul19	$15,232	$16,404	$15,384
Jul20	$18,549	$20,431	$17,223
Jul21	$25,032	$28,017	$23,500
Jul22	$22,355	$25,459	$22,410
Jul23	$23,691	$27,496	$25,327
Jul24	$29,489	$34,899	$30,936
Jul25	$36,339	$43,843	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	23.23%	14.40%	13.77%
S&P 500® Growth Index	25.65%	16.50%	15.93%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$26,634,739
Number of Holdings*	219
Net Investment Advisory Fees	$245,864
Portfolio Turnover	1217%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	101%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	42%
Communication Services	15%
Consumer Discretionary	12%
Financials	11%
Industrials	9%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	15.0%
Microsoft Corp.	7.1%
Meta Platforms, Inc. - Class A	5.8%
Apple, Inc.	4.9%
Broadcom, Inc.	4.8%

"Standard & Poor's®", "S&P®", and "S&P 500 Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Large-Cap Growth ProFund

Investor Class LGPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Large-Cap Growth ProFund

Service Class LGPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Large-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$297	2.68%

How did the Fund perform last year?

Large-Cap Growth ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Growth Index (the "Index").

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 25.65% and a volatility of 24.36%. The index performance was driven by mega cap growth outperformance.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $32,879
S&P 500® Growth Index $43,843
S&P 500® Index $35,989
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P 500® Growth Index	S&P 500® Index
Jul15	$10,000	$9,999	$10,000
Jul16	$10,219	$10,527	$10,561
Jul17	$11,624	$12,313	$12,256
Jul18	$13,740	$14,974	$14,246
Jul19	$14,633	$16,404	$15,384
Jul20	$17,638	$20,431	$17,223
Jul21	$23,565	$28,017	$23,500
Jul22	$20,840	$25,459	$22,410
Jul23	$21,869	$27,496	$25,327
Jul24	$26,951	$34,899	$30,936
Jul25	$32,879	$43,843	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	22.00%	13.26%	12.64%
S&P 500® Growth Index	25.65%	16.50%	15.93%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$26,634,739
Number of Holdings*	219
Net Investment Advisory Fees	$245,864
Portfolio Turnover	1217%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	101%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	42%
Communication Services	15%
Consumer Discretionary	12%
Financials	11%
Industrials	9%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	15.0%
Microsoft Corp.	7.1%
Meta Platforms, Inc. - Class A	5.8%
Apple, Inc.	4.9%
Broadcom, Inc.	4.8%

"Standard & Poor's®", "S&P®", and "S&P 500 Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Large-Cap Growth ProFund

Service Class LGPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Large-Cap Value ProFund

Investor Class LVPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Large-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$181	1.78%

How did the Fund perform last year?

Large-Cap Value ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Value Index (the "Index").

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 5.59% and a volatility of 16.13%. The index performance was driven by value lagging during a period of mega cap growth outperformance.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $22,547
S&P 500® Value Index $27,059
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P 500® Value Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,411	$10,579	$10,561
Jul17	$11,674	$12,095	$12,256
Jul18	$12,664	$13,357	$14,246
Jul19	$13,225	$14,195	$15,384
Jul20	$12,622	$13,809	$17,223
Jul21	$16,823	$18,735	$23,500
Jul22	$16,534	$18,730	$22,410
Jul23	$18,998	$21,944	$25,327
Jul24	$21,730	$25,627	$30,936
Jul25	$22,547	$27,059	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.76%	12.30%	8.47%
S&P 500® Value Index	5.59%	14.40%	10.47%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$4,573,676
Number of Holdings*	400
Net Investment Advisory Fees	$131,033
Portfolio Turnover	1805%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	24%
Financials	17%
Health Care	13%
Industrials	9%
Consumer Discretionary	9%
Largest Equity Holdings
Holding	% of Net Assets
Microsoft Corp.	7.7%
Apple, Inc.	6.8%
Amazon.com, Inc.	3.7%
Exxon Mobil Corp.	2.0%
Berkshire Hathaway, Inc. - Class B	1.8%

"Standard & Poor's®", "S&P®", and "S&P 500 Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Large-Cap Value ProFund

Investor Class LVPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Large-Cap Value ProFund

Service Class LVPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Large-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$282	2.78%

How did the Fund perform last year?

Large-Cap Value ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Value Index (the "Index").

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 5.59% and a volatility of 16.13%. The index performance was driven by value lagging during a period of mega cap growth outperformance.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $20,389
S&P 500® Value Index $27,059
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P 500® Value Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,306	$10,579	$10,561
Jul17	$11,441	$12,095	$12,256
Jul18	$12,288	$13,357	$14,246
Jul19	$12,707	$14,195	$15,384
Jul20	$12,003	$13,809	$17,223
Jul21	$15,841	$18,735	$23,500
Jul22	$15,414	$18,730	$22,410
Jul23	$17,529	$21,944	$25,327
Jul24	$19,846	$25,627	$30,936
Jul25	$20,389	$27,059	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	2.74%	11.18%	7.38%
S&P 500® Value Index	5.59%	14.40%	10.47%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$4,573,676
Number of Holdings*	400
Net Investment Advisory Fees	$131,033
Portfolio Turnover	1805%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	24%
Financials	17%
Health Care	13%
Industrials	9%
Consumer Discretionary	9%
Largest Equity Holdings
Holding	% of Net Assets
Microsoft Corp.	7.7%
Apple, Inc.	6.8%
Amazon.com, Inc.	3.7%
Exxon Mobil Corp.	2.0%
Berkshire Hathaway, Inc. - Class B	1.8%

"Standard & Poor's®", "S&P®", and "S&P 500 Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Large-Cap Value ProFund

Service Class LVPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Materials UltraSector ProFund

Investor Class BMPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Materials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$169	1.78%

How did the Fund perform last year?

Materials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Materials Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of -2.80% and a volatility of 19.87%. The index performance was driven by the absence of the Magnificent 7 and technology-related names.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $22,579
S&P Materials Select Sector Index $23,565
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Materials Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,960	$10,854	$10,561
Jul17	$13,336	$12,431	$12,256
Jul18	$15,556	$13,832	$14,246
Jul19	$13,403	$13,828	$15,384
Jul20	$13,235	$14,643	$17,223
Jul21	$21,313	$20,737	$23,500
Jul22	$19,389	$19,693	$22,410
Jul23	$22,992	$22,088	$25,327
Jul24	$24,990	$24,244	$30,936
Jul25	$22,579	$23,565	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-9.65%	11.27%	8.49%
S&P Materials Select Sector Index	-2.80%	9.98%	8.95%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$3,438,906
Number of Holdings*	32
Net Investment Advisory Fees	$20,803
Portfolio Turnover	764%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	86%
S&P Materials Select Sector Index Swap Agreements	65%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Chemicals	58%
Metals & Mining	17%
Containers & Packaging	16%
Construction Materials	9%
Largest Equity Holdings
Holding	% of Net Assets
Linde PLC	13.9%
The Sherwin-Williams Co.	4.9%
Newmont Corp.	4.5%
Ecolab, Inc.	4.3%
Air Products & Chemicals, Inc.	4.1%

"Standard & Poor's®", "S&P®" and "S&P Materials Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Materials UltraSector ProFund

Investor Class BMPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Materials UltraSector ProFund

Service Class BMPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Materials UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$263	2.78%

How did the Fund perform last year?

Materials UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Materials Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of -2.80% and a volatility of 19.87%. The index performance was driven by the absence of the Magnificent 7 and technology-related names.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $20,438
S&P Materials Select Sector Index $23,565
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Materials Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,854	$10,854	$10,561
Jul17	$13,080	$12,431	$12,256
Jul18	$15,106	$13,832	$14,246
Jul19	$12,883	$13,828	$15,384
Jul20	$12,594	$14,643	$17,223
Jul21	$20,080	$20,737	$23,500
Jul22	$18,090	$19,693	$22,410
Jul23	$21,233	$22,088	$25,327
Jul24	$22,850	$24,244	$30,936
Jul25	$20,438	$23,565	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-10.56%	10.17%	7.41%
S&P Materials Select Sector Index	-2.80%	9.98%	8.95%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$3,438,906
Number of Holdings*	32
Net Investment Advisory Fees	$20,803
Portfolio Turnover	764%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	86%
S&P Materials Select Sector Index Swap Agreements	65%
Total	151%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Chemicals	58%
Metals & Mining	17%
Containers & Packaging	16%
Construction Materials	9%
Largest Equity Holdings
Holding	% of Net Assets
Linde PLC	13.9%
The Sherwin-Williams Co.	4.9%
Newmont Corp.	4.5%
Ecolab, Inc.	4.3%
Air Products & Chemicals, Inc.	4.1%

"Standard & Poor's®", "S&P®" and "S&P Materials Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Materials UltraSector ProFund

Service Class BMPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Mid-Cap Growth ProFund

Investor Class MGPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Mid-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$178	1.78%

How did the Fund perform last year?

Mid-Cap Growth ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Growth Index (the "Index").

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 2.23% and a volatility of 22.60%. The index performance was driven by mid-caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $20,059
S&P MidCap 400® Growth Index $24,119
S&P Composite 1500® Index $34,764
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P MidCap 400® Growth Index	S&P Composite 1500® Index
Jul15	$10,000	$9,999	$10,000
Jul16	$10,160	$10,331	$10,560
Jul17	$11,360	$11,748	$12,250
Jul18	$12,956	$13,670	$14,250
Jul19	$12,981	$13,917	$15,254
Jul20	$13,393	$14,666	$16,840
Jul21	$18,207	$20,292	$23,159
Jul22	$15,834	$18,007	$22,061
Jul23	$17,077	$19,773	$24,859
Jul24	$20,002	$23,591	$30,222
Jul25	$20,059	$24,119	$34,764

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	0.29%	8.42%	7.21%
S&P MidCap 400® Growth Index	2.23%	10.46%	9.20%
S&P Composite 1500® Index	15.03%	15.60%	13.27%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$4,250,095
Number of Holdings*	243
Net Investment Advisory Fees	$20,238
Portfolio Turnover	457%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Industrials	29%
Financials	16%
Information Technology	14%
Consumer Discretionary	14%
Health Care	10%
Largest Equity Holdings
Holding	% of Net Assets
Interactive Brokers Group, Inc. - Class A	1.8%
EMCOR Group, Inc.	1.8%
Comfort Systems USA, Inc.	1.6%
Rb Global, Inc.	1.3%
Guidewire Software, Inc.	1.2%

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Mid-Cap Growth ProFund

Investor Class MGPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Mid-Cap Growth ProFund

Service Class MGPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Mid-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$277	2.78%

How did the Fund perform last year?

Mid-Cap Growth ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Growth Index (the "Index").

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 2.23% and a volatility of 22.60%. The index performance was driven by mid-caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $18,143
S&P MidCap 400® Growth Index $24,119
S&P Composite 1500® Index $34,764
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P MidCap 400® Growth Index	S&P Composite 1500® Index
Jul15	$10,000	$9,999	$10,000
Jul16	$10,057	$10,331	$10,560
Jul17	$11,132	$11,748	$12,250
Jul18	$12,570	$13,670	$14,250
Jul19	$12,471	$13,917	$15,254
Jul20	$12,736	$14,666	$16,840
Jul21	$17,144	$20,292	$23,159
Jul22	$14,762	$18,007	$22,061
Jul23	$15,760	$19,773	$24,859
Jul24	$18,272	$23,591	$30,222
Jul25	$18,143	$24,119	$34,764

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-0.70%	7.33%	6.14%
S&P MidCap 400® Growth Index	2.23%	10.46%	9.20%
S&P Composite 1500® Index	15.03%	15.60%	13.27%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$4,250,095
Number of Holdings*	243
Net Investment Advisory Fees	$20,238
Portfolio Turnover	457%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Industrials	29%
Financials	16%
Information Technology	14%
Consumer Discretionary	14%
Health Care	10%
Largest Equity Holdings
Holding	% of Net Assets
Interactive Brokers Group, Inc. - Class A	1.8%
EMCOR Group, Inc.	1.8%
Comfort Systems USA, Inc.	1.6%
Rb Global, Inc.	1.3%
Guidewire Software, Inc.	1.2%

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Mid-Cap Growth ProFund

Service Class MGPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Mid-Cap ProFund

Investor Class MDPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Mid-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$179	1.78%

How did the Fund perform last year?

Mid-Cap ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Index (the "Index").

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 3.27% and a volatility of 21.61%. The index performance was driven by mid-caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $20,130
S&P MidCap 400® Index $24,589
S&P Composite 1500® Index $34,764
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P MidCap 400® Index	S&P Composite 1500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,364	$10,553	$10,560
Jul17	$11,665	$12,104	$12,250
Jul18	$13,107	$13,858	$14,250
Jul19	$12,943	$13,968	$15,254
Jul20	$12,229	$13,473	$16,840
Jul21	$17,598	$19,804	$23,159
Jul22	$16,266	$18,675	$22,061
Jul23	$17,607	$20,631	$24,859
Jul24	$19,914	$23,809	$30,222
Jul25	$20,130	$24,589	$34,764

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	1.09%	10.48%	7.25%
S&P MidCap 400® Index	3.27%	12.79%	9.41%
S&P Composite 1500® Index	15.03%	15.60%	13.27%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$7,616,569
Number of Holdings*	407
Net Investment Advisory Fees	$49,202
Portfolio Turnover	486%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	63%
S&P MidCap 400 Swap Agreements	37%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Industrials	24%
Financials	18%
Consumer Discretionary	13%
Information Technology	12%
Health Care	8%
Largest Equity Holdings
Holding	% of Net Assets
Interactive Brokers Group, Inc. - Class A	0.6%
EMCOR Group, Inc.	0.6%
Comfort Systems USA, Inc.	0.5%
Rb Global, Inc.	0.4%
Casey's General Stores, Inc.	0.4%

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Mid-Cap ProFund

Investor Class MDPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Mid-Cap ProFund

Service Class MDPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Mid-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$278	2.78%

How did the Fund perform last year?

Mid-Cap ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Index (the "Index").

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 3.27% and a volatility of 21.61%. The index performance was driven by mid-caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $18,208
S&P MidCap 400® Index $24,589
S&P Composite 1500® Index $34,764
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P MidCap 400® Index	S&P Composite 1500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,257	$10,553	$10,560
Jul17	$11,430	$12,104	$12,250
Jul18	$12,714	$13,858	$14,250
Jul19	$12,430	$13,968	$15,254
Jul20	$11,629	$13,473	$16,840
Jul21	$16,567	$19,804	$23,159
Jul22	$15,163	$18,675	$22,061
Jul23	$16,249	$20,631	$24,859
Jul24	$18,195	$23,809	$30,222
Jul25	$18,208	$24,589	$34,764

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	0.08%	9.38%	6.18%
S&P MidCap 400® Index	3.27%	12.79%	9.41%
S&P Composite 1500® Index	15.03%	15.60%	13.27%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$7,616,569
Number of Holdings*	407
Net Investment Advisory Fees	$49,202
Portfolio Turnover	486%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	63%
S&P MidCap 400 Swap Agreements	37%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Industrials	24%
Financials	18%
Consumer Discretionary	13%
Information Technology	12%
Health Care	8%
Largest Equity Holdings
Holding	% of Net Assets
Interactive Brokers Group, Inc. - Class A	0.6%
EMCOR Group, Inc.	0.6%
Comfort Systems USA, Inc.	0.5%
Rb Global, Inc.	0.4%
Casey's General Stores, Inc.	0.4%

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Mid-Cap ProFund

Service Class MDPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Mid-Cap Value ProFund

Investor Class MLPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Mid-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$180	1.78%

How did the Fund perform last year?

Mid-Cap Value ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Value Index (the "Index").

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 4.32% and a volatility of 21.61%. The index performance was driven by mid-caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $20,403
S&P MidCap 400® Value Index $24,333
S&P Composite 1500® Index $34,764
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P MidCap 400® Value Index	S&P Composite 1500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,614	$10,781	$10,560
Jul17	$11,984	$12,388	$12,250
Jul18	$13,284	$13,936	$14,250
Jul19	$13,026	$13,903	$15,254
Jul20	$11,095	$12,041	$16,840
Jul21	$17,071	$18,885	$23,159
Jul22	$16,754	$18,876	$22,061
Jul23	$18,268	$20,944	$24,859
Jul24	$20,006	$23,325	$30,222
Jul25	$20,403	$24,333	$34,764

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	1.98%	12.96%	7.39%
S&P MidCap 400® Value Index	4.32%	15.11%	9.30%
S&P Composite 1500® Index	15.03%	15.60%	13.27%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$2,041,132
Number of Holdings*	295
Net Investment Advisory Fees	$21,275
Portfolio Turnover	988%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	21%
Industrials	18%
Consumer Discretionary	12%
Real Estate	9%
Information Technology	9%
Largest Equity Holdings
Holding	% of Net Assets
US Foods Holding Corp.	1.4%
Flex, Ltd.	1.4%
Performance Food Group Co.	1.1%
Reliance Steel & Aluminum Co.	1.1%
Fidelity National Financial, Inc.	1.1%

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Mid-Cap Value ProFund

Investor Class MLPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Mid-Cap Value ProFund

Service Class MLPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Mid-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$279	2.78%

How did the Fund perform last year?

Mid-Cap Value ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Value Index (the "Index").

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 4.32% and a volatility of 21.61%. The index performance was driven by mid-caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $18,451
S&P MidCap 400® Value Index $24,333
S&P Composite 1500® Index $34,764
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P MidCap 400® Value Index	S&P Composite 1500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,498	$10,781	$10,560
Jul17	$11,735	$12,388	$12,250
Jul18	$12,877	$13,936	$14,250
Jul19	$12,504	$13,903	$15,254
Jul20	$10,544	$12,041	$16,840
Jul21	$16,064	$18,885	$23,159
Jul22	$15,609	$18,876	$22,061
Jul23	$16,852	$20,944	$24,859
Jul24	$18,271	$23,325	$30,222
Jul25	$18,451	$24,333	$34,764

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	0.99%	11.84%	6.32%
S&P MidCap 400® Value Index	4.32%	15.11%	9.30%
S&P Composite 1500® Index	15.03%	15.60%	13.27%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$2,041,132
Number of Holdings*	295
Net Investment Advisory Fees	$21,275
Portfolio Turnover	988%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	21%
Industrials	18%
Consumer Discretionary	12%
Real Estate	9%
Information Technology	9%
Largest Equity Holdings
Holding	% of Net Assets
US Foods Holding Corp.	1.4%
Flex, Ltd.	1.4%
Performance Food Group Co.	1.1%
Reliance Steel & Aluminum Co.	1.1%
Fidelity National Financial, Inc.	1.1%

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Mid-Cap Value ProFund

Service Class MLPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Nasdaq-100 ProFund

Investor Class OTPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$160	1.47%

How did the Fund perform last year?

Nasdaq-100 ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100® Index (the "Index").

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 20.83% and a volatility of 24.66%. The index performance was driven by strength in technology stocks and the rising demand of AI.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $44,402
Nasdaq-100® Index $55,719
Nasdaq Composite Index $45,228
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Nasdaq-100® Index	Nasdaq Composite Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,230	$10,441	$10,192
Jul17	$12,621	$13,137	$12,680
Jul18	$15,385	$16,329	$15,486
Jul19	$16,562	$17,919	$16,685
Jul20	$22,661	$25,153	$22,156
Jul21	$30,608	$34,758	$30,471
Jul22	$25,957	$30,309	$25,914
Jul23	$31,064	$37,211	$30,272
Jul24	$37,684	$46,115	$37,423
Jul25	$44,402	$55,719	$45,228

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	17.83%	14.40%	16.08%
Nasdaq-100® Index	20.83%	17.24%	18.74%
Nasdaq Composite Index	20.85%	15.34%	16.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$127,759,634
Number of Holdings*	107
Net Investment Advisory Fees	$844,106
Portfolio Turnover	131%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	71%
Nasdaq-100 Index Swap Agreements	21%
E-mini Nasdaq-100 Index Futures Contracts	7%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	54%
Communication Services	15%
Consumer Discretionary	13%
Consumer Staples	5%
Industrials	5%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	7.1%
Microsoft Corp.	6.5%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.7%

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

Nasdaq-100 ProFund

Investor Class OTPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Nasdaq-100 ProFund

Service Class OTPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$268	2.47%

How did the Fund perform last year?

Nasdaq-100 ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100® Index (the "Index").

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 20.83% and a volatility of 24.66%. The index performance was driven by strength in technology stocks and the rising demand of AI.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $40,137
Nasdaq-100® Index $55,719
Nasdaq Composite Index $45,228
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Nasdaq-100® Index	Nasdaq Composite Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,127	$10,441	$10,192
Jul17	$12,368	$13,137	$12,680
Jul18	$14,926	$16,329	$15,486
Jul19	$15,908	$17,919	$16,685
Jul20	$21,553	$25,153	$22,156
Jul21	$28,825	$34,758	$30,471
Jul22	$24,203	$30,309	$25,914
Jul23	$28,666	$37,211	$30,272
Jul24	$34,421	$46,115	$37,423
Jul25	$40,137	$55,719	$45,228

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	16.61%	13.24%	14.91%
Nasdaq-100® Index	20.83%	17.24%	18.74%
Nasdaq Composite Index	20.85%	15.34%	16.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$127,759,634
Number of Holdings*	107
Net Investment Advisory Fees	$844,106
Portfolio Turnover	131%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	71%
Nasdaq-100 Index Swap Agreements	21%
E-mini Nasdaq-100 Index Futures Contracts	7%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	54%
Communication Services	15%
Consumer Discretionary	13%
Consumer Staples	5%
Industrials	5%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	7.1%
Microsoft Corp.	6.5%
Apple, Inc.	5.1%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.7%

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

Nasdaq-100 ProFund

Service Class OTPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Oil & Gas Equipment & Services UltraSector ProFund

Investor Class OEPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Oil & Gas Equipment & Services UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$132	1.74%

How did the Fund perform last year?

Oil & Gas Equipment & Services UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of -30.72% and a volatility of 21.54%. The index performance was driven by materially lower oil prices from the year prior.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $1,201
S&P Oil & Gas Equipment & Services Select Industry Index $3,577
S&P Total Market Index $33,824
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Oil & Gas Equipment & Services Select Industry Index	S&P Total Market Index
Jul15	$10,000	$10,000	$10,000
Jul16	$7,652	$8,302	$10,442
Jul17	$7,133	$7,255	$12,128
Jul18	$7,348	$8,227	$14,121
Jul19	$3,099	$4,501	$15,096
Jul20	$681	$1,706	$16,726
Jul21	$1,149	$2,701	$23,237
Jul22	$1,444	$3,288	$21,429
Jul23	$2,321	$4,893	$24,133
Jul24	$2,331	$5,163	$29,227
Jul25	$1,201	$3,577	$33,824

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-48.48%	12.02%	-19.10%
S&P Oil & Gas Equipment & Services Select Industry Index	-30.72%	15.96%	-9.77%
S&P Total Market Index	15.73%	15.12%	12.96%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$10,654,049
Number of Holdings*	36
Net Investment Advisory Fees	$82,631
Portfolio Turnover	149%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	74%
S&P Oil & Gas Equipment & Services Select Sector Index Swap Agreements	76%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Oil & Gas Equipment & Services	76%
Oil & Gas Drilling	24%
Largest Equity Holdings
Holding	% of Net Assets
Baker Hughes Co.	4.3%
Weatherford International PLC	4.0%
Valaris, Ltd.	4.0%
TechnipFMC PLC	3.9%
Halliburton Co.	3.7%

"Standard & Poor's®", "S&P®" and "S&P Oil & Gas Equipment & Services Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Oil & Gas Equipment & Services UltraSector ProFund

Investor Class OEPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Oil & Gas Equipment & Services UltraSector ProFund

Service Class OEPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Oil & Gas Equipment & Services UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$207	2.74%

How did the Fund perform last year?

Oil & Gas Equipment & Services UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of -30.72% and a volatility of 21.54%. The index performance was driven by materially lower oil prices from the year prior.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $1,085
S&P Oil & Gas Equipment & Services Select Industry Index $3,577
S&P Total Market Index $33,824
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Oil & Gas Equipment & Services Select Industry Index	S&P Total Market Index
Jul15	$10,000	$10,000	$10,000
Jul16	$7,576	$8,302	$10,442
Jul17	$6,992	$7,255	$12,128
Jul18	$7,131	$8,227	$14,121
Jul19	$2,976	$4,501	$15,096
Jul20	$646	$1,706	$16,726
Jul21	$1,081	$2,701	$23,237
Jul22	$1,345	$3,288	$21,429
Jul23	$2,140	$4,893	$24,133
Jul24	$2,128	$5,163	$29,227
Jul25	$1,085	$3,577	$33,824

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-49.03%	10.91%	-19.92%
S&P Oil & Gas Equipment & Services Select Industry Index	-30.72%	15.96%	-9.77%
S&P Total Market Index	15.73%	15.12%	12.96%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$10,654,049
Number of Holdings*	36
Net Investment Advisory Fees	$82,631
Portfolio Turnover	149%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	74%
S&P Oil & Gas Equipment & Services Select Sector Index Swap Agreements	76%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Oil & Gas Equipment & Services	76%
Oil & Gas Drilling	24%
Largest Equity Holdings
Holding	% of Net Assets
Baker Hughes Co.	4.3%
Weatherford International PLC	4.0%
Valaris, Ltd.	4.0%
TechnipFMC PLC	3.9%
Halliburton Co.	3.7%

"Standard & Poor's®", "S&P®" and "S&P Oil & Gas Equipment & Services Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Oil & Gas Equipment & Services UltraSector ProFund

Service Class OEPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Pharmaceuticals UltraSector ProFund

Investor Class PHPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Pharmaceuticals UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$168	1.78%

How did the Fund perform last year?

Pharmaceuticals UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Pharmaceuticals Select Industry Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of -3.71% and a volatility of 21.54%. The index performance was driven by potential policy headwinds that impacted the broader healthcare sector.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $9,979
S&P Pharmaceuticals Select Industry Index $7,376
S&P Total Market Index $33,824
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Pharmaceuticals Select Industry Index	S&P Total Market Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,108	$7,532	$10,442
Jul17	$9,874	$7,123	$12,128
Jul18	$10,554	$7,728	$14,121
Jul19	$8,686	$6,368	$15,096
Jul20	$9,603	$7,210	$16,726
Jul21	$12,843	$8,589	$23,237
Jul22	$12,623	$7,394	$21,429
Jul23	$11,840	$7,627	$24,133
Jul24	$11,250	$7,660	$29,227
Jul25	$9,979	$7,376	$33,824

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-11.30%	0.77%	-0.02%
S&P Pharmaceuticals Select Industry Index	-3.71%	0.45%	-3.00%
S&P Total Market Index	15.73%	15.12%	12.96%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$2,385,225
Number of Holdings*	48
Net Investment Advisory Fees	$3,309
Portfolio Turnover	178%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	81%
S&P Pharmaceuticals Select Industry Index Swap Agreements	68%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Pharmaceuticals	100%
Largest Equity Holdings
Holding	% of Net Assets
Royalty Pharma PLC - Class A	3.3%
Johnson & Johnson	3.2%
Jazz Pharmaceuticals PLC	3.2%
Perrigo Co. PLC	3.0%
Viatris, Inc.	3.0%

"Standard & Poor's®", "S&P®" and "S&P Pharmaceuticals Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Pharmaceuticals UltraSector ProFund

Investor Class PHPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Pharmaceuticals UltraSector ProFund

Service Class PHPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Pharmaceuticals UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$261	2.78%

How did the Fund perform last year?

Pharmaceuticals UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Pharmaceuticals Select Industry Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of -3.71% and a volatility of 21.54%. The index performance was driven by potential policy headwinds that impacted the broader healthcare sector.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $9,036
S&P Pharmaceuticals Select Industry Index $7,376
S&P Total Market Index $33,824
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Pharmaceuticals Select Industry Index	S&P Total Market Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,009	$7,532	$10,442
Jul17	$9,677	$7,123	$12,128
Jul18	$10,241	$7,728	$14,121
Jul19	$8,344	$6,368	$15,096
Jul20	$9,135	$7,210	$16,726
Jul21	$12,096	$8,589	$23,237
Jul22	$11,770	$7,394	$21,429
Jul23	$10,937	$7,627	$24,133
Jul24	$10,283	$7,660	$29,227
Jul25	$9,036	$7,376	$33,824

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-12.13%	-0.22%	-1.01%
S&P Pharmaceuticals Select Industry Index	-3.71%	0.45%	-3.00%
S&P Total Market Index	15.73%	15.12%	12.96%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$2,385,225
Number of Holdings*	48
Net Investment Advisory Fees	$3,309
Portfolio Turnover	178%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	81%
S&P Pharmaceuticals Select Industry Index Swap Agreements	68%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Pharmaceuticals	100%
Largest Equity Holdings
Holding	% of Net Assets
Royalty Pharma PLC - Class A	3.3%
Johnson & Johnson	3.2%
Jazz Pharmaceuticals PLC	3.2%
Perrigo Co. PLC	3.0%
Viatris, Inc.	3.0%

"Standard & Poor's®", "S&P®" and "S&P Pharmaceuticals Select Industry Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Pharmaceuticals UltraSector ProFund

Service Class PHPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Precious Metals UltraSector ProFund

Investor Class PMPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Precious Metals UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$192	1.53%

How did the Fund perform last year?

Precious Metals UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones Precious MetalsSM Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 39.61% and a volatility of 34.12%. The index performance was driven by rising gold, platinum, and silver prices.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $40,375
Dow Jones Precious Metals℠ Index $43,886
S&P 500® Index $35,989
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Dow Jones Precious Metals℠ Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$29,899	$22,581	$10,561
Jul17	$18,069	$17,022	$12,256
Jul18	$14,860	$15,409	$14,246
Jul19	$18,947	$18,873	$15,384
Jul20	$41,356	$34,099	$17,223
Jul21	$30,161	$28,923	$23,500
Jul22	$18,556	$21,924	$22,410
Jul23	$21,693	$25,805	$25,327
Jul24	$26,804	$31,434	$30,936
Jul25	$40,375	$43,886	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	50.63%	-0.48%	14.98%
Dow Jones Precious Metals℠ Index	39.61%	5.18%	15.94%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$38,480,195
Number of Holdings*	41
Net Investment Advisory Fees	$247,904
Portfolio Turnover	229%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	80%
Dow Jones Precious Metals Index Swap Agreements	69%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Gold	96%
Silver	3%
Precious Metals & Minerals	1%
Largest Equity Holdings
Holding	% of Net Assets
Newmont Corp.	13.6%
Agnico Eagle Mines, Ltd.	12.3%
Wheaton Precious Metals Corp.	8.2%
Barrick Mining Corp.	7.1%
Franco-Nevada Corp.	6.0%

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Precious Metals Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Precious Metals UltraSector ProFund

Investor Class PMPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Precious Metals UltraSector ProFund

Service Class PMPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Precious Metals UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$315	2.53%

How did the Fund perform last year?

Precious Metals UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones Precious MetalsSM Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 39.61% and a volatility of 34.12%. The index performance was driven by rising gold, platinum, and silver prices.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $36,490
Dow Jones Precious Metals℠ Index $43,886
S&P 500® Index $35,989
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Dow Jones Precious Metals℠ Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$29,562	$22,581	$10,561
Jul17	$17,690	$17,022	$12,256
Jul18	$14,407	$15,409	$14,246
Jul19	$18,178	$18,873	$15,384
Jul20	$39,282	$34,099	$17,223
Jul21	$28,361	$28,923	$23,500
Jul22	$17,277	$21,924	$22,410
Jul23	$19,990	$25,805	$25,327
Jul24	$24,459	$31,434	$30,936
Jul25	$36,490	$43,886	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	49.19%	-1.46%	13.82%
Dow Jones Precious Metals℠ Index	39.61%	5.18%	15.94%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$38,480,195
Number of Holdings*	41
Net Investment Advisory Fees	$247,904
Portfolio Turnover	229%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	80%
Dow Jones Precious Metals Index Swap Agreements	69%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Gold	96%
Silver	3%
Precious Metals & Minerals	1%
Largest Equity Holdings
Holding	% of Net Assets
Newmont Corp.	13.6%
Agnico Eagle Mines, Ltd.	12.3%
Wheaton Precious Metals Corp.	8.2%
Barrick Mining Corp.	7.1%
Franco-Nevada Corp.	6.0%

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Precious Metals Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Precious Metals UltraSector ProFund

Service Class PMPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Real Estate UltraSector ProFund

Investor Class REPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Real Estate UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$178	1.78%

How did the Fund perform last year?

Real Estate UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 4.05% and a volatility of 25.45%. The index performance was driven by rising longer-term interest rates.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $14,733
S&P Real Estate Select Sector Index $19,688
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Real Estate Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$12,677	$11,974	$10,561
Jul17	$12,073	$11,726	$12,256
Jul18	$12,473	$12,300	$14,246
Jul19	$14,531	$14,461	$15,384
Jul20	$12,273	$14,484	$17,223
Jul21	$18,315	$19,235	$23,500
Jul22	$16,668	$18,920	$22,410
Jul23	$13,286	$16,921	$25,327
Jul24	$14,775	$18,922	$30,936
Jul25	$14,733	$19,688	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-0.28%	3.72%	3.95%
S&P Real Estate Select Sector Index	4.05%	6.33%	7.01%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$3,260,882
Number of Holdings*	37
Net Investment Advisory Fees	$36,672
Portfolio Turnover	640%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	80%
S&P Real Estate Select Sector Index Swap Agreements	70%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Specialized REITs	42%
Health Care REITs	15%
Retail REITs	13%
Residential REITs	11%
Industrial REITs	9%
Largest Equity Holdings
Holding	% of Net Assets
Welltower, Inc.	7.7%
Prologis, Inc.	7.4%
American Tower Corp. - Class A	7.3%
Equinix, Inc.	5.8%
Digital Realty Trust, Inc.	4.2%

"Standard & Poor's®", "S&P®" and "S&P Real Estate Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Real Estate UltraSector ProFund

Investor Class REPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Real Estate UltraSector ProFund

Service Class REPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Real Estate UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$276	2.78%

How did the Fund perform last year?

Real Estate UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 4.05% and a volatility of 25.45%. The index performance was driven by rising longer-term interest rates.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $13,344
S&P Real Estate Select Sector Index $19,688
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Real Estate Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$12,549	$11,974	$10,561
Jul17	$11,837	$11,726	$12,256
Jul18	$12,109	$12,300	$14,246
Jul19	$13,967	$14,461	$15,384
Jul20	$11,678	$14,484	$17,223
Jul21	$17,257	$19,235	$23,500
Jul22	$15,549	$18,920	$22,410
Jul23	$12,274	$16,921	$25,327
Jul24	$13,512	$18,922	$30,936
Jul25	$13,344	$19,688	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-1.24%	2.70%	2.93%
S&P Real Estate Select Sector Index	4.05%	6.33%	7.01%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$3,260,882
Number of Holdings*	37
Net Investment Advisory Fees	$36,672
Portfolio Turnover	640%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	80%
S&P Real Estate Select Sector Index Swap Agreements	70%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Specialized REITs	42%
Health Care REITs	15%
Retail REITs	13%
Residential REITs	11%
Industrial REITs	9%
Largest Equity Holdings
Holding	% of Net Assets
Welltower, Inc.	7.7%
Prologis, Inc.	7.4%
American Tower Corp. - Class A	7.3%
Equinix, Inc.	5.8%
Digital Realty Trust, Inc.	4.2%

"Standard & Poor's®", "S&P®" and "S&P Real Estate Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Real Estate UltraSector ProFund

Service Class REPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Rising Rates Opportunity 10 ProFund

Investor Class RTPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Rising Rates Opportunity 10 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$182	1.78%

How did the Fund perform last year?

Rising Rates Opportunity 10 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the most recently issued 10-Year U.S. Treasury Note (the “Note”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the Note. For the same period, the Note, as measured by the S&P U.S. Treasury Bond Current 10-Year Total Return Index, had a total return of 1.71% and a volatility of 7.01%. The index performance was driven by rising longer-term interest rates.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $10,649
S&P U.S. Treasury Bond Current 10-Year Total Return Index $10,482
Bloomberg U.S. Aggregate Bond Index $11,790
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P U.S. Treasury Bond Current 10-Year Total Return Index	Bloomberg U.S. Aggregate Bond Index
Jul15	$10,000	$10,000	$10,000
Jul16	$9,032	$10,844	$10,594
Jul17	$9,443	$10,224	$10,539
Jul18	$9,785	$9,859	$10,455
Jul19	$8,962	$10,953	$11,299
Jul20	$7,652	$12,656	$12,443
Jul21	$7,843	$12,031	$12,356
Jul22	$8,562	$10,790	$11,229
Jul23	$9,696	$10,004	$10,851
Jul24	$10,175	$10,306	$11,405
Jul25	$10,649	$10,482	$11,790

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	4.66%	6.83%	0.63%
S&P U.S. Treasury Bond Current 10-Year Total Return Index	1.71%	-3.70%	0.47%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$592,810
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
10-Year U.S. Treasury Note, 4.25%, due 5/15/35 Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity 10 ProFund

Investor Class RTPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Rising Rates Opportunity 10 ProFund

Service Class RTPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Rising Rates Opportunity 10 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$283	2.78%

How did the Fund perform last year?

Rising Rates Opportunity 10 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the most recently issued 10-Year U.S. Treasury Note (the “Note”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily price movement of the Note. For the same period, the Note, as measured by the S&P U.S. Treasury Bond Current 10-Year Total Return Index, had a total return of 1.71% and a volatility of 7.01%. The index performance was driven by rising longer-term interest rates.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $9,648
S&P U.S. Treasury Bond Current 10-Year Total Return Index $10,482
Bloomberg U.S. Aggregate Bond Index $11,790
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P U.S. Treasury Bond Current 10-Year Total Return Index	Bloomberg U.S. Aggregate Bond Index
Jul15	$10,000	$10,000	$10,000
Jul16	$8,944	$10,844	$10,594
Jul17	$9,263	$10,224	$10,539
Jul18	$9,498	$9,859	$10,455
Jul19	$8,618	$10,953	$11,299
Jul20	$7,288	$12,656	$12,443
Jul21	$7,392	$12,031	$12,356
Jul22	$7,992	$10,790	$11,229
Jul23	$8,957	$10,004	$10,851
Jul24	$9,309	$10,306	$11,405
Jul25	$9,648	$10,482	$11,790

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.65%	5.77%	-0.36%
S&P U.S. Treasury Bond Current 10-Year Total Return Index	1.71%	-3.70%	0.47%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$592,810
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
10-Year U.S. Treasury Note, 4.25%, due 5/15/35 Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity 10 ProFund

Service Class RTPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Rising Rates Opportunity ProFund

Investor Class RRPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Rising Rates Opportunity ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$204	1.92%

How did the Fund perform last year?

Rising Rates Opportunity ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily performance of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30-Year Total Return Index, had a total return of -4.72% and a volatility of 13.69%. The index performance was driven by rising longer-term interest rates.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $10,277
S&P U.S. Treasury Bond Current 30-Year Total Return Index $8,763
Bloomberg U.S. Aggregate Bond Index $11,790
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P U.S. Treasury Bond Current 30-Year Total Return Index	Bloomberg U.S. Aggregate Bond Index
Jul15	$10,000	$10,000	$10,000
Jul16	$7,740	$11,878	$10,594
Jul17	$8,838	$10,440	$10,539
Jul18	$8,893	$10,339	$10,455
Jul19	$7,596	$11,865	$11,299
Jul20	$4,725	$16,231	$12,443
Jul21	$5,465	$13,818	$12,356
Jul22	$6,813	$10,943	$11,229
Jul23	$8,426	$9,374	$10,851
Jul24	$9,175	$9,197	$11,405
Jul25	$10,277	$8,763	$11,790

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	12.01%	16.81%	0.27%
S&P U.S. Treasury Bond Current 30-Year Total Return Index	-4.72%	-11.60%	-1.31%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$9,558,120
Number of Holdings*	6
Net Investment Advisory Fees	$71,612
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 4.75%, due 5/15/55 Swap Agreements	(125)%
Total	(125)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity ProFund

Investor Class RRPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Rising Rates Opportunity ProFund

Service Class RRPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Rising Rates Opportunity ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$308	2.92%

How did the Fund perform last year?

Rising Rates Opportunity ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily performance of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund achieved an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30-Year Total Return Index, had a total return of -4.72% and a volatility of 13.69%. The index performance was driven by rising longer-term interest rates.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $9,293
S&P U.S. Treasury Bond Current 30-Year Total Return Index $8,763
Bloomberg U.S. Aggregate Bond Index $11,790
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P U.S. Treasury Bond Current 30-Year Total Return Index	Bloomberg U.S. Aggregate Bond Index
Jul15	$10,000	$10,000	$10,000
Jul16	$7,644	$11,878	$10,594
Jul17	$8,650	$10,440	$10,539
Jul18	$8,620	$10,339	$10,455
Jul19	$7,287	$11,865	$11,299
Jul20	$4,487	$16,231	$12,443
Jul21	$5,139	$13,818	$12,356
Jul22	$6,345	$10,943	$11,229
Jul23	$7,767	$9,374	$10,851
Jul24	$8,377	$9,197	$11,405
Jul25	$9,293	$8,763	$11,790

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	10.94%	15.67%	-0.73%
S&P U.S. Treasury Bond Current 30-Year Total Return Index	-4.72%	-11.60%	-1.31%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$9,558,120
Number of Holdings*	6
Net Investment Advisory Fees	$71,612
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 4.75%, due 5/15/55 Swap Agreements	(125)%
Total	(125)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity ProFund

Service Class RRPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Rising U.S. Dollar ProFund

Investor Class RDPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Rising U.S. Dollar ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$178	1.78%

How did the Fund perform last year?

Rising U.S. Dollar ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index® (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of -3.97% and a volatility of 7.56%. The index performance was driven by a falling US dollar.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $11,264
ICE® U.S. Dollar Index $10,270
Bloomberg U.S. Aggregate Bond Index $11,790
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	ICE® U.S. Dollar Index	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000	$10,000
Jul16	$9,656	$9,814	$10,594	$10,561
Jul17	$9,332	$9,540	$10,539	$12,256
Jul18	$9,570	$9,713	$10,455	$14,246
Jul19	$10,225	$10,121	$11,299	$15,384
Jul20	$9,698	$9,590	$12,443	$17,223
Jul21	$9,411	$9,469	$12,356	$23,500
Jul22	$10,620	$10,879	$11,229	$22,410
Jul23	$10,565	$10,464	$10,851	$25,327
Jul24	$11,292	$10,694	$11,405	$30,936
Jul25	$11,264	$10,270	$11,790	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-0.24%	3.04%	1.20%
ICE® U.S. Dollar Index	-3.97%	1.38%	0.27%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

After the close of business on October 23, 2024, the Fund's broad-based securities market index was changed from the S&P 500 Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purpose.

Fund Statistics

Net Assets	$8,415,469
Number of Holdings*	6
Net Investment Advisory Fees	$33,733
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

The "U.S. Dollar Index®" is a trademark of ICE Data Indices, LLC (“IDI”) and has been licensed for use by ProFunds. ProFunds have not been passed on by IDI as to their legality or suitability. ProFunds based on IDI indexes are not sponsored, endorsed, sold or promoted by IDI or its afﬁliates, and they make no representation regarding the advisability of investing in ProFunds, or the ability of the index to track general ﬁnancial market performance.

Rising U.S. Dollar ProFund

Investor Class RDPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Rising U.S. Dollar ProFund

Service Class RDPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Rising U.S. Dollar ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$276	2.78%

How did the Fund perform last year?

Rising U.S. Dollar ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index® (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of -3.97% and a volatility of 7.56%. The index performance was driven by a falling US dollar.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $10,200
ICE® U.S. Dollar Index $10,270
Bloomberg U.S. Aggregate Bond Index $11,790
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	ICE® U.S. Dollar Index	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000	$10,000
Jul16	$9,558	$9,814	$10,594	$10,561
Jul17	$9,142	$9,540	$10,539	$12,256
Jul18	$9,291	$9,713	$10,455	$14,246
Jul19	$9,827	$10,121	$11,299	$15,384
Jul20	$9,230	$9,590	$12,443	$17,223
Jul21	$8,868	$9,469	$12,356	$23,500
Jul22	$9,905	$10,879	$11,229	$22,410
Jul23	$9,751	$10,464	$10,851	$25,327
Jul24	$10,328	$10,694	$11,405	$30,936
Jul25	$10,200	$10,270	$11,790	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-1.16%	2.02%	0.20%
ICE® U.S. Dollar Index	-3.97%	1.38%	0.27%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

After the close of business on October 23, 2024, the Fund's broad-based securities market index was changed from the S&P 500 Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purpose.

Fund Statistics

Net Assets	$8,415,469
Number of Holdings*	6
Net Investment Advisory Fees	$33,733
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

The "U.S. Dollar Index®" is a trademark of ICE Data Indices, LLC (“IDI”) and has been licensed for use by ProFunds. ProFunds have not been passed on by IDI as to their legality or suitability. ProFunds based on IDI indexes are not sponsored, endorsed, sold or promoted by IDI or its afﬁliates, and they make no representation regarding the advisability of investing in ProFunds, or the ability of the index to track general ﬁnancial market performance.

Rising U.S. Dollar ProFund

Service Class RDPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Semiconductor UltraSector ProFund

Investor Class SMPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Semiconductor UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$176	1.46%

How did the Fund perform last year?

Semiconductor UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones U.S. SemiconductorSM Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 36.83% and a volatility of 47.06%. The index performance was driven by strength in semiconductor companies fueled by the rising demand of AI.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $323,315
Dow Jones U.S. Semiconductors℠ Index $167,090
S&P 500® Index $35,989
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Dow Jones U.S. Semiconductors℠ Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$13,259	$12,436	$10,561
Jul17	$19,442	$16,423	$12,256
Jul18	$27,277	$21,256	$14,246
Jul19	$28,790	$22,978	$15,384
Jul20	$40,961	$31,198	$17,223
Jul21	$76,043	$48,919	$23,500
Jul22	$62,408	$45,299	$22,410
Jul23	$107,540	$69,148	$25,327
Jul24	$229,535	$122,118	$30,936
Jul25	$323,315	$167,090	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	40.86%	51.16%	41.57%
Dow Jones U.S. Semiconductors℠ Index	36.83%	39.88%	32.52%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$452,997,932
Number of Holdings*	39
Net Investment Advisory Fees	$2,697,892
Portfolio Turnover	205%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	42%
Dow Jones U.S. Semiconductors Index Swap Agreements	108%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Semiconductors & Semiconductor Equipment	100%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	24.8%
Broadcom, Inc.	7.9%
Advanced Micro Devices, Inc.	1.6%
Texas Instruments, Inc.	1.0%
QUALCOMM, Inc.	0.9%

"The Dow 30 " and "Dow Jones U.S. SemiconductorsSM Index" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones U.S. SemiconductorsSM Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Semiconductor UltraSector ProFund

Investor Class SMPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Semiconductor UltraSector ProFund

Service Class SMPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Semiconductor UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$295	2.46%

How did the Fund perform last year?

Semiconductor UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the Dow Jones U.S. SemiconductorSM Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 36.83% and a volatility of 47.06%. The index performance was driven by strength in semiconductor companies fueled by the rising demand of AI.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $292,416
Dow Jones U.S. Semiconductors℠ Index $167,090
S&P 500® Index $35,989
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Dow Jones U.S. Semiconductors℠ Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$13,126	$12,436	$10,561
Jul17	$19,056	$16,423	$12,256
Jul18	$26,469	$21,256	$14,246
Jul19	$27,657	$22,978	$15,384
Jul20	$38,945	$31,198	$17,223
Jul21	$71,583	$48,919	$23,500
Jul22	$58,156	$45,299	$22,410
Jul23	$99,226	$69,148	$25,327
Jul24	$209,666	$122,118	$30,936
Jul25	$292,416	$167,090	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	39.47%	49.66%	40.15%
Dow Jones U.S. Semiconductors℠ Index	36.83%	39.88%	32.52%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$452,997,932
Number of Holdings*	39
Net Investment Advisory Fees	$2,697,892
Portfolio Turnover	205%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	42%
Dow Jones U.S. Semiconductors Index Swap Agreements	108%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Semiconductors & Semiconductor Equipment	100%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	24.8%
Broadcom, Inc.	7.9%
Advanced Micro Devices, Inc.	1.6%
Texas Instruments, Inc.	1.0%
QUALCOMM, Inc.	0.9%

"The Dow 30 " and "Dow Jones U.S. SemiconductorsSM Index" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones U.S. SemiconductorsSM Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Semiconductor UltraSector ProFund

Service Class SMPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Bitcoin ProFund

Investor Class BITIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Short Bitcoin ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$85	1.16%

How did the Fund perform last year?

Short Bitcoin ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Bloomberg Bitcoin Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.  The index performance was driven by strong bitcoin performance which significantly outperformed Ether.

For the year ended July 31, 2025, the Fund had a total return of -53.14%. For the same period, the Index had a total return of 78.85%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: June 21, 2022 through July 31, 2025

Fund $868
Bloomberg Bitcoin Index $55,799
S&P 500® Index $17,643
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul22
Jul23
Jul24
Jul25

	Fund	Bloomberg Bitcoin Index	S&P 500® Index
Jun22	$10,000	$10,000	$10,000
Jul22	$8,264	$11,404	$10,986
Jul23	$4,816	$13,936	$12,416
Jul24	$1,853	$31,199	$15,166
Jul25	$868	$55,799	$17,643

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	Since Inception
Fund NAV	-53.14%	-54.43%
Bloomberg Bitcoin Index	78.85%	73.82%
S&P 500® Index	16.33%	20.03%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,176,536
Number of Holdings*	3
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
CME Bitcoin Futures Contracts	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The Short Bitcoin ProFund primarily invests in non-equity securities, which may include: futures contracts, Canadian Exchange Traded Funds, repurchase agreements and reverse repurchase agreements and U.S. Government securities.

Bloomberg is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Neither Bloomberg nor Bloomberg's licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Short Bitcoin ProFund

Investor Class BITIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Energy ProFund

Investor Class SNPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Short Energy ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$182	1.78%

How did the Fund perform last year?

Short Energy ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Energy Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of -3.29% and a volatility of 25.45%. The index performance was driven by materially lower oil prices from the year prior.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $2,728
S&P Energy Select Sector Index $18,999
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Energy Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$9,086	$10,016	$10,561
Jul17	$8,790	$10,154	$12,256
Jul18	$7,110	$12,169	$14,246
Jul19	$8,496	$10,226	$15,384
Jul20	$10,169	$6,380	$17,223
Jul21	$5,971	$9,213	$23,500
Jul22	$3,197	$15,330	$22,410
Jul23	$2,720	$17,822	$25,327
Jul24	$2,605	$19,644	$30,936
Jul25	$2,728	$18,999	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	4.74%	-23.14%	-12.18%
S&P Energy Select Sector Index	-3.29%	24.39%	6.63%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,272,167
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
S&P Energy Select Sector Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Oil, Gas & Consumable Fuels	92%
Energy Equipment & Services	8%
Holdings

The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P Energy Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Short Energy ProFund

Investor Class SNPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Energy ProFund

Service Class SNPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Short Energy ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$285	2.78%

How did the Fund perform last year?

Short Energy ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Energy Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of -3.29% and a volatility of 25.45%. The index performance was driven by materially lower oil prices from the year prior.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $2,493
S&P Energy Select Sector Index $18,999
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Energy Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$8,982	$10,016	$10,561
Jul17	$8,604	$10,154	$12,256
Jul18	$6,888	$12,169	$14,246
Jul19	$8,155	$10,226	$15,384
Jul20	$9,674	$6,380	$17,223
Jul21	$5,629	$9,213	$23,500
Jul22	$2,985	$15,330	$22,410
Jul23	$2,513	$17,822	$25,327
Jul24	$2,382	$19,644	$30,936
Jul25	$2,493	$18,999	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	4.70%	-23.75%	-12.97%
S&P Energy Select Sector Index	-3.29%	24.39%	6.63%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,272,167
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
S&P Energy Select Sector Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Oil, Gas & Consumable Fuels	92%
Energy Equipment & Services	8%
Holdings

The Short Energy ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P Energy Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Short Energy ProFund

Service Class SNPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Nasdaq-100 ProFund

Investor Class SOPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Short Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$170	1.84%

How did the Fund perform last year?

Short Nasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 20.83% and a volatility of 24.66%. The index performance was driven by strength in technology stocks and the rising demand of AI.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $1,324
Nasdaq-100® Index $55,719
Nasdaq Composite Index $45,228
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Nasdaq-100® Index	Nasdaq Composite Index
Jul15	$10,000	$10,000	$10,000
Jul16	$8,999	$10,441	$10,192
Jul17	$7,050	$13,137	$12,680
Jul18	$5,594	$16,329	$15,486
Jul19	$5,012	$17,919	$16,685
Jul20	$3,142	$25,153	$22,156
Jul21	$2,148	$34,758	$30,471
Jul22	$2,226	$30,309	$25,914
Jul23	$1,825	$37,211	$30,272
Jul24	$1,563	$46,115	$37,423
Jul25	$1,324	$55,719	$45,228

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-15.25%	-15.87%	-18.30%
Nasdaq-100® Index	20.83%	17.24%	18.74%
Nasdaq Composite Index	20.85%	15.34%	16.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$2,250,403
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Nasdaq-100 Index Swap Agreements	(99)%
E-mini Nasdaq-100 Index Futures Contracts	0%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	54%
Communication Services	15%
Consumer Discretionary	13%
Consumer Staples	5%
Industrials	5%
Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

Short Nasdaq-100 ProFund

Investor Class SOPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Nasdaq-100 ProFund

Service Class SOPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Short Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$261	2.84%

How did the Fund perform last year?

Short Nasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 20.83% and a volatility of 24.66%. The index performance was driven by strength in technology stocks and the rising demand of AI.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $1,203
Nasdaq-100® Index $55,719
Nasdaq Composite Index $45,228
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Nasdaq-100® Index	Nasdaq Composite Index
Jul15	$10,000	$10,000	$10,000
Jul16	$8,924	$10,441	$10,192
Jul17	$6,925	$13,137	$12,680
Jul18	$5,439	$16,329	$15,486
Jul19	$4,830	$17,919	$16,685
Jul20	$2,998	$25,153	$22,156
Jul21	$2,031	$34,758	$30,471
Jul22	$2,077	$30,309	$25,914
Jul23	$1,688	$37,211	$30,272
Jul24	$1,432	$46,115	$37,423
Jul25	$1,203	$55,719	$45,228

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-15.99%	-16.70%	-19.09%
Nasdaq-100® Index	20.83%	17.24%	18.74%
Nasdaq Composite Index	20.85%	15.34%	16.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$2,250,403
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Nasdaq-100 Index Swap Agreements	(99)%
E-mini Nasdaq-100 Index Futures Contracts	0%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	54%
Communication Services	15%
Consumer Discretionary	13%
Consumer Staples	5%
Industrials	5%
Holdings

The Short Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

Short Nasdaq-100 ProFund

Service Class SOPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Precious Metals ProFund

Investor Class SPPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Short Precious Metals ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$150	1.78%

How did the Fund perform last year?

Short Precious Metals ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious MetalsSM Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 39.61% and a volatility of 34.12%. The index performance was driven by rising gold, platinum, and silver prices.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $762
Dow Jones Precious Metals℠ Index $43,886
S&P 500® Index $35,989
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Dow Jones Precious Metals℠ Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$3,349	$22,581	$10,561
Jul17	$3,837	$17,022	$12,256
Jul18	$4,082	$15,409	$14,246
Jul19	$3,134	$18,873	$15,384
Jul20	$1,397	$34,099	$17,223
Jul21	$1,425	$28,923	$23,500
Jul22	$1,677	$21,924	$22,410
Jul23	$1,350	$25,805	$25,327
Jul24	$1,111	$31,434	$30,936
Jul25	$762	$43,886	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-31.45%	-11.42%	-22.70%
Dow Jones Precious Metals℠ Index	39.61%	5.18%	15.94%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$12,564,696
Number of Holdings*	6
Net Investment Advisory Fees	$21,753
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Dow Jones Precious Metals Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Gold	96%
Silver	3%
Precious Metals & Minerals	1%
Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Precious Metals Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Short Precious Metals ProFund

Investor Class SPPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Precious Metals ProFund

Service Class SPPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Short Precious Metals ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$233	2.78%

How did the Fund perform last year?

Short Precious Metals ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Precious MetalsSM Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 39.61% and a volatility of 34.12%. The index performance was driven by rising gold, platinum, and silver prices.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $689
Dow Jones Precious Metals℠ Index $43,886
S&P 500® Index $35,989
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Dow Jones Precious Metals℠ Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$3,309	$22,581	$10,561
Jul17	$3,754	$17,022	$12,256
Jul18	$3,955	$15,409	$14,246
Jul19	$3,005	$18,873	$15,384
Jul20	$1,327	$34,099	$17,223
Jul21	$1,338	$28,923	$23,500
Jul22	$1,557	$21,924	$22,410
Jul23	$1,244	$25,805	$25,327
Jul24	$1,015	$31,434	$30,936
Jul25	$689	$43,886	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-32.06%	-12.28%	-23.47%
Dow Jones Precious Metals℠ Index	39.61%	5.18%	15.94%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$12,564,696
Number of Holdings*	6
Net Investment Advisory Fees	$21,753
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Dow Jones Precious Metals Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Gold	96%
Silver	3%
Precious Metals & Minerals	1%
Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Precious Metals Index" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

Short Precious Metals ProFund

Service Class SPPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Real Estate ProFund

Investor Class SRPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Short Real Estate ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$178	1.78%

How did the Fund perform last year?

Short Real Estate ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 4.05% and a volatility of 25.45%. The index performance was driven by rising longer-term interest rates.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $4,387
S&P Real Estate Select Sector Index $19,688
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Real Estate Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$7,975	$11,974	$10,561
Jul17	$7,852	$11,726	$12,256
Jul18	$7,435	$12,300	$14,246
Jul19	$6,560	$14,461	$15,384
Jul20	$5,827	$14,484	$17,223
Jul21	$4,168	$19,235	$23,500
Jul22	$4,122	$18,920	$22,410
Jul23	$4,651	$16,921	$25,327
Jul24	$4,386	$18,922	$30,936
Jul25	$4,387	$19,688	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	0.02%	-5.52%	-7.91%
S&P Real Estate Select Sector Index	4.05%	6.33%	7.01%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$712,538
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
S&P Real Estate Select Sector Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Specialized REITs	42%
Health Care REITs	15%
Retail REITs	13%
Residential REITs	11%
Industrial REITs	9%
Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P Real Estate Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Short Real Estate ProFund

Investor Class SRPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Real Estate ProFund

Service Class SRPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Short Real Estate ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$276	2.78%

How did the Fund perform last year?

Short Real Estate ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 4.05% and a volatility of 25.45%. The index performance was driven by rising longer-term interest rates.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $3,936
S&P Real Estate Select Sector Index $19,688
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Real Estate Select Sector Index	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$7,900	$11,974	$10,561
Jul17	$7,698	$11,726	$12,256
Jul18	$7,217	$12,300	$14,246
Jul19	$6,309	$14,461	$15,384
Jul20	$5,549	$14,484	$17,223
Jul21	$3,931	$19,235	$23,500
Jul22	$3,844	$18,920	$22,410
Jul23	$4,292	$16,921	$25,327
Jul24	$4,008	$18,922	$30,936
Jul25	$3,936	$19,688	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-1.79%	-6.64%	-8.90%
S&P Real Estate Select Sector Index	4.05%	6.33%	7.01%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$712,538
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
S&P Real Estate Select Sector Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Specialized REITs	42%
Health Care REITs	15%
Retail REITs	13%
Residential REITs	11%
Industrial REITs	9%
Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P Real Estate Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Short Real Estate ProFund

Service Class SRPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Small-Cap ProFund

Investor Class SHPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Short Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$180	1.78%

How did the Fund perform last year?

Short Small-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of -0.55% and a volatility of 24.19%. The index performance was driven by small caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $3,236
Russell 2000® Index $20,481
Russell 3000® Index $33,998
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Russell 2000® Index	Russell 3000® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$9,417	$10,000	$10,444
Jul17	$7,683	$11,845	$12,130
Jul18	$6,372	$14,064	$14,118
Jul19	$6,583	$13,443	$15,113
Jul20	$5,787	$12,826	$16,765
Jul21	$3,517	$19,491	$23,258
Jul22	$3,755	$16,706	$21,548
Jul23	$3,496	$18,027	$24,273
Jul24	$3,165	$20,596	$29,389
Jul25	$3,236	$20,481	$33,998

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	2.23%	-10.98%	-10.67%
Russell 2000® Index	-0.55%	9.81%	7.43%
Russell 3000® Index	15.68%	15.19%	13.02%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$831,110
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Russell 2000 Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	18%
Health Care	15%
Information Technology	15%
Consumer Discretionary	10%
Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

Short Small-Cap ProFund

Investor Class SHPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Short Small-Cap ProFund

Service Class SHPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Short Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$281	2.78%

How did the Fund perform last year?

Short Small-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of -0.55% and a volatility of 24.19%. The index performance was driven by small caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $2,941
Russell 2000® Index $20,481
Russell 3000® Index $33,998
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Russell 2000® Index	Russell 3000® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$9,318	$10,000	$10,444
Jul17	$7,528	$11,845	$12,130
Jul18	$6,179	$14,064	$14,118
Jul19	$6,319	$13,443	$15,113
Jul20	$5,496	$12,826	$16,765
Jul21	$3,305	$19,491	$23,258
Jul22	$3,485	$16,706	$21,548
Jul23	$3,220	$18,027	$24,273
Jul24	$2,885	$20,596	$29,389
Jul25	$2,941	$20,481	$33,998

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	1.88%	-11.76%	-11.52%
Russell 2000® Index	-0.55%	9.81%	7.43%
Russell 3000® Index	15.68%	15.19%	13.02%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$831,110
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Russell 2000 Index Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	18%
Health Care	15%
Information Technology	15%
Consumer Discretionary	10%
Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

Short Small-Cap ProFund

Service Class SHPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Small-Cap Growth ProFund

Investor Class SGPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Small-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.78%

How did the Fund perform last year?

Small-Cap Growth ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P SmallCap 600® Growth Index (the "Index")

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of -4.14% and a volatility of 23.80%. The index performance was driven by small caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $18,951
S&P Small Cap 600® Growth Index $22,743
S&P Composite 1500® Index $34,764
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Small Cap 600® Growth Index	S&P Composite 1500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,121	$10,327	$10,560
Jul17	$11,790	$12,237	$12,250
Jul18	$14,530	$15,361	$14,250
Jul19	$13,581	$14,622	$15,254
Jul20	$13,118	$14,391	$16,840
Jul21	$19,237	$21,458	$23,159
Jul22	$16,923	$19,272	$22,061
Jul23	$17,326	$20,056	$24,859
Jul24	$20,143	$23,726	$30,222
Jul25	$18,951	$22,743	$34,764

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-5.92%	7.63%	6.60%
S&P Small Cap 600® Growth Index	-4.14%	9.58%	8.56%
S&P Composite 1500® Index	15.03%	15.60%	13.27%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$4,380,421
Number of Holdings*	340
Net Investment Advisory Fees	$35,088
Portfolio Turnover	1201%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Industrials	23%
Financials	15%
Information Technology	14%
Health Care	13%
Consumer Discretionary	12%
Largest Equity Holdings
Holding	% of Net Assets
SPX Technologies, Inc.	1.2%
Armstrong World Industries, Inc.	1.2%
Sterling Infrastructure, Inc.	1.2%
Dycom Industries, Inc.	1.1%
Federal Signal Corp.	1.1%

"Standard & Poor's®", "S&P®", and "S&P SmallCap 600 Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Small-Cap Growth ProFund

Investor Class SGPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Small-Cap Growth ProFund

Service Class SGPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Small-Cap Growth ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$268	2.78%

How did the Fund perform last year?

Small-Cap Growth ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P SmallCap 600® Growth Index (the "Index")

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of -4.14% and a volatility of 23.80%. The index performance was driven by small caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $17,141
S&P Small Cap 600® Growth Index $22,743
S&P Composite 1500® Index $34,764
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Small Cap 600® Growth Index	S&P Composite 1500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,018	$10,327	$10,560
Jul17	$11,548	$12,237	$12,250
Jul18	$14,091	$15,361	$14,250
Jul19	$13,039	$14,622	$15,254
Jul20	$12,471	$14,391	$16,840
Jul21	$18,103	$21,458	$23,159
Jul22	$15,770	$19,272	$22,061
Jul23	$15,988	$20,056	$24,859
Jul24	$18,402	$23,726	$30,222
Jul25	$17,141	$22,743	$34,764

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-6.86%	6.57%	5.54%
S&P Small Cap 600® Growth Index	-4.14%	9.58%	8.56%
S&P Composite 1500® Index	15.03%	15.60%	13.27%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$4,380,421
Number of Holdings*	340
Net Investment Advisory Fees	$35,088
Portfolio Turnover	1201%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Industrials	23%
Financials	15%
Information Technology	14%
Health Care	13%
Consumer Discretionary	12%
Largest Equity Holdings
Holding	% of Net Assets
SPX Technologies, Inc.	1.2%
Armstrong World Industries, Inc.	1.2%
Sterling Infrastructure, Inc.	1.2%
Dycom Industries, Inc.	1.1%
Federal Signal Corp.	1.1%

"Standard & Poor's®", "S&P®", and "S&P SmallCap 600 Growth Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Small-Cap Growth ProFund

Service Class SGPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Small-Cap ProFund

Investor Class SLPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$174	1.78%

How did the Fund perform last year?

Small-Cap ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Russell 2000® Index (the "Index").

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of -0.55% and a volatility of 24.19%. The index performance was driven by small caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $16,270
Russell 2000® Index $20,481
Russell 3000® Index $33,998
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Russell 2000® Index	Russell 3000® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$9,895	$10,000	$10,444
Jul17	$11,443	$11,845	$12,130
Jul18	$13,290	$14,064	$14,118
Jul19	$12,475	$13,443	$15,113
Jul20	$11,502	$12,826	$16,765
Jul21	$17,125	$19,491	$23,258
Jul22	$14,347	$16,706	$21,548
Jul23	$15,149	$18,027	$24,273
Jul24	$16,966	$20,596	$29,389
Jul25	$16,270	$20,481	$33,998

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-4.10%	7.18%	4.99%
Russell 2000® Index	-0.55%	9.81%	7.43%
Russell 3000® Index	15.68%	15.19%	13.02%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$6,440,728
Number of Holdings*	1,984
Net Investment Advisory Fees	$18,276
Portfolio Turnover	405%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	36%
Russell 2000 Index Swap Agreements	59%
CME E-mini Russell 2000 Index Futures Contracts	5%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	18%
Health Care	15%
Information Technology	15%
Consumer Discretionary	10%
Largest Equity Holdings
Holding	% of Net Assets
Credo Technology Group Holding, Ltd.	0.2%
Hims & Hers Health, Inc.	0.2%
Fabrinet	0.2%
Kratos Defense & Security Solutions, Inc.	0.1%
Fluor Corp.	0.1%

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

Small-Cap ProFund

Investor Class SLPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Small-Cap ProFund

Service Class SLPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$271	2.78%

How did the Fund perform last year?

Small-Cap ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Russell 2000® Index (the "Index").

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of -0.55% and a volatility of 24.19%. The index performance was driven by small caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund's Index), expenses, transaction costs, the volatility of the Fund's Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $14,735
Russell 2000® Index $20,481
Russell 3000® Index $33,998
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Russell 2000® Index	Russell 3000® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$9,798	$10,000	$10,444
Jul17	$11,221	$11,845	$12,130
Jul18	$12,911	$14,064	$14,118
Jul19	$12,001	$13,443	$15,113
Jul20	$10,952	$12,826	$16,765
Jul21	$16,146	$19,491	$23,258
Jul22	$13,394	$16,706	$21,548
Jul23	$14,002	$18,027	$24,273
Jul24	$15,525	$20,596	$29,389
Jul25	$14,735	$20,481	$33,998

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-5.09%	6.11%	3.95%
Russell 2000® Index	-0.55%	9.81%	7.43%
Russell 3000® Index	15.68%	15.19%	13.02%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$6,440,728
Number of Holdings*	1,984
Net Investment Advisory Fees	$18,276
Portfolio Turnover	405%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	36%
Russell 2000 Index Swap Agreements	59%
CME E-mini Russell 2000 Index Futures Contracts	5%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	18%
Health Care	15%
Information Technology	15%
Consumer Discretionary	10%
Largest Equity Holdings
Holding	% of Net Assets
Credo Technology Group Holding, Ltd.	0.2%
Hims & Hers Health, Inc.	0.2%
Fabrinet	0.2%
Kratos Defense & Security Solutions, Inc.	0.1%
Fluor Corp.	0.1%

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

Small-Cap ProFund

Service Class SLPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Small-Cap Value ProFund

Investor Class SVPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Small-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$171	1.78%

How did the Fund perform last year?

Small-Cap Value ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P SmallCap 600® Value Index (the "Index").

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of -5.45% and a volatility of 16.13%. The index performance was driven by small caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $17,360
S&P Small Cap 600® Value Index $20,955
S&P Composite 1500® Index $34,764
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Small Cap 600® Value Index	S&P Composite 1500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,640	$10,895	$10,560
Jul17	$12,181	$12,703	$12,250
Jul18	$14,449	$15,335	$14,250
Jul19	$13,010	$14,035	$15,254
Jul20	$10,727	$11,745	$16,840
Jul21	$17,449	$19,435	$23,159
Jul22	$16,761	$18,996	$22,061
Jul23	$17,411	$20,186	$24,859
Jul24	$18,747	$22,162	$30,222
Jul25	$17,360	$20,955	$34,764

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-7.40%	10.11%	5.67%
S&P Small Cap 600® Value Index	-5.45%	12.28%	7.68%
S&P Composite 1500® Index	15.03%	15.60%	13.27%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,790,145
Number of Holdings*	466
Net Investment Advisory Fees	$59,748
Portfolio Turnover	1642%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	24%
Industrials	16%
Consumer Discretionary	15%
Information Technology	11%
Real Estate	7%
Largest Equity Holdings
Holding	% of Net Assets
Mr. Cooper Group, Inc.	1.5%
BorgWarner, Inc.	1.2%
Qorvo, Inc.	1.2%
Lincoln National Corp.	1.0%
Jackson Financial, Inc. - Class A	1.0%

"Standard & Poor's®", "S&P®", and "S&P SmallCap 600 Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Small-Cap Value ProFund

Investor Class SVPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Small-Cap Value ProFund

Service Class SVPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Small-Cap Value ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$266	2.78%

How did the Fund perform last year?

Small-Cap Value ProFund (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P SmallCap 600® Value Index (the "Index").

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of -5.45% and a volatility of 16.13%. The index performance was driven by small caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund's index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $15,710
S&P Small Cap 600® Value Index $20,955
S&P Composite 1500® Index $34,764
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Small Cap 600® Value Index	S&P Composite 1500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,537	$10,895	$10,560
Jul17	$11,943	$12,703	$12,250
Jul18	$14,027	$15,335	$14,250
Jul19	$12,508	$14,035	$15,254
Jul20	$10,210	$11,745	$16,840
Jul21	$16,446	$19,435	$23,159
Jul22	$15,640	$18,996	$22,061
Jul23	$16,083	$20,186	$24,859
Jul24	$17,141	$22,162	$30,222
Jul25	$15,710	$20,955	$34,764

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-8.35%	9.00%	4.62%
S&P Small Cap 600® Value Index	-5.45%	12.28%	7.68%
S&P Composite 1500® Index	15.03%	15.60%	13.27%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,790,145
Number of Holdings*	466
Net Investment Advisory Fees	$59,748
Portfolio Turnover	1642%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	24%
Industrials	16%
Consumer Discretionary	15%
Information Technology	11%
Real Estate	7%
Largest Equity Holdings
Holding	% of Net Assets
Mr. Cooper Group, Inc.	1.5%
BorgWarner, Inc.	1.2%
Qorvo, Inc.	1.2%
Lincoln National Corp.	1.0%
Jackson Financial, Inc. - Class A	1.0%

"Standard & Poor's®", "S&P®", and "S&P SmallCap 600 Value Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Small-Cap Value ProFund

Service Class SVPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Technology UltraSector ProFund

Investor Class TEPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Technology UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$171	1.53%

How did the Fund perform last year?

Technology UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Technology Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 20.91% and a volatility of 29.01%. The index performance was driven by strength in technology stocks and the rising demand of AI.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $102,499
S&P Technology Select Sector Index $70,527
S&P Total Market Index $33,824
$120,000
$100,000
$80,000
$60,000
$40,000
$20,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Technology Select Sector Index	S&P Total Market Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,903	$11,151	$10,442
Jul17	$15,470	$13,985	$12,128
Jul18	$21,450	$17,622	$14,121
Jul19	$25,032	$20,401	$15,096
Jul20	$38,176	$28,338	$16,726
Jul21	$64,596	$39,754	$23,237
Jul22	$49,934	$37,713	$21,429
Jul23	$64,277	$47,138	$24,133
Jul24	$83,255	$58,328	$29,227
Jul25	$102,499	$70,527	$33,824

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	23.11%	21.84%	26.20%
S&P Technology Select Sector Index	20.91%	20.00%	21.57%
S&P Total Market Index	15.73%	15.12%	12.96%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$92,291,583
Number of Holdings*	74
Net Investment Advisory Fees	$571,651
Portfolio Turnover	111%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	77%
S&P Technology Select Sector Index Swap Agreements	73%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Software & Services	42%
Semiconductors & Semiconductor Equipment	36%
Technology Hardware & Equipment	22%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	12.4%
Microsoft Corp.	11.3%
Apple, Inc.	8.8%
Broadcom, Inc.	3.9%
Oracle Corp.	3.1%

"Standard & Poor's®", "S&P®" and "S&P Technology Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Technology UltraSector ProFund

Investor Class TEPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Technology UltraSector ProFund

Service Class TEPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Technology UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$281	2.53%

How did the Fund perform last year?

Technology UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Technology Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 20.91% and a volatility of 29.01%. The index performance was driven by strength in technology stocks and the rising demand of AI.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $92,720
S&P Technology Select Sector Index $70,527
S&P Total Market Index $33,824
$100,000
$80,000
$60,000
$40,000
$20,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Technology Select Sector Index	S&P Total Market Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,796	$11,151	$10,442
Jul17	$15,167	$13,985	$12,128
Jul18	$20,818	$17,622	$14,121
Jul19	$24,051	$20,401	$15,096
Jul20	$36,309	$28,338	$16,726
Jul21	$60,844	$39,754	$23,237
Jul22	$46,557	$37,713	$21,429
Jul23	$59,337	$47,138	$24,133
Jul24	$76,072	$58,328	$29,227
Jul25	$92,720	$70,527	$33,824

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	21.88%	20.62%	24.94%
S&P Technology Select Sector Index	20.91%	20.00%	21.57%
S&P Total Market Index	15.73%	15.12%	12.96%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$92,291,583
Number of Holdings*	74
Net Investment Advisory Fees	$571,651
Portfolio Turnover	111%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	77%
S&P Technology Select Sector Index Swap Agreements	73%
Total	150%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Software & Services	42%
Semiconductors & Semiconductor Equipment	36%
Technology Hardware & Equipment	22%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	12.4%
Microsoft Corp.	11.3%
Apple, Inc.	8.8%
Broadcom, Inc.	3.9%
Oracle Corp.	3.1%

"Standard & Poor's®", "S&P®" and "S&P Technology Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Technology UltraSector ProFund

Service Class TEPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraBear ProFund

Investor Class URPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraBear ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$156	1.78%

How did the Fund perform last year?

UltraBear ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 16.33% and a volatility of 19.45%. The index performance was driven by technology outperformance which fueled strong returns.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $434
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P 500® Index
Jul15	$10,000	$10,000
Jul16	$8,159	$10,561
Jul17	$5,966	$12,256
Jul18	$4,328	$14,246
Jul19	$3,641	$15,384
Jul20	$2,068	$17,223
Jul21	$1,021	$23,500
Jul22	$987	$22,410
Jul23	$776	$25,327
Jul24	$578	$30,936
Jul25	$434	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-24.82%	-26.81%	-26.92%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$6,688,171
Number of Holdings*	6
Net Investment Advisory Fees	$47,217
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
S&P 500 Swap Agreements	(192)%
E-mini S&P 500 Futures Contracts	(10)%
Total	(202)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	34%
Financials	14%
Consumer Discretionary	10%
Communication Services	10%
Health Care	9%
Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraBear ProFund

Investor Class URPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraBear ProFund

Service Class URPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraBear ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$242	2.78%

How did the Fund perform last year?

UltraBear ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 16.33% and a volatility of 19.45%. The index performance was driven by technology outperformance which fueled strong returns.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $396
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P 500® Index
Jul15	$10,000	$10,000
Jul16	$8,092	$10,561
Jul17	$5,861	$12,256
Jul18	$4,211	$14,246
Jul19	$3,506	$15,384
Jul20	$1,970	$17,223
Jul21	$964	$23,500
Jul22	$921	$22,410
Jul23	$722	$25,327
Jul24	$533	$30,936
Jul25	$396	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-25.62%	-27.44%	-27.59%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$6,688,171
Number of Holdings*	6
Net Investment Advisory Fees	$47,217
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
S&P 500 Swap Agreements	(192)%
E-mini S&P 500 Futures Contracts	(10)%
Total	(202)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	34%
Financials	14%
Consumer Discretionary	10%
Communication Services	10%
Health Care	9%
Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraBear ProFund

Service Class URPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraBull ProFund

Investor Class ULPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraBull ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$162	1.47%

How did the Fund perform last year?

UltraBull ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P 500® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 16.33% and a volatility of 19.45%. The index performance was driven by technology outperformance which fueled strong returns.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $58,297
S&P 500® Index $35,989
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P 500® Index
Jul15	$10,000	$10,000
Jul16	$10,569	$10,561
Jul17	$13,722	$12,256
Jul18	$17,543	$14,246
Jul19	$19,040	$15,384
Jul20	$20,274	$17,223
Jul21	$35,976	$23,500
Jul22	$30,595	$22,410
Jul23	$35,356	$25,327
Jul24	$48,147	$30,936
Jul25	$58,297	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	21.08%	23.52%	19.28%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$166,041,305
Number of Holdings*	511
Net Investment Advisory Fees	$1,173,647
Portfolio Turnover	104%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	72%
S&P 500 Swap Agreements	79%
SPDR S&P 500 ETF Swap Agreements	31%
E-mini S&P 500 Futures Contracts	17%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	34%
Financials	14%
Consumer Discretionary	10%
Communication Services	10%
Health Care	9%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	5.8%
Microsoft Corp.	5.3%
Apple, Inc.	4.2%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. - Class A	2.3%

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraBull ProFund

Investor Class ULPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraBull ProFund

Service Class ULPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraBull ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$271	2.47%

How did the Fund perform last year?

UltraBull ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P 500® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 16.33% and a volatility of 19.45%. The index performance was driven by technology outperformance which fueled strong returns.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $52,693
S&P 500® Index $35,989
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P 500® Index
Jul15	$10,000	$10,000
Jul16	$10,465	$10,561
Jul17	$13,451	$12,256
Jul18	$17,026	$14,246
Jul19	$18,297	$15,384
Jul20	$19,283	$17,223
Jul21	$33,877	$23,500
Jul22	$28,525	$22,410
Jul23	$32,636	$25,327
Jul24	$43,999	$30,936
Jul25	$52,693	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	19.76%	22.27%	18.08%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$166,041,305
Number of Holdings*	511
Net Investment Advisory Fees	$1,173,647
Portfolio Turnover	104%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	72%
S&P 500 Swap Agreements	79%
SPDR S&P 500 ETF Swap Agreements	31%
E-mini S&P 500 Futures Contracts	17%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	34%
Financials	14%
Consumer Discretionary	10%
Communication Services	10%
Health Care	9%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	5.8%
Microsoft Corp.	5.3%
Apple, Inc.	4.2%
Amazon.com, Inc.	3.0%
Meta Platforms, Inc. - Class A	2.3%

"Standard & Poor's®", "S&P®", "S&P 500®" and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraBull ProFund

Service Class ULPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraChina ProFund

Investor Class UGPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraChina ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$198	1.70%

How did the Fund perform last year?

UltraChina ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P China Select ADR Index (USD) (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 29.03% and a volatility of 39.43%. The index performance was driven by strong economic growth and low inflation.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $2,304
S&P China Select ADR Index (USD) $10,709
S&P Global 1200 Index $28,888
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P China Select ADR Index (USD)	S&P Global 1200 Index
Jul15	$10,000	$10,000	$9,999
Jul16	$7,853	$9,329	$10,075
Jul17	$13,986	$12,813	$11,851
Jul18	$15,270	$13,923	$13,297
Jul19	$9,802	$11,814	$13,808
Jul20	$14,869	$15,543	$14,881
Jul21	$10,136	$13,688	$20,007
Jul22	$2,946	$8,740	$18,395
Jul23	$3,071	$10,219	$20,973
Jul24	$1,733	$8,300	$24,918
Jul25	$2,304	$10,709	$28,888

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	32.90%	-31.13%	-13.65%
S&P China Select ADR Index (USD)	29.03%	-7.18%	0.69%
S&P Global 1200 Index	15.95%	14.19%	11.19%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$25,379,565
Number of Holdings*	54
Net Investment Advisory Fees	$171,295
Portfolio Turnover	254%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	86%
S&P China Select ADR Index (USD) Swap Agreements	114%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Consumer Discretionary	60%
Communication Services	19%
Health Care	7%
Industrials	5%
Real Estate	4%
Largest Equity Holdings
Holding	% of Net Assets
Alibaba Group Holding, Ltd.	17.0%
PDD Holdings, Inc.	10.3%
JD.com, Inc.	5.6%
NetEase, Inc.	5.5%
BeiGene, Ltd.	4.4%

Largest Countries

China	85.5%

"Standard & Poor's®", "S&P®" and "S&P China Select ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraChina ProFund

Investor Class UGPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraChina ProFund

Service Class UGPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraChina ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$313	2.70%

How did the Fund perform last year?

UltraChina ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P China Select ADR Index (USD) (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 29.03% and a volatility of 39.43%. The index performance was driven by strong economic growth and low inflation.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $2,085
S&P China Select ADR Index (USD) $10,709
S&P Global 1200 Index $28,888
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P China Select ADR Index (USD)	S&P Global 1200 Index
Jul15	$10,000	$10,000	$9,999
Jul16	$7,782	$9,329	$10,075
Jul17	$13,721	$12,813	$11,851
Jul18	$14,832	$13,923	$13,297
Jul19	$9,419	$11,814	$13,808
Jul20	$14,142	$15,543	$14,881
Jul21	$9,548	$13,688	$20,007
Jul22	$2,753	$8,740	$18,395
Jul23	$2,834	$10,219	$20,973
Jul24	$1,583	$8,300	$24,918
Jul25	$2,085	$10,709	$28,888

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	31.70%	-31.81%	-14.51%
S&P China Select ADR Index (USD)	29.03%	-7.18%	0.69%
S&P Global 1200 Index	15.95%	14.19%	11.19%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$25,379,565
Number of Holdings*	54
Net Investment Advisory Fees	$171,295
Portfolio Turnover	254%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	86%
S&P China Select ADR Index (USD) Swap Agreements	114%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Consumer Discretionary	60%
Communication Services	19%
Health Care	7%
Industrials	5%
Real Estate	4%
Largest Equity Holdings
Holding	% of Net Assets
Alibaba Group Holding, Ltd.	17.0%
PDD Holdings, Inc.	10.3%
JD.com, Inc.	5.6%
NetEase, Inc.	5.5%
BeiGene, Ltd.	4.4%

Largest Countries

China	85.5%

"Standard & Poor's®", "S&P®" and "S&P China Select ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraChina ProFund

Service Class UGPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraDow 30 ProFund

Investor Class UDPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraDow 30 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$160	1.53%

How did the Fund perform last year?

UltraDow 30 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Dow Jones Industrial AverageSM (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 9.95% and a volatility of 17.30%. The index performance was driven by smaller exposure to technology stocks which muted performance compared to the S&P 500.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $44,099
Dow Jones Industrial Average℠ $31,114
S&P 500® Index $35,989
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Dow Jones Industrial Average℠	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,851	$10,701	$10,561
Jul17	$15,479	$13,035	$12,256
Jul18	$20,575	$15,479	$14,246
Jul19	$22,420	$16,751	$15,384
Jul20	$19,023	$16,890	$17,223
Jul21	$33,020	$22,766	$23,500
Jul22	$28,705	$21,825	$22,410
Jul23	$32,108	$24,142	$25,327
Jul24	$40,441	$28,300	$30,936
Jul25	$44,099	$31,114	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	9.05%	18.31%	16.00%
Dow Jones Industrial Average℠	9.95%	13.00%	12.02%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$38,536,349
Number of Holdings*	36
Net Investment Advisory Fees	$298,270
Portfolio Turnover	45%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	76%
Dow Jones Industrial Average Swap Agreements	93%
SPDR Dow Jones Industrial Average ETF Swap Agreements	27%
E-mini Dow Jones Futures Contracts	4%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	27%
Information Technology	21%
Industrials	14%
Consumer Discretionary	14%
Health Care	11%
Largest Equity Holdings
Holding	% of Net Assets
The Goldman Sachs Group, Inc.	7.6%
Microsoft Corp.	5.6%
Caterpillar, Inc.	4.6%
The Home Depot, Inc.	3.9%
Visa, Inc. - Class A	3.6%

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

UltraDow 30 ProFund

Investor Class UDPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraDow 30 ProFund

Service Class UDPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraDow 30 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$263	2.53%

How did the Fund perform last year?

UltraDow 30 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Dow Jones Industrial AverageSM (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 9.95% and a volatility of 17.30%. The index performance was driven by smaller exposure to technology stocks which muted performance compared to the S&P 500.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $39,945
Dow Jones Industrial Average℠ $31,114
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Dow Jones Industrial Average℠	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,743	$10,701	$10,561
Jul17	$15,178	$13,035	$12,256
Jul18	$19,975	$15,479	$14,246
Jul19	$21,547	$16,751	$15,384
Jul20	$18,111	$16,890	$17,223
Jul21	$31,124	$22,766	$23,500
Jul22	$26,785	$21,825	$22,410
Jul23	$29,666	$24,142	$25,327
Jul24	$36,998	$28,300	$30,936
Jul25	$39,945	$31,114	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	7.96%	17.14%	14.85%
Dow Jones Industrial Average℠	9.95%	13.00%	12.02%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$38,536,349
Number of Holdings*	36
Net Investment Advisory Fees	$298,270
Portfolio Turnover	45%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	76%
Dow Jones Industrial Average Swap Agreements	93%
SPDR Dow Jones Industrial Average ETF Swap Agreements	27%
E-mini Dow Jones Futures Contracts	4%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	27%
Information Technology	21%
Industrials	14%
Consumer Discretionary	14%
Health Care	11%
Largest Equity Holdings
Holding	% of Net Assets
The Goldman Sachs Group, Inc.	7.6%
Microsoft Corp.	5.6%
Caterpillar, Inc.	4.6%
The Home Depot, Inc.	3.9%
Visa, Inc. - Class A	3.6%

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

UltraDow 30 ProFund

Service Class UDPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraEmerging Markets ProFund

Investor Class UUPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraEmerging Markets ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$210	1.78%

How did the Fund perform last year?

UltraEmerging Markets ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P Emerging 50 ADR Index (USD) (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 24.32% and a volatility of 23.56%. The index performance was driven by rising commodity prices that helped drive emerging markets equity performance.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $16,895
S&P® Emerging 50 ADR Index (USD) $21,324
S&P Global 1200 Index $28,888
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P® Emerging 50 ADR Index (USD)	S&P Global 1200 Index
Jul15	$10,000	$10,000	$9,999
Jul16	$9,788	$10,306	$10,075
Jul17	$15,374	$13,255	$11,851
Jul18	$15,754	$13,867	$13,297
Jul19	$12,966	$13,140	$13,808
Jul20	$15,636	$15,461	$14,881
Jul21	$20,017	$18,214	$20,007
Jul22	$10,500	$14,012	$18,395
Jul23	$12,391	$16,219	$20,973
Jul24	$12,449	$17,152	$24,918
Jul25	$16,895	$21,324	$28,888

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	35.71%	1.56%	5.38%
S&P® Emerging 50 ADR Index (USD)	24.32%	6.64%	7.87%
S&P Global 1200 Index	15.95%	14.19%	11.19%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$9,420,506
Number of Holdings*	56
Net Investment Advisory Fees	$48,388
Portfolio Turnover	290%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	86%
S&P Emerging 50 ADR Index (USD) Swap Agreements	114%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	28%
Consumer Discretionary	27%
Financials	20%
Communication Services	8%
Materials	6%
Largest Equity Holdings
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	18.9%
Alibaba Group Holding, Ltd.	12.5%
HDFC Bank, Ltd.	7.5%
PDD Holdings, Inc.	4.1%
ICICI Bank, Ltd.	3.8%

Largest Countries

China	30.5%
Taiwan	21.4%
India	15.2%
Brazil	8.9%
South Korea	4.2%

"Standard & Poor's®", "S&P®" and "S&P Emerging 50 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraEmerging Markets ProFund

Investor Class UUPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraEmerging Markets ProFund

Service Class UUPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraEmerging Markets ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$326	2.78%

How did the Fund perform last year?

UltraEmerging Markets ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P Emerging 50 ADR Index (USD) (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 24.32% and a volatility of 23.56%. The index performance was driven by rising commodity prices that helped drive emerging markets equity performance.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $15,286
S&P® Emerging 50 ADR Index (USD) $21,324
S&P Global 1200 Index $28,888
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P® Emerging 50 ADR Index (USD)	S&P Global 1200 Index
Jul15	$10,000	$10,000	$9,999
Jul16	$9,674	$10,306	$10,075
Jul17	$15,060	$13,255	$11,851
Jul18	$15,274	$13,867	$13,297
Jul19	$12,441	$13,140	$13,808
Jul20	$14,856	$15,461	$14,881
Jul21	$18,836	$18,214	$20,007
Jul22	$9,783	$14,012	$18,395
Jul23	$11,423	$16,219	$20,973
Jul24	$11,368	$17,152	$24,918
Jul25	$15,286	$21,324	$28,888

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	34.46%	0.57%	4.33%
S&P® Emerging 50 ADR Index (USD)	24.32%	6.64%	7.87%
S&P Global 1200 Index	15.95%	14.19%	11.19%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$9,420,506
Number of Holdings*	56
Net Investment Advisory Fees	$48,388
Portfolio Turnover	290%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	86%
S&P Emerging 50 ADR Index (USD) Swap Agreements	114%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	28%
Consumer Discretionary	27%
Financials	20%
Communication Services	8%
Materials	6%
Largest Equity Holdings
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	18.9%
Alibaba Group Holding, Ltd.	12.5%
HDFC Bank, Ltd.	7.5%
PDD Holdings, Inc.	4.1%
ICICI Bank, Ltd.	3.8%

Largest Countries

China	30.5%
Taiwan	21.4%
India	15.2%
Brazil	8.9%
South Korea	4.2%

"Standard & Poor's®", "S&P®" and "S&P Emerging 50 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraEmerging Markets ProFund

Service Class UUPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraInternational ProFund

Investor Class UNPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraInternational ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$189	1.78%

How did the Fund perform last year?

UltraInternational ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the MSCI EAFE Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded MSCI EAFE futures contract. For the same period, the Index had a total return of 12.77% and a volatility of 16.65%. The index performance was driven by optimism around European expansionary fiscal policy.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $13,297
MSCI EAFE Index $18,148
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	MSCI EAFE Index
Jul15	$10,000	$10,000
Jul16	$7,798	$9,247
Jul17	$10,345	$10,890
Jul18	$10,883	$11,587
Jul19	$9,425	$11,286
Jul20	$7,961	$11,097
Jul21	$12,861	$14,460
Jul22	$8,899	$12,390
Jul23	$10,653	$14,471
Jul24	$11,863	$16,093
Jul25	$13,297	$18,148

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	12.09%	10.80%	2.89%
MSCI EAFE Index	12.77%	10.34%	6.14%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$7,358,481
Number of Holdings*	6
Net Investment Advisory Fees	$22,211
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	25%
Industrials	19%
Health Care	11%
Consumer Discretionary	10%
Information Technology	8%
Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in ProFunds.

UltraInternational ProFund

Investor Class UNPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraInternational ProFund

Service Class UNPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraInternational ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$293	2.78%

How did the Fund perform last year?

UltraInternational ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the MSCI EAFE Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded MSCI EAFE futures contract. For the same period, the Index had a total return of 12.77% and a volatility of 16.65%. The index performance was driven by optimism around European expansionary fiscal policy.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $12,049
MSCI EAFE Index $18,148
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	MSCI EAFE Index
Jul15	$10,000	$10,000
Jul16	$7,716	$9,247
Jul17	$10,143	$10,890
Jul18	$10,560	$11,587
Jul19	$9,057	$11,286
Jul20	$7,573	$11,097
Jul21	$12,134	$14,460
Jul22	$8,308	$12,390
Jul23	$9,863	$14,471
Jul24	$10,846	$16,093
Jul25	$12,049	$18,148

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	11.10%	9.73%	1.88%
MSCI EAFE Index	12.77%	10.34%	6.14%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$7,358,481
Number of Holdings*	6
Net Investment Advisory Fees	$22,211
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	200%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	25%
Industrials	19%
Health Care	11%
Consumer Discretionary	10%
Information Technology	8%
Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in ProFunds.

UltraInternational ProFund

Service Class UNPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraJapan ProFund

Investor Class UJPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraJapan ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$175	1.70%

How did the Fund perform last year?

UltraJapan ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index. For the same period, the Index has a total return of 7.00%, as measured in unhedged U.S. dollar terms, or 7.09% in local (Japanese yen) terms and a volatility of 29.96%. The index performance was driven by a stable yen that preserved modest underlying positive performance.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $28,157
Nikkei 225 Stock Average-USD $19,953
Nikkei 225 Stock Average - JPY $24,252
S&P Global 1200 Index $28,888
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Nikkei 225 Stock Average-USD	Nikkei 225 Stock Average - JPY	S&P Global 1200 Index
Jul15	$10,000	$10,000	$10,000	$9,999
Jul16	$5,674	$9,936	$8,202	$10,075
Jul17	$8,235	$11,287	$10,052	$11,851
Jul18	$10,379	$12,861	$11,597	$13,297
Jul19	$9,263	$12,907	$11,305	$13,808
Jul20	$8,814	$13,643	$11,647	$14,881
Jul21	$13,448	$16,797	$14,875	$20,007
Jul22	$13,442	$14,375	$15,457	$18,395
Jul23	$19,346	$16,454	$18,862	$20,973
Jul24	$26,622	$18,647	$22,645	$24,918
Jul25	$28,157	$19,953	$24,252	$28,888

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	5.76%	26.15%	10.91%
Nikkei 225 Stock Average-USD	7.00%	7.90%	7.15%
Nikkei 225 Stock Average - JPY	7.09%	15.80%	9.26%
S&P Global 1200 Index	15.95%	14.19%	11.19%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$18,251,461
Number of Holdings*	6
Net Investment Advisory Fees	$175,248
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Nikkei 225 Stock Average Swap Agreements	1%
Nikkei 225 Index Futures Contracts	199%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	25%
Consumer Discretionary	20%
Industrials	19%
Communication Services	12%
Health Care	9%
Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Nikkei 225 Stock Index" is a registered trademark of The Nikkei 225 Stock Average and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nikkei 225 Stock Average and The Nikkei 225 Stock Average makes no representation regarding the advisability of investing in ProFunds.

UltraJapan ProFund

Investor Class UJPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraJapan ProFund

Service Class UJPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraJapan ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$276	2.70%

How did the Fund perform last year?

UltraJapan ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index. For the same period, the Index has a total return of 7.00%, as measured in unhedged U.S. dollar terms, or 7.09% in local (Japanese yen) terms and a volatility of 29.96%. The index performance was driven by a stable yen that preserved modest underlying positive performance.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $25,562
Nikkei 225 Stock Average-USD $19,953
Nikkei 225 Stock Average - JPY $24,252
S&P Global 1200 Index $28,888
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Nikkei 225 Stock Average-USD	Nikkei 225 Stock Average - JPY	S&P Global 1200 Index
Jul15	$10,000	$10,000	$10,000	$9,999
Jul16	$5,624	$9,936	$8,202	$10,075
Jul17	$8,086	$11,287	$10,052	$11,851
Jul18	$10,094	$12,861	$11,597	$13,297
Jul19	$8,920	$12,907	$11,305	$13,808
Jul20	$8,403	$13,643	$11,647	$14,881
Jul21	$12,696	$16,797	$14,875	$20,007
Jul22	$12,564	$14,375	$15,457	$18,395
Jul23	$17,906	$16,454	$18,862	$20,973
Jul24	$24,409	$18,647	$22,645	$24,918
Jul25	$25,562	$19,953	$24,252	$28,888

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	4.72%	24.92%	9.84%
Nikkei 225 Stock Average-USD	7.00%	7.90%	7.15%
Nikkei 225 Stock Average - JPY	7.09%	15.80%	9.26%
S&P Global 1200 Index	15.95%	14.19%	11.19%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$18,251,461
Number of Holdings*	6
Net Investment Advisory Fees	$175,248
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Nikkei 225 Stock Average Swap Agreements	1%
Nikkei 225 Index Futures Contracts	199%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	25%
Consumer Discretionary	20%
Industrials	19%
Communication Services	12%
Health Care	9%
Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Nikkei 225 Stock Index" is a registered trademark of The Nikkei 225 Stock Average and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nikkei 225 Stock Average and The Nikkei 225 Stock Average makes no representation regarding the advisability of investing in ProFunds.

UltraJapan ProFund

Service Class UJPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraLatin America ProFund

Investor Class UBPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraLatin America ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$187	1.78%

How did the Fund perform last year?

UltraLatin America ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P Latin America 35 ADR Index (USD) (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 12.16% and a volatility of 21.12%. The index performance was driven by decent economic growth and falling inflation.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $7,063
S&P Latin America 35 ADR Index $16,378
S&P Global 1200 Index $28,888
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Latin America 35 ADR Index	S&P Global 1200 Index
Jul15	$10,000	$10,000	$9,999
Jul16	$9,314	$10,352	$10,075
Jul17	$12,541	$12,643	$11,851
Jul18	$11,763	$12,745	$13,297
Jul19	$11,349	$13,240	$13,808
Jul20	$3,828	$9,008	$14,881
Jul21	$6,920	$12,777	$20,007
Jul22	$5,644	$12,112	$18,395
Jul23	$8,166	$15,590	$20,973
Jul24	$6,418	$14,602	$24,918
Jul25	$7,063	$16,378	$28,888

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	10.05%	13.03%	-3.42%
S&P Latin America 35 ADR Index	12.16%	12.70%	5.06%
S&P Global 1200 Index	15.95%	14.19%	11.19%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$7,885,187
Number of Holdings*	41
Net Investment Advisory Fees	$40,160
Portfolio Turnover	150%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	83%
S&P Latin America 35 ADR Index (USD) Swap Agreements	116%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Materials	22%
Financials	22%
Energy	20%
Industrials	11%
Consumer Staples	10%
Largest Equity Holdings
Holding	% of Net Assets
Petroleo Brasileiro S.A.	12.3%
Vale S.A.	8.7%
Itau Unibanco Holding S.A.	8.5%
America Movil S.A.B. de C.V.	4.3%
Fomento Economico Mexicano S.A.B. de C.V.	3.9%

Largest Countries

Brazil	50.4%
Mexico	20.2%
Chile	5.3%
Argentina	4.3%
Colombia	2.0%

"Standard & Poor's®", "S&P®" and "S&P Latin America 35 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraLatin America ProFund

Investor Class UBPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraLatin America ProFund

Service Class UBPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraLatin America ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$290	2.78%

How did the Fund perform last year?

UltraLatin America ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P Latin America 35 ADR Index (USD) (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 12.16% and a volatility of 21.12%. The index performance was driven by decent economic growth and falling inflation.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $6,372
S&P Latin America 35 ADR Index $16,378
S&P Global 1200 Index $28,888
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Latin America 35 ADR Index	S&P Global 1200 Index
Jul15	$10,000	$10,000	$9,999
Jul16	$9,216	$10,352	$10,075
Jul17	$12,280	$12,643	$11,851
Jul18	$11,404	$12,745	$13,297
Jul19	$10,890	$13,240	$13,808
Jul20	$3,638	$9,008	$14,881
Jul21	$6,511	$12,777	$20,007
Jul22	$5,253	$12,112	$18,395
Jul23	$7,545	$15,590	$20,973
Jul24	$5,876	$14,602	$24,918
Jul25	$6,372	$16,378	$28,888

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	8.44%	11.86%	-4.41%
S&P Latin America 35 ADR Index	12.16%	12.70%	5.06%
S&P Global 1200 Index	15.95%	14.19%	11.19%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$7,885,187
Number of Holdings*	41
Net Investment Advisory Fees	$40,160
Portfolio Turnover	150%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	83%
S&P Latin America 35 ADR Index (USD) Swap Agreements	116%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Materials	22%
Financials	22%
Energy	20%
Industrials	11%
Consumer Staples	10%
Largest Equity Holdings
Holding	% of Net Assets
Petroleo Brasileiro S.A.	12.3%
Vale S.A.	8.7%
Itau Unibanco Holding S.A.	8.5%
America Movil S.A.B. de C.V.	4.3%
Fomento Economico Mexicano S.A.B. de C.V.	3.9%

Largest Countries

Brazil	50.4%
Mexico	20.2%
Chile	5.3%
Argentina	4.3%
Colombia	2.0%

"Standard & Poor's®", "S&P®" and "S&P Latin America 35 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraLatin America ProFund

Service Class UBPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraMid-Cap ProFund

Investor Class UMPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraMid-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$152	1.56%

How did the Fund perform last year?

UltraMid-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P MidCap 400® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 3.27% and a volatility of 21.61%. The index performance was driven by mid-caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $24,545
S&P MidCap 400® Index $24,589
S&P Composite 1500® Index $34,764
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P MidCap 400® Index	S&P Composite 1500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,511	$10,553	$10,560
Jul17	$13,269	$12,104	$12,250
Jul18	$16,420	$13,858	$14,250
Jul19	$15,497	$13,968	$15,254
Jul20	$11,740	$13,473	$16,840
Jul21	$23,885	$19,804	$23,159
Jul22	$19,688	$18,675	$22,061
Jul23	$21,541	$20,631	$24,859
Jul24	$25,914	$23,809	$30,222
Jul25	$24,545	$24,589	$34,764

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-5.28%	15.89%	9.39%
S&P MidCap 400® Index	3.27%	12.79%	9.41%
S&P Composite 1500® Index	15.03%	15.60%	13.27%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$36,277,970
Number of Holdings*	407
Net Investment Advisory Fees	$277,429
Portfolio Turnover	70%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	68%
S&P MidCap 400 Swap Agreements	89%
SPDR S&P MidCap 400 ETF Swap Agreements	34%
E-mini S&P MidCap 400 Futures Contracts	9%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Industrials	24%
Financials	18%
Consumer Discretionary	13%
Information Technology	12%
Health Care	8%
Largest Equity Holdings
Holding	% of Net Assets
Interactive Brokers Group, Inc. - Class A	0.7%
EMCOR Group, Inc.	0.6%
Comfort Systems USA, Inc.	0.6%
Rb Global, Inc.	0.5%
Casey's General Stores, Inc.	0.5%

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraMid-Cap ProFund

Investor Class UMPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraMid-Cap ProFund

Service Class UMPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraMid-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$248	2.56%

How did the Fund perform last year?

UltraMid-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P MidCap 400® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 3.27% and a volatility of 21.61%. The index performance was driven by mid-caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $22,221
S&P MidCap 400® Index $24,589
S&P Composite 1500® Index $34,764
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P MidCap 400® Index	S&P Composite 1500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,409	$10,553	$10,560
Jul17	$13,015	$12,104	$12,250
Jul18	$15,947	$13,858	$14,250
Jul19	$14,892	$13,968	$15,254
Jul20	$11,170	$13,473	$16,840
Jul21	$22,505	$19,804	$23,159
Jul22	$18,363	$18,675	$22,061
Jul23	$19,893	$20,631	$24,859
Jul24	$23,702	$23,809	$30,222
Jul25	$22,221	$24,589	$34,764

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-6.25%	14.75%	8.31%
S&P MidCap 400® Index	3.27%	12.79%	9.41%
S&P Composite 1500® Index	15.03%	15.60%	13.27%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$36,277,970
Number of Holdings*	407
Net Investment Advisory Fees	$277,429
Portfolio Turnover	70%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	68%
S&P MidCap 400 Swap Agreements	89%
SPDR S&P MidCap 400 ETF Swap Agreements	34%
E-mini S&P MidCap 400 Futures Contracts	9%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Industrials	24%
Financials	18%
Consumer Discretionary	13%
Information Technology	12%
Health Care	8%
Largest Equity Holdings
Holding	% of Net Assets
Interactive Brokers Group, Inc. - Class A	0.7%
EMCOR Group, Inc.	0.6%
Comfort Systems USA, Inc.	0.6%
Rb Global, Inc.	0.5%
Casey's General Stores, Inc.	0.5%

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraMid-Cap ProFund

Service Class UMPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraNasdaq-100 ProFund

Investor Class UOPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraNasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$165	1.45%

How did the Fund perform last year?

UltraNasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Nasdaq-100® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31,2025, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 20.83% and a volatility of 24.66%. The index performance was driven by strength in technology stocks and the rising demand of AI.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $114,785
Nasdaq-100® Index $55,719
Nasdaq Composite Index $45,228
$120,000
$100,000
$80,000
$60,000
$40,000
$20,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Nasdaq-100® Index	Nasdaq Composite Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,200	$10,441	$10,192
Jul17	$15,448	$13,137	$12,680
Jul18	$22,260	$16,329	$15,486
Jul19	$24,356	$17,919	$16,685
Jul20	$40,825	$25,153	$22,156
Jul21	$72,055	$34,758	$30,471
Jul22	$49,062	$30,309	$25,914
Jul23	$65,051	$37,211	$30,272
Jul24	$89,793	$46,115	$37,423
Jul25	$114,785	$55,719	$45,228

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	27.83%	22.97%	27.64%
Nasdaq-100® Index	20.83%	17.24%	18.74%
Nasdaq Composite Index	20.85%	15.34%	16.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,188,790,426
Number of Holdings*	107
Net Investment Advisory Fees	$7,600,473
Portfolio Turnover	52%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	74%
Invesco QQQ Trust, Series 1 ETF Swap Agreements	29%
Nasdaq-100 Index Swap Agreements	90%
E-mini Nasdaq-100 Index Futures Contracts	7%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	54%
Communication Services	15%
Consumer Discretionary	13%
Consumer Staples	5%
Industrials	5%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	7.4%
Microsoft Corp.	6.8%
Apple, Inc.	5.3%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	3.9%

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

UltraNasdaq-100 ProFund

Investor Class UOPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraNasdaq-100 ProFund

Service Class UOPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraNasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$276	2.44%

How did the Fund perform last year?

UltraNasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Nasdaq-100® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31,2025, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 20.83% and a volatility of 24.66%. The index performance was driven by strength in technology stocks and the rising demand of AI.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $103,837
Nasdaq-100® Index $55,719
Nasdaq Composite Index $45,228
$120,000
$100,000
$80,000
$60,000
$40,000
$20,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Nasdaq-100® Index	Nasdaq Composite Index
Jul15	$10,000	$10,000	$10,000
Jul16	$10,097	$10,441	$10,192
Jul17	$15,140	$13,137	$12,680
Jul18	$21,598	$16,329	$15,486
Jul19	$23,396	$17,919	$16,685
Jul20	$38,826	$25,153	$22,156
Jul21	$67,859	$34,758	$30,471
Jul22	$45,740	$30,309	$25,914
Jul23	$60,032	$37,211	$30,272
Jul24	$82,041	$46,115	$37,423
Jul25	$103,837	$55,719	$45,228

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	26.57%	21.74%	26.37%
Nasdaq-100® Index	20.83%	17.24%	18.74%
Nasdaq Composite Index	20.85%	15.34%	16.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,188,790,426
Number of Holdings*	107
Net Investment Advisory Fees	$7,600,473
Portfolio Turnover	52%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	74%
Invesco QQQ Trust, Series 1 ETF Swap Agreements	29%
Nasdaq-100 Index Swap Agreements	90%
E-mini Nasdaq-100 Index Futures Contracts	7%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	54%
Communication Services	15%
Consumer Discretionary	13%
Consumer Staples	5%
Industrials	5%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	7.4%
Microsoft Corp.	6.8%
Apple, Inc.	5.3%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	3.9%

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

UltraNasdaq-100 ProFund

Service Class UOPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort China ProFund

Investor Class UHPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraShort China ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$125	1.78%

How did the Fund perform last year?

UltraShort China ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P China Select ADR Index (USD) (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 29.03% and a volatility of 39.43%. The index performance was driven by strong economic growth and low inflation.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $238
S&P China Select ADR Index (USD) $10,709
S&P Global 1200 Index $28,888
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P China Select ADR Index (USD)	S&P Global 1200 Index
Jul15	$10,000	$10,000	$9,999
Jul16	$8,910	$9,329	$10,075
Jul17	$4,290	$12,813	$11,851
Jul18	$3,232	$13,923	$13,297
Jul19	$3,735	$11,814	$13,808
Jul20	$1,602	$15,543	$14,881
Jul21	$1,418	$13,688	$20,007
Jul22	$1,007	$8,740	$18,395
Jul23	$434	$10,219	$20,973
Jul24	$583	$8,300	$24,918
Jul25	$238	$10,709	$28,888

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-59.24%	-31.73%	-31.20%
S&P China Select ADR Index (USD)	29.03%	-7.18%	0.69%
S&P Global 1200 Index	15.95%	14.19%	11.19%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,695,842
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
S&P China Select ADR Index (USD) Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Consumer Discretionary	60%
Communication Services	19%
Health Care	7%
Industrials	5%
Real Estate	4%
Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P China Select ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort China ProFund

Investor Class UHPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort China ProFund

Service Class UHPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraShort China ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$195	2.78%

How did the Fund perform last year?

UltraShort China ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P China Select ADR Index (USD) (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 29.03% and a volatility of 39.43%. The index performance was driven by strong economic growth and low inflation.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $217
S&P China Select ADR Index (USD) $10,709
S&P Global 1200 Index $28,888
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P China Select ADR Index (USD)	S&P Global 1200 Index
Jul15	$10,000	$10,000	$9,999
Jul16	$8,821	$9,329	$10,075
Jul17	$4,206	$12,813	$11,851
Jul18	$3,137	$13,923	$13,297
Jul19	$3,589	$11,814	$13,808
Jul20	$1,524	$15,543	$14,881
Jul21	$1,334	$13,688	$20,007
Jul22	$939	$8,740	$18,395
Jul23	$404	$10,219	$20,973
Jul24	$536	$8,300	$24,918
Jul25	$217	$10,709	$28,888

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-59.57%	-32.30%	-31.83%
S&P China Select ADR Index (USD)	29.03%	-7.18%	0.69%
S&P Global 1200 Index	15.95%	14.19%	11.19%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,695,842
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
S&P China Select ADR Index (USD) Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Consumer Discretionary	60%
Communication Services	19%
Health Care	7%
Industrials	5%
Real Estate	4%
Holdings

The UltraShort China ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P China Select ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort China ProFund

Service Class UHPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Dow 30 ProFund

Investor Class UWPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraShort Dow 30 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$164	1.78%

How did the Fund perform last year?

UltraShort Dow 30 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial AverageSM (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 9.95% and a volatility of 17.30%. The index performance was driven by smaller exposure to technology stocks which muted performance compared to the S&P 500®Index.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $595
Dow Jones Industrial Average℠ $31,114
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Dow Jones Industrial Average℠	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$7,967	$10,701	$10,561
Jul17	$5,291	$13,035	$12,256
Jul18	$3,642	$15,479	$14,246
Jul19	$3,057	$16,751	$15,384
Jul20	$2,042	$16,890	$17,223
Jul21	$1,042	$22,766	$23,500
Jul22	$1,038	$21,825	$22,410
Jul23	$871	$24,142	$25,327
Jul24	$710	$28,300	$30,936
Jul25	$595	$31,114	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-16.29%	-21.86%	-24.59%
Dow Jones Industrial Average℠	9.95%	13.00%	12.02%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,702,395
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Dow Jones Industrial Average Swap Agreements	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	27%
Information Technology	21%
Industrials	14%
Consumer Discretionary	14%
Health Care	11%
Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

UltraShort Dow 30 ProFund

Investor Class UWPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Dow 30 ProFund

Service Class UWPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraShort Dow 30 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$254	2.78%

How did the Fund perform last year?

UltraShort Dow 30 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial AverageSM (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 9.95% and a volatility of 17.30%. The index performance was driven by smaller exposure to technology stocks which muted performance compared to the S&P 500®Index.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $539
Dow Jones Industrial Average℠ $31,114
S&P 500® Index $35,989
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Dow Jones Industrial Average℠	S&P 500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$7,891	$10,701	$10,561
Jul17	$5,182	$13,035	$12,256
Jul18	$3,533	$15,479	$14,246
Jul19	$2,935	$16,751	$15,384
Jul20	$1,940	$16,890	$17,223
Jul21	$981	$22,766	$23,500
Jul22	$968	$21,825	$22,410
Jul23	$806	$24,142	$25,327
Jul24	$651	$28,300	$30,936
Jul25	$539	$31,114	$35,989

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-17.22%	-22.60%	-25.33%
Dow Jones Industrial Average℠	9.95%	13.00%	12.02%
S&P 500® Index	16.33%	15.88%	13.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,702,395
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Dow Jones Industrial Average Swap Agreements	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	27%
Information Technology	21%
Industrials	14%
Consumer Discretionary	14%
Health Care	11%
Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

UltraShort Dow 30 ProFund

Service Class UWPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Emerging Markets ProFund

Investor Class UVPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraShort Emerging Markets ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$144	1.78%

How did the Fund perform last year?

UltraShort Emerging Markets ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Emerging 50 ADR Index (USD) (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 24.32% and a volatility of 23.56%. The index performance was driven by rising commodity prices that helped drive emerging markets equity performance.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $556
S&P® Emerging 50 ADR Index (USD) $21,324
S&P Global 1200 Index $28,888
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P® Emerging 50 ADR Index (USD)	S&P Global 1200 Index
Jul15	$10,000	$10,000	$9,999
Jul16	$7,763	$10,306	$10,075
Jul17	$4,322	$13,255	$11,851
Jul18	$3,660	$13,867	$13,297
Jul19	$3,765	$13,140	$13,808
Jul20	$1,972	$15,461	$14,881
Jul21	$1,158	$18,214	$20,007
Jul22	$1,445	$14,012	$18,395
Jul23	$980	$16,219	$20,973
Jul24	$898	$17,152	$24,918
Jul25	$556	$21,324	$28,888

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-38.16%	-22.38%	-25.10%
S&P® Emerging 50 ADR Index (USD)	24.32%	6.64%	7.87%
S&P Global 1200 Index	15.95%	14.19%	11.19%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$840,554
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
S&P Emerging 50 ADR Index (USD) Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	28%
Consumer Discretionary	27%
Financials	20%
Communication Services	8%
Materials	6%
Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P Emerging 50 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort Emerging Markets ProFund

Investor Class UVPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Emerging Markets ProFund

Service Class UVPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraShort Emerging Markets ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$224	2.78%

How did the Fund perform last year?

UltraShort Emerging Markets ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Emerging 50 ADR Index (USD) (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 24.32% and a volatility of 23.56%. The index performance was driven by rising commodity prices that helped drive emerging markets equity performance.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $502
S&P® Emerging 50 ADR Index (USD) $21,324
S&P Global 1200 Index $28,888
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P® Emerging 50 ADR Index (USD)	S&P Global 1200 Index
Jul15	$10,000	$10,000	$9,999
Jul16	$7,683	$10,306	$10,075
Jul17	$4,238	$13,255	$11,851
Jul18	$3,555	$13,867	$13,297
Jul19	$3,620	$13,140	$13,808
Jul20	$1,879	$15,461	$14,881
Jul21	$1,092	$18,214	$20,007
Jul22	$1,349	$14,012	$18,395
Jul23	$906	$16,219	$20,973
Jul24	$822	$17,152	$24,918
Jul25	$502	$21,324	$28,888

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-38.93%	-23.21%	-25.86%
S&P® Emerging 50 ADR Index (USD)	24.32%	6.64%	7.87%
S&P Global 1200 Index	15.95%	14.19%	11.19%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$840,554
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
S&P Emerging 50 ADR Index (USD) Swap Agreements	(201)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	28%
Consumer Discretionary	27%
Financials	20%
Communication Services	8%
Materials	6%
Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P Emerging 50 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort Emerging Markets ProFund

Service Class UVPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort International ProFund

Investor Class UXPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraShort International ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$161	1.78%

How did the Fund perform last year?

UltraShort International ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract. For the same period, the Index had a total return of 12.77% and a volatility of 16.65%. The index performance was driven by optimism around European expansionary fiscal policy.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $1,670
MSCI EAFE Index $18,148
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	MSCI EAFE Index
Jul15	$10,000	$10,000
Jul16	$10,088	$9,247
Jul17	$6,920	$10,890
Jul18	$6,007	$11,587
Jul19	$6,305	$11,286
Jul20	$4,939	$11,097
Jul21	$2,627	$14,460
Jul22	$3,113	$12,390
Jul23	$2,317	$14,471
Jul24	$2,057	$16,093
Jul25	$1,670	$18,148

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-18.80%	-19.49%	-16.39%
MSCI EAFE Index	12.77%	10.34%	6.14%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$2,035,442
Number of Holdings*	6
Net Investment Advisory Fees	$2,729
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	25%
Industrials	19%
Health Care	11%
Consumer Discretionary	10%
Information Technology	8%
Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in ProFunds.

UltraShort International ProFund

Investor Class UXPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort International ProFund

Service Class UXPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraShort International ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$251	2.77%

How did the Fund perform last year?

UltraShort International ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract. For the same period, the Index had a total return of 12.77% and a volatility of 16.65%. The index performance was driven by optimism around European expansionary fiscal policy.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $1,510
MSCI EAFE Index $18,148
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	MSCI EAFE Index
Jul15	$10,000	$10,000
Jul16	$9,985	$9,247
Jul17	$6,782	$10,890
Jul18	$5,834	$11,587
Jul19	$6,061	$11,286
Jul20	$4,699	$11,097
Jul21	$2,475	$14,460
Jul22	$2,904	$12,390
Jul23	$2,140	$14,471
Jul24	$1,878	$16,093
Jul25	$1,510	$18,148

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-19.61%	-20.31%	-17.22%
MSCI EAFE Index	12.77%	10.34%	6.14%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$2,035,442
Number of Holdings*	6
Net Investment Advisory Fees	$2,729
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
MSCI EAFE Index Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	25%
Industrials	19%
Health Care	11%
Consumer Discretionary	10%
Information Technology	8%
Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in ProFunds.

UltraShort International ProFund

Service Class UXPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Japan ProFund

Investor Class UKPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraShort Japan ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$160	1.78%

How did the Fund perform last year?

UltraShort Japan ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index. For the same period, the Index had a total return of 7.00%, as measured in unhedged U.S. Dollar terms, or 7.09% in local (Japanese yen) terms and a volatility of 29.96%. The index performance was driven by a stable yen that preserved modest underlying positive performance.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $624
Nikkei 225 Stock Average-USD $19,953
Nikkei 225 Stock Average - JPY $24,252
S&P Global 1200 Index $28,888
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Nikkei 225 Stock Average-USD	Nikkei 225 Stock Average - JPY	S&P Global 1200 Index
Jul15	$10,000	$10,000	$10,000	$9,999
Jul16	$12,107	$9,936	$8,202	$10,075
Jul17	$7,564	$11,287	$10,052	$11,851
Jul18	$5,250	$12,861	$11,597	$13,297
Jul19	$5,183	$12,907	$11,305	$13,808
Jul20	$3,562	$13,643	$11,647	$14,881
Jul21	$2,008	$16,797	$14,875	$20,007
Jul22	$1,631	$14,375	$15,457	$18,395
Jul23	$1,085	$16,454	$18,862	$20,973
Jul24	$777	$18,647	$22,645	$24,918
Jul25	$624	$19,953	$24,252	$28,888

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-19.74%	-29.43%	-24.23%
Nikkei 225 Stock Average-USD	7.00%	7.90%	7.15%
Nikkei 225 Stock Average - JPY	7.09%	15.80%	9.26%
S&P Global 1200 Index	15.95%	14.19%	11.19%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,472,531
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Nikkei 225 Stock Average Swap Agreements	(34)%
Nikkei 225 Index Futures Contracts	(166)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	25%
Consumer Discretionary	20%
Industrials	19%
Communication Services	12%
Health Care	9%
Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Nikkei 225 Stock Index" is a registered trademark of The Nikkei 225 Stock Average and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nikkei 225 Stock Average and The Nikkei 225 Stock Average makes no representation regarding the advisability of investing in ProFunds.

UltraShort Japan ProFund

Investor Class UKPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Japan ProFund

Service Class UKPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraShort Japan ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$251	2.75%

How did the Fund perform last year?

UltraShort Japan ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nikkei 225 Stock Average (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the U.S.-traded U.S. dollar-denominated futures contract on the Index. For the same period, the Index had a total return of 7.00%, as measured in unhedged U.S. Dollar terms, or 7.09% in local (Japanese yen) terms and a volatility of 29.96%. The index performance was driven by a stable yen that preserved modest underlying positive performance.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $589
Nikkei 225 Stock Average-USD $19,953
Nikkei 225 Stock Average - JPY $24,252
S&P Global 1200 Index $28,888
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Nikkei 225 Stock Average-USD	Nikkei 225 Stock Average - JPY	S&P Global 1200 Index
Jul15	$10,000	$10,000	$10,000	$9,999
Jul16	$11,992	$9,936	$8,202	$10,075
Jul17	$7,415	$11,287	$10,052	$11,851
Jul18	$5,093	$12,861	$11,597	$13,297
Jul19	$4,978	$12,907	$11,305	$13,808
Jul20	$3,392	$13,643	$11,647	$14,881
Jul21	$1,892	$16,797	$14,875	$20,007
Jul22	$1,519	$14,375	$15,457	$18,395
Jul23	$998	$16,454	$18,862	$20,973
Jul24	$708	$18,647	$22,645	$24,918
Jul25	$589	$19,953	$24,252	$28,888

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-16.69%	-29.53%	-24.66%
Nikkei 225 Stock Average-USD	7.00%	7.90%	7.15%
Nikkei 225 Stock Average - JPY	7.09%	15.80%	9.26%
S&P Global 1200 Index	15.95%	14.19%	11.19%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,472,531
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Nikkei 225 Stock Average Swap Agreements	(34)%
Nikkei 225 Index Futures Contracts	(166)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	25%
Consumer Discretionary	20%
Industrials	19%
Communication Services	12%
Health Care	9%
Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Nikkei 225 Stock Index" is a registered trademark of The Nikkei 225 Stock Average and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nikkei 225 Stock Average and The Nikkei 225 Stock Average makes no representation regarding the advisability of investing in ProFunds.

UltraShort Japan ProFund

Service Class UKPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Latin America ProFund

Investor Class UFPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraShort Latin America ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$158	1.78%

How did the Fund perform last year?

UltraShort Latin America ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Latin America 35 ADR Index (USD) (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 12.16% and a volatility of 21.12%. The index performance was driven by decent economic growth and falling inflation.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $402
S&P Latin America 35 ADR Index $16,378
S&P Global 1200 Index $28,888
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Latin America 35 ADR Index	S&P Global 1200 Index
Jul15	$10,000	$10,000	$9,999
Jul16	$6,537	$10,352	$10,075
Jul17	$3,533	$12,643	$11,851
Jul18	$3,089	$12,745	$13,297
Jul19	$2,445	$13,240	$13,808
Jul20	$2,450	$9,008	$14,881
Jul21	$909	$12,777	$20,007
Jul22	$813	$12,112	$18,395
Jul23	$441	$15,590	$20,973
Jul24	$514	$14,602	$24,918
Jul25	$402	$16,378	$28,888

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-21.93%	-30.35%	-27.49%
S&P Latin America 35 ADR Index	12.16%	12.70%	5.06%
S&P Global 1200 Index	15.95%	14.19%	11.19%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,153,861
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
S&P Latin America 35 ADR Index (USD) Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Materials	22%
Financials	22%
Energy	20%
Industrials	11%
Consumer Staples	10%
Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P Latin America 35 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort Latin America ProFund

Investor Class UFPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Latin America ProFund

Service Class UFPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraShort Latin America ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$247	2.78%

How did the Fund perform last year?

UltraShort Latin America ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Latin America 35 ADR Index (USD) (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 12.16% and a volatility of 21.12%. The index performance was driven by decent economic growth and falling inflation.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $365
S&P Latin America 35 ADR Index $16,378
S&P Global 1200 Index $28,888
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Latin America 35 ADR Index	S&P Global 1200 Index
Jul15	$10,000	$10,000	$9,999
Jul16	$6,475	$10,352	$10,075
Jul17	$3,463	$12,643	$11,851
Jul18	$2,995	$12,745	$13,297
Jul19	$2,346	$13,240	$13,808
Jul20	$2,326	$9,008	$14,881
Jul21	$855	$12,777	$20,007
Jul22	$757	$12,112	$18,395
Jul23	$407	$15,590	$20,973
Jul24	$470	$14,602	$24,918
Jul25	$365	$16,378	$28,888

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-22.31%	-30.94%	-28.18%
S&P Latin America 35 ADR Index	12.16%	12.70%	5.06%
S&P Global 1200 Index	15.95%	14.19%	11.19%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,153,861
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
S&P Latin America 35 ADR Index (USD) Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Materials	22%
Financials	22%
Energy	20%
Industrials	11%
Consumer Staples	10%
Holdings

The UltraShort Latin America ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®" and "S&P Latin America 35 ADR Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort Latin America ProFund

Service Class UFPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Mid-Cap ProFund

Investor Class UIPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraShort Mid-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.78%

How did the Fund perform last year?

UltraShort Mid-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 3.27% and a volatility of 21.61%. The index performance was driven by mid caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $648
S&P MidCap 400® Index $24,589
S&P Composite 1500® Index $34,764
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P MidCap 400® Index	S&P Composite 1500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$8,000	$10,553	$10,560
Jul17	$5,846	$12,104	$12,250
Jul18	$4,364	$13,858	$14,250
Jul19	$4,173	$13,968	$15,254
Jul20	$2,784	$13,473	$16,840
Jul21	$1,134	$19,804	$23,159
Jul22	$1,083	$18,675	$22,061
Jul23	$859	$20,631	$24,859
Jul24	$689	$23,809	$30,222
Jul25	$648	$24,589	$34,764

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-5.98%	-25.29%	-23.94%
S&P MidCap 400® Index	3.27%	12.79%	9.41%
S&P Composite 1500® Index	15.03%	15.60%	13.27%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$492,105
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
S&P MidCap 400 Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Industrials	24%
Financials	18%
Consumer Discretionary	13%
Information Technology	12%
Health Care	8%
Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort Mid-Cap ProFund

Investor Class UIPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Mid-Cap ProFund

Service Class UIPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraShort Mid-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$269	2.78%

How did the Fund perform last year?

UltraShort Mid-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 3.27% and a volatility of 21.61%. The index performance was driven by mid caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $589
S&P MidCap 400® Index $24,589
S&P Composite 1500® Index $34,764
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P MidCap 400® Index	S&P Composite 1500® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$7,896	$10,553	$10,560
Jul17	$5,726	$12,104	$12,250
Jul18	$4,238	$13,858	$14,250
Jul19	$4,009	$13,968	$15,254
Jul20	$2,649	$13,473	$16,840
Jul21	$1,070	$19,804	$23,159
Jul22	$1,014	$18,675	$22,061
Jul23	$794	$20,631	$24,859
Jul24	$631	$23,809	$30,222
Jul25	$589	$24,589	$34,764

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-6.43%	-25.97%	-24.66%
S&P MidCap 400® Index	3.27%	12.79%	9.41%
S&P Composite 1500® Index	15.03%	15.60%	13.27%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$492,105
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
S&P MidCap 400 Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Industrials	24%
Financials	18%
Consumer Discretionary	13%
Information Technology	12%
Health Care	8%
Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's®", "S&P®", and "S&P MidCap 400 Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

UltraShort Mid-Cap ProFund

Service Class UIPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Nasdaq-100 ProFund

Investor Class USPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraShort Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$150	1.83%

How did the Fund perform last year?

UltraShort Nasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 20.83% and a volatility of 24.66%. The index performance was driven by strength in technology stocks and the rising demand of AI.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $100
Nasdaq-100® Index $55,719
Nasdaq Composite Index $45,228
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Nasdaq-100® Index	Nasdaq Composite Index
Jul15	$10,000	$10,000	$10,000
Jul16	$8,063	$10,441	$10,192
Jul17	$4,924	$13,137	$12,680
Jul18	$3,018	$16,329	$15,486
Jul19	$2,341	$17,919	$16,685
Jul20	$824	$25,153	$22,156
Jul21	$364	$34,758	$30,471
Jul22	$366	$30,309	$25,914
Jul23	$224	$37,211	$30,272
Jul24	$155	$46,115	$37,423
Jul25	$100	$55,719	$45,228

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-35.59%	-34.46%	-36.93%
Nasdaq-100® Index	20.83%	17.24%	18.74%
Nasdaq Composite Index	20.85%	15.34%	16.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$20,195,601
Number of Holdings*	6
Net Investment Advisory Fees	$105,822
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Nasdaq-100 Index Swap Agreements	(191)%
E-mini Nasdaq-100 Index Futures Contracts	(9)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	54%
Communication Services	15%
Consumer Discretionary	13%
Consumer Staples	5%
Industrials	5%
Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

UltraShort Nasdaq-100 ProFund

Investor Class USPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Nasdaq-100 ProFund

Service Class USPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraShort Nasdaq-100 ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$232	2.83%

How did the Fund perform last year?

UltraShort Nasdaq-100 ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 20.83% and a volatility of 24.66%. The index performance was driven by strength in technology stocks and the rising demand of AI.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $90
Nasdaq-100® Index $55,719
Nasdaq Composite Index $45,228
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Nasdaq-100® Index	Nasdaq Composite Index
Jul15	$10,000	$10,000	$10,000
Jul16	$7,976	$10,441	$10,192
Jul17	$4,828	$13,137	$12,680
Jul18	$2,933	$16,329	$15,486
Jul19	$2,255	$17,919	$16,685
Jul20	$787	$25,153	$22,156
Jul21	$343	$34,758	$30,471
Jul22	$342	$30,309	$25,914
Jul23	$208	$37,211	$30,272
Jul24	$142	$46,115	$37,423
Jul25	$90	$55,719	$45,228

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-36.37%	-35.16%	-37.55%
Nasdaq-100® Index	20.83%	17.24%	18.74%
Nasdaq Composite Index	20.85%	15.34%	16.29%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$20,195,601
Number of Holdings*	6
Net Investment Advisory Fees	$105,822
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Nasdaq-100 Index Swap Agreements	(191)%
E-mini Nasdaq-100 Index Futures Contracts	(9)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	54%
Communication Services	15%
Consumer Discretionary	13%
Consumer Staples	5%
Industrials	5%
Holdings

The UltraShort Nasdaq-100 ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

UltraShort Nasdaq-100 ProFund

Service Class USPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Small-Cap ProFund

Investor Class UCPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraShort Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$174	1.78%

How did the Fund perform last year?

UltraShort Small-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse  (-2x) of the daily performance of the Russell 2000® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of -0.55% and a volatility of 24.19%. The index performance was driven by small caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $629
Russell 2000® Index $20,481
Russell 3000® Index $33,998
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Russell 2000® Index	Russell 3000® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$8,651	$10,000	$10,444
Jul17	$5,729	$11,845	$12,130
Jul18	$3,897	$14,064	$14,118
Jul19	$4,022	$13,443	$15,113
Jul20	$2,637	$12,826	$16,765
Jul21	$953	$19,491	$23,258
Jul22	$1,056	$16,706	$21,548
Jul23	$852	$18,027	$24,273
Jul24	$662	$20,596	$29,389
Jul25	$629	$20,481	$33,998

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-4.97%	-24.93%	-24.17%
Russell 2000® Index	-0.55%	9.81%	7.43%
Russell 3000® Index	15.68%	15.19%	13.02%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$4,847,098
Number of Holdings*	6
Net Investment Advisory Fees	$1,276
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Russell 2000 Index Swap Agreements	(194)%
CME E-mini Russell 2000 Index Futures Contracts	(7)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	18%
Health Care	15%
Information Technology	15%
Consumer Discretionary	10%
Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

UltraShort Small-Cap ProFund

Investor Class UCPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraShort Small-Cap ProFund

Service Class UCPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraShort Small-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$270	2.78%

How did the Fund perform last year?

UltraShort Small-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse  (-2x) of the daily performance of the Russell 2000® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of -0.55% and a volatility of 24.19%. The index performance was driven by small caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $567
Russell 2000® Index $20,481
Russell 3000® Index $33,998
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Russell 2000® Index	Russell 3000® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$8,555	$10,000	$10,444
Jul17	$5,607	$11,845	$12,130
Jul18	$3,779	$14,064	$14,118
Jul19	$3,860	$13,443	$15,113
Jul20	$2,507	$12,826	$16,765
Jul21	$898	$19,491	$23,258
Jul22	$984	$16,706	$21,548
Jul23	$784	$18,027	$24,273
Jul24	$603	$20,596	$29,389
Jul25	$567	$20,481	$33,998

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-5.80%	-25.71%	-24.94%
Russell 2000® Index	-0.55%	9.81%	7.43%
Russell 3000® Index	15.68%	15.19%	13.02%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$4,847,098
Number of Holdings*	6
Net Investment Advisory Fees	$1,276
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Russell 2000 Index Swap Agreements	(194)%
CME E-mini Russell 2000 Index Futures Contracts	(7)%
Total	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	18%
Health Care	15%
Information Technology	15%
Consumer Discretionary	10%
Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

UltraShort Small-Cap ProFund

Service Class UCPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraSmall-Cap ProFund

Investor Class UAPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraSmall-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$156	1.67%

How did the Fund perform last year?

UltraSmall-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Russell 2000® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of -0.55% and a volatility of 24.19%. The index performance was driven by small caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $15,246
Russell 2000® Index $20,481
Russell 3000® Index $33,998
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Russell 2000® Index	Russell 3000® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$9,408	$10,000	$10,444
Jul17	$12,581	$11,845	$12,130
Jul18	$16,679	$14,064	$14,118
Jul19	$14,070	$13,443	$15,113
Jul20	$10,151	$12,826	$16,765
Jul21	$21,745	$19,491	$23,258
Jul22	$14,590	$16,706	$21,548
Jul23	$15,112	$18,027	$24,273
Jul24	$17,597	$20,596	$29,389
Jul25	$15,246	$20,481	$33,998

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-13.36%	8.47%	4.31%
Russell 2000® Index	-0.55%	9.81%	7.43%
Russell 3000® Index	15.68%	15.19%	13.02%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$40,269,429
Number of Holdings*	1,984
Net Investment Advisory Fees	$369,499
Portfolio Turnover	69%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	71%
iShares Russell 2000 ETF Swap Agreements	32%
Russell 2000 Index Swap Agreeements	85%
CME E-mini Russell 2000 Index Futures Contracts	11%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	18%
Health Care	15%
Information Technology	15%
Consumer Discretionary	10%
Largest Equity Holdings
Holding	% of Net Assets
Credo Technology Group Holding, Ltd.	0.5%
Hims & Hers Health, Inc.	0.4%
Fabrinet	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Fluor Corp.	0.3%

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

UltraSmall-Cap ProFund

Investor Class UAPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

UltraSmall-Cap ProFund

Service Class UAPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the UltraSmall-Cap ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$247	2.66%

How did the Fund perform last year?

UltraSmall-Cap ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Russell 2000® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of -0.55% and a volatility of 24.19%. The index performance was driven by small caps lagging during a period of mega cap outperformance.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $13,784
Russell 2000® Index $20,481
Russell 3000® Index $33,998
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	Russell 2000® Index	Russell 3000® Index
Jul15	$10,000	$10,000	$10,000
Jul16	$9,307	$10,000	$10,444
Jul17	$12,325	$11,845	$12,130
Jul18	$16,163	$14,064	$14,118
Jul19	$13,501	$13,443	$15,113
Jul20	$9,644	$12,826	$16,765
Jul21	$20,452	$19,491	$23,258
Jul22	$13,589	$16,706	$21,548
Jul23	$13,933	$18,027	$24,273
Jul24	$16,063	$20,596	$29,389
Jul25	$13,784	$20,481	$33,998

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-14.18%	7.41%	3.26%
Russell 2000® Index	-0.55%	9.81%	7.43%
Russell 3000® Index	15.68%	15.19%	13.02%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$40,269,429
Number of Holdings*	1,984
Net Investment Advisory Fees	$369,499
Portfolio Turnover	69%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	71%
iShares Russell 2000 ETF Swap Agreements	32%
Russell 2000 Index Swap Agreeements	85%
CME E-mini Russell 2000 Index Futures Contracts	11%
Total	199%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	18%
Health Care	15%
Information Technology	15%
Consumer Discretionary	10%
Largest Equity Holdings
Holding	% of Net Assets
Credo Technology Group Holding, Ltd.	0.5%
Hims & Hers Health, Inc.	0.4%
Fabrinet	0.3%
Kratos Defense & Security Solutions, Inc.	0.3%
Fluor Corp.	0.3%

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

UltraSmall-Cap ProFund

Service Class UAPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

U.S. Government Plus ProFund

Investor Class GVPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the U.S. Government Plus ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$162	1.70%

How did the Fund perform last year?

U.S. Government Plus ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) of the daily performance of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30 Year Total Return Index, had a total return of -4.72% and a volatility of 13.69%. The index performance was driven by rising longer-term interest rates.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $6,728
S&P U.S. Treasury Bond Current 30-Year Total Return Index $8,763
Bloomberg U.S. Aggregate Bond Index $11,790
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P U.S. Treasury Bond Current 30-Year Total Return Index	Bloomberg U.S. Aggregate Bond Index
Jul15	$10,000	$10,000	$10,000
Jul16	$12,222	$11,878	$10,594
Jul17	$10,288	$10,440	$10,539
Jul18	$9,983	$10,339	$10,455
Jul19	$11,634	$11,865	$11,299
Jul20	$16,692	$16,231	$12,443
Jul21	$13,442	$13,818	$12,356
Jul22	$9,845	$10,943	$11,229
Jul23	$7,849	$9,374	$10,851
Jul24	$7,397	$9,197	$11,405
Jul25	$6,728	$8,763	$11,790

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-9.05%	-16.62%	-3.89%
S&P U.S. Treasury Bond Current 30-Year Total Return Index	-4.72%	-11.60%	-1.31%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$3,943,009
Number of Holdings*	6
Net Investment Advisory Fees	$25,162
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 4.75%, due 5/15/55 Swap Agreements	125%
Total	125%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S. Government Plus ProFund

Investor Class GVPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

U.S. Government Plus ProFund

Service Class GVPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the U.S. Government Plus ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$257	2.70%

How did the Fund perform last year?

U.S. Government Plus ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) of the daily performance of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30 Year Total Return Index, had a total return of -4.72% and a volatility of 13.69%. The index performance was driven by rising longer-term interest rates.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $6,089
S&P U.S. Treasury Bond Current 30-Year Total Return Index $8,763
Bloomberg U.S. Aggregate Bond Index $11,790
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P U.S. Treasury Bond Current 30-Year Total Return Index	Bloomberg U.S. Aggregate Bond Index
Jul15	$10,000	$10,000	$10,000
Jul16	$12,102	$11,878	$10,594
Jul17	$10,083	$10,440	$10,539
Jul18	$9,683	$10,339	$10,455
Jul19	$11,166	$11,865	$11,299
Jul20	$15,868	$16,231	$12,443
Jul21	$12,649	$13,818	$12,356
Jul22	$9,171	$10,943	$11,229
Jul23	$7,233	$9,374	$10,851
Jul24	$6,758	$9,197	$11,405
Jul25	$6,089	$8,763	$11,790

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-9.90%	-17.43%	-4.84%
S&P U.S. Treasury Bond Current 30-Year Total Return Index	-4.72%	-11.60%	-1.31%
Bloomberg U.S. Aggregate Bond Index	3.38%	-1.07%	1.66%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$3,943,009
Number of Holdings*	6
Net Investment Advisory Fees	$25,162
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
30-Year U.S. Treasury Bond, 4.75%, due 5/15/55 Swap Agreements	125%
Total	125%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S. Government Plus ProFund

Service Class GVPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Utilities UltraSector ProFund

Investor Class UTPIX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Utilities UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$194	1.71%

How did the Fund perform last year?

Utilities UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Utilities Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 21.26% and a volatility of 17.18%. The index performance was driven by rotation into traditionally defensive sectors and increased energy consumption demands from emerging technologies.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $28,018
S&P Utilities Select Sector Index $27,236
S&P Total Market Index $33,824
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Utilities Select Sector Index	S&P Total Market Index
Jul15	$10,000	$10,000	$10,000
Jul16	$13,341	$12,310	$10,442
Jul17	$14,184	$13,012	$12,128
Jul18	$14,483	$13,380	$14,121
Jul19	$17,278	$15,592	$15,096
Jul20	$16,717	$16,501	$16,726
Jul21	$19,199	$18,486	$23,237
Jul22	$22,988	$21,366	$21,429
Jul23	$19,711	$19,989	$24,133
Jul24	$22,088	$22,460	$29,227
Jul25	$28,018	$27,236	$33,824

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	26.85%	10.88%	10.85%
S&P Utilities Select Sector Index	21.26%	10.54%	10.54%
S&P Total Market Index	15.73%	15.12%	12.96%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$15,574,286
Number of Holdings*	37
Net Investment Advisory Fees	$145,039
Portfolio Turnover	278%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	75%
S&P Utilities Select Sector Index Swap Agreements	74%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Electric Utilities	64%
Multi-Utilities	26%
Independent Power and Renewable Electricity Producers	6%
Water Utilities	2%
Gas Utilities	2%
Largest Equity Holdings
Holding	% of Net Assets
NextEra Energy, Inc.	8.4%
Constellation Energy Corp.	6.2%
The Southern Co.	5.9%
Duke Energy Corp.	5.4%
Vistra Corp.	4.1%

"Standard & Poor's®", "S&P®" and "S&P Utilities Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Utilities UltraSector ProFund

Investor Class UTPIX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

Utilities UltraSector ProFund

Service Class UTPSX

Annual Shareholder Report — July 31, 2025

Fund Overview

This Annual shareholder report contains important information about the Utilities UltraSector ProFund (the "Fund") for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.profunds.com/shareholder-reports. You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$306	2.71%

How did the Fund perform last year?

Utilities UltraSector ProFund (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one and one-half times (1.5x) of the daily performance of the S&P Utilities Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.

For the year ended July 31, 2025, the Fund had an average daily statistical correlation of over 0.99 to one and one-half times the daily performance of the Index. For the same period, the Index had a total return of 21.26% and a volatility of 17.18%. The index performance was driven by rotation into traditionally defensive sectors and increased energy consumption demands from emerging technologies.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: August 1, 2015 through July 31, 2025

Fund $25,409
S&P Utilities Select Sector Index $27,236
S&P Total Market Index $33,824
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Jul15
Jul16
Jul17
Jul18
Jul19
Jul20
Jul21
Jul22
Jul23
Jul24
Jul25

	Fund	S&P Utilities Select Sector Index	S&P Total Market Index
Jul15	$10,000	$10,000	$10,000
Jul16	$13,209	$12,310	$10,442
Jul17	$13,901	$13,012	$12,128
Jul18	$14,052	$13,380	$14,121
Jul19	$16,609	$15,592	$15,096
Jul20	$15,930	$16,501	$16,726
Jul21	$18,123	$18,486	$23,237
Jul22	$21,483	$21,366	$21,429
Jul23	$18,236	$19,989	$24,133
Jul24	$20,238	$22,460	$29,227
Jul25	$25,409	$27,236	$33,824

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	25.55%	9.79%	9.77%
S&P Utilities Select Sector Index	21.26%	10.54%	10.54%
S&P Total Market Index	15.73%	15.12%	12.96%

Performance data quoted represents past performance and does not guarantee future results. Updated performance information is available on our website at www.profunds.com/fund_performance.com. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$15,574,286
Number of Holdings*	37
Net Investment Advisory Fees	$145,039
Portfolio Turnover	278%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	75%
S&P Utilities Select Sector Index Swap Agreements	74%
Total	149%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Electric Utilities	64%
Multi-Utilities	26%
Independent Power and Renewable Electricity Producers	6%
Water Utilities	2%
Gas Utilities	2%
Largest Equity Holdings
Holding	% of Net Assets
NextEra Energy, Inc.	8.4%
Constellation Energy Corp.	6.2%
The Southern Co.	5.9%
Duke Energy Corp.	5.4%
Vistra Corp.	4.1%

"Standard & Poor's®", "S&P®" and "S&P Utilities Select Sector Index" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

Utilities UltraSector ProFund

Service Class UTPSX

Annual Shareholder Report — July 31, 2025

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/shareholder-reports, or upon request, by calling 888-776-3637.

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 19(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Michael C. Wachs and William D. Fertig, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

2025 $870,975

2024 $857,800

The fees relate to the audit of the registrant’s annual financial statements and the review of the annual post-effective registration statements paid to KPMG LLP.

(b)	Audit-Related Fees:

2025 $0

2024 $0

(c)	Tax Fees:

2025 $375,953

2024 $358,050

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations paid to KPMG LLP.

(d)	All Other Fees:

2025 $0

2024 $0

(e)(1)	The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)	No Services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable as less than 50%.

(g)	2025 $375,953

2024 $358,050

These aggregate fees were billed in the Reporting Periods for non-audit services by the principal accountant to the Registrant and Fund Management.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial
Statements and
Other Information

July 31, 2025

Investor
Bitcoin ProFund	BTCFX
Ether ProFund	ETHFX
Short Bitcoin ProFund	BITIX

Consolidated Schedules of Portfolio Investments
2	Bitcoin ProFund
3	Ether ProFund
4	Short Bitcoin ProFund
5	Consolidated Statements of Assets and Liabilities
7	Consolidated Statements of Operations
9	Consolidated Statements of Changes in Net Assets
13	Consolidated Statements of Cash Flows
15	Consolidated Financial Highlights
19	Notes to Consolidated Financial Statements
35	Report of Independent Registered Public Accounting Firm
37	Form N-CSR – Items 8-11 (unaudited)

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Consolidated Schedules of Portfolio Investments

2 :: Bitcoin ProFund :: Consolidated Schedule of Portfolio Investments :: July 31, 2025

U.S. Treasury Obligations (60.7%)

	Principal Amount	Value
U.S. Treasury Bills, 3.97%(a), 8/14/25(b)	$380,000,000	$379,413,204
TOTAL U.S. TREASURY OBLIGATIONS (Cost $379,423,666)		379,413,204

Repurchase Agreements (6.5%)

Repurchase Agreements with UMB Bank, N.A.,4.30%, dated 7/31/25, due 8/1/25, total to be received $40,726,169 (Collateralized by U.S. Treasury Notes, 4.00%, due 2/29/28, total value $41,535,755)	40,721,305	40,721,305
TOTAL REPURCHASE AGREEMENTS (Cost $40,721,305)		40,721,305
TOTAL INVESTMENT SECURITIES (Cost $420,144,971)—67.2%		420,134,509
Reverse Repurchase Agreements including accrued interest—(47.9%)		(299,575,692)
Net other assets (liabilities)—80.7%		504,590,031
NET ASSETS—100.0%		$625,148,848

(a)  Reflects the effective yield or interest rate in effect at July 31, 2025.

(b)  $299,538,000 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Bitcoin Futures Contracts	1,065	9/2/25	$625,341,375	$(9,677,400)

See accompanying notes to the consolidated financial statements.

July 31, 2025 :: Consolidated Schedule of Portfolio Investments :: Ether ProFund :: 3

U.S. Treasury Obligations (53.2%)

	Principal Amount	Value
U.S. Treasury Bills, 3.97%(a), 8/14/25(b)	$1,750,000	$1,747,308
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,747,344)		1,747,308

Repurchase Agreements (9.6%)

Repurchase Agreements with UMB Bank, N.A.,4.30%, dated 7/31/25, due 8/1/25, total to be received $316,980 (Collateralized by U.S. Treasury Notes, 4.25%, due 1/31/26, total value $323,323)	316,942	316,942
TOTAL REPURCHASE AGREEMENTS (Cost $316,942)		316,942
TOTAL INVESTMENT SECURITIES (Cost $2,064,286)—62.8%		2,064,250
Reverse Repurchase Agreements including accrued interest—(53.2%)		(1,747,525)
Net other assets (liabilities)—90.4%		2,970,697
NET ASSETS—100.0%		$3,287,422

(a)  Reflects the effective yield or interest rate in effect at July 31, 2025.

(b)  $1,747,305 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Ether Futures Contracts	16	9/2/25	$3,006,401	$(20,845)
CME Micro Ether Futures Contracts	613	9/2/25	230,365	392
			$3,236,766	$(20,453)

See accompanying notes to the consolidated financial statements.

4 :: Short Bitcoin ProFund :: Consolidated Schedule of Portfolio Investments :: July 31, 2025

U.S. Treasury Obligations (59.4%)

	Principal Amount	Value
U.S. Treasury Bills, 3.97%(a), 8/14/25(b)	$700,000	$698,923
TOTAL U.S. TREASURY OBLIGATIONS (Cost $698,938)		698,923

Repurchase Agreements (9.3%)

Repurchase Agreements with UMB Bank, N.A.,4.30%, dated 7/31/25, due 8/1/25, total to be received $109,684 (Collateralized by U.S. Treasury Notes, 4.25%, due 1/31/26, total value $111,939)	109,671	109,671
TOTAL REPURCHASE AGREEMENTS (Cost $109,671)		109,671
TOTAL INVESTMENT SECURITIES (Cost $808,609)—68.7%		808,594
Reverse Repurchase Agreements including accrued interest—(59.4%)		(699,010)
Net other assets (liabilities)—90.7%		1,066,952
NET ASSETS—100.0%		$1,176,536

(a)  Reflects the effective yield or interest rate in effect at July 31, 2025.

(b)  $698,922 of this security has been pledged as collateral for reverse repurchase agreements.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME Micro Bitcoin Futures Contracts	100	9/2/25	$(1,174,350)	$26,596

See accompanying notes to the consolidated financial statements.

Consolidated Statements of
Assets and Liabilities

6 :: Consolidated Statements of Assets and Liabilities :: July 31, 2025

	Bitcoin ProFund	Ether ProFund	Short Bitcoin ProFund
ASSETS:
Total Investment Securities, at cost	$420,144,971	$2,064,286	$808,609

Securities, at value	379,413,204	1,747,308	698,923
Repurchase agreements, at value	40,721,305	316,942	109,671
Total Investment Securities, at value	420,134,509	2,064,250	808,594
Cash	338,694,985	1,728,605	744,381
Segregated cash balances for futures
contracts with brokers	167,616,969	1,115,133	310,530
Interest receivable	434,240	1,958	924
Receivable for capital shares issued	1,544,800	454,893	250
Due from Advisor under an expense
limitation agreement	—	4,915	4,217
Variation margin on futures contracts	—	—	1,850
Prepaid expenses	43,953	6,432	10,716
TOTAL ASSETS	928,469,456	5,376,186	1,881,462
LIABILITIES:
Reverse repurchase agreements, including accrued interest	299,575,692	1,747,525	699,010
Payable to broker for futures transactions	93,393	456	214
Payable for capital shares redeemed	1,772,464	312,503	141
Variation margin on futures contracts	985,125	20,656	—
Advisory fees payable	413,001	—	—
Management services fees payable	137,666	—	—
Administration and fund accounting
fees payable	68,330	648	567
Transfer agent fees payable	28,426	168	92
Trustee fees payable	39	—	—
Compliance services fees payable	662	2	1
Service fees payable	1,149	4	2
Other accrued expenses	244,661	6,802	4,899
TOTAL LIABILITIES	303,320,608	2,088,764	704,926
Commitments and contingencies (Note 4)
NET ASSETS	$625,148,848	$3,287,422	$1,176,536
NET ASSETS CONSIST OF:
Capital	$461,111,431	$2,614,854	$1,555,085
Total distributable earnings (loss)	164,037,417	672,568	(378,549)
NET ASSETS	$625,148,848	$3,287,422	$1,176,536
NET ASSETS:
Investor Class	$625,148,848	$3,287,422	$1,176,536
SHARES OF BENEFICAL INTEREST OUTSTANDING (Unlimited number of shares authorized, no par value):
Investor Class	19,647,536	92,710	56,058
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$31.82	$35.46	$20.99

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of
Operations

8 :: Consolidated Statements of Operations :: For the Periods Indicated

	Bitcoin ProFund	Ether ProFund	Short Bitcoin ProFund
	Year Ended July 31, 2025	February 25, 2025 through July 31, 2025(a)	Year Ended July 31, 2025
INVESTMENT INCOME:
Interest	$15,425,857	$12,221	$31,377
TOTAL INVESTMENT INCOME	15,425,857	12,221	31,377
EXPENSES:
Advisory fees	1,861,651	2,673	3,733
Management services fees	620,552	535	1,244
Administration and fund accounting fees	594,121	2,595	8,877
Transfer agency fees	136,071	354	568
Administrative services fees	797,161	3	1,167
Registration and filing fees	77,220	1,651	19,503
Custody fees	89,521	32	2,455
Trustee fees	4,850	2	10
Compliance service fees	3,866	4	10
Legal fees	15,920	3,506	2,918
Licensing fees	—	—	6,755
Service fees	12,834	10	26
Interest expense	320,050	513	470
Futures commission merchant (FCM) fees	—	—	56
Other fees	323,634	2,445	1,366
Recoupment of prior expenses reduced by Advisor	105,000	—	–
Total Gross Expenses before reductions	4,962,451	14,323	49,158
Expenses reduced and reimbursed by the Advisor	(64,419)	(8,820)	(39,507)
Fees paid indirectly	(27,286)	—	—
TOTAL NET EXPENSES	4,870,746	5,503	9,651
NET INVESTMENT INCOME (LOSS)	10,555,111	6,718	21,726
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(2,107)	(7)	(16)
Net realized gains (losses) on futures contracts	197,114,192	696,089	(552,957)
Change in net unrealized appreciation/depreciation on investment securities	(10,018)	(36)	(15)
Change in net unrealized appreciation/depreciation on futures contracts	(2,158,143)	(20,453)	26,886
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	194,943,924	675,593	(526,102)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$205,499,035	$682,311	$(504,376)

(a)  Period from commencement of operations.

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to the consolidated financial statements.

Consolidated Statements of
Changes in Net Assets

10 :: Consolidated Statements of Changes in Net Assets :: For the Periods Indicated

	Bitcoin ProFund		Ether ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	February 25, 2025 through July 31, 2025(a)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$10,555,111	$4,466,540	$6,718
Net realized gains (losses) on investments	197,112,085	74,123,799	696,082
Change in unrealized appreciation/depreciation on investments	(2,168,161)	(6,077,967)	(20,489)
Change in net assets resulting from operations	205,499,035	72,512,372	682,311
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(105,649,638)	(34,632,997)	(9,743)
Change in net assets resulting from distributions	(105,649,638)	(34,632,997)	(9,743)
Change in net assets resulting from capital transactions	273,260,543	158,991,232	2,614,854
Change in net assets	373,109,940	196,870,607	3,287,422
NET ASSETS:
Beginning of year	252,038,908	55,168,301	—
End of year	$625,148,848	$252,038,908	$3,287,422
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$658,735,858	$335,135,730	$5,535,951
Distributions reinvested	105,394,197	34,540,048	9,683
Value of shares redeemed	(490,869,512)	(210,684,546)	(2,930,780)
Change in net assets resulting from capital transactions	$273,260,543	$158,991,232	$2,614,854
SHARE TRANSACTIONS:
Investor Class
Issued	22,921,286	14,281,923	190,864
Reinvested	3,834,654	1,371,525	394
Redeemed	(17,269,784)	(9,249,824)	(98,548)
Change in shares	9,486,156	6,403,624	92,710

(a)  Period from commencement of operations.

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to the consolidated financial statements.

For the Periods Indicated :: Consolidated Statements of Changes in Net Assets :: 11

	Short Bitcoin ProFund
	Year Ended July 31, 2025		Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$21,726		$17,597
Net realized gains (losses) on investments	(552,973)		(356,189)
Change in unrealized appreciation/depreciation on investments	26,871		(1,898)
Change in net assets resulting from operations	(504,376)		(340,490)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(18,310)		(1,707)
Change in net assets resulting from distributions	(18,310)		(1,707)
Change in net assets resulting from capital transactions	1,397,872		(218,647)
Change in net assets	875,186		(560,844)
NET ASSETS:
Beginning of year	301,350		862,194
End of year	$1,176,536		$301,350
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$29,162,421		$20,997,535
Distributions reinvested	18,084		1,707
Value of shares redeemed	(27,782,633)		(21,217,889)
Change in net assets resulting from capital transactions	$1,397,872		$(218,647)
SHARE TRANSACTIONS:
Investor Class
Issued	946,579	(b)	337,990	(b)
Reinvested	643	(b)	22	(b)
Redeemed	(897,711	)(b)	(338,626	)(b)
Change in shares	49,511		(614)

(b)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:10 reverse share split that occurred on October 14, 2024.

See accompanying notes to the consolidated financial statements.

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Consolidated Statements of
Cash Flows

14 :: Consolidated Statements of Cash Flows :: For the Periods Indicated

	Bitcoin ProFund	Ether ProFund	Short Bitcoin ProFund
	Year Ended July 31, 2025	February 25, 2025 through July 31, 2025(a)	Year Ended July 31, 2025
Cash Flows from Operating Activities:
Change in net assets resulting from operations	$205,499,035	$682,311	$(504,376)
Less: Net realized gains (losses) on investment securities	2,107	7	16
Less: Change in net unrealized appreciation/depreciation on investment securities	10,018	36	15
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities
Proceeds from (purchase of) short-term investments, net	(132,297,161)	(2,063,519)	(433,895)
Amortization (accretion) of premiums and discounts, net	(5,755,755)	(774)	(725)
(Increase) decrease in:
Due from Advisor under an expense limitation agreement	—	(4,915)	694
Interest receivable	(411,344)	(1,958)	(896)
Variation margin receivable on futures contracts	—	—	1,229
Prepaid expenses	(6,442)	(6,432)	837
Increase (decrease) in:
Interest payable (on reverse repurchase agreements)	22,624	220	62
Payable to broker for futures transactions	54,831	456	27
Variation margin payable on futures contracts	(1,699,375)	20,656	—
Advisor fees payable	347,276	—	—
Management fees payable	115,757	—	—
Administration and fund accounting fees payable	44,445	648	(798)
Transfer agency fees payable	16,489	168	(45)
Compliance services fees payable	113	2	(1)
Service fees payable	277	4	(2)
Trustee fees payable	39	—	—
Other accrued expenses	88,835	6,802	(250)
Net cash provided by (used in) operating activities	$66,031,769	$(1,366,288)	$(938,108)
Cash Flows from Financing Activities:
Proceeds from reverse repurchase agreements	1,928,635,250	4,080,506	3,036,148
(Repayments of) reverse repurchase agreements	(1,728,994,250)	(2,333,201)	(2,512,046)
Proceeds from capital shares issued	658,637,029	5,081,058	29,162,321
Cash paid for capital shares redeemed	(490,344,409)	(2,618,277)	(27,782,992)
Cash distributions paid to shareholders	(255,441)	(60)	(226)
Net cash provided by (used in) financing activities	$367,678,179	$4,210,026	$1,903,205
Net Increase (Decrease) in Cash and Segregated Cash Balances for Futures Contracts with Brokers	433,709,948	2,843,738	965,097
Cash and segregated cash balances for futures contracts with brokers at the beginning of period	72,602,006	—	89,814
Cash and segregated cash balances for futures contracts with brokers at the end of period	$506,311,954	$2,843,738	$1,054,911
The following table provides a reconciliation of cash and segregated cash balances for futures contracts with brokers to the consolidated statements of assets and liabilities:
Cash	338,694,985	1,728,605	744,381
Segregated cash balances for futures contracts with brokers	167,616,969	1,115,133	310,530
Total cash and segregated cash balances for futures contracts with brokers	$506,311,954	$2,843,738	$1,054,911
Supplemental Disclosure of Cash Flow Information
Cash paid for interest (excluding costs)	$297,426	$293	$408
Non-cash financing activities not included herein consist of reinvestments of distributions	105,394,197	9,683	18,084

(a)  Period from commencement of operations.

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to the consolidated financial statements.

Consolidated Financial Highlights

16 :: Consolidated Financial Highlights

ProFunds Consolidated Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
Bitcoin ProFund
Investor Class
Year Ended July 31, 2025	$24.80	0.72		13.59	14.31	(7.29)	(7.29)	$31.82	67.59%	1.20%	1.18	%(f)	2.55%	$625,149	—
Year Ended July 31, 2024	$14.68	0.71		13.99	14.70	(4.58)	(4.58)	$24.80	103.21%	1.26%	1.16	%(f)	3.08%	$252,039	—
Year Ended July 31, 2023	$13.99	0.06		2.46	2.52	(1.83)	(1.83)	$14.68	18.23%	1.61%	1.35	%(f)	0.46%	$55,168	—
Year Ended July 31, 2022	$24.70	(0.27)		(10.44)	(10.71)	—	—	$13.99	(43.36)%	1.93%	1.25	%(f)	(1.17)%	$23,548	—
July 28, 2021 through July 31, 2021(g)	$25.00	—	(h)	(0.30)	(0.30)	—	—	$24.70	(1.20)%	24.80%	1.30	%(f)	(1.28)%	$524	—
Ether ProFund
Investor Class
February 25, 2025 through July 31, 2025(g)	$25.00	0.21		10.59	10.80	(0.34)	(0.34)	$35.46	43.82%	4.02%	1.54	%(i)	1.89%	$3,287	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  The expense ratios reflect all interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin and Ether futures contracts.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(f)  Excluding interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts, the net expense ratio would have been 1.10%, 1.10%, 1.04%, 0.84% and 0.84% for the years ended July 31, 2025, July 31, 2024, July 31, 2023, and July 31, 2022, and the period ended July 31, 2021, respectively.

(g)  Period from commencement of operations.

(h)  Amount is less than $0.005.

(i)  Excluding interest expense and other costs related to reverse repurchase agreements and trading of Ether futures contracts, the net expense ratio would have been 1.40% for the period ended July 31, 2025.

See accompanying notes to the consolidated financial statements.

Consolidated Financial Highlights :: 17

ProFunds Consolidated Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)(d)	Net Expenses(c)(d)		Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(e)
Short Bitcoin ProFund
Investor Class
Year Ended July 31, 2025(f)	$46.03	0.74	(25.02)	(24.28)	(0.76)	(0.76)	$20.99	(53.14)%	5.92%	1.16	%(g)	2.62%	$1,177	—
Year Ended July 31, 2024(f)	$120.40	1.50	(75.37)	(73.87)	(0.50)	(0.50)	$46.03	(61.53)%	7.01%	1.17	%(g)(h)	2.53%	$301	—
Year Ended July 31, 2023(f)	$206.53	(0.20)	(85.93)	(86.13)	—	—	$120.40	(41.69)%	13.36%	1.35	%(g)(h)	(0.10)%	$862	—
June 21, 2022 through July 31, 2022(f)(i)	$250.00	—	(43.07)	(43.47)	—	—	$206.53	(17.40)%	17.68%	1.88	%(g)(j)	(1.39)%	$405	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  The expense ratios reflect all interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts.

(e)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

(f)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:10 reverse share split that occurred on October 14, 2024.

(g)  Excluding interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts, the net expense ratio would have been 1.10%, 1.09%, 1.06%, and 1.26% for the the years ended July 31, 2025, July 31, 2024, and July 31, 2023, and the period ended July 31, 2022, respectively.

(h)  For the period August 1, 2023 through November 30, 2023, and for the year ended July 31, 2023, the Advisor voluntarily waived fees and expenses to limit the expense ratio, including interest expense and other costs related to reverse repurchase agreements and trading of Bitcoin futures contracts, to 1.35%.

(i)  Period from commencement of operations.

(j)  For the period June 21, 2022 through July 31, 2022, the Advisor voluntarily waived fees and expenses to limit the expense ratio (excluding interest expense and certain other costs) to 1.26%.

See accompanying notes to the consolidated financial statements.

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Notes to Consolidated Financial
Statements

20 :: Notes to Consolidated Financial Statements :: July 31, 2025

1. Organization

ProFunds (the "Trust") consists of 117 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying consolidated financial statements ("financial statements") relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds" and individually, a "ProFund"):

Digital Assets ProFunds:

Bitcoin ProFund
Ether ProFund
Short Bitcoin ProFund

Each ProFund's investment objective is disclosed in its prospectus. Each ProFund is classified as non-diversified under the 1940 Act and has one class of shares: an Investor Class. The Ether ProFund commenced operations on February 25, 2025.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

In this reporting period, the ProFunds adopted FASB Accounting Standards 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the enhanced standard impacted financial statement disclosures only and did not affect each ProFund's financial position or results of operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker ("CODM") when assessing segment performance and making decisions about segment resources. Each ProFund included herein is deemed to be an individual reporting segment and Officers of the Trust collectively act as the ProFund's CODM. The CODM monitors the operating results of each ProFund as a whole and each ProFund's long-term strategic asset allocation is guided by the ProFund's investment objective and principal investment strategies as described in its prospectus and executed by ProFund Advisors LLC (the "Advisor"). The financial information provided to and reviewed by the CODM is consistent with that presented in the ProFund's financial statements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Basis of Consolidation

The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statements of Cash Flows, and Consolidated Financial Highlights of Bitcoin ProFund, Ether ProFund, and Short Bitcoin ProFund include the accounts of the ProFunds Bitcoin Strategy Portfolio, ProFunds Cayman Ether Strategy Portfolio, and ProFunds Cayman Short Bitcoin Strategy Portfolio, respectively (each a "Subsidiary") Each Subsidiary is a wholly-owned subsidiary of the Bitcoin ProFund, Ether ProFund and Short Bitcoin ProFund, respectively, organized under the laws of the Cayman Islands, and primarily invests in Bitcoin and Ether related instruments. Each Subsidiary enables the respective ProFund to hold these Bitcoin-related and Ether-related instruments and satisfy regulated investment company ("RIC") tax requirements. Each of the Digital Assets ProFunds will invest a significant portion of its total assets in its respective Subsidiary. As of July 31, 2025, the net assets of ProFund Bitcoin Strategy Portfolio were 19.6% of the adjusted net assets of Bitcoin ProFund, the net assets of ProFund Ether Strategy Portfolio were 21.8% of the adjusted net assets of Ether ProFund, and the net assets of ProFunds Cayman Short Bitcoin Strategy Portfolio were 18.9% of the adjusted net assets of Short Bitcoin ProFund (as adjusted for reverse repurchase agreements). Intercompany accounts and transactions, if any, have been eliminated. Each Subsidiary is subject to the same investment policies and restrictions that apply to Bitcoin ProFund, Ether ProFund, and Short Bitcoin ProFund, respectively, except that each Subsidiary may invest without limitation in Bitcoin-related and Ether-related instruments.

Investment in a Subsidiary

Each ProFund intends to achieve commodity exposure through investment in its respective Subsidiary. The ProFund's investment in its Subsidiary is intended to provide each ProFund with exposure to commodity and financial markets in accordance with applicable rules and regulations. The Subsidiaries may invest in derivatives, including futures, forwards, options and other investments intended to serve as margin or collateral or otherwise support the Subsidiary's derivatives positions. The Subsidiaries are not registered under the 1940 Act, and will not have all the protections offered to investors in RICs. The Board, however, has oversight responsibility for the investment activities of the ProFunds, including its investment in its respective Subsidiary, and each ProFund's role as the sole shareholder of its respective Subsidiary. Changes in the laws of the United States and/or the Cayman Islands, under which the ProFunds and the Subsidiaries are organized, respectively, could result in the inability of the ProFunds and/or its Subsidiary to operate as described in the ProFunds Statement of Additional Information and could negatively affect the ProFunds and its' shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on a Subsidiary. If Cayman Islands law changes

July 31, 2025 :: Notes to Consolidated Financial Statements :: 21

such that a Subsidiary must pay Cayman Islands taxes, ProFunds shareholders would likely suffer decreased investment returns. In this report, the financial statements of each Subsidiary have been consolidated with the financial statements of the respective ProFund by which it is wholly-owned.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFund's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund's total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found on a ProFund's Consolidated Schedule of Portfolio Investments.

Reverse Repurchase Agreements

Each ProFund may enter into reverse repurchase agreements as part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by the ProFunds of portfolio assets for cash concurrently with an agreement by the ProFunds to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFunds can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFunds will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFunds of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFunds intend to use the reverse repurchase technique only when it will be to the ProFunds' advantage to do so. The ProFunds will each segregate with its custodian bank cash or liquid instruments equal in value to each ProFund's obligations with respect to reverse repurchase agreements.

As of July 31, 2025, the ProFunds' outstanding balances on reverse repurchase agreements were as follows:

	Counterparty	Interest Rate	Principal Amount	Maturity	Value	Value & Accrued Interest
Bitcoin ProFund	UMB Bank N.A.	4.30%	$(299,538,000)	8/1/2025	$(299,538,000)	$(299,575,692)
Ether ProFund	UMB Bank N.A.	4.30%	(1,747,305)	8/1/2025	(1,747,305)	(1,747,525)
Short Bitcoin ProFund	UMB Bank N.A.	4.30%	(698,922)	8/1/2025	(698,922)	(699,010)

For the year ended July 31, 2025, the average daily balance outstanding and average interest rate on the ProFunds' reverse repurchase agreements were as follows:

Bitcoin ProFund
Average daily balance outstanding	$(231,674,386)
Average interest rate	4.55%
Ether ProFund
Average daily balance outstanding	$(816,101)
Average interest rate	4.50%

22 :: Notes to Consolidated Financial Statements :: July 31, 2025

Short Bitcoin ProFund
Average daily balance outstanding	$(373,590)
Average interest rate	4.57%

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements:

	Counterparty	Reverse Repurchase Agreements(1)	Collateral Pledged to Counterparty
Bitcoin ProFund	UMB Bank N.A.	$(299,575,692)	$299,538,000
Ether ProFund	UMB Bank N.A.	(1,747,525)	1,747,305
Short Bitcoin ProFund	UMB Bank N.A.	(699,010)	698,922

(1)  Represents gross value and accrued interest for the counterparty as reported in the preceding table.

Derivative Instruments

In seeking to achieve Short Bitcoin ProFund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. The Short Bitcoin ProFund may obtain investment exposure through derivative instruments such as futures contracts, that the ProFund should hold to approximate the inverse (-1x) of the daily performance of its benchmark. All derivative instruments held during the year ended July 31, 2025, were utilized to gain inverse exposure to the ProFund's benchmark (e.g., index, etc.) to meet its investment objective. The Short Bitcoin ProFund does not seek to achieve its investment objective over a period of time greater than a single day.

Bitcoin ProFund and Ether ProFund are actively managed, in that the Advisor selects investments and makes investment decisions that it believes are suited to achieving the Bitcoin ProFund's and Ether ProFund's investment objective. Accordingly, the Bitcoin ProFund and Ether ProFund may also obtain investment exposure through derivative instruments, such as futures contracts.

All open derivative positions at year end are reflected on each respective ProFund's Consolidated Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount, in comparison to net assets consistent with each ProFund's investment objective.

The ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended July 31, 2025. The notional amount of open derivative positions relative to each ProFund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.

In connection with its management of the three series of the Trust included in this report (Bitcoin ProFund, Ether ProFund, and Short Bitcoin ProFund (the "Commodity Pools")), the Advisor is registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor also registered as a commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the

National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security, or index. The extent of a ProFund's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus

July 31, 2025 :: Notes to Consolidated Financial Statements :: 23

any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund's Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of July 31, 2025.

	Assets	Liabilities
Fund Name	Variation Margin on Futures Contracts*	Variation Margin on Futures Contracts*
Commodity Risk Exposure:
Bitcoin ProFund	$—	$9,677,400
Ether ProFund	—	20,453
Short Bitcoin ProFund	26,596	—

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedules of Portfolio Investments. Only current day's variation margin is reported within the Consolidated Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund's Consolidated Statement of Operations, categorized by risk exposure, for the year ended July 31, 2025.

Fund Name	Realized Gain (Loss) on Futures Contracts as a Result from Operations	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts Recognized as a Result from Operations
Commodity Risk Exposure:
Bitcoin ProFund	$197,114,192	$(2,158,143)
Ether ProFund	696,089	(20,453)
Short Bitcoin ProFund	(552,957)	26,886

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

24 :: Notes to Consolidated Financial Statements :: July 31, 2025

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each ProFund intends to declare and distribute net investment income at least monthly, if any. Net realized capital gains, if any, will be distributed at least annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., investment in commodity subsidiaries), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds have an October 31st tax year end.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Consolidated Statement of Operations, as applicable, as "Fees paid indirectly."

3. Investment Valuation Summary

Pursuant to Rule 2a-5 (the "Rule"), the Trust's Board of Trustees designated the Advisor the "Valuation Designee" as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valuation risks, administering the pricing and valuation guidelines approved by the Board of Trustees, and overseeing pricing services utilized in valuing the Trust's security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy, as described below. The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third-party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be

July 31, 2025 :: Notes to Consolidated Financial Statements :: 25

determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described above.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.

For the year ended July 31, 2025, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the year.

A summary of the valuations as of July 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Consolidated Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bitcoin ProFund
U.S. Treasury Obligations	$—	$—	$379,413,204	$—	$379,413,204	$—
Repurchase Agreements	—	—	40,721,305	—	40,721,305	—
Futures Contracts	—	(9,677,400)	—	—	—	(9,677,400)
Total	$—	$(9,677,400)	$420,134,509	$—	$420,134,509	$(9,677,400)
Ether ProFund
U.S. Treasury Obligations	$—	$—	$1,747,308	$—	$1,747,308	$—
Repurchase Agreements	—	—	316,942	—	316,942	—
Futures Contracts	—	(20,453)	—	—	—	(20,453)
Total	$—	$(20,453)	$2,064,250	$—	$2,064,250	$(20,453)
Short Bitcoin ProFund
U.S. Treasury Obligations	$—	$—	$698,923	$—	$698,923	$—
Repurchase Agreements	—	—	109,671	—	109,671	—
Futures Contracts	—	26,596	—	—	—	26,596
Total	$—	$26,596	$808,594	$—	$808,594	$26,596

^  Other financial instruments include any derivative instruments not reflected in the Consolidated Schedule of Portfolio Investments as Investment Securities, such as futures contracts. These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Bitcoin ProFund and Short Bitcoin ProFund each pay the advisor a fee at an annualized rate of 0.45% of their average daily net assets, and the Ether ProFund pays the advisor a fee at an annualized rate of 0.75% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund's net assets in excess of $2 billion. During the year ended July 31, 2025, no ProFund's annual investment advisory fee was subject to such reductions.

Effective November 4, 2024, Ultimus Fund Solutions, LLC ("Ultimus") replaced Citi Fund Services Ohio, Inc. ("Citi") as the Trust's administrator (the "Administrator") and fund accounting agent.

Prior to November 4, 2024, the Trust paid Citi for its services as Administrator, an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees also included additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program. The Trust also paid Citi for its services as fund accounting agent,

26 :: Notes to Consolidated Financial Statements :: July 31, 2025

an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

Effective November 4, 2024, the Trust pays Ultimus for its services as Administrator and fund accounting agent, an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.0075% to 0.08%, and an annual base fee. Administration and fund accounting fees also include additional fees paid to Ultimus by the Trust for additional services provided, including support of the Trust's compliance program. Additionally, effective January 1, 2025, Ultimus provides legal administration services to the Trust pursuant to a separate agreement. The Trust pays Ultimus a monthly fee for its services as Legal Administrator. Fees paid for the year ended July 31, 2025, to Citi and Ultimus by the ProFunds for administrator and fund accounting services, are reflected on the Consolidated Statements of Operations as "Administration and fund accounting fees".

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFunds may pay financial intermediaries such as broker-dealers, investment advisors, and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets attributable to Investor Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Investor Class shares. For the year ended July 31, 2025, no payments were made under this plan by the ProFunds.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Consolidated Statements of Operations as "Service fees."

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Consolidated Statements of Operations as "Administrative services fees."

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. Effective September 1, 2025, the Trust, together with affiliated Trusts, pays each Independent Trustee compensation for their services at an annual rate of $375,000, inclusive of all meetings. During the year ended July 31, 2025, actual Trustee compensation was $975,000 in aggregate from the Trust and affiliated trusts. Prior to September 1, 2025, the Trust, together with affiliated Trusts, paid each Independent Trustee compensation for their services at an annual rate of $325,000, inclusive of all meetings. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Consolidated Statements of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, Futures Commission Merchant fees, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) as shown in the table below. Amounts due from the Advisor under an expense limitation agreement are settled following each month end.

	For the Period December 1, 2024 through November 30, 2025	For the Period December 1, 2023 through November 30, 2024
Bitcoin ProFund	1.10%	1.10%
Short Bitcoin ProFund	1.10%	1.10%

For the Period through February 28, 2026*
Ether ProFund	1.40%

*  Period from commencement of operations.

Amounts waived under the contractual expense limitation agreement are allocated proportionally as waivers of advisory and management services fees, to the extent of these fees as reflected on the Consolidated Statements of Operations. During the year, the allocation of expenses reduced and reimbursed by the Advisor between advisory and management services fees, and if necessary, reimbursement of other expenses was as follows:

	Expenses reduced and reimbursed by the Advisor	Waivers of advisory fees	Waivers of management services fees	Reimbursements of other expenses
Bitcoin ProFund	$(64,419)	$(33,470)	$(11,157)	$(19,792)
Ether ProFund	(8,820)	(2,649)	(530)	(5,641)
Short Bitcoin ProFund	(39,507)	(3,733)	(1,244)	(34,530)

July 31, 2025 :: Notes to Consolidated Financial Statements :: 27

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years of the end of the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Consolidated Statements of Operations as "Recoupment of prior expenses reduced by the Advisor." These amounts are allocated proportionally as recoupments of advisory and management services fees, respectively, as shown in the table below.

	Recoupment of prior expenses reduced by the Advisor	Recoupment allocated to advisory fees	Recoupment allocated to management service fees
Bitcoin ProFund	$105,000	$78,750	$26,250

As of July 31, 2025, the recoupments that may potentially be made by the ProFunds are as shown in the table below. As of July 31, 2025, no commitment or contingent liability is expected.

	Expires 11/30/25	Expires 11/30/26	Expires 11/30/27	Expires 11/30/28	Total
Bitcoin ProFund	$82,791	$64,595	$145,928	$7,764	$301,078
Short Bitcoin ProFund	—	—	48,233	16,532	64,765

	Expires 2/28/29	Total
Ether ProFund	$8,820	$8,820

5. Securities Transactions

Each ProFund generally invests in U.S. Government securities maturing less than one year from acquisition.

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

The ProFunds will obtain exposure to Bitcoin and Ether through derivatives (i.e., Bitcoin futures contracts and Ether futures contracts). Investing in derivatives may be considered aggressive and may expose the ProFunds to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying the derivative. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. The risks of using derivatives include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount a ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and the ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust each ProFund's position in a particular instrument when desired. Each of these factors may prevent the ProFunds from achieving their respective investment objectives and may increase the volatility (i.e., fluctuations) of each ProFund's returns. Because derivatives often require limited initial investment, the use of derivatives also may expose the ProFunds to losses in excess of those amounts initially invested.

Bitcoin Risk

The Bitcoin ProFund and Short Bitcoin ProFund do not invest directly in Bitcoin. The ProFunds invest primarily in Bitcoin futures contracts.

Bitcoin is a relatively new innovation and the market for Bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as "whales". These holders have the ability to manipulate the price of Bitcoin. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. In addition, digital asset

28 :: Notes to Consolidated Financial Statements :: July 31, 2025

trading venues, bitcoin miners, and other participants may have significant exposure to other digital assets. Instability in the price, availability or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Bitcoin Network. As a result, events that are not necessarily related to the security or utility of bitcoin can nonetheless cause a significant decline in the price of bitcoin (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022). The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the ProFund. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as "miners"), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a "fork." The creation of a "fork" or a substantial giveaway of Bitcoin (sometimes referred to as an "air drop") may result in a significant and unexpected declines in the value of Bitcoin, Bitcoin futures, and the ProFunds.

Ether Risk

The Ether ProFund does not invest directly in ether. The Fund invests primarily in ether futures contracts.

Ether is a relatively new innovation and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for ether may be the result of speculation. Consequently, the value of ether has been, and may continue to be, substantially dependent on speculation. Such speculation regarding the potential future appreciation of the price of ether may artificially inflate or deflate the price of ether and increase volatility.The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of onethird of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as "whales". Transactions by these holders may influence the price of ether and these holders may have the ability to manipulate the price of ether. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated and may be operating out of compliance with applicable regulation. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Ethereum Network or restrict the use of ether. For example, if ether were determined to be or were expected to be determined to be a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in ether, trading in ether futures may become significantly more volatile and/or completely halted, and the value of an investment in the Fund could decline significantly and without warning, including to zero. In addition, digital asset trading venues and other participants may have significant exposure to other digital assets. Instability in the price, availability, or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Ethereum Network. As a result, events that are not necessarily related to the security or utility of ether can nonetheless cause a significant decline in the price of ether (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022). Additionally, the Ethereum blockchain's protocol, including the code of smart contracts running on the Ethereum blockchain, may contain flaws that can be, and have been, exploited by attackers (e.g., the exploit of The DAO's smart contract in June 2016 that result in a permanent hard fork). The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures, and the Fund. Finally, the creation of a "fork" (as described above) or a substantial giveaway of ether (sometimes referred to as an "air drop") may result in significant and unexpected declines in the value of ether, ether futures, and the Fund. A fork may be intentional, such as the 'Merge.' The 'Merge' refers to protocol changes altering the method by which transactions are validated.

Holding Period Risk

The Short Bitcoin ProFund is a "geared" fund ("Geared Fund") in the sense that the ProFund has an investment objective to match the inverse of the daily performance of a benchmark. A Geared Fund does not seek to achieve the stated inverse of the daily performance of its underlying benchmark (the "Daily Target") for any period other than a day. The performance of a Geared Fund over periods other than a day may be higher or lower than the Daily Target, and this difference may be significant. Factors that contribute to returns that are worse than the Daily Target include smaller index gains or losses and higher index volatility, as well as longer holding periods when these factors apply. Factors that contribute to returns that are better than the Daily Target include larger index gains or losses and lower index volatility, as well as longer holding periods when these factors apply. The more extreme these factors are, and the more they occur together, the more returns will tend to deviate from the Daily Target.

Bitcoin Futures Risk

The market for Bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin futures market has grown substantially since Bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are

July 31, 2025 :: Notes to Consolidated Financial Statements :: 29

subject to collateral requirements and daily limits that may limit a ProFund's ability to achieve the desired exposure. If a ProFund is unable to meet its investment objective, a ProFund's returns may be lower than expected. Additionally, these collateral requirements may require a ProFund to liquidate its position when it otherwise would not do so.

When a Bitcoin futures contract is nearing expiration, a ProFund will generally sell it and use the proceeds to buy a Bitcoin futures contract with a later expiration date. This is commonly referred to as "rolling". The costs associated with rolling Bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of a ProFund.

Ether Futures Risk

The market for ether futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the ether futures market has grown substantially since ether futures commenced trading, there can be no assurance that this growth will continue. The price for ether futures contracts is based on a number of factors, including the supply of and the demand for ether futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants ("FCMs") (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for ether futures contracts. When a ether futures contract is nearing expiration, the ProFund will "roll" the futures contract. The price difference between the expiring contract and longer-dated contract associated with rolling ether futures is typically substantially higher than the price difference associated with rolling other futures contracts.

Borrowing Risk

The ProFunds may borrow for investment purposes using reverse repurchase agreements. Borrowing may cause the ProFunds to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the ProFunds.

Correlation Risk

The Short Bitcoin ProFund is subject to correlation risk. A number of factors may affect the ProFund's ability to achieve a high degree of inverse correlation with the Index, and there is no guarantee that the ProFund will achieve a high degree of inverse correlation. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund's NAV each day may differ, perhaps significantly, from the inverse (-1x) of the percentage change of the Index on such day. In order to achieve a high degree of correlation with the Index, the ProFund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund from achieving a high degree of inverse correlation with the Index. Market disruptions or closures, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the ProFund invests, and other factors will adversely affect the ProFund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund will have perfect inverse (-1x) exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile, particularly when the Index is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund's correlation with its benchmark, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. The ProFund may not have investment exposure to all of the financial instruments in the Index, or its weighting of investment exposure to financial instruments may be different from that of the Index.

In addition, the ProFund may invest in financial instruments not included in the Index. The ProFund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the ProFund's correlation with the Index. The ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being under- or overexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Additionally, Bitcoin and Bitcoin futures contracts may trade on markets that may not be open at the same time or on the same day as the ProFund. In particular, Bitcoin trades 24 hours per day, seven days per week. These differences in trading hours may cause differences between the performance of the ProFund and the performance of the Index. Any of these factors could decrease correlation between the performance of the ProFund and the Index and may hinder the ProFund's ability to meet its daily investment objective.

Counterparty Risk

The ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount a ProFund expects to receive from counterparties to financial instruments (including derivatives) entered into by the ProFund. The ProFunds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a ProFund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those

30 :: Notes to Consolidated Financial Statements :: July 31, 2025

securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

The market for the Bitcoin and Ether futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the ProFund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

Inflation Risk

Inflation risk is the risk that the value of assets or income from a ProFund's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a ProFund's portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the ProFund's investments may not keep pace with inflation, which may result in losses to ProFund investors or adversely affect the real value of shareholders' investments in a ProFund. Inflation has recently increased and it cannot be predicted whether it may decline.

Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which each ProFund and each Subsidiary are organized, respectively, could result in the inability of the ProFunds to operate as intended and could negatively affect the ProFunds and their shareholders. Each ProFund complies with the provisions of the 1940 Act governing investment policies, capital structure, and leverage on an aggregate basis with its respective Subsidiary.

Active Management Risk

Bitcoin ProFund and Ether ProFund are actively managed. The performance of an actively managed fund reflects, in part, the ability of the Advisor to select investments and make investment decisions that are suited to achieving each ProFund's investment objective. The Advisor's judgements about each ProFund's investments may prove to be incorrect. If the investments selected and strategies employed by the ProFunds fail to produce the intended results, the ProFunds could underperform or have negative returns as compared to other funds with similar investment objectives and/or strategies.

Short Sale Exposure Risk

The Short Bitcoin ProFund seeks to obtain inverse or "short" exposure to Bitcoin futures contracts. The risks of short exposure include, under certain market conditions, an increase in the volatility and decrease in the liquidity of Bitcoin futures contracts. To the extent that, at any particular point in time, Bitcoin futures contracts may be thinly traded or have a limited market, the ProFund may be unable to meet its investment objective due to a lack of available financial instruments or counterparties. During such periods, the Short Bitcoin ProFund's ability to achieve its investment objective may be adversely affected. Obtaining inverse exposure through Bitcoin futures contracts may be considered an aggressive investment technique.

Bitcoin Futures Capacity Risk

If the Bitcoin ProFund or Short Bitcoin ProFunds' ability to obtain exposure to Bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, limited liquidity in the Bitcoin futures market, a disruption to the Bitcoin futures market, or as a result of margin requirements or position limits imposed by the ProFunds' futures commission merchants ("FCMs"), the listing exchanges, or the CFTC, the ProFunds would not be able to achieve their investment objective and may experience significant losses. In such circumstances, the Adviser intends to take such action as it believes appropriate and in the best interest of each ProFund.

Any disruption in a ProFund's ability to obtain exposure to Bitcoin futures contracts will cause the ProFund's performance to deviate from the performance of Bitcoin and Bitcoin futures. Additionally, the ability of the ProFund to obtain exposure to Bitcoin futures contracts is limited by certain tax rules that limit the amount the ProFund can invest in its wholly-owned subsidiary as of the end of each tax quarter.

Ether Futures Capacity Risk

If the Fund's ability to obtain exposure to ether futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the ether futures market, or a disruption to the ether futures market, as a result of margin requirements, position limit, accountability levels, or other limitations imposed by the Fund's futures commission merchants ("FCMs"), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such actions as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund's ability to obtain exposure to ether futures contracts will cause the Fund's performance to deviate from the performance of ether and ether futures. Additionally, the ability of the Fund to obtain exposure to ether futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter.

Market and Volatility Risk

The prices of Bitcoin and Bitcoin futures have historically been highly volatile. The value of the Short Bitcoin ProFund's inverse exposure to bitcoin futures – and therefore the value of an investment in the ProFund – could decline significantly and without warning, including to zero.

Rolling Futures Contract Risk

Each ProFund (through their investments in their respective Subsidiaries) has exposure to futures contracts and are subject to risks related to "rolling" of such contracts. Each ProFund does not intend to hold futures contracts through their expiration date, but instead intends to "roll" its futures positions. Rolling occurs when a ProFund closes out of futures contracts as they near their expiration date and is replaced with contracts that have a later expiration date. When the market for these futures contracts is such

July 31, 2025 :: Notes to Consolidated Financial Statements :: 31

that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as "contango." Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as "backwardation." Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a ProFund. The Advisor will utilize active management techniques to seek to mitigate the negative impact or, in certain cases, benefit from the contango or backwardation present in the various futures contract markets, but there can be no guarantee that it will be successful in doing so.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each ProFund, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related "cyber" risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of a ProFund's third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund's ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund information, impede trading, cause reputational damage, and subject the ProFund to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A ProFund and its shareholders could be negatively impacted as a result. While a ProFund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a ProFund invests, which could result in material adverse consequences for such issuers, and may cause the ProFund's investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a ProFund could affect such a counterparty's ability to meet its obligations to the ProFund, which may result in losses to the ProFund and its shareholders. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to a ProFund.

Portfolio Turnover Risk

Each ProFund may incur high portfolio turnover in connection with managing the ProFund's investment exposure. Additionally, active trading of a ProFund's shares is expected to cause more frequent purchase and sale activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase transaction costs and may result in increased taxable gains. Each of these factors could have a negative impact on the performance of a ProFund.

Valuation Risk

In certain circumstances (e.g., if ProFund Advisors believes market quotations are not reliable, or a trading halt closes an exchange or market early), ProFund Advisors may, pursuant to procedures approved by the Board of Trustees of a ProFund, choose to determine a fair value price as the basis for determining the value of such investment for such day. The fair value of an investment determined by ProFund Advisors may be different from other value determinations of the same investment. Portfolio investments that are valued using techniques other than market quotations, including "fair valued" investments, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a ProFund could sell a portfolio investment for the value established for it at any time, and it is possible that a ProFund would incur a loss because a portfolio investment is sold at a discount to its established value. The fair value of a ProFund's Bitcoin futures may be determined by reference, in whole or in part, to the cash market in Bitcoin. These circumstances may be more likely to occur with respect to Bitcoin futures than with respect to futures on more traditional assets. In addition, the Bitcoin futures held by a ProFund and Bitcoin may be traded in markets on days and at times when a Fund is not open for business. As a result, the value of a ProFund's holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell a ProFund's shares.

Tax Risk

In order to qualify for the special tax treatment accorded a RIC and its shareholders, a ProFund must derive at least 90% of its gross income for each taxable year from "qualifying income," meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. A ProFund's pursuit of its investment strategies will potentially be limited by the ProFund's intention to qualify for such treatment and could adversely affect its ability to so qualify. A ProFund may make certain investments, the treatment of which for these purposes is unclear. In particular, direct investments by a ProFund in futures are not expected to produce qualifying income for purposes of the ProFund's qualification as a RIC. A ProFund, however, expects to gain exposure to futures and generate qualifying income by investing a portion of its assets in a wholly-owned subsidiary of

32 :: Notes to Consolidated Financial Statements :: July 31, 2025

the ProFund organized under the laws of the Cayman Islands. To comply with the asset diversification test applicable to a RIC, a ProFund will limit its investments in such subsidiary to 25% of the ProFund's total assets at the end of each tax quarter. A ProFund may, however, exceed this amount from time to time if the Advisor believes doing so is in the best interests of the ProFund, provided, however, that the ProFund intends to continue to comply with the asset diversification test applicable to RICs. If a ProFund's investments in the subsidiary were to exceed 25% of the Fund's total assets at the end of a tax quarter, the ProFund may no longer be eligible to be treated as a RIC. The Advisor will carefully monitor a ProFund's investments in the subsidiary to ensure that no more than 25% of the ProFund's assets are invested in the subsidiary at the end of each tax quarter. A ProFund intends to invest in complex derivatives for which there is not clear guidance from the Internal Revenue Service ("IRS") as to the calculation of such investments under the asset diversification test applicable to RICs. There are no assurances that the IRS will agree with a ProFund's calculation under the asset diversification test which could cause the ProFund to fail to qualify as a RIC. If, in any year, a ProFund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the ProFund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce a ProFund's net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, a ProFund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Risk of Investing in Other U.S. Investment Companies

If a ProFund is unable to obtain its desired exposure to Bitcoin and Ether futures contracts because it is approaching or has exceeded position limits or because of liquidity or other constraints, the ProFund may obtain exposure by investing in other U.S. investment companies, such as ETFs, that provide investment exposure to Bitcoin and Ether futures contracts or Bitcoin-related and Ether-related companies. Such investments subject a ProFund to those risks affecting the underlying ETFs, such as risks that the investment management strategy of the underlying fund may not produce its intended results (management risk) and the risk that the underlying fund could lose money over short periods due to short-term market movements and over longer periods during market downturns (market risk). In addition, ETFs may trade at a price below their net asset value. Moreover, the ProFund will incur its pro rata share of the expenses of the underlying fund's expenses.

Early Close/Late Close/Trading Halt Risk

An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt a ProFund's purchase and redemption process and/or result in a ProFund being unable to trade certain securities or financial instruments at all. In these circumstances, the ProFund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have a significant impact on the ProFund's performance, resulting in losses to your investment.

Risk of Global Economic Shock

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a ProFund and its investments.

Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union, and other countries against Russia. The ongoing hostilities between the two countries could

July 31, 2025 :: Notes to Consolidated Financial Statements :: 33

result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of the ProFund's investments, even beyond any direct exposure a ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in the conflict, such as the Houthi movement's attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have a significant impact on the ProFund performance and the value of an investment in the ProFund.

Risks of Government Regulation

The Financial Industry Regulatory Authority ("FINRA") issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as "complex products" – which could include the cryptocurrency (such as Bitcoin and Ether) funds offered by ProFund Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors' ability to buy the ProFunds.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2024				Year Ended 2023
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
Bitcoin ProFund	$52,041,264	$—	$—	$52,041,264	$6,230,808	$—	$—	$6,230,808
Short Bitcoin ProFund	1,707	—	—	1,707	—	—	—	—

As of the latest tax year ended October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Bitcoin ProFund	$16,811,837	$—	$(11,390)	$66,926,563	$83,727,010
Short Bitcoin ProFund	15,578	—	(73)	(444,184)	(428,679)

As of the latest tax year ended October 31, 2024, the following ProFunds have capital loss carry forwards ("CLCFs") as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term.

No Expiration Date
Bitcoin ProFund	$11,390
Short Bitcoin ProFund	73

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust's Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

As of October 31, 2024, the cost of securities, including derivatives, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bitcoin ProFund	$187,813,992	$66,926,563	$—	$66,926,563
Short Bitcoin ProFund	941,369	1	(444,185)	(444,184)

34 :: Notes to Consolidated Financial Statements :: July 31, 2025

8. Reverse Share Splits

Effective October 14, 2024, the Short Bitcoin ProFund underwent a 1-for-10 reverse share split.

The effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFund by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFund or the value of a shareholder's investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

9. New Accounting Pronouncements

In December 2023, the FASB issued Accounting Standards Update 2023-09 ("ASU 2023-09"), Improvements to Income Tax Disclosures, which enhances quantitative and qualitative income tax disclosure requirements for disclosure consistency through providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Fund Management is currently evaluating the amendment and its impact to the financial statements.

10. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that would have a material impact on the ProFunds' financial statements.

Report of Independent Registered Public Accounting Firm :: 35

To the Shareholders and Board of Trustees
ProFunds:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of the ProFunds listed in the Appendix (each a Fund and collectively, the Funds), including the consolidated schedule of portfolio investments, as of July 31, 2025, the related consolidated statements of operations and cash flows for the year or period listed in the Appendix, the consolidated statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the consolidated financial statements) and the consolidated financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the consolidated financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2025, the results of their operations and their cash flows for the year or period listed in the Appendix, the changes in their net assets for each of the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more ProFunds investment companies since 2010.

Columbus, Ohio
September 26, 2025

36 :: Report of Independent Registered Public Accounting Firm

Appendix

Consolidated statements of assets and liabilities, including the consolidated schedules of portfolio investments, as of July 31, 2025, the related consolidated statements of operations and cash flows for the year then ended, and changes in net assets for each of the years in the two-year period then ended.

Bitcoin ProFund

Short Bitcoin ProFund

Consolidated statement of assets and liabilities, including the consolidated schedule of portfolio investments, as of July 31, 2025 and the related consolidated statements of operations, changes in net assets and cash flows for the period from February 25, 2025 (commencement of operations) through July 31, 2025.

Ether ProFund

Form N-CSR – Items 8-11 (unaudited)

38 :: Form N-CSR – Items 8-11 :: July 31, 2025 (unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others is part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds files complete lists of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT (and successor Forms). Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

07/25

Annual Financial
Statements and
Other Information

July 31, 2025

	Investor	Service
Access Flex Bear High Yield ProFund	AFBIX	AFBSX
Access Flex High Yield ProFund	FYAIX	FYASX
Banks UltraSector ProFund	BKPIX	BKPSX
Bear ProFund	BRPIX	BRPSX
Biotechnology UltraSector ProFund	BIPIX	BIPSX
Bull ProFund	BLPIX	BLPSX
Communication Services UltraSector ProFund	WCPIX	WCPSX
Consumer Discretionary UltraSector ProFund	CYPIX	CYPSX
Consumer Staples UltraSector ProFund	CNPIX	CNPSX
Energy UltraSector ProFund	ENPIX	ENPSX
Europe 30 ProFund	UEPIX	UEPSX
Falling U.S. Dollar ProFund	FDPIX	FDPSX
Financials UltraSector ProFund	FNPIX	FNPSX
Health Care UltraSector ProFund	HCPIX	HCPSX
Industrials UltraSector ProFund	IDPIX	IDPSX
Internet UltraSector ProFund	INPIX	INPSX
Large-Cap Growth ProFund	LGPIX	LGPSX
Large-Cap Value ProFund	LVPIX	LVPSX
Materials UltraSector ProFund	BMPIX	BMPSX
Mid-Cap Growth ProFund	MGPIX	MGPSX
Mid-Cap ProFund	MDPIX	MDPSX
Mid-Cap Value ProFund	MLPIX	MLPSX
Nasdaq-100 ProFund	OTPIX	OTPSX
Oil & Gas Equipment & Services UltraSector ProFund	OEPIX	OEPSX
Pharmaceuticals UltraSector ProFund	PHPIX	PHPSX
Precious Metals UltraSector ProFund	PMPIX	PMPSX
Real Estate UltraSector ProFund	REPIX	REPSX
Rising Rates Opportunity ProFund	RRPIX	RRPSX
	Investor	Service
Rising Rates Opportunity 10 ProFund	RTPIX	RTPSX
Rising U.S. Dollar ProFund	RDPIX	RDPSX
Semiconductor UltraSector ProFund	SMPIX	SMPSX
Short Energy ProFund	SNPIX	SNPSX
Short Nasdaq-100 ProFund	SOPIX	SOPSX
Short Precious Metals ProFund	SPPIX	SPPSX
Short Real Estate ProFund	SRPIX	SRPSX
Short Small-Cap ProFund	SHPIX	SHPSX
Small-Cap Growth ProFund	SGPIX	SGPSX
Small-Cap ProFund	SLPIX	SLPSX
Small-Cap Value ProFund	SVPIX	SVPSX
Technology UltraSector ProFund	TEPIX	TEPSX
UltraBear ProFund	URPIX	URPSX
UltraBull ProFund	ULPIX	ULPSX
UltraChina ProFund	UGPIX	UGPSX
UltraDow 30 ProFund	UDPIX	UDPSX
UltraEmerging Markets ProFund	UUPIX	UUPSX
UltraInternational ProFund	UNPIX	UNPSX
UltraJapan ProFund	UJPIX	UJPSX
UltraLatin America ProFund	UBPIX	UBPSX
UltraMid-Cap ProFund	UMPIX	UMPSX
UltraNasdaq-100 ProFund	UOPIX	UOPSX
UltraShort China ProFund	UHPIX	UHPSX
UltraShort Dow 30 ProFund	UWPIX	UWPSX
UltraShort Emerging Markets ProFund	UVPIX	UVPSX
UltraShort International ProFund	UXPIX	UXPSX
UltraShort Japan ProFund	UKPIX	UKPSX
UltraShort Latin America ProFund	UFPIX	UFPSX
UltraShort Mid-Cap ProFund	UIPIX	UIPSX
UltraShort Nasdaq-100 ProFund	USPIX	USPSX
UltraShort Small-Cap ProFund	UCPIX	UCPSX
UltraSmall-Cap ProFund	UAPIX	UAPSX
U.S. Government Plus ProFund	GVPIX	GVPSX
Utilities UltraSector ProFund	UTPIX	UTPSX

Schedules of Portfolio Investments
2	Access Flex Bear High Yield ProFund
3	Access Flex High Yield ProFund
4	Banks UltraSector ProFund
6	Bear ProFund
7	Biotechnology UltraSector ProFund
10	Bull ProFund
18	Communication Services UltraSector ProFund
20	Consumer Discretionary UltraSector ProFund
22	Consumer Staples UltraSector ProFund
24	Energy UltraSector ProFund
25	Europe 30 ProFund
26	Falling U.S. Dollar ProFund
27	Financials UltraSector ProFund
29	Health Care UltraSector ProFund
31	Industrials UltraSector ProFund
33	Internet UltraSector ProFund
35	Large-Cap Growth ProFund
39	Large-Cap Value ProFund
45	Materials UltraSector ProFund
46	Mid-Cap Growth ProFund
50	Mid-Cap ProFund
56	Mid-Cap Value ProFund
61	Nasdaq-100 ProFund
64	Oil & Gas Equipment & Services UltraSector ProFund
66	Pharmaceuticals UltraSector ProFund
68	Precious Metals UltraSector ProFund
69	Real Estate UltraSector ProFund
71	Rising Rates Opportunity ProFund
72	Rising Rates Opportunity 10 ProFund
73	Rising U.S. Dollar ProFund
74	Semiconductor UltraSector ProFund
76	Short Energy ProFund
77	Short Nasdaq-100 ProFund
78	Short Precious Metals ProFund
79	Short Real Estate ProFund
80	Short Small-Cap ProFund
81	Small-Cap Growth ProFund
86	Small-Cap ProFund
110	Small-Cap Value ProFund
117	Technology UltraSector ProFund
119	UltraBear ProFund
120	UltraBull ProFund
128	UltraChina ProFund
130	UltraDow 30 ProFund
132	UltraEmerging Markets ProFund
134	UltraInternational ProFund
135	UltraJapan ProFund
136	UltraLatin America ProFund
138	UltraMid-Cap ProFund
145	UltraNasdaq-100 ProFund
148	UltraShort China ProFund
149	UltraShort Dow 30 ProFund
150	UltraShort Emerging Markets ProFund
151	UltraShort International ProFund
152	UltraShort Japan ProFund
153	UltraShort Latin America ProFund
154	UltraShort Mid-Cap ProFund
155	UltraShort Nasdaq-100 ProFund
156	UltraShort Small-Cap ProFund
157	UltraSmall-Cap ProFund
185	U.S. Government Plus ProFund
186	Utilities UltraSector ProFund
189	Statements of Assets and Liabilities
203	Statements of Operations
217	Statements of Changes in Net Assets
243	Financial Highlights
275	Notes to Financial Statements
315	Report of Independent Registered Public Accounting Firm
317	Form N-CSR – Items 8-11 (unaudited)
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Schedules of Portfolio Investments

2 :: Access Flex Bear High Yield ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Repurchase Agreements(a) (89.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $3,238,378	$3,238,000	$3,238,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,238,000)		3,238,000
TOTAL INVESTMENT SECURITIES (Cost $3,238,000)—89.9%		3,238,000
Net other assets (liabilities)—10.1%		363,031
NET ASSETS—100.0%		$3,601,031

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs International	8/25/25	(1.33)%	$(251,364)	$575
iShares iBoxx $ High Yield Corporate Bond ETF	UBS AG	8/25/25	(4.63)%	(3,328,140)	8,028
				$(3,579,504)	$8,603

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Access Flex High Yield ProFund :: 3

Repurchase Agreements(a) (90.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $16,351,908	$16,350,000	$16,350,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,350,000)		16,350,000
TOTAL INVESTMENT SECURITIES (Cost $16,350,000)—90.3%		16,350,000
Net other assets (liabilities)—9.7%		1,765,157
NET ASSETS—100.0%		$18,115,157

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs International	8/25/25	3.33%	$13,795,805	$(37,653)
iShares iBoxx $ High Yield Corporate Bond ETF	UBS AG	8/25/25	5.13%	4,405,694	(13,768)
				$18,201,499	$(51,421)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

4 :: Banks UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (84.6%)

	Shares	Value
Ameris Bancorp (Banks)	1,054	$72,041
Apollo Global Management, Inc. (Financial Services)	478	69,463
Associated Banc-Corp. (Banks)	2,779	68,752
Atlantic Union Bankshares Corp. (Banks)	2,080	65,936
Axos Financial, Inc.* (Banks)	914	78,923
Banc of California, Inc. (Banks)	4,678	67,925
BancFirst Corp. (Banks)	397	49,434
Bank of America Corp. (Banks)	1,476	69,771
Bank of Hawaii Corp. (Banks)	982	60,766
Bank OZK (Banks)	1,444	71,189
BankUnited, Inc. (Banks)	1,893	69,038
Banner Corp. (Banks)	978	60,709
BOK Financial Corp. (Banks)	690	70,056
Cadence Bank (Banks)	2,123	73,987
Cathay General Bancorp (Banks)	1,474	66,654
Citigroup, Inc. (Banks)	842	78,894
Citizens Financial Group, Inc. (Banks)	1,594	76,066
Columbia Banking System, Inc. (Banks)	2,790	66,402
Comerica, Inc. (Banks)	1,139	76,962
Commerce Bancshares, Inc. (Banks)	1,061	64,933
Community Financial System, Inc. (Banks)	993	52,331
Corebridge Financial, Inc (Financial Services)	2,023	71,938
Cullen/Frost Bankers, Inc. (Banks)	517	65,871
CVB Financial Corp. (Banks)	3,130	58,500
East West Bancorp, Inc. (Banks)	704	70,576
Eastern Bankshares, Inc. (Banks)	4,331	66,914
Equitable Holdings, Inc. (Financial Services)	1,232	63,263
Essent Group, Ltd. (Financial Services)	1,128	63,157
F.N.B. Corp. (Banks)	4,695	71,927
Fifth Third Bancorp (Banks)	1,687	70,129
First Bancorp (Banks)	3,252	67,739
First Citizens BancShares, Inc.—Class A (Banks)	35	69,817
First Financial Bancorp (Banks)	1,768	42,856
First Financial Bankshares, Inc. (Banks)	1,790	61,970
First Hawaiian, Inc. (Banks)	2,732	66,251
First Horizon Corp. (Banks)	3,307	72,135
First Interstate BancSystem, Inc.—Class A (Banks)	2,379	68,491
First Merchants Corp. (Banks)	1,190	45,363
Fulton Financial Corp. (Banks)	3,757	67,438
Glacier Bancorp, Inc. (Banks)	1,537	67,367
Hancock Whitney Corp. (Banks)	1,202	71,783
Hilltop Holdings, Inc. (Banks)	1,528	45,229
Home BancShares, Inc. (Banks)	2,324	65,444
Huntington Bancshares, Inc. (Banks)	4,103	67,412
Independent Bank Corp. (Banks)	1,012	64,313
International Bancshares Corp. (Banks)	1,021	69,612
Jackson Financial, Inc.—Class A (Financial Services)	788	68,997
JPMorgan Chase & Co. (Banks)	246	72,875
KeyCorp (Banks)	4,067	72,881
Lakeland Financial Corp. (Banks)	755	47,844
M&T Bank Corp. (Banks)	358	67,555
MGIC Investment Corp. (Financial Services)	2,487	64,413
Mr. Cooper Group, Inc.* (Financial Services)	462	71,943
NBT Bancorp, Inc. (Banks)	1,153	47,711
New York Community Bancorp, Inc.* (Banks)	5,715	64,522
NMI Holdings, Inc.*—Class A (Financial Services)	1,634	60,981

Common Stocks, continued

	Shares	Value
Northern Trust Corp. (Capital Markets)	609	$79,170
OFG Bancorp (Banks)	1,406	59,924
Old National Bancorp (Banks)	3,118	65,821
Pacific Premier Bancorp, Inc. (Banks)	3,076	66,657
Park National Corp. (Banks)	230	37,230
Pathward Financial, Inc. (Banks)	858	64,886
PennyMac Financial Services, Inc. (Financial Services)	678	63,149
Pinnacle Financial Partners, Inc. (Banks)	621	54,580
PNC Financial Services Group, Inc. (Banks)	371	70,590
Popular, Inc. (Banks)	627	71,842
Prosperity Bancshares, Inc. (Banks)	943	62,823
Provident Financial Services, Inc. (Banks)	2,852	51,963
Radian Group, Inc. (Financial Services)	1,942	63,329
Regions Financial Corp. (Banks)	2,961	75,002
Renasant Corp. (Banks)	1,826	66,905
Rocket Cos, Inc.*(a) (Financial Services)	4,822	71,221
Seacoast Banking Corp. of Florida (Banks)	1,813	51,108
ServisFirst Bancshares, Inc. (Banks)	882	69,369
Simmons First National Corp.—Class A (Banks)	2,915	55,881
SouthState Corp. (Banks)	742	69,874
Synovus Financial Corp. (Banks)	1,348	63,680
Texas Capital Bancshares, Inc.* (Banks)	862	72,382
The Bancorp, Inc.* (Banks)	1,229	77,623
The Bank of New York Mellon Corp. (Capital Markets)	737	74,769
Triumph Financial, Inc.* (Banks)	950	53,884
Truist Financial Corp. (Banks)	1,640	71,684
Trustmark Corp. (Banks)	1,352	50,362
U.S. Bancorp (Banks)	1,493	67,125
UMB Financial Corp. (Banks)	630	69,294
United Bankshares, Inc. (Banks)	1,810	64,291
United Community Banks, Inc. (Banks)	2,263	69,022
Valley National Bancorp (Banks)	7,376	68,376
Voya Financial, Inc. (Financial Services)	985	68,950
Walker & Dunlop, Inc. (Financial Services)	930	69,759
Washington Federal, Inc. (Banks)	2,268	66,010
Webster Financial Corp. (Banks)	1,225	70,621
Wells Fargo & Co. (Banks)	881	71,035
WesBanco, Inc. (Banks)	2,082	62,731
Western Alliance Bancorp (Banks)	887	68,796
Wintrust Financial Corp. (Banks)	546	69,877
WSFS Financial Corp. (Banks)	1,240	68,002
Zions Bancorp N.A. (Banks)	1,350	72,387
TOTAL COMMON STOCKS (Cost $3,813,427)		6,447,433

Repurchase Agreements(b)(c) (19.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $1,451,169	$1,451,000	$1,451,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,451,000)		1,451,000
See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Banks UltraSector ProFund :: 5

Collateral for Securities Loaned(d) (0.9%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(e)	68,505	$68,505
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $68,505)		68,505
TOTAL INVESTMENT SECURITIES (Cost $5,332,932)—104.5%		7,966,938
Net other assets (liabilities)—(4.5)%		(345,270)
NET ASSETS—100.0%		$7,621,668

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2025. The total value of securities on loan as of July 31, 2025 was $67,455.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $850,000.

(d)  Securities were purchased with cash collateral held from securities on loan at July 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2025.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International	8/25/25	5.08%	$2,227,109	$(122,364)
S&P Banks Select Industry Index	UBS AG	8/25/25	5.13%	2,774,249	(133,761)
				$5,001,358	$(256,125)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Banks UltraSector ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Banks	$5,422,932	71.2%
Capital Markets	153,939	2.0%
Financial Services	870,562	11.4%
Other**	1,174,235	15.4%
Total	$7,621,668	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

6 :: Bear ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Repurchase Agreements(a)(b) (99.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $43,470,071	$43,465,000	$43,465,000
TOTAL REPURCHASE AGREEMENTS (Cost $43,465,000)		43,465,000
TOTAL INVESTMENT SECURITIES (Cost $43,465,000)—99.1%		43,465,000
Net other assets (liabilities)—0.9%		386,023
NET ASSETS—100.0%		$43,851,023

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $4,572,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Futures Contracts	2	9/22/25	$(637,425)	$(27,548)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/25	(4.83)%	$(39,373,951)	$318,427
S&P 500	UBS AG	8/27/25	(4.73)%	(3,835,331)	31,661
				$(43,209,282)	$350,088

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 7

Common Stocks (79.6%)

	Shares	Value
89bio, Inc.* (Biotechnology)	15,467	$146,937
AbbVie, Inc. (Biotechnology)	6,346	1,199,521
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	15,895	378,778
ADMA Biologics, Inc.* (Biotechnology)	33,617	628,638
Agios Pharmaceuticals, Inc.* (Biotechnology)	6,245	232,439
Akebia Therapeutics, Inc.* (Biotechnology)	32,104	118,303
Akero Therapeutics, Inc.* (Biotechnology)	11,773	575,111
Alkermes PLC* (Biotechnology)	20,389	540,105
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	4,070	1,596,416
Altimmune, Inc.*(a) (Biotechnology)	12,896	47,586
Amgen, Inc. (Biotechnology)	4,164	1,228,796
Amicus Therapeutics, Inc.* (Biotechnology)	52,467	314,277
AnaptysBio, Inc.* (Biotechnology)	3,392	83,274
Anavex Life Sciences Corp.* (Biotechnology)	11,649	131,634
Apellis Pharmaceuticals, Inc.* (Biotechnology)	18,185	406,253
Apogee Therapeutics, Inc.* (Biotechnology)	5,336	204,155
Arbutus Biopharma Corp.* (Biotechnology)	11,182	36,677
Arcellx, Inc.* (Biotechnology)	7,126	508,725
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	4,759	58,107
Arcus Biosciences, Inc.* (Biotechnology)	12,476	113,906
Arcutis Biotherapeutics, Inc.* (Biotechnology)	19,512	284,485
Ardelyx, Inc.* (Biotechnology)	45,446	192,691
ArriVent Biopharma, Inc.* (Biotechnology)	1,991	38,844
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	17,941	283,468
ARS Pharmaceuticals, Inc.* (Biotechnology)	10,220	180,690
Avidity Biosciences, Inc.* (Biotechnology)	16,040	588,828
Beam Therapeutics, Inc.* (Biotechnology)	15,528	306,057
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	38,045	309,686
Biogen, Inc.* (Biotechnology)	9,133	1,169,024
Biohaven, Ltd.* (Biotechnology)	15,320	231,332
BioMarin Pharmaceutical, Inc.* (Biotechnology)	21,260	1,229,891
Bridgebio Pharma, Inc.* (Biotechnology)	24,876	1,175,889
Capricor Therapeutics, Inc.* (Biotechnology)	6,061	49,579
CareDx, Inc.* (Biotechnology)	9,022	110,835
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	12,100	258,093
Celldex Therapeutics, Inc.* (Biotechnology)	9,046	198,831
CG Oncology, Inc.* (Biotechnology)	10,142	270,690
Cogent Biosciences, Inc.* (Biotechnology)	11,587	132,324
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	11,473	328,013
CRISPR Therapeutics AG*(a) (Biotechnology)	14,455	813,238
Cullinan Therapeutics, Inc.* (Biotechnology)	4,958	38,524
Cytokinetics, Inc.* (Biotechnology)	21,427	806,512
Day One Biopharmaceuticals, Inc.* (Biotechnology)	12,476	83,714
Denali Therapeutics, Inc.* (Biotechnology)	15,456	213,756
Dianthus Therapeutics, Inc.* (Biotechnology)	3,605	74,515
Disc Medicine, Inc.* (Biotechnology)	3,981	237,905
Dynavax Technologies Corp.* (Biotechnology)	20,567	225,826
Dyne Therapeutics, Inc.* (Biotechnology)	13,937	137,279

Common Stocks, continued

	Shares	Value
Emergent BioSolutions, Inc.* (Biotechnology)	9,849	$57,912
Exact Sciences Corp.* (Biotechnology)	21,833	1,025,059
Exelixis, Inc.* (Biotechnology)	29,332	1,062,405
Geron Corp.* (Biotechnology)	104,736	120,446
Gilead Sciences, Inc. (Biotechnology)	11,118	1,248,440
GRAIL, Inc.* (Biotechnology)	5,187	177,447
Halozyme Therapeutics, Inc.* (Biotechnology)	22,567	1,353,342
Humacyte, Inc.* (Biotechnology)	23,419	56,206
Ideaya Biosciences, Inc.* (Biotechnology)	13,881	338,002
ImmunityBio, Inc.*(a) (Biotechnology)	31,916	78,513
Immunome, Inc.* (Biotechnology)	9,658	101,602
Immunovant, Inc.* (Biotechnology)	13,459	216,421
Incyte Corp.* (Biotechnology)	17,650	1,321,809
Insmed, Inc.* (Biotechnology)	12,403	1,330,593
Intellia Therapeutics, Inc.* (Biotechnology)	16,281	189,511
Ionis Pharmaceuticals, Inc.* (Biotechnology)	18,301	786,577
Iovance Biotherapeutics, Inc.* (Biotechnology)	36,970	95,013
Janux Therapeutics, Inc.* (Biotechnology)	5,932	142,457
KalVista Pharmaceuticals, Inc.* (Biotechnology)	5,929	80,812
Keros Therapeutics, Inc.* (Biotechnology)	6,863	98,278
Krystal Biotech, Inc.* (Biotechnology)	4,382	674,258
Kura Oncology, Inc.* (Biotechnology)	13,288	80,392
Kymera Therapeutics, Inc.* (Biotechnology)	5,074	221,988
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	3,101	938,084
Mannkind Corp.* (Biotechnology)	29,745	112,436
Metsera, Inc.*(a) (Biotechnology)	2,439	80,463
MiMedx Group, Inc.* (Biotechnology)	7,961	57,240
Mineralys Therapeutics, Inc.* (Biotechnology)	7,253	102,630
Mirum Pharmaceuticals, Inc.* (Biotechnology)	4,703	243,051
Moderna, Inc.* (Biotechnology)	43,792	1,294,492
Myriad Genetics, Inc.* (Biotechnology)	14,278	54,828
Natera, Inc.* (Biotechnology)	7,287	973,980
Neurocrine Biosciences, Inc.* (Biotechnology)	9,787	1,254,987
Novavax, Inc.* (Biotechnology)	32,111	213,538
Nurix Therapeutics, Inc.* (Biotechnology)	9,573	107,792
Nuvalent, Inc.*—Class A (Biotechnology)	6,116	479,189
ORIC Pharmaceuticals, Inc.* (Biotechnology)	5,391	53,748
Praxis Precision Medicines, Inc.* (Biotechnology)	3,136	170,034
Protagonist Therapeutics, Inc.* (Biotechnology)	10,182	548,403
PTC Therapeutics, Inc.* (Biotechnology)	12,342	643,142
Recursion Pharmaceuticals, Inc.*(a)—Class A (Biotechnology)	45,025	267,899
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,343	1,278,013
REGENXBIO, Inc.* (Biotechnology)	7,668	65,255
Relay Therapeutics, Inc.* (Biotechnology)	23,002	80,967
Replimune Group, Inc.* (Biotechnology)	10,054	70,680
REVOLUTION Medicines, Inc.* (Biotechnology)	19,338	720,727
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	6,524	556,041

See accompanying notes to financial statements.

8 :: Biotechnology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Rigel Pharmaceuticals, Inc.* (Biotechnology)	2,313	$48,712
Roivant Sciences, Ltd.* (Biotechnology)	74,696	848,547
Sarepta Therapeutics, Inc.* (Biotechnology)	18,715	307,300
Scholar Rock Holding Corp.* (Biotechnology)	12,623	467,682
Soleno Therapeutics, Inc.* (Biotechnology)	5,992	518,128
Spyre Therapeutics, Inc.* (Biotechnology)	6,442	109,321
Stoke Therapeutics, Inc.* (Biotechnology)	6,505	83,589
Summit Therapeutics, Inc.*(a) (Biotechnology)	25,138	662,889
Syndax Pharmaceuticals, Inc.* (Biotechnology)	15,934	158,065
Taysha Gene Therapies, Inc.* (Biotechnology)	15,003	40,958
TG Therapeutics, Inc.* (Biotechnology)	23,794	844,687
Travere Therapeutics, Inc.* (Biotechnology)	15,657	241,901
Twist Bioscience Corp.* (Biotechnology)	9,564	321,063
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	10,252	280,085
uniQure N.V.* (Biotechnology)	8,698	121,076
United Therapeutics Corp.* (Biotechnology)	4,395	1,207,307
Vaxcyte, Inc.* (Biotechnology)	20,836	707,382
Vera Therapeutics, Inc.* (Biotechnology)	9,111	189,418
Veracyte, Inc.* (Biotechnology)	13,757	323,427
Verastem, Inc.* (Biotechnology)	13,255	81,783
Vericel Corp.* (Biotechnology)	6,003	209,745
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,686	1,227,153
Viking Therapeutics, Inc.* (Biotechnology)	19,910	648,469
Vir Biotechnology, Inc.* (Biotechnology)	16,689	84,613
Viridian Therapeutics, Inc.* (Biotechnology)	9,660	169,243
Xencor, Inc.* (Biotechnology)	11,453	95,289
TOTAL COMMON STOCKS (Cost $44,224,537)		49,743,091

RightsNM

Eli Lilly & Company†CVR (Biotechnology)	9,511	5,992
TOTAL RIGHTS (Cost $5,992)		5,992

Repurchase Agreements(b)(c) (23.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $14,559,698	$14,558,000	$14,558,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,558,000)		14,558,000

Collateral for Securities Loaned(d) (2.8%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(e)	1,773,710	$1,773,710
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,773,710)		1,773,710
TOTAL INVESTMENT SECURITIES (Cost $60,562,239)—105.7%		66,080,793
Net other assets (liabilities)—(5.7)%		(3,561,222)
NET ASSETS—100.0%		$62,519,571

*  Non-income producing security.

†  These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2025, these securities represented less than 0.05% of the net assets of the Fund.

(a)  All or part of this security was on loan as of July 31, 2025. The total value of securities on loan as of July 31, 2025 was $1,698,407.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $9,640,000.

(d)  Securities were purchased with cash collateral held from securities on loan at July 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2025.

CVR  Contingent Value Rights

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International	8/25/25	5.08%	$21,409,036	$(721,153)
S&P Biotechnology Select Industry Index	UBS AG	8/25/25	5.13%	22,623,260	(738,724)
				$44,032,296	$(1,459,877)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Biotechnology UltraSector ProFund :: 9

Biotechnology UltraSector ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Biotechnology	$49,749,083	79.6%
Other**	12,770,488	20.4%
Total	$62,519,571	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

10 :: Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (65.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	359	$53,570
A.O. Smith Corp. (Building Products)	79	5,592
Abbott Laboratories (Health Care Equipment & Supplies)	1,163	146,758
AbbVie, Inc. (Biotechnology)	1,181	223,232
Accenture PLC—Class A (IT Services)	418	111,648
Adobe, Inc.* (Software)	284	101,584
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,083	190,944
Aflac, Inc. (Insurance)	325	32,292
Agilent Technologies, Inc. (Life Sciences Tools & Services)	190	21,814
Air Products & Chemicals, Inc. (Chemicals)	149	42,894
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	288	38,134
Akamai Technologies, Inc.* (IT Services)	98	7,478
Albemarle Corp. (Chemicals)	79	5,360
Alexandria Real Estate Equities, Inc. (Office REITs)	103	7,872
Align Technology, Inc.* (Health Care Equipment & Supplies)	46	5,934
Allegion PLC (Building Products)	57	9,457
Alliant Energy Corp. (Electric Utilities)	173	11,247
Allstate Corp. (Insurance)	177	35,975
Alphabet, Inc.—Class A (Interactive Media & Services)	3,889	746,299
Alphabet, Inc.—Class C (Interactive Media & Services)	3,137	605,002
Altria Group, Inc. (Tobacco)	1,127	69,806
Amazon.com, Inc.* (Broadline Retail)	6,314	1,478,172
Amcor PLC (Containers & Packaging)	1,535	14,352
Ameren Corp. (Multi-Utilities)	180	18,203
American Electric Power Co., Inc. (Electric Utilities)	357	40,391
American Express Co. (Consumer Finance)	370	110,745
American International Group, Inc. (Insurance)	385	29,888
American Tower Corp.—Class A (Specialized REITs)	313	65,227
American Water Works Co., Inc. (Water Utilities)	130	18,231
Ameriprise Financial, Inc. (Capital Markets)	64	33,164
AMETEK, Inc. (Electrical Equipment)	154	28,467
Amgen, Inc. (Biotechnology)	359	105,941
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	808	86,059
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	331	74,353
Aon PLC—Class A (Insurance)	144	51,222
APA Corp. (Oil, Gas & Consumable Fuels)	245	4,726
Apollo Global Management, Inc. (Financial Services)	301	43,741
Apple, Inc. (Technology Hardware, Storage & Peripherals)	9,979	2,071,341
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	543	97,773
Aptiv PLC* (Automobile Components)	146	10,021
Arch Capital Group, Ltd. (Insurance)	249	21,429
Archer-Daniels-Midland Co. (Food Products)	322	17,446
Arista Networks, Inc.* (Communications Equipment)	688	84,775

Common Stocks, continued

	Shares	Value
Arthur J. Gallagher & Co. (Insurance)	172	$49,407
Assurant, Inc. (Insurance)	33	6,181
AT&T, Inc. (Diversified Telecommunication Services)	4,812	131,897
Atmos Energy Corp. (Gas Utilities)	106	16,528
Autodesk, Inc.* (Software)	144	43,648
Automatic Data Processing, Inc. (Professional Services)	270	83,566
AutoZone, Inc.* (Specialty Retail)	11	41,452
AvalonBay Communities, Inc. (Residential REITs)	95	17,696
Avery Dennison Corp. (Containers & Packaging)	53	8,892
Axon Enterprise, Inc.* (Aerospace & Defense)	49	37,019
Baker Hughes Co. (Energy Equipment & Services)	664	29,913
Ball Corp. (Containers & Packaging)	186	10,650
Bank of America Corp. (Banks)	4,380	207,043
Baxter International, Inc. (Health Care Equipment & Supplies)	346	7,529
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	191	34,046
Berkshire Hathaway, Inc.*—Class B (Financial Services)	1,224	577,580
Best Buy Co., Inc. (Specialty Retail)	129	8,393
Biogen, Inc.* (Biotechnology)	98	12,544
Bio-Techne Corp. (Life Sciences Tools & Services)	106	5,801
BlackRock, Inc. (Capital Markets)	97	107,283
Blackstone, Inc. (Capital Markets)	488	84,404
Block, Inc.* (Financial Services)	370	28,586
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	21	115,584
Boston Properties, Inc. (Office REITs)	97	6,347
Boston Scientific Corp.* (Health Care Equipment & Supplies)	988	103,661
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,362	58,988
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,141	922,511
Broadridge Financial Solutions, Inc. (Professional Services)	79	19,553
Brown & Brown, Inc. (Insurance)	159	14,528
Brown-Forman Corp.—Class B (Beverages)	125	3,606
Builders FirstSource, Inc.* (Building Products)	73	9,280
Bunge Global SA (Food Products)	90	7,178
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	80	9,226
Cadence Design Systems, Inc.* (Software)	182	66,352
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	142	3,789
Camden Property Trust (Residential REITs)	71	7,753
Campbell Soup Co. (Food Products)	134	4,277
Capital One Financial Corp. (Consumer Finance)	427	91,805
Cardinal Health, Inc. (Health Care Providers & Services)	160	24,835
CarMax, Inc.* (Specialty Retail)	103	5,831
Carnival Corp.* (Hotels, Restaurants & Leisure)	705	20,988
Carrier Global Corp. (Building Products)	533	36,574

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Bull ProFund :: 11

Common Stocks, continued

	Shares	Value
Caterpillar, Inc. (Machinery)	314	$137,537
Cboe Global Markets, Inc. (Capital Markets)	69	16,632
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	196	30,525
CDW Corp. (Electronic Equipment, Instruments & Components)	87	15,171
Cencora, Inc. (Health Care Providers & Services)	115	32,899
Centene Corp.* (Health Care Providers & Services)	336	8,760
CenterPoint Energy, Inc. (Multi-Utilities)	439	17,042
CF Industries Holdings, Inc. (Chemicals)	109	10,118
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	33	5,598
Charter Communications, Inc.*—Class A (Media)	64	17,239
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,274	193,189
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	902	38,678
Chubb, Ltd. (Insurance)	249	66,244
Church & Dwight Co., Inc. (Household Products)	165	15,472
Cincinnati Financial Corp. (Insurance)	104	15,341
Cintas Corp. (Commercial Services & Supplies)	230	51,187
Cisco Systems, Inc. (Communications Equipment)	2,659	181,025
Citigroup, Inc. (Banks)	1,248	116,938
Citizens Financial Group, Inc. (Banks)	291	13,887
CME Group, Inc. (Capital Markets)	241	67,065
CMS Energy Corp. (Multi-Utilities)	200	14,760
Cognizant Technology Solutions Corp.—Class A (IT Services)	330	23,681
Coinbase Global, Inc.*—Class A (Capital Markets)	142	53,642
Colgate-Palmolive Co. (Household Products)	542	45,447
Comcast Corp.—Class A (Media)	2,492	82,810
Conagra Brands, Inc. (Food Products)	322	5,880
ConocoPhillips (Oil, Gas & Consumable Fuels)	842	80,276
Consolidated Edison, Inc. (Multi-Utilities)	241	24,944
Constellation Brands, Inc.—Class A (Beverages)	102	17,038
Constellation Energy Corp. (Electric Utilities)	209	72,699
Copart, Inc.* (Commercial Services & Supplies)	590	26,745
Corning, Inc. (Electronic Equipment, Instruments & Components)	517	32,695
Corpay, Inc.* (Software)	47	15,183
Corteva, Inc. (Chemicals)	456	32,891
CoStar Group, Inc.* (Real Estate Management & Development)	281	26,748
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	296	278,134
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	514	12,536
Crowdstrike Holdings, Inc.*—Class A (Software)	166	75,459
Crown Castle International Corp. (Specialized REITs)	291	30,581
CSX Corp. (Ground Transportation)	1,257	44,674
Cummins, Inc. (Machinery)	92	33,821
CVS Health Corp. (Health Care Providers & Services)	845	52,475

Common Stocks, continued

	Shares	Value
D.R. Horton, Inc. (Household Durables)	185	$26,426
Danaher Corp. (Life Sciences Tools & Services)	425	83,793
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	78	15,730
Datadog, Inc.*—Class A (Software)	212	29,676
DaVita, Inc.* (Health Care Providers & Services)	28	3,930
Dayforce, Inc.* (Professional Services)	108	6,228
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	101	10,723
Deere & Co. (Machinery)	169	88,619
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	201	26,671
Delta Air Lines, Inc. (Passenger Airlines)	437	23,252
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	432	14,351
Dexcom, Inc.* (Health Care Equipment & Supplies)	262	21,162
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	125	18,583
Digital Realty Trust, Inc. (Specialized REITs)	211	37,229
Dollar General Corp. (Consumer Staples Distribution & Retail)	147	15,420
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	132	14,989
Dominion Energy, Inc. (Multi-Utilities)	571	33,375
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	24	11,117
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	230	57,558
Dover Corp. (Machinery)	92	16,665
Dow, Inc. (Chemicals)	475	11,063
DTE Energy Co. (Multi-Utilities)	138	19,101
Duke Energy Corp. (Electric Utilities)	519	63,131
DuPont de Nemours, Inc. (Chemicals)	281	20,204
Eastman Chemical Co. (Chemicals)	78	5,664
Eaton Corp. PLC (Electrical Equipment)	262	100,797
eBay, Inc. (Broadline Retail)	308	28,259
Ecolab, Inc. (Chemicals)	169	44,237
Edison International (Electric Utilities)	258	13,447
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	392	31,090
Electronic Arts, Inc. (Entertainment)	152	23,178
Elevance Health, Inc. (Health Care Providers & Services)	151	42,745
Eli Lilly & Co. (Pharmaceuticals)	526	389,278
Emerson Electric Co. (Electrical Equipment)	377	54,857
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	91	2,945
Entergy Corp. (Electric Utilities)	299	27,039
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	364	43,687
EPAM Systems, Inc.* (IT Services)	39	6,151
EQT Corp. (Oil, Gas & Consumable Fuels)	401	21,554
Equifax, Inc. (Professional Services)	83	19,939
Equinix, Inc. (Specialized REITs)	65	51,037
Equity Residential (Residential REITs)	229	14,472
Erie Indemnity Co.—Class A (Insurance)	17	6,056
Essex Property Trust, Inc. (Residential REITs)	43	11,188

See accompanying notes to financial statements.

12 :: Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares		Value
Everest Group, Ltd. (Insurance)	28		$9,402
Evergy, Inc. (Electric Utilities)	155		10,974
Eversource Energy (Electric Utilities)	246		16,261
Exelon Corp. (Electric Utilities)	677		30,424
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	145		15,193
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	82		14,778
Expeditors International of Washington, Inc. (Air Freight & Logistics)	91		10,578
Extra Space Storage, Inc. (Specialized REITs)	142		19,079
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	2,881		321,635
F5, Inc.* (Communications Equipment)	39		12,223
FactSet Research Systems, Inc. (Capital Markets)	26		10,475
Fair Isaac Corp.* (Software)	17		24,424
Fastenal Co. (Trading Companies & Distributors)	768		35,428
Federal Realty Investment Trust (Retail REITs)	53		4,884
FedEx Corp. (Air Freight & Logistics)	147		32,853
Fidelity National Information Services, Inc. (Financial Services)	352		27,952
Fifth Third Bancorp (Banks)	448		18,623
First Horizon Corp. (Banks)	—	(a)	8
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	72		12,581
FirstEnergy Corp. (Electric Utilities)	344		14,692
Fiserv, Inc.* (Financial Services)	370		51,408
Ford Motor Co. (Automobiles)	2,614		28,937
Fortinet, Inc.* (Software)	425		42,458
Fortive Corp. (Machinery)	229		10,976
Fox Corp.—Class A (Media)	144		8,029
Fox Corp.—Class B (Media)	89		4,551
Franklin Resources, Inc. (Capital Markets)	210		5,040
Freeport-McMoRan, Inc. (Metals & Mining)	962		38,711
Garmin, Ltd. (Household Durables)	103		22,532
Gartner, Inc.* (IT Services)	51		17,271
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	306		21,824
GE Vernova, Inc. (Electrical Equipment)	182		120,172
Gen Digital, Inc. (Software)	368		10,852
Generac Holdings, Inc.* (Electrical Equipment)	40		7,788
General Dynamics Corp. (Aerospace & Defense)	168		52,350
General Electric Co. (Industrial Conglomerates)	713		193,280
General Mills, Inc. (Food Products)	368		18,025
General Motors Co. (Automobiles)	644		34,351
Genuine Parts Co. (Distributors)	93		11,985
Gilead Sciences, Inc. (Biotechnology)	830		93,201
Global Payments, Inc. (Financial Services)	163		13,032
Globe Life, Inc. (Insurance)	55		7,726
GoDaddy, Inc.*—Class A (IT Services)	95		15,350
Halliburton Co. (Energy Equipment & Services)	578		12,947
Hasbro, Inc. (Leisure Products)	88		6,614
HCA Healthcare, Inc. (Health Care Providers & Services)	116		41,063
Healthpeak Properties, Inc. (Health Care REITs)	467		7,911

Common Stocks, continued

	Shares	Value
Henry Schein, Inc.* (Health Care Providers & Services)	83	$5,615
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	881	18,228
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	159	42,625
Hologic, Inc.* (Health Care Equipment & Supplies)	150	10,023
Honeywell International, Inc. (Industrial Conglomerates)	429	95,388
Hormel Foods Corp. (Food Products)	198	5,562
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	467	7,341
Howmet Aerospace, Inc. (Aerospace & Defense)	270	48,538
HP, Inc. (Technology Hardware, Storage & Peripherals)	633	15,698
Hubbell, Inc. (Electrical Equipment)	35	15,312
Humana, Inc. (Health Care Providers & Services)	80	19,990
Huntington Bancshares, Inc. (Banks)	977	16,052
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	27	7,529
IDEX Corp. (Machinery)	50	8,176
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	54	28,853
Illinois Tool Works, Inc. (Machinery)	178	45,563
Incyte Corp.* (Biotechnology)	108	8,088
Ingersoll Rand, Inc. (Machinery)	270	22,850
Insulet Corp.* (Health Care Equipment & Supplies)	47	13,555
Intel Corp. (Semiconductors & Semiconductor Equipment)	2,918	57,776
Intercontinental Exchange, Inc. (Capital Markets)	384	70,975
International Business Machines Corp. (IT Services)	622	157,459
International Flavors & Fragrances, Inc. (Chemicals)	172	12,217
International Paper Co. (Containers & Packaging)	355	16,593
Intuit, Inc. (Software)	187	146,819
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	239	114,980
Invesco, Ltd. (Capital Markets)	302	6,345
Invitation Homes, Inc. (Residential REITs)	384	11,770
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	110	20,445
Iron Mountain, Inc. (Specialized REITs)	198	19,277
J.B. Hunt Transport Services, Inc. (Ground Transportation)	53	7,635
Jabil, Inc. (Electronic Equipment, Instruments & Components)	72	16,068
Jack Henry & Associates, Inc. (Financial Services)	49	8,321
Jacobs Solutions, Inc. (Professional Services)	80	11,350
Johnson & Johnson (Pharmaceuticals)	1,607	264,737
Johnson Controls International PLC (Building Products)	440	46,201
JPMorgan Chase & Co. (Banks)	1,856	549,821
Kellanova (Food Products)	180	14,369

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Bull ProFund :: 13

Common Stocks, continued

	Shares	Value
Kenvue, Inc. (Personal Care Products)	1,286	$27,572
Keurig Dr Pepper, Inc. (Beverages)	911	29,744
KeyCorp (Banks)	662	11,863
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	115	18,850
Kimberly-Clark Corp. (Household Products)	222	27,666
Kimco Realty Corp. (Retail REITs)	456	9,681
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,294	36,310
KKR & Co., Inc. (Capital Markets)	453	66,401
KLA Corp. (Semiconductors & Semiconductor Equipment)	89	78,234
L3Harris Technologies, Inc. (Aerospace & Defense)	125	34,353
Labcorp Holdings, Inc. (Health Care Providers & Services)	57	14,825
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	856	81,183
Lamb Weston Holdings, Inc. (Food Products)	96	5,479
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	229	12,000
Leidos Holdings, Inc. (Professional Services)	86	13,730
Lennar Corp.—Class A (Household Durables)	155	17,388
Lennox International, Inc. (Building Products)	21	12,789
Linde PLC (Chemicals)	314	144,521
Live Nation Entertainment, Inc.* (Entertainment)	105	15,509
LKQ Corp. (Distributors)	176	5,187
Lockheed Martin Corp. (Aerospace & Defense)	139	58,516
Loews Corp. (Insurance)	116	10,503
Lowe's Cos., Inc. (Specialty Retail)	374	83,615
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	73	14,639
LyondellBasell Industries N.V.—Class A (Chemicals)	173	10,022
M&T Bank Corp. (Banks)	107	20,191
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	205	34,889
MarketAxess Holdings, Inc. (Capital Markets)	25	5,138
Marriott International, Inc., Class A (Hotels, Restaurants & Leisure)	152	39,999
Marsh & McLennan Cos., Inc. (Insurance)	328	65,338
Martin Marietta Materials, Inc. (Construction Materials)	41	23,570
Masco Corp. (Building Products)	142	9,674
MasterCard, Inc.—Class A (Financial Services)	542	307,027
Match Group, Inc. (Interactive Media & Services)	166	5,689
McCormick & Co., Inc. (Food Products)	170	12,007
McDonald's Corp. (Hotels, Restaurants & Leisure)	478	143,432
McKesson Corp. (Health Care Providers & Services)	84	58,257
Medtronic PLC (Health Care Equipment & Supplies)	858	77,426
Merck & Co., Inc. (Pharmaceuticals)	1,678	131,085
Meta Platforms, Inc.—Class A (Interactive Media & Services)	1,450	1,121,488
MetLife, Inc. (Insurance)	377	28,633
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	14	17,272

Common Stocks, continued

	Shares	Value
MGM Resorts International* (Hotels, Restaurants & Leisure)	141	$5,139
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	360	24,332
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	748	81,637
Microsoft Corp. (Software)	4,966	2,649,360
Mid-America Apartment Communities, Inc. (Residential REITs)	78	11,110
Moderna, Inc.* (Biotechnology)	230	6,799
Mohawk Industries, Inc.* (Household Durables)	35	4,008
Molina Healthcare, Inc.* (Health Care Providers & Services)	36	5,683
Molson Coors Beverage Co.—Class B (Beverages)	116	5,652
Mondelez International, Inc.—Class A (Food Products)	865	55,957
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	32	22,760
Monster Beverage Corp.* (Beverages)	470	27,613
Moody's Corp. (Capital Markets)	104	53,636
Morgan Stanley (Capital Markets)	826	117,672
Motorola Solutions, Inc. (Communications Equipment)	112	49,166
MSCI, Inc. (Capital Markets)	51	28,629
Nasdaq, Inc. (Capital Markets)	276	26,557
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	136	14,162
Netflix, Inc.* (Entertainment)	284	329,271
Newmont Corp. (Metals & Mining)	744	46,202
News Corp.—Class A (Media)	255	7,477
News Corp.—Class B (Media)	77	2,573
NextEra Energy, Inc. (Electric Utilities)	1,377	97,849
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	787	58,781
NiSource, Inc. (Multi-Utilities)	317	13,457
Nordson Corp. (Machinery)	36	7,712
Norfolk Southern Corp. (Ground Transportation)	151	41,978
Northern Trust Corp. (Capital Markets)	130	16,900
Northrop Grumman Corp. (Aerospace & Defense)	90	51,895
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	301	7,694
NRG Energy, Inc. (Electric Utilities)	131	21,903
Nucor Corp. (Metals & Mining)	154	22,033
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	16,294	2,898,213
NVR, Inc.* (Household Durables)	1	7,549
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	169	36,127
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	476	20,915
Old Dominion Freight Line, Inc. (Ground Transportation)	124	18,507
Omnicom Group, Inc. (Media)	130	9,367
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	281	15,837
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	418	34,322

See accompanying notes to financial statements.

14 :: Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Oracle Corp. (Software)	1,087	$275,848
O'Reilly Automotive, Inc.* (Specialty Retail)	571	56,141
Otis Worldwide Corp. (Machinery)	263	22,536
PACCAR, Inc. (Machinery)	350	34,566
Packaging Corp. of America (Containers & Packaging)	60	11,625
Palantir Technologies, Inc.*—Class A (Software)	1,421	225,015
Palo Alto Networks, Inc.* (Software)	443	76,905
Paramount Global(b)—Class B (Media)	406	5,103
Parker-Hannifin Corp. (Machinery)	86	62,943
Paychex, Inc. (Professional Services)	215	31,031
Paycom Software, Inc. (Professional Services)	32	7,409
PayPal Holdings, Inc.* (Financial Services)	650	44,694
Pentair PLC (Machinery)	111	11,344
PepsiCo, Inc. (Beverages)	916	126,335
Pfizer, Inc. (Pharmaceuticals)	3,803	88,572
PG&E Corp. (Electric Utilities)	1,472	20,637
Philip Morris International, Inc. (Tobacco)	1,040	170,612
Phillips 66 (Oil, Gas & Consumable Fuels)	272	33,614
Pinnacle West Capital Corp. (Electric Utilities)	80	7,250
PNC Financial Services Group, Inc. (Banks)	264	50,231
Pool Corp. (Distributors)	25	7,704
PPG Industries, Inc. (Chemicals)	151	15,931
PPL Corp. (Electric Utilities)	497	17,738
Principal Financial Group, Inc. (Insurance)	138	10,741
Prologis, Inc. (Industrial REITs)	621	66,310
Prudential Financial, Inc. (Insurance)	237	24,548
PTC, Inc.* (Software)	80	17,185
Public Service Enterprise Group, Inc. (Multi-Utilities)	334	29,990
Public Storage (Specialized REITs)	105	28,554
PulteGroup, Inc. (Household Durables)	134	15,131
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	733	107,575
Quanta Services, Inc. (Construction & Engineering)	100	40,613
Quest Diagnostics, Inc. (Health Care Providers & Services)	75	12,556
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	27	8,066
Raymond James Financial, Inc. (Capital Markets)	121	20,223
Raytheon Technologies Corp. (Aerospace & Defense)	894	140,867
Realty Income Corp. (Retail REITs)	605	33,959
Regency Centers Corp. (Retail REITs)	110	7,854
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	69	37,637
Regions Financial Corp. (Banks)	605	15,325
Republic Services, Inc. (Commercial Services & Supplies)	136	31,368
ResMed, Inc. (Health Care Equipment & Supplies)	98	26,650
Revvity, Inc. (Life Sciences Tools & Services)	79	6,944
Rockwell Automation, Inc. (Electrical Equipment)	75	26,378
Rollins, Inc. (Commercial Services & Supplies)	190	10,881
Roper Technologies, Inc. (Software)	72	39,629
Ross Stores, Inc. (Specialty Retail)	220	30,039

Common Stocks, continued

	Shares	Value
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	167	$53,084
S&P Global, Inc. (Capital Markets)	209	115,180
Salesforce, Inc. (Software)	641	165,590
SBA Communications Corp.—Class A (Specialized REITs)	72	16,180
Schlumberger N.V. (Energy Equipment & Services)	912	30,826
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	142	22,295
Sempra (Multi-Utilities)	436	35,611
ServiceNow, Inc.* (Software)	138	130,151
Simon Property Group, Inc. (Retail REITs)	205	33,577
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	101	6,923
Smurfit WestRock PLC (Containers & Packaging)	333	14,779
Snap-on, Inc. (Machinery)	35	11,242
Solventum Corp.* (Health Care Equipment & Supplies)	94	6,708
Southwest Airlines Co. (Passenger Airlines)	384	11,877
Stanley Black & Decker, Inc. (Machinery)	104	7,036
Starbucks Corp. (Hotels, Restaurants & Leisure)	760	67,762
State Street Corp. (Capital Markets)	190	21,233
Steel Dynamics, Inc. (Metals & Mining)	92	11,736
STERIS PLC (Health Care Equipment & Supplies)	65	14,722
Stryker Corp. (Health Care Equipment & Supplies)	230	90,328
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	344	20,286
Synchrony Financial (Consumer Finance)	255	17,766
Synopsys, Inc.* (Software)	143	90,586
Sysco Corp. (Consumer Staples Distribution & Retail)	324	25,790
T. Rowe Price Group, Inc. (Capital Markets)	147	14,913
Take-Two Interactive Software, Inc.* (Entertainment)	114	25,391
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	140	15,124
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	145	24,129
Target Corp. (Consumer Staples Distribution & Retail)	304	30,552
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	198	40,739
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	31	17,082
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	107	11,495
Tesla, Inc.* (Automobiles)	1,871	576,773
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	607	109,903
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	12	11,618
Textron, Inc. (Aerospace & Defense)	121	9,410
The AES Corp. (Independent Power/ Renewable Electricity Producers)	479	6,299

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Bull ProFund :: 15

Common Stocks, continued

	Shares	Value
The Bank of New York Mellon Corp. (Capital Markets)	479	$48,595
The Boeing Co.* (Aerospace & Defense)	503	111,586
The Charles Schwab Corp. (Capital Markets)	1,142	111,608
The Cigna Group (Health Care Providers & Services)	178	47,594
The Clorox Co. (Household Products)	82	10,296
The Coca-Cola Co. (Beverages)	2,589	175,766
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	133	9,402
The Estee Lauder Cos., Inc. (Personal Care Products)	157	14,654
The Goldman Sachs Group, Inc. (Capital Markets)	205	148,335
The Hartford Financial Services Group, Inc. (Insurance)	190	23,634
The Hershey Co. (Food Products)	99	18,427
The Home Depot, Inc. (Specialty Retail)	664	244,027
The Interpublic Group of Cos., Inc. (Media)	250	6,150
The J.M. Smucker Co. (Food Products)	71	7,621
The Kraft Heinz Co. (Food Products)	581	15,954
The Kroger Co. (Consumer Staples Distribution & Retail)	409	28,671
The Mosaic Co. (Chemicals)	215	7,742
The Procter & Gamble Co. (Household Products)	1,565	235,485
The Progressive Corp. (Insurance)	392	94,880
The Sherwin-Williams Co. (Chemicals)	154	50,956
The Southern Co. (Electric Utilities)	734	69,348
The TJX Cos., Inc. (Specialty Retail)	747	93,024
The Trade Desk, Inc.*—Class A (Media)	301	26,175
The Travelers Cos., Inc. (Insurance)	151	39,296
The Walt Disney Co. (Entertainment)	1,202	143,170
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	817	48,979
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	252	117,856
TKO Group Holdings, Inc.* (Entertainment)	45	7,560
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	319	76,053
Tractor Supply Co. (Specialty Retail)	356	20,274
Trane Technologies PLC (Building Products)	149	65,275
TransDigm Group, Inc. (Aerospace & Defense)	37	59,513
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	159	13,339
Truist Financial Corp. (Banks)	877	38,334
Tyler Technologies, Inc.* (Software)	29	16,952
Tyson Foods, Inc.—Class A (Food Products)	194	10,146
U.S. Bancorp (Banks)	1,044	46,938
Uber Technologies, Inc.* (Ground Transportation)	1,398	122,674
UDR, Inc. (Residential REITs)	203	7,976
Ulta Beauty, Inc.* (Specialty Retail)	29	14,935
Union Pacific Corp. (Ground Transportation)	399	88,566
United Airlines Holdings, Inc.* (Passenger Airlines)	218	19,252
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	490	42,218
United Rentals, Inc. (Trading Companies & Distributors)	43	37,966

Common Stocks, continued

	Shares	Value
UnitedHealth Group, Inc. (Health Care Providers & Services)	606	$151,232
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	39	6,492
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	209	28,698
Ventas, Inc. (Health Care REITs)	302	20,288
Veralto Corp. (Commercial Services & Supplies)	165	17,297
VeriSign, Inc. (IT Services)	54	14,519
Verisk Analytics, Inc. (Professional Services)	93	25,920
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,819	120,540
Vertex Pharmaceuticals, Inc.* (Biotechnology)	172	78,582
Viatris, Inc. (Pharmaceuticals)	787	6,878
VICI Properties, Inc. (Specialized REITs)	709	23,113
Visa, Inc.—Class A (Financial Services)	1,144	395,218
Vistra Corp. (Independent Power/Renewable Electricity Producers)	226	47,130
Vulcan Materials Co. (Construction Materials)	89	24,446
W.R. Berkley Corp. (Insurance)	201	13,831
W.W. Grainger, Inc. (Trading Companies & Distributors)	29	30,147
Wabtec Corp. (Machinery)	115	22,086
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	483	5,622
Walmart, Inc. (Consumer Staples Distribution & Retail)	2,886	282,771
Warner Bros. Discovery, Inc.* (Entertainment)	1,508	19,860
Waste Management, Inc. (Commercial Services & Supplies)	244	55,915
Waters Corp.* (Life Sciences Tools & Services)	40	11,550
WEC Energy Group, Inc. (Multi-Utilities)	213	23,234
Wells Fargo & Co. (Banks)	2,175	175,370
Welltower, Inc. (Health Care REITs)	415	68,504
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	48	11,484
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	233	18,335
Weyerhaeuser Co. (Specialized REITs)	488	12,224
Williams-Sonoma, Inc. (Specialty Retail)	82	15,338
Willis Towers Watson PLC (Insurance)	66	20,843
Workday, Inc.*—Class A (Software)	145	33,260
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	59	6,433
Xcel Energy, Inc. (Electric Utilities)	386	28,348
Xylem, Inc. (Machinery)	162	23,428
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	186	26,812
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	33	11,188
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	133	12,189
Zoetis, Inc. (Pharmaceuticals)	298	43,445
TOTAL COMMON STOCKS (Cost $7,884,455)		35,905,964

See accompanying notes to financial statements.

16 :: Bull ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Repurchase Agreements(c)(d) (27.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $15,257,780	$15,256,000	$15,256,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,256,000)		15,256,000

Collateral for Securities Loaned(e)(NM)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.34%(f)	5,280	$5,280
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $5,280)		5,280
TOTAL INVESTMENT SECURITIES (Cost $23,145,735)—93.4%		51,167,244
Net other assets (liabilities)—6.6%		3,610,275
NET ASSETS—100.0%		$54,777,519

*  Non-income producing security.

(a)  Number of shares is less than 0.50.

(b)  All or part of this security was on loan as of July 31, 2025. The total value of securities on loan as of July 31, 2025 was $4,827.

(c)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $1,361,000.

(e)  Securities were purchased with cash collateral held from securities on loan at July 31, 2025.

(f)  Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2025.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Futures Contracts	12	9/22/25	$3,824,550	$165,210

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/25	5.08%	$9,721,455	$(73,450)
S&P 500	UBS AG	8/27/25	5.13%	5,312,409	(23,578)
				$15,033,864	$(97,028)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Bull ProFund :: 17

Bull ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$611,577	1.1%
Air Freight & Logistics	94,875	0.2%
Automobile Components	10,021	NM
Automobiles	640,061	1.2%
Banks	1,280,624	2.4%
Beverages	385,755	0.7%
Biotechnology	566,024	1.0%
Broadline Retail	1,506,430	2.8%
Building Products	194,842	0.4%
Capital Markets	1,250,045	2.3%
Chemicals	413,820	0.8%
Commercial Services & Supplies	193,393	0.3%
Communications Equipment	327,189	0.6%
Construction & Engineering	40,613	0.1%
Construction Materials	48,016	0.1%
Consumer Finance	220,315	0.4%
Consumer Staples Distribution & Retail	681,948	1.2%
Containers & Packaging	76,891	0.1%
Distributors	24,876	NM
Diversified Telecommunication Services	252,437	0.5%
Electric Utilities	563,378	1.0%
Electrical Equipment	353,771	0.6%
Electronic Equipment, Instruments & Components	251,191	0.5%
Energy Equipment & Services	73,686	0.1%
Entertainment	563,939	1.0%
Financial Services	1,497,560	2.7%
Food Products	198,328	0.4%
Gas Utilities	16,528	NM
Ground Transportation	324,034	0.6%
Health Care Equipment & Supplies	776,840	1.4%
Health Care Providers & Services	528,951	1.0%
Health Care REITs	96,704	0.2%
Hotel & Resort REITs	7,341	NM
Hotels, Restaurants & Leisure	721,337	1.3%
Household Durables	93,034	0.2%
Household Products	334,366	0.6%
Independent Power/Renewable Electricity Producers	53,429	0.1%
Industrial Conglomerates	342,238	0.6%
Industrial REITs	66,310	0.1%
	Value	% of Net Assets
Insurance	$677,938	1.2%
Interactive Media & Services	2,478,478	4.5%
IT Services	353,557	0.6%
Leisure Products	6,614	NM
Life Sciences Tools & Services	302,557	0.6%
Machinery	567,100	1.0%
Media	169,474	0.3%
Metals & Mining	118,682	0.2%
Multi-Utilities	229,717	0.4%
Office REITs	14,219	NM
Oil, Gas & Consumable Fuels	999,204	1.8%
Passenger Airlines	54,381	0.1%
Personal Care Products	42,226	0.1%
Pharmaceuticals	982,983	1.8%
Professional Services	218,725	0.4%
Real Estate Management & Development	57,273	0.1%
Residential REITs	81,965	0.1%
Retail REITs	89,955	0.2%
Semiconductors & Semiconductor Equipment	4,833,102	8.9%
Software	4,276,936	7.8%
Specialized REITs	302,500	0.6%
Specialty Retail	613,069	1.1%
Technology Hardware, Storage & Peripherals	2,207,016	4.0%
Textiles, Apparel & Luxury Goods	107,333	0.2%
Tobacco	240,418	0.4%
Trading Companies & Distributors	103,541	0.2%
Water Utilities	18,231	0.1%
Wireless Telecommunication Services	76,053	0.2%
Other**	18,871,555	34.5%
Total	$54,777,519	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

18 :: Communication Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (74.9%)

	Shares	Value
Alphabet, Inc.—Class A (Interactive Media & Services)	12,576	$2,413,334
Alphabet, Inc.—Class C (Interactive Media & Services)	10,144	1,956,372
AT&T, Inc. (Diversified Telecommunication Services)	35,005	959,487
Charter Communications, Inc.*—Class A (Media)	2,481	668,282
Comcast Corp.—Class A (Media)	28,199	937,053
Electronic Arts, Inc. (Entertainment)	6,718	1,024,428
Fox Corp.—Class A (Media)	7,009	390,822
Fox Corp.—Class B (Media)	4,320	220,925
Live Nation Entertainment, Inc.* (Entertainment)	5,161	762,280
Match Group, Inc.* (Interactive Media & Services)	8,030	275,188
Meta Platforms, Inc.—Class A (Interactive Media & Services)	5,826	4,506,061
Netflix, Inc.* (Entertainment)	1,502	1,741,419
News Corp.—Class A (Media)	12,352	362,161
News Corp.—Class B (Media)	3,650	121,983
Omnicom Group, Inc. (Media)	6,389	460,327
Paramount Global(a)—Class B (Media)	19,706	247,704
Take-Two Interactive Software, Inc.* (Entertainment)	4,226	941,257
The Interpublic Group of Cos., Inc. (Media)	12,108	297,857
The Trade Desk, Inc.*—Class A (Media)	1,983	172,442
The Walt Disney Co. (Entertainment)	8,300	988,613
TKO Group Holdings, Inc.* (Entertainment)	2,195	368,782
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	4,296	1,024,209
Verizon Communications, Inc. (Diversified Telecommunication Services)	22,680	969,797
Warner Bros. Discovery, Inc.* (Entertainment)	73,726	970,971
TOTAL COMMON STOCKS (Cost $18,828,721)		22,781,754

Repurchase Agreements(b)(c) (26.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $7,991,932	$7,991,000	$7,991,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,991,000)		7,991,000

Collateral for Securities Loaned(d) (0.8%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.34%(e)	236,803	$236,803
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $236,803)		236,803
TOTAL INVESTMENT SECURITIES (Cost $27,056,524)—102.0%		31,009,557
Net other assets (liabilities)—(2.0)%		(602,220)
NET ASSETS—100.0%		$30,407,337

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2025. The total value of securities on loan as of July 31, 2025 was $216,481.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $2,072,000.

(d)  Securities were purchased with cash collateral held from securities on loan at July 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2025.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	8/25/25	5.08%	$14,131,966	$(75,454)
S&P Communication Services Select Sector Index	UBS AG	8/25/25	5.13%	8,715,807	(118,599)
				$22,847,773	$(194,053)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Communication Services UltraSector ProFund :: 19

Communication Services UltraSector ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Diversified Telecommunication Services	$1,929,284	6.3%
Entertainment	6,797,750	22.3%
Interactive Media & Services	9,150,956	30.1%
Media	3,879,555	12.8%
Wireless Telecommunication Services	1,024,209	3.4%
Other**	7,625,583	25.1%
Total	$30,407,337	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

20 :: Consumer Discretionary UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (78.2%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	4,368	$578,367
Amazon.com, Inc.* (Broadline Retail)	41,471	9,708,776
Aptiv PLC* (Automobile Components)	2,203	151,214
AutoZone, Inc.* (Specialty Retail)	169	636,856
Best Buy Co., Inc. (Specialty Retail)	1,950	126,867
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	317	1,744,786
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	2,104	56,135
CarMax, Inc.* (Specialty Retail)	1,542	87,293
Carnival Corp.* (Hotels, Restaurants & Leisure)	10,622	316,217
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	13,630	584,454
D.R. Horton, Inc. (Household Durables)	2,798	399,666
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	1,185	238,979
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	1,538	163,289
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	346	160,271
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	3,468	867,867
eBay, Inc. (Broadline Retail)	4,665	428,014
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	1,232	222,031
Ford Motor Co. (Automobiles)	39,511	437,387
Garmin, Ltd. (Household Durables)	1,560	341,266
General Motors Co. (Automobiles)	9,726	518,785
Genuine Parts Co. (Distributors)	1,405	181,076
Hasbro, Inc. (Leisure Products)	1,335	100,339
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	2,404	644,464
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	3,433	179,889
Lennar Corp.—Class A (Household Durables)	2,350	263,623
LKQ Corp. (Distributors)	2,614	77,035
Lowe's Cos., Inc. (Specialty Retail)	5,663	1,266,077
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,118	224,193
Marriott International, Inc., Class A (Hotels, Restaurants & Leisure)	2,300	606,848
McDonald's Corp. (Hotels, Restaurants & Leisure)	5,736	1,721,201
MGM Resorts International* (Hotels, Restaurants & Leisure)	2,094	76,326
Mohawk Industries, Inc.* (Household Durables)	526	60,232
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	11,920	890,305
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	4,522	115,582
NVR, Inc.* (Household Durables)	28	211,386
O'Reilly Automotive, Inc.* (Specialty Retail)	8,650	850,468
Pool Corp. (Distributors)	381	117,401

Common Stocks, continued

	Shares	Value
PulteGroup, Inc. (Household Durables)	2,030	$229,228
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	405	120,994
Ross Stores, Inc. (Specialty Retail)	3,328	454,405
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	2,528	803,575
Starbucks Corp. (Hotels, Restaurants & Leisure)	11,497	1,025,073
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	2,103	227,187
Tesla, Inc.* (Automobiles)	20,087	6,192,219
The Home Depot, Inc. (Specialty Retail)	7,125	2,618,509
The TJX Cos., Inc. (Specialty Retail)	11,297	1,406,815
Tractor Supply Co. (Specialty Retail)	5,366	305,594
Ulta Beauty, Inc.* (Specialty Retail)	457	235,360
Williams-Sonoma, Inc. (Specialty Retail)	1,246	233,064
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	892	97,255
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	2,813	405,494
TOTAL COMMON STOCKS (Cost $25,474,545)		39,709,737

Repurchase Agreements(a)(b) (23.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $12,117,414	$12,116,000	$12,116,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,116,000)		12,116,000
TOTAL INVESTMENT SECURITIES (Cost $37,590,545)—102.1%		51,825,737
Net other assets (liabilities)—(2.1)%		(1,043,586)
NET ASSETS—100.0%		$50,782,151

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $7,761,000.

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Consumer Discretionary UltraSector ProFund :: 21

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	8/25/25	5.08%	$18,247,800	$(567,021)
S&P Consumer Discretionary Select Sector Index	UBS AG	8/25/25	5.13%	18,053,079	(518,245)
				$36,300,879	$(1,085,266)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Consumer Discretionary UltraSector ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Automobile Components	$151,214	0.3%
Automobiles	7,148,391	14.1%
Broadline Retail	10,136,790	19.9%
Distributors	375,512	0.7%
Hotels, Restaurants & Leisure	10,444,815	20.6%
Household Durables	1,505,400	3.0%
Leisure Products	100,339	0.2%
Specialty Retail	8,221,308	16.2%
Textiles, Apparel & Luxury Goods	1,625,968	3.2%
Other**	11,072,414	21.8%
Total	$50,782,151	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

22 :: Consumer Staples UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (84.0%)

	Shares	Value
Altria Group, Inc. (Tobacco)	2,427	$150,328
Archer-Daniels-Midland Co. (Food Products)	973	52,717
Brown-Forman Corp.—Class B (Beverages)	368	10,617
Bunge Global SA (Food Products)	273	21,774
Campbell Soup Co. (Food Products)	398	12,704
Church & Dwight Co., Inc. (Household Products)	499	46,791
Colgate-Palmolive Co. (Household Products)	1,578	132,315
Conagra Brands, Inc. (Food Products)	966	17,639
Constellation Brands, Inc.—Class A (Beverages)	310	51,782
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	326	306,322
Dollar General Corp. (Consumer Staples Distribution & Retail)	446	46,785
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	401	45,534
General Mills, Inc. (Food Products)	1,110	54,368
Hormel Foods Corp. (Food Products)	590	16,573
Kellanova (Food Products)	544	43,428
Kenvue, Inc. (Personal Care Products)	3,889	83,380
Keurig Dr Pepper, Inc. (Beverages)	2,752	89,853
Kimberly-Clark Corp. (Household Products)	672	83,745
Lamb Weston Holdings, Inc. (Food Products)	285	16,265
McCormick & Co., Inc. (Food Products)	512	36,163
Molson Coors Beverage Co.—Class B (Beverages)	347	16,906
Mondelez International, Inc.—Class A (Food Products)	2,172	140,507
Monster Beverage Corp.* (Beverages)	1,422	83,543
PepsiCo, Inc. (Beverages)	1,119	154,332
Philip Morris International, Inc. (Tobacco)	1,143	187,510
Sysco Corp. (Consumer Staples Distribution & Retail)	982	78,167
Target Corp. (Consumer Staples Distribution & Retail)	921	92,561
The Clorox Co. (Household Products)	249	31,264
The Coca-Cola Co. (Beverages)	2,846	193,215
The Estee Lauder Cos., Inc. (Personal Care Products)	475	44,337

Common Stocks, continued

	Shares	Value
The Hershey Co. (Food Products)	300	$55,839
The J.M. Smucker Co. (Food Products)	216	23,185
The Kraft Heinz Co. (Food Products)	1,750	48,055
The Kroger Co. (Consumer Staples Distribution & Retail)	1,242	87,064
The Procter & Gamble Co. (Household Products)	1,722	259,110
Tyson Foods, Inc.—Class A (Food Products)	579	30,282
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	1,455	16,936
Walmart, Inc. (Consumer Staples Distribution & Retail)	3,174	310,988
TOTAL COMMON STOCKS (Cost $2,095,742)		3,172,884

Repurchase Agreements(a)(b) (20.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $766,089	$766,000	$766,000
TOTAL REPURCHASE AGREEMENTS (Cost $766,000)		766,000
TOTAL INVESTMENT SECURITIES (Cost $2,861,742)—104.3%		3,938,884
Net other assets (liabilities)—(4.3)%		(163,492)
NET ASSETS—100.0%		$3,775,392

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $503,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	8/25/25	5.08%	$1,212,789	$(28,426)
S&P Consumer Staples Select Sector Index	UBS AG	8/25/25	5.13%	1,306,267	(36,060)
				$2,519,056	$(64,486)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Consumer Staples UltraSector ProFund :: 23

Consumer Staples UltraSector ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Beverages	$600,248	15.9%
Consumer Staples Distribution & Retail	984,358	26.1%
Food Products	569,499	15.1%
Household Products	553,225	14.6%
Personal Care Products	127,717	3.4%
Tobacco	337,837	8.9%
Other**	602,508	16.0%
Total	$3,775,392	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

24 :: Energy UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (82.1%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	3,813	$73,553
Baker Hughes Co. (Energy Equipment & Services)	10,470	471,674
Chevron Corp. (Oil, Gas & Consumable Fuels)	17,322	2,626,708
ConocoPhillips (Oil, Gas & Consumable Fuels)	11,403	1,087,162
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	8,066	196,730
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	6,786	225,431
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,976	293,752
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	5,345	641,507
EQT Corp. (Oil, Gas & Consumable Fuels)	6,326	340,023
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	2,289	239,841
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	29,969	3,345,739
Halliburton Co. (Energy Equipment & Services)	9,085	203,504
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	20,430	573,266
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	3,247	552,607
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	7,488	329,023
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	6,601	542,008
Phillips 66 (Oil, Gas & Consumable Fuels)	4,306	532,135
Schlumberger N.V. (Energy Equipment & Services)	15,861	536,101
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	2,293	381,578
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	199	192,658

Common Stocks, continued

	Shares	Value
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	10,787	$646,681
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	3,310	454,496
TOTAL COMMON STOCKS (Cost $4,610,195)		14,486,177

Repurchase Agreements(a)(b) (17.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $3,034,354	$3,034,000	$3,034,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,034,000)		3,034,000
TOTAL INVESTMENT SECURITIES (Cost $7,644,195)—99.3%		17,520,177
Net other assets (liabilities)—0.7%		119,656
NET ASSETS—100.0%		$17,639,833

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $2,178,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	8/25/25	5.08%	$5,612,714	$(43,149)
S&P Energy Select Sector Index	UBS AG	8/25/25	5.13%	6,259,382	11,210
				$11,872,096	$(31,939)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Energy UltraSector ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Energy Equipment & Services	$1,211,279	6.9%
Oil, Gas & Consumable Fuels	13,274,898	75.2%
Other**	3,153,656	17.9%
Total	$17,639,833	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Europe 30 ProFund :: 25

Common Stocks (99.7%)

	Shares	Value
Anheuser-Busch InBev S.A./N.V.ADR(a) (Beverages)	2,857	$164,763
ArcelorMittal SAADR (Metals & Mining)	3,917	123,895
Argenx SE*ADR (Biotechnology)	230	154,176
ARM Holdings PLC*ADR(a) (Semiconductors & Semiconductor Equipment)	1,291	182,515
ASML Holding N.V.ADR (Semiconductors & Semiconductor Equipment)	184	127,827
AstraZeneca PLCADR (Pharmaceuticals)	1,659	121,256
Barclays PLCADR (Banks)	8,157	160,040
BioNTech SE*ADR(a) (Biotechnology)	830	89,225
BP PLCADR (Oil, Gas & Consumable Fuels)	4,470	143,711
British American Tobacco PLCADR (Tobacco)	3,595	192,980
Diageo PLCADR (Beverages)	968	94,816
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	5,254	135,291
GSK PLCADR (Pharmaceuticals)	3,639	135,189
Haleon PLCADR (Personal Care Products)	10,969	103,438
HSBC Holdings PLCADR (Banks)	3,917	240,113
ING Groep N.V.ADR (Banks)	7,097	165,785
Jumia Technologies AG*ADR(a) (Advertising & Marketing)	19,218	90,132
National Grid PLCADR (Multi-Utilities)	1,982	139,513
Nokia OyjADR (Communications Equipment)	21,062	85,933
Novo Nordisk A/SADR (Pharmaceuticals)	2,120	99,788
RELX PLCADR (Professional Services)	2,903	150,637
Rio Tinto PLCADR (Metals & Mining)	2,443	146,018
Ryanair Holdings PLCADR (Passenger Airlines)	2,120	132,012
Sanofi S.A.ADR (Pharmaceuticals)	3,226	147,235
SAP SEADR (Software)	1,106	317,091
Shell PLCADR (Oil, Gas & Consumable Fuels)	2,304	166,371
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	11,752	84,849
Tenaris S.A.ADR (Energy Equipment & Services)	2,443	85,358
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	2,627	156,437
Vodafone Group PLCADR (Wireless Telecommunication Services)	10,922	118,067
TOTAL COMMON STOCKS (Cost $3,332,077)		4,254,461

Collateral for Securities Loaned(b) (17.0%)

Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(c)	726,328	726,328
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $726,328)		726,328
TOTAL INVESTMENT SECURITIES (Cost $4,058,405)—116.7%		4,980,789
Net other assets (liabilities)—(16.7)%		(713,985)
NET ASSETS—100.0%		$4,266,804

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2025. The total value of securities on loan as of July 31, 2025 was $655,144.

(b)  Securities were purchased with cash collateral held from securities on loan at July 31, 2025.

(c)  Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2025.

ADR  American Depositary Receipt

Europe 30 ProFund invested in the following industries as of
July 31, 2025:

	Value	% of Net Assets
Advertising & Marketing	$90,133	2.1%
Banks	565,938	13.3%
Beverages	259,579	6.1%
Biotechnology	243,401	5.7%
Communications Equipment	170,782	4.0%
Energy Equipment & Services	85,358	2.0%
Metals & Mining	269,913	6.3%
Multi-Utilities	139,513	3.3%
Oil, Gas & Consumable Fuels	601,811	14.1%
Passenger Airlines	132,012	3.1%
Personal Care Products	103,438	2.4%
Pharmaceuticals	503,468	11.8%
Professional Services	150,637	3.5%
Semiconductors & Semiconductor Equipment	310,342	7.3%
Software	317,090	7.4%
Tobacco	192,979	4.5%
Wireless Telecommunication Services	118,067	2.8%
Other**	12,343	0.3%
Total	$4,266,804	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of July 31, 2025:

	Value	% of Net Assets
Belgium	$164,763	3.9%
Denmark	99,788	2.3%
Finland	85,933	2.0%
France	303,673	7.1%
Germany	496,448	11.6%
Ireland	132,012	3.1%
Luxembourg	209,253	4.9%
Netherlands	447,789	10.5%
Norway	135,291	3.2%
Sweden	84,849	2.0%
United Kingdom	2,094,662	49.1%
Other**	12,343	0.3%
Total	$4,266,804	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

26 :: Falling U.S. Dollar ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Repurchase Agreements(a)(b) (89.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $1,255,146	$1,255,000	$1,255,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,255,000)		1,255,000
TOTAL INVESTMENT SECURITIES (Cost $1,255,000)—89.3%		1,255,000
Net other assets (liabilities)—10.7%		149,853
NET ASSETS—100.0%		$1,404,853

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $26,000.

As of July 31, 2025, the Falling U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$102,389	British pound	75,465	08/08/25	$100,972	$1,417
U.S. dollar	79,173	Canadian dollar	108,489	08/08/25	78,341	832
U.S. dollar	493,297	Euro	424,729	08/08/25	484,923	8,374
U.S. dollar	116,484	Japanese yen	17,232,217	08/08/25	114,393	2,091
U.S. dollar	35,442	Swedish krona	344,157	08/08/25	35,186	256
U.S. dollar	30,801	Swiss franc	24,683	08/08/25	30,430	371
Total Short Contracts	$857,586				$844,245	$13,341
Long:
British pound	152,721	U.S. dollar	$207,575	08/08/25	$201,668	$(5,907)
Canadian dollar	248,130	U.S. dollar	181,469	08/08/25	179,179	(2,290)
Euro	658,014	U.S. dollar	771,704	08/08/25	751,270	(20,434)
Japanese yen	28,038,297	U.S. dollar	191,948	08/08/25	186,127	(5,821)
Swedish krona	596,495	U.S. dollar	62,680	08/08/25	60,985	(1,695)
Swiss franc	50,749	U.S. dollar	64,018	08/08/25	62,564	(1,454)
Total Long Contracts			$1,479,394		$1,441,793	$(37,601)

As of July 31, 2025, the Falling U.S. Dollar ProFund's forward currency contracts with UBS AG were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$141,464	British pound	105,375	08/08/25	$139,148	$2,316
U.S. dollar	109,840	Canadian dollar	150,412	08/08/25	108,615	1,225
U.S. dollar	691,689	Euro	594,080	08/08/25	678,275	13,414
U.S. dollar	160,931	Japanese yen	23,755,200	08/08/25	157,695	3,236
U.S. dollar	49,098	Swedish krona	473,681	08/08/25	48,429	669
U.S. dollar	43,183	Swiss franc	34,507	08/08/25	42,541	642
Total Short Contracts	$1,196,205				$1,174,703	$21,502
Long:
British pound	155,700	U.S. dollar	$210,660	08/08/25	$205,602	$(5,058)
Canadian dollar	187,858	U.S. dollar	137,166	08/08/25	135,655	(1,511)
Euro	1,069,222	U.S. dollar	1,250,259	08/08/25	1,220,755	(29,504)
Japanese yen	41,751,848	U.S. dollar	284,824	08/08/25	277,162	(7,662)
Swedish krona	798,043	U.S. dollar	83,629	08/08/25	81,591	(2,038)
Swiss franc	49,481	U.S. dollar	62,195	08/08/25	61,001	(1,194)
Total Long Contracts			$2,028,733		$1,981,766	$(46,967)
Total unrealized appreciation						$34,843
Total unrealized (depreciation)						(84,568)
Total net unrealized appreciation/(depreciation)						$(49,725)

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Financials UltraSector ProFund :: 27

Common Stocks (80.8%)

	Shares	Value
Aflac, Inc. (Insurance)	1,896	$188,387
Allstate Corp. (Insurance)	1,032	209,754
American Express Co. (Consumer Finance)	2,157	645,611
American International Group, Inc. (Insurance)	2,246	174,357
Ameriprise Financial, Inc. (Capital Markets)	371	192,248
Aon PLC—Class A (Insurance)	842	299,508
Apollo Global Management, Inc. (Financial Services)	1,759	255,618
Arch Capital Group, Ltd.* (Insurance)	1,454	125,131
Arthur J. Gallagher & Co. (Insurance)	998	286,676
Assurant, Inc. (Insurance)	198	37,085
Bank of America Corp. (Banks)	25,536	1,207,087
Berkshire Hathaway, Inc.*—Class B (Financial Services)	7,146	3,372,054
BlackRock, Inc. (Capital Markets)	568	628,214
Blackstone, Inc. (Capital Markets)	2,843	491,725
Block, Inc.* (Financial Services)	2,165	167,268
Brown & Brown, Inc. (Insurance)	1,092	99,776
Capital One Financial Corp. (Consumer Finance)	2,493	535,995
Cboe Global Markets, Inc. (Capital Markets)	408	98,344
Chubb, Ltd. (Insurance)	1,452	386,290
Cincinnati Financial Corp. (Insurance)	609	89,834
Citigroup, Inc. (Banks)	7,279	682,042
Citizens Financial Group, Inc. (Banks)	1,690	80,647
CME Group, Inc. (Capital Markets)	1,404	390,705
Coinbase Global, Inc.*—Class A (Capital Markets)	824	311,274
Corpay, Inc.* (Software)	275	88,839
Erie Indemnity Co.—Class A (Insurance)	97	34,555
Everest Group, Ltd. (Insurance)	166	55,743
FactSet Research Systems, Inc. (Capital Markets)	148	59,629
Fidelity National Information Services, Inc. (Financial Services)	2,048	162,632
Fifth Third Bancorp (Banks)	2,601	108,124
First Horizon Corp. (Banks)	1	16
Fiserv, Inc.* (Financial Services)	2,161	300,249
Franklin Resources, Inc. (Capital Markets)	1,208	28,992
Global Payments, Inc. (Financial Services)	950	75,953
Globe Life, Inc. (Insurance)	322	45,231
Huntington Bancshares, Inc. (Banks)	5,677	93,273
Intercontinental Exchange, Inc. (Capital Markets)	2,235	413,095
Invesco, Ltd. (Capital Markets)	1,744	36,641
Jack Henry & Associates, Inc. (Financial Services)	284	48,227
JPMorgan Chase & Co. (Banks)	10,830	3,208,280
KeyCorp (Banks)	3,844	68,884
KKR & Co., Inc. (Capital Markets)	2,638	386,678
Loews Corp. (Insurance)	678	61,386
M&T Bank Corp. (Banks)	626	118,126
MarketAxess Holdings, Inc. (Capital Markets)	146	30,003
Marsh & McLennan Cos., Inc. (Insurance)	1,920	382,464
MasterCard, Inc.—Class A (Financial Services)	3,161	1,790,612
MetLife, Inc. (Insurance)	2,198	166,938
Moody's Corp. (Capital Markets)	603	310,985
Morgan Stanley (Capital Markets)	4,814	685,803
MSCI, Inc. (Capital Markets)	302	169,531
Nasdaq, Inc. (Capital Markets)	1,611	155,010

Common Stocks, continued

	Shares	Value
Northern Trust Corp. (Capital Markets)	758	$98,540
PayPal Holdings, Inc.* (Financial Services)	3,790	260,600
PNC Financial Services Group, Inc. (Banks)	1,542	293,396
Principal Financial Group, Inc. (Insurance)	804	62,575
Prudential Financial, Inc. (Insurance)	1,380	142,940
Raymond James Financial, Inc. (Capital Markets)	708	118,328
Regions Financial Corp. (Banks)	3,503	88,731
S&P Global, Inc. (Capital Markets)	1,223	673,995
State Street Corp. (Capital Markets)	1,111	124,154
Synchrony Financial (Consumer Finance)	1,483	103,321
T. Rowe Price Group, Inc. (Capital Markets)	859	87,146
The Bank of New York Mellon Corp. (Capital Markets)	2,788	282,843
The Charles Schwab Corp. (Capital Markets)	6,656	650,491
The Goldman Sachs Group, Inc. (Capital Markets)	1,196	865,415
The Hartford Financial Services Group, Inc. (Insurance)	1,107	137,700
The Progressive Corp. (Insurance)	2,285	553,061
The Travelers Cos., Inc. (Insurance)	883	229,792
Truist Financial Corp. (Banks)	5,103	223,052
U.S. Bancorp (Banks)	6,072	272,997
Visa, Inc.—Class A (Financial Services)	6,668	2,303,594
W.R. Berkley Corp. (Insurance)	1,168	80,370
Wells Fargo & Co. (Banks)	12,682	1,022,550
Willis Towers Watson PLC (Insurance)	386	121,903
TOTAL COMMON STOCKS (Cost $23,524,638)		28,839,023

Repurchase Agreements(a)(b) (20.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $7,334,856	$7,334,000	$7,334,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,334,000)		7,334,000
TOTAL INVESTMENT SECURITIES (Cost $30,858,638)—101.4%		36,173,023
Net other assets (liabilities)—(1.4)%		(505,017)
NET ASSETS—100.0%		$35,668,006

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $4,824,000.

See accompanying notes to financial statements.

28 :: Financials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	8/25/25	5.08%	$13,155,086	$(200,988)
S&P Financial Select Sector Index	UBS AG	8/25/25	5.13%	11,639,276	(176,552)
				$24,794,362	$(377,540)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Financials UltraSector ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Banks	$7,467,205	20.9%
Capital Markets	7,289,789	20.4%
Consumer Finance	1,284,927	3.6%
Financial Services	8,736,807	24.5%
Insurance	3,971,456	11.1%
Software	88,839	0.3%
Other**	6,828,983	19.2%
Total	$35,668,006	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Health Care UltraSector ProFund :: 29

Common Stocks (82.5%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	2,932	$369,989
AbbVie, Inc. (Biotechnology)	2,977	562,712
Agilent Technologies, Inc. (Life Sciences Tools & Services)	480	55,109
Align Technology, Inc.* (Health Care Equipment & Supplies)	115	14,836
Amgen, Inc. (Biotechnology)	906	267,361
Baxter International, Inc. (Health Care Equipment & Supplies)	865	18,822
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	483	86,095
Biogen, Inc.* (Biotechnology)	247	31,616
Bio-Techne Corp. (Life Sciences Tools & Services)	264	14,449
Boston Scientific Corp.* (Health Care Equipment & Supplies)	2,493	261,566
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,430	148,553
Cardinal Health, Inc. (Health Care Providers & Services)	402	62,398
Cencora, Inc. (Health Care Providers & Services)	291	83,249
Centene Corp.* (Health Care Providers & Services)	839	21,873
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	83	14,080
CVS Health Corp. (Health Care Providers & Services)	2,132	132,397
Danaher Corp. (Life Sciences Tools & Services)	1,073	211,553
DaVita, Inc.* (Health Care Providers & Services)	70	9,826
Dexcom, Inc.* (Health Care Equipment & Supplies)	661	53,389
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	989	78,438
Elevance Health, Inc. (Health Care Providers & Services)	381	107,853
Eli Lilly & Co. (Pharmaceuticals)	1,326	981,333
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	772	55,059
Gilead Sciences, Inc. (Biotechnology)	2,096	235,360
HCA Healthcare, Inc. (Health Care Providers & Services)	292	103,365
Henry Schein, Inc.* (Health Care Providers & Services)	205	13,868
Hologic, Inc.* (Health Care Equipment & Supplies)	376	25,124
Humana, Inc. (Health Care Providers & Services)	203	50,724
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	136	72,666
Incyte Corp.* (Biotechnology)	271	20,295
Insulet Corp.* (Health Care Equipment & Supplies)	119	34,320
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	604	290,578
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	277	51,483
Johnson & Johnson (Pharmaceuticals)	4,055	668,021
Labcorp Holdings, Inc. (Health Care Providers & Services)	141	36,671
McKesson Corp. (Health Care Providers & Services)	211	146,338
Medtronic PLC (Health Care Equipment & Supplies)	2,161	195,009
Merck & Co., Inc. (Pharmaceuticals)	4,232	330,604

Common Stocks, continued

	Shares	Value
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	35	$43,179
Moderna, Inc.* (Biotechnology)	574	16,967
Molina Healthcare, Inc.* (Health Care Providers & Services)	91	14,366
Pfizer, Inc. (Pharmaceuticals)	9,581	223,141
Quest Diagnostics, Inc. (Health Care Providers & Services)	188	31,473
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	175	95,456
ResMed, Inc. (Health Care Equipment & Supplies)	247	67,169
Revvity, Inc. (Life Sciences Tools & Services)	199	17,492
Solventum Corp.* (Health Care Equipment & Supplies)	233	16,627
STERIS PLC (Health Care Equipment & Supplies)	166	37,597
Stryker Corp. (Health Care Equipment & Supplies)	580	227,783
The Cigna Group (Health Care Providers & Services)	450	120,321
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	337	23,823
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	636	297,444
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,529	381,578
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	96	15,979
Vertex Pharmaceuticals, Inc.* (Biotechnology)	433	197,825
Viatris, Inc. (Pharmaceuticals)	1,978	17,288
Waters Corp.* (Life Sciences Tools & Services)	100	28,876
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	121	28,950
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	333	30,519
Zoetis, Inc. (Pharmaceuticals)	750	109,343
TOTAL COMMON STOCKS (Cost $1,563,127)		7,960,178

Repurchase Agreements(a)(b) (20.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $1,978,231	$1,978,000	$1,978,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,978,000)		1,978,000
TOTAL INVESTMENT SECURITIES (Cost $3,541,127)—103.0%		9,938,178
Net other assets (liabilities)—(3.0)%		(286,130)
NET ASSETS—100.0%		$9,652,048

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $1,306,000.

See accompanying notes to financial statements.

30 :: Health Care UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	8/25/25	5.08%	$3,358,647	$(156,160)
S&P Health Care Select Sector Index	UBS AG	8/25/25	4.83%	3,220,404	(163,682)
				$6,579,051	$(319,842)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Health Care UltraSector ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Biotechnology	$1,427,592	14.8%
Health Care Equipment & Supplies	1,959,410	20.3%
Health Care Providers & Services	1,332,279	13.8%
Life Sciences Tools & Services	762,615	7.9%
Pharmaceuticals	2,478,282	25.7%
Other**	1,691,870	17.5%
Total	$9,652,048	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Industrials UltraSector ProFund :: 31

Common Stocks (78.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	672	$100,276
A.O. Smith Corp. (Building Products)	145	10,265
Allegion PLC (Building Products)	107	17,753
AMETEK, Inc. (Electrical Equipment)	288	53,237
Automatic Data Processing, Inc. (Professional Services)	507	156,916
Axon Enterprise, Inc.* (Aerospace & Defense)	92	69,505
Broadridge Financial Solutions, Inc. (Professional Services)	147	36,384
Builders FirstSource, Inc.* (Building Products)	138	17,544
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	148	17,067
Carrier Global Corp. (Building Products)	996	68,346
Caterpillar, Inc. (Machinery)	588	257,556
Cintas Corp. (Commercial Services & Supplies)	429	95,474
Copart, Inc.* (Commercial Services & Supplies)	1,098	49,772
CSX Corp. (Ground Transportation)	2,347	83,412
Cummins, Inc. (Machinery)	172	63,231
Dayforce, Inc.* (Professional Services)	200	11,534
Deere & Co. (Machinery)	315	165,177
Delta Air Lines, Inc. (Passenger Airlines)	816	43,420
Dover Corp. (Machinery)	171	30,975
Eaton Corp. PLC (Electrical Equipment)	489	188,128
Emerson Electric Co. (Electrical Equipment)	703	102,294
Equifax, Inc. (Professional Services)	155	37,236
Expeditors International of Washington, Inc. (Air Freight & Logistics)	171	19,877
Fastenal Co. (Trading Companies & Distributors)	1,433	66,104
FedEx Corp. (Air Freight & Logistics)	275	61,460
Fortive Corp. (Machinery)	425	20,370
GE Vernova, Inc. (Electrical Equipment)	341	225,159
Generac Holdings, Inc.* (Electrical Equipment)	74	14,407
General Dynamics Corp. (Aerospace & Defense)	315	98,157
General Electric Co. (Industrial Conglomerates)	1,332	361,078
Honeywell International, Inc. (Industrial Conglomerates)	803	178,547
Howmet Aerospace, Inc. (Aerospace & Defense)	504	90,604
Hubbell, Inc. (Electrical Equipment)	67	29,311
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	49	13,664
IDEX Corp. (Machinery)	94	15,370
Illinois Tool Works, Inc. (Machinery)	333	85,238
Ingersoll Rand, Inc. (Machinery)	504	42,654
J.B. Hunt Transport Services, Inc. (Ground Transportation)	98	14,117
Jacobs Solutions, Inc. (Professional Services)	150	21,281
Johnson Controls International PLC (Building Products)	822	86,310
L3Harris Technologies, Inc. (Aerospace & Defense)	234	64,308
Leidos Holdings, Inc. (Professional Services)	161	25,704
Lennox International, Inc. (Building Products)	40	24,360
Lockheed Martin Corp. (Aerospace & Defense)	260	109,455
Masco Corp. (Building Products)	264	17,986
Nordson Corp. (Machinery)	68	14,566
Norfolk Southern Corp. (Ground Transportation)	282	78,396
Northrop Grumman Corp. (Aerospace & Defense)	169	97,447
Old Dominion Freight Line, Inc. (Ground Transportation)	232	34,626
Otis Worldwide Corp. (Machinery)	493	42,245
PACCAR, Inc. (Machinery)	656	64,787
Parker-Hannifin Corp. (Machinery)	160	117,104

Common Stocks, continued

	Shares	Value
Paychex, Inc. (Professional Services)	400	$57,731
Paycom Software, Inc. (Professional Services)	61	14,124
Pentair PLC (Machinery)	206	21,053
Quanta Services, Inc. (Construction & Engineering)	185	75,134
Raytheon Technologies Corp. (Aerospace & Defense)	1,669	262,985
Republic Services, Inc. (Commercial Services & Supplies)	254	58,585
Rockwell Automation, Inc. (Electrical Equipment)	141	49,591
Rollins, Inc. (Commercial Services & Supplies)	351	20,102
Snap-on, Inc. (Machinery)	65	20,877
Southwest Airlines Co. (Passenger Airlines)	712	22,022
Stanley Black & Decker, Inc. (Machinery)	193	13,056
Textron, Inc. (Aerospace & Defense)	226	17,576
The Boeing Co.* (Aerospace & Defense)	942	208,973
Trane Technologies PLC (Building Products)	279	122,224
TransDigm Group, Inc. (Aerospace & Defense)	70	112,592
Uber Technologies, Inc.* (Ground Transportation)	2,612	229,203
Union Pacific Corp. (Ground Transportation)	746	165,590
United Airlines Holdings, Inc.* (Passenger Airlines)	408	36,030
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	917	79,009
United Rentals, Inc. (Trading Companies & Distributors)	81	71,518
Veralto Corp. (Commercial Services & Supplies)	310	32,497
Verisk Analytics, Inc. (Professional Services)	175	48,774
W.W. Grainger, Inc. (Trading Companies & Distributors)	55	57,175
Wabtec Corp. (Machinery)	214	41,099
Waste Management, Inc. (Commercial Services & Supplies)	457	104,727
Xylem, Inc. (Machinery)	304	43,964
TOTAL COMMON STOCKS (Cost $2,912,120)		5,796,405

Repurchase Agreements(a)(b) (21.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $1,555,181	$1,555,000	$1,555,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,555,000)		1,555,000
TOTAL INVESTMENT SECURITIES (Cost $4,467,120)—99.6%		7,351,405
Net other assets (liabilities)—0.4%		33,208
NET ASSETS—100.0%		$7,384,613

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $956,000.

See accompanying notes to financial statements.

32 :: Industrials UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	8/25/25	5.08%	$2,378,331	$(66,911)
S&P Industrials Select Sector Index	UBS AG	8/25/25	5.13%	2,880,968	(38,257)
				$5,259,299	$(105,168)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Industrials UltraSector ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$1,145,266	15.5%
Air Freight & Logistics	177,413	2.4%
Building Products	364,788	4.9%
Commercial Services & Supplies	361,157	4.9%
Construction & Engineering	75,134	1.0%
Electrical Equipment	662,127	9.0%
Ground Transportation	605,344	8.2%
Industrial Conglomerates	639,901	8.7%
Machinery	1,059,322	14.3%
Passenger Airlines	101,472	1.4%
Professional Services	409,684	5.6%
Trading Companies & Distributors	194,797	2.6%
Other**	1,588,208	21.5%
Total	$7,384,613	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Internet UltraSector ProFund :: 33

Common Stocks (78.5%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	14,406	$1,907,498
Akamai Technologies, Inc.* (IT Services)	4,880	372,393
Alphabet, Inc.—Class A (Interactive Media & Services)	24,692	4,738,395
Alphabet, Inc.—Class C (Interactive Media & Services)	19,918	3,841,385
Amazon.com, Inc.* (Broadline Retail)	37,244	8,719,193
Arista Networks, Inc.* (Communications Equipment)	34,374	4,235,564
Atlassian Corp.*—Class A (Software)	5,515	1,057,667
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	654	3,599,655
Box, Inc.*—Class A (Software)	4,833	155,139
Carvana Co.* (Specialty Retail)	4,146	1,617,645
Ciena Corp.* (Communications Equipment)	4,744	440,433
Cisco Systems, Inc. (Communications Equipment)	61,851	4,210,816
Cloudflare, Inc.*—Class A (IT Services)	10,366	2,152,811
Confluent, Inc.*—Class A (Software)	9,557	169,398
Copart, Inc.* (Commercial Services & Supplies)	29,344	1,330,163
Datadog, Inc.*—Class A (Software)	10,664	1,492,747
DocuSign, Inc.* (Software)	6,759	511,251
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	11,444	2,863,861
DraftKings, Inc.* (Hotels, Restaurants & Leisure)	16,565	746,088
Dropbox, Inc.*—Class A (Software)	6,549	177,936
Duolingo, Inc.* (Diversified Consumer Services)	1,310	453,981
eBay, Inc. (Broadline Retail)	15,387	1,411,757
F5, Inc.* (Communications Equipment)	1,917	600,826
Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	5,897	1,782,427
GoDaddy, Inc.*—Class A (IT Services)	4,756	768,474
HubSpot, Inc.* (Software)	1,760	914,584
MARA Holdings, Inc.* (Software)	11,747	188,892
Meta Platforms, Inc.—Class A (Interactive Media & Services)	11,439	8,847,380
Netflix, Inc.* (Entertainment)	6,509	7,546,535
Common Stocks, continued

	Shares	Value
Nutanix, Inc.*—Class A (Software)	8,277	$622,182
Okta, Inc.* (IT Services)	5,579	545,626
Paycom Software, Inc. (Professional Services)	1,627	376,716
PayPal Holdings, Inc.* (Financial Services)	32,461	2,232,018
ROBLOX Corp.*—Class A (Entertainment)	18,504	2,549,666
Salesforce, Inc. (Software)	13,438	3,471,439
Snowflake, Inc.*—Class A (IT Services)	11,136	2,488,897
Veeva Systems, Inc.*—Class A (Health Care Technology)	5,004	1,422,137
VeriSign, Inc. (IT Services)	2,805	754,180
Workday, Inc.*—Class A (Software)	7,231	1,658,647
Zoom Video Communications, Inc.* (Software)	8,765	649,048
TOTAL COMMON STOCKS (Cost $31,356,415)		83,625,450

Repurchase Agreements(a)(b) (20.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $21,789,542	$21,787,000	$21,787,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,787,000)		21,787,000
TOTAL INVESTMENT SECURITIES (Cost $53,143,415)—99.0%		105,412,450
Net other assets (liabilities)—1.0%		1,015,575
NET ASSETS—100.0%		$106,428,025

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $13,621,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Composite Internet Index	Goldman Sachs International	8/25/25	5.08%	$36,440,526	$444,355
Dow Jones Composite Internet Index	UBS AG	8/25/25	5.13%	39,082,070	476,193
				$75,522,596	$920,548

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

34 :: Internet UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Internet UltraSector ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Broadline Retail	$10,130,950	9.5%
Commercial Services & Supplies	1,330,163	1.2%
Communications Equipment	9,487,639	8.9%
Diversified Consumer Services	453,980	0.4%
Entertainment	10,096,201	9.5%
Financial Services	2,232,019	2.1%
Health Care Technology	1,422,137	1.3%
Hotels, Restaurants & Leisure	10,899,530	10.3%
Interactive Media & Services	17,427,160	16.3%
IT Services	7,082,381	6.7%
Professional Services	376,716	0.4%
Software	11,068,929	10.4%
Specialty Retail	1,617,645	1.5%
Other**	22,802,575	21.5%
Total	$106,428,025	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 35

Common Stocks (100.6%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	684	$129,291
Adobe, Inc.* (Software)	165	59,019
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	398	52,699
Allegion PLC (Building Products)	42	6,969
Alphabet, Inc.—Class A (Interactive Media & Services)	5,362	1,028,967
Alphabet, Inc.—Class C (Interactive Media & Services)	4,325	834,120
Altria Group, Inc. (Tobacco)	712	44,101
Amazon.com, Inc.* (Broadline Retail)	5,048	1,181,787
American Express Co. (Consumer Finance)	510	152,648
Ameriprise Financial, Inc. (Capital Markets)	87	45,083
AMETEK, Inc. (Electrical Equipment)	100	18,485
Amgen, Inc. (Biotechnology)	213	62,856
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	1,114	118,653
Aon PLC—Class A (Insurance)	101	35,927
Apollo Global Management, Inc. (Financial Services)	416	60,453
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,329	1,313,711
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	314	56,539
Arch Capital Group, Ltd.* (Insurance)	344	29,605
Arista Networks, Inc.* (Communications Equipment)	948	116,812
Arthur J. Gallagher & Co. (Insurance)	106	30,449
Autodesk, Inc.* (Software)	197	59,713
Automatic Data Processing, Inc. (Professional Services)	213	65,924
AutoZone, Inc.* (Specialty Retail)	16	60,294
AvalonBay Communities, Inc. (Residential REITs)	58	10,804
Axon Enterprise, Inc.* (Aerospace & Defense)	68	51,373
Berkshire Hathaway, Inc.*—Class B (Financial Services)	827	390,245
Block, Inc.* (Financial Services)	189	14,602
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	30	165,122
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,363	143,006
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,332	1,272,307
Broadridge Financial Solutions, Inc. (Professional Services)	48	11,880
Brown & Brown, Inc. (Insurance)	257	23,482
Builders FirstSource, Inc.* (Building Products)	52	6,611
Cadence Design Systems, Inc.* (Software)	138	50,311
Camden Property Trust (Residential REITs)	50	5,460
Carnival Corp.* (Hotels, Restaurants & Leisure)	966	28,758
Carrier Global Corp. (Building Products)	351	24,086
Caterpillar, Inc. (Machinery)	434	190,100
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	271	42,206
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	1,240	53,171
Cincinnati Financial Corp. (Insurance)	76	11,211
Cintas Corp. (Commercial Services & Supplies)	317	70,549

Common Stocks, continued

	Shares	Value
Coinbase Global, Inc.*—Class A (Capital Markets)	95	$35,887
Colgate-Palmolive Co. (Household Products)	328	27,503
Constellation Energy Corp. (Electric Utilities)	289	100,525
Copart, Inc.* (Commercial Services & Supplies)	809	36,672
Corpay, Inc.* (Software)	64	20,675
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	409	384,312
Crowdstrike Holdings, Inc.*—Class A (Software)	229	104,097
CSX Corp. (Ground Transportation)	795	28,254
Cummins, Inc. (Machinery)	127	46,688
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	47	9,478
Datadog, Inc.*—Class A (Software)	295	41,294
DaVita, Inc.* (Health Care Providers & Services)	38	5,334
Dayforce, Inc.* (Professional Services)	146	8,420
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	139	14,758
Deere & Co. (Machinery)	102	53,486
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	130	17,250
Delta Air Lines, Inc. (Passenger Airlines)	600	31,926
Dexcom, Inc.* (Health Care Equipment & Supplies)	155	12,519
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	13	6,022
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	316	79,079
Dover Corp. (Machinery)	56	10,144
Eaton Corp. PLC (Electrical Equipment)	360	138,499
eBay, Inc. (Broadline Retail)	284	26,057
Ecolab, Inc. (Chemicals)	114	29,841
Electronic Arts, Inc. (Entertainment)	84	12,809
Eli Lilly & Co. (Pharmaceuticals)	724	535,811
Emerson Electric Co. (Electrical Equipment)	352	51,220
Equinix, Inc. (Specialized REITs)	43	33,762
Erie Indemnity Co.—Class A (Insurance)	23	8,194
Essex Property Trust, Inc. (Residential REITs)	29	7,545
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	112	20,185
Extra Space Storage, Inc. (Specialized REITs)	88	11,824
F5, Inc.* (Communications Equipment)	25	7,836
FactSet Research Systems, Inc. (Capital Markets)	16	6,446
Fair Isaac Corp.* (Software)	23	33,045
Fastenal Co. (Trading Companies & Distributors)	601	27,724
First Horizon Corp. (Banks)	1	17
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	53	9,261
Fiserv, Inc.* (Financial Services)	511	70,998
Fortinet, Inc.* (Software)	585	58,442
Garmin, Ltd. (Household Durables)	142	31,064
Gartner, Inc.* (IT Services)	70	23,706
GE Vernova, Inc. (Electrical Equipment)	251	165,733
Gen Digital, Inc. (Software)	291	8,582
Generac Holdings, Inc.* (Electrical Equipment)	34	6,619
General Electric Co. (Industrial Conglomerates)	403	109,245
GoDaddy, Inc.*—Class A (IT Services)	131	21,167

See accompanying notes to financial statements.

36 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
HCA Healthcare, Inc. (Health Care Providers & Services)	94	$33,275
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	219	58,710
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	401	6,304
Howmet Aerospace, Inc. (Aerospace & Defense)	372	66,874
Hubbell, Inc. (Electrical Equipment)	50	21,874
Illinois Tool Works, Inc. (Machinery)	100	25,597
Incyte Corp.* (Biotechnology)	88	6,590
Ingersoll Rand, Inc. (Machinery)	371	31,398
Insulet Corp.* (Health Care Equipment & Supplies)	64	18,458
Intercontinental Exchange, Inc. (Capital Markets)	275	50,828
International Business Machines Corp. (IT Services)	856	216,696
Intuit, Inc. (Software)	258	202,564
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	330	158,759
Iron Mountain, Inc. (Specialized REITs)	271	26,385
Jack Henry & Associates, Inc. (Financial Services)	27	4,585
JPMorgan Chase & Co. (Banks)	1,460	432,511
KKR & Co., Inc. (Capital Markets)	275	40,310
KLA Corp. (Semiconductors & Semiconductor Equipment)	122	107,242
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	312	16,349
Leidos Holdings, Inc. (Professional Services)	61	9,739
Lennox International, Inc. (Building Products)	30	18,270
Live Nation Entertainment, Inc.* (Entertainment)	145	21,417
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	47	9,425
Marriott International, Inc. (Hotels, Restaurants & Leisure)	210	55,326
Marsh & McLennan Cos., Inc. (Insurance)	199	39,640
Martin Marietta Materials, Inc. (Construction Materials)	29	16,672
Masco Corp. (Building Products)	78	5,314
MasterCard, Inc.—Class A (Financial Services)	747	423,153
Meta Platforms, Inc.—Class A (Interactive Media & Services)	2,000	1,546,879
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	8	9,869
Microsoft Corp. (Software)	3,560	1,899,259
Mid-America Apartment Communities, Inc. (Residential REITs)	44	6,267
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	44	31,295
Monster Beverage Corp.* (Beverages)	284	16,685
Moody's Corp. (Capital Markets)	74	38,164
Morgan Stanley (Capital Markets)	512	72,939
Motorola Solutions, Inc. (Communications Equipment)	154	67,603
MSCI, Inc. (Capital Markets)	71	39,857
Nasdaq, Inc. (Capital Markets)	155	14,914

Common Stocks, continued

	Shares	Value
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	88	$9,163
Netflix, Inc.* (Entertainment)	392	454,484
NextEra Energy, Inc. (Electric Utilities)	1,270	90,246
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	411	10,505
NRG Energy, Inc. (Electric Utilities)	180	30,096
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	22,466	3,996,026
NVR, Inc.* (Household Durables)	2	15,099
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	93	19,881
Old Dominion Freight Line, Inc. (Ground Transportation)	78	11,642
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	322	26,439
Oracle Corp. (Software)	1,498	380,146
O'Reilly Automotive, Inc.* (Specialty Retail)	787	77,378
PACCAR, Inc. (Machinery)	265	26,171
Packaging Corp. of America (Containers & Packaging)	41	7,944
Palantir Technologies, Inc.—Class A (Software)	1,959	310,207
Palo Alto Networks, Inc.* (Software)	610	105,896
Parker-Hannifin Corp. (Machinery)	118	86,364
Paychex, Inc. (Professional Services)	139	20,062
Paycom Software, Inc. (Professional Services)	45	10,419
PayPal Holdings, Inc.* (Financial Services)	599	41,187
Pentair PLC (Machinery)	98	10,016
Philip Morris International, Inc. (Tobacco)	774	126,975
PPL Corp. (Electric Utilities)	353	12,599
PTC, Inc.* (Software)	52	11,170
Public Service Enterprise Group, Inc. (Multi-Utilities)	216	19,395
Public Storage (Specialized REITs)	146	39,702
PulteGroup, Inc. (Household Durables)	184	20,777
Quanta Services, Inc. (Construction & Engineering)	137	55,640
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	37	11,054
Raymond James Financial, Inc. (Capital Markets)	104	17,382
Raytheon Technologies Corp. (Aerospace & Defense)	701	110,457
Republic Services, Inc. (Commercial Services & Supplies)	188	43,362
ResMed, Inc. (Health Care Equipment & Supplies)	135	36,712
Rollins, Inc. (Commercial Services & Supplies)	149	8,533
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	230	73,110
S&P Global, Inc. (Capital Markets)	136	74,949
Salesforce, Inc. (Software)	884	228,364
ServiceNow, Inc.* (Software)	191	180,136
Simon Property Group, Inc. (Retail REITs)	283	46,353
Stryker Corp. (Health Care Equipment & Supplies)	168	65,979
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	472	27,834
Synchrony Financial (Consumer Finance)	349	24,315
Synopsys, Inc.* (Software)	88	55,745
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	191	20,633

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Large-Cap Growth ProFund :: 37

Common Stocks, continued

	Shares	Value
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	199	$33,116
Tesla, Inc.* (Automobiles)	2,582	795,953
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	18	17,426
The Bank of New York Mellon Corp. (Capital Markets)	356	36,116
The Hartford Financial Services Group, Inc. (Insurance)	144	17,912
The Home Depot, Inc. (Specialty Retail)	403	148,106
The Progressive Corp. (Insurance)	540	130,701
The Sherwin-Williams Co. (Chemicals)	121	40,036
The TJX Cos., Inc. (Specialty Retail)	607	75,590
The Trade Desk, Inc.*—Class A (Media)	412	35,828
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	583	34,951
TKO Group Holdings, Inc.* (Entertainment)	61	10,249
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	233	55,550
Tractor Supply Co. (Specialty Retail)	263	14,978
Trane Technologies PLC (Building Products)	205	89,806
TransDigm Group, Inc. (Aerospace & Defense)	52	83,640
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	96	8,053
Tyler Technologies, Inc.* (Software)	40	23,382
Uber Technologies, Inc.* (Ground Transportation)	1,926	169,006
UDR, Inc. (Residential REITs)	124	4,872
United Airlines Holdings, Inc.* (Passenger Airlines)	300	26,493
United Rentals, Inc. (Trading Companies & Distributors)	60	52,977
Veralto Corp. (Commercial Services & Supplies)	109	11,426
Verisk Analytics, Inc. (Professional Services)	57	15,886
Vertex Pharmaceuticals, Inc.* (Biotechnology)	236	107,821
Visa, Inc.—Class A (Financial Services)	1,577	544,807
Vistra Corp. (Independent Power/Renewable Electricity Producers)	313	65,273
Vulcan Materials Co. (Construction Materials)	75	20,600
W.R. Berkley Corp. (Insurance)	151	10,390
W.W. Grainger, Inc. (Trading Companies & Distributors)	41	42,621

Common Stocks, continued

	Shares	Value
Wabtec Corp. (Machinery)	158	$30,344
Walmart, Inc. (Consumer Staples Distribution & Retail)	2,666	261,215
Waste Management, Inc. (Commercial Services & Supplies)	179	41,020
Waters Corp.* (Life Sciences Tools & Services)	25	7,219
Welltower, Inc. (Health Care REITs)	308	50,842
Williams-Sonoma, Inc. (Specialty Retail)	113	21,137
Willis Towers Watson PLC (Insurance)	44	13,896
Workday, Inc.*—Class A (Software)	94	21,562
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	81	8,831
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	105	15,136
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	21	7,119
TOTAL COMMON STOCKS (Cost $16,054,537)		26,779,773

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $31,004	$31,000	$31,000
TOTAL REPURCHASE AGREEMENTS (Cost $31,000)		31,000
TOTAL INVESTMENT SECURITIES (Cost $16,085,537)—100.7%		26,810,773
Net other assets (liabilities)—(0.7)%		(176,034)
NET ASSETS—100.0%		$26,634,739

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

38 :: Large-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Large-Cap Growth ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$312,344	1.2%
Automobiles	795,953	3.0%
Banks	432,528	1.6%
Beverages	16,685	0.1%
Biotechnology	306,558	1.2%
Broadline Retail	1,207,844	4.5%
Building Products	151,056	0.6%
Capital Markets	472,875	1.8%
Chemicals	69,877	0.3%
Commercial Services & Supplies	211,562	0.8%
Communications Equipment	192,251	0.7%
Construction & Engineering	55,640	0.2%
Construction Materials	37,272	0.1%
Consumer Finance	176,963	0.7%
Consumer Staples Distribution & Retail	645,527	2.4%
Containers & Packaging	7,944	NM
Electric Utilities	233,466	0.9%
Electrical Equipment	402,430	1.5%
Electronic Equipment, Instruments & Components	133,825	0.5%
Entertainment	498,959	1.9%
Financial Services	1,550,030	5.8%
Ground Transportation	208,902	0.8%
Health Care Equipment & Supplies	435,433	1.6%
Health Care Providers & Services	38,609	0.1%
Health Care REITs	50,841	0.2%
Hotel & Resort REITs	6,304	NM
Hotels, Restaurants & Leisure	652,481	2.4%
Household Durables	66,940	0.3%
Household Products	27,503	0.1%
Independent Power/Renewable Electricity Producers	65,273	0.2%
Industrial Conglomerates	109,245	0.4%
Insurance	351,407	1.3%
Interactive Media & Services	3,409,967	12.8%

	Value	% of Net Assets
IT Services	$261,569	1.0%
Life Sciences Tools & Services	17,088	0.1%
Machinery	510,308	1.9%
Media	35,827	0.1%
Multi-Utilities	19,395	0.1%
Oil, Gas & Consumable Fuels	111,932	0.4%
Passenger Airlines	58,419	0.2%
Pharmaceuticals	535,811	2.0%
Professional Services	142,330	0.5%
Real Estate Management & Development	42,205	0.2%
Residential REITs	34,948	0.2%
Retail REITs	46,353	0.2%
Semiconductors & Semiconductor Equipment	5,492,552	20.6%
Software	3,853,609	14.5%
Specialized REITs	111,674	0.4%
Specialty Retail	397,483	1.5%
Technology Hardware, Storage & Peripherals	1,367,958	5.2%
Textiles, Apparel & Luxury Goods	55,870	0.2%
Tobacco	171,076	0.6%
Trading Companies & Distributors	123,322	0.5%
Wireless Telecommunication Services	55,550	0.2%
Other**	(145,034)	(0.6)%
Total	$26,634,739	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 39

Common Stocks (99.7%)

	Shares	Value
3M Co. (Industrial Conglomerates)	99	$14,773
A.O. Smith Corp. (Building Products)	22	1,557
Abbott Laboratories (Health Care Equipment & Supplies)	322	40,632
AbbVie, Inc. (Biotechnology)	190	35,914
Accenture PLC—Class A (IT Services)	116	30,984
Adobe, Inc.* (Software)	44	15,738
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	299	52,718
Aflac, Inc. (Insurance)	91	9,042
Agilent Technologies, Inc. (Life Sciences Tools & Services)	54	6,200
Air Products & Chemicals, Inc. (Chemicals)	40	11,516
Akamai Technologies, Inc.* (IT Services)	28	2,137
Albemarle Corp. (Chemicals)	22	1,493
Alexandria Real Estate Equities, Inc. (Office REITs)	29	2,216
Align Technology, Inc.* (Health Care Equipment & Supplies)	12	1,548
Allegion PLC (Building Products)	8	1,327
Alliant Energy Corp. (Electric Utilities)	47	3,055
Allstate Corp. (Insurance)	50	10,163
Altria Group, Inc. (Tobacco)	168	10,406
Amazon.com, Inc.* (Broadline Retail)	733	171,602
Amcor PLC (Containers & Packaging)	423	3,955
Ameren Corp. (Multi-Utilities)	51	5,158
American Electric Power Co., Inc. (Electric Utilities)	99	11,201
American International Group, Inc. (Insurance)	104	8,074
American Tower Corp.—Class A (Specialized REITs)	87	18,130
American Water Works Co., Inc. (Water Utilities)	35	4,908
AMETEK, Inc. (Electrical Equipment)	23	4,252
Amgen, Inc. (Biotechnology)	57	16,821
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	92	20,666
Aon PLC—Class A (Insurance)	20	7,114
APA Corp. (Oil, Gas & Consumable Fuels)	66	1,273
Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,491	309,487
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	88	15,845
Aptiv PLC* (Automobile Components)	40	2,746
Archer-Daniels-Midland Co. (Food Products)	88	4,768
Arthur J. Gallagher & Co. (Insurance)	26	7,469
Assurant, Inc. (Insurance)	10	1,873
AT&T, Inc. (Diversified Telecommunication Services)	1,329	36,428
Atmos Energy Corp. (Gas Utilities)	30	4,678
Automatic Data Processing, Inc. (Professional Services)	33	10,213
AvalonBay Communities, Inc. (Residential REITs)	14	2,608
Avery Dennison Corp. (Containers & Packaging)	14	2,349
Baker Hughes Co. (Energy Equipment & Services)	183	8,244
Ball Corp. (Containers & Packaging)	51	2,920

Common Stocks, continued

	Shares	Value
Bank of America Corp. (Banks)	1,212	$57,291
Baxter International, Inc. (Health Care Equipment & Supplies)	95	2,067
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	54	9,626
Berkshire Hathaway, Inc.*—Class B (Financial Services)	173	81,634
Best Buy Co., Inc. (Specialty Retail)	34	2,212
Biogen, Inc.* (Biotechnology)	28	3,584
Bio-Techne Corp. (Life Sciences Tools & Services)	28	1,532
BlackRock, Inc. (Capital Markets)	27	29,861
Blackstone, Inc. (Capital Markets)	134	23,177
Block, Inc.* (Financial Services)	65	5,022
Boston Properties, Inc. (Office REITs)	27	1,767
Bristol-Myers Squibb Co. (Pharmaceuticals)	376	16,285
Broadridge Financial Solutions, Inc. (Professional Services)	11	2,723
Brown-Forman Corp.*—Class B (Beverages)	32	923
Builders FirstSource, Inc.* (Building Products)	10	1,271
Bunge Global SA (Food Products)	25	1,994
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	22	2,537
Cadence Design Systems, Inc.* (Software)	23	8,385
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	37	987
Camden Property Trust (Residential REITs)	10	1,092
Campbell Soup Co. (Food Products)	35	1,117
Capital One Financial Corp. (Consumer Finance)	118	25,370
Cardinal Health, Inc. (Health Care Providers & Services)	43	6,674
CarMax, Inc.* (Specialty Retail)	28	1,585
Carrier Global Corp. (Building Products)	77	5,284
Cboe Global Markets, Inc.* (Capital Markets)	20	4,821
CDW Corp. (Electronic Equipment, Instruments & Components)	25	4,360
Cencora, Inc. (Health Care Providers & Services)	32	9,155
Centene Corp.* (Health Care Providers & Services)	92	2,398
CenterPoint Energy, Inc. (Multi-Utilities)	119	4,620
CF Industries Holdings, Inc. (Chemicals)	30	2,785
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	9	1,527
Charter Communications, Inc.*—Class A (Media)	18	4,848
Chevron Corp. (Oil, Gas & Consumable Fuels)	355	53,832
Chubb, Ltd. (Insurance)	69	18,356
Church & Dwight Co., Inc. (Household Products)	45	4,220
Cincinnati Financial Corp. (Insurance)	13	1,918
Cisco Systems, Inc. (Communications Equipment)	736	50,106
Citigroup, Inc. (Banks)	345	32,327
Citizens Financial Group, Inc. (Banks)	80	3,818
CME Group, Inc. (Capital Markets)	67	18,645
CMS Energy Corp. (Multi-Utilities)	56	4,133
Cognizant Technology Solutions Corp.—Class A (IT Services)	90	6,458

See accompanying notes to financial statements.

40 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Coinbase Global, Inc.*—Class A (Capital Markets)	20	$7,555
Colgate-Palmolive Co. (Household Products)	84	7,043
Comcast Corp.—Class A (Media)	688	22,863
Conagra Brands, Inc. (Food Products)	88	1,607
ConocoPhillips (Oil, Gas & Consumable Fuels)	233	22,214
Consolidated Edison, Inc. (Multi-Utilities)	67	6,935
Constellation Brands, Inc.—Class A (Beverages)	29	4,844
Corning, Inc. (Electronic Equipment, Instruments & Components)	142	8,981
Corteva, Inc. (Chemicals)	126	9,088
CoStar Group, Inc.* (Real Estate Management & Development)	79	7,520
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	142	3,463
Crown Castle International Corp. (Specialized REITs)	81	8,512
CSX Corp. (Ground Transportation)	187	6,646
CVS Health Corp. (Health Care Providers & Services)	234	14,531
D.R. Horton, Inc. (Household Durables)	52	7,428
Danaher Corp. (Life Sciences Tools & Services)	118	23,265
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	12	2,420
Deere & Co. (Machinery)	27	14,158
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	30	3,981
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	117	3,887
Dexcom, Inc.* (Health Care Equipment & Supplies)	41	3,312
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	34	5,054
Digital Realty Trust, Inc. (Specialized REITs)	59	10,410
Dollar General Corp. (Consumer Staples Distribution & Retail)	40	4,196
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	35	3,974
Dominion Energy, Inc. (Multi-Utilities)	156	9,118
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	4	1,853
Dover Corp. (Machinery)	13	2,355
Dow, Inc. (Chemicals)	129	3,004
DTE Energy Co. (Multi-Utilities)	37	5,121
Duke Energy Corp. (Electric Utilities)	145	17,637
DuPont de Nemours, Inc. (Chemicals)	78	5,608
Eastman Chemical Co. (Chemicals)	22	1,597
eBay, Inc. (Broadline Retail)	29	2,661
Ecolab, Inc. (Chemicals)	24	6,282
Edison International (Electric Utilities)	69	3,596
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	109	8,645
Electronic Arts, Inc. (Entertainment)	26	3,965
Elevance Health, Inc. (Health Care Providers & Services)	40	11,323
Emerson Electric Co. (Electrical Equipment)	33	4,802
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	23	744
Entergy Corp. (Electric Utilities)	83	7,506

Common Stocks, continued

	Shares	Value
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	101	$12,122
EPAM Systems, Inc.* (IT Services)	11	1,735
EQT Corp. (Oil, Gas & Consumable Fuels)	111	5,966
Equifax, Inc. (Professional Services)	23	5,525
Equinix, Inc. (Specialized REITs)	10	7,852
Equity Residential (Residential REITs)	62	3,919
Essex Property Trust, Inc. (Residential REITs)	6	1,561
Everest Group, Ltd. (Insurance)	8	2,686
Evergy, Inc. (Electric Utilities)	42	2,974
Eversource Energy (Electric Utilities)	67	4,429
Exelon Corp. (Electric Utilities)	186	8,359
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	40	4,191
Expeditors International of Washington, Inc. (Air Freight & Logistics)	26	3,022
Extra Space Storage, Inc. (Specialized REITs)	22	2,956
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	797	88,978
F5, Inc.* (Communications Equipment)	6	1,881
FactSet Research Systems, Inc. (Capital Markets)	4	1,612
Fastenal Co. (Trading Companies & Distributors)	91	4,198
Federal Realty Investment Trust (Retail REITs)	14	1,290
FedEx Corp. (Air Freight & Logistics)	39	8,716
Fidelity National Information Services, Inc. (Financial Services)	97	7,703
Fifth Third Bancorp (Banks)	122	5,072
First Horizon Corp. (Banks)	1	19
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	9	1,573
FirstEnergy Corp. (Electric Utilities)	95	4,057
Ford Motor Co. (Automobiles)	721	7,981
Fortive Corp.* (Machinery)	62	2,972
Fox Corp.*—Class A (Media)	38	2,119
Fox Corp.—Class B (Media)	24	1,227
Franklin Resources, Inc. (Capital Markets)	57	1,368
Freeport-McMoRan, Inc. (Metals & Mining)	264	10,623
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	84	5,991
Gen Digital, Inc. (Software)	40	1,180
Generac Holdings, Inc.* (Electrical Equipment)	4	779
General Dynamics Corp. (Aerospace & Defense)	47	14,646
General Electric Co. (Industrial Conglomerates)	116	31,444
General Mills, Inc. (Food Products)	101	4,947
General Motors Co. (Automobiles)	178	9,495
Genuine Parts Co. (Distributors)	26	3,350
Gilead Sciences, Inc. (Biotechnology)	231	25,939
Global Payments, Inc. (Financial Services)	45	3,598
Globe Life, Inc. (Insurance)	16	2,248
Halliburton Co. (Energy Equipment & Services)	159	3,562
Hasbro, Inc. (Leisure Products)	25	1,879
HCA Healthcare, Inc. (Health Care Providers & Services)	12	4,248
Healthpeak Properties, Inc. (Health Care REITs)	127	2,151
Henry Schein, Inc.* (Health Care Providers & Services)	23	1,556

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 41

Common Stocks, continued

	Shares	Value
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	241	$4,986
Hologic, Inc.* (Health Care Equipment & Supplies)	40	2,673
Honeywell International, Inc. (Industrial Conglomerates)	119	26,460
Hormel Foods Corp. (Food Products)	53	1,489
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	46	723
HP, Inc. (Technology Hardware, Storage & Peripherals)	173	4,290
Humana, Inc. (Health Care Providers & Services)	23	5,747
Huntington Bancshares, Inc. (Banks)	268	4,403
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	7	1,952
IDEX Corp. (Machinery)	13	2,126
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	14	7,480
Illinois Tool Works, Inc. (Machinery)	30	7,679
Incyte Corp.* (Biotechnology)	11	824
Intel Corp. (Semiconductors & Semiconductor Equipment)	805	15,939
Intercontinental Exchange, Inc. (Capital Markets)	52	9,611
International Flavors & Fragrances, Inc. (Chemicals)	48	3,409
International Paper Co. (Containers & Packaging)	97	4,533
Invesco, Ltd. (Capital Markets)	82	1,723
Invitation Homes, Inc. (Residential REITs)	104	3,188
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	31	5,762
J.B. Hunt Transport Services, Inc. (Ground Transportation)	14	2,017
Jabil, Inc. (Electronic Equipment, Instruments & Components)	20	4,463
Jack Henry & Associates, Inc. (Financial Services)	8	1,359
Jacobs Solutions, Inc. (Professional Services)	23	3,263
Johnson & Johnson (Pharmaceuticals)	445	73,308
Johnson Controls International PLC (Building Products)	122	12,811
JPMorgan Chase & Co. (Banks)	221	65,469
Kellanova (Food Products)	51	4,071
Kenvue, Inc. (Personal Care Products)	354	7,589
Keurig Dr Pepper, Inc. (Beverages)	249	8,130
KeyCorp (Banks)	181	3,244
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	33	5,409
Kimberly-Clark Corp. (Household Products)	61	7,602
Kimco Realty Corp. (Retail REITs)	124	2,633
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	357	10,017
KKR & Co., Inc. (Capital Markets)	70	10,261
L3Harris Technologies, Inc. (Aerospace & Defense)	34	9,344
Labcorp Holdings, Inc. (Health Care Providers & Services)	16	4,161
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	237	22,477

Common Stocks, continued

	Shares	Value
Lamb Weston Holdings, Inc. (Food Products)	26	$1,484
Leidos Holdings, Inc. (Professional Services)	11	1,756
Lennar Corp.—Class A (Household Durables)	43	4,824
Linde PLC (Chemicals)	88	40,504
LKQ Corp. (Distributors)	46	1,356
Lockheed Martin Corp. (Aerospace & Defense)	37	15,576
Loews Corp. (Insurance)	33	2,988
Lowe's Cos., Inc. (Specialty Retail)	102	22,804
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	11	2,206
LyondellBasell Industries N.V.—Class A (Chemicals)	47	2,723
M&T Bank Corp. (Banks)	30	5,661
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	57	9,701
MarketAxess Holdings, Inc. (Capital Markets)	7	1,439
Marriott International, Inc. (Hotels, Restaurants & Leisure)	1	170
Marsh & McLennan Cos., Inc. (Insurance)	52	10,358
Martin Marietta Materials, Inc. (Construction Materials)	5	2,874
Masco Corp. (Building Products)	23	1,567
Match Group, Inc. (Interactive Media & Services)	44	1,508
McCormick & Co., Inc. (Food Products)	48	3,390
McDonald's Corp. (Hotels, Restaurants & Leisure)	131	39,308
McKesson Corp. (Health Care Providers & Services)	24	16,645
Medtronic PLC (Health Care Equipment & Supplies)	237	21,387
Merck & Co., Inc. (Pharmaceuticals)	464	36,248
MetLife, Inc. (Insurance)	102	7,747
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	2	2,467
MGM Resorts International* (Hotels, Restaurants & Leisure)	37	1,349
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	99	6,691
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	207	22,592
Microsoft Corp. (Software)	660	352,109
Mid-America Apartment Communities, Inc. (Residential REITs)	12	1,709
Moderna, Inc.* (Biotechnology)	63	1,862
Mohawk Industries, Inc.* (Household Durables)	10	1,145
Molina Healthcare, Inc.* (Health Care Providers & Services)	10	1,579
Molson Coors Beverage Co.*—Class B (Beverages)	30	1,462
Mondelez International, Inc.—Class A (Food Products)	239	15,460
Monster Beverage Corp.* (Beverages)	71	4,171
Moody's Corp. (Capital Markets)	13	6,704
Morgan Stanley (Capital Markets)	125	17,808
Nasdaq, Inc. (Capital Markets)	45	4,330
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	20	2,083
Newmont Corp. (Metals & Mining)	206	12,792
News Corp.*—Class A (Media)	69	2,023

See accompanying notes to financial statements.

42 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
News Corp.*—Class B (Media)	20	$668
NextEra Energy, Inc. (Electric Utilities)	126	8,954
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	217	16,208
NiSource, Inc. (Multi-Utilities)	87	3,693
Nordson Corp. (Machinery)	10	2,142
Norfolk Southern Corp. (Ground Transportation)	40	11,120
Northern Trust Corp. (Capital Markets)	35	4,550
Northrop Grumman Corp. (Aerospace & Defense)	25	14,415
Nucor Corp. (Metals & Mining)	41	5,866
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	29	6,199
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	130	5,712
Old Dominion Freight Line, Inc. (Ground Transportation)	19	2,836
Omnicom Group, Inc. (Media)	36	2,594
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	76	4,283
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	52	4,270
Otis Worldwide Corp. (Machinery)	73	6,255
PACCAR, Inc. (Machinery)	43	4,247
Packaging Corp. of America (Containers & Packaging)	8	1,550
Paramount Global(a)—Class B (Media)	110	1,383
Paychex, Inc. (Professional Services)	32	4,619
PayPal Holdings, Inc.* (Financial Services)	59	4,057
Pentair PLC (Machinery)	11	1,124
PepsiCo, Inc. (Beverages)	253	34,894
Pfizer, Inc. (Pharmaceuticals)	1,050	24,455
PG&E Corp. (Electric Utilities)	404	5,664
Philip Morris International, Inc. (Tobacco)	132	21,655
Phillips 66 (Oil, Gas & Consumable Fuels)	76	9,392
Pinnacle West Capital Corp. (Electric Utilities)	22	1,994
PNC Financial Services Group, Inc. (Banks)	73	13,890
Pool Corp. (Distributors)	7	2,157
PPG Industries, Inc. (Chemicals)	42	4,431
PPL Corp. (Electric Utilities)	66	2,356
Principal Financial Group, Inc. (Insurance)	38	2,958
Prologis, Inc. (Industrial REITs)	172	18,366
Prudential Financial, Inc. (Insurance)	66	6,836
PTC, Inc.* (Software)	11	2,363
Public Service Enterprise Group, Inc. (Multi-Utilities)	50	4,490
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	203	29,792
Quest Diagnostics, Inc. (Health Care Providers & Services)	21	3,516
Ralliant Corp.* (Electrical Equipment)	1	46
Raymond James Financial, Inc. (Capital Markets)	12	2,006
Raytheon Technologies Corp. (Aerospace & Defense)	105	16,545
Realty Income Corp. (Retail REITs)	167	9,374
Regency Centers Corp. (Retail REITs)	31	2,213
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	20	10,909
Regions Financial Corp. (Banks)	165	4,179
Revvity, Inc. (Life Sciences Tools & Services)	22	1,934

Common Stocks, continued

	Shares	Value
Rockwell Automation, Inc. (Electrical Equipment)	21	$7,385
Rollins, Inc. (Commercial Services & Supplies)	21	1,203
Roper Technologies, Inc. (Software)	20	11,008
Ross Stores, Inc. (Specialty Retail)	61	8,329
S&P Global, Inc. (Capital Markets)	31	17,084
SBA Communications Corp.—Class A (Specialized REITs)	20	4,494
Schlumberger N.V. (Energy Equipment & Services)	275	9,295
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	38	5,966
Sempra (Multi-Utilities)	121	9,882
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	28	1,919
Smurfit WestRock PLC (Containers & Packaging)	91	4,039
Snap-on, Inc. (Machinery)	10	3,212
Solventum Corp.* (Health Care Equipment & Supplies)	26	1,855
Southwest Airlines Co. (Passenger Airlines)	104	3,217
Stanley Black & Decker, Inc. (Machinery)	29	1,962
Starbucks Corp. (Hotels, Restaurants & Leisure)	211	18,813
State Street Corp. (Capital Markets)	54	6,035
Steel Dynamics, Inc. (Metals & Mining)	26	3,317
STERIS PLC (Health Care Equipment & Supplies)	18	4,077
Stryker Corp. (Health Care Equipment & Supplies)	30	11,782
Synopsys, Inc.* (Software)	17	10,769
Sysco Corp. (Consumer Staples Distribution & Retail)	89	7,084
T. Rowe Price Group, Inc. (Capital Markets)	40	4,058
Take-Two Interactive Software, Inc.* (Entertainment)	32	7,127
Target Corp. (Consumer Staples Distribution & Retail)	84	8,442
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	56	11,522
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	9	4,959
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	29	3,115
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	168	30,419
Textron, Inc.* (Aerospace & Defense)	34	2,644
The AES Corp. (Independent Power/Renewable Electricity Producers)	130	1,710
The Bank of New York Mellon Corp. (Capital Markets)	61	6,188
The Boeing Co.* (Aerospace & Defense)	141	31,279
The Charles Schwab Corp. (Capital Markets)	315	30,784
The Cigna Group (Health Care Providers & Services)	50	13,369
The Clorox Co. (Household Products)	23	2,888
The Coca-Cola Co. (Beverages)	716	48,609
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	37	2,616

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Large-Cap Value ProFund :: 43

Common Stocks, continued

	Shares	Value
The Estee Lauder Cos., Inc. (Personal Care Products)	43	$4,014
The Goldman Sachs Group, Inc. (Capital Markets)	57	41,244
The Hartford Financial Services Group, Inc. (Insurance)	24	2,985
The Hershey Co. (Food Products)	28	5,212
The Home Depot, Inc. (Specialty Retail)	102	37,486
The Interpublic Group of Cos., Inc. (Media)	68	1,673
The J.M. Smucker Co. (Food Products)	20	2,147
The Kraft Heinz Co. (Food Products)	160	4,394
The Kroger Co. (Consumer Staples Distribution & Retail)	113	7,921
The Mosaic Co. (Chemicals)	58	2,089
The Procter & Gamble Co. (Household Products)	433	65,153
The Sherwin-Williams Co. (Chemicals)	19	6,287
The Southern Co. (Electric Utilities)	203	19,178
The TJX Cos., Inc. (Specialty Retail)	85	10,585
The Travelers Cos., Inc. (Insurance)	41	10,669
The Walt Disney Co. (Entertainment)	332	39,544
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	108	6,475
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	70	32,737
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	40	9,536
Tractor Supply Co. (Specialty Retail)	45	2,563
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	25	2,097
Truist Financial Corp. (Banks)	242	10,578
Tyson Foods, Inc.—Class A (Food Products)	53	2,772
U.S. Bancorp (Banks)	288	12,948
UDR, Inc. (Residential REITs)	29	1,139
Ulta Beauty, Inc.* (Specialty Retail)	8	4,120
Union Pacific Corp. (Ground Transportation)	110	24,416
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	136	11,718
UnitedHealth Group, Inc. (Health Care Providers & Services)	168	41,926
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	11	1,831
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	58	7,964
Ventas, Inc. (Health Care REITs)	82	5,509
Veralto Corp. (Commercial Services & Supplies)	24	2,516
VeriSign, Inc. (IT Services)	14	3,764
Verisk Analytics, Inc. (Professional Services)	14	3,902
Verizon Communications, Inc. (Diversified Telecommunication Services)	779	33,310
Viatris, Inc. (Pharmaceuticals)	217	1,897
VICI Properties, Inc. (Specialized REITs)	195	6,357

Common Stocks, continued

	Shares	Value
Vulcan Materials Co. (Construction Materials)	9	$2,472
W.R. Berkley Corp. (Insurance)	25	1,720
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	131	1,525
Walmart, Inc. (Consumer Staples Distribution & Retail)	263	25,770
Warner Bros. Discovery, Inc.* (Entertainment)	416	5,479
Waste Management, Inc. (Commercial Services & Supplies)	32	7,333
Waters Corp.* (Life Sciences Tools & Services)	6	1,733
WEC Energy Group, Inc. (Multi-Utilities)	59	6,436
Wells Fargo & Co. (Banks)	602	48,539
Welltower, Inc. (Health Care REITs)	54	8,914
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	13	3,110
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	65	5,115
Weyerhaeuser Co. (Specialized REITs)	132	3,307
Willis Towers Watson PLC (Insurance)	10	3,158
Workday, Inc.*—Class A (Software)	22	5,046
Xcel Energy, Inc. (Electric Utilities)	105	7,711
Xylem, Inc. (Machinery)	44	6,363
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	31	4,469
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	5	1,695
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	36	3,299
Zoetis, Inc. (Pharmaceuticals)	83	12,101
TOTAL COMMON STOCKS (Cost $2,803,381)		4,558,683

Collateral for Securities Loaned(b)(NM)

Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(c)	839	839
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $839)		839
TOTAL INVESTMENT SECURITIES (Cost $2,804,220)—99.7%		4,559,522
Net other assets (liabilities)—0.3%		14,154
NET ASSETS—100.0%		$4,573,676

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2025. The total value of securities on loan as of July 31, 2025 was $767.

(b)  Securities were purchased with cash collateral held from securities on loan at July 31, 2025.

(c)  Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2025.

NM  Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

44 :: Large-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Large-Cap Value ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$106,401	2.3%
Air Freight & Logistics	25,993	0.6%
Automobile Components	2,746	0.1%
Automobiles	17,476	0.4%
Banks	267,437	5.8%
Beverages	103,033	2.2%
Biotechnology	95,853	2.1%
Broadline Retail	174,263	3.8%
Building Products	23,817	0.5%
Capital Markets	250,865	5.5%
Chemicals	100,815	2.2%
Commercial Services & Supplies	11,052	0.2%
Communications Equipment	51,987	1.1%
Construction Materials	5,346	0.1%
Consumer Finance	25,370	0.5%
Consumer Staples Distribution & Retail	58,912	1.3%
Containers & Packaging	19,347	0.5%
Distributors	6,863	0.1%
Diversified Telecommunication Services	69,738	1.5%
Electric Utilities	108,672	2.4%
Electrical Equipment	17,264	0.4%
Electronic Equipment, Instruments & Components	43,486	1.0%
Energy Equipment & Services	21,101	0.4%
Entertainment	56,115	1.2%
Financial Services	103,373	2.3%
Food Products	54,852	1.2%
Gas Utilities	4,678	0.1%
Ground Transportation	47,035	1.0%
Health Care Equipment & Supplies	126,990	2.8%
Health Care Providers & Services	138,660	3.0%
Health Care REITs	16,574	0.4%
Hotel & Resort REITs	723	NM
Hotels, Restaurants & Leisure	69,369	1.5%
Household Durables	13,397	0.3%
Household Products	86,906	1.9%
Independent Power/Renewable Electricity Producers	1,709	NM
Industrial Conglomerates	72,678	1.6%
	Value	% of Net Assets
Industrial REITs	$18,366	0.4%
Insurance	118,362	2.6%
Interactive Media & Services	1,508	0.1%
IT Services	45,078	1.0%
Leisure Products	1,879	NM
Life Sciences Tools & Services	80,267	1.7%
Machinery	54,594	1.2%
Media	39,398	0.9%
Metals & Mining	32,598	0.7%
Multi-Utilities	59,586	1.3%
Office REITs	3,983	0.1%
Oil, Gas & Consumable Fuels	254,511	5.6%
Passenger Airlines	3,217	0.1%
Personal Care Products	11,603	0.3%
Pharmaceuticals	164,293	3.6%
Professional Services	32,001	0.7%
Real Estate Management & Development	7,520	0.2%
Residential REITs	15,215	0.3%
Retail REITs	15,510	0.3%
Semiconductors & Semiconductor Equipment	234,972	5.2%
Software	406,599	8.9%
Specialized REITs	62,018	1.4%
Specialty Retail	89,684	2.0%
Technology Hardware, Storage & Peripherals	335,908	7.3%
Textiles, Apparel & Luxury Goods	18,414	0.4%
Tobacco	32,061	0.7%
Trading Companies & Distributors	4,198	0.1%
Water Utilities	4,908	0.1%
Wireless Telecommunication Services	9,536	0.2%
Other**	14,993	0.3%
Total	$4,573,676	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Materials UltraSector ProFund :: 45

Common Stocks (85.8%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	492	$141,637
Albemarle Corp. (Chemicals)	498	33,789
Amcor PLC (Containers & Packaging)	9,704	90,732
Avery Dennison Corp. (Containers & Packaging)	331	55,532
Ball Corp. (Containers & Packaging)	1,175	67,281
CF Industries Holdings, Inc. (Chemicals)	686	63,681
Corteva, Inc. (Chemicals)	1,844	133,008
Dow, Inc. (Chemicals)	2,994	69,730
DuPont de Nemours, Inc. (Chemicals)	1,772	127,407
Eastman Chemical Co. (Chemicals)	489	35,506
Ecolab, Inc. (Chemicals)	558	146,062
Freeport-McMoRan, Inc. (Metals & Mining)	3,241	130,418
International Flavors & Fragrances, Inc. (Chemicals)	1,083	76,925
International Paper Co. (Containers & Packaging)	2,236	104,510
Linde PLC (Chemicals)	1,042	479,592
LyondellBasell Industries N.V.—Class A (Chemicals)	1,089	63,086
Martin Marietta Materials, Inc. (Construction Materials)	244	140,271
Newmont Corp. (Metals & Mining)	2,494	154,877
Nucor Corp. (Metals & Mining)	977	139,779
Packaging Corp. of America (Containers & Packaging)	378	73,238
PPG Industries, Inc. (Chemicals)	961	101,386
Smurfit WestRock PLC (Containers & Packaging)	2,100	93,198
Steel Dynamics, Inc. (Metals & Mining)	585	74,623

Common Stocks, continued

	Shares	Value
The Mosaic Co. (Chemicals)	1,344	$48,397
The Sherwin-Williams Co. (Chemicals)	510	168,749
Vulcan Materials Co. (Construction Materials)	509	139,807
TOTAL COMMON STOCKS (Cost $1,407,157)		2,953,221

Repurchase Agreements(a)(b) (24.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $845,099	$845,000	$845,000
TOTAL REPURCHASE AGREEMENTS (Cost $845,000)		845,000
TOTAL INVESTMENT SECURITIES (Cost $2,252,157)—110.4%		3,798,221
Net other assets (liabilities)—(10.4)%		(359,315)
NET ASSETS—100.0%		$3,438,906

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $485,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International	8/25/25	5.08%	$1,291,319	$(128,504)
S&P Materials Select Sector Index	UBS AG	8/25/25	5.13%	931,428	(64,180)
				$2,222,747	$(192,684)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Materials UltraSector ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Chemicals	$1,688,955	49.1%
Construction Materials	280,078	8.1%
Containers & Packaging	484,491	14.1%
Metals & Mining	499,697	14.5%
Other**	485,685	14.2%
Total	$3,438,906	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

46 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (99.8%)

	Shares	Value
AAON, Inc. (Building Products)	183	$15,281
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	129	12,387
Acuity Brands, Inc. (Electrical Equipment)	82	25,531
Advanced Drainage Systems, Inc. (Building Products)	91	10,442
AECOM (Construction & Engineering)	189	21,308
AeroVironment, Inc.* (Aerospace & Defense)	85	22,749
Affiliated Managers Group, Inc. (Capital Markets)	32	6,716
Agree Realty Corp. (Retail REITs)	122	8,747
Alaska Air Group, Inc.* (Passenger Airlines)	328	17,371
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	134	4,209
American Airlines Group, Inc.* (Passenger Airlines)	1,782	20,475
American Financial Group, Inc. (Insurance)	85	10,617
American Homes 4 Rent—Class A (Residential REITs)	325	11,274
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	452	8,294
API Group Corp.* (Industrial Support Services)	582	20,993
Appfolio, Inc.*—Class A (Software)	62	16,578
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	103	27,965
AptarGroup, Inc. (Containers & Packaging)	95	14,928
ATI, Inc.* (Metals & Mining)	382	29,391
Axalta Coating Systems, Ltd.* (Chemicals)	319	9,034
Bath & Body Works, Inc. (Retail— Discretionary)	294	8,514
Belden, Inc. (Electronic Equipment, Instruments & Components)	107	13,231
BellRing Brands, Inc.* (Personal Care Products)	158	8,624
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	168	17,791
Blackbaud, Inc.* (Software)	50	3,371
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	101	8,575
Brixmor Property Group, Inc. (Retail REITs)	446	11,654
Bruker Corp. (Life Sciences Tools & Services)	137	5,265
Burlington Stores, Inc.* (Specialty Retail)	171	46,676
BWX Technologies, Inc. (Aerospace & Defense)	247	37,527
Cabot Corp. (Chemicals)	81	5,847
CACI International, Inc.*—Class A (Professional Services)	36	16,581
Carlisle Cos., Inc. (Building Products)	117	41,501
Carpenter Technology Corp. (Metals & Mining)	134	33,418
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	69	35,889
Cava Group, Inc.* (Leisure Facilities & Services)	174	15,314
Celsius Holdings, Inc.* (Beverages)	272	12,332
Chart Industries, Inc.* (Machinery)	122	24,257
Chemed Corp. (Health Care Providers & Services)	18	7,421
Chewy, Inc.*—Class A (Specialty Retail)	593	21,763
Choice Hotels International, Inc.(a) (Hotels, Restaurants & Leisure)	60	7,663

Common Stocks, continued

	Shares	Value
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	195	$20,873
Ciena Corp.* (Communications Equipment)	231	21,446
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	87	8,762
Clean Harbors, Inc.* (Commercial Services & Supplies)	136	32,070
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	390	11,821
Coca-Cola Consolidated, Inc. (Beverages)	159	17,769
Cognex Corp. (Electronic Equipment, Instruments & Components)	181	7,379
Coherent Corp.* (Electronic Equipment, Instruments & Components)	420	45,193
Comfort Systems USA, Inc. (Construction & Engineering)	95	66,814
Commerce Bancshares, Inc. (Banks)	187	11,444
CommVault Systems, Inc.* (Software)	120	22,794
COPT Defense Properties (Office REITs)	157	4,283
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	317	20,174
Crane Co. (Machinery)	70	13,704
Crane NXT Co. (Electronic Equipment, Instruments & Components)	54	3,204
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	151	15,059
CubeSmart (Specialized REITs)	332	12,918
Cullen/Frost Bankers, Inc. (Banks)	122	15,544
Curtiss-Wright Corp. (Aerospace & Defense)	102	50,002
Cytokinetics, Inc.* (Biotechnology)	161	6,060
Dick's Sporting Goods, Inc. (Specialty Retail)	91	19,247
DocuSign, Inc.* (Software)	548	41,451
Donaldson Co., Inc. (Machinery)	185	13,314
Doximity, Inc.*—Class A (Health Care Technology)	361	21,209
Dropbox, Inc.*—Class A (Software)	323	8,776
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	274	28,147
Duolingo, Inc.* (Diversified Consumer Services)	106	36,734
Dynatrace, Inc.* (Software)	811	42,666
Eagle Materials, Inc. (Construction Materials)	89	19,962
East West Bancorp, Inc. (Banks)	373	37,394
EastGroup Properties, Inc. (Industrial REITs)	67	10,937
EchoStar Corp.*—Class A (Media)	177	5,768
elf Beauty, Inc.* (Personal Care Products)	152	18,421
EMCOR Group, Inc. (Construction & Engineering)	121	75,925
Encompass Health Corp. (Health Care Providers & Services)	193	21,251
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	212	16,634
Equitable Holdings, Inc. (Financial Services)	821	42,159
Equity LifeStyle Properties, Inc. (Residential REITs)	258	15,460
Esab Corp. (Machinery)	155	20,796
Euronet Worldwide, Inc.* (Financial Services)	65	6,317
Evercore Partners, Inc. (Capital Markets)	97	29,210
Exelixis, Inc.* (Biotechnology)	736	26,658
ExlService Holdings, Inc.* (Professional Services)	439	19,065
Exponent, Inc. (Professional Services)	82	5,655

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 47

Common Stocks, continued

	Shares	Value
Fabrinet* (Electronic Equipment, Instruments & Components)	97	$31,402
Federated Hermes, Inc.—B (Capital Markets)	124	6,147
First Financial Bankshares, Inc. (Banks)	194	6,716
First Industrial Realty Trust, Inc. (Industrial REITs)	193	9,403
FirstCash Holdings, Inc. (Consumer Finance)	67	8,930
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	163	12,492
Flowserve Corp. (Machinery)	247	13,842
GameStop Corp.*—Class A (Specialty Retail)	484	10,866
Gaming and Leisure Properties, Inc. (Specialized REITs)	319	14,540
GATX Corp. (Trading Companies & Distributors)	60	9,161
Genpact, Ltd. (Professional Services)	230	10,132
Gentex Corp. (Automobile Components)	248	6,552
Glacier Bancorp, Inc. (Banks)	143	6,268
Globus Medical, Inc.* (Health Care Equipment & Supplies)	305	16,052
Graco, Inc. (Machinery)	222	18,644
Grand Canyon Education, Inc.* (Diversified Consumer Services)	76	12,816
Graphic Packaging Holding Co. (Containers & Packaging)	317	7,088
Guidewire Software, Inc.* (Software)	227	51,351
H&R Block, Inc. (Diversified Consumer Services)	362	19,671
Haemonetics Corp.* (Health Care Equipment & Supplies)	79	5,849
Halozyme Therapeutics, Inc.* (Biotechnology)	333	19,970
Hamilton Lane, Inc.—Class A (Capital Markets)	118	17,971
HealthEquity, Inc.* (Health Care Providers & Services)	235	22,795
Hexcel Corp. (Aerospace & Defense)	109	6,530
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	157	7,037
Hims & Hers Health, Inc.* (Health Care Providers & Services)	531	35,142
Home BancShares, Inc. (Banks)	188	5,294
Houlihan Lokey, Inc. (Capital Markets)	145	27,646
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	114	16,071
IDACORP, Inc. (Electric Utilities)	60	7,520
Illumina, Inc.* (Life Sciences Tools & Services)	223	22,904
Independence Realty Trust, Inc.* (Residential REITs)	378	6,339
Ingredion, Inc. (Food Products)	75	9,865
Interactive Brokers Group, Inc.—Class A (Capital Markets)	1,179	77,294
International Bancshares Corp. (Banks)	103	7,023
Iridium Communications, Inc. (Diversified Telecommunication Services)	142	3,473
ITT, Inc. (Machinery)	151	25,663
Janus Henderson Group PLC (Capital Markets)	136	5,889
Jefferies Financial Group, Inc. (Capital Markets)	233	13,435
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	68	18,384
KB Home (Household Durables)	101	5,581
KBR, Inc. (Professional Services)	147	6,871
Kinsale Capital Group, Inc. (Insurance)	60	26,441

Common Stocks, continued

	Shares	Value
Kirby Corp.* (Marine Transportation)	151	$14,392
Kite Realty Group Trust (Retail REITs)	254	5,583
Knife River Corp.* (Construction Materials)	154	12,702
Kyndryl Holdings, Inc.* (IT Services)	352	13,295
Lamar Advertising Co.—Class A (Specialized REITs)	149	18,215
Lancaster Colony Corp. (Food Products)	26	4,622
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	187	13,313
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	182	9,069
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	229	22,057
Lincoln Electric Holdings, Inc. (Machinery)	85	20,698
LivaNova PLC* (Health Care Equipment & Supplies)	60	2,531
Louisiana-Pacific Corp. (Paper & Forest Products)	168	15,189
Lumentum Holdings, Inc.* (Communications Equipment)	119	13,100
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	161	22,079
Manhattan Associates, Inc.* (Software)	165	36,244
Maplebear, Inc.* (Consumer Staples Distribution & Retail)	204	9,786
Masimo Corp.* (Health Care Equipment & Supplies)	122	18,763
MasTec, Inc.* (Construction & Engineering)	166	31,409
Matador Resources Co. (Oil, Gas & Consumable Fuels)	201	10,026
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	64	27,341
MGIC Investment Corp. (Financial Services)	307	7,951
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	75	7,139
Morningstar, Inc. (Capital Markets)	72	19,905
MSA Safety, Inc. (Commercial Services & Supplies)	53	9,427
Mueller Industries, Inc. (Machinery)	299	25,526
Murphy USA, Inc. (Specialty Retail)	49	17,762
National Storage Affiliates Trust (Specialized REITs)	190	5,597
Neurocrine Biosciences, Inc.* (Biotechnology)	267	34,238
NewMarket Corp. (Chemicals)	9	6,183
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	59	7,258
nVent Electric PLC (Electrical Equipment)	445	34,897
Okta, Inc.* (IT Services)	452	44,206
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	98	13,390
Omega Healthcare Investors, Inc. (Health Care REITs)	313	12,176
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	74	7,012
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	70	6,259
Owens Corning (Building Products)	231	32,208
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	263	2,804

See accompanying notes to financial statements.

48 :: Mid-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Parsons Corp.* (Professional Services)	128	$9,498
Paylocity Holding Corp.* (Professional Services)	117	21,630
Pegasystems, Inc. (Software)	240	14,090
Penumbra, Inc.* (Health Care Equipment & Supplies)	68	17,154
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,723	24,398
Pilgrim's Pride Corp.* (Food Products)	109	5,166
Pinnacle Financial Partners, Inc. (Banks)	133	11,689
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	227	24,786
Post Holdings, Inc.* (Food Products)	69	7,301
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	52	2,523
Primerica, Inc. (Insurance)	88	23,375
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	841	50,056
Qualys, Inc.* (Software)	57	7,585
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	291	21,513
Range Resources Corp. (Oil, Gas & Consumable Fuels)	297	10,906
Rb Global, Inc. (Commercial Services & Supplies)	501	54,238
RBC Bearings, Inc.* (Machinery)	84	32,536
RenaissanceRe Holdings, Ltd. (Insurance)	132	32,174
Repligen Corp.* (Life Sciences Tools & Services)	60	7,024
RH* (Specialty Retail)	21	4,318
RLI Corp. (Insurance)	226	14,914
Roivant Sciences, Ltd.* (Biotechnology)	1,137	12,916
Royal Gold, Inc. (Metals & Mining)	80	12,114
RPM International, Inc. (Chemicals)	197	23,130
Ryan Specialty Holdings, Inc. (Insurance)	291	17,806
Ryder System, Inc. (Ground Transportation)	59	10,485
Saia, Inc.* (Ground Transportation)	72	21,761
Sarepta Therapeutics, Inc.* (Biotechnology)	264	4,335
SEI Investments Co. (Capital Markets)	156	13,747
Service Corp. International (Diversified Consumer Services)	235	17,933
Shift4 Payments, Inc.*—Class A (Financial Services)	183	18,849
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	38	5,007
Simpson Manufacturing Co., Inc. (Building Products)	75	13,457
SLM Corp. (Consumer Finance)	567	18,031
Sotera Health Co.* (Life Sciences Tools & Services)	189	2,172
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	264	40,006
Stifel Financial Corp. (Capital Markets)	197	22,482
Synovus Financial Corp. (Banks)	184	8,692
Tempur Sealy International, Inc. (Household Durables)	329	23,813
Tenet Healthcare Corp.* (Health Care Providers & Services)	154	24,837

Common Stocks, continued

	Shares	Value
Tetra Tech, Inc. (Commercial Services & Supplies)	712	$26,159
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	180	33,322
The Brink's Co. (Commercial Services & Supplies)	57	4,978
The Carlyle Group, Inc. (Capital Markets)	213	12,921
The Ensign Group, Inc. (Health Care Providers & Services)	155	23,250
The New York Times Co.—Class A (Media)	237	12,299
The Scotts Miracle-Gro Co. (Chemicals)	43	2,694
The Toro Co. (Machinery)	114	8,465
The Wendy's Co. (Hotels, Restaurants & Leisure)	194	1,911
Toll Brothers, Inc. (Household Durables)	269	31,839
TopBuild Corp.* (Household Durables)	77	28,523
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	179	10,606
Trex Co., Inc.* (Building Products)	141	9,058
UMB Financial Corp. (Banks)	112	12,319
United Therapeutics Corp.* (Biotechnology)	122	33,513
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	55	7,942
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	54	8,114
Valaris, Ltd.* (Energy Equipment & Services)	176	8,559
Valmont Industries, Inc. (Construction & Engineering)	40	14,558
Valvoline, Inc.* (Specialty Retail)	344	12,126
Viper Energy, Inc. (Oil & Gas Producers)	354	13,332
Vontier Corp. (Electronic Equipment, Instruments & Components)	167	6,925
Vornado Realty Trust (Office REITs)	329	12,640
Voya Financial, Inc. (Financial Services)	135	9,450
Warner Music Group Corp.—Class A (Entertainment)	189	5,530
Watsco, Inc. (Trading Companies & Distributors)	59	26,602
Watts Water Technologies, Inc.—Class A (Machinery)	38	9,968
Weatherford International PLC* (Energy Equipment & Services)	94	5,316
Western Alliance Bancorp (Banks)	295	22,880
WEX, Inc.* (Financial Services)	65	11,029
Wingstop, Inc. (Hotels, Restaurants & Leisure)	76	28,678
Wintrust Financial Corp. (Banks)	94	12,030
Woodward, Inc. (Aerospace & Defense)	161	41,390
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	208	17,888
XPO, Inc.* (Ground Transportation)	157	18,886
YETI Holdings, Inc.* (Leisure Products)	93	3,417
Zions Bancorp N.A. (Banks)	160	8,579
TOTAL COMMON STOCKS (Cost $2,850,535)		4,241,528

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Mid-Cap Growth ProFund :: 49

Collateral for Securities Loaned(b) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(c)	7,476	$7,476
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $7,476)		7,476
TOTAL INVESTMENT SECURITIES (Cost $2,858,011)—100.0%		4,249,004
Net other assets (liabilities)—NM		1,091
NET ASSETS—100.0%		$4,250,095

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2025. The total value of securities on loan as of July 31, 2025 was $7,152.

(b)  Securities were purchased with cash collateral held from securities on loan at July 31, 2025.

(c)  Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2025.

REIT  Real Estate Investment Trust

Mid-Cap Growth ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$158,198	3.7%
Automobile Components	6,552	0.1%
Banks	165,872	3.9%
Beverages	30,101	0.7%
Biotechnology	137,690	3.3%
Broadline Retail	13,390	0.3%
Building Products	121,947	2.9%
Capital Markets	253,363	6.0%
Chemicals	46,888	1.1%
Commercial Services & Supplies	126,873	3.0%
Communications Equipment	34,545	0.8%
Construction & Engineering	210,014	4.9%
Construction Materials	32,664	0.8%
Consumer Finance	26,961	0.6%
Consumer Staples Distribution & Retail	103,473	2.4%
Containers & Packaging	22,016	0.5%
Diversified Consumer Services	87,154	2.0%
Diversified Telecommunication Services	3,473	0.1%
Electric Utilities	7,520	0.2%
Electrical Equipment	60,427	1.4%
Electronic Equipment, Instruments & Components	114,592	2.7%
Energy Equipment & Services	13,875	0.4%
Entertainment	5,530	0.2%
Financial Services	95,755	2.3%
Food Products	26,954	0.6%
Ground Transportation	51,132	1.2%
Health Care Equipment & Supplies	73,662	1.7%
Health Care Providers & Services	134,696	3.2%
Health Care REITs	12,176	0.3%
Health Care Technology	21,209	0.5%
Hotel & Resort REITs	2,803	NM
Hotels, Restaurants & Leisure	207,581	4.9%
Household Durables	89,756	2.1%
Independent Power/Renewable Electricity Producers	6,258	0.1%
Industrial REITs	20,340	0.5%
Industrial Support Services	20,993	0.5%
Insurance	125,327	2.9%

	Value	% of Net Assets
IT Services	$57,501	1.3%
Leisure Facilities & Services	15,314	0.4%
Leisure Products	3,417	0.1%
Life Sciences Tools & Services	64,706	1.5%
Machinery	227,414	5.4%
Marine Transportation	14,392	0.3%
Media	18,067	0.4%
Metals & Mining	74,923	1.8%
Office REITs	16,923	0.4%
Oil & Gas Producers	13,332	0.3%
Oil, Gas & Consumable Fuels	93,592	2.2%
Paper & Forest Products	15,189	0.3%
Passenger Airlines	37,846	0.9%
Personal Care Products	27,044	0.7%
Professional Services	89,432	2.1%
Real Estate Management & Development	18,384	0.4%
Residential REITs	33,073	0.8%
Retail—Discretionary	8,514	0.2%
Retail REITs	25,984	0.6%
Semiconductors & Semiconductor Equipment	111,889	2.6%
Software	244,907	5.8%
Specialized REITs	51,271	1.2%
Specialty Retail	157,637	3.7%
Technology Hardware, Storage & Peripherals	50,056	1.2%
Textiles, Apparel & Luxury Goods	15,059	0.4%
Trading Companies & Distributors	83,902	2.0%
Other**	8,567	0.2%
Total	$4,250,095	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

50 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (62.6%)

	Shares	Value
AAON, Inc. (Building Products)	109	$9,102
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	77	7,394
Acadia Healthcare Company, Inc.* (Health Care Providers & Services)	148	3,222
Acuity Brands, Inc. (Electrical Equipment)	50	15,568
Advanced Drainage Systems, Inc. (Building Products)	114	13,082
AECOM (Construction & Engineering)	214	24,126
AeroVironment, Inc.* (Aerospace & Defense)	51	13,650
Affiliated Managers Group, Inc. (Capital Markets)	46	9,654
AGCO Corp. (Machinery)	99	11,679
Agree Realty Corp. (Retail REITs)	177	12,691
Alaska Air Group, Inc.* (Passenger Airlines)	196	10,380
Albertsons Cos., Inc.—Class A (Consumer Staples Distribution & Retail)	650	12,493
Alcoa Corp. (Metals & Mining)	418	12,527
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	211	6,628
ALLETE, Inc. (Electric Utilities)	94	6,197
Ally Financial, Inc. (Consumer Finance)	446	16,881
Amedisys, Inc.* (Health Care Providers & Services)	53	5,226
American Airlines Group, Inc.* (Passenger Airlines)	1,063	12,214
American Financial Group, Inc. (Insurance)	116	14,488
American Homes 4 Rent—Class A (Residential REITs)	512	17,761
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	182	4,106
Annaly Capital Management, Inc. (Mortgage REITs)	976	19,842
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	541	9,927
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	471	16,452
API Group Corp.* (Industrial Support Services)	589	21,245
Appfolio, Inc.*—Class A (Software)	37	9,893
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	61	16,562
AptarGroup, Inc. (Containers & Packaging)	106	16,657
Aramark (Hotels, Restaurants & Leisure)	423	18,003
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	84	9,744
ASGN, Inc.* (IT Services)	70	3,510
Ashland, Inc. (Chemicals)	74	3,815
Associated Banc-Corp. (Banks)	263	6,507
ATI, Inc.* (Metals & Mining)	227	17,465
Autoliv, Inc. (Automobile Components)	114	12,717
AutoNation, Inc.* (Specialty Retail)	41	7,898
Avantor, Inc.* (Life Sciences Tools & Services)	1,099	14,771
Avient Corp. (Chemicals)	147	4,641
Avis Budget Group, Inc. (Ground Transportation)	27	4,596
Avnet, Inc. (Electronic Equipment, Instruments & Components)	135	7,147
Axalta Coating Systems, Ltd.* (Chemicals)	353	9,997
Bank OZK (Banks)	171	8,430
Bath & Body Works, Inc. (Retail—Discretionary)	343	9,933

Common Stocks, continued

	Shares	Value
Belden, Inc. (Electronic Equipment, Instruments & Components)	63	$7,790
BellRing Brands, Inc.* (Personal Care Products)	205	11,189
BILL Holdings, Inc.* (Software)	153	6,556
BioMarin Pharmaceutical, Inc.* (Biotechnology)	309	17,876
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	31	7,500
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	214	22,663
Black Hills Corp. (Multi-Utilities)	118	6,818
Blackbaud, Inc.* (Software)	61	4,113
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	99	8,405
Brighthouse Financial, Inc.* (Insurance)	92	4,402
Brixmor Property Group, Inc. (Retail REITs)	493	12,882
Bruker Corp. (Life Sciences Tools & Services)	179	6,879
Brunswick Corp. (Leisure Products)	106	6,179
Burlington Stores, Inc.* (Specialty Retail)	103	28,114
BWX Technologies, Inc. (Aerospace & Defense)	147	22,334
Cabot Corp. (Chemicals)	87	6,280
CACI International, Inc.*—Class A (Professional Services)	36	16,580
Cadence Bank (Banks)	301	10,490
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	189	3,438
Carlisle Cos., Inc. (Building Products)	70	24,829
Carpenter Technology Corp. (Metals & Mining)	80	19,951
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	60	31,207
Cava Group, Inc.* (Leisure Facilities & Services)	133	11,705
Celsius Holdings, Inc.* (Beverages)	254	11,516
Chart Industries, Inc.* (Machinery)	72	14,316
Chemed Corp. (Health Care Providers & Services)	24	9,895
Chewy, Inc.*—Class A (Specialty Retail)	354	12,992
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	36	4,598
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	94	10,371
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	116	12,417
Ciena Corp.* (Communications Equipment)	229	21,260
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	85	8,560
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	137	4,159
Clean Harbors, Inc.* (Commercial Services & Supplies)	82	19,336
Cleveland-Cliffs, Inc.* (Metals & Mining)	782	8,227
CNH Industrial N.V.* (Machinery)	1,409	18,261
CNO Financial Group, Inc. (Insurance)	161	5,931
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	234	7,093
Coca-Cola Consolidated, Inc. (Beverages)	94	10,505
Cognex Corp. (Electronic Equipment, Instruments & Components)	272	11,089
Coherent Corp.* (Electronic Equipment, Instruments & Components)	251	27,008
Columbia Banking System, Inc. (Banks)	340	8,092
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	50	2,829

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 51

Common Stocks, continued

	Shares	Value
Comerica, Inc. (Banks)	211	$14,257
Comfort Systems USA, Inc. (Construction & Engineering)	56	39,385
Commerce Bancshares, Inc. (Banks)	196	11,995
Commercial Metals Co. (Metals & Mining)	182	9,439
CommVault Systems, Inc.* (Software)	72	13,676
Concentrix Corp. (Professional Services)	74	3,846
COPT Defense Properties (Office REITs)	181	4,938
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	306	19,474
Coty, Inc.*—Class A (Personal Care Products)	590	2,862
Cousins Properties, Inc. (Office REITs)	272	7,371
Crane Co. (Machinery)	79	15,466
Crane NXT Co. (Electronic Equipment, Instruments & Components)	80	4,747
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	90	8,976
Crown Holdings, Inc. (Containers & Packaging)	186	18,481
CubeSmart (Specialized REITs)	367	14,280
Cullen/Frost Bankers, Inc. (Banks)	104	13,251
Curtiss-Wright Corp. (Aerospace & Defense)	61	29,903
Cytokinetics, Inc.* (Biotechnology)	193	7,265
Darling Ingredients, Inc.* (Food Products)	254	8,225
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	321	4,594
Dick's Sporting Goods, Inc. (Specialty Retail)	90	19,036
DocuSign, Inc.* (Software)	326	24,659
Dolby Laboratories, Inc.—Class A (Software)	99	7,459
Donaldson Co., Inc. (Machinery)	193	13,890
Doximity, Inc.*—Class A (Health Care Technology)	215	12,631
Dropbox, Inc.*—Class A (Software)	316	8,586
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	164	16,848
Duolingo, Inc.* (Diversified Consumer Services)	63	21,833
Dynatrace, Inc.* (Software)	483	25,410
Eagle Materials, Inc. (Construction Materials)	53	11,888
East West Bancorp, Inc. (Banks)	222	22,255
EastGroup Properties, Inc. (Industrial REITs)	85	13,875
EchoStar Corp.*—Class A (Media)	217	7,072
elf Beauty, Inc.* (Personal Care Products)	90	10,907
EMCOR Group, Inc. (Construction & Engineering)	72	45,180
Encompass Health Corp. (Health Care Providers & Services)	162	17,838
EnerSys (Electrical Equipment)	63	5,819
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	244	19,144
Envista Holdings Corp.* (Health Care Equipment & Supplies)	273	5,157
EPR Properties (Specialized REITs)	123	6,770
Equitable Holdings, Inc. (Financial Services)	490	25,161
Equity LifeStyle Properties, Inc. (Residential REITs)	309	18,516
Esab Corp. (Machinery)	92	12,344
Essent Group, Ltd. (Financial Services)	164	9,182
Essential Utilities, Inc. (Water Utilities)	417	15,346
Euronet Worldwide, Inc.* (Financial Services)	65	6,317
Evercore Partners, Inc. (Capital Markets)	58	17,466
Exelixis, Inc.* (Biotechnology)	441	15,973

Common Stocks, continued

	Shares	Value
ExlService Holdings, Inc.* (Professional Services)	263	$11,422
Exponent, Inc. (Professional Services)	82	5,655
F.N.B. Corp. (Banks)	580	8,886
Fabrinet* (Electronic Equipment, Instruments & Components)	58	18,776
Federated Hermes, Inc.—Class B (Capital Markets)	121	5,998
Fidelity National Financial, Inc. (Insurance)	422	23,814
First American Financial Corp. (Insurance)	166	9,968
First Financial Bankshares, Inc. (Banks)	208	7,201
First Horizon Corp. (Banks)	818	17,840
First Industrial Realty Trust, Inc. (Industrial REITs)	214	10,426
FirstCash Holdings, Inc. (Consumer Finance)	61	8,131
Five Below, Inc.* (Specialty Retail)	89	12,150
Flex, Ltd.* (Electronic Equipment, Instruments & Components)	618	30,821
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	174	13,335
Flowers Foods, Inc. (Food Products)	317	5,024
Flowserve Corp. (Machinery)	211	11,824
Fluor Corp.* (Construction & Engineering)	266	15,101
Fortune Brands Innovations, Inc. (Building Products)	195	10,635
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	359	13,190
FTI Consulting, Inc.* (Professional Services)	55	9,149
GameStop Corp.*—Class A (Specialty Retail)	657	14,750
Gaming and Leisure Properties, Inc. (Specialized REITs)	444	20,237
GATX Corp. (Trading Companies & Distributors)	58	8,856
Genpact, Ltd. (Professional Services)	259	11,409
Gentex Corp. (Automobile Components)	362	9,564
Glacier Bancorp, Inc. (Banks)	191	8,372
Globus Medical, Inc.* (Health Care Equipment & Supplies)	182	9,579
Graco, Inc. (Machinery)	270	22,676
Graham Holdings Co.—Class B (Diversified Consumer Services)	5	4,771
Grand Canyon Education, Inc.* (Diversified Consumer Services)	45	7,588
Graphic Packaging Holding Co. (Containers & Packaging)	486	10,867
Greif, Inc.—Class A (Containers & Packaging)	43	2,727
Guidewire Software, Inc.* (Software)	135	30,539
GXO Logistics, Inc.* (Air Freight & Logistics)	185	9,196
H&R Block, Inc. (Diversified Consumer Services)	217	11,792
Haemonetics Corp.* (Health Care Equipment & Supplies)	80	5,923
Halozyme Therapeutics, Inc.* (Biotechnology)	198	11,874
Hamilton Lane, Inc.—Class A (Capital Markets)	70	10,661
Hancock Whitney Corp. (Banks)	138	8,241
Harley-Davidson, Inc. (Automobiles)	176	4,282
Healthcare Realty Trust, Inc. (Health Care REITs)	567	8,709
HealthEquity, Inc.* (Health Care Providers & Services)	140	13,580
Hexcel Corp. (Aerospace & Defense)	130	7,788

See accompanying notes to financial statements.

52 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	258	$11,337
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	94	4,213
Hims & Hers Health, Inc.* (Health Care Providers & Services)	316	20,913
Home BancShares, Inc. (Banks)	297	8,364
Houlihan Lokey, Inc. (Capital Markets)	87	16,587
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	68	9,586
IDACORP, Inc. (Electric Utilities)	87	10,904
Illumina, Inc.* (Life Sciences Tools & Services)	256	26,294
Independence Realty Trust, Inc. (Residential REITs)	377	6,322
Ingredion, Inc. (Food Products)	104	13,680
Insperity, Inc. (Professional Services)	58	3,456
Interactive Brokers Group, Inc.—Class A (Capital Markets)	703	46,089
International Bancshares Corp. (Banks)	85	5,795
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	43	3,220
Iridium Communications, Inc. (Diversified Telecommunication Services)	174	4,256
ITT, Inc. (Machinery)	126	21,415
Janus Henderson Group PLC (Capital Markets)	203	8,790
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	99	11,348
Jefferies Financial Group, Inc. (Capital Markets)	263	15,165
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	77	20,818
KB Home (Household Durables)	116	6,410
KBR, Inc. (Professional Services)	210	9,815
Kemper Corp. (Insurance)	97	5,974
Kilroy Realty Corp. (Office REITs)	172	6,340
Kinsale Capital Group, Inc. (Insurance)	36	15,865
Kirby Corp.* (Marine Transportation)	90	8,578
Kite Realty Group Trust (Retail REITs)	355	7,803
Knife River Corp.* (Construction Materials)	92	7,588
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	261	11,093
Kyndryl Holdings, Inc.* (IT Services)	375	14,164
Lamar Advertising Co.—Class A (Specialized REITs)	142	17,359
Lancaster Colony Corp. (Food Products)	31	5,511
Landstar System, Inc. (Ground Transportation)	56	7,469
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	111	7,902
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	222	11,062
Lear Corp. (Automobile Components)	87	8,203
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	137	13,196
Lincoln Electric Holdings, Inc. (Machinery)	90	21,916
Lithia Motors, Inc.—A (Specialty Retail)	43	12,384
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	39	10,036
LivaNova PLC* (Health Care Equipment & Supplies)	89	3,755
Louisiana-Pacific Corp. (Paper & Forest Products)	101	9,131

Common Stocks, continued

	Shares	Value
Lumentum Holdings, Inc.* (Communications Equipment)	113	$12,439
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	95	13,028
Macy's, Inc. (Broadline Retail)	449	5,671
Manhattan Associates, Inc.* (Software)	97	21,307
ManpowerGroup, Inc. (Professional Services)	75	3,094
Maplebear, Inc.* (Consumer Staples Distribution & Retail)	264	12,664
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	51	3,798
Masimo Corp.* (Health Care Equipment & Supplies)	74	11,380
MasTec, Inc.* (Construction & Engineering)	99	18,732
Matador Resources Co. (Oil, Gas & Consumable Fuels)	188	9,377
Mattel, Inc.* (Leisure Products)	520	8,846
Maximus, Inc. (Professional Services)	90	6,647
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	37	15,806
MGIC Investment Corp. (Financial Services)	382	9,894
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	108	10,279
Morningstar, Inc. (Capital Markets)	43	11,888
MSA Safety, Inc. (Commercial Services & Supplies)	63	11,206
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	72	6,237
Mueller Industries, Inc. (Machinery)	179	15,281
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	217	5,384
Murphy USA, Inc. (Specialty Retail)	29	10,512
National Fuel Gas Co. (Gas Utilities)	145	12,584
National Retail Properties, Inc. (Retail REITs)	304	12,543
National Storage Affiliates Trust (Specialized REITs)	113	3,329
Neurocrine Biosciences, Inc.* (Biotechnology)	161	20,644
New Jersey Resources Corp. (Gas Utilities)	162	7,437
New York Community Bancorp, Inc.* (Banks)	487	5,498
NewMarket Corp. (Chemicals)	12	8,244
Nexstar Media Group, Inc. (Media)	46	8,607
NEXTracker, Inc.*—Class A (Electrical Equipment)	232	13,516
NorthWestern Energy Group, Inc. (Multi-Utilities)	99	5,316
NOV, Inc. (Energy Equipment & Services)	606	7,623
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	58	7,135
nVent Electric PLC (Electrical Equipment)	266	20,859
OGE Energy Corp. (Electric Utilities)	324	14,716
Okta, Inc.* (IT Services)	270	26,406
Old National Bancorp (Banks)	525	11,083
Old Republic International Corp. (Insurance)	367	13,274
Olin Corp. (Chemicals)	186	3,523
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	99	13,526
Omega Healthcare Investors, Inc. (Health Care REITs)	466	18,127
ONE Gas, Inc. (Gas Utilities)	97	7,052

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 53

Common Stocks, continued

	Shares	Value
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	79	$7,485
Option Care Health, Inc.* (Health Care Providers & Services)	264	7,748
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	92	8,226
Oshkosh Corp. (Machinery)	104	13,159
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	420	17,295
Owens Corning (Building Products)	137	19,102
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	322	3,433
Parsons Corp.* (Professional Services)	75	5,565
Paylocity Holding Corp.* (Professional Services)	70	12,942
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	158	3,571
Pegasystems, Inc. (Software)	143	8,396
Penske Automotive Group, Inc. (Specialty Retail)	31	5,190
Penumbra, Inc.* (Health Care Equipment & Supplies)	63	15,893
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	251	25,200
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,029	14,571
Perrigo Co. PLC (Pharmaceuticals)	222	5,921
Pilgrim's Pride Corp.* (Food Products)	65	3,080
Pinnacle Financial Partners, Inc. (Banks)	124	10,898
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	135	14,741
Polaris Industries, Inc. (Leisure Products)	85	4,497
Portland General Electric Co. (Electric Utilities)	176	7,237
Post Holdings, Inc.* (Food Products)	74	7,830
PotlatchDeltic Corp. (Specialized REITs)	116	4,743
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	90	4,367
Primerica, Inc. (Insurance)	53	14,078
Prosperity Bancshares, Inc. (Banks)	153	10,193
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	502	29,879
PVH Corp. (Textiles, Apparel & Luxury Goods)	77	5,653
Qualys, Inc.* (Software)	58	7,718
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	172	12,716
Range Resources Corp. (Oil, Gas & Consumable Fuels)	386	14,174
Rayonier, Inc. (Specialized REITs)	225	5,245
Rb Global, Inc. (Commercial Services & Supplies)	299	32,370
RBC Bearings, Inc.* (Machinery)	51	19,754
Regal Rexnord Corp. (Electrical Equipment)	108	16,511
Reinsurance Group of America, Inc. (Insurance)	106	20,401
Reliance Steel & Aluminum Co. (Metals & Mining)	85	24,661
RenaissanceRe Holdings, Ltd. (Insurance)	79	19,255
Repligen Corp.* (Life Sciences Tools & Services)	84	9,834
Rexford Industrial Realty, Inc. (Industrial REITs)	380	13,882
RH* (Specialty Retail)	24	4,935

Common Stocks, continued

	Shares	Value
RLI Corp. (Insurance)	135	$8,909
Roivant Sciences, Ltd.* (Biotechnology)	679	7,713
Royal Gold, Inc. (Metals & Mining)	106	16,051
RPM International, Inc. (Chemicals)	206	24,186
Ryan Specialty Holdings, Inc. (Insurance)	174	10,647
Ryder System, Inc. (Ground Transportation)	66	11,729
Sabra Health Care REIT, Inc. (Health Care REITs)	384	6,924
Saia, Inc.* (Ground Transportation)	43	12,996
Sarepta Therapeutics, Inc.* (Biotechnology)	159	2,611
Science Applications International Corp. (Professional Services)	77	8,584
SEI Investments Co. (Capital Markets)	152	13,394
Selective Insurance Group, Inc. (Insurance)	97	7,563
Sensata Technologies Holding PLC (Electrical Equipment)	235	7,229
Service Corp. International (Diversified Consumer Services)	230	17,551
Shift4 Payments, Inc.*(a)—Class A (Financial Services)	109	11,227
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	53	6,984
Siligan Holdings, Inc. (Containers & Packaging)	132	6,142
Simpson Manufacturing Co., Inc. (Building Products)	68	12,201
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	210	13,282
SLM Corp. (Consumer Finance)	338	10,748
Sonoco Products Co. (Containers & Packaging)	159	7,166
Sotera Health Co.* (Life Sciences Tools & Services)	247	2,838
SouthState Corp. (Banks)	159	14,973
Southwest Gas Holdings, Inc. (Gas Utilities)	97	7,580
Spire, Inc. (Gas Utilities)	95	7,075
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	157	23,792
STAG Industrial, Inc. (Industrial REITs)	301	10,333
Starwood Property Trust, Inc. (Mortgage REITs)	559	10,878
Stifel Financial Corp. (Capital Markets)	166	18,944
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	61	3,825
Synovus Financial Corp. (Banks)	224	10,582
Taylor Morrison Home Corp.* (Household Durables)	162	9,603
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	121	17,471
Tempur Sealy International, Inc. (Household Durables)	333	24,102
Tenet Healthcare Corp.* (Health Care Providers & Services)	150	24,193
Terex Corp. (Machinery)	106	5,391
Tetra Tech, Inc. (Commercial Services & Supplies)	425	15,615
Texas Capital Bancshares, Inc.* (Banks)	74	6,214
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	108	19,993
The Boston Beer Co., Inc.*—Class A (Beverages)	13	2,692
The Brink's Co. (Commercial Services & Supplies)	68	5,939
The Carlyle Group, Inc. (Capital Markets)	343	20,806
See accompanying notes to financial statements.

54 :: Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
The Ensign Group, Inc. (Health Care Providers & Services)	92	$13,800
The Gap, Inc. (Specialty Retail)	358	6,967
The Goodyear Tire & Rubber Co.* (Automobile Components)	460	4,729
The Hanover Insurance Group, Inc. (Insurance)	58	9,955
The Middleby Corp.* (Machinery)	87	12,632
The New York Times Co.—Class A (Media)	261	13,543
The Scotts Miracle-Gro Co. (Chemicals)	70	4,386
The Timken Co. (Machinery)	103	7,837
The Toro Co. (Machinery)	161	11,954
The Wendy's Co. (Hotels, Restaurants & Leisure)	259	2,551
The Western Union Co. (Financial Services)	533	4,291
Thor Industries, Inc. (Automobiles)	85	7,734
Toll Brothers, Inc. (Household Durables)	161	19,056
TopBuild Corp.* (Household Durables)	46	17,040
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	108	6,399
Trex Co., Inc.* (Building Products)	172	11,049
TXNM Energy, Inc. (Electric Utilities)	150	8,519
UFP Industries, Inc. (Building Products)	97	9,506
UGI Corp. (Gas Utilities)	346	12,518
UMB Financial Corp. (Banks)	114	12,539
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	304	2,019
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	206	1,298
United Bankshares, Inc. (Banks)	229	8,134
United Therapeutics Corp.* (Biotechnology)	74	20,328
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	72	10,397
Unum Group (Insurance)	259	18,599
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	374	31,165
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	60	9,016
Valaris, Ltd.* (Energy Equipment & Services)	106	5,155
Valley National Bancorp (Banks)	768	7,119
Valmont Industries, Inc. (Construction & Engineering)	32	11,646
Valvoline, Inc.* (Specialty Retail)	205	7,226
VF Corp. (Textiles, Apparel & Luxury Goods)	534	6,258
Viper Energy, Inc. (Oil & Gas Producers)	211	7,946
Visteon Corp. (Automobile Components)	45	5,002
Vontier Corp. (Electronic Equipment, Instruments & Components)	239	9,911
Vornado Realty Trust (Office REITs)	270	10,373
Voya Financial, Inc. (Financial Services)	155	10,850
Warner Music Group Corp.—Class A (Entertainment)	235	6,876
Watsco, Inc. (Trading Companies & Distributors)	56	25,248
Watts Water Technologies, Inc.—Class A (Machinery)	45	11,804
Weatherford International PLC* (Energy Equipment & Services)	118	6,673
Webster Financial Corp. (Banks)	272	15,681
WESCO International, Inc. (Trading Companies & Distributors)	72	14,901

Common Stocks, continued

	Shares	Value
Western Alliance Bancorp (Banks)	176	$13,651
Westlake Corp. (Chemicals)	55	4,362
WEX, Inc.* (Financial Services)	55	9,332
Whirlpool Corp.(a) (Household Durables)	90	7,474
Wingstop, Inc. (Hotels, Restaurants & Leisure)	45	16,980
Wintrust Financial Corp. (Banks)	108	13,822
Woodward, Inc. (Aerospace & Defense)	95	24,423
WP Carey, Inc. (Equity REIT—Diversified)	354	22,713
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	124	10,664
XPO, Inc.* (Ground Transportation)	190	22,855
YETI Holdings, Inc.* (Leisure Products)	133	4,886
Zions Bancorp N.A. (Banks)	237	12,708
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	420	4,549
TOTAL COMMON STOCKS (Cost $3,399,043)		4,770,468

Repurchase Agreements(b)(c) (38.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $2,910,339	$2,910,000	$2,910,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,910,000)		2,910,000

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(e)	13,451	$13,451
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $13,451)		13,451
TOTAL INVESTMENT SECURITIES (Cost $6,322,494)—101.0%		7,693,919
Net other assets (liabilities)—(1.0)%		(77,350)
NET ASSETS—100.0%		$7,616,569

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2025. The total value of securities on loan as of July 31, 2025 was $13,052.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $325,000.

(d)  Securities were purchased with cash collateral held from securities on loan at July 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2025.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Mid-Cap ProFund :: 55

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/27/25	4.98%	$2,521,914	$(49,105)
S&P MidCap 400	UBS AG	8/27/25	5.13%	327,730	(6,306)
				$2,849,644	$(55,411)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Mid-Cap ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$98,098	1.3%
Air Freight & Logistics	9,196	0.1%
Automobile Components	40,215	0.5%
Automobiles	12,016	0.2%
Banks	313,071	4.1%
Beverages	24,713	0.3%
Biotechnology	104,285	1.4%
Broadline Retail	19,197	0.3%
Building Products	109,506	1.5%
Capital Markets	195,442	2.6%
Chemicals	69,434	0.9%
Commercial Services & Supplies	84,466	1.1%
Communications Equipment	33,699	0.4%
Construction & Engineering	154,170	2.0%
Construction Materials	19,476	0.3%
Consumer Finance	35,760	0.5%
Consumer Staples Distribution & Retail	159,185	2.1%
Containers & Packaging	62,040	0.8%
Diversified Consumer Services	63,535	0.8%
Diversified Telecommunication Services	17,446	0.2%
Electric Utilities	47,573	0.6%
Electrical Equipment	79,503	1.1%
Electronic Equipment, Instruments & Components	164,895	2.2%
Energy Equipment & Services	19,451	0.3%
Entertainment	6,876	0.1%
Equity REIT—Diversified	22,713	0.3%
Financial Services	86,254	1.1%
Food Products	43,350	0.6%
Gas Utilities	54,246	0.7%
Ground Transportation	70,738	0.9%
Health Care Equipment & Supplies	64,183	0.8%
Health Care Providers & Services	116,414	1.5%
Health Care REITs	33,760	0.4%
Health Care Technology	12,631	0.2%
Hotel & Resort REITs	3,432	0.1%
Hotels, Restaurants & Leisure	154,560	2.0%
Household Durables	83,685	1.1%
Independent Power/Renewable Electricity Producers	8,226	0.1%
Industrial REITs	48,516	0.6%
Industrial Support Services	21,245	0.3%
Insurance	203,123	2.7%

	Value	% of Net Assets
Interactive Media & Services	$4,549	0.1%
IT Services	44,080	0.6%
Leisure Facilities & Services	11,705	0.2%
Leisure Products	24,408	0.3%
Life Sciences Tools & Services	83,922	1.1%
Machinery	261,598	3.4%
Marine Transportation	8,578	0.1%
Media	29,222	0.4%
Metals & Mining	108,321	1.4%
Mortgage REITs	30,720	0.4%
Multi-Utilities	12,134	0.2%
Office REITs	29,022	0.4%
Oil & Gas Producers	7,946	0.1%
Oil, Gas & Consumable Fuels	140,559	1.8%
Paper & Forest Products	9,131	0.1%
Passenger Airlines	22,594	0.3%
Personal Care Products	24,957	0.3%
Pharmaceuticals	17,269	0.2%
Professional Services	108,164	1.4%
Real Estate Management & Development	20,818	0.3%
Residential REITs	42,599	0.6%
Retail—Discretionary	9,933	0.1%
Retail REITs	45,919	0.6%
Semiconductors & Semiconductor Equipment	118,581	1.5%
Software	168,312	2.2%
Specialized REITs	71,964	0.9%
Specialty Retail	162,883	2.1%
Technology Hardware, Storage & Peripherals	29,879	0.4%
Textiles, Apparel & Luxury Goods	43,753	0.6%
Trading Companies & Distributors	91,278	1.2%
Water Utilities	15,346	0.2%
Other**	2,846,101	37.4%
Total	$7,616,569	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

56 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (99.7%)

	Shares	Value
Acadia Healthcare Company, Inc.* (Health Care Providers & Services)	134	$2,917
Advanced Drainage Systems, Inc. (Building Products)	53	6,082
AECOM (Construction & Engineering)	91	10,259
Affiliated Managers Group, Inc. (Capital Markets)	25	5,247
AGCO Corp. (Machinery)	91	10,735
Agree Realty Corp. (Retail REITs)	95	6,812
Albertsons Cos., Inc.—Class A (Consumer Staples Distribution & Retail)	590	11,340
Alcoa Corp. (Metals & Mining)	379	11,359
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	118	3,706
ALLETE, Inc. (Electric Utilities)	85	5,604
Ally Financial, Inc. (Consumer Finance)	405	15,329
Amedisys, Inc.* (Health Care Providers & Services)	48	4,733
American Financial Group, Inc. (Insurance)	59	7,369
American Homes 4 Rent—Class A (Residential REITs)	289	10,025
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	166	3,745
Annaly Capital Management, Inc. (Mortgage REITs)	886	18,013
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	245	4,496
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	427	14,914
API Group Corp.* (Industrial Support Services)	219	7,899
AptarGroup, Inc. (Containers & Packaging)	46	7,228
Aramark (Hotels, Restaurants & Leisure)	384	16,342
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	76	8,816
ASGN, Inc.* (IT Services)	64	3,209
Ashland, Inc. (Chemicals)	67	3,455
Associated Banc-Corp. (Banks)	239	5,913
Autoliv, Inc.* (Automobile Components)	104	11,601
AutoNation, Inc.* (Specialty Retail)	37	7,128
Avantor, Inc.* (Life Sciences Tools & Services)	998	13,412
Avient Corp. (Chemicals)	133	4,199
Avis Budget Group, Inc.* (Ground Transportation)	25	4,256
Avnet, Inc. (Electronic Equipment, Instruments & Components)	123	6,512
Axalta Coating Systems, Ltd.* (Chemicals)	147	4,163
Bank OZK (Banks)	154	7,592
Bath & Body Works, Inc. (Retail—Discretionary)	152	4,402
BellRing Brands, Inc.* (Personal Care Products)	101	5,512
BILL Holdings, Inc.* (Software)	138	5,913
BioMarin Pharmaceutical, Inc.* (Biotechnology)	281	16,256
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	28	6,775
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	103	10,908
Black Hills Corp. (Multi-Utilities)	106	6,125
Blackbaud, Inc.* (Software)	28	1,888
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	35	2,972
Brighthouse Financial, Inc.* (Insurance)	84	4,019

Common Stocks, continued

	Shares	Value
Brixmor Property Group, Inc. (Retail REITs)	205	$5,357
Bruker Corp. (Life Sciences Tools & Services)	87	3,343
Brunswick Corp. (Leisure Products)	96	5,596
Cabot Corp. (Chemicals)	35	2,526
CACI International, Inc.*—Class A (Professional Services)	13	5,987
Cadence Bank (Banks)	273	9,514
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	172	3,129
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	17	8,842
Cava Group, Inc.* (Leisure Facilities & Services)	27	2,376
Celsius Holdings, Inc.* (Beverages)	83	3,763
Chemed Corp. (Health Care Providers & Services)	12	4,948
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	84	9,268
Ciena Corp.* (Communications Equipment)	83	7,706
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	31	3,122
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	124	3,765
Cleveland-Cliffs, Inc.* (Metals & Mining)	709	7,459
CNH Industrial N.V.* (Machinery)	1,280	16,589
CNO Financial Group, Inc.* (Insurance)	145	5,342
Cognex Corp. (Electronic Equipment, Instruments & Components)	147	5,993
Columbia Banking System, Inc. (Banks)	307	7,307
Columbia Sportswear Co.* (Textiles, Apparel & Luxury Goods)	45	2,546
Comerica, Inc. (Banks)	193	13,041
Commerce Bancshares, Inc. (Banks)	76	4,651
Commercial Metals Co.* (Metals & Mining)	165	8,557
Concentrix Corp. (Professional Services)	67	3,482
COPT Defense Properties (Office REITs)	79	2,155
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	106	6,746
Coty, Inc.*—Class A (Personal Care Products)	536	2,600
Cousins Properties, Inc.* (Office REITs)	246	6,667
Crane Co. (Machinery)	34	6,656
Crane NXT Co. (Electronic Equipment, Instruments & Components)	44	2,611
Crown Holdings, Inc. (Containers & Packaging)	168	16,693
CubeSmart (Specialized REITs)	153	5,953
Cullen/Frost Bankers, Inc. (Banks)	29	3,695
Cytokinetics, Inc.* (Biotechnology)	87	3,275
Darling Ingredients, Inc.* (Food Products)	231	7,480
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	291	4,164
Dick's Sporting Goods, Inc. (Specialty Retail)	33	6,980
Dolby Laboratories, Inc.*—Class A (Software)	90	6,780
Donaldson Co., Inc. (Machinery)	75	5,398
Dropbox, Inc.*—Class A (Software)	111	3,016
EastGroup Properties, Inc. (Industrial REITs)	41	6,693
EchoStar Corp.*—Class A (Media)	100	3,259
Encompass Health Corp. (Health Care Providers & Services)	43	4,735
EnerSys (Electrical Equipment)	57	5,265
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	107	8,396

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 57

Common Stocks, continued

	Shares	Value
Envista Holdings Corp.* (Health Care Equipment & Supplies)	248	$4,685
EPR Properties (Specialized REITs)	112	6,164
Equity LifeStyle Properties, Inc. (Residential REITs)	140	8,389
Essent Group, Ltd. (Financial Services)	148	8,286
Essential Utilities, Inc. (Water Utilities)	378	13,910
Euronet Worldwide, Inc.* (Financial Services)	25	2,430
Exponent, Inc. (Professional Services)	30	2,069
F.N.B. Corp.* (Banks)	527	8,074
Federated Hermes, Inc.—Class B (Capital Markets)	43	2,132
Fidelity National Financial, Inc. (Insurance)	382	21,556
First American Financial Corp. (Insurance)	150	9,008
First Financial Bankshares, Inc. (Banks)	83	2,873
First Horizon Corp. (Banks)	743	16,204
First Industrial Realty Trust, Inc. (Industrial REITs)	89	4,336
FirstCash Holdings, Inc.* (Consumer Finance)	21	2,799
Five Below, Inc.* (Specialty Retail)	80	10,922
Flex, Ltd.* (Electronic Equipment, Instruments & Components)	561	27,977
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	69	5,288
Flowers Foods, Inc. (Food Products)	287	4,549
Flowserve Corp. (Machinery)	57	3,194
Fluor Corp.* (Construction & Engineering)	242	13,738
Fortune Brands Innovations, Inc. (Building Products)	176	9,599
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	326	11,977
FTI Consulting, Inc.* (Professional Services)	50	8,317
GameStop Corp.*—Class A (Specialty Retail)	333	7,476
Gaming and Leisure Properties, Inc. (Specialized REITs)	230	10,484
GATX Corp.* (Trading Companies & Distributors)	20	3,054
Genpact, Ltd. (Professional Services)	111	4,890
Gentex Corp. (Automobile Components)	193	5,099
Glacier Bancorp, Inc. (Banks)	95	4,164
Graco, Inc. (Machinery)	125	10,498
Graham Holdings Co.*—Class B (Diversified Consumer Services)	5	4,771
Graphic Packaging Holding Co. (Containers & Packaging)	268	5,992
Greif, Inc.*—Class A (Containers & Packaging)	39	2,474
GXO Logistics, Inc.* (Air Freight & Logistics)	167	8,302
Haemonetics Corp.* (Health Care Equipment & Supplies)	31	2,295
Hancock Whitney Corp. (Banks)	126	7,525
Harley-Davidson, Inc. (Automobiles)	160	3,893
Healthcare Realty Trust, Inc. (Health Care REITs)	514	7,895
Hexcel Corp. (Aerospace & Defense)	59	3,535
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	234	10,282
Home BancShares, Inc. (Banks)	167	4,703
IDACORP, Inc. (Electric Utilities)	47	5,891
Illumina, Inc.* (Life Sciences Tools & Services)	111	11,401
Independence Realty Trust, Inc.* (Residential REITs)	136	2,281
Ingredion, Inc. (Food Products)	53	6,972

Common Stocks, continued

	Shares	Value
Insperity, Inc. (Professional Services)	52	$3,098
International Bancshares Corp. (Banks)	23	1,568
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	39	2,921
Iridium Communications, Inc.* (Diversified Telecommunication Services)	80	1,957
ITT, Inc. (Machinery)	34	5,779
Janus Henderson Group PLC (Capital Markets)	111	4,806
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	90	10,317
Jefferies Financial Group, Inc. (Capital Markets)	112	6,458
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	33	8,922
KB Home (Household Durables)	50	2,763
KBR, Inc. (Professional Services)	110	5,141
Kemper Corp.* (Insurance)	88	5,420
Kilroy Realty Corp.* (Office REITs)	156	5,750
Kite Realty Group Trust (Retail REITs)	182	4,000
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	237	10,072
Kyndryl Holdings, Inc.* (IT Services)	150	5,665
Lamar Advertising Co.—Class A (Specialized REITs)	48	5,868
Lancaster Colony Corp. (Food Products)	15	2,666
Landstar System, Inc. (Ground Transportation)	51	6,802
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	103	5,132
Lear Corp. (Automobile Components)	78	7,355
Lincoln Electric Holdings, Inc. (Machinery)	36	8,766
Lithia Motors, Inc.—A (Specialty Retail)	39	11,231
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	37	9,521
LivaNova PLC* (Health Care Equipment & Supplies)	47	1,983
Lumentum Holdings, Inc.* (Communications Equipment)	38	4,183
Macy's, Inc. (Broadline Retail)	408	5,153
ManpowerGroup, Inc. (Professional Services)	68	2,805
Maplebear, Inc.* (Consumer Staples Distribution & Retail)	130	6,236
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	47	3,500
Matador Resources Co. (Oil, Gas & Consumable Fuels)	61	3,043
Mattel, Inc.* (Leisure Products)	472	8,028
Maximus, Inc. (Professional Services)	82	6,057
MGIC Investment Corp. (Financial Services)	180	4,662
MKS Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	58	5,521
MSA Safety, Inc. (Commercial Services & Supplies)	29	5,158
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	65	5,630
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	196	4,863
National Fuel Gas Co.* (Gas Utilities)	133	11,543
National Retail Properties, Inc. (Retail REITs)	275	11,346
New Jersey Resources Corp. (Gas Utilities)	147	6,749
New York Community Bancorp, Inc. (Banks)	443	5,001
NewMarket Corp. (Chemicals)	6	4,122
Nexstar Media Group, Inc. (Media)	42	7,859

See accompanying notes to financial statements.

58 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
NEXTracker, Inc.*—Class A (Electrical Equipment)	211	$12,293
NorthWestern Energy Group, Inc. (Multi-Utilities)	90	4,833
NOV, Inc. (Energy Equipment & Services)	550	6,919
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	21	2,583
OGE Energy Corp. (Electric Utilities)	295	13,399
Old National Bancorp* (Banks)	476	10,048
Old Republic International Corp. (Insurance)	333	12,045
Olin Corp. (Chemicals)	167	3,163
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	37	5,055
Omega Healthcare Investors, Inc. (Health Care REITs)	254	9,881
ONE Gas, Inc.* (Gas Utilities)	88	6,398
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	32	3,032
Option Care Health, Inc.* (Health Care Providers & Services)	239	7,015
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	47	4,202
Oshkosh Corp. (Machinery)	94	11,894
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	381	15,689
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	149	1,588
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	143	3,232
Penske Automotive Group, Inc.* (Specialty Retail)	27	4,520
Penumbra, Inc.* (Health Care Equipment & Supplies)	20	5,046
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	229	22,992
Perrigo Co. PLC (Pharmaceuticals)	200	5,334
Pinnacle Financial Partners, Inc. (Banks)	41	3,603
Polaris Industries, Inc.* (Leisure Products)	77	4,074
Portland General Electric Co. (Electric Utilities)	160	6,579
Post Holdings, Inc.* (Food Products)	29	3,068
PotlatchDeltic Corp. (Specialized REITs)	105	4,293
Power Integrations, Inc.* (Semiconductors & Semiconductor Equipment)	54	2,620
Prosperity Bancshares, Inc.* (Banks)	140	9,327
PVH Corp. (Textiles, Apparel & Luxury Goods)	70	5,139
Qualys, Inc.* (Software)	23	3,061
Range Resources Corp. (Oil, Gas & Consumable Fuels)	189	6,940
Rayonier, Inc. (Specialized REITs)	205	4,779
Regal Rexnord Corp. (Electrical Equipment)	97	14,829
Reinsurance Group of America, Inc. (Insurance)	97	18,668
Reliance Steel & Aluminum Co. (Metals & Mining)	77	22,340
Repligen Corp.* (Life Sciences Tools & Services)	45	5,268
Rexford Industrial Realty, Inc. (Industrial REITs)	345	12,603
RH* (Specialty Retail)	11	2,262
Royal Gold, Inc. (Metals & Mining)	53	8,025
RPM International, Inc. (Chemicals)	81	9,510
Ryder System, Inc. (Ground Transportation)	29	5,154

Common Stocks, continued

	Shares	Value
Sabra Health Care REIT, Inc. (Health Care REITs)	348	$6,274
Science Applications International Corp. (Professional Services)	69	7,692
SEI Investments Co. (Capital Markets)	54	4,758
Selective Insurance Group, Inc. (Insurance)	89	6,939
Sensata Technologies Holding PLC (Electrical Equipment)	214	6,583
Service Corp. International (Diversified Consumer Services)	81	6,181
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	27	3,558
Siligan Holdings, Inc. (Containers & Packaging)	119	5,537
Simpson Manufacturing Co., Inc. (Building Products)	21	3,768
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	191	12,081
Sonoco Products Co.* (Containers & Packaging)	144	6,490
Sotera Health Co.* (Life Sciences Tools & Services)	121	1,390
SouthState Corp. (Banks)	145	13,655
Southwest Gas Holdings, Inc. (Gas Utilities)	88	6,876
Spire, Inc.* (Gas Utilities)	86	6,404
STAG Industrial, Inc. (Industrial REITs)	273	9,372
Starwood Property Trust, Inc. (Mortgage REITs)	507	9,866
Stifel Financial Corp. (Capital Markets)	44	5,021
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	56	3,511
Synovus Financial Corp. (Banks)	104	4,913
Taylor Morrison Home Corp.* (Household Durables)	148	8,773
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	110	15,883
Tempur Sealy International, Inc. (Household Durables)	124	8,976
Tenet Healthcare Corp.* (Health Care Providers & Services)	53	8,547
Terex Corp. (Machinery)	96	4,883
Texas Capital Bancshares, Inc.* (Banks)	67	5,626
The Boston Beer Co., Inc.*—Class A (Beverages)	12	2,485
The Brink's Co.* (Commercial Services & Supplies)	31	2,708
The Carlyle Group, Inc. (Capital Markets)	197	11,950
The Gap, Inc. (Specialty Retail)	325	6,325
The Goodyear Tire & Rubber Co.* (Automobile Components)	418	4,297
The Hanover Insurance Group, Inc.* (Insurance)	52	8,925
The Middleby Corp.* (Machinery)	78	11,326
The New York Times Co.—Class A (Media)	109	5,656
The Scotts Miracle-Gro Co.* (Chemicals)	40	2,506
The Timken Co. (Machinery)	93	7,076
The Toro Co. (Machinery)	85	6,311
The Wendy's Co. (Hotels, Restaurants & Leisure)	129	1,271
The Western Union Co. (Financial Services)	483	3,888
Thor Industries, Inc. (Automobiles)	78	7,097
Trex Co., Inc.* (Building Products)	80	5,139
TXNM Energy, Inc. (Electric Utilities)	136	7,723

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Mid-Cap Value ProFund :: 59

Common Stocks, continued

	Shares	Value
UFP Industries, Inc. (Building Products)	88	$8,624
UGI Corp. (Gas Utilities)	314	11,361
UMB Financial Corp. (Banks)	44	4,840
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	275	1,826
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	187	1,178
United Bankshares, Inc. (Banks)	208	7,388
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	35	5,054
Unum Group (Insurance)	235	16,875
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	339	28,249
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	26	3,907
Valley National Bancorp (Banks)	697	6,461
Valmont Industries, Inc. (Construction & Engineering)	8	2,912
VF Corp. (Textiles, Apparel & Luxury Goods)	484	5,672
Visteon Corp. (Automobile Components)	40	4,446
Vontier Corp.* (Electronic Equipment, Instruments & Components)	125	5,184
Vornado Realty Trust (Office REITs)	66	2,536
Voya Financial, Inc. (Financial Services)	67	4,690
Warner Music Group Corp.*—Class A (Entertainment)	110	3,219
Watsco, Inc. (Trading Companies & Distributors)	20	9,018
Watts Water Technologies, Inc.—Class A (Machinery)	20	5,246
Weatherford International PLC (Energy Equipment & Services)	55	3,110
Webster Financial Corp. (Banks)	247	14,240
WESCO International, Inc. (Trading Companies & Distributors)	65	13,452

Common Stocks, continued

	Shares	Value
Westlake Corp.* (Chemicals)	49	$3,886
WEX, Inc.* (Financial Services)	15	2,545
Whirlpool Corp.(a) (Household Durables)	81	6,726
Wintrust Financial Corp. (Banks)	48	6,143
WP Carey, Inc. (Equity REIT—Diversified)	321	20,595
XPO, Inc.* (Ground Transportation)	88	10,585
YETI Holdings, Inc.* (Leisure Products)	70	2,572
Zions Bancorp N.A. (Banks)	130	6,971
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	380	4,115
TOTAL COMMON STOCKS (Cost $1,423,356)		2,035,548

Collateral for Securities Loaned(b) (0.3%)

Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(c)	6,413	6,413
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $6,413)		6,413
TOTAL INVESTMENT SECURITIES (Cost $1,429,769)—100.0%		2,041,961
Net other assets (liabilities)—NM%		(829)
NET ASSETS—100.0%		$2,041,132

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2025. The total value of securities on loan as of July 31, 2025 was $6,228.

(b)  Securities were purchased with cash collateral held from securities on loan at July 31, 2025.

(c)  Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2025.

See accompanying notes to financial statements.

60 :: Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Mid-Cap Value ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$3,535	0.2%
Air Freight & Logistics	8,302	0.4%
Automobile Components	32,798	1.6%
Automobiles	10,990	0.5%
Banks	195,040	9.5%
Beverages	6,248	0.3%
Biotechnology	19,531	1.0%
Broadline Retail	10,208	0.5%
Building Products	33,212	1.6%
Capital Markets	40,372	2.0%
Chemicals	37,530	1.8%
Commercial Services & Supplies	7,866	0.4%
Communications Equipment	11,889	0.6%
Construction & Engineering	26,909	1.3%
Consumer Finance	18,128	0.9%
Consumer Staples Distribution & Retail	88,567	4.3%
Containers & Packaging	44,414	2.2%
Diversified Consumer Services	10,952	0.5%
Diversified Telecommunication Services	13,934	0.7%
Electric Utilities	39,196	1.9%
Electrical Equipment	38,970	1.9%
Electronic Equipment, Instruments & Components	88,001	4.3%
Energy Equipment & Services	10,029	0.5%
Entertainment	3,219	0.2%
Equity REIT—Diversified	20,595	1.0%
Financial Services	26,501	1.3%
Food Products	24,735	1.2%
Gas Utilities	49,331	2.4%
Ground Transportation	36,870	1.8%
Health Care Equipment & Supplies	18,172	0.9%
Health Care Providers & Services	32,895	1.6%
Health Care REITs	24,050	1.2%
Hotel & Resort REITs	1,588	0.1%
Hotels, Restaurants & Leisure	27,992	1.4%
Household Durables	27,238	1.3%
Independent Power/Renewable Electricity Producers	4,202	0.2%

	Value	% of Net Assets
Industrial REITs	$33,004	1.6%
Industrial Support Services	7,899	0.4%
Insurance	116,166	5.7%
Interactive Media & Services	4,115	0.2%
IT Services	8,874	0.5%
Leisure Facilities & Services	2,376	0.1%
Leisure Products	20,270	1.0%
Life Sciences Tools & Services	41,590	2.0%
Machinery	114,350	5.6%
Media	16,774	0.8%
Metals & Mining	57,740	2.8%
Mortgage REITs	27,879	1.4%
Multi-Utilities	10,958	0.6%
Office REITs	17,108	0.8%
Oil, Gas & Consumable Fuels	76,492	3.7%
Personal Care Products	8,112	0.4%
Pharmaceuticals	15,651	0.8%
Professional Services	49,538	2.4%
Real Estate Management & Development	8,922	0.4%
Residential REITs	20,695	1.0%
Retail—Discretionary	4,402	0.2%
Retail REITs	27,515	1.4%
Semiconductors & Semiconductor Equipment	47,397	2.3%
Software	20,658	1.0%
Specialized REITs	37,541	1.8%
Specialty Retail	62,132	3.1%
Textiles, Apparel & Luxury Goods	31,571	1.6%
Trading Companies & Distributors	37,900	1.9%
Water Utilities	13,910	0.7%
Other**	5,584	0.3%
Total	$2,041,132	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 61

Common Stocks (70.5%)

	Shares	Value
Adobe, Inc.* (Software)	2,187	$782,268
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,319	1,466,723
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,214	293,156
Alphabet, Inc.—Class A (Interactive Media & Services)	12,138	2,329,282
Alphabet, Inc.—Class C (Interactive Media & Services)	11,385	2,195,711
Amazon.com, Inc.* (Broadline Retail)	22,140	5,183,196
American Electric Power Co., Inc. (Electric Utilities)	2,741	310,117
Amgen, Inc. (Biotechnology)	2,759	814,181
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,546	571,908
Apple, Inc. (Technology Hardware, Storage & Peripherals)	31,148	6,465,390
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,117	741,307
AppLovin Corp*—Class A (Software)	1,579	616,915
ARM Holdings PLC*ADR(a) (Semiconductors & Semiconductor Equipment)	686	96,983
ASML Holding N.V.ADR (Semiconductors & Semiconductor Equipment)	448	311,231
AstraZeneca PLCADR (Pharmaceuticals)	3,058	223,509
Atlassian Corp.*—Class A (Software)	848	162,629
Autodesk, Inc.* (Software)	1,098	332,815
Automatic Data Processing, Inc. (Professional Services)	2,083	644,688
Axon Enterprise, Inc.* (Aerospace & Defense)	399	301,441
Baker Hughes Co. (Energy Equipment & Services)	5,083	228,989
Biogen, Inc.* (Biotechnology)	752	96,256
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	167	919,177
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	16,218	4,763,227
Cadence Design Systems, Inc.* (Software)	1,401	510,763
CDW Corp. (Electronic Equipment, Instruments & Components)	676	117,881
Charter Communications, Inc.*—Class A (Media)	720	193,939
Cintas Corp. (Commercial Services & Supplies)	2,072	461,123
Cisco Systems, Inc. (Communications Equipment)	20,318	1,383,249
Coca-Cola European Partners PLC (Beverages)	2,356	228,344
Cognizant Technology Solutions Corp.— Class A (IT Services)	2,529	181,481
Comcast Corp.—Class A (Media)	19,109	634,992
Constellation Energy Corp. (Electric Utilities)	1,608	559,327
Copart, Inc.* (Commercial Services & Supplies)	4,957	224,701
CoStar Group, Inc.* (Real Estate Management & Development)	2,165	206,086
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	2,276	2,138,620

Common Stocks, continued

	Shares	Value
Crowdstrike Holdings, Inc.*—Class A (Software)	1,278	$580,940
CSX Corp. (Ground Transportation)	9,638	342,535
Datadog, Inc.*—Class A (Software)	1,639	229,427
Dexcom, Inc.* (Health Care Equipment & Supplies)	2,012	162,509
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,499	222,841
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,046	512,012
Electronic Arts, Inc. (Entertainment)	1,287	196,255
Exelon Corp. (Electric Utilities)	5,180	232,789
Fastenal Co. (Trading Companies & Distributors)	5,886	271,521
Fortinet, Inc.* (Software)	3,927	392,307
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	2,349	167,531
Gilead Sciences, Inc. (Biotechnology)	6,382	716,635
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	2,837	106,075
Honeywell International, Inc. (Industrial Conglomerates)	3,297	733,088
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	413	220,670
Intel Corp. (Semiconductors & Semiconductor Equipment)	22,381	443,144
Intuit, Inc. (Software)	1,431	1,123,521
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,839	884,724
Keurig Dr Pepper, Inc. (Beverages)	6,969	227,538
KLA Corp. (Semiconductors & Semiconductor Equipment)	679	596,861
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	6,563	622,435
Linde PLC (Chemicals)	2,415	1,111,528
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	590	118,313
Marriott International, Inc. (Hotels, Restaurants & Leisure)	1,405	370,681
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,424	355,557
MercadoLibre, Inc.* (Broadline Retail)	260	617,211
Meta Platforms, Inc.—Class A (Interactive Media & Services)	4,528	3,502,136
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,768	187,089
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,734	625,809
Microsoft Corp. (Software)	15,500	8,269,251
MicroStrategy, Inc.*—Class A (Software)	1,302	523,222
Mondelez International, Inc.—Class A (Food Products)	6,643	429,735
Monster Beverage Corp.* (Beverages)	5,004	293,985
Netflix, Inc.* (Entertainment)	2,184	2,532,129
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	50,886	9,051,092
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,296	277,046

See accompanying notes to financial statements.

62 :: Nasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Old Dominion Freight Line, Inc. (Ground Transportation)	1,084	$161,787
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,144	120,836
O'Reilly Automotive, Inc.* (Specialty Retail)	4,386	431,232
PACCAR, Inc. (Machinery)	2,693	265,961
Palantir Technologies, Inc.*—Class A (Software)	11,611	1,838,602
Palo Alto Networks, Inc.* (Software)	3,421	593,886
Paychex, Inc. (Professional Services)	1,848	266,722
PayPal Holdings, Inc.* (Financial Services)	4,990	343,112
PDD Holdings, Inc.*ADR (Broadline Retail)	3,427	388,793
PepsiCo, Inc. (Beverages)	7,035	970,267
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	5,634	826,846
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	545	297,276
Roper Technologies, Inc. (Software)	552	303,821
Ross Stores, Inc. (Specialty Retail)	1,687	230,343
Shopify, Inc.*—Class A (IT Services)	6,250	763,813
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,831	519,892
Synopsys, Inc.* (Software)	949	601,163
Take-Two Interactive Software, Inc.* (Entertainment)	935	208,253
Tesla, Inc.* (Automobiles)	7,590	2,339,769
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,661	843,921
The Kraft Heinz Co. (Food Products)	6,073	166,765
The Trade Desk, Inc.*—Class A (Media)	2,299	199,921
Thomson Reuters Corp. (Professional Services)	2,309	463,901
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	5,826	1,388,977
Verisk Analytics, Inc. (Professional Services)	718	200,114
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,318	602,155
Warner Bros. Discovery, Inc.* (Entertainment)	12,694	167,180
Workday, Inc.*—Class A (Software)	1,108	254,153
Xcel Energy, Inc. (Electric Utilities)	2,959	217,309
Zscaler, Inc.* (Software)	799	228,162
TOTAL COMMON STOCKS (Cost $39,213,272)		90,146,679

Repurchase Agreements(b)(c) (27.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $35,366,126	$35,362,000	$35,362,000
TOTAL REPURCHASE AGREEMENTS (Cost $35,362,000)		35,362,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.34%(e)	108,388	$108,388
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $108,388)		108,388
TOTAL INVESTMENT SECURITIES (Cost $74,683,660)—98.3%		125,617,067
Net other assets (liabilities)—1.7%		2,142,567
NET ASSETS—100.0%		$127,759,634

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2025. The total value of securities on loan as of July 31, 2025 was $91,894.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $4,267,000.

(d)  Securities were purchased with cash collateral held from securities on loan at July 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2025.

ADR  American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini Nasdaq-100 Futures Contracts	20	9/22/25	$9,346,000	$469,598

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Nasdaq-100 ProFund :: 63

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/27/25	5.08%	$3,955,207	$(22,407)
Nasdaq-100 Index	UBS AG	8/27/25	5.13%	23,078,811	(145,078)
				$27,034,018	$(167,485)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Nasdaq-100 ProFund invested in the following industries as of
July 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$301,441	0.2%
Automobiles	2,339,769	1.8%
Beverages	1,720,133	1.3%
Biotechnology	2,526,502	2.0%
Broadline Retail	6,189,200	4.8%
Chemicals	1,111,528	0.9%
Commercial Services & Supplies	685,824	0.6%
Communications Equipment	1,383,249	1.1%
Consumer Staples Distribution & Retail	2,138,621	1.7%
Electric Utilities	1,319,542	1.0%
Electronic Equipment, Instruments & Components	117,881	0.1%
Energy Equipment & Services	228,989	0.2%
Entertainment	3,103,817	2.4%
Financial Services	343,112	0.3%
Food Products	596,500	0.5%
Ground Transportation	504,322	0.4%
Health Care Equipment & Supplies	1,435,435	1.1%
Hotels, Restaurants & Leisure	2,614,918	2.1%
Industrial Conglomerates	733,088	0.6%
Interactive Media & Services	8,027,129	6.3%
IT Services	945,294	0.7%

	Value	% of Net Assets
Machinery	$265,961	0.2%
Media	1,028,852	0.8%
Oil, Gas & Consumable Fuels	222,841	0.1%
Pharmaceuticals	223,509	0.2%
Professional Services	1,575,425	1.2%
Real Estate Management & Development	206,086	0.1%
Semiconductors & Semiconductor Equipment	22,008,090	17.2%
Software	17,343,845	13.6%
Specialty Retail	661,575	0.5%
Technology Hardware, Storage & Peripherals	6,465,390	5.1%
Textiles, Apparel & Luxury Goods	118,313	0.1%
Trading Companies & Distributors	271,521	0.2%
Wireless Telecommunication Services	1,388,977	1.1%
Other**	37,612,955	29.5%
Total	$127,759,634	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

64 :: Oil & Gas Equipment & Services UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (73.8%)

	Shares	Value
Archrock, Inc. (Energy Equipment & Services)	15,932	$372,172
Aris Water Solutions, Inc.—Class A (Commercial Services & Supplies)	5,210	110,817
Atlas Energy Solutions, Inc.(a) (Energy Equipment & Services)	12,927	168,051
Baker Hughes Co. (Energy Equipment & Services)	10,119	455,860
Bristow Group, Inc.* (Energy Equipment & Services)	2,098	72,528
Cactus, Inc.—Class A (Energy Equipment & Services)	8,396	355,235
Core Laboratories, Inc. (Energy Equipment & Services)	7,675	83,965
Expro Group Holdings N.V.* (Energy Equipment & Services)	17,644	190,202
Halliburton Co. (Energy Equipment & Services)	17,799	398,698
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	26,087	154,696
Helmerich & Payne, Inc. (Energy Equipment & Services)	17,571	284,826
Innovex International, Inc.* (Energy Equipment & Services)	4,957	81,394
Kodiak Gas Services, Inc.* (Energy Equipment & Services)	8,608	278,297
Liberty Energy, Inc. (Energy Equipment & Services)	29,451	363,425
Nabors Industries, Ltd.* (Energy Equipment & Services)	2,323	80,794
Noble Corp. PLC (Energy Equipment & Services)	13,540	363,007
NOV, Inc. (Energy Equipment & Services)	29,540	371,613
Oceaneering International, Inc.* (Energy Equipment & Services)	12,993	281,948
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	62,198	367,590
ProPetro Holding Corp.* (Energy Equipment & Services)	14,140	75,790
RPC, Inc. (Energy Equipment & Services)	15,915	74,005
Schlumberger N.V. (Energy Equipment & Services)	11,066	374,031
Select Energy Services, Inc.—Class A (Energy Equipment & Services)	17,199	165,626
Solaris Energy Infrastructure, Inc.* (Energy Equipment & Services)	8,253	269,626
TechnipFMC PLC (Energy Equipment & Services)	11,525	419,164
TETRA Technologies, Inc.* (Energy Equipment & Services)	12,965	53,157
Tidewater, Inc.* (Energy Equipment & Services)	7,878	393,979

Common Stocks, continued

	Shares	Value
Transocean, Ltd.* (Energy Equipment & Services)	123,423	$360,395
Valaris, Ltd.* (Energy Equipment & Services)	8,688	422,497
Weatherford International PLC* (Energy Equipment & Services)	7,558	427,405
TOTAL COMMON STOCKS (Cost $5,570,460)		7,870,793

Repurchase Agreements(b)(c) (28.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $3,000,350	$3,000,000	$3,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,000,000)		3,000,000

Collateral for Securities Loaned(d) (1.5%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.34%(e)	154,913	$154,913
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $154,913)		154,913
TOTAL INVESTMENT SECURITIES (Cost $8,725,373)—103.5%		11,025,706
Net other assets (liabilities)—(3.5)%		(371,657)
NET ASSETS—100.0%		$10,654,049

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2025. The total value of securities on loan as of July 31, 2025 was $149,175.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $1,553,000.

(d)  Securities were purchased with cash collateral held from securities on loan at July 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2025.

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Oil & Gas Equipment & Services UltraSector ProFund :: 65

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Oil & Gas Equipment & Services Select Sector Index	Goldman Sachs International	8/25/25	5.08%	$4,068,891	$(100,352)
S&P Oil & Gas Equipment & Services Select Sector Index	UBS AG	8/25/25	5.13%	4,008,483	(129,577)
				$8,077,374	$(229,929)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
Oil & Gas Equipment & Services UltraSector ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Commercial Services & Supplies	$110,817	1.0%
Energy Equipment & Services	7,759,976	72.8%
Other**	2,783,256	26.2%
Total	$10,654,049	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

66 :: Pharmaceuticals UltraSector ProFund ::  Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (81.1%)

	Shares	Value
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	5,224	$40,852
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,597	33,457
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	705	44,662
Arvinas, Inc.* (Pharmaceuticals)	2,821	20,988
Axsome Therapeutics, Inc.* (Pharmaceuticals)	676	68,533
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,458	63,146
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	989	29,532
Corcept Therapeutics, Inc.* (Pharmaceuticals)	1,026	68,916
CorMedix, Inc.* (Pharmaceuticals)	2,170	25,324
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	2,787	39,743
Elanco Animal Health, Inc.* (Pharmaceuticals)	5,123	70,083
Eli Lilly & Co. (Pharmaceuticals)	90	66,606
Enliven Therapeutics, Inc.* (Pharmaceuticals)	776	14,597
Evolus, Inc.* (Pharmaceuticals)	1,998	17,822
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	1,609	15,800
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	1,672	58,821
Harrow, Inc.* (Pharmaceuticals)	1,103	35,031
Innoviva, Inc.* (Pharmaceuticals)	1,934	35,141
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	662	75,885
Johnson & Johnson (Pharmaceuticals)	471	77,593
LENZ Therapeutics, Inc.* (Biotechnology)	539	16,046
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	312	41,053
Liquidia Corp.* (Pharmaceuticals)	2,238	41,828
Merck & Co., Inc. (Pharmaceuticals)	910	71,089
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	2,501	22,734
Nuvation Bio, Inc.* (Pharmaceuticals)	8,726	20,593
Ocular Therapeutix, Inc.* (Pharmaceuticals)	4,126	47,779
Organon & Co. (Pharmaceuticals)	7,253	70,354
Pacira BioSciences, Inc.* (Pharmaceuticals)	2,079	43,846
Perrigo Co. PLC (Pharmaceuticals)	2,671	71,236
Pfizer, Inc. (Pharmaceuticals)	2,986	69,544

Common Stocks, continued

	Shares	Value
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	624	$16,536
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	859	63,523
Royalty Pharma PLC—Class A (Pharmaceuticals)	2,147	79,009
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,240	43,524
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,775	68,906
Trevi Therapeutics, Inc.* (Pharmaceuticals)	3,378	25,014
Viatris, Inc. (Pharmaceuticals)	8,141	71,152
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	4,147	33,591
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	7,968	40,557
Zevra Therapeutics, Inc.* (Pharmaceuticals)	1,056	11,732
Zoetis, Inc. (Pharmaceuticals)	440	64,148
TOTAL COMMON STOCKS (Cost $1,313,228)		1,936,326

Repurchase Agreements(a)(b) (25.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $605,071	$605,000	$605,000
TOTAL REPURCHASE AGREEMENTS (Cost $605,000)		605,000
TOTAL INVESTMENT SECURITIES (Cost $1,918,228)—106.5%		2,541,326
Net other assets (liabilities)—(6.5)%		(156,101)
NET ASSETS—100.0%		$2,385,225

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $255,000.

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Pharmaceuticals UltraSector ProFund :: 67

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	8/25/25	5.08%	$845,813	$(45,278)
S&P Pharmaceuticals Select Industry Index	UBS AG	8/25/25	5.13%	784,385	(47,488)
				$1,630,198	$(92,766)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Pharmaceuticals UltraSector ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Biotechnology	$16,046	0.6%
Pharmaceuticals	1,920,280	80.5%
Other**	448,899	18.9%
Total	$2,385,225	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

68 :: Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (80.0%)

	Shares	Value
Agnico Eagle Mines, Ltd. (Metals & Mining)	38,146	$4,743,837
Alamos Gold, Inc.—Class A (Metals & Mining)	31,878	774,635
Anglogold Ashanti PLC (Metals & Mining)	32,440	1,500,350
B2Gold Corp. (Metals & Mining)	100,051	337,172
Barrick Mining Corp. (Metals & Mining)	130,330	2,752,570
Centerra Gold Inc* (Metals & Mining)	15,906	108,161
Cia De Minas Buenaventura S.A.AADR (Metals & Mining)	18,127	308,340
Coeur Mining, Inc.* (Metals & Mining)	48,487	421,352
DRDGOLD Ltd.ADR (Metals & Mining)	3,211	42,835
Eldorado Gold Corp.* (Metals & Mining)	15,574	319,267
Endeavour Silver Corp.* (Metals & Mining)	21,946	111,266
Equinox Gold Corp.* (Metals & Mining)	54,903	334,908
First Majestic Silver Corp. (Metals & Mining)	32,301	256,793
Fortuna Mining Corp.* (Metals & Mining)	23,267	150,072
Franco-Nevada Corp. (Metals & Mining)	14,595	2,325,421
Gold Fields, Ltd.ADR (Metals & Mining)	67,840	1,652,582
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	42,340	569,896
Hecla Mining Co. (Metals & Mining)	47,947	275,216
IAMGOLD Corp.* (Metals & Mining)	43,587	294,648
Kinross Gold Corp. (Metals & Mining)	93,264	1,492,224
MAG Silver Corp.* (Metals & Mining)	7,058	144,124
New Gold, Inc.* (Metals & Mining)	59,988	251,350
Newmont Corp. (Metals & Mining)	84,362	5,238,881
NovaGold Resources, Inc.* (Metals & Mining)	23,026	119,505
OR Royalties, Inc.* (Metals & Mining)	14,190	393,205
Orla Mining Ltd.* (Metals & Mining)	15,881	148,011
Pan American Silver Corp. (Metals & Mining)	27,453	741,780
Perpetua Resources Corp.* (Metals & Mining)	5,161	77,931
Royal Gold, Inc. (Metals & Mining)	4,989	755,434
Sandstorm Gold, Ltd. (Metals & Mining)	18,444	172,636
Seabridge Gold, Inc.* (Metals & Mining)	6,478	99,243
Sibanye Stillwater, Ltd.*ADR (Metals & Mining)	53,637	448,405
SSR Mining, Inc.* (Metals & Mining)	15,370	183,672

Common Stocks, continued

	Shares	Value
Triple Flag Precious Metals Corp* (Metals & Mining)	5,133	$117,135
Wheaton Precious Metals Corp. (Metals & Mining)	34,400	3,147,944
TOTAL COMMON STOCKS (Cost $11,170,337)		30,810,801

Repurchase Agreements(a)(b) (21.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $8,142,950	$8,142,000	$8,142,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,142,000)		8,142,000
TOTAL INVESTMENT SECURITIES (Cost $19,312,337)—101.2%		38,952,801
Net other assets (liabilities)—(1.2)%		(472,606)
NET ASSETS—100.0%		$38,480,195

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $4,416,000.

ADR  American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	8/25/25	5.08%	$13,939,629	$(527,709)
Dow Jones Precious Metals Index	UBS AG	8/25/25	5.13%	12,619,474	(497,565)
				$26,559,103	$(1,025,274)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Precious Metals UltraSector ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Metals & Mining	$30,810,801	80.0%
Other**	7,669,394	20.0%
Total	$38,480,195	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Real Estate UltraSector ProFund :: 69

Common Stocks (80.4%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Office REITs)	377	$28,814
American Tower Corp.—Class A (Specialized REITs)	1,145	238,606
AvalonBay Communities, Inc. (Residential REITs)	348	64,826
Boston Properties, Inc. (Office REITs)	356	23,293
Camden Property Trust (Residential REITs)	261	28,501
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	718	111,821
CoStar Group, Inc.* (Real Estate Management & Development)	1,032	98,236
Crown Castle International Corp. (Specialized REITs)	1,065	111,921
Digital Realty Trust, Inc. (Specialized REITs)	774	136,565
Equinix, Inc. (Specialized REITs)	239	187,655
Equity Residential (Residential REITs)	836	52,835
Essex Property Trust, Inc. (Residential REITs)	157	40,848
Extra Space Storage, Inc. (Specialized REITs)	519	69,733
Federal Realty Investment Trust (Retail REITs)	190	17,510
Healthpeak Properties, Inc. (Health Care REITs)	1,699	28,781
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,697	26,677
Invitation Homes, Inc. (Residential REITs)	1,394	42,726
Iron Mountain, Inc. (Specialized REITs)	722	70,294
Kimco Realty Corp. (Retail REITs)	1,655	35,136
Mid-America Apartment Communities, Inc. (Residential REITs)	286	40,735
Prologis, Inc. (Industrial REITs)	2,270	242,391
Public Storage (Specialized REITs)	386	104,969
Realty Income Corp. (Retail REITs)	2,209	123,992
Regency Centers Corp. (Retail REITs)	400	28,560
SBA Communications Corp.—Class A (Specialized REITs)	263	59,101

Common Stocks, continued

	Shares	Value
Simon Property Group, Inc. (Retail REITs)	751	$123,006
UDR, Inc. (Residential REITs)	737	28,957
Ventas, Inc. (Health Care REITs)	1,104	74,167
VICI Properties, Inc. (Specialized REITs)	2,585	84,271
Welltower, Inc. (Health Care REITs)	1,520	250,906
Weyerhaeuser Co. (Specialized REITs)	1,774	44,439
TOTAL COMMON STOCKS (Cost $870,402)		2,620,272

Repurchase Agreements(a)(b) (21.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $688,080	$688,000	$688,000
TOTAL REPURCHASE AGREEMENTS (Cost $688,000)		688,000
TOTAL INVESTMENT SECURITIES (Cost $1,558,402)—101.5%		3,308,272
Net other assets (liabilities)—(1.5)%		(47,390)
NET ASSETS—100.0%		$3,260,882

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $442,000.

REIT  Real Estate Investment Trust

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	8/25/25	5.08%	$1,107,647	$(49,500)
S&P Real Estate Select Sector Index	UBS AG	8/25/25	5.13%	1,172,516	(41,554)
				$2,280,163	$(91,054)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

70 :: Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Real Estate UltraSector ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Health Care REITs	$353,854	10.8%
Hotel & Resort REITs	26,677	0.8%
Industrial REITs	242,391	7.4%
Office REITs	52,107	1.6%
Real Estate Management & Development	210,057	6.5%
Residential REITs	299,428	9.2%
Retail REITs	328,204	10.1%
Specialized REITs	1,107,554	34.0%
Other**	640,610	19.6%
Total	$3,260,882	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Rising Rates Opportunity ProFund :: 71

Repurchase Agreements(a)(b) (104.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $9,967,163	$9,966,000	$9,966,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,966,000)		9,966,000
TOTAL INVESTMENT SECURITIES (Cost $9,966,000)—104.3%		9,966,000
Net other assets (liabilities)—(4.3)%		(407,880)
NET ASSETS—100.0%		$9,558,120

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $819,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.75%, due 5/15/55	Citibank North America	8/15/25	(4.26)%	$(7,006,842)	$(261,219)
30-Year U.S. Treasury Bond, 4.75%, due 5/15/55	Societe Generale	8/15/25	(4.19)%	(4,911,707)	(93,070)
				$(11,918,549)	$(354,289)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

72 :: Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Repurchase Agreements(a)(b) (99.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $591,069	$591,000	$591,000
TOTAL REPURCHASE AGREEMENTS (Cost $591,000)		591,000
TOTAL INVESTMENT SECURITIES (Cost $591,000)—99.7%		591,000
Net other assets (liabilities)—0.3%		1,810
NET ASSETS—100.0%		$592,810

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $64,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note, 4.25%, due 5/15/35	Citibank North America	8/15/25	(4.24)%	$(140,047)	$(1,680)
10-Year U.S. Treasury Note, 4.25%, due 5/15/35	Societe Generale	8/15/25	(4.17)%	(450,151)	(4,375)
				$(590,198)	$(6,055)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Rising U.S. Dollar ProFund :: 73

Repurchase Agreements(a)(b) (89.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $7,548,881	$7,548,000	$7,548,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,548,000)		7,548,000
TOTAL INVESTMENT SECURITIES (Cost $7,548,000)—89.7%		7,548,000
Net other assets (liabilities)—10.3%		867,469
NET ASSETS—100.0%		$8,415,469

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $181,000.

As of July 31, 2025, the Rising U.S. Dollar ProFund's forward currency contracts with Goldman Sachs International were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$490,146	British pound	360,952	08/08/25	$476,637	$13,509
U.S. dollar	380,234	Canadian dollar	520,023	08/08/25	375,517	4,717
U.S. dollar	2,714,197	Euro	2,315,566	08/08/25	2,643,735	70,462
U.S. dollar	222,061	Japanese yen	32,548,826	08/08/25	216,070	5,991
U.S. dollar	220,784	Swedish krona	2,103,231	08/08/25	215,033	5,751
U.S. dollar	271,803	Swiss franc	215,551	08/08/25	265,735	6,068
Total Short Contracts	$4,299,225				$4,192,727	$106,498
Long:
British pound	27,293	U.S. dollar	$36,808	08/08/25	$36,040	$(768)
Canadian dollar	35,911	U.S. dollar	26,265	08/08/25	25,932	(333)
Euro	156,058	U.S. dollar	182,628	08/08/25	178,175	(4,453)
Japanese yen	6,936,841	U.S. dollar	47,158	08/08/25	46,049	(1,109)
Swedish krona	140,150	U.S. dollar	14,643	08/08/25	14,329	(314)
Swiss franc	8,619	U.S. dollar	10,819	08/08/25	10,626	(193)
Total Long Contracts			$318,321		$311,151	$(7,170)

As of July 31, 2025, the Rising U.S. Dollar ProFund's forward currency contracts with UBS AG were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$596,864	British pound	440,487	08/08/25	$581,663	$15,201
U.S. dollar	441,029	Canadian dollar	603,509	08/08/25	435,803	5,226
U.S. dollar	2,558,448	Euro	2,186,703	08/08/25	2,496,609	61,839
U.S. dollar	1,032,243	Japanese yen	151,076,441	08/08/25	1,002,894	29,349
U.S. dollar	163,800	Swedish krona	1,563,253	08/08/25	159,826	3,974
U.S. dollar	56,253	Swiss franc	44,877	08/08/25	55,325	928
Total Short Contracts	$4,848,637				$4,732,120	$116,517
Long:
British pound	17,726	U.S. dollar	$23,807	08/08/25	$23,407	$(400)
Canadian dollar	29,393	U.S. dollar	21,487	08/08/25	21,225	(262)
Euro	112,824	U.S. dollar	131,890	08/08/25	128,814	(3,076)
Japanese yen	4,570,369	U.S. dollar	31,027	08/08/25	30,340	(687)
Swedish krona	80,113	U.S. dollar	8,350	08/08/25	8,191	(159)
Swiss franc	6,565	U.S. dollar	8,251	08/08/25	8,093	(158)
Total Long Contracts			$224,812		$220,070	$(4,742)
Total unrealized appreciation						$223,015
Total unrealized (depreciation)						(11,912)
Total net unrealized appreciation/(depreciation)						$211,103

See accompanying notes to financial statements.

74 :: Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (42.0%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	41,986	$7,402,552
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	3,385	106,323
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,943	66,394
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	12,843	2,884,923
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	21,038	3,788,102
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	832	56,318
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	121,757	35,760,030
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	1,376	138,577
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	3,398	109,959
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	3,921	307,642
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	2,155	80,575
Intel Corp. (Semiconductors & Semiconductor Equipment)	112,954	2,236,489
KLA Corp. (Semiconductors & Semiconductor Equipment)	3,424	3,009,799
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	33,123	3,141,385
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,561	177,445
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	22,369	1,797,797
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	13,927	941,326
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	28,940	3,158,512
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,737	165,328
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	1,240	881,938
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	631,518	112,328,106
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	6,542	1,398,483
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	10,821	609,872

Common Stocks, continued

	Shares	Value
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	1,266	$119,954
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	1,458	70,742
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,419	202,228
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	28,412	4,169,745
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,781	205,599
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	843	111,082
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	3,888	266,484
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	4,154	446,264
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	23,525	4,259,437
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	1,145	165,338
TOTAL COMMON STOCKS (Cost $29,068,512)		190,564,748

Repurchase Agreements(a)(b) (27.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $123,079,358	$123,065,000	$123,065,000
TOTAL REPURCHASE AGREEMENTS (Cost $123,065,000)		123,065,000
TOTAL INVESTMENT SECURITIES (Cost $152,133,512)—69.2%		313,629,748
Net other assets (liabilities)—30.8%		139,368,184
NET ASSETS—100.0%		$452,997,932

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $65,093,000.

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Semiconductor UltraSector ProFund :: 75

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	8/25/25	5.08%	$183,016,512	$4,287,314
Dow Jones U.S. Semiconductors Index	UBS AG	8/25/25	5.13%	303,962,030	4,664,272
				$486,978,542	$8,951,586

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Semiconductor UltraSector ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$190,564,748	42.0%
Other**	262,433,184	58.0%
Total	$452,997,932	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

76 :: Short Energy ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Repurchase Agreements(a)(b) (98.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $1,254,146	$1,254,000	$1,254,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,254,000)		1,254,000
TOTAL INVESTMENT SECURITIES (Cost $1,254,000)—98.6%		1,254,000
Net other assets (liabilities)—1.4%		18,167
NET ASSETS—100.0%		$1,272,167

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $245,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	8/25/25	(4.58)%	$(854,886)	$(176)
S&P Energy Select Sector Index	UBS AG	8/25/25	(4.63)%	(415,519)	(1,454)
				$(1,270,405)	$(1,630)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Short Nasdaq-100 ProFund :: 77

Repurchase Agreements(a)(b) (96.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $2,174,254	$2,174,000	$2,174,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,174,000)		2,174,000
TOTAL INVESTMENT SECURITIES (Cost $2,174,000)—96.6%		2,174,000
Net other assets (liabilities)—3.4%		76,403
NET ASSETS—100.0%		$2,250,403

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $351,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/27/25	(4.83)%	$(762,715)	$5,091
Nasdaq-100 Index	UBS AG	8/27/25	(4.73)%	(1,474,351)	8,783
				$(2,237,066)	$13,874

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

78 :: Short Precious Metals ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Repurchase Agreements(a)(b) (96.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $12,176,420	$12,175,000	$12,175,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,175,000)		12,175,000
TOTAL INVESTMENT SECURITIES (Cost $12,175,000)—96.9%		12,175,000
Net other assets (liabilities)—3.1%		389,696
NET ASSETS—100.0%		$12,564,696

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $2,364,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	8/25/25	(4.58)%	$(5,458,966)	$206,991
Dow Jones Precious Metals Index	UBS AG	8/25/25	(4.63)%	(7,104,456)	246,951
				$(12,563,422)	$453,942

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Short Real Estate ProFund :: 79

Repurchase Agreements(a)(b) (91.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $652,076	$652,000	$652,000
TOTAL REPURCHASE AGREEMENTS (Cost $652,000)		652,000
TOTAL INVESTMENT SECURITIES (Cost $652,000)—91.5%		652,000
Net other assets (liabilities)—8.5%		60,538
NET ASSETS—100.0%		$712,538

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $151,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	8/25/25	(4.58)%	$(315,396)	$11,620
S&P Real Estate Select Sector Index	UBS AG	8/25/25	(4.63)%	(394,702)	13,969
				$(710,098)	$25,589

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

80 :: Short Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Repurchase Agreements(a)(b) (90.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $750,087	$750,000	$750,000
TOTAL REPURCHASE AGREEMENTS (Cost $750,000)		750,000
TOTAL INVESTMENT SECURITIES (Cost $750,000)—90.2%		750,000
Net other assets (liabilities)—9.8%		81,110
NET ASSETS—100.0%		$831,110

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $154,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/25	(4.48)%	$(316,266)	$4,270
Russell 2000 Index	UBS AG	8/27/25	(4.63)%	(513,103)	10,629
				$(829,369)	$14,899

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 81

Common Stocks (100.3%)

	Shares	Value
A10 Networks, Inc.* (Software)	277	$5,102
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	545	12,987
Acadia Realty Trust (Retail REITs)	578	10,820
Acadian Asset Management, Inc. (Capital Markets)	171	7,146
ACI Worldwide, Inc.* (Software)	671	28,558
Acushnet Holdings Corp. (Leisure Products)	95	7,564
Addus HomeCare Corp.* (Health Care Providers & Services)	73	7,795
Adeia, Inc. (Software)	255	3,302
ADMA Biologics, Inc.* (Biotechnology)	1,526	28,536
Adtalem Global Education, Inc.* (Diversified Consumer Services)	230	26,282
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	118	16,393
Agilysys, Inc.* (Software)	143	16,313
Alamo Group, Inc. (Machinery)	29	6,455
Alarm.com Holdings, Inc.* (Software)	191	10,434
Albany International Corp.* (Machinery)	97	5,256
Alkermes PLC* (Biotechnology)	675	17,881
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	76	1,936
Alpha Metallurgical Resources, Inc.* (Metals & Mining)	44	5,195
American Assets Trust, Inc. (Equity REIT— Diversified)	178	3,387
American States Water Co. (Water Utilities)	123	9,051
Ameris Bancorp (Banks)	197	13,465
AMERISAFE, Inc. (Insurance)	55	2,463
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	147	3,080
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	109	6,905
Apogee Enterprises, Inc. (Building Products)	138	5,795
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	265	6,323
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	693	8,143
Archrock, Inc. (Energy Equipment & Services)	1,131	26,421
Arcosa, Inc. (Construction & Engineering)	199	17,090
Arcus Biosciences, Inc.* (Biotechnology)	432	3,944
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	376	6,091
Armada Hoffler Properties, Inc. (Equity REIT—Diversified)	327	2,233
Armstrong World Industries, Inc. (Building Products)	278	52,310
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	312	4,930
Artisan Partners Asset Management, Inc.— Class A (Capital Markets)	216	9,774
Artivion, Inc.* (Health Care Equipment & Supplies)	246	7,604
Assured Guaranty, Ltd. (Insurance)	144	12,180
Atlas Energy Solutions, Inc.*(a) (Energy Equipment & Services)	466	6,058
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	121	8,190
Axos Financial, Inc.* (Banks)	342	29,531
Azenta, Inc.* (Life Sciences Tools & Services)	143	4,676

Common Stocks, continued

	Shares	Value
AZZ, Inc. (Building Products)	191	$20,915
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	188	35,486
Balchem Corp. (Chemicals)	208	31,714
BancFirst Corp. (Banks)	127	15,814
Bank of Hawaii Corp. (Banks)	116	7,178
BankUnited, Inc. (Banks)	221	8,060
Banner Corp. (Banks)	112	6,952
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	129	4,967
BGC Group, Inc.—Class A (Capital Markets)	1,330	12,329
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	237	5,038
BlackLine, Inc.* (Software)	331	17,801
Boot Barn Holdings, Inc.* (Specialty Retail)	195	33,521
Box, Inc.*—Class A (Software)	925	29,693
Brady Corp.—Class A (Commercial Services & Supplies)	179	12,632
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	285	44,916
Cactus, Inc.—Class A (Energy Equipment & Services)	437	18,489
Calix, Inc.* (Communications Equipment)	147	8,332
Cal-Maine Foods, Inc. (Food Products)	276	30,674
CareTrust REIT, Inc. (Health Care REITs)	600	19,080
Cargurus, Inc.* (Interactive Media & Services)	541	17,757
Cars.com, Inc.* (Interactive Media & Services)	162	2,085
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	733	15,635
Cathay General Bancorp (Banks)	224	10,129
Cavco Industries, Inc.* (Household Durables)	51	20,587
Centerspace (Residential REITs)	60	3,266
Central Pacific Financial Corp. (Banks)	107	2,853
Century Aluminum Co.* (Metals & Mining)	333	7,053
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	74	1,581
Champion Homes, Inc.* (Household Durables)	336	20,462
Chesapeake Utilities Corp.* (Gas Utilities)	85	10,190
Cinemark Holdings, Inc.* (Entertainment)	645	17,331
City Holding Co. (Banks)	93	11,355
Cleanspark, Inc.* (Software)	1,777	20,204
Clear Secure, Inc.—Class A (Software)	589	17,322
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	271	12,355
Cohen & Steers, Inc. (Capital Markets)	173	12,726
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	205	6,121
Community Financial System, Inc. (Banks)	216	11,383
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	297	5,307
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	286	5,711
Corcept Therapeutics, Inc.* (Pharmaceuticals)	603	40,504
Core Laboratories, Inc. (Energy Equipment & Services)	143	1,564
Core Natural Resources, Inc.* (Oil, Gas & Consumable Fuels)	320	23,620
CoreCivic, Inc.* (Commercial Services & Supplies)	369	7,395
CorVel Corp.* (Health Care Providers & Services)	174	15,416

See accompanying notes to financial statements.

82 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
CSG Systems International, Inc. (Professional Services)	90	$5,621
CSW Industrials, Inc. (Building Products)	108	28,024
CTS Corp. (Electronic Equipment, Instruments & Components)	114	4,468
Curbline Properties Corp. (Retail REITs)	605	13,371
CVB Financial Corp. (Banks)	339	6,336
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	177	5,175
DiamondRock Hospitality Co. (Hotel & Resort REITs)	1,318	10,175
Digi International, Inc.* (Communications Equipment)	139	4,533
DigitalOcean Holdings, Inc.* (IT Services)	402	11,200
DNOW, Inc.* (Trading Companies & Distributors)	384	5,975
Donnelley Financial Solutions, Inc.* (Capital Markets)	69	3,654
Dorman Products, Inc.* (Automobile Components)	173	20,867
DoubleVerify Holdings, Inc.* (Software)	482	7,384
Douglas Emmett, Inc. (Office REITs)	621	9,414
Dream Finders Homes, Inc.*—Class A (Household Durables)	183	4,634
DXP Enterprises, Inc.* (Trading Companies & Distributors)	82	9,287
Dycom Industries, Inc.* (Construction & Engineering)	184	49,460
Dynavax Technologies Corp.* (Biotechnology)	292	3,206
Element Solutions, Inc. (Chemicals)	656	15,482
Elme Communities (Residential REITs)	332	5,006
Employers Holdings, Inc. (Insurance)	81	3,344
Enact Holdings, Inc.* (Financial Services)	42	1,460
Energizer Holdings, Inc. (Household Products)	176	3,964
Enerpac Tool Group Corp. (Machinery)	345	13,286
Enova International, Inc.* (Consumer Finance)	162	16,938
Enpro, Inc. (Machinery)	84	17,842
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	80	5,182
ESCO Technologies, Inc. (Machinery)	165	31,961
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	1,262	38,479
Etsy, Inc.* (Broadline Retail)	327	19,054
EVERTEC, Inc. (Financial Services)	264	9,544
Everus Construction Group, Inc.* (Construction & Engineering)	156	11,585
Extreme Networks, Inc.* (Communications Equipment)	409	7,223
FB Financial Corp. (Banks)	116	5,656
Federal Signal Corp. (Machinery)	389	49,235
First Bancorp (Banks)	626	13,040
First Commonwealth Financial Corp.* (Banks)	313	5,168
First Financial Bancorp (Banks)	288	6,981
First Hawaiian, Inc. (Banks)	345	8,366
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	222	6,307
Forward Air Corp.* (Air Freight & Logistics)	53	1,611
Four Corners Property Trust, Inc. (Specialized REITs)	347	8,758

Common Stocks, continued

	Shares	Value
Franklin Electric Co., Inc. (Machinery)	152	$14,280
Freshpet, Inc.* (Retail—Discretionary)	312	21,316
Frontdoor, Inc.* (Diversified Consumer Services)	471	27,554
Fulton Financial Corp. (Banks)	545	9,783
Gates Industrial Corp. PLC* (Machinery)	969	24,031
Getty Realty Corp. (Retail REITs)	139	3,863
Glaukos Corp.* (Health Care Equipment & Supplies)	364	31,337
GMS, Inc.* (Trading Companies & Distributors)	157	17,214
Gogo, Inc.* (Wireless Telecommunication Services)	176	2,791
Goosehead Insurance, Inc.*—Class A (Insurance)	160	14,545
Granite Construction, Inc. (Construction & Engineering)	280	26,452
Green Brick Partners, Inc.* (Household Durables)	194	12,016
Grid Dynamics Holdings, Inc.* (IT Services)	263	2,496
Griffon Corp. (Building Products)	250	20,318
Group 1 Automotive, Inc. (Specialty Retail)	40	16,486
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	417	10,829
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	1,198	4,900
Harmonic, Inc.* (Communications Equipment)	368	3,132
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	246	8,654
Hawkins, Inc. (Chemicals)	121	19,757
HCI Group, Inc.* (Insurance)	60	8,402
HealthStream, Inc.* (Health Care Technology)	89	2,328
Heidrick & Struggles International, Inc. (Professional Services)	72	3,206
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	519	3,078
Helmerich & Payne, Inc. (Energy Equipment & Services)	368	5,965
Highwoods Properties, Inc. (Office REITs)	420	12,184
HNI Corp. (Commercial Services & Supplies)	154	7,922
ICU Medical, Inc.* (Health Care Equipment & Supplies)	157	20,160
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	149	23,032
Ingevity Corp.* (Chemicals)	119	4,973
Innospec, Inc. (Chemicals)	81	6,472
Innovative Industrial Properties, Inc. (Industrial REITs)	121	6,256
Innoviva, Inc.* (Pharmaceuticals)	195	3,543
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	189	23,538
Installed Building Products, Inc. (Household Durables)	145	29,333
Integer Holdings Corp.* (Health Care Equipment & Supplies)	223	24,198
Inter Parfums, Inc. (Personal Care Products)	115	13,869
InterDigital, Inc. (Software)	166	42,862
Interface, Inc. (Commercial Services & Supplies)	374	7,712
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	147	5,865

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 83

Common Stocks, continued

	Shares	Value
Itron, Inc.* (Electronic Equipment, Instruments & Components)	292	$36,365
J & J Snack Foods Corp. (Food Products)	55	6,209
John Bean Technologies Corp. (Machinery)	124	17,087
John Wiley & Sons, Inc.—Class A (Media)	154	5,944
Kadant, Inc. (Machinery)	76	25,291
KAR Auction Services, Inc.* (Commercial Services & Supplies)	687	16,928
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	281	2,057
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	320	17,811
Korn Ferry (Professional Services)	204	14,457
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	617	36,218
Krystal Biotech, Inc.* (Biotechnology)	162	24,927
Lakeland Financial Corp. (Banks)	88	5,577
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	131	10,642
Liberty Energy, Inc. (Energy Equipment & Services)	569	7,021
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	68	8,947
Lindsay Corp. (Machinery)	31	4,232
Liquidity Services, Inc.* (Commercial Services & Supplies)	145	3,463
LiveRamp Holdings, Inc.* (Software)	218	7,155
LTC Properties, Inc. (Health Care REITs)	138	4,698
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	3,344	14,881
M/I Homes, Inc.* (Household Durables)	91	10,937
Mack-Cali Realty Corp.* (Residential REITs)	223	3,140
Madison Square Garden Sports Corp.* (Entertainment)	108	21,827
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	765	18,223
MARA Holdings, Inc.* (Software)	2,250	36,181
Matson, Inc. (Marine Transportation)	134	14,309
Mercury General Corp. (Insurance)	170	11,773
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	377	31,992
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	24	1,836
MGE Energy, Inc. (Electric Utilities)	144	12,231
Middlesex Water Co. (Water Utilities)	58	2,993
Mister Car Wash, Inc.* (Diversified Consumer Services)	282	1,629
Moelis & Co.—Class A (Capital Markets)	242	16,974
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	82	8,443
Moog, Inc.—Class A (Aerospace & Defense)	181	35,038
MP Materials Corp.* (Metals & Mining)	374	23,001
Mueller Water Products, Inc.—Class A (Machinery)	1,001	24,785
MYR Group, Inc.* (Construction & Engineering)	57	11,030
N-able, Inc.* (Software)	202	1,632
National Bank Holdings Corp.—Class A (Banks)	110	4,077
National Beverage Corp.* (Beverages)	79	3,620
National HealthCare Corp. (Health Care Providers & Services)	51	4,898
NBT Bancorp, Inc. (Banks)	146	6,041
NCR Atleos Corp.* (Financial Services)	206	6,304

Common Stocks, continued

	Shares	Value
NeoGenomics, Inc.* (Health Care Providers & Services)	369	$1,786
NexPoint Residential Trust, Inc. (Residential REITs)	140	4,365
NMI Holdings, Inc.*—Class A (Financial Services)	500	18,660
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	628	17,684
Oceaneering International, Inc.* (Energy Equipment & Services)	642	13,931
OFG Bancorp (Banks)	169	7,203
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	100	22,101
Otter Tail Corp. (Electric Utilities)	120	9,262
Outfront Media, Inc.* (Specialized REITs)	887	15,549
Palomar Holdings, Inc.* (Insurance)	171	22,655
Park National Corp. (Banks)	62	10,036
Pathward Financial, Inc. (Banks)	150	11,344
Patrick Industries, Inc. (Automobile Components)	103	10,016
Payoneer Global, Inc.* (Financial Services)	1,663	10,926
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	200	4,446
Pebblebrook Hotel Trust (Hotel & Resort REITs)	378	3,791
Perdoceo Education Corp. (Diversified Consumer Services)	208	5,986
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	130	3,445
Phillips Edison & Co., Inc. (Retail REITs)	353	11,928
Phinia, Inc. (Automobile Components)	130	6,591
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	170	3,461
Piper Sandler Cos. (Capital Markets)	105	33,109
Pitney Bowes, Inc. (Commercial Services & Supplies)	472	5,362
PJT Partners, Inc.—Class A (Capital Markets)	156	27,865
Plexus Corp.* (Electronic Equipment, Instruments & Components)	117	14,918
Powell Industries, Inc. (Electrical Equipment)	61	14,463
Preferred Bank (Banks)	75	6,812
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	190	14,051
Privia Health Group, Inc.* (Health Care Providers & Services)	463	9,038
PROG Holdings, Inc.* (Consumer Finance)	258	8,215
Progress Software Corp. (Software)	275	13,222
Progyny, Inc.* (Health Care Providers & Services)	239	5,619
Protagonist Therapeutics, Inc.* (Biotechnology)	396	21,329
QuinStreet, Inc.* (Interactive Media & Services)	363	5,957
Radian Group, Inc. (Financial Services)	386	12,587
RadNet, Inc.* (Health Care Providers & Services)	432	23,643
RPC, Inc. (Energy Equipment & Services)	281	1,307
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	243	13,156
RXO, Inc.* (Ground Transportation)	428	6,613
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	383	36,409
S&T Bancorp, Inc.* (Banks)	130	4,763
Sabre Corp.* (Hotels, Restaurants & Leisure)	2,477	7,505

See accompanying notes to financial statements.

84 :: Small-Cap Growth ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	164	$19,031
Saul Centers, Inc. (Retail REITs)	41	1,321
Schrodinger, Inc.* (Health Care Technology)	190	3,863
Sealed Air Corp. (Containers & Packaging)	366	10,713
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	553	28,259
Sensient Technologies Corp. (Chemicals)	143	16,057
ServisFirst Bancshares, Inc. (Banks)	321	25,246
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	257	30,927
Simulations Plus, Inc.* (Health Care Technology)	57	742
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	134	27,182
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	600	17,976
SkyWest, Inc.* (Passenger Airlines)	258	29,918
SL Green Realty Corp. (Office REITs)	318	18,206
SM Energy Co. (Oil, Gas & Consumable Fuels)	365	10,070
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	113	2,900
Sprinklr, Inc.*—Class A (Software)	278	2,505
SPS Commerce, Inc.* (Software)	243	26,454
SPX Technologies, Inc.* (Machinery)	299	54,534
STAAR Surgical Co.* (Health Care Equipment & Supplies)	180	3,225
Standex International Corp. (Machinery)	50	8,237
StepStone Group, Inc.—Class A (Capital Markets)	241	14,306
Sterling Infrastructure, Inc.* (Construction & Engineering)	195	52,179
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	306	7,346
StoneX Group, Inc.* (Capital Markets)	147	14,294
Stride, Inc.* (Diversified Consumer Services)	275	35,263
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	341	1,780
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	1,270	11,113
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	183	6,423
Sylvamo Corp. (Paper & Forest Products)	219	10,089
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	425	6,622
Tanger, Inc. (Retail REITs)	485	14,560
TechTarget, Inc.* (Media)	78	565
Teradata Corp.* (Software)	214	4,479
Terreno Realty Corp. (Industrial REITs)	324	17,978
TG Therapeutics, Inc.* (Biotechnology)	866	30,742
The Bancorp, Inc.* (Banks)	299	18,885
The Buckle, Inc. (Specialty Retail)	97	4,789
The Cheesecake Factory, Inc.(a) (Hotels, Restaurants & Leisure)	193	12,335
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	226	15,495
The GEO Group, Inc.* (Commercial Services & Supplies)	886	22,964
The Greenbrier Cos., Inc. (Machinery)	200	9,100
The Macerich Co. (Retail REITs)	1,066	17,812
The Simply Good Foods Co.* (Food Products)	270	8,224

Common Stocks, continued

	Shares	Value
The St. Joe Co. (Real Estate Management & Development)	242	$12,220
Thryv Holdings, Inc.* (Media)	96	1,263
Tidewater, Inc.* (Energy Equipment & Services)	291	14,553
Tompkins Financial Corp.* (Banks)	32	2,070
Tootsie Roll Industries, Inc.* (Food Products)	61	2,314
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	216	25,698
Tri Pointe Homes, Inc.* (Household Durables)	296	9,117
Trinity Industries, Inc. (Machinery)	522	12,163
TripAdvisor, Inc.* (Interactive Media & Services)	505	8,832
Triumph Financial, Inc.* (Banks)	87	4,935
Trupanion, Inc.* (Insurance)	216	10,241
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	337	15,923
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	48	3,511
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	47	10,640
UniFirst Corp. (Commercial Services & Supplies)	43	7,354
Uniti Group, Inc.* (Specialized REITs)	737	3,921
Unitil Corp. (Multi-Utilities)	40	2,063
Universal Health Realty Income Trust* (Health Care REITs)	41	1,590
Urban Edge Properties (Retail REITs)	482	9,505
Urban Outfitters, Inc.* (Specialty Retail)	162	12,195
Veracyte, Inc.* (Biotechnology)	501	11,779
Vericel Corp.* (Biotechnology)	322	11,251
Verra Mobility Corp.* (Professional Services)	1,019	25,741
Viad Corp.* (Commercial Services & Supplies)	137	4,143
Viavi Solutions, Inc.* (Communications Equipment)	612	6,151
Vicor Corp.* (Electrical Equipment)	84	3,733
Victory Capital Holdings, Inc.*—Class A (Capital Markets)	238	16,401
Virtu Financial, Inc.—Class A (Capital Markets)	517	22,820
Virtus Investment Partners, Inc. (Capital Markets)	17	3,286
Warrior Met Coal, Inc. (Metals & Mining)	335	17,212
WD-40 Co. (Household Products)	53	11,363
Westamerica Bancorp* (Banks)	92	4,407
Whitestone REIT (Retail REITs)	142	1,731
WillScot Mobile Mini Holdings Corp.* (Biotech & Pharma)	723	21,220
WisdomTree, Inc. (Capital Markets)	740	9,820
WK Kellogg Co. (Food Products)	263	6,062
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	352	7,948
WSFS Financial Corp. (Banks)	167	9,158
Xencor, Inc.* (Biotechnology)	190	1,581
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	631	8,020
XPEL, Inc.* (Automobile Components)	144	4,707
Yelp, Inc.* (Interactive Media & Services)	224	7,712
Zurn Elkay Water Solutions Corp. (Building Products)	904	40,002
TOTAL COMMON STOCKS (Cost $3,009,626)		4,391,008
See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Small-Cap Growth ProFund :: 85

Collateral for Securities Loaned(b) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(c)	18,195	$18,195
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $18,195)		18,195
TOTAL INVESTMENT SECURITIES (Cost $3,027,821)—100.7%		4,409,203
Net other assets (liabilities)—(0.7)%		(28,782)
NET ASSETS—100.0%		$4,380,421

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2025. The total value of securities on loan as of July 31, 2025 was $17,235.

(b)  Securities were purchased with cash collateral held from securities on loan at July 31, 2025.

(c)  Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2025.

REIT  Real Estate Investment Trust

Small-Cap Growth ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$71,256	1.6%
Air Freight & Logistics	1,611	NM
Automobile Components	42,181	1.0%
Banks	292,604	6.7%
Beverages	3,620	0.1%
Biotech & Pharma	21,220	0.5%
Biotechnology	188,728	4.3%
Broadline Retail	19,054	0.4%
Building Products	167,364	3.8%
Capital Markets	204,504	4.7%
Chemicals	94,455	2.2%
Commercial Services & Supplies	95,875	2.2%
Communications Equipment	29,371	0.7%
Construction & Engineering	167,797	3.8%
Consumer Finance	25,153	0.6%
Consumer Staples Distribution & Retail	15,494	0.4%
Containers & Packaging	10,713	0.2%
Diversified Consumer Services	96,714	2.2%
Diversified Telecommunication Services	27,236	0.6%
Electric Utilities	21,493	0.5%
Electrical Equipment	18,196	0.4%
Electronic Equipment, Instruments & Components	180,925	4.1%
Energy Equipment & Services	98,387	2.3%
Entertainment	39,158	0.9%
Equity REIT—Diversified	44,099	1.0%
Financial Services	70,310	1.6%
Food Products	53,484	1.2%
Gas Utilities	10,190	0.2%
Ground Transportation	6,612	0.2%
Health Care Equipment & Supplies	195,656	4.5%
Health Care Providers & Services	83,740	1.9%
Health Care REITs	25,368	0.6%
Health Care Technology	6,933	0.1%
Hotel & Resort REITs	79,430	1.8%
Hotels, Restaurants & Leisure	127,277	2.9%
Household Durables	107,086	2.4%
Household Products	15,327	0.3%
Industrial REITs	24,235	0.6%

	Value	% of Net Assets
Insurance	$85,603	1.9%
Interactive Media & Services	42,342	1.0%
IT Services	13,696	0.3%
Leisure Products	7,564	0.2%
Life Sciences Tools & Services	11,550	0.3%
Machinery	317,776	7.3%
Marine Transportation	14,308	0.3%
Media	7,773	0.2%
Metals & Mining	52,461	1.2%
Multi-Utilities	2,063	0.1%
Office REITs	39,804	0.9%
Oil, Gas & Consumable Fuels	80,769	1.8%
Paper & Forest Products	10,089	0.2%
Passenger Airlines	29,918	0.7%
Personal Care Products	13,869	0.3%
Pharmaceuticals	101,673	2.3%
Professional Services	49,025	1.1%
Real Estate Management & Development	14,278	0.4%
Residential REITs	15,777	0.4%
Retail—Discretionary	21,316	0.5%
Retail REITs	84,910	1.9%
Semiconductors & Semiconductor Equipment	107,294	2.5%
Software	290,603	6.6%
Specialized REITs	28,228	0.6%
Specialty Retail	66,991	1.5%
Textiles, Apparel & Luxury Goods	38,005	0.9%
Trading Companies & Distributors	45,632	1.1%
Water Utilities	12,044	0.3%
Wireless Telecommunication Services	2,791	NM
Other**	(10,587)	(0.3)%
Total	$4,380,421	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

86 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (35.7%)

	Shares	Value
10X Genomics Inc*—Class A (Medical Equipment & Devices)	95	$1,279
1-800-Flowers.com, Inc.*—Class A (Specialty Retail)	20	118
1st Source Corp. (Banks)	17	1,017
3D Systems Corp.* (Machinery)	118	192
4D Molecular Therapeutics, Inc.* (Biotechnology)	36	162
89bio, Inc.* (Biotechnology)	112	1,064
8x8, Inc.* (Software)	117	227
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	25	164
A10 Networks, Inc. (Software)	66	1,216
AAR Corp.* (Aerospace & Defense)	32	2,391
Aardvark Therapeutics, Inc.* (Biotech & Pharma)	5	60
Abeona Therapeutics, Inc.* (Biotech & Pharma)	39	248
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	42	4,033
ABM Industries, Inc. (Commercial Services & Supplies)	56	2,583
Absci Corp.* (Biotechnology)	98	277
Acacia Research Corp.* (Financial Services)	31	110
Academy Sports & Outdoors, Inc. (Specialty Retail)	60	3,047
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	112	2,669
Acadia Realty Trust (Retail REITs)	119	2,228
Acadian Asset Management, Inc. (Capital Markets)	25	1,045
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	49	630
ACCO Brands Corp. (Commercial Services & Supplies)	79	296
Accuray, Inc.* (Health Care Equipment & Supplies)	91	119
ACI Worldwide, Inc.* (Software)	95	4,043
Aclaris Therapeutics, Inc.* (Biotech & Pharma)	82	125
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	45	1,366
Acme United Corp. (Wholesale—Discretionary)	3	121
ACNB Corp. (Banks)	9	379
ACRES Commercial Realty Corp.* (Specialty Finance)	6	118
Actuate Therapeutics, Inc.* (Biotech & Pharma)	5	36
Acuren Corp.* (Asset Management)	93	1,031
Acushnet Holdings Corp. (Leisure Products)	25	1,991
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	151	2,146
AdaptHealth Corp.* (Health Care Providers & Services)	83	745
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	134	1,373
ADC Therapeutics SA* (Biotechnology)	65	180
Addus HomeCare Corp.* (Health Care Providers & Services)	16	1,708
Adeia, Inc. (Software)	98	1,269
Adient PLC* (Automobile Components)	76	1,629
ADMA Biologics, Inc.* (Biotechnology)	208	3,890
Adtalem Global Education, Inc.* (Diversified Consumer Services)	33	3,771

Common Stocks, continued

	Shares	Value
ADTRAN Holdings, Inc. (Communications Equipment)	67	$622
Advance Auto Parts, Inc. (Specialty Retail)	54	2,866
Advanced Emissions Solutions, Inc.* (Chemicals)	28	150
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	34	4,723
AdvanSix, Inc. (Chemicals)	24	483
Advantage Solutions, Inc.* (Media)	85	116
Aebi Schmidt Holding AG* (Machinery)	30	309
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	26	439
Aeluma, Inc.* (Semiconductors)	9	199
AeroVironment, Inc.* (Aerospace & Defense)	29	7,761
AerSale Corp.* (Aerospace & Defense)	29	175
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	28	522
AFC Gamma, Inc. (Mortgage REITs)	16	71
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	25	189
agilon health, Inc.* (Health Care Providers & Services)	277	496
Agilysys, Inc.* (Software)	23	2,624
Agios Pharmaceuticals, Inc.* (Biotechnology)	51	1,898
AirJoule Technologies Corp.* (Electrical Equipment)	19	78
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	11	73
Airship AI Holdings, Inc.* (Software)	18	93
Akebia Therapeutics, Inc.* (Biotechnology)	225	829
Akero Therapeutics, Inc.* (Biotechnology)	63	3,078
Alamo Group, Inc. (Machinery)	9	2,003
Alarm.com Holdings, Inc.* (Software)	43	2,349
Albany International Corp. (Machinery)	27	1,463
Aldeyra Therapeutics, Inc.* (Biotechnology)	49	245
Alector, Inc.* (Biotechnology)	72	107
Alerus Financial Corp. (Financial Services)	20	423
Alexander & Baldwin, Inc. (Equity REIT— Diversified)	66	1,187
Alexander's, Inc. (Retail REITs)	2	502
Alico, Inc. (Food Products)	5	161
Alight, Inc.*—Class A (Professional Services)	388	2,080
Alignment Healthcare, Inc.* (Health Care Providers & Services)	115	1,585
Alkami Technology, Inc.* (Software)	61	1,360
Alkermes PLC* (Biotechnology)	146	3,868
Allegiant Travel Co. (Passenger Airlines)	13	671
ALLETE, Inc. (Electric Utilities)	53	3,494
Allied Motion Technologies, Inc. (Electrical Equipment)	13	524
Allogene Therapeutics, Inc.* (Biotechnology)	136	167
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	22	560
Alpha Metallurgical Resources, Inc. (Metals & Mining)	11	1,299
Alpha Teknova, Inc.* (Biotech & Pharma)	10	45
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	104	1,100

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 87

Common Stocks, continued

	Shares	Value
Alpine Income Property Trust, Inc. (Equity REIT—Diversified)	11	$155
Alta Equipment Group, Inc. (Trading Companies & Distributors)	18	140
AlTi Global, Inc.* (Capital Markets)	38	155
Altice USA, Inc.*—Class A (Cable & Satellite)	235	611
Altimmune, Inc.* (Biotechnology)	70	258
Alumis, Inc.* (Pharmaceuticals)	43	178
Amalgamated Financial Corp. (Banks)	21	609
A-Mark Precious Metals, Inc. (Distributors)	17	362
Ambac Financial Group, Inc.* (Insurance)	43	361
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	37	2,445
AMC Entertainment Holdings, Inc.* (Entertainment)	391	1,134
AMC Networks, Inc.*—Class A (Media)	29	174
Amerant Bancorp, Inc. (Banks)	33	637
Ameresco, Inc.*—Class A (Construction & Engineering)	29	491
American Assets Trust, Inc. (Equity REIT— Diversified)	47	894
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	104	463
American Battery Technology Co.* (Metals & Mining)	73	158
American Eagle Outfitters, Inc. (Specialty Retail)	146	1,577
American Healthcare REIT, Inc. (Health Care REITs)	143	5,526
American Outdoor Brands Inc.* (Leisure Products)	11	104
American Public Education, Inc.* (Diversified Consumer Services)	16	472
American Reality Investors, Inc.* (Real Estate Management & Development)	1	13
American States Water Co. (Water Utilities)	35	2,577
American Superconductor Corp.* (Electrical Equipment)	34	1,933
American Vanguard Corp. (Chemicals)	23	89
American Woodmark Corp.* (Building Products)	13	684
America's Car-Mart, Inc.* (Specialty Retail)	7	315
Ameris Bancorp (Banks)	59	4,033
AMERISAFE, Inc. (Insurance)	17	761
Ames National Corp. (Banks)	8	144
Amicus Therapeutics, Inc.* (Biotechnology)	250	1,498
AMMO, Inc.* (Leisure Products)	79	93
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	34	624
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	135	1,056
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	33	691
Amplitude, Inc.*—Class A (Software)	78	954
Amprius Technologies, Inc.* (Electrical Equipment)	84	582
Amylyx Pharmaceuticals, Inc.* (Biotech & Pharma)	62	498
AnaptysBio, Inc.* (Biotechnology)	18	442
Anavex Life Sciences Corp.* (Biotechnology)	75	848

Common Stocks, continued

	Shares	Value
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	11	$102
Angi, Inc.* (Interactive Media & Services)	39	633
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	35	310
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	16	1,014
Anika Therapeutics, Inc.* (Biotechnology)	11	91
Annexon, Inc.* (Biotechnology)	86	206
Anteris Technologies Global Corp.* (Medical Equipment & Devices)	19	61
Anterix, Inc.* (Diversified Telecommunication Services)	12	267
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	95	439
Apartment Investment and Management Co.* (Residential REITs)	119	1,001
Apogee Enterprises, Inc. (Building Products)	19	798
Apogee Therapeutics, Inc.* (Biotechnology)	29	1,110
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	126	1,211
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	37	883
Appian Corp.*—Class A (Software)	35	966
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	201	2,362
Applied Digital Corp.*(a) (IT Services)	159	2,089
Applied Optoelectronics, Inc.* (Communications Equipment)	48	1,098
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	77	296
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	172	1,919
Arbutus Biopharma Corp.* (Biotechnology)	136	446
ArcBest Corp. (Ground Transportation)	21	1,536
Arcellx, Inc.* (Biotechnology)	33	2,356
Archer Aviation, Inc.*—Class A (Aerospace & Defense)	490	4,915
Archrock, Inc. (Energy Equipment & Services)	149	3,482
Arcosa, Inc. (Construction & Engineering)	44	3,779
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	23	281
Arcus Biosciences, Inc.* (Biotechnology)	62	566
Arcutis Biotherapeutics, Inc.* (Biotechnology)	96	1,400
Ardagh Metal Packaging SA (Containers & Packaging)	125	495
Ardelyx, Inc.* (Biotechnology)	212	899
Ardent Health Partners, Inc.* (Health Care Providers & Services)	21	223
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	31	337
Ares Commercial Real Estate Corp. (Mortgage REITs)	48	215
Argan, Inc. (Construction & Engineering)	12	2,940
Arhaus, Inc. (Specialty Retail)	46	403
Aris Water Solutions, Inc.—Class A (Commercial Services & Supplies)	28	596
Arko Corp. (Specialty Retail)	69	288
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	89	1,442
Armada Hoffler Properties, Inc. (Equity REIT—Diversified)	72	492
ARMOUR Residential REIT, Inc. (Mortgage REITs)	74	1,207

See accompanying notes to financial statements.

88 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Array Technologies, Inc.* (Electrical Equipment)	136	$884
ArriVent Biopharma, Inc.* (Biotechnology)	21	410
Arrow Financial Corp. (Banks)	15	402
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	108	1,706
ARS Pharmaceuticals, Inc.* (Biotechnology)	49	866
Arteris, Inc.* (Software)	25	247
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	56	2,534
Artivion, Inc.* (Health Care Equipment & Supplies)	34	1,051
Arvinas, Inc.* (Pharmaceuticals)	59	439
Asana, Inc.*—Class A (Software)	84	1,233
Asbury Automotive Group, Inc.* (Specialty Retail)	18	3,998
Ascent Industries Co.* (Steel)	7	90
ASGN, Inc.* (IT Services)	38	1,905
ASP Isotopes, Inc.* (Chemicals)	51	463
Aspen Aerogels, Inc.* (Chemicals)	60	460
Associated Banc-Corp. (Banks)	150	3,711
Astec Industries, Inc. (Machinery)	21	833
Astria Therapeutics, Inc.* (Biotechnology)	38	263
Astronics Corp.* (Aerospace & Defense)	27	975
Asure Software, Inc.* (Professional Services)	22	213
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	69	251
Atkore, Inc. (Electrical Equipment)	31	2,388
Atlanta Braves Holdings, Inc.* (Entertainment)	41	1,827
Atlanta Braves Holdings, Inc.* (Entertainment)	6	283
Atlantic International Corp.* (Biotech & Pharma)	10	15
Atlantic Union Bankshares Corp. (Banks)	128	4,058
Atlanticus Holdings Corp.* (Consumer Finance)	5	248
Atlas Energy Solutions, Inc.(a) (Energy Equipment & Services)	70	910
Atmus Filtration Technologies, Inc. (Machinery)	75	2,918
ATN International, Inc. (Diversified Telecommunication Services)	9	154
Atomera, Inc.* (Semiconductors)	26	130
AtriCure, Inc.* (Health Care Equipment & Supplies)	43	1,509
aTyr Pharma, Inc.* (Biotech & Pharma)	78	368
AudioEye, Inc.* (Software)	7	90
Aura Biosciences, Inc.* (Biotechnology)	34	234
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	106	980
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	80	841
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	40	447
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	42	167
AvePoint, Inc.* (Software)	119	2,271
Aviat Networks, Inc.* (Communications Equipment)	10	216
Avidity Biosciences, Inc.* (Biotechnology)	103	3,781
AvidXchange Holdings, Inc.* (Financial Services)	154	1,518
Avient Corp. (Chemicals)	83	2,620
Avista Corp. (Multi-Utilities)	72	2,686
Avita Medical, Inc.*(a) (Biotechnology)	24	127

Common Stocks, continued

	Shares	Value
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	29	$1,963
Axogen, Inc.* (Health Care Equipment & Supplies)	39	511
Axos Financial, Inc.* (Banks)	47	4,058
Axsome Therapeutics, Inc.* (Pharmaceuticals)	36	3,649
Azenta, Inc.* (Life Sciences Tools & Services)	37	1,210
AZZ, Inc. (Building Products)	27	2,957
B&G Foods, Inc. (Food Products)	69	283
Backblaze, Inc.*—Class A (IT Services)	48	240
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	27	5,097
Bakkt Holdings, Inc.* (Institutional Financial Services)	5	50
Balchem Corp. (Chemicals)	30	4,573
Bally's Corp.* (Leisure Facilities & Services)	7	65
Banc of California, Inc. (Banks)	125	1,815
BancFirst Corp. (Banks)	19	2,366
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	26	1,039
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	24	334
Bank First Corp. (Banks)	8	951
Bank of Hawaii Corp. (Banks)	35	2,166
Bank of Marin Bancorp (Banks)	13	294
Bank7 Corp. (Banks)	4	177
BankFinancial Corp.* (Banking)	10	111
BankUnited, Inc. (Banks)	68	2,480
Bankwell Financial Group, Inc. (Banks)	6	239
Banner Corp. (Banks)	31	1,924
Bar Harbor Bankshares (Banks)	14	407
BARK, Inc.* (Specialty Retail)	96	83
Barnes & Noble Education, Inc.* (Retail— Discretionary)	13	115
Barrett Business Services, Inc. (Professional Services)	22	1,011
Bassett Furniture Industries, Inc.* (Retail— Discretionary)	7	111
BayCom Corp. (Banks)	9	243
BCB Bancorp, Inc. (Banks)	14	117
Beam Therapeutics, Inc.* (Biotechnology)	86	1,695
Beazer Homes USA, Inc.* (Household Durables)	26	611
Bel Fuse, Inc.—Class A (Electronic Equipment, Instruments & Components)	1	115
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	9	1,170
Belden, Inc. (Electronic Equipment, Instruments & Components)	36	4,451
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	32	1,232
Benitec Biopharma, Inc.* (Biotech & Pharma)	13	142
Berkshire Hills Bancorp, Inc. (Banks)	42	1,035
Berry Corp.* (Oil, Gas & Consumable Fuels)	69	208
Beta Bionics, Inc.* (Biotechnology)	12	201
Better Home & Finance Holding Co.* (Specialty Finance)	4	52
Beyond Meat, Inc.*(a) (Food Products)	66	201
Beyond, Inc.* (Specialty Retail)	49	439
BGC Group, Inc.—Class A (Capital Markets)	322	2,985

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 89

Common Stocks, continued

	Shares		Value
Bicara Therapeutics, Inc.* (Biotechnology)	31		$344
BigBear.ai Holdings, Inc.*(a) (IT Services)	260		1,651
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	59		282
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	1		308
BioAge Labs, Inc.* (Pharmaceuticals)	21		92
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	188		1,530
Biohaven, Ltd.* (Biotechnology)	81		1,223
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	34		723
Biote Corp.*—Class A (Pharmaceuticals)	26		106
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	41		267
Bit Digital, Inc.* (Software)	163		474
Bitdeer Technologies Group* (Technology Services)	81		1,045
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	19		673
BK Technologies Corp* (Technology Hardware)	2		78
BKV Corp.* (Oil, Gas & Consumable Fuels)	15		310
Black Hills Corp. (Multi-Utilities)	65		3,755
Blackbaud, Inc.* (Software)	34		2,292
BlackLine, Inc.* (Software)	47		2,528
BlackSky Technology, Inc.* (Professional Services)	25		481
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	146		2,697
Blade Air Mobility, Inc.*—Class A (Passenger Airlines)	58		231
Blend Labs, Inc.*—Class A (Software)	189		626
Bloom Energy Corp.*—Class A (Electrical Equipment)	184		6,880
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	75		683
Blue Bird Corp.* (Machinery)	29		1,299
Blue Foundry Bancorp* (Banks)	17		145
Blue Ridge Bankshares, Inc.* (Banking)	58		212
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	7		513
Bluerock Homes Trust, Inc. (Residential REITs)	—	(b)	2
Boise Cascade Co. (Trading Companies & Distributors)	34		2,850
Boot Barn Holdings, Inc.* (Specialty Retail)	28		4,812
Borr Drilling, Ltd. (Energy Equipment & Services)	200		406
Boston Omaha Corp.*—Class A (Media)	20		269
Bowhead Specialty Holdings, Inc.* (Insurance)	14		455
Bowman Consulting Group, Ltd.* (Construction & Engineering)	13		451
Box, Inc.*—Class A (Software)	126		4,045
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	53		117
Brandywine Realty Trust (Office REITs)	155		620
Braze, Inc.*—Class A (Software)	69		1,923
BRC, Inc.*—Class A (Food Products)	56		95
Bread Financial Holdings, Inc. (Consumer Finance)	42		2,575
Bridgebio Pharma, Inc.* (Biotechnology)	140		6,617

Common Stocks, continued

	Shares	Value
Bridgewater Bancshares, Inc.* (Banks)	19	$296
Bright Minds Biosciences, Inc.* (Biotech & Pharma)	4	135
BrightSpire Capital, Inc. (Mortgage REITs)	116	601
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	76	1,569
BrightView Holdings, Inc.* (Commercial Services & Supplies)	54	861
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	40	6,303
Bristow Group, Inc.* (Energy Equipment & Services)	26	899
Broadstone Net Lease, Inc. (Equity REIT— Diversified)	171	2,777
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	206	1,597
Brookfield Business Corp.—Class A (Industrial Conglomerates)	21	646
Brookfield Infrastructure Corp.—Class A (Gas & Water Utilities)	108	4,216
Brookline Bancorp, Inc. (Banks)	79	815
BRT Apartments Corp. (Residential REITs)	10	146
Build-A-Bear Workshop, Inc. (Specialty Retail)	11	558
Bumble, Inc.*—Class A (Interactive Media & Services)	65	506
Burford Capital, Ltd. (Financial Services)	172	2,210
Burke & Herbert Financial Services Corp. (Banks)	12	696
Business First Bancshares, Inc. (Banks)	26	618
Butterfly Network, Inc.* (Medical Equipment & Devices)	173	296
BV Financial, Inc.* (Banking)	8	125
Byline Bancorp, Inc. (Banks)	25	658
Byrna Technologies, Inc.* (Aerospace & Defense)	16	355
C&F Financial Corp.* (Banking)	3	191
C3.ai, Inc.*—Class A (Software)	109	2,568
Cable One, Inc. (Media)	5	640
Cabot Corp. (Chemicals)	49	3,537
Cactus, Inc.—Class A (Energy Equipment & Services)	62	2,623
Cadence Bank (Banks)	158	5,505
Cadiz, Inc.* (Water Utilities)	49	156
Cadre Holdings, Inc. (Aerospace & Defense)	26	860
Calavo Growers, Inc. (Food Products)	15	395
Caledonia Mining Corp. PLC (Metals & Mining)	15	295
Caleres, Inc. (Specialty Retail)	30	412
California Resources Corp. (Oil, Gas & Consumable Fuels)	59	2,843
California Water Service Group (Water Utilities)	54	2,455
Calix, Inc.* (Communications Equipment)	53	3,005
Cal-Maine Foods, Inc. (Food Products)	41	4,556
Calumet, Inc.* (Chemicals)	62	988
Camden National Corp. (Banks)	15	566
Camping World Holdings, Inc.—Class A (Specialty Retail)	54	747
Candel Therapeutics, Inc.* (Biotechnology)	35	226
Cannae Holdings, Inc. (Financial Services)	52	1,112
Cantaloupe, Inc.* (Financial Services)	48	531

See accompanying notes to financial statements.

90 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Capital Bancorp, Inc. (Banks)	11	$346
Capital City Bank Group, Inc. (Banks)	12	475
Capitol Federal Financial, Inc. (Banks)	111	668
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	105	1,910
Capricor Therapeutics, Inc.* (Biotechnology)	35	286
Cardiff Oncology, Inc.* (Biotechnology)	56	133
CareDx, Inc.* (Biotechnology)	49	602
CareTrust REIT, Inc. (Health Care REITs)	170	5,406
Cargo Therapeutics, Inc.* (Biotechnology)	32	143
Cargurus, Inc.* (Interactive Media & Services)	74	2,428
Carriage Services, Inc. (Diversified Consumer Services)	13	584
Cars.com, Inc.* (Interactive Media & Services)	52	669
Carter Bankshares, Inc.* (Banks)	21	365
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	32	776
Cartesian Therapeutics, Inc.* (Biotechnology)	8	102
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	57	6,199
Cass Information Systems, Inc. (Financial Services)	11	440
Castle Biosciences, Inc.* (Health Care Providers & Services)	26	394
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	104	2,218
Cathay General Bancorp (Banks)	61	2,758
Cavco Industries, Inc.* (Household Durables)	7	2,826
CB Financial Services, Inc.* (Banking)	4	127
CBIZ, Inc.* (Professional Services)	47	2,873
CBL & Associates Properties, Inc. (Retail REITs)	16	433
CECO Environmental Corp.* (Commercial Services & Supplies)	26	1,169
Celcuity, Inc.* (Biotechnology)	26	1,018
Celldex Therapeutics, Inc.* (Biotechnology)	59	1,297
Centerspace (Residential REITs)	15	816
Central Garden & Pet Co.* (Household Products)	8	312
Central Garden & Pet Co.*—Class A (Household Products)	46	1,634
Central Pacific Financial Corp. (Banks)	24	640
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	13	2,800
Centuri Holdings, Inc.* (Construction & Engineering)	15	327
Century Aluminum Co.* (Metals & Mining)	47	995
Century Communities, Inc. (Household Durables)	24	1,351
Cerence, Inc.* (Software)	39	335
CeriBell, Inc.* (Health Care Equipment & Supplies)	22	317
Cerus Corp.* (Health Care Equipment & Supplies)	166	212
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	21	449
CF Bankshares, Inc.* (Banking)	3	71
CG Oncology, Inc.* (Biotechnology)	50	1,335
Chain Bridge Bancorp Inc* (Banking)	2	53
Champion Homes, Inc.* (Household Durables)	49	2,984
Chart Industries, Inc.* (Machinery)	41	8,153

Common Stocks, continued

	Shares	Value
Chatham Lodging Trust (Hotel & Resort REITs)	42	$286
Chemung Financial Corp. (Banks)	4	202
Chesapeake Utilities Corp. (Gas Utilities)	21	2,517
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	16	208
Chimera Investment Corp. (Mortgage REITs)	72	963
ChoiceOne Financial Services, Inc. (Banks)	13	382
ChromaDex Corp.* (Life Sciences Tools & Services)	47	439
Cidara Therapeutics, Inc.* (Biotech & Pharma)	15	950
Cimpress PLC* (Commercial Services & Supplies)	13	719
Cinemark Holdings, Inc.* (Entertainment)	96	2,581
Cipher Mining, Inc.* (Software)	238	1,299
Citi Trends, Inc.* (Specialty Retail)	4	122
Citizens & Northern Corp. (Banks)	13	247
Citizens Community Bancorp, Inc./WI* (Banking)	9	133
Citizens Financial Services, Inc. (Banks)	4	215
CITIZENS, INC.* (Insurance)	41	157
City Holding Co. (Banks)	13	1,587
City Office REIT, Inc. (Office REITs)	35	243
Civista Bancshares, Inc. (Banks)	14	273
Claritev Corp.* (Technology Services)	7	279
Claros Mortgage Trust, Inc. (Mortgage REITs)	83	237
Clarus Corp. (Leisure Products)	27	97
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	158	321
Cleanspark, Inc.* (Software)	249	2,831
Clear Secure, Inc.—Class A (Software)	75	2,206
Clearfield, Inc.* (Communications Equipment)	11	482
ClearPoint Neuro, Inc.* (Medical Equipment & Devices)	23	239
Clearwater Analytics Holdings, Inc.*— Class A (Software)	222	4,498
Clearwater Paper Corp.* (Paper & Forest Products)	14	316
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	3	354
Clipper Realty, Inc. (Residential REITs)	12	42
Clover Health Investments Corp.* (Health Care Facilities & Services)	363	1,048
CNB Financial Corp. (Banks)	25	574
CNO Financial Group, Inc. (Insurance)	89	3,279
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	128	3,879
Coastal Financial Corp.* (Banks)	12	1,154
Codexis, Inc.* (Life Sciences Tools & Services)	74	198
Coeur Mining, Inc.* (Metals & Mining)	576	5,005
Cogent Biosciences, Inc.* (Biotechnology)	95	1,085
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	40	1,824
Cohen & Steers, Inc. (Capital Markets)	25	1,839
Coherus Biosciences, Inc.* (Biotechnology)	95	89
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	41	732
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	29	866
Colony Bankcorp, Inc. (Banks)	15	246
Columbia Financial, Inc.* (Banks)	24	345
Columbus McKinnon Corp. (Machinery)	25	366

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 91

Common Stocks, continued

	Shares	Value
Commercial Metals Co. (Metals & Mining)	102	$5,290
CommScope Holding Co., Inc.* (Communications Equipment)	192	1,574
Community Financial System, Inc. (Banks)	48	2,530
Community Health Systems, Inc.* (Health Care Providers & Services)	117	304
Community Healthcare Trust, Inc. (Health Care REITs)	25	384
Community Trust Bancorp, Inc. (Banks)	14	756
Community West Bancshares (Banks)	15	289
CommVault Systems, Inc.* (Software)	40	7,597
Compass Diversified Holdings (Financial Services)	60	383
Compass Minerals International, Inc. (Metals & Mining)	31	618
Compass Therapeutics, Inc.* (Biotechnology)	82	244
Compass, Inc.*—Class A (Real Estate Management & Development)	410	3,254
Complete Solaria Inc* (Renewable Energy)	54	85
CompoSecure, Inc.—Class A (Technology Hardware, Storage & Peripherals)	39	554
Computer Programs & Systems, Inc.* (Software)	9	187
CompX International, Inc. (Commercial Services & Supplies)	1	23
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	67	1,197
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	105	2,097
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	20	137
Conduent, Inc.* (Professional Services)	134	356
CONMED Corp. (Health Care Equipment & Supplies)	28	1,432
ConnectOne Bancorp, Inc. (Banks)	43	990
Consensus Cloud Solutions, Inc.* (Software)	17	343
Consolidated Water Co., Ltd. (Water Utilities)	14	407
Constellium SE* (Metals & Mining)	128	1,755
Construction Partners, Inc.*—Class A (Construction & Engineering)	42	4,236
Consumer Portfolio Services, Inc.* (Consumer Finance)	8	63
Contango ORE, Inc.* (Metals & Mining)	8	149
Cooper-Standard Holdings, Inc.* (Automobile Components)	15	362
COPT Defense Properties (Office REITs)	102	2,783
Core Laboratories, Inc. (Energy Equipment & Services)	42	459
Core Molding Technologies, Inc.* (Chemicals)	8	133
Core Natural Resources, Inc.* (Oil, Gas & Consumable Fuels)	48	3,543
Core Scientific, Inc.*(a) (IT Services)	248	3,358
CoreCard Corp.* (Software)	5	145
CoreCivic, Inc.* (Commercial Services & Supplies)	97	1,944
CorMedix, Inc.* (Pharmaceuticals)	58	677
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	42	381
CorVel Corp.* (Health Care Providers & Services)	26	2,304
Corvus Pharmaceuticals, Inc.* (Biotech & Pharma)	47	196

Common Stocks, continued

	Shares	Value
Costamare Bulkers Holdings Ltd.* (Marine Transportation)	8	$72
Costamare, Inc. (Marine Transportation)	40	404
Couchbase, Inc.* (IT Services)	39	946
Coursera, Inc.* (Diversified Consumer Services)	124	1,567
Covenant Logistics Group, Inc. (Ground Transportation)	15	362
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	5	97
CRA International, Inc. (Professional Services)	6	1,060
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	20	1,240
Crawford & Co.—Class A (Insurance)	15	144
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	132	14,725
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	161	1,488
Crexendo, Inc.* (Technology Services)	13	72
Cricut, Inc.—Class A (Household Durables)	41	201
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	81	2,316
CRISPR Therapeutics AG* (Biotechnology)	74	4,163
Critical Metals Corp.* (Metals & Mining)	29	109
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	28	377
CryoPort, Inc.* (Life Sciences Tools & Services)	44	323
CS Disco, Inc.* (Software)	21	83
CSG Systems International, Inc. (Professional Services)	25	1,562
CSP, Inc.* (Technology Services)	6	62
CSW Industrials, Inc. (Building Products)	15	3,892
CTO Realty Growth, Inc. (Equity REIT— Diversified)	27	446
CTS Corp. (Electronic Equipment, Instruments & Components)	27	1,058
Cullinan Therapeutics, Inc.* (Biotechnology)	46	357
Curbline Properties Corp. (Retail REITs)	88	1,944
CuriosityStream, Inc.* (Entertainment Content)	29	141
Cushman & Wakefield PLC* (Real Estate Management & Development)	208	2,535
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	54	334
Customers Bancorp, Inc.* (Banks)	27	1,721
CVB Financial Corp. (Banks)	119	2,224
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	28	750
CVRx, Inc.* (Health Care Equipment & Supplies)	14	111
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	105	378
Cytokinetics, Inc.* (Biotechnology)	105	3,952
Daily Journal Corp.* (Software)	1	400
Dakota Gold Corp.* (Metals & Mining)	77	277
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	37	600
Dana, Inc. (Automobile Components)	119	1,894
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	24	702
Dave, Inc.* (Software)	8	1,886
Day One Biopharmaceuticals, Inc.* (Biotechnology)	65	436

See accompanying notes to financial statements.

92 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Definitive Healthcare Corp.* (Health Care Technology)	32	$125
Delcath Systems Inc* (Medical Equipment & Devices)	27	290
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	55	1,230
Deluxe Corp. (Commercial Services & Supplies)	40	644
Denali Therapeutics, Inc.* (Biotechnology)	119	1,646
Denny's Corp.* (Hotels, Restaurants & Leisure)	45	167
Designer Brands, Inc.—Class A (Specialty Retail)	29	82
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	115	1,275
DiaMedica Therapeutics, Inc.* (Biotech & Pharma)	24	101
Diamond Hill Investment Group, Inc. (Capital Markets)	2	271
DiamondRock Hospitality Co. (Hotel & Resort REITs)	188	1,451
Dianthus Therapeutics, Inc.* (Biotechnology)	18	372
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	23	1,295
Digi International, Inc.* (Communications Equipment)	33	1,076
Digimarc Corp.* (Software)	14	167
Digital Turbine, Inc.* (Software)	92	501
DigitalBridge Group, Inc. (Real Estate Management & Development)	154	1,654
DigitalOcean Holdings, Inc.* (IT Services)	58	1,616
Dime Community Bancshares, Inc. (Banks)	36	998
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	14	317
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	41	2,024
Disc Medicine, Inc.* (Biotechnology)	22	1,315
Diversified Energy Co. PLC (Oil, Gas & Consumable Fuels)	49	738
Diversified Healthcare Trust (Health Care REITs)	197	644
DMC Global, Inc.* (Energy Equipment & Services)	17	138
DNOW, Inc.* (Trading Companies & Distributors)	97	1,509
DocGo, Inc.* (Health Care Providers & Services)	82	112
Dole PLC (Food Products)	60	854
Domo, Inc.*—Class B (Software)	31	510
Donegal Group, Inc.—Class A (Insurance)	15	257
Donnelley Financial Solutions, Inc.* (Capital Markets)	24	1,271
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	33	950
Dorman Products, Inc.* (Automobile Components)	25	3,016
Douglas Dynamics, Inc. (Machinery)	20	572
Douglas Elliman, Inc.* (Real Estate Services)	66	182
Douglas Emmett, Inc. (Office REITs)	146	2,213
Dream Finders Homes, Inc.*—Class A (Household Durables)	27	684
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	54	913
Ducommun, Inc.* (Aerospace & Defense)	12	1,092

Common Stocks, continued

	Shares	Value
D-Wave Quantum, Inc.* (Software)	259	$4,452
DXP Enterprises, Inc.* (Trading Companies & Distributors)	12	1,359
Dycom Industries, Inc.* (Construction & Engineering)	25	6,720
Dynavax Technologies Corp.* (Biotechnology)	95	1,043
Dyne Therapeutics, Inc.* (Biotechnology)	84	827
Dynex Capital, Inc. (Mortgage REITs)	95	1,182
E2open Parent Holdings, Inc.* (Software)	164	541
Eagle Bancorp Montana, Inc.* (Banking)	7	113
Eagle Bancorp, Inc. (Banks)	27	434
Eagle Financial Services, Inc.* (Banking)	4	132
Easterly Government Properties, Inc. (Office REITs)	36	792
Eastern Bankshares, Inc. (Banks)	177	2,735
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	57	382
ECB BanCorp., Inc./MD* (Banking)	7	109
EchoStar Corp.*—Class A (Media)	122	3,975
Ecovyst, Inc.* (Chemicals)	97	835
Edgewell Personal Care Co. (Personal Care Products)	42	1,060
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	66	941
Editas Medicine, Inc.* (Biotechnology)	76	191
eGain Corp.* (Software)	16	99
eHealth, Inc.* (Insurance)	26	88
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	24	247
ELECTROMED, INC.* (Medical Equipment & Devices)	6	109
Eledon Pharmaceuticals, Inc.* (Biotech & Pharma)	53	167
Ellington Financial, Inc. (Mortgage REITs)	83	1,053
Elme Communities (Residential REITs)	79	1,191
Embecta Corp. (Health Care Equipment & Supplies)	53	538
Emerald Holding, Inc.* (Media)	13	65
Emergent BioSolutions, Inc.* (Biotechnology)	48	282
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	13	59
Empire State Realty Trust, Inc. (Equity REIT— Diversified)	124	898
Employers Holdings, Inc. (Insurance)	22	908
Enact Holdings, Inc. (Financial Services)	26	904
Enanta Pharmaceuticals, Inc.* (Biotechnology)	18	136
Encore Capital Group, Inc.* (Consumer Finance)	21	774
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	165	436
Energizer Holdings, Inc. (Household Products)	60	1,351
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	187	1,700
Energy Recovery, Inc.* (Machinery)	48	646
Energy Services of America Corp.* (Engineering & Construction)	11	120
Enerpac Tool Group Corp. (Machinery)	49	1,887
EnerSys (Electrical Equipment)	35	3,233
Enhabit, Inc.* (Health Care Providers & Services)	45	302
Enliven Therapeutics, Inc.* (Pharmaceuticals)	29	545
Ennis, Inc. (Commercial Services & Supplies)	22	392
Enova International, Inc.* (Consumer Finance)	22	2,300

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 93

Common Stocks, continued

	Shares	Value
Enovis Corp.* (Health Care Equipment & Supplies)	51	$1,367
Enovix Corp.*(a) (Electrical Equipment)	149	1,997
Enpro, Inc. (Machinery)	19	4,036
Enterprise Financial Services Corp. (Banks)	33	1,821
Entrada Therapeutics, Inc.* (Biotechnology)	25	147
Entravision Communications Corp.—Class A (Media)	56	124
Envela Corp.* (Renewable Energy)	6	33
Enviri Corp.* (Commercial Services & Supplies)	68	612
Eos Energy Enterprises, Inc.* (Renewable Energy)	200	1,140
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	24	1,555
Epsilon Energy Ltd.* (Oil & Gas Producers)	17	106
Equity Bancshares, Inc.—Class A (Banks)	14	526
Erasca, Inc.* (Biotechnology)	156	221
Ermenegildo Zegna NV* (Apparel & Textile Products)	56	451
Escalade, Inc. (Leisure Products)	9	111
ESCO Technologies, Inc. (Machinery)	23	4,455
Esperion Therapeutics, Inc.* (Pharmaceuticals)	179	254
Esquire Financial Holdings, Inc. (Banks)	6	575
Essent Group, Ltd. (Financial Services)	89	4,983
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	179	5,458
Ethan Allen Interiors, Inc. (Household Durables)	21	625
Eton Pharmaceuticals, Inc.* (Biotech & Pharma)	23	326
European Wax Center, Inc.*—Class A (Diversified Consumer Services)	26	122
Eve Holding, Inc.* (Aerospace & Defense)	46	299
Eventbrite, Inc.*—Class A (Entertainment)	67	163
EverCommerce, Inc.* (Software)	13	139
EverQuote, Inc.*—Class A (Interactive Media & Services)	25	615
EVERTEC, Inc. (Financial Services)	58	2,097
EVgo, Inc.* (Specialty Retail)	115	388
EVI Industries, Inc. (Trading Companies & Distributors)	5	111
Evolent Health, Inc.*—Class A (Health Care Technology)	105	1,055
Evolus, Inc.* (Pharmaceuticals)	48	428
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	28	135
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	104	682
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	21	539
eXp World Holdings, Inc. (Real Estate Management & Development)	70	755
Expensify, Inc.* (Software)	54	110
Exponent, Inc. (Professional Services)	46	3,172
Expro Group Holdings N.V.* (Energy Equipment & Services)	93	1,003
Extreme Networks, Inc.* (Communications Equipment)	119	2,102
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	56	550
F&G Annuities & Life, Inc. (Insurance)	19	606
Fabrinet* (Electronic Equipment, Instruments & Components)	32	10,358

Common Stocks, continued

	Shares	Value
Faraday Future Intelligent Electric, Inc.* (Software)	80	$170
Farmers & Merchants Bancorp, Inc. (Banks)	11	264
Farmers National Banc Corp. (Banks)	33	447
Farmland Partners, Inc. (Specialized REITs)	37	387
Fastly, Inc.*—Class A (IT Services)	123	835
Fate Therapeutics, Inc.* (Biotechnology)	98	108
FB BanCorp, Inc.* (Banking)	16	187
FB Financial Corp. (Banks)	38	1,853
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	8	1,378
Federal Signal Corp. (Machinery)	54	6,835
Fennec Pharmaceuticals, Inc.* (Biotechnology)	21	172
Ferroglobe PLC* (Metals & Mining)	107	453
Fidelis Insurance Holdings, Ltd. (Insurance)	54	816
Fidelity D&D Bancorp, Inc. (Banks)	4	162
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	80	520
Finance Of America Cos, Inc.* (Specialty Finance)	4	86
Financial Institutions, Inc. (Banks)	18	459
Finward BanCorp.* (Banking)	3	83
Finwise BanCorp.* (Banking)	8	143
First Advantage Corp. (Professional Services)	71	1,228
First Bancorp (Banks)	145	3,020
First Bancorp (Banks)	36	1,803
First Bank/Hamilton NJ (Banks)	19	283
First Busey Corp. (Banks)	77	1,719
First Business Financial Services, Inc. (Banks)	7	333
First Capital, Inc.* (Banking)	3	107
First Commonwealth Financial Corp. (Banks)	91	1,502
First Community Bancshares, Inc. (Banks)	14	511
First Community Corp./SC* (Banking)	7	173
First Financial Bancorp (Banks)	86	2,085
First Financial Bankshares, Inc. (Banks)	121	4,188
First Financial Corp. (Banks)	10	536
First Foundation, Inc. (Banks)	57	278
First Internet Bancorp (Banks)	7	154
First Interstate BancSystem, Inc.—Class A (Banks)	79	2,274
First Merchants Corp. (Banks)	52	1,982
First Mid Bancshares, Inc. (Banks)	19	721
First National Corp.* (Banking)	7	151
First Savings Financial Group, Inc.* (Banking)	5	128
First United Corp.* (Banking)	5	164
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	37	640
First Western Financial, Inc.* (Banks)	7	152
FirstCash Holdings, Inc. (Consumer Finance)	36	4,799
Firstsun Capital BanCorp.* (Banking)	11	390
FitLife Brands, Inc.* (Biotech & Pharma)	4	50
Five Star Bancorp (Banks)	14	421
Five9, Inc.* (Software)	69	1,783
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	28	702
Flexsteel Industries, Inc. (Household Durables)	3	102
Flotek Industries Inc* (Oil & Gas Services & Equipment)	13	157
Flowco Holdings, Inc.*—Class A (Oil & Gas Services & Equipment)	17	318
Fluence Energy, Inc.* (Electrical Equipment)	68	552
Fluor Corp.* (Construction & Engineering)	150	8,515
Flushing Financial Corp. (Banks)	29	348
See accompanying notes to financial statements.

94 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Flywire Corp.* (Financial Services)	105	$1,143
Foghorn Therapeutics, Inc.* (Biotechnology)	29	152
Foot Locker, Inc. (Specialty Retail)	77	1,928
Forafric Global PLC* (Food Products)	5	39
Forestar Group, Inc.* (Real Estate Management & Development)	17	422
Forge Global Holdings, Inc.* (Institutional Financial Services)	9	197
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	70	1,989
Forrester Research, Inc.* (Professional Services)	10	97
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	82	471
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	10	197
Forward Air Corp. (Air Freight & Logistics)	20	608
Four Corners Property Trust, Inc. (Specialized REITs)	90	2,272
Fox Factory Holding Corp.* (Automobile Components)	38	1,154
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	74	747
Franklin Covey Co.* (Professional Services)	10	197
Franklin Electric Co., Inc. (Machinery)	36	3,382
Franklin Financial Services Corp.* (Banking)	4	161
Franklin Street Properties Corp. (Office REITs)	68	112
Frequency Electronics Inc* (Technology Hardware)	6	160
Fresh Del Monte Produce, Inc. (Food Products)	30	1,128
Freshworks, Inc.*—Class A (Software)	183	2,377
Freyr Battery, Inc.* (Electrical Equipment)	100	119
Friedman Industries, Inc.* (Steel)	6	91
Frontdoor, Inc.* (Diversified Consumer Services)	67	3,920
Frontier Group Holdings, Inc.* (Passenger Airlines)	76	333
FrontView REIT, Inc.* (Retail REITs)	16	188
FRP Holdings, Inc.* (Real Estate Management & Development)	10	264
FS Bancorp, Inc. (Banks)	6	235
FTAI Infrastructure, Inc. (Ground Transportation)	88	552
fuboTV, Inc.* (Interactive Media & Services)	300	1,194
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	48	323
Fulgent Genetics, Inc.* (Health Care Providers & Services)	19	326
Fulton Financial Corp. (Banks)	164	2,944
Funko, Inc.*—Class A (Leisure Products)	31	119
FutureFuel Corp. (Oil, Gas & Consumable Fuels)	23	93
FVCBankcorp, Inc.* (Banks)	14	179
Gaia, Inc.* (Retail—Discretionary)	15	63
Gambling.com Group, Ltd.* (Media)	15	159
Gannett Co., Inc.* (Media)	127	484
Garret Motion, Inc.* (Automotive)	114	1,487
GATX Corp. (Trading Companies & Distributors)	32	4,887
GBank Financial Holdings, Inc.* (Specialty Finance)	8	300
GCM Grosvenor, Inc.—Class A (Capital Markets)	40	472
Genco Shipping & Trading, Ltd. (Marine Transportation)	35	558

Common Stocks, continued

	Shares	Value
Gencor Industries, Inc.* (Machinery)	9	$131
GeneDx Holdings Corp.* (Health Care Providers & Services)	17	1,733
Genesco, Inc.* (Specialty Retail)	9	217
Genie Energy, Ltd.—Class B (Electric Utilities)	19	386
Genius Sports Ltd.* (Leisure Facilities & Services)	199	2,239
Gentherm, Inc.* (Automobile Components)	27	865
Genworth Financial, Inc.*—Class A (Insurance)	370	2,908
German American Bancorp, Inc. (Banks)	33	1,268
Geron Corp.* (Biotechnology)	545	627
Getty Images Holdings, Inc.* (Interactive Media & Services)	99	175
Getty Realty Corp. (Retail REITs)	47	1,306
Gevo, Inc.* (Renewable Energy)	208	270
Gibraltar Industries, Inc.* (Building Products)	27	1,783
GigaCloud Technology, Inc.*—Class A (Distributors)	24	535
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	35	826
Ginkgo Bioworks Holdings, Inc.* (Health Care Facilities & Services)	35	460
Glacier Bancorp, Inc. (Banks)	103	4,513
Gladstone Commercial Corp. (Equity REIT— Diversified)	41	539
Gladstone Land Corp. (Specialized REITs)	31	285
Glaukos Corp.* (Health Care Equipment & Supplies)	50	4,305
Global Business Travel Group, Inc.* (Hotels, Restaurants & Leisure)	85	547
Global Industrial Co. (Trading Companies & Distributors)	13	443
Global Medical REIT, Inc. (Health Care REITs)	57	381
Global Net Lease, Inc. (Equity REIT—Diversified)	178	1,244
Global Water Resources, Inc. (Water Utilities)	11	105
Globalstar, Inc.* (Telecommunications)	46	1,081
GMS, Inc.* (Trading Companies & Distributors)	35	3,838
Gogo, Inc.* (Wireless Telecommunication Services)	62	983
GoHealth, Inc.*—Class A (Insurance)	4	25
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	90	3,703
Golden Entertainment, Inc. ARS (Hotels, Restaurants & Leisure)	18	506
Golden Matrix Group, Inc.* (Entertainment)	13	19
Golden Ocean Group, Ltd. (Marine Transportation)	92	751
Goosehead Insurance, Inc.*—Class A (Insurance)	21	1,909
Gossamer Bio, Inc.* (Biotech & Pharma)	171	349
Graham Corp.* (Machinery)	9	514
Graham Holdings Co.—Class B (Diversified Consumer Services)	3	2,863
GRAIL, Inc.* (Biotechnology)	27	924
Granite Construction, Inc. (Construction & Engineering)	39	3,684
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	49	254
Gray Television, Inc. (Media)	79	356
Great Ajax Corp.* (Specialty Finance)	38	99
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	60	665
Great Southern Bancorp, Inc. (Banks)	8	456

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 95

Common Stocks, continued

	Shares	Value
Green Brick Partners, Inc.* (Household Durables)	28	$1,734
Green Dot Corp.*—Class A (Consumer Finance)	48	486
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	58	480
Greene County Bancorp, Inc. (Banks)	6	142
Greenlight Capital Re, Ltd.*—Class A (Insurance)	24	312
Greenwich Lifesciences, Inc.* (Biotechnology)	5	55
Greif, Inc.—Class A (Containers & Packaging)	23	1,459
Greif, Inc.—Class B (Containers & Packaging)	4	263
Grid Dynamics Holdings, Inc.* (IT Services)	59	560
Griffon Corp. (Building Products)	35	2,844
Grindr, Inc.* (Interactive Media & Services)	30	524
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	85	1,119
Group 1 Automotive, Inc. (Specialty Retail)	11	4,533
Groupon, Inc.* (Broadline Retail)	22	678
Guaranty Bancshares, Inc. (Banks)	8	349
Guardant Health, Inc.* (Health Care Providers & Services)	107	4,384
Guardian Pharmacy Services, Inc.* (Consumer Staples Distribution & Retail)	11	230
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	14	2,438
Gyre Therapeutics, Inc.* (Biotechnology)	12	85
H.B. Fuller Co. (Chemicals)	49	2,754
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	110	2,857
Haemonetics Corp.* (Health Care Equipment & Supplies)	45	3,332
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	28	494
Hamilton Beach Brands Holding Co.—Class A (Household Durables)	6	93
Hamilton Insurance Group, Ltd.*—Class B (Insurance)	40	860
Hancock Whitney Corp. (Banks)	77	4,597
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	316	1,292
Hanmi Financial Corp. (Banks)	27	616
Hanover Bancorp, Inc.* (Banking)	4	83
HarborOne Bancorp, Inc. (Banks)	34	402
Harmonic, Inc.* (Communications Equipment)	101	860
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	39	1,372
Harrow, Inc.* (Pharmaceuticals)	28	889
Haverty Furniture Cos., Inc. (Specialty Retail)	12	248
Hawaiian Electric Industries, Inc. (Electric Utilities)	157	1,683
Hawkins, Inc. (Chemicals)	18	2,939
Hawthorn Bancshares, Inc.* (Banking)	5	143
HBT Financial, Inc. (Banks)	11	274
HCI Group, Inc. (Insurance)	8	1,120
Health Catalyst, Inc.* (Health Care Technology)	61	223
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	66	859
HealthEquity, Inc.* (Health Care Providers & Services)	77	7,468
HealthStream, Inc. (Health Care Technology)	22	576
Heartland Express, Inc. (Ground Transportation)	46	360
Hecla Mining Co. (Metals & Mining)	539	3,094

Common Stocks, continued

	Shares	Value
Heidrick & Struggles International, Inc. (Professional Services)	18	$802
Helios Technologies, Inc. (Machinery)	30	1,101
Helen of Troy, Ltd.* (Household Durables)	21	462
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	129	765
Helmerich & Payne, Inc. (Energy Equipment & Services)	87	1,410
Herbalife, Ltd.* (Personal Care Products)	91	837
Herc Holdings, Inc. (Trading Companies & Distributors)	29	3,387
Heritage Commerce Corp. (Banks)	54	500
Heritage Financial Corp. (Banks)	31	699
Heritage Insurance Holdings, Inc.* (Insurance)	20	422
Heron Therapeutics, Inc.* (Biotechnology)	137	237
Hertz Global Holdings, Inc.* (Ground Transportation)	106	679
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	36	98
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	16	160
Hillenbrand, Inc. (Machinery)	63	1,305
Hillman Solutions Corp.* (Machinery)	178	1,404
Hilltop Holdings, Inc. (Banks)	41	1,214
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	55	2,465
Himalaya Shipping, Ltd. (Marine Transportation)	27	184
Hims & Hers Health, Inc.* (Health Care Providers & Services)	171	11,316
Hingham Institution for Savings (Banks)	1	245
Hippo Holdings, Inc.* (Insurance)	16	413
HireQuest, Inc. (Professional Services)	5	51
HNI Corp. (Commercial Services & Supplies)	42	2,160
Holley, Inc.* (Automobile Components)	54	112
Hologic, Inc.* (Biotechnology)	28	108
Home Bancorp, Inc. (Banks)	6	314
Home BancShares, Inc. (Banks)	169	4,758
HomeStreet, Inc. (Banks)	17	222
HomeTrust Bancshares, Inc. (Banks)	14	544
Hope Bancorp, Inc. (Banks)	105	1,049
Horace Mann Educators Corp. (Insurance)	37	1,574
Horizon Bancorp, Inc. (Banks)	39	604
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	4	478
Hub Group, Inc.—Class A (Air Freight & Logistics)	54	1,891
Hudson Pacific Properties, Inc. (Office REITs)	287	703
Hudson Technologies, Inc.* (Trading Companies & Distributors)	35	329
Humacyte, Inc.* (Biotechnology)	113	271
Huron Consulting Group, Inc.* (Professional Services)	15	1,981
Hut 8 Corp.* (Software)	85	1,805
Hyliion Holdings Corp.* (Machinery)	116	174
Hyster-Yale, Inc.—Class A (Machinery)	11	462
I3 Verticals, Inc.*—Class A (Financial Services)	21	588
IBEX Holdings, Ltd.* (Professional Services)	9	266
Ibotta, Inc.*—Class A (Media)	12	436
ICF International, Inc. (Professional Services)	17	1,426
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	31	613

See accompanying notes to financial statements.

96 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
ICU Medical, Inc.* (Health Care Equipment & Supplies)	22	$2,825
Idaho Strategic Resources, Inc.* (Metals & Mining)	11	180
Ideaya Biosciences, Inc.* (Biotechnology)	75	1,826
IDT Corp.—Class B (Diversified Telecommunication Services)	15	884
IES Holdings, Inc.* (Construction & Engineering)	8	2,825
iHeartMedia, Inc.*—Class A (Media)	107	200
IMAX Corp.* (Entertainment)	39	1,006
Immersion Corp. (Technology Hardware, Storage & Peripherals)	27	188
ImmunityBio, Inc.*(a) (Biotechnology)	207	509
Immunome, Inc.* (Biotechnology)	66	694
Immunovant, Inc.* (Biotechnology)	61	981
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	23	3,555
Independence Realty Trust, Inc. (Residential REITs)	209	3,504
Independent Bank Corp. (Banks)	18	550
Independent Bank Corp. (Banks)	43	2,733
indie Semiconductor, Inc.*(a)—Class A (Semiconductors & Semiconductor Equipment)	174	680
Indivior PLC* (Biotech & Pharma)	109	2,202
Industrial Logistics Properties Trust (Industrial REITs)	48	255
Infinity Natural Resources, Inc.*—Class A (Oil & Gas Producers)	13	194
Information Services Group, Inc. (IT Services)	32	138
Ingevity Corp.* (Chemicals)	33	1,379
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	13	818
Inhibikase Therapeutics, Inc.* (Biotech & Pharma)	54	85
Inhibrx Biosciences, Inc.* (Biotechnology)	8	175
Inmune Bio, Inc.* (Biotechnology)	15	41
Innodata, Inc.* (Professional Services)	27	1,482
Innospec, Inc. (Chemicals)	23	1,838
Innovage Holding Corp.* (Health Care Providers & Services)	18	60
Innovative Industrial Properties, Inc. (Industrial REITs)	25	1,293
Innovex International, Inc.* (Energy Equipment & Services)	35	575
Innoviva, Inc.* (Pharmaceuticals)	57	1,036
Inogen, Inc.* (Health Care Equipment & Supplies)	21	133
Inseego Corp.* (Technology Hardware)	11	73
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	25	2,965
Insperity, Inc. (Professional Services)	32	1,907
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	22	198
Installed Building Products, Inc. (Household Durables)	21	4,248
Insteel Industries, Inc. (Building Products)	17	614
Intapp, Inc.* (Software)	50	2,003
Integer Holdings Corp.* (Health Care Equipment & Supplies)	31	3,364

Common Stocks, continued

	Shares	Value
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	60	$788
Integral Ad Science Holding Corp.* (Media)	68	558
Intellia Therapeutics, Inc.* (Biotechnology)	93	1,083
Inter Parfums, Inc. (Personal Care Products)	16	1,929
InterDigital, Inc. (Software)	23	5,939
Interface, Inc. (Commercial Services & Supplies)	52	1,072
International Bancshares Corp. (Banks)	49	3,341
International Game Technology PLC (Hotels, Restaurants & Leisure)	101	1,499
International Money Express, Inc.* (Financial Services)	25	225
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	36	1,436
Intrepid Potash, Inc.* (Chemicals)	10	333
Intuitive Machines, Inc.* (Aerospace & Defense)	98	1,094
InvenTrust Properties Corp. (Retail REITs)	70	1,930
Invesco Mortgage Capital, Inc. (Mortgage REITs)	59	445
Investar Holding Corp. (Banks)	8	174
Investors Title Co. (Insurance)	1	211
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	213	8,492
Iovance Biotherapeutics, Inc.* (Biotechnology)	230	591
iRadimed Corp. (Health Care Equipment & Supplies)	7	408
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	29	4,065
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	144	110
Ispire Technology, Inc.* (Tobacco)	17	47
iTeos Therapeutics, Inc.* (Biotechnology)	27	274
Itron, Inc.* (Electronic Equipment, Instruments & Components)	41	5,106
Ivanhoe Electric, Inc.* (Metals & Mining)	77	736
J & J Snack Foods Corp. (Food Products)	14	1,580
J Jill, Inc. (Specialty Retail)	7	110
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	17	335
Jackson Financial, Inc.—Class A (Financial Services)	64	5,603
Jade Biosciences, Inc.* (Biotech & Pharma)	29	209
JAKKS Pacific, Inc.* (Leisure Products)	8	142
James River Group Holdings, Ltd. (Insurance)	33	188
Jamf Holding Corp.* (Software)	61	484
Janus International Group, Inc.* (Building Products)	122	1,046
Janux Therapeutics, Inc.* (Biotechnology)	35	841
JBG SMITH Properties (Office REITs)	66	1,398
JELD-WEN Holding, Inc.* (Building Products)	76	342
JetBlue Airways Corp.* (Passenger Airlines)	289	1,283
Joby Aviation, Inc.* (Passenger Airlines)	415	6,914
John B. Sanfilippo & Son, Inc. (Food Products)	7	443
John Bean Technologies Corp. (Machinery)	47	6,477
John Marshall Bancorp, Inc. (Banks)	11	203
John Wiley & Sons, Inc.—Class A (Media)	37	1,428
Johnson Outdoors, Inc.—Class A (Leisure Products)	5	166
Journey Medical Corp.* (Biotech & Pharma)	11	81
Kadant, Inc. (Machinery)	11	3,660

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 97

Common Stocks, continued

	Shares	Value
Kaiser Aluminum Corp. (Metals & Mining)	14	$1,082
Kaltura, Inc.* (Software)	73	131
KalVista Pharmaceuticals, Inc.* (Biotechnology)	34	463
KAR Auction Services, Inc.* (Commercial Services & Supplies)	96	2,365
Karat Packaging, Inc. (Trading Companies & Distributors)	6	163
KB Home (Household Durables)	63	3,481
Kearney Financial Corp. (Banks)	51	302
Kelly Services, Inc.—Class A (Professional Services)	27	331
Kennametal, Inc. (Machinery)	69	1,708
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	109	798
Keros Therapeutics, Inc.* (Biotechnology)	30	430
Kestra Medical Technologies Ltd.* (Medical Equipment & Devices)	12	198
Kforce, Inc. (Professional Services)	16	558
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	22	413
KinderCare Learning Cos., Inc.* (Diversified Consumer Services)	28	269
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	40	1,735
Kingstone Companies, Inc.* (Insurance)	10	164
Kingsway Financial Services, Inc.* (Insurance)	16	224
Kite Realty Group Trust (Retail REITs)	199	4,375
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	51	461
Knife River Corp.* (Construction Materials)	51	4,206
Knowles Corp.* (Electronic Equipment, Instruments & Components)	78	1,584
Kodiak Gas Services, Inc. (Energy Equipment & Services)	48	1,552
Kodiak Sciences, Inc.* (Biotechnology)	29	191
Kohl's Corp.(a) (Broadline Retail)	98	1,062
Kolibri Global Energy, Inc.* (Oil & Gas Producers)	32	196
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	50	2,783
Kopin Corp.* (Technology Hardware)	134	239
Koppers Holdings, Inc. (Chemicals)	17	559
Korn Ferry (Professional Services)	46	3,260
Korro Bio, Inc.* (Biotechnology)	6	90
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	426	916
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	148	8,687
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	69	250
Kronos Worldwide, Inc. (Chemicals)	20	107
Krystal Biotech, Inc.* (Biotechnology)	22	3,385
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	47	1,540
KULR Technology Group, Inc.* (Technology Hardware)	30	165
Kura Oncology, Inc.* (Biotechnology)	71	430
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	6	526
Kymera Therapeutics, Inc.* (Biotechnology)	42	1,838
L.B. Foster Co.*—Class A (Machinery)	9	212

Common Stocks, continued

	Shares	Value
Ladder Capital Corp. (Mortgage REITs)	103	$1,125
Lakeland Financial Corp. (Banks)	23	1,458
Lakeland Industries, Inc.* (Apparel & Textile Products)	8	111
Lancaster Colony Corp. (Food Products)	18	3,199
Landec Corp.* (Life Sciences Tools & Services)	25	175
Landmark BanCorp, Inc./Manhattan KS* (Banking)	4	97
Lands' End, Inc.* (Specialty Retail)	11	129
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	61	4,343
Larimar Therapeutics, Inc.* (Biotechnology)	38	131
Latham Group, Inc.* (Leisure Products)	40	271
Laureate Education, Inc. (Diversified Consumer Services)	116	2,622
Lawson Products, Inc.* (Trading Companies & Distributors)	9	270
La-Z-Boy, Inc. (Household Durables)	37	1,331
LCI Industries (Automobile Components)	22	2,090
LCNB Corp. (Banks)	12	177
Legacy Housing Corp.* (Household Durables)	8	179
Legalzoom.com, Inc.* (Professional Services)	100	899
Leggett & Platt, Inc. (Household Durables)	120	1,146
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	19	1,544
Lemonade, Inc.* (Insurance)	50	1,884
LendingClub Corp.* (Consumer Finance)	102	1,590
LendingTree, Inc.* (Consumer Finance)	10	467
LENSAR, Inc.* (Medical Equipment & Devices)	8	103
LENZ Therapeutics, Inc.* (Biotechnology)	16	476
Lexeo Therapeutics, Inc.* (Biotechnology)	21	99
Lexington Realty Trust (Industrial REITs)	262	2,033
LGI Homes, Inc.* (Household Durables)	19	1,012
Liberty Energy, Inc. (Energy Equipment & Services)	142	1,752
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	26	183
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	113	807
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	122	3,504
Life360, Inc.* (Software)	14	1,072
LifeMD, Inc.* (Health Care Technology)	33	344
LifeStance Health Group, Inc.* (Health Care Providers & Services)	119	474
LIFEVANTAGE CORPORATION* (Food Products)	10	126
Lifeway Foods, Inc.* (Food Products)	5	126
Lifezone Metals, Ltd.* (Metals & Mining)	25	110
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	17	2,237
Lightbridge Corp.* (Electrical Equipment)	17	229
Limbach Holdings, Inc.* (Construction & Engineering)	10	1,370
Limoneira Co. (Food Products)	15	220
Lincoln Educational Services Corp.* (Diversified Consumer Services)	27	617
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	34	406
Lindsay Corp. (Machinery)	10	1,365
LINKBANCORP, Inc. (Banks)	19	131
Lionsgate Studios Corp.* (Entertainment)	172	1,018

See accompanying notes to financial statements.

98 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Liquidia Corp.* (Pharmaceuticals)	58	$1,084
Liquidity Services, Inc.* (Commercial Services & Supplies)	21	501
LivaNova PLC* (Health Care Equipment & Supplies)	49	2,067
Live Oak Bancshares, Inc. (Banks)	32	1,012
LiveRamp Holdings, Inc.* (Software)	58	1,904
Livewire Group, Inc.* (Automobiles)	33	124
loanDepot, Inc.* (Specialty Finance)	73	116
Logistic Properties Of The Americas* (Real Estate Owners & Developers)	3	18
LSB Industries, Inc.* (Chemicals)	48	371
LSI Industries, Inc. (Electrical Equipment)	24	439
LTC Properties, Inc. (Health Care REITs)	41	1,396
Lucid Diagnostics, Inc.* (Medical Equipment & Devices)	62	61
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	858	3,817
Lument Finance Trust Inc* (Specialty Finance)	41	89
Luminar Technologies, Inc.* (Automobile Components)	36	107
Luxfer Holdings PLC (Machinery)	24	288
M/I Homes, Inc.* (Household Durables)	24	2,885
Mack-Cali Realty Corp.* (Residential REITs)	71	1,000
Madison Square Garden Entertainment Corp.* (Entertainment)	36	1,360
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	15	4,537
Magnera Corp.* (Forestry, Paper & Wood Products)	30	374
Magnite, Inc.* (Media)	126	2,899
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	167	3,977
MainStreet Bancshares, Inc.* (Banking)	6	121
Malibu Boats, Inc.*—Class A (Leisure Products)	17	566
Mama's Creations, Inc.* (Food Products)	31	256
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	22	57
Mannkind Corp.* (Biotechnology)	272	1,028
MARA Holdings, Inc.* (Software)	312	5,017
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	110	257
Marcus & Millichap, Inc. (Real Estate Management & Development)	22	686
Marex Group PLC* (Institutional Financial Services)	29	1,119
Marine Products Corp. (Leisure Products)	8	69
MarineMax, Inc.* (Specialty Retail)	17	386
MarketWise, Inc. (Capital Markets)	2	37
Marqeta, Inc.*—Class A (Financial Services)	346	1,972
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	29	2,160
Marten Transport, Ltd. (Ground Transportation)	52	632
Masterbrand, Inc.* (Building Products)	114	1,257
MasterCraft Boat Holdings, Inc.* (Leisure Products)	15	290
Materion Corp. (Metals & Mining)	19	2,001
Mativ Holdings, Inc. (Chemicals)	49	324
Matrix Service Co.* (Construction & Engineering)	24	367
Matson, Inc. (Marine Transportation)	29	3,096
Matthews International Corp.—Class A (Commercial Services & Supplies)	27	634

Common Stocks, continued

	Shares	Value
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	6	$102
MaxCyte, Inc.* (Life Sciences Tools & Services)	91	187
Maximus, Inc. (Professional Services)	51	3,766
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	73	1,155
Mayville Engineering Co., Inc.* (Machinery)	13	218
Maze Therapeutics, Inc.* (Biotechnology)	8	118
MBIA, Inc. (Insurance)	41	219
MBX Biosciences, Inc.* (Pharmaceuticals)	15	199
McGrath RentCorp (Trading Companies & Distributors)	22	2,745
Medallion Financial Corp. (Consumer Finance)	15	153
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	30	301
Medifast, Inc. (Personal Care Products)	10	138
MediWound, Ltd.* (Pharmaceuticals)	7	130
Mednax, Inc.* (Health Care Providers & Services)	77	943
MeiraGTx Holdings PLC* (Biotechnology)	37	283
Mercantile Bank Corp. (Banks)	14	640
Merchants Bancorp (Financial Services)	23	674
Mercurity Fintech Holding, Inc.* (Commercial Support Services)	29	119
Mercury General Corp. (Insurance)	24	1,662
Mercury Systems, Inc.* (Aerospace & Defense)	47	2,472
Meridian Bank of Malvern, PA (Banking)	8	118
MeridianLink, Inc.* (Software)	29	463
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	53	4,497
Meritage Homes Corp. (Household Durables)	64	4,310
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	5	382
Metals Acquisition, Ltd.*—Class A (Metals & Mining)	64	770
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	30	197
Metrocity Bankshares, Inc. (Banks)	18	497
Metropolitan Bank Holding Corp.* (Banks)	9	635
Metsera, Inc.* (Biotechnology)	16	528
MFA Financial, Inc. (Mortgage REITs)	93	845
MGE Energy, Inc. (Electric Utilities)	33	2,803
MGP Ingredients, Inc. (Beverages)	13	368
Microvast Holdings, Inc.* (Automotive)	179	567
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	220	244
Mid Penn Bancorp, Inc. (Banks)	18	494
Middlefield Banc Corp. (Banks)	7	195
Middlesex Water Co. (Water Utilities)	16	826
Midland States Bankcorp, Inc. (Banks)	19	322
MidWestOne Financial Group, Inc. (Banks)	18	496
Miller Industries, Inc. (Machinery)	10	408
MillerKnoll, Inc. (Commercial Services & Supplies)	61	1,158
MiMedx Group, Inc.* (Biotechnology)	106	762
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	68	618
Minerals Technologies, Inc. (Chemicals)	29	1,686
Mineralys Therapeutics, Inc.* (Biotechnology)	35	495
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	189	4,224
Mirum Pharmaceuticals, Inc.* (Biotechnology)	39	2,016

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 99

Common Stocks, continued

	Shares	Value
Mission Produce, Inc.* (Food Products)	43	$531
Mister Car Wash, Inc.* (Diversified Consumer Services)	89	514
Mistras Group, Inc.* (Professional Services)	15	119
Mitek Systems, Inc.* (Software)	40	361
Mobile Infrastructure Corp.* (Real Estate Owners & Developers)	13	48
Modine Manufacturing Co.* (Automobile Components)	47	6,323
Modiv Industrial, Inc.* (Retail REITs)	8	115
Moelis & Co.—Class A (Capital Markets)	67	4,699
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	12	1,236
Monopar Therapeutics, Inc.* (Biotech & Pharma)	4	165
Monro, Inc. (Specialty Retail)	27	381
Montauk Renewables, Inc.* (Independent Power/Renewable Electricity Producers)	60	130
Monte Rosa Therapeutics, Inc.* (Biotechnology)	42	208
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	29	658
Moog, Inc.—Class A (Aerospace & Defense)	25	4,840
Motorcar Parts of America, Inc.* (Automotive)	16	166
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	14	217
MRC Global, Inc.* (Trading Companies & Distributors)	77	1,130
M-Tron Industries, Inc.* (Electrical Equipment)	2	88
Mueller Water Products, Inc.—Class A (Machinery)	140	3,466
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	122	3,027
MVB Financial Corp. (Banks)	10	227
Myers Industries, Inc. (Containers & Packaging)	33	483
Myomo, Inc.* (Medical Equipment & Devices)	29	56
MYR Group, Inc.* (Construction & Engineering)	14	2,709
Myriad Genetics, Inc.* (Biotechnology)	82	315
N-able, Inc.* (Software)	65	525
Nabors Industries, Ltd.* (Energy Equipment & Services)	13	452
NACCO Industries, Inc.—Class A (Oil, Gas & Consumable Fuels)	4	152
NANO Nuclear Energy, Inc.* (Electrical Equipment)	24	850
Nano-X Imaging, Ltd.* (Health Care Providers & Services)	58	273
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	32	977
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	2	190
National Bank Holdings Corp.—Class A (Banks)	34	1,260
National Bankshares, Inc. (Banks)	6	167
National Beverage Corp. (Beverages)	22	1,008
National CineMedia, Inc.* (Media)	58	279
National Energy Services Reunited Corp.* (Oil & Gas Services & Equipment)	55	366
National Health Investors, Inc. (Health Care REITs)	42	2,934
National HealthCare Corp. (Health Care Providers & Services)	11	1,056
National Presto Industries, Inc. (Aerospace & Defense)	5	482

Common Stocks, continued

	Shares	Value
National Research Corp. (Health Care Providers & Services)	11	$138
National Vision Holdings, Inc.* (Specialty Retail)	70	1,698
Natural Gas Services Group, Inc.* (Energy Equipment & Services)	9	217
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	11	417
Nature's Sunshine Products, Inc.* (Personal Care Products)	13	182
Navient Corp. (Consumer Finance)	63	815
Navigator Holdings Ltd.* (Transportation & Logistics)	29	457
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	120	880
NB Bancorp, Inc.* (Banks)	31	534
NBT Bancorp, Inc. (Banks)	46	1,903
NCR Atleos Corp.* (Financial Services)	66	2,020
NCR Voyix Corp.* (Software)	125	1,703
Nektar Therapeutics* (Pharmaceuticals)	1	22
Nelnet, Inc.—Class A (Consumer Finance)	12	1,497
Neogen Corp.* (Health Care Equipment & Supplies)	197	916
NeoGenomics, Inc.* (Health Care Providers & Services)	116	561
Neonode, Inc.* (Technology Hardware)	9	181
NerdWallet, Inc.*—Class A (Consumer Finance)	37	392
Nerdy, Inc.* (Diversified Consumer Services)	52	79
NET Lease Office Properties* (Office REITs)	13	431
Net Power, Inc.* (Electrical Equipment)	31	89
NETGEAR, Inc.* (Communications Equipment)	25	581
NetScout Systems, Inc.* (Communications Equipment)	63	1,349
NETSTREIT Corp. (Retail REITs)	74	1,349
Neurogene, Inc.* (Biotechnology)	9	196
Neuronetics, Inc.* (Health Care Facilities & Services)	32	140
NeuroPace, Inc.* (Health Care Equipment & Supplies)	22	187
New Fortress Energy Inc(a) (Oil & Gas Producers)	152	415
New Jersey Resources Corp. (Gas Utilities)	91	4,178
New York Community Bancorp, Inc.* (Banks)	273	3,082
New York Mortgage Trust, Inc. (Mortgage REITs)	76	481
Newmark Group, Inc.—Class A (Real Estate Management & Development)	123	1,865
Newpark Resources, Inc.* (Energy Equipment & Services)	72	649
Newsmax, Inc.* (Internet Media & Services)	7	93
NewtekOne, Inc. (Financial Services)	22	252
NexPoint Diversified Real Estate Trust* (Equity REIT—Diversified)	32	140
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	7	97
NexPoint Residential Trust, Inc. (Residential REITs)	20	624
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	120	1,363
Nextdoor Holdings, Inc.* (Interactive Media & Services)	190	333
NextNav, Inc.* (Software)	79	1,168
NextNRG, Inc.* (Oil & Gas Producers)	16	21

See accompanying notes to financial statements.

100 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
NEXTracker, Inc.*—Class A (Electrical Equipment)	128	$7,457
Nexxen International Ltd.* (Advertising & Marketing)	34	350
NI Holdings, Inc.* (Insurance)	6	76
Nicolet Bankshares, Inc. (Banks)	12	1,548
NioCorp Developments Ltd.* (Metals & Mining)	47	133
Nkarta, Inc.* (Biotechnology)	48	104
NL Industries, Inc. (Commercial Services & Supplies)	8	49
nLight, Inc.* (Electronic Equipment, Instruments & Components)	43	903
NMI Holdings, Inc.*—Class A (Financial Services)	70	2,612
Noble Corp. PLC (Energy Equipment & Services)	114	3,057
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	184	513
Northeast Bank (Banks)	7	694
Northeast Community Bancorp, Inc. (Banks)	11	227
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	83	2,337
Northfield Bancorp, Inc. (Banks)	34	362
Northpointe Bancshares, Inc.* (Banking)	9	132
Northrim Bancorp, Inc. (Banks)	5	418
Northwest Bancshares, Inc. (Banks)	115	1,346
Northwest Natural Holding Co. (Gas Utilities)	36	1,437
Northwest Pipe Co.* (Construction & Engineering)	9	376
NorthWestern Energy Group, Inc. (Multi-Utilities)	55	2,954
Norwood Financial Corp. (Banks)	8	194
NovaGold Resources, Inc.* (Metals & Mining)	224	1,163
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	32	3,937
Novavax, Inc.* (Biotechnology)	135	898
Novocure, Ltd.* (Health Care Equipment & Supplies)	91	1,053
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	44	369
Nurix Therapeutics, Inc.* (Biotechnology)	68	766
NuScale Power Corp.* (Electrical Equipment)	114	5,724
Nutex Health, Inc.* (Software)	3	254
Nuvalent, Inc.*—Class A (Biotechnology)	39	3,056
Nuvation Bio, Inc.* (Pharmaceuticals)	224	529
Nuvectis Pharma, Inc.* (Biotech & Pharma)	12	84
NV5 Global, Inc.* (Professional Services)	52	1,167
NVE Corp. (Semiconductors & Semiconductor Equipment)	4	253
Oak Valley Bancorp. (Banks)	6	160
Oceaneering International, Inc.* (Energy Equipment & Services)	84	1,823
OceanFirst Financial Corp. (Banks)	51	856
Ocular Therapeutix, Inc.* (Pharmaceuticals)	126	1,459
OFG Bancorp (Banks)	41	1,747
Ohio Valley Banc Corp.* (Asset Management)	3	97
O-I Glass, Inc.* (Containers & Packaging)	138	1,796
Oil States International, Inc.* (Energy Equipment & Services)	53	264
Oil-Dri Corp. of America (Household Products)	9	508
Oklo, Inc.* (Electric Utilities)	92	7,046

Common Stocks, continued

	Shares	Value
Olaplex Holdings, Inc.* (Personal Care Products)	126	$175
Old National Bancorp (Banks)	288	6,079
Old Point Financial Corp* (Banking)	4	161
Old Second Bancorp, Inc. (Banks)	39	662
Olema Pharmaceuticals, Inc.* (Biotechnology)	54	278
Olo, Inc.* (Software)	104	1,090
Olympic Steel, Inc. (Metals & Mining)	9	280
Omega Flex, Inc. (Machinery)	3	96
Omeros Corp.* (Pharmaceuticals)	51	197
OmniAb, Inc.* (Life Sciences Tools & Services)	90	172
Omnicell, Inc.* (Health Care Equipment & Supplies)	42	1,302
ON24, Inc.* (Software)	34	169
Oncology Institute, Inc./The* (Health Care Facilities & Services)	53	195
ONE Gas, Inc. (Gas Utilities)	54	3,926
One Liberty Properties, Inc. (Equity REIT— Diversified)	16	358
OneSpan, Inc.* (Software)	32	472
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	85	1,880
OneWater Marine, Inc.* (Specialty Retail)	10	153
Onity Group, Inc.* (Financial Services)	6	226
Ooma, Inc.* (Software)	23	262
OP Bancorp (Banking)	11	141
OPAL Fuels, Inc.* (Renewable Energy)	19	45
Open Lending Corp.* (Capital Markets)	92	201
OPKO Health, Inc.* (Health Care Providers & Services)	325	416
Oportun Financial Corp.* (Specialty Finance)	30	184
OppFi, Inc. (Consumer Finance)	22	234
OptimizeRx Corp.* (Health Care Technology)	16	202
Option Care Health, Inc.* (Health Care Providers & Services)	148	4,344
Orange County Bancorp, Inc. (Banks)	9	225
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	68	216
Orchid Island Capital, Inc. (Mortgage REITs)	97	675
Organogenesis Holdings, Inc.* (Biotechnology)	61	282
ORIC Pharmaceuticals, Inc.* (Biotechnology)	40	399
Origin Bancorp, Inc.* (Banks)	27	987
Orion Group Holdings, Inc.* (Construction & Engineering)	34	252
Orion SA (Chemicals)	50	485
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	55	4,918
Orrstown Financial Services, Inc. (Banks)	17	559
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	35	386
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	15	311
Oruka Therapeutics Inc* (Biotech & Pharma)	24	326
Oscar Health, Inc.*(a)—Class A (Insurance)	165	2,318
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	14	3,094
Otter Tail Corp. (Electric Utilities)	35	2,701
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	46	1,075
Outbrain, Inc.* (Interactive Media & Services)	32	81
Outfront Media, Inc. (Specialized REITs)	125	2,191
Outset Medical, Inc.* (Software)	16	257
Owens & Minor, Inc.* (Health Care Providers & Services)	68	471

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 101

Common Stocks, continued

	Shares	Value
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	13	$496
P10, Inc.—Class A (Capital Markets)	49	603
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	248	342
Pacific Premier Bancorp, Inc. (Banks)	86	1,864
Pacira BioSciences, Inc.* (Pharmaceuticals)	41	865
PACS Group, Inc.* (Health Care Providers & Services)	40	442
Pagaya Technologies, Ltd.*—Class A (Software)	38	1,142
PagerDuty, Inc.* (Software)	76	1,225
Pagseguro Digital, Ltd.*—Class A (Financial Services)	159	1,245
Palladyne AI Corp.* (Machinery)	23	188
Palomar Holdings, Inc.* (Insurance)	24	3,180
Palvella Therapeutics, Inc.* (Biotech & Pharma)	6	219
PAM Transportation Services, Inc.* (Ground Transportation)	5	57
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	27	131
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	29	1,230
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	48	1,506
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	36	2,188
Paramount Group, Inc. (Office REITs)	168	1,028
Park Aerospace Corp. (Aerospace & Defense)	16	288
Park National Corp. (Banks)	13	2,104
Parke Bancorp, Inc. (Banks)	9	186
Park-Ohio Holdings Corp. (Machinery)	9	148
Pathward Financial, Inc. (Banks)	21	1,588
Patria Investments, Ltd.—Class A (Capital Markets)	54	753
Patrick Industries, Inc. (Automobile Components)	29	2,820
Patriot National Bancorp Inc* (Banking)	39	61
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	317	1,873
Payoneer Global, Inc.* (Financial Services)	250	1,643
Paysafe, Ltd.* (Financial Services)	29	352
Paysign, Inc.* (Financial Services)	31	231
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	75	1,695
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	10	616
PCB Bancorp (Banks)	10	204
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	29	645
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	110	1,777
Peakstone Realty Trust (Office REITs)	33	449
Peapack-Gladstone Financial Corp. (Banks)	14	357
Pebblebrook Hotel Trust (Hotel & Resort REITs)	106	1,063
Peloton Interactive, Inc.*—Class A (Leisure Products)	331	2,363
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	48	1,131
PennyMac Financial Services, Inc. (Financial Services)	26	2,422
PennyMac Mortgage Investment Trust (Mortgage REITs)	78	920

Common Stocks, continued

	Shares	Value
Peoples Bancorp of North Carolina, Inc. (Banks)	4	$115
Peoples Bancorp, Inc. (Banks)	31	888
Peoples Financial Services Corp. (Banks)	8	390
Perdoceo Education Corp. (Diversified Consumer Services)	55	1,583
Perella Weinberg Partners (Capital Markets)	55	1,097
Performant Financial Corp.* (Commercial Services & Supplies)	63	224
Perimeter Solutions SA* (Chemicals)	125	2,016
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	16	184
Perpetua Resources Corp.* (Metals & Mining)	41	619
Personalis, Inc.* (Health Care Facilities & Services)	45	247
Perspective Therapeutics, Inc.* (Biotechnology)	54	207
Petco Health & Wellness Co., Inc.* (Specialty Retail)	71	214
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	38	325
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	18	477
Phillips Edison & Co., Inc. (Retail REITs)	114	3,852
Phinia, Inc. (Automobile Components)	35	1,775
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	55	1,120
Phreesia, Inc.* (Health Care Technology)	51	1,375
Piedmont Lithium, Inc.* (Metals & Mining)	19	139
Piedmont Office Realty Trust, Inc. (Office REITs)	112	847
Pioneer Bancorp, Inc.* (Banks)	10	123
Piper Sandler Cos. (Capital Markets)	16	5,045
Pitney Bowes, Inc. (Commercial Services & Supplies)	165	1,874
PJT Partners, Inc.—Class A (Capital Markets)	21	3,751
Planet Labs PBC* (Professional Services)	192	1,200
Playstudios, Inc.* (Entertainment)	79	91
Playtika Holding, Corp.* (Entertainment Content)	51	227
Plexus Corp.* (Electronic Equipment, Instruments & Components)	24	3,060
Plug Power, Inc.*(a) (Electrical Equipment)	821	1,232
Plumas Bancorp (Banks)	5	206
Plymouth Industrial REIT, Inc. (Industrial REITs)	37	537
Polaris Industries, Inc.* (Leisure Products)	48	2,539
Ponce Financial Group, Inc.* (Banks)	18	253
Porch Group, Inc.* (Software)	72	909
Portillo's, Inc.*—Class A (Hotels, Restaurants & Leisure)	51	508
Portland General Electric Co. (Electric Utilities)	99	4,071
Postal Realty Trust, Inc.—Class A (Office REITs)	20	274
Potbelly Corp.* (Hotels, Restaurants & Leisure)	23	277
PotlatchDeltic Corp. (Specialized REITs)	70	2,862
Powell Industries, Inc. (Electrical Equipment)	9	2,134
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	51	2,475
Power Solutions International, Inc.* (Machinery)	6	563
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	112	455
PRA Group, Inc.* (Consumer Finance)	35	532
Prairie Operating Co.* (Software)	19	59
Praxis Precision Medicines, Inc.* (Biotechnology)	16	868
Precigen, Inc.* (Biotechnology)	135	231

See accompanying notes to financial statements.

102 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Preferred Bank (Banks)	11	$999
Preformed Line Products Co. (Electrical Equipment)	2	309
Premier, Inc.—Class A (Health Care Providers & Services)	82	1,761
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	44	3,253
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	23	2,473
Prime Medicine, Inc.* (Biotechnology)	52	194
Primis Financial Corp. (Banks)	19	213
Primoris Services Corp. (Construction & Engineering)	49	4,614
Princeton Bancorp, Inc. (Banks)	5	151
Priority Technology Holdings, Inc.* (Financial Services)	22	151
Privia Health Group, Inc.* (Health Care Providers & Services)	103	2,011
ProAssurance Corp.* (Insurance)	46	1,093
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	47	2,280
Pro-Dex, Inc.* (Medical Equipment & Devices)	2	100
Proficient Auto Logistics, Inc.* (Ground Transportation)	21	145
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	11	77
PROG Holdings, Inc. (Consumer Finance)	36	1,146
Progress Software Corp. (Software)	38	1,827
Progyny, Inc.* (Health Care Providers & Services)	62	1,458
ProPetro Holding Corp.* (Energy Equipment & Services)	72	386
PROS Holdings, Inc.* (Software)	39	612
Protagonist Therapeutics, Inc.* (Biotechnology)	52	2,801
Protalix Biotherapeutics Inc* (Biotech & Pharma)	63	92
Protara Therapeutics, Inc.* (Biotech & Pharma)	29	90
Prothena Corp. PLC* (Biotechnology)	35	240
Proto Labs, Inc.* (Machinery)	21	906
Provident Bancorp, Inc.* (Banks)	14	171
Provident Financial Services, Inc. (Banks)	116	2,114
PTC Therapeutics, Inc.* (Biotechnology)	70	3,648
PubMatic, Inc.*—Class A (Media)	38	456
Pulmonx Corp.* (Health Care Equipment & Supplies)	34	63
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	16	240
Puma Biotechnology, Inc.* (Biotechnology)	38	118
Pure Cycle Corp.* (Water Utilities)	18	176
PureCycle Technologies, Inc.* (Chemicals)	117	1,569
Q2 Holdings, Inc.* (Software)	56	4,547
QCR Holdings, Inc. (Banks)	15	1,065
Quad/Graphics, Inc. (Commercial Services & Supplies)	26	139
Quaker Chemical Corp. (Chemicals)	13	1,487
Qualys, Inc.* (Software)	33	4,391
Quanex Building Products Corp. (Building Products)	43	838
Quanterix Corp.* (Life Sciences Tools & Services)	33	196
Quantum Computing Inc*(a) (Software)	104	1,543
Common Stocks, continued

	Shares	Value
Quantum-Si, Inc.* (Life Sciences Tools & Services)	127	$188
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	61	1,404
QuinStreet, Inc.* (Interactive Media & Services)	49	804
Rackspace Technology, Inc.* (IT Services)	75	91
Radian Group, Inc. (Financial Services)	127	4,141
Radiant Logistics, Inc.* (Air Freight & Logistics)	30	177
RadNet, Inc.* (Health Care Providers & Services)	60	3,284
Ramaco Resources, Inc.—Class A (Metals & Mining)	32	651
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	97	7,171
Ranger Bermuda Topco Ltd.* (Insurance)	2	54
Ranger Energy Services, Inc. (Energy Equipment & Services)	15	201
Ranpak Holdings Corp.* (Containers & Packaging)	42	153
Rapid7, Inc.* (Software)	57	1,204
Rapport Therapeutics, Inc.* (Pharmaceuticals)	16	230
Rayonier Advanced Materials, Inc.* (Chemicals)	58	223
RBB Bancorp (Banks)	15	272
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	7	251
RCM TECHNOLOGIES, INC.* (Technology Services)	4	96
RE/MAX Holdings, Inc.—Class A (Real Estate Management & Development)	16	123
Ready Capital Corp. (Mortgage REITs)	150	632
Recursion Pharmaceuticals, Inc.*(a)—Class A (Biotechnology)	305	1,815
Red Cat Holdings, Inc.* (Aerospace & Defense)	67	555
Red River Bancshares, Inc. (Banks)	4	241
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	44	2,699
Red Violet, Inc.* (Software)	10	443
Redwire Corp.* (Aerospace & Defense)	30	429
Redwood Trust, Inc. (Mortgage REITs)	119	650
REGENXBIO, Inc.* (Biotechnology)	42	357
Regional Management Corp. (Consumer Finance)	8	266
Relay Therapeutics, Inc.* (Biotechnology)	119	419
Remitly Global, Inc.* (Financial Services)	139	2,294
Renasant Corp. (Banks)	85	3,114
Repay Holdings Corp.* (Financial Services)	70	344
Replimune Group, Inc.* (Biotechnology)	59	415
ReposiTrak, Inc. (Software)	10	165
Repro-Med Systems, Inc.* (Medical Equipment & Devices)	38	131
Republic Bancorp, Inc.—Class A (Banks)	8	551
Reservoir Media, Inc.* (Entertainment)	18	143
Resideo Technologies, Inc.* (Building Products)	134	3,658
Resolute Holdings Management, Inc.* (Asset Management)	4	162
Resources Connection, Inc. (Professional Services)	29	147
REV Group, Inc. (Machinery)	46	2,279
Revolve Group, Inc.* (Specialty Retail)	36	747
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	13	680
Rezolute, Inc.* (Biotech & Pharma)	60	357

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 103

Common Stocks, continued

	Shares	Value
Rezolve AI PLC*(a) (Software)	82	$240
RGC Resources, Inc. (Gas Utilities)	7	141
Rhinebeck BanCorp, Inc.* (Banking)	4	51
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	49	4,176
Ribbon Communications, Inc.* (Communications Equipment)	84	316
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	11	111
Richmond Mutual BanCorp, Inc.* (Banking)	8	111
Richtech Robotics, Inc.* (Machinery)	62	118
Rigel Pharmaceuticals, Inc.* (Biotechnology)	16	337
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	254	3,683
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	12	315
Rimini Street, Inc.* (Software)	44	211
Riot Platforms, Inc.* (Software)	297	3,983
Riverview Bancorp, Inc.* (Banking)	18	89
RLJ Lodging Trust (Hotel & Resort REITs)	133	984
Rocket Pharmaceuticals, Inc.* (Biotechnology)	75	229
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	6	157
Rogers Corp.* (Electronic Equipment, Instruments & Components)	17	1,115
Root, Inc.*—Class A (Insurance)	10	1,210
RPC, Inc. (Energy Equipment & Services)	80	372
Rumble, Inc.* (Internet Media & Services)	71	599
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	56	3,032
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	8	434
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	80	1,613
RXO, Inc.* (Ground Transportation)	146	2,255
RxSight, Inc.* (Health Care Equipment & Supplies)	33	257
Ryerson Holding Corp. (Metals & Mining)	24	494
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	53	5,037
S&T Bancorp, Inc. (Banks)	34	1,246
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	61	1,871
Sabra Health Care REIT, Inc. (Health Care REITs)	214	3,858
Sabre Corp.* (Hotels, Restaurants & Leisure)	326	988
Safe Builders, Inc.* (Marine Transportation)	52	204
Safehold, Inc. (Specialized REITs)	50	700
Safety Insurance Group, Inc. (Insurance)	13	915
Sally Beauty Holdings, Inc.* (Specialty Retail)	92	896
Sana Biotechnology, Inc.* (Biotechnology)	120	487
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	3	73
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	33	343
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	47	5,453
SANUWAVE Health, Inc.* (Medical Equipment & Devices)	6	231
Sapiens International Corp. N.V. (Software)	28	767
Satellogic, Inc.* (Telecommunications)	62	203
Saul Centers, Inc. (Retail REITs)	11	354
Savara, Inc.* (Biotechnology)	114	295

Common Stocks, continued

	Shares	Value
Savers Value Village, Inc.* (Broadline Retail)	21	$219
SB Financial Group* (Banking)	5	94
SBC Medical Group Holdings, Inc.* (Health Care Facilities & Services)	5	22
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	20	777
Scholar Rock Holding Corp.* (Biotechnology)	73	2,705
Scholastic Corp. (Media)	19	469
Schrodinger, Inc.* (Health Care Technology)	51	1,037
Scilex Holding Co.* (Biotech & Pharma)	1	18
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	39	1,763
scPharmaceuticals, Inc.* (Pharmaceuticals)	31	157
Seacoast Banking Corp. of Florida (Banks)	76	2,142
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	18	90
Seadrill, Ltd.* (Energy Equipment & Services)	56	1,633
Seaport Entertainment Group Inc* (Real Estate Owners & Developers)	7	162
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	24	1,136
Security National Financial Corp.*—Class A (Specialty Finance)	14	119
Select Energy Services, Inc.—Class A (Energy Equipment & Services)	84	809
Select Medical Holdings Corp. (Health Care Providers & Services)	100	1,479
Selective Insurance Group, Inc. (Insurance)	55	4,289
Selectquote, Inc.* (Insurance)	123	216
SELLAS Life Sciences Group, Inc.* (Biotech & Pharma)	86	137
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	8	287
SEMrush Holdings, Inc.* (Software)	41	367
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	78	3,986
Seneca Foods Corp.*—Class A (Food Products)	4	419
Sensient Technologies Corp. (Chemicals)	38	4,267
Septerna, Inc.* (Pharmaceuticals)	19	236
Serve Robotics, Inc.* (Internet Media & Services)	42	428
Service Properties Trust (Hotel & Resort REITs)	139	366
ServisFirst Bancshares, Inc. (Banks)	46	3,618
Seven Hills Realty Trust (Mortgage REITs)	13	134
Sezzle, Inc.* (Financial Services)	13	2,013
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	109	1,001
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	35	4,211
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	46	675
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	151	814
Shoe Carnival, Inc. (Specialty Retail)	16	327
Shore Bancshares, Inc. (Banks)	28	434
ShotSpotter, Inc.* (Software)	9	103
Shutterstock, Inc. (Interactive Media & Services)	22	422
SI-BONE, Inc.* (Health Care Equipment & Supplies)	34	579
Siebert Financial Corp.* (Asset Management)	13	53
Sierra Bancorp (Banks)	11	323
SIGA Technologies, Inc. (Pharmaceuticals)	37	245

See accompanying notes to financial statements.

104 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	37	$123
Signet Jewelers, Ltd. (Specialty Retail)	38	3,006
Sila Realty Trust, Inc.* (Health Care REITs)	50	1,222
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	29	3,821
Silvaco Group, Inc.* (Software)	7	31
Silvercrest Asset Management Group, Inc.— Class A (Capital Markets)	7	115
Simmons First National Corp.—Class A (Banks)	127	2,435
Simulations Plus, Inc. (Health Care Technology)	15	195
Sinclair, Inc. (Media)	35	506
Sionna Therapeutics, Inc.* (Medical Equipment & Devices)	11	184
SiriusPoint, Ltd.* (Insurance)	92	1,804
SITE Centers Corp. (Retail REITs)	45	485
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	18	3,651
Sitio Royalties Corp.—Class A (Oil, Gas & Consumable Fuels)	70	1,272
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	86	2,577
SJW Group (Water Utilities)	29	1,400
Skillsoft Corp.* (Software)	4	57
Sky Harbour Group Corp.* (Transportation Infrastructure)	19	186
Skyward Specialty Insurance Group, Inc.* (Insurance)	32	1,619
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	24	215
SkyWest, Inc.* (Passenger Airlines)	36	4,175
SKYX Platforms Corp.* (Electrical Equipment)	55	55
SL Green Realty Corp. (Office REITs)	65	3,722
Sleep Number Corp.* (Specialty Retail)	19	139
SM Energy Co. (Oil, Gas & Consumable Fuels)	103	2,842
SmartFinancial, Inc. (Banks)	13	445
Smartstop Self Storage REIT, Inc.* (REITS & Real Estate Management)	25	847
Smith & Wesson Brands, Inc. (Leisure Products)	39	310
Smith-Midland Corp.* (Construction Materials)	2	70
Solaris Energy Infrastructure, Inc.* (Energy Equipment & Services)	33	1,078
Soleno Therapeutics, Inc.* (Biotechnology)	36	3,113
Solesence, Inc.* (Household Products)	17	58
Solid Biosciences, Inc.* (Biotechnology)	59	404
Solid Power, Inc.* (Automobile Components)	130	415
Sonic Automotive, Inc.—Class A (Specialty Retail)	13	941
Sonida Senior Living, Inc.* (Health Care Providers & Services)	5	122
Sonos, Inc.* (Household Durables)	106	1,146
Sound Financial Bancorp, Inc.* (Banking)	2	92
SoundHound AI, Inc.*(a)—Class A (Software)	329	3,399
South Plains Financial, Inc. (Banks)	12	445
Southern California BanCorp* (Banks)	20	300
Southern First Bancshares, Inc.* (Banks)	7	291
Southern Missouri Bancorp, Inc. (Banks)	9	487
Southland Holdings, Inc.* (Construction & Engineering)	10	43
Southside Bancshares, Inc. (Banks)	26	765
Southwest Gas Holdings, Inc. (Gas Utilities)	58	4,533

Common Stocks, continued

	Shares	Value
SpartanNash Co. (Consumer Staples Distribution & Retail)	30	$796
Spectrum Brands Holdings, Inc. (Household Products)	23	1,231
Sphere Entertainment Co.* (Entertainment)	25	1,076
Spire Global, Inc.* (Professional Services)	25	251
Spire, Inc. (Gas Utilities)	52	3,872
Spirit Aviation Holdings, Inc. (Transportation & Logistics)	14	57
Spok Holdings, Inc. (Wireless Telecommunication Services)	18	330
Sprinklr, Inc.*—Class A (Software)	99	892
Sprout Social, Inc.*—Class A (Software)	46	789
SPS Commerce, Inc.* (Software)	34	3,701
SPX Technologies, Inc.* (Machinery)	41	7,478
Spyre Therapeutics, Inc.* (Biotechnology)	45	764
SR BanCorp, Inc.* (Banking)	7	97
SSR Mining, Inc.* (Metals & Mining)	183	2,187
STAAR Surgical Co.* (Health Care Equipment & Supplies)	45	806
Stagwell, Inc.* (Media)	104	596
Standard BioTools, Inc.* (Life Sciences Tools & Services)	269	358
Standard Motor Products, Inc. (Automobile Components)	19	577
Standex International Corp. (Machinery)	11	1,812
Starz Entertainment Corp.* (Entertainment)	11	160
Steelcase, Inc.—Class A (Commercial Services & Supplies)	75	775
Stellar Bancorp, Inc. (Banks)	42	1,240
Stepan Co. (Chemicals)	19	965
StepStone Group, Inc.—Class A (Capital Markets)	56	3,324
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	51	116
Sterling Infrastructure, Inc.* (Construction & Engineering)	27	7,224
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	62	1,488
Stewart Information Services Corp. (Insurance)	25	1,623
Stitch Fix, Inc.*—Class A (Specialty Retail)	95	449
Stock Yards Bancorp, Inc. (Banks)	24	1,794
Stoke Therapeutics, Inc.* (Biotechnology)	37	475
StoneCo, Ltd.* (Financial Services)	218	2,786
StoneX Group, Inc.* (Capital Markets)	41	3,987
Strategic Education, Inc. (Diversified Consumer Services)	22	1,631
Strattec Security Corporation* (Industrial Intermediate Products)	3	190
Stratus Properties, Inc.* (Real Estate Management & Development)	6	96
Strawberry Fields REIT, Inc. (Health Care REITs)	6	62
Stride, Inc.* (Diversified Consumer Services)	38	4,872
Sturm Ruger & Co., Inc. (Leisure Products)	14	478
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	99	517
Summit Midstream Corp.* (Oil & Gas Producers)	9	229
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	46	533
SunCoke Energy, Inc. (Metals & Mining)	76	562
SunOpta, Inc.* (Food Products)	86	501

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 105

Common Stocks, continued

	Shares	Value
Sunrise Realty Trust, Inc.* (Mortgage REITs)	9	$90
Sunrun, Inc.* (Electrical Equipment)	188	1,929
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	173	1,514
Super Group SGHC, Ltd. (Hotels, Restaurants & Leisure)	143	1,537
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	10	97
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	48	1,685
Surgery Partners, Inc.* (Health Care Providers & Services)	69	1,515
Surmodics, Inc.* (Health Care Equipment & Supplies)	13	467
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	93	1,198
SWK Holdings Corp.* (Financial Services)	3	45
Sylvamo Corp. (Paper & Forest Products)	31	1,428
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	35	2,195
Synchronoss Technologies, Inc.* (Software)	10	73
Syndax Pharmaceuticals, Inc.* (Biotechnology)	77	764
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	21	210
Talkspace, Inc.* (Health Care Providers & Services)	111	270
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	108	923
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	60	935
Tanger, Inc. (Retail REITs)	100	3,002
Tango Therapeutics, Inc.* (Biotechnology)	69	417
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	29	220
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	35	1,359
Taylor Morrison Home Corp.* (Household Durables)	89	5,276
Taysha Gene Therapies, Inc.* (Biotechnology)	149	407
TechTarget, Inc.* (Media)	24	174
Tecnoglass, Inc. (Building Products)	22	1,717
Tectonic Therapeutic, Inc.* (Biotech & Pharma)	10	222
Teekay Corp.* (Transportation & Logistics)	47	338
Teekay Tankers, Ltd.—Class A (Transportation & Logistics)	22	933
TEGNA, Inc. (Media)	145	2,422
Tejon Ranch Co.* (Real Estate Management & Development)	19	341
Teladoc Health, Inc.* (Health Care Technology)	158	1,139
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	88	3,436
Telos Corp.* (Software)	49	126
Tenable Holdings, Inc.* (Software)	107	3,350
Tennant Co. (Machinery)	17	1,403
Terawulf, Inc.* (Software)	239	1,233
Terex Corp. (Machinery)	59	3,001
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	65	379
Terreno Realty Corp. (Industrial REITs)	92	5,105
TETRA Technologies, Inc.* (Energy Equipment & Services)	114	467
Tevogen Bio Holdings, Inc.* (Biotechnology)	25	25
Texas Capital Bancshares, Inc.* (Banks)	41	3,443
TG Therapeutics, Inc.* (Biotechnology)	130	4,614

Common Stocks, continued

	Shares	Value
The Andersons, Inc. (Consumer Staples Distribution & Retail)	29	$1,042
The Arena Group Holdings, Inc.* (Advertising & Marketing)	12	73
The Baldwin Insurance Group, Inc.* (Insurance)	63	2,321
The Bancorp, Inc.* (Banks)	41	2,590
The Bank of NT Butterfield & Son, Ltd. (Banks)	39	1,775
The Beauty Health Co.* (Personal Care Products)	103	159
The Brink's Co. (Commercial Services & Supplies)	39	3,406
The Buckle, Inc. (Specialty Retail)	28	1,382
The Cheesecake Factory, Inc.(a) (Hotels, Restaurants & Leisure)	42	2,684
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	33	2,262
The Chemours Co.* (Chemicals)	135	1,617
The E.W. Scripps Co.*—Class A (Media)	56	167
The Eastern Co. (Machinery)	5	115
The Ensign Group, Inc. (Health Care Providers & Services)	50	7,499
The First Bancorp, Inc. (Banks)	10	252
The GEO Group, Inc.* (Commercial Services & Supplies)	123	3,188
The Goodyear Tire & Rubber Co.* (Automobile Components)	235	2,416
The Gorman-Rupp Co. (Machinery)	19	782
The Greenbrier Cos., Inc. (Machinery)	28	1,274
The Hackett Group, Inc. (IT Services)	23	538
The Hain Celestial Group, Inc.* (Food Products)	81	127
The Honest Co., Inc.* (Personal Care Products)	84	387
The Joint Corp.* (Health Care Providers & Services)	14	155
The Lovesac Co.* (Household Durables)	12	216
The Macerich Co. (Retail REITs)	228	3,810
The Manitowoc Co., Inc.* (Machinery)	31	395
The Marcus Corp. (Entertainment)	21	344
The ODP Corp.* (Specialty Retail)	25	446
The Pennant Group, Inc.* (Health Care Providers & Services)	30	665
The Real Brokerage, Inc.* (Real Estate Management & Development)	95	375
The RealReal, Inc.* (Specialty Retail)	86	452
The RMR Group, Inc.—Class A (Real Estate Management & Development)	14	225
The Simply Good Foods Co.* (Food Products)	84	2,559
The St. Joe Co. (Real Estate Management & Development)	34	1,717
The Vita Coco Co., Inc.* (Beverages)	36	1,269
The York Water Co. (Water Utilities)	13	393
Theravance Biopharma, Inc.* (Pharmaceuticals)	34	379
Thermon Group Holdings, Inc.* (Electrical Equipment)	30	848
Third Coast Bancshares, Inc.* (Banks)	12	452
Third Harmonic Bio, Inc.*† (Pharmaceuticals)	23	124
ThredUp, Inc.*—Class A (Specialty Retail)	82	677
Thryv Holdings, Inc.* (Media)	34	447
Tidewater, Inc.* (Energy Equipment & Services)	45	2,250
Tile Shop Holdings, Inc.* (Specialty Retail)	26	164
Timberland Bancorp, Inc./WA (Banks)	7	219
TimkenSteel Corp.* (Metals & Mining)	33	521
Tiptree, Inc. (Insurance)	21	436

See accompanying notes to financial statements.

106 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Titan America SA* (Construction Materials)	22	$316
Titan International, Inc.* (Machinery)	44	372
Titan Machinery, Inc.* (Trading Companies & Distributors)	19	367
Tompkins Financial Corp. (Banks)	12	776
Tonix Pharmaceuticals Holding Corp.* (Biotech & Pharma)	7	264
Tootsie Roll Industries, Inc.* (Food Products)	16	607
Topgolf Callaway Brands Corp.* (Leisure Products)	119	1,101
Torrid Holdings, Inc.* (Specialty Retail)	21	52
Tourmaline Bio, Inc.* (Biotechnology)	17	376
TowneBank (Banks)	64	2,242
TPG RE Finance Trust, Inc. (Mortgage REITs)	62	539
Traeger, Inc.* (Household Durables)	28	45
Transcat, Inc.* (Trading Companies & Distributors)	8	611
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	2	82
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	30	3,569
Transocean, Ltd.* (Energy Equipment & Services)	670	1,956
TRAVELZOO INC.* (Internet Media & Services)	6	60
Travere Therapeutics, Inc.* (Biotechnology)	79	1,221
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	43	231
Tredegar Corp.* (Metals & Mining)	24	209
TreeHouse Foods, Inc.* (Food Products)	45	865
Trevi Therapeutics, Inc.* (Pharmaceuticals)	68	504
Tri Pointe Homes, Inc.* (Household Durables)	80	2,464
TriCo Bancshares (Banks)	28	1,151
Triller Group, Inc.* (Internet Media & Services)	93	50
TriMas Corp. (Containers & Packaging)	30	1,072
TriNet Group, Inc. (Professional Services)	27	1,831
Trinity Industries, Inc. (Machinery)	74	1,724
Trinseo PLC* (Chemicals)	31	83
TripAdvisor, Inc.* (Interactive Media & Services)	105	1,836
TriSalus Life Sciences, Inc.* (Biotech & Pharma)	14	59
Triumph Financial, Inc.* (Banks)	20	1,134
Tronox Holdings PLC—Class A (Chemicals)	107	341
TrueBlue, Inc.* (Professional Services)	26	188
TrueCar, Inc.* (Interactive Media & Services)	71	130
Trupanion, Inc.* (Insurance)	33	1,565
TrustCo Bank Corp. (Banks)	17	571
Trustmark Corp. (Banks)	51	1,900
TSS Inc/MD*(a) (Engineering & Construction)	16	435
TTEC Holdings, Inc. (Professional Services)	18	90
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	91	4,300
Tucows, Inc.*—Class A (IT Services)	6	103
TuHURA Biosciences, Inc.* (Biotech & Pharma)	23	57
Turning Point Brands, Inc. (Tobacco)	15	1,244
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	13	189
Tutor Perini Corp.* (Construction & Engineering)	40	1,926
Tvardi Therapeutics, Inc.* (Biotech & Pharma)	3	78
Twist Bioscience Corp.* (Biotechnology)	53	1,779
Two Harbors Investment Corp. (Mortgage REITs)	94	917
TXNM Energy, Inc. (Electric Utilities)	83	4,714

Common Stocks, continued

	Shares	Value
Tyra Biosciences, Inc.* (Biotechnology)	22	$240
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	14	1,024
Udemy, Inc.* (Diversified Consumer Services)	87	662
UFP Industries, Inc. (Building Products)	54	5,292
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	7	1,585
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	40	901
UMB Financial Corp. (Banks)	65	7,148
UMH Properties, Inc. (Residential REITs)	70	1,140
UniFirst Corp. (Commercial Services & Supplies)	14	2,394
Union Bankshares, Inc./Morrisville VT* (Banking)	3	82
Unisys Corp.* (IT Services)	60	248
United Bankshares, Inc. (Banks)	127	4,510
United Community Banks, Inc. (Banks)	108	3,294
United Fire Group, Inc. (Insurance)	19	504
United Insurance Holdings Corp.* (Insurance)	22	229
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	54	1,493
United Security Bancshares/Fresno CA* (Banking)	12	103
United States Antimony Corp.* (Metals & Mining)	82	251
United States Lime & Minerals, Inc. (Construction Materials)	10	996
Uniti Group, Inc. (Specialized REITs)	213	1,133
Unitil Corp. (Multi-Utilities)	14	722
Unity Bancorp, Inc. (Banks)	7	344
Universal Corp. (Tobacco)	22	1,198
Universal Health Realty Income Trust (Health Care REITs)	12	465
Universal Insurance Holdings, Inc. (Insurance)	23	544
Universal Logistics Holdings, Inc. (Ground Transportation)	6	144
Universal Technical Institute, Inc.* (Diversified Consumer Services)	40	1,289
Univest Financial Corp. (Banks)	26	750
Upbound Group, Inc. (Specialty Retail)	47	970
Upstart Holdings, Inc.* (Consumer Finance)	76	6,213
Upstream Bio, Inc.* (Biotechnology)	31	475
Upwork, Inc.* (Professional Services)	112	1,340
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	383	3,321
Urban Edge Properties (Retail REITs)	114	2,248
Urban Outfitters, Inc.* (Specialty Retail)	57	4,290
UroGen Pharma, Ltd.* (Biotechnology)	33	629
US Gold Corp.* (Metals & Mining)	10	102
US Goldmining, Inc.* (Metals & Mining)	1	8
USANA Health Sciences, Inc.* (Personal Care Products)	10	294
USCB Financial Holdings, Inc. (Banks)	10	166
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	3	167
Utz Brands, Inc. (Food Products)	65	847
V2X, Inc.* (Aerospace & Defense)	15	711
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	93	346
Valaris, Ltd.* (Energy Equipment & Services)	57	2,772
Valhi, Inc. (Chemicals)	2	31

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 107

Common Stocks, continued

	Shares	Value
Valley National Bancorp (Banks)	436	$4,042
Value Line, Inc. (Capital Markets)	1	37
Vanda Pharmaceuticals, Inc.* (Biotechnology)	50	213
Varex Imaging Corp.* (Health Care Equipment & Supplies)	37	269
Varonis Systems, Inc.* (Software)	99	5,527
Vaxcyte, Inc.* (Biotechnology)	113	3,836
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	51	1,060
Velocity Financial, Inc.* (Financial Services)	10	166
Vera Therapeutics, Inc.* (Biotechnology)	46	956
Veracyte, Inc.* (Biotechnology)	70	1,646
Verastem, Inc.* (Biotechnology)	41	253
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	4	12
Vericel Corp.* (Biotechnology)	45	1,572
Verint Systems, Inc.* (Software)	56	1,192
Veritex Holdings, Inc. (Banks)	48	1,523
Verra Mobility Corp.* (Professional Services)	144	3,637
Vertex, Inc.*—Class A (Software)	58	1,924
Vestis Corp. (Commercial Services & Supplies)	104	630
Viad Corp.* (Commercial Services & Supplies)	19	575
Viant Technology, Inc.*—Class A (Software)	14	203
Viasat, Inc.* (Communications Equipment)	102	1,676
Viavi Solutions, Inc.* (Communications Equipment)	199	2,000
Vicor Corp.* (Electrical Equipment)	21	933
Victoria's Secret & Co.* (Specialty Retail)	62	1,166
Victory Capital Holdings, Inc.—Class A (Capital Markets)	40	2,756
Viemed Healthcare, Inc.* (Health Care Providers & Services)	31	189
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	8	275
Vimeo, Inc.* (Interactive Media & Services)	141	534
Vir Biotechnology, Inc.* (Biotechnology)	80	406
Virco Mfg. Corp. (Commercial Services & Supplies)	10	77
Virginia National Bankshares Corp. (Banks)	4	147
Viridian Therapeutics, Inc.* (Biotechnology)	62	1,086
Virtus Investment Partners, Inc. (Capital Markets)	6	1,160
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	109	1,787
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	11	292
Visteon Corp. (Automobile Components)	25	2,779
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	27	505
Vital Farms, Inc.* (Food Products)	31	1,153
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	26	622
Vivid Seats, Inc.*—Class A (Entertainment)	59	91
Vox Royalty Corp.* (Metals & Mining)	36	114
Voyager Therapeutics, Inc.* (Biotechnology)	42	134
Vroom, Inc.* (Specialty Finance)	1	25
VSE Corp. (Commercial Services & Supplies)	18	2,818
VTEX* (Software)	52	310
Vuzix Corp.* (Technology Hardware)	58	117
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	89	158
Wabash National Corp. (Machinery)	37	369

Common Stocks, continued

	Shares	Value
WaFd, Inc. (Banks)	17	$458
Waldencast PLC*—Class A (Personal Care Products)	38	68
Walker & Dunlop, Inc. (Financial Services)	30	2,250
Warby Parker, Inc.*—Class A (Specialty Retail)	88	2,108
Warrior Met Coal, Inc. (Metals & Mining)	47	2,415
Washington Federal, Inc. (Banks)	72	2,096
Waterstone Financial, Inc. (Financial Services)	14	186
Watts Water Technologies, Inc.—Class A (Machinery)	25	6,558
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	101	818
Waystar Holding Corp.* (Health Care Technology)	82	3,031
WD-40 Co. (Household Products)	12	2,573
Weave Communications, Inc.* (Software)	52	380
WEBTOON Entertainment, Inc.* (Interactive Media & Services)	16	161
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	15	1,086
Werner Enterprises, Inc. (Ground Transportation)	54	1,497
WesBanco, Inc. (Banks)	85	2,561
West Bancorp, Inc. (Banks)	14	252
Westamerica Bancorp (Banks)	23	1,102
Western New England Bancorp, Inc.* (Banking)	17	181
Westrock Coffee Co.* (Food Products)	32	213
WESTWOOD HOLDINGS GROUP INC* (Asset Management)	7	122
Weyco Group, Inc. (Distributors)	6	174
Whitestone REIT (Retail REITs)	41	500
WideOpenWest, Inc.* (Media)	45	152
Willdan Group, Inc.* (Professional Services)	12	1,024
Willis Lease Finance Corp. (Trading Companies & Distributors)	3	425
Winmark Corp. (Specialty Retail)	3	1,132
Winnebago Industries, Inc. (Automobiles)	25	743
WisdomTree, Inc. (Capital Markets)	108	1,433
WK Kellogg Co. (Food Products)	56	1,291
WM Technology, Inc.* (Software)	78	70
WNS Holdings, Ltd.* (Professional Services)	36	2,692
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	72	1,626
Workiva, Inc.* (Software)	45	2,872
World Acceptance Corp.* (Consumer Finance)	3	472
World Kinect Corp. (Oil, Gas & Consumable Fuels)	50	1,364
Worthington Enterprises, Inc. (Household Durables)	28	1,735
Worthington Steel, Inc. (Metals & Mining)	30	916
WSFS Financial Corp. (Banks)	52	2,852
Xencor, Inc.* (Biotechnology)	63	524
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	91	1,157
Xenon Pharmaceuticals, Inc.* (Biotech & Pharma)	68	2,077
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	135	687
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	106	429
XOMA Royalty Corp.* (Biotechnology)	8	199
Xometry, Inc.*—Class A (Trading Companies & Distributors)	39	1,261
XPEL, Inc.* (Automobile Components)	22	719

See accompanying notes to financial statements.

108 :: Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Xperi, Inc.* (Software)	40	$241
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	25	262
Yelp, Inc.* (Interactive Media & Services)	56	1,927
Yext, Inc.* (Software)	93	755
Y-mAbs Therapeutics, Inc.* (Biotechnology)	33	148
Zenas Biopharma, Inc.* (Biotechnology)	15	236
Zeta Global Holdings Corp.*—Class A (Software)	169	2,645
Zevia PBC* (Beverages)	28	87
Zevra Therapeutics, Inc.* (Pharmaceuticals)	49	544
Ziff Davis, Inc.* (Interactive Media & Services)	38	1,183
Zimvie, Inc.* (Health Care Equipment & Supplies)	25	470
ZipRecruiter, Inc.* (Interactive Media & Services)	59	248
Zspace, Inc.* (Software)	2	6
Zumiez, Inc.* (Specialty Retail)	14	192
Zurn Elkay Water Solutions Corp. (Building Products)	135	5,973
Zymeworks, Inc.* (Biotechnology)	44	553
TOTAL COMMON STOCKS (Cost $1,283,481)		2,303,105

Rights (0.0%)

Cartesian Therapeutics, Inc.*†CVR (Biotechnology)	98	—
Chinook Therapeutics*†CVR (Biotechnology)	56	—
Empire Petroleum Corp.† (Oil & Gas Producers)	13	—
TOTAL RIGHTS (Cost $—)		—

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*† (Metals & Mining)	290	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(c)(d) (18.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $1,189,139	$1,189,000	$1,189,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,189,000)		1,189,000

Collateral for Securities Loaned(e) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(f)	26,087	$26,087
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $26,087)		26,087
TOTAL INVESTMENT SECURITIES (Cost $2,498,568)—54.6%		3,518,192
Net other assets (liabilities)—45.4%		2,922,536
NET ASSETS—100.0%		$6,440,728

*  Non-income producing security.

†  These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2025, these securities represented 0.0% of the net assets of the Fund.

(a)  All or part of this security was on loan as of July 31, 2025. The total value of securities on loan as of July 31, 2025 was $25,383.

(b)  Number of shares is less than 0.50.

(c)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $130,000.

(e)  Securities were purchased with cash collateral held from securities on loan at July 31, 2025.

(f)  Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2025.

CVR  Contingent Value Rights

REIT  Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-mini Russell 2000 Index Futures Contracts	3	9/22/25	$333,030	$6,461

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/25	4.88%	$3,505,465	$(78,681)
Russell 2000 Index	UBS AG	8/27/25	5.03%	300,784	(6,241)
				$3,806,249	$(84,922)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Small-Cap ProFund :: 109

Small-Cap ProFund invested in the following industries as of
July 31, 2025:

	Value	% of Net Assets
Advertising & Marketing	$423	NM
Aerospace & Defense	38,381	0.6%
Air Freight & Logistics	2,676	0.1%
Apparel & Textile Products	561	NM
Asset Management	1,465	NM
Automobile Components	29,516	0.5%
Automobiles	867	NM
Automotive	2,220	NM
Banking	5,021	0.1%
Banks	237,737	3.7%
Beverages	2,732	NM
Biotech & Pharma	10,633	0.2%
Biotechnology	155,666	2.4%
Broadline Retail	1,959	NM
Building Products	33,695	0.5%
Cable & Satellite	611	NM
Capital Markets	39,570	0.6%
Chemicals	39,706	0.6%
Commercial Services & Supplies	44,837	0.7%
Commercial Support Services	119	NM
Communications Equipment	16,957	0.3%
Construction & Engineering	53,651	0.8%
Construction Materials	5,588	0.1%
Consumer Finance	25,022	0.4%
Consumer Staples Distribution & Retail	12,108	0.2%
Containers & Packaging	5,721	0.1%
Distributors	1,071	NM
Diversified Consumer Services	29,317	0.5%
Diversified Telecommunication Services	8,945	0.1%
Electric Utilities	26,898	0.4%
Electrical Equipment	42,300	0.7%
Electronic Equipment, Instruments & Components	78,396	1.2%
Energy Equipment & Services	36,654	0.6%
Engineering & Construction	555	NM
Entertainment	11,296	0.2%
Entertainment Content	368	NM
Equity REIT—Diversified	14,588	0.2%
Financial Services	55,569	0.9%
Food Products	22,776	0.4%
Forestry, Paper & Wood Products	373	NM
Gas & Water Utilities	4,216	0.1%
Gas Utilities	20,604	0.3%
Ground Transportation	8,219	0.1%
Health Care Equipment & Supplies	59,465	0.9%
Health Care Facilities & Services	2,112	NM
Health Care Providers & Services	71,397	1.1%
Health Care REITs	22,278	0.4%
Health Care Technology	9,302	0.1%
Hotel & Resort REITs	14,855	0.2%
Hotels, Restaurants & Leisure	47,123	0.7%
Household Durables	41,625	0.7%
Household Products	7,667	0.1%
Independent Power/Renewable Electricity Producers	5,048	0.1%
Industrial Conglomerates	646	NM
Industrial Intermediate Products	190	NM
Industrial REITs	9,223	0.1%
Institutional Financial Services	1,366	NM
Insurance	45,923	0.7%

	Value	% of Net Assets
Interactive Media & Services	$14,704	0.2%
Internet Media & Services	1,230	NM
IT Services	14,600	0.2%
Leisure Facilities & Services	2,304	NM
Leisure Products	10,810	0.2%
Life Sciences Tools & Services	7,372	0.1%
Machinery	91,823	1.4%
Marine Transportation	5,401	0.1%
Media	17,551	0.3%
Medical Equipment & Devices	3,338	0.1%
Metals & Mining	35,140	0.6%
Mortgage REITs	20,613	0.3%
Multi-Utilities	10,117	0.2%
Office REITs	15,615	0.2%
Oil & Gas Producers	1,161	NM
Oil & Gas Services & Equipment	841	NM
Oil, Gas & Consumable Fuels	70,834	1.1%
Paper & Forest Products	1,744	NM
Passenger Airlines	14,140	0.2%
Personal Care Products	5,597	0.1%
Pharmaceuticals	35,236	0.6%
Professional Services	44,745	0.7%
Real Estate Management & Development	15,747	0.3%
Real Estate Owners & Developers	227	NM
Real Estate Services	181	NM
REITS & Real Estate Management	847	NM
Renewable Energy	1,573	NM
Residential REITs	9,466	0.2%
Retail—Discretionary	289	NM
Retail REITs	28,621	0.4%
Semiconductors	329	NM
Semiconductors & Semiconductor Equipment	67,422	1.0%
Software	144,651	2.3%
Specialized REITs	9,830	0.2%
Specialty Finance	1,188	NM
Specialty Retail	53,822	0.8%
Steel	181	NM
Technology Hardware	1,013	NM
Technology Hardware, Storage & Peripherals	12,007	0.2%
Technology Services	1,553	NM
Telecommunications	1,284	0.1%
Textiles, Apparel & Luxury Goods	12,188	0.2%
Tobacco	2,489	NM
Trading Companies & Distributors	30,138	0.5%
Transportation & Logistics	1,785	NM
Transportation Infrastructure	186	NM
Water Utilities	8,495	0.1%
Wholesale—Discretionary	121	NM
Wireless Telecommunication Services	4,749	0.1%
Other**	4,137,623	64.3%
Total	$6,440,728	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

110 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (99.7%)

	Shares	Value
A10 Networks, Inc.* (Software)	80	$1,474
AAR Corp.* (Aerospace & Defense)	98	7,322
ABM Industries, Inc. (Commercial Services & Supplies)	170	7,841
Academy Sports & Outdoors, Inc. (Specialty Retail)	183	9,295
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	106	2,526
Acadia Realty Trust (Retail REITs)	112	2,097
Acushnet Holdings Corp. (Leisure Products)	32	2,548
AdaptHealth Corp.* (Health Care Providers & Services)	291	2,610
Addus HomeCare Corp.* (Health Care Providers & Services)	19	2,029
Adeia, Inc. (Software)	189	2,448
Adient PLC* (Automobile Components)	231	4,953
Advance Auto Parts, Inc. (Specialty Retail)	165	8,757
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	52	7,224
AdvanSix, Inc. (Chemicals)	74	1,489
Air Lease Corp. (Trading Companies & Distributors)	286	15,845
Alamo Group, Inc. (Machinery)	16	3,561
Alarm.com Holdings, Inc.* (Software)	54	2,950
Albany International Corp.* (Machinery)	41	2,222
Alexander & Baldwin, Inc. (Equity REIT— Diversified)	200	3,596
Alkermes PLC* (Biotechnology)	163	4,318
Allegiant Travel Co.* (Passenger Airlines)	39	2,014
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	35	891
Alpha Metallurgical Resources, Inc.* (Metals & Mining)	12	1,417
Amentum Holdings, Inc.* (Technology Services)	415	10,363
American Assets Trust, Inc. (Equity REIT— Diversified)	54	1,028
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	327	1,455
American Eagle Outfitters, Inc. (Specialty Retail)	433	4,676
American States Water Co. (Water Utilities)	53	3,900
American Woodmark Corp.* (Building Products)	40	2,104
Ameris Bancorp (Banks)	92	6,288
AMERISAFE, Inc. (Insurance)	29	1,299
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	106	1,944
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	39	817
Angi, Inc.* (Interactive Media & Services)	116	1,882
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	351	3,377
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	311	3,654
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	528	5,892
ArcBest Corp. (Ground Transportation)	63	4,607
Arcosa, Inc. (Construction & Engineering)	48	4,122
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	122	1,976
Armada Hoffler Properties, Inc. (Equity REIT—Diversified)	80	546

Common Stocks, continued

	Shares	Value
ARMOUR Residential REIT, Inc. (Mortgage REITs)	225	$3,670
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	211	3,334
Artisan Partners Asset Management, Inc.— Class A (Capital Markets)	101	4,570
Asbury Automotive Group, Inc.* (Specialty Retail)	54	11,993
Assured Guaranty, Ltd. (Insurance)	64	5,413
Astec Industries, Inc. (Machinery)	63	2,499
Atlantic Union Bankshares Corp. (Banks)	391	12,396
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	128	1,430
Avista Corp. (Multi-Utilities)	220	8,206
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	36	2,437
Azenta, Inc.* (Life Sciences Tools & Services)	63	2,061
B&G Foods, Inc. (Food Products)	220	902
Banc of California, Inc. (Banks)	352	5,111
Bank of Hawaii Corp. (Banks)	59	3,651
BankUnited, Inc. (Banks)	112	4,085
Banner Corp. (Banks)	46	2,855
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	43	1,656
Berkshire Hills Bancorp, Inc. (Banks)	125	3,080
BGC Group, Inc.—Class A (Capital Markets)	469	4,348
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	61	2,161
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	465	8,593
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	209	1,904
Boise Cascade Co. (Trading Companies & Distributors)	104	8,716
BorgWarner, Inc. (Automobile Components)	602	22,154
Brady Corp.—Class A (Commercial Services & Supplies)	43	3,035
Brandywine Realty Trust (Office REITs)	476	1,904
Bread Financial Holdings, Inc. (Consumer Finance)	128	7,846
Bristow Group, Inc.* (Energy Equipment & Services)	67	2,316
Brookline Bancorp, Inc.* (Banks)	245	2,528
Cable One, Inc. (Media)	13	1,664
Caleres, Inc. (Specialty Retail)	94	1,291
California Resources Corp. (Oil, Gas & Consumable Fuels)	191	9,202
California Water Service Group (Water Utilities)	164	7,457
Calix, Inc.* (Communications Equipment)	95	5,385
Capitol Federal Financial, Inc. (Banks)	336	2,023
CareTrust REIT, Inc. (Health Care REITs)	268	8,522
Cars.com, Inc.* (Interactive Media & Services)	90	1,158
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	100	2,424
Cathay General Bancorp (Banks)	96	4,341
Celanese Corp. (Chemicals)	300	15,668
Centerspace (Residential REITs)	20	1,089
Central Garden & Pet Co.* (Household Products)	23	897
Central Garden & Pet Co.*—Class A (Household Products)	136	4,830
Central Pacific Financial Corp. (Banks)	28	746
See accompanying notes to financial statements.

July 31, 2025 ::  Schedule of Portfolio Investments ::  Small-Cap Value ProFund :: 111

Common Stocks, continued

	Shares	Value
Century Communities, Inc. (Household Durables)	73	$4,109
Certara, Inc.* (Health Care Technology)	304	2,992
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	34	727
Chesapeake Utilities Corp.* (Gas Utilities)	27	3,237
Clearway Energy, Inc.*—Class A (Independent Power/Renewable Electricity Producers)	95	2,924
Clearway Energy, Inc.—Class C (Independent Power/Renewable Electricity Producers)	228	7,440
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	128	2,286
Community Financial System, Inc. (Banks)	52	2,740
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	122	2,180
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	176	3,515
CONMED Corp. (Health Care Equipment & Supplies)	85	4,347
Core Laboratories, Inc. (Energy Equipment & Services)	67	733
CoreCivic, Inc.* (Commercial Services & Supplies)	141	2,826
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	126	1,142
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	61	3,783
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	505	4,666
CSG Systems International, Inc. (Professional Services)	37	2,311
CTS Corp. (Electronic Equipment, Instruments & Components)	33	1,293
Cushman & Wakefield PLC* (Real Estate Management & Development)	635	7,740
Customers Bancorp, Inc.* (Banks)	80	5,100
CVB Financial Corp. (Banks)	211	3,944
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	94	2,517
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	284	1,022
Dana, Inc. (Automobile Components)	357	5,683
Deluxe Corp. (Commercial Services & Supplies)	123	1,980
Digi International, Inc.* (Communications Equipment)	41	1,337
Dime Community Bancshares, Inc. (Banks)	109	3,020
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	128	6,319
DNOW, Inc.* (Trading Companies & Distributors)	125	1,945
Donnelley Financial Solutions, Inc.* (Capital Markets)	40	2,118
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	100	2,879
DoubleVerify Holdings, Inc.* (Software)	164	2,512
Douglas Emmett, Inc. (Office REITs)	193	2,926
DXC Technology Co.* (IT Services)	499	6,791
Dynavax Technologies Corp.* (Biotechnology)	182	1,998
Eagle Bancorp, Inc. (Banks)	84	1,352
Easterly Government Properties, Inc.* (Office REITs)	116	2,552
Edgewell Personal Care Co. (Personal Care Products)	129	3,254

Common Stocks, continued

	Shares	Value
Element Solutions, Inc. (Chemicals)	331	$7,812
Ellington Financial, Inc. (Mortgage REITs)	260	3,299
Elme Communities (Residential REITs)	99	1,493
Embecta Corp. (Health Care Equipment & Supplies)	162	1,646
Employers Holdings, Inc. (Insurance)	32	1,321
Enact Holdings, Inc.* (Financial Services)	60	2,086
Encore Capital Group, Inc.* (Consumer Finance)	63	2,323
Energizer Holdings, Inc. (Household Products)	105	2,365
Enovis Corp.* (Health Care Equipment & Supplies)	157	4,207
Enpro, Inc. (Machinery)	22	4,673
Enviri Corp.* (Commercial Services & Supplies)	221	1,989
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	38	2,462
Ethan Allen Interiors, Inc. (Household Durables)	62	1,846
Etsy, Inc.* (Broadline Retail)	146	8,507
EVERTEC, Inc. (Financial Services)	61	2,205
Everus Construction Group, Inc.* (Construction & Engineering)	72	5,347
eXp World Holdings, Inc. (Real Estate Management & Development)	237	2,555
Extreme Networks, Inc.* (Communications Equipment)	191	3,373
EZCORP, Inc.*—Class A (Consumer Finance)	143	2,048
FB Financial Corp. (Banks)	61	2,974
First Bancorp (Banks)	114	5,710
First Bancorp (Banks)	171	3,562
First Commonwealth Financial Corp.* (Banks)	152	2,510
First Financial Bancorp (Banks)	140	3,394
First Hawaiian, Inc. (Banks)	196	4,753
FMC Corp. (Chemicals)	343	13,391
Foot Locker, Inc.* (Specialty Retail)	228	5,709
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	116	3,296
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	250	1,435
Forward Air Corp.* (Air Freight & Logistics)	35	1,064
Four Corners Property Trust, Inc. (Specialized REITs)	127	3,205
Fox Factory Holding Corp.* (Automobile Components)	115	3,493
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	226	2,283
Franklin Electric Co., Inc. (Machinery)	41	3,852
Fresh Del Monte Produce, Inc. (Food Products)	92	3,458
Fulton Financial Corp. (Banks)	265	4,757
Gates Industrial Corp. PLC* (Machinery)	214	5,307
Gentherm, Inc.* (Automobile Components)	86	2,755
Genworth Financial, Inc.*—Class A (Insurance)	1,138	8,945
Getty Realty Corp. (Retail REITs)	80	2,223
Gibraltar Industries, Inc.* (Building Products)	81	5,348
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	105	2,478
Global Net Lease, Inc. (Equity REIT— Diversified)	528	3,691
GMS, Inc.* (Trading Companies & Distributors)	38	4,166
Gogo, Inc.* (Wireless Telecommunication Services)	90	1,427

See accompanying notes to financial statements.

112 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Golden Entertainment, Inc. ARS (Hotels, Restaurants & Leisure)	54	$1,518
Grid Dynamics Holdings, Inc.* (IT Services)	59	560
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	269	3,543
Group 1 Automotive, Inc. (Specialty Retail)	17	7,007
Guess?, Inc. (Specialty Retail)	76	988
H.B. Fuller Co. (Chemicals)	149	8,374
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	153	3,973
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	458	1,873
Hanmi Financial Corp. (Banks)	83	1,893
Harmonic, Inc.* (Communications Equipment)	153	1,302
Hayward Holdings, Inc.* (Building Products)	393	6,045
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	201	2,615
HealthStream, Inc.* (Health Care Technology)	28	732
Heartland Express, Inc.* (Ground Transportation)	120	938
Heidrick & Struggles International, Inc. (Professional Services)	26	1,158
Helen of Troy, Ltd.* (Household Durables)	64	1,407
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	170	1,008
Helmerich & Payne, Inc. (Energy Equipment & Services)	115	1,864
Heritage Financial Corp.* (Banks)	94	2,119
Hertz Global Holdings, Inc.* (Ground Transportation)	341	2,186
Highwoods Properties, Inc. (Office REITs)	115	3,336
Hillenbrand, Inc. (Machinery)	193	3,997
Hilltop Holdings, Inc.* (Banks)	125	3,700
HNI Corp. (Commercial Services & Supplies)	61	3,138
Hope Bancorp, Inc. (Banks)	349	3,487
Horace Mann Educators Corp.* (Insurance)	113	4,806
Hub Group, Inc.—Class A (Air Freight & Logistics)	166	5,813
IAC Inc.* (Interactive Media & Services)	179	7,034
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	94	1,860
Independent Bank Corp. (Banks)	134	8,516
Ingevity Corp.* (Chemicals)	49	2,048
Innospec, Inc. (Chemicals)	34	2,717
Innovative Industrial Properties, Inc. (Industrial REITs)	24	1,241
Innovex International, Inc.* (Energy Equipment & Services)	107	1,757
Innoviva, Inc.* (Pharmaceuticals)	68	1,236
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	75	8,893
Insteel Industries, Inc. (Building Products)	53	1,913
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	185	2,431
International Seaways, Inc.* (Oil, Gas & Consumable Fuels)	47	1,875
J & J Snack Foods Corp. (Food Products)	19	2,145
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	53	1,044
Jackson Financial, Inc.—Class A (Financial Services)	196	17,162
JBG SMITH Properties (Office REITs)	200	4,236
JetBlue Airways Corp.* (Passenger Airlines)	838	3,721

Common Stocks, continued

	Shares	Value
John B. Sanfilippo & Son, Inc.* (Food Products)	25	$1,583
John Bean Technologies Corp. (Machinery)	73	10,058
John Wiley & Sons, Inc.—Class A (Media)	45	1,737
Kaiser Aluminum Corp.* (Metals & Mining)	43	3,324
Kennametal, Inc. (Machinery)	209	5,175
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	206	1,508
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	158	1,428
Knowles Corp.* (Electronic Equipment, Instruments & Components)	240	4,874
Kohl's Corp.(a) (Broadline Retail)	307	3,328
Koppers Holdings, Inc.* (Chemicals)	55	1,807
Korn Ferry (Professional Services)	54	3,827
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	191	11,211
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	145	4,750
Lakeland Financial Corp. (Banks)	32	2,028
La-Z-Boy, Inc. (Household Durables)	114	4,101
LCI Industries (Automobile Components)	69	6,555
Leggett & Platt, Inc. (Household Durables)	372	3,553
Lexington Realty Trust (Industrial REITs)	813	6,309
LGI Homes, Inc.* (Household Durables)	56	2,983
Liberty Energy, Inc. (Energy Equipment & Services)	201	2,480
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	24	3,158
Lincoln National Corp. (Insurance)	469	17,873
Lindsay Corp. (Machinery)	16	2,184
LiveRamp Holdings, Inc.* (Software)	88	2,888
LTC Properties, Inc. (Health Care REITs)	66	2,247
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	1,382	6,150
M/I Homes, Inc.* (Household Durables)	35	4,207
Mack-Cali Realty Corp.* (Residential REITs)	127	1,788
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	185	4,407
Marcus & Millichap, Inc. (Real Estate Management & Development)	66	2,057
MarineMax, Inc.* (Specialty Retail)	53	1,202
Marten Transport, Ltd. (Ground Transportation)	160	1,946
Masterbrand, Inc.* (Building Products)	348	3,838
Materion Corp. (Metals & Mining)	57	6,002
Matson, Inc. (Marine Transportation)	32	3,417
Matthews International Corp.*—Class A (Commercial Services & Supplies)	86	2,020
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	217	3,433
MDU Resources Group, Inc.* (Construction & Engineering)	561	9,677
Medical Properties Trust, Inc.(a) (Health Care REITs)	1,650	6,798
Mednax, Inc.* (Health Care Providers & Services)	232	2,842
Mercury Systems, Inc.* (Aerospace & Defense)	140	7,363
Meritage Homes Corp. (Household Durables)	197	13,265
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	5	382
MGE Energy, Inc. (Electric Utilities)	38	3,228
MGP Ingredients, Inc.* (Beverages)	38	1,075
Middlesex Water Co. (Water Utilities)	24	1,238

See accompanying notes to financial statements.

July 31, 2025 ::  Schedule of Portfolio Investments ::  Small-Cap Value ProFund :: 113

Common Stocks, continued

	Shares	Value
MillerKnoll, Inc. (Commercial Services & Supplies)	186	$3,530
Millrose Properties Inc* (Specialized REITs)	330	9,896
Minerals Technologies, Inc. (Chemicals)	87	5,059
Mister Car Wash, Inc.* (Diversified Consumer Services)	139	803
Moelis & Co.—Class A (Capital Markets)	100	7,014
Monro, Inc. (Specialty Retail)	83	1,170
MP Materials Corp.* (Metals & Mining)	205	12,607
Mr. Cooper Group, Inc.* (Financial Services)	175	27,252
MYR Group, Inc.* (Construction & Engineering)	18	3,483
Myriad Genetics, Inc.* (Biotechnology)	255	979
N-able, Inc.* (Software)	112	905
National Bank Holdings Corp.—Class A (Banks)	57	2,112
National Beverage Corp.* (Beverages)	31	1,420
National HealthCare Corp. (Health Care Providers & Services)	13	1,248
National Presto Industries, Inc.* (Aerospace & Defense)	14	1,350
National Vision Holdings, Inc.* (Specialty Retail)	217	5,264
Navient Corp.* (Consumer Finance)	201	2,601
NBT Bancorp, Inc. (Banks)	80	3,310
NCR Atleos Corp.* (Financial Services)	114	3,488
NCR Voyix Corp.* (Software)	379	5,162
Neogen Corp.* (Health Care Equipment & Supplies)	543	2,525
NeoGenomics, Inc.* (Health Care Providers & Services)	196	949
NetScout Systems, Inc.* (Communications Equipment)	195	4,177
New York Mortgage Trust, Inc. (Mortgage REITs)	250	1,581
Newell Brands, Inc. (Household Durables)	1,147	6,434
Northwest Bancshares, Inc. (Banks)	397	4,645
Northwest Natural Holding Co.* (Gas Utilities)	111	4,431
NV5 Global, Inc.* (Professional Services)	144	3,233
OFG Bancorp (Banks)	50	2,131
O-I Glass, Inc.* (Containers & Packaging)	425	5,529
Omnicell, Inc.* (Health Care Equipment & Supplies)	129	4,000
Organon & Co. (Pharmaceuticals)	714	6,926
Otter Tail Corp. (Electric Utilities)	63	4,862
Owens & Minor, Inc.* (Health Care Providers & Services)	202	1,400
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	38	1,451
Pacific Premier Bancorp, Inc. (Banks)	267	5,786
Pacira BioSciences, Inc.* (Pharmaceuticals)	127	2,678
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	89	3,774
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	141	4,425
Park National Corp. (Banks)	13	2,104
Patrick Industries, Inc. (Automobile Components)	47	4,570
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	965	5,704
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	33	2,032
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	334	5,394

Common Stocks, continued

	Shares	Value
Pebblebrook Hotel Trust (Hotel & Resort REITs)	164	$1,645
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	145	3,418
PENN Entertainment, Inc.* (Hotels, Restaurants & Leisure)	400	7,225
PennyMac Mortgage Investment Trust (Mortgage REITs)	240	2,830
Perdoceo Education Corp. (Diversified Consumer Services)	80	2,302
Phillips Edison & Co., Inc. (Retail REITs)	192	6,489
Phinia, Inc. (Automobile Components)	53	2,687
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	102	2,077
Pitney Bowes, Inc. (Commercial Services & Supplies)	230	2,613
Plexus Corp.* (Electronic Equipment, Instruments & Components)	24	3,060
PRA Group, Inc.* (Consumer Finance)	109	1,657
Premier, Inc.—Class A (Health Care Providers & Services)	226	4,854
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	54	3,993
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	68	7,311
Privia Health Group, Inc.* (Health Care Providers & Services)	90	1,757
ProAssurance Corp.* (Insurance)	141	3,350
Progyny, Inc.* (Health Care Providers & Services)	103	2,422
ProPetro Holding Corp.* (Energy Equipment & Services)	221	1,185
Proto Labs, Inc.* (Machinery)	64	2,760
Provident Financial Services, Inc. (Banks)	359	6,541
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	256	21,401
Quaker Chemical Corp. (Chemicals)	38	4,348
Quanex Building Products Corp. (Building Products)	129	2,513
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	182	4,190
Radian Group, Inc. (Financial Services)	203	6,620
Ralliant Corp.* (Electrical Equipment)	311	14,219
Ready Capital Corp. (Mortgage REITs)	470	1,979
Redwood Trust, Inc. (Mortgage REITs)	366	1,998
Renasant Corp. (Banks)	252	9,233
Resideo Technologies, Inc.* (Building Products)	407	11,112
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	39	2,039
Robert Half, Inc. (Professional Services)	276	10,187
Rogers Corp.* (Electronic Equipment, Instruments & Components)	46	3,017
RPC, Inc. (Energy Equipment & Services)	113	525
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	63	3,411
RXO, Inc.* (Ground Transportation)	208	3,214
S&T Bancorp, Inc.* (Banks)	49	1,795
Safehold, Inc. (Specialized REITs)	126	1,763
Safety Insurance Group, Inc. (Insurance)	40	2,814
Sally Beauty Holdings, Inc.* (Specialty Retail)	278	2,708
Sandisk Corp.* (Semiconductors)	370	15,880
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	76	8,819
Saul Centers, Inc. (Retail REITs)	15	483

See accompanying notes to financial statements.

114 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	57	$2,214
Schneider National, Inc.*—Class B (Ground Transportation)	129	3,154
Scholastic Corp. (Media)	65	1,604
Schrodinger, Inc.* (Health Care Technology)	72	1,464
Seacoast Banking Corp. of Florida (Banks)	233	6,568
Sealed Air Corp. (Containers & Packaging)	245	7,171
Select Medical Holdings Corp. (Health Care Providers & Services)	286	4,230
Sensient Technologies Corp. (Chemicals)	55	6,176
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	127	1,864
Shoe Carnival, Inc. (Specialty Retail)	49	1,003
Shutterstock, Inc. (Interactive Media & Services)	67	1,284
Signet Jewelers, Ltd. (Specialty Retail)	118	9,333
Simmons First National Corp.—Class A (Banks)	391	7,495
Simulations Plus, Inc.* (Health Care Technology)	21	273
SiriusPoint, Ltd.* (Insurance)	253	4,961
SITE Centers Corp.* (Retail REITs)	131	1,411
SJW Group (Water Utilities)	85	4,105
SL Green Realty Corp. (Office REITs)	58	3,321
SM Energy Co. (Oil, Gas & Consumable Fuels)	157	4,332
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	114	2,925
Sonic Automotive, Inc.—Class A (Specialty Retail)	39	2,822
Sonos, Inc.* (Household Durables)	331	3,578
Southside Bancshares, Inc.* (Banks)	79	2,326
SpartanNash Co. (Consumer Staples Distribution & Retail)	93	2,468
Sprinklr, Inc.*—Class A (Software)	196	1,766
STAAR Surgical Co.* (Health Care Equipment & Supplies)	59	1,057
Standard Motor Products, Inc. (Automobile Components)	57	1,731
Standex International Corp. (Machinery)	12	1,977
Stellar Bancorp, Inc. (Banks)	126	3,721
Stepan Co. (Chemicals)	58	2,945
StepStone Group, Inc.—Class A (Capital Markets)	77	4,571
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	68	1,632
Stewart Information Services Corp. (Insurance)	76	4,935
StoneX Group, Inc.* (Capital Markets)	56	5,445
Strategic Education, Inc. (Diversified Consumer Services)	65	4,820
Sturm Ruger & Co., Inc.* (Leisure Products)	45	1,537
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	155	809
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	110	1,275
SunCoke Energy, Inc. (Metals & Mining)	233	1,722
Sunrun, Inc.* (Electrical Equipment)	627	6,433
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	75	2,633
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	339	2,898
Tanger, Inc. (Retail REITs)	103	3,092
TechTarget, Inc.* (Media)	42	304

Common Stocks, continued

	Shares	Value
TEGNA, Inc.* (Media)	442	$7,381
Teleflex, Inc. (Health Care Equipment & Supplies)	121	14,459
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	271	10,580
Tennant Co. (Machinery)	51	4,210
Teradata Corp.* (Software)	170	3,558
Terreno Realty Corp. (Industrial REITs)	144	7,990
The Andersons, Inc. (Consumer Staples Distribution & Retail)	88	3,161
The Buckle, Inc. (Specialty Retail)	41	2,024
The Cheesecake Factory, Inc.(a) (Hotels, Restaurants & Leisure)	42	2,684
The Chemours Co.* (Chemicals)	411	4,924
The Macerich Co. (Retail REITs)	237	3,960
The Simply Good Foods Co.* (Food Products)	137	4,172
Thryv Holdings, Inc.* (Media)	71	934
TimkenSteel Corp.* (Metals & Mining)	102	1,612
Titan International, Inc.* (Machinery)	134	1,134
Tompkins Financial Corp.* (Banks)	20	1,294
Tootsie Roll Industries, Inc.* (Food Products)	19	721
Topgolf Callaway Brands Corp.* (Leisure Products)	389	3,598
TreeHouse Foods, Inc.* (Food Products)	125	2,403
Tri Pointe Homes, Inc.* (Household Durables)	122	3,758
TripAdvisor, Inc.* (Interactive Media & Services)	108	1,889
Triumph Financial, Inc.* (Banks)	24	1,361
TrustCo Bank Corp.* (Banks)	52	1,745
Trustmark Corp. (Banks)	166	6,184
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	134	6,332
Two Harbors Investment Corp.* (Mortgage REITs)	287	2,798
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	21	1,536
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	124	2,792
UniFirst Corp. (Commercial Services & Supplies)	22	3,763
United Community Banks, Inc. (Banks)	334	10,187
United Fire Group, Inc. (Insurance)	59	1,566
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	166	4,588
Uniti Group, Inc.* (Specialized REITs)	358	1,905
Unitil Corp. (Multi-Utilities)	27	1,393
Universal Corp.* (Tobacco)	67	3,649
Universal Health Realty Income Trust* (Health Care REITs)	17	659
Upbound Group, Inc.* (Specialty Retail)	141	2,910
Urban Edge Properties (Retail REITs)	139	2,741
Urban Outfitters, Inc.* (Specialty Retail)	85	6,399
USANA Health Sciences, Inc.* (Personal Care Products)	30	882
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	165	3,429
Veritex Holdings, Inc. (Banks)	149	4,726
Vestis Corp. (Commercial Services & Supplies)	316	1,915
Viasat, Inc.* (Communications Equipment)	235	3,861
Viavi Solutions, Inc.* (Communications Equipment)	350	3,518
Vicor Corp.* (Electrical Equipment)	28	1,244
Victoria's Secret & Co.* (Specialty Retail)	219	4,117

See accompanying notes to financial statements.

July 31, 2025 ::  Schedule of Portfolio Investments ::  Small-Cap Value ProFund :: 115

Common Stocks, continued

	Shares	Value
Victory Capital Holdings, Inc.*—Class A (Capital Markets)	27	$1,861
Vir Biotechnology, Inc.* (Biotechnology)	256	1,298
Virtus Investment Partners, Inc. (Capital Markets)	11	2,126
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	309	5,065
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	75	1,402
Walker & Dunlop, Inc. (Financial Services)	89	6,676
Washington Federal, Inc. (Banks)	219	6,374
WD-40 Co. (Household Products)	14	3,002
Werner Enterprises, Inc.* (Ground Transportation)	169	4,684
Westamerica Bancorp* (Banks)	32	1,533
Whitestone REIT (Retail REITs)	63	768
WillScot Mobile Mini Holdings Corp.* (Biotech & Pharma)	191	5,606
Winnebago Industries, Inc. (Automobiles)	77	2,288
WK Kellogg Co. (Food Products)	70	1,614
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	72	1,626
World Acceptance Corp.* (Consumer Finance)	9	1,416
World Kinect Corp. (Oil, Gas & Consumable Fuels)	156	4,254
Worthington Enterprises, Inc.* (Household Durables)	85	5,267
Worthington Steel, Inc.* (Metals & Mining)	96	2,930
WSFS Financial Corp. (Banks)	84	4,607
Xencor, Inc.* (Biotechnology)	115	957
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	323	1,308
Yelp, Inc.* (Interactive Media & Services)	78	2,686
Ziff Davis, Inc.* (Interactive Media & Services)	115	3,579
TOTAL COMMON STOCKS (Cost $1,371,993)		1,785,200

Repurchase Agreements(b) (1.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $30,003	$30,000	$30,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,000)		30,000

Collateral for Securities Loaned(c) (1.0%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(d)	18,694	$18,694
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $18,694)		18,694
TOTAL INVESTMENT SECURITIES (Cost $1,420,687)—102.4%		1,833,894
Net other assets (liabilities)—(2.4)%		(43,749)
NET ASSETS—100.0%		$1,790,145

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2025. The total value of securities on loan as of July 31, 2025 was $17,761.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at July 31, 2025.

(d)  Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2025.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

116 :: Small-Cap Value ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Small-Cap Value ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$27,246	1.5%
Air Freight & Logistics	6,877	0.4%
Automobile Components	56,036	3.1%
Automobiles	2,288	0.1%
Banks	208,440	11.6%
Beverages	2,495	0.1%
Biotech & Pharma	5,606	0.3%
Biotechnology	15,410	0.9%
Broadline Retail	11,835	0.7%
Building Products	32,873	1.8%
Capital Markets	32,053	1.8%
Chemicals	76,757	4.3%
Commercial Services & Supplies	37,265	2.1%
Communications Equipment	22,953	1.3%
Construction & Engineering	22,629	1.3%
Consumer Finance	17,891	1.0%
Consumer Staples Distribution & Retail	21,070	1.2%
Containers & Packaging	12,701	0.7%
Diversified Consumer Services	7,925	0.4%
Diversified Telecommunication Services	8,014	0.4%
Electric Utilities	8,090	0.5%
Electrical Equipment	21,896	1.2%
Electronic Equipment, Instruments & Components	58,916	3.3%
Energy Equipment & Services	17,572	1.0%
Equity REIT—Diversified	8,861	0.5%
Financial Services	69,461	3.9%
Food Products	16,998	1.0%
Gas Utilities	7,668	0.4%
Ground Transportation	20,729	1.2%
Health Care Equipment & Supplies	40,293	2.3%
Health Care Providers & Services	31,336	1.7%
Health Care REITs	18,226	1.0%
Health Care Technology	5,461	0.3%
Hotel & Resort REITs	6,108	0.3%
Hotels, Restaurants & Leisure	24,093	1.4%
Household Durables	54,508	3.1%
Household Products	11,094	0.6%
Independent Power/Renewable Electricity Producers	10,364	0.6%
Industrial REITs	15,540	0.9%

	Value	% of Net Assets
Insurance	$57,284	3.2%
Interactive Media & Services	19,512	1.1%
IT Services	7,351	0.4%
Leisure Products	7,683	0.4%
Life Sciences Tools & Services	4,900	0.3%
Machinery	53,609	3.0%
Marine Transportation	3,417	0.2%
Media	13,624	0.8%
Metals & Mining	29,614	1.6%
Mortgage REITs	39,728	2.2%
Multi-Utilities	9,599	0.5%
Office REITs	18,275	1.0%
Oil, Gas & Consumable Fuels	52,471	2.9%
Passenger Airlines	7,010	0.4%
Personal Care Products	4,136	0.2%
Pharmaceuticals	21,440	1.2%
Professional Services	20,716	1.1%
Real Estate Management & Development	13,860	0.8%
Residential REITs	4,370	0.3%
Retail REITs	23,263	1.3%
Semiconductors	15,880	0.9%
Semiconductors & Semiconductor Equipment	62,042	3.5%
Software	23,663	1.3%
Specialized REITs	16,770	0.9%
Specialty Retail	88,668	5.0%
Technology Hardware, Storage & Peripherals	2,450	0.1%
Technology Services	10,363	0.6%
Textiles, Apparel & Luxury Goods	11,484	0.6%
Tobacco	3,650	0.2%
Trading Companies & Distributors	34,083	1.9%
Water Utilities	16,700	0.9%
Wireless Telecommunication Services	12,007	0.7%
Other**	4,945	0.3%
Total	$1,790,145	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

July 31, 2025 ::  Schedule of Portfolio Investments ::  Technology UltraSector ProFund :: 117

Common Stocks (77.3%)

	Shares	Value
Accenture PLC—Class A (IT Services)	4,299	$1,148,263
Adobe, Inc.* (Software)	2,927	1,046,959
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	11,133	1,962,859
Akamai Technologies, Inc.* (IT Services)	1,003	76,539
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	8,306	884,673
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,406	765,090
Apple, Inc. (Technology Hardware, Storage & Peripherals)	39,303	8,158,124
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,579	1,004,555
Arista Networks, Inc.* (Communications Equipment)	7,072	871,412
Autodesk, Inc.* (Software)	1,469	445,269
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	12,373	3,633,950
Cadence Design Systems, Inc.* (Software)	1,875	683,569
CDW Corp. (Electronic Equipment, Instruments & Components)	904	157,640
Cisco Systems, Inc. (Communications Equipment)	27,318	1,859,810
Cognizant Technology Solutions Corp.— Class A (IT Services)	3,385	242,908
Corning, Inc. (Electronic Equipment, Instruments & Components)	5,293	334,729
Crowdstrike Holdings, Inc.*—Class A (Software)	1,710	777,315
Datadog, Inc.*—Class A (Software)	1,269	177,635
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	2,057	272,943
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	900	29,124
EPAM Systems, Inc.* (IT Services)	389	61,349
F5, Inc.* (Communications Equipment)	394	123,487
Fair Isaac Corp.* (Software)	167	239,932
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	736	128,601
Fortinet, Inc.* (Software)	4,363	435,864
Gartner, Inc.* (IT Services)	528	178,807
Gen Digital, Inc. (Software)	3,747	110,499
GoDaddy, Inc.*—Class A (IT Services)	979	158,187
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	9,020	186,624
HP, Inc. (Technology Hardware, Storage & Peripherals)	6,473	160,530
Intel Corp. (Semiconductors & Semiconductor Equipment)	29,953	593,069
International Business Machines Corp. (IT Services)	6,382	1,615,603
Intuit, Inc. (Software)	1,920	1,507,450
Jabil, Inc. (Electronic Equipment, Instruments & Components)	737	164,476
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,186	194,397

Common Stocks, continued

	Shares	Value
KLA Corp. (Semiconductors & Semiconductor Equipment)	908	$798,159
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	8,783	832,980
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,693	249,610
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,674	837,540
Microsoft Corp. (Software)	19,559	10,434,726
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	328	233,287
Motorola Solutions, Inc. (Communications Equipment)	1,146	503,071
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,396	145,365
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	64,175	11,414,807
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,735	370,891
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,869	161,697
Oracle Corp. (Software)	11,168	2,834,103
Palantir Technologies, Inc.*—Class A (Software)	14,607	2,313,018
Palo Alto Networks, Inc.* (Software)	4,547	789,359
PTC, Inc.* (Software)	824	177,003
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	7,534	1,105,690
Roper Technologies, Inc. (Software)	738	406,195
Salesforce, Inc. (Software)	6,589	1,702,136
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	1,457	228,764
ServiceNow, Inc.* (Software)	1,421	1,340,174
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,031	70,665
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	3,524	207,810
Synopsys, Inc.* (Software)	1,267	802,606
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	2,036	418,907
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	322	177,428
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,102	118,388
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,238	1,129,452
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,638	137,412
Tyler Technologies, Inc.* (Software)	296	173,030
VeriSign, Inc. (IT Services)	577	155,138
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	2,395	188,463
Workday, Inc.*—Class A (Software)	1,488	341,317
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	349	118,318
TOTAL COMMON STOCKS (Cost $37,615,700)		71,309,750

See accompanying notes to financial statements.

118 :: Technology UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Repurchase Agreements(a)(b) (27.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $25,213,941	$25,211,000	$25,211,000
TOTAL REPURCHASE AGREEMENTS (Cost $25,211,000)		25,211,000
TOTAL INVESTMENT SECURITIES (Cost $62,826,700)—104.6%		96,520,750
Net other assets (liabilities)—(4.6)%		(4,229,167)
NET ASSETS—100.0%		$92,291,583

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $13,620,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International	8/25/25	5.08%	$38,373,741	$167,988
S&P Technology Select Sector Index	UBS AG	8/25/25	5.13%	29,205,285	260,460
				$67,579,026	$428,448

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Technology UltraSector ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Communications Equipment	$3,357,780	3.6%
Electronic Equipment, Instruments & Components	2,587,980	2.9%
IT Services	3,636,794	3.9%
Semiconductors & Semiconductor Equipment	25,440,414	27.6%
Software	26,738,159	29.0%
Technology Hardware, Storage & Peripherals	9,548,623	10.3%
Other**	20,981,833	22.7%
Total	$92,291,583	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

July 31, 2025 ::  Schedule of Portfolio Investments :: UltraBear ProFund :: 119

Repurchase Agreements(a)(b) (89.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $5,985,698	$5,985,000	$5,985,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,985,000)		5,985,000
TOTAL INVESTMENT SECURITIES (Cost $5,985,000)—89.5%		5,985,000
Net other assets (liabilities)—10.5%		703,171
NET ASSETS—100.0%		$6,688,171

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $1,606,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Futures Contracts	2	9/22/25	$(637,425)	$(27,548)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/25	(4.83)%	$(8,367,995)	$59,479
S&P 500	UBS AG	8/27/25	(4.73)%	(4,374,179)	36,109
				$(12,742,174)	$95,588

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

120 :: UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (72.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	1,203	$179,512
A.O. Smith Corp. (Building Products)	260	18,405
Abbott Laboratories (Health Care Equipment & Supplies)	3,888	490,627
AbbVie, Inc. (Biotechnology)	3,947	746,061
Accenture PLC—Class A (IT Services)	1,399	373,673
Adobe, Inc.* (Software)	952	340,521
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	3,623	638,771
Aflac, Inc. (Insurance)	1,087	108,004
Agilent Technologies, Inc. (Life Sciences Tools & Services)	637	73,134
Air Products & Chemicals, Inc. (Chemicals)	497	143,076
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	964	127,643
Akamai Technologies, Inc.* (IT Services)	327	24,953
Albemarle Corp. (Chemicals)	263	17,845
Alexandria Real Estate Equities, Inc. (Office REITs)	344	26,292
Align Technology, Inc.* (Health Care Equipment & Supplies)	152	19,610
Allegion PLC (Building Products)	192	31,857
Alliant Energy Corp. (Electric Utilities)	574	37,316
Allstate Corp. (Insurance)	592	120,324
Alphabet, Inc.—Class A (Interactive Media & Services)	13,004	2,495,468
Alphabet, Inc.—Class C (Interactive Media & Services)	10,490	2,023,101
Altria Group, Inc. (Tobacco)	3,764	233,142
Amazon.com, Inc.* (Broadline Retail)	21,112	4,942,529
Amcor PLC (Containers & Packaging)	5,120	47,872
Ameren Corp. (Multi-Utilities)	604	61,083
American Electric Power Co., Inc. (Electric Utilities)	1,194	135,089
American Express Co. (Consumer Finance)	1,237	370,247
American International Group, Inc. (Insurance)	1,288	99,987
American Tower Corp.—Class A (Specialized REITs)	1,046	217,975
American Water Works Co., Inc. (Water Utilities)	436	61,145
Ameriprise Financial, Inc. (Capital Markets)	213	110,374
AMETEK, Inc. (Electrical Equipment)	516	95,383
Amgen, Inc. (Biotechnology)	1,201	354,415
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	2,703	287,897
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,108	248,890
Aon PLC—Class A (Insurance)	483	171,808
APA Corp. (Oil, Gas & Consumable Fuels)	806	15,548
Apollo Global Management, Inc. (Financial Services)	1,009	146,628
Apple, Inc. (Technology Hardware, Storage & Peripherals)	33,373	6,927,233
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,815	326,809
Aptiv PLC* (Automobile Components)	487	33,428
Arch Capital Group, Ltd.* (Insurance)	834	71,774
Archer-Daniels-Midland Co. (Food Products)	1,074	58,189
Arista Networks, Inc.* (Communications Equipment)	2,301	283,529

Common Stocks, continued

	Shares	Value
Arthur J. Gallagher & Co. (Insurance)	572	$164,307
Assurant, Inc. (Insurance)	113	21,165
AT&T, Inc. (Diversified Telecommunication Services)	16,078	440,698
Atmos Energy Corp. (Gas Utilities)	355	55,352
Autodesk, Inc.* (Software)	478	144,887
Automatic Data Processing, Inc. (Professional Services)	907	280,717
AutoZone, Inc.* (Specialty Retail)	37	139,430
AvalonBay Communities, Inc. (Residential REITs)	318	59,237
Avery Dennison Corp. (Containers & Packaging)	175	29,360
Axon Enterprise, Inc.* (Aerospace & Defense)	165	124,656
Baker Hughes Co. (Energy Equipment & Services)	2,214	99,741
Ball Corp. (Containers & Packaging)	620	35,501
Bank of America Corp. (Banks)	14,642	692,127
Baxter International, Inc. (Health Care Equipment & Supplies)	1,147	24,959
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	640	114,080
Berkshire Hathaway, Inc.*—Class B (Financial Services)	4,097	1,933,292
Best Buy Co., Inc. (Specialty Retail)	430	27,976
Biogen, Inc.* (Biotechnology)	327	41,856
Bio-Techne Corp. (Life Sciences Tools & Services)	350	19,156
BlackRock, Inc. (Capital Markets)	325	359,453
Blackstone, Inc. (Capital Markets)	1,630	281,925
Block, Inc.* (Financial Services)	1,236	95,493
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	73	401,797
Boston Properties, Inc. (Office REITs)	325	21,265
Boston Scientific Corp.* (Health Care Equipment & Supplies)	3,306	346,866
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,547	196,931
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	10,506	3,085,612
Broadridge Financial Solutions, Inc. (Professional Services)	262	64,848
Brown & Brown, Inc. (Insurance)	532	48,609
Brown-Forman Corp.—Class B (Beverages)	407	11,742
Builders FirstSource, Inc.* (Building Products)	247	31,401
Bunge Global SA (Food Products)	300	23,928
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	265	30,560
Cadence Design Systems, Inc.* (Software)	610	222,388
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	465	12,406
Camden Property Trust (Residential REITs)	239	26,099
Campbell Soup Co. (Food Products)	440	14,045
Capital One Financial Corp. (Consumer Finance)	1,429	307,235
Cardinal Health, Inc. (Health Care Providers & Services)	533	82,732
CarMax, Inc.* (Specialty Retail)	340	19,247
Carnival Corp.* (Hotels, Restaurants & Leisure)	2,346	69,840
Carrier Global Corp. (Building Products)	1,781	122,212

See accompanying notes to financial statements.

July 31, 2025 ::  Schedule of Portfolio Investments ::  UltraBull ProFund :: 121

Common Stocks, continued

	Shares	Value
Caterpillar, Inc. (Machinery)	1,051	$460,360
Cboe Global Markets, Inc. (Capital Markets)	234	56,403
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	656	102,166
CDW Corp. (Electronic Equipment, Instruments & Components)	294	51,268
Cencora, Inc. (Health Care Providers & Services)	385	110,141
Centene Corp.* (Health Care Providers & Services)	1,112	28,990
CenterPoint Energy, Inc. (Multi-Utilities)	1,458	56,600
CF Industries Holdings, Inc. (Chemicals)	362	33,604
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	110	18,660
Charter Communications, Inc.*—Class A (Media)	213	57,374
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,263	646,441
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	3,011	129,112
Chubb, Ltd. (Insurance)	833	221,611
Church & Dwight Co., Inc. (Household Products)	550	51,574
Cincinnati Financial Corp. (Insurance)	349	51,481
Cintas Corp. (Commercial Services & Supplies)	767	170,696
Cisco Systems, Inc. (Communications Equipment)	8,889	605,163
Citigroup, Inc. (Banks)	4,173	391,010
Citizens Financial Group, Inc. (Banks)	969	46,241
CME Group, Inc. (Capital Markets)	805	224,015
CMS Energy Corp. (Multi-Utilities)	668	49,298
Cognizant Technology Solutions Corp.— Class A (IT Services)	1,101	79,008
Coinbase Global, Inc.*—Class A (Capital Markets)	472	178,303
Colgate-Palmolive Co. (Household Products)	1,811	151,852
Comcast Corp.—Class A (Media)	8,322	276,539
Conagra Brands, Inc. (Food Products)	1,067	19,483
ConocoPhillips (Oil, Gas & Consumable Fuels)	2,821	268,954
Consolidated Edison, Inc. (Multi-Utilities)	805	83,318
Constellation Brands, Inc.—Class A (Beverages)	342	57,128
Constellation Energy Corp. (Electric Utilities)	700	243,488
Copart, Inc.* (Commercial Services & Supplies)	1,964	89,028
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,722	108,899
Corpay, Inc.* (Software)	158	51,042
Corteva, Inc. (Chemicals)	1,524	109,926
CoStar Group, Inc.* (Real Estate Management & Development)	943	89,764
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	991	931,182
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	1,705	41,585
Crowdstrike Holdings, Inc.*—Class A (Software)	557	253,195
Crown Castle International Corp. (Specialized REITs)	973	102,253
CSX Corp. (Ground Transportation)	4,197	149,161
Cummins, Inc. (Machinery)	308	113,227

Common Stocks, continued

	Shares	Value
CVS Health Corp. (Health Care Providers & Services)	2,827	$175,557
D.R. Horton, Inc. (Household Durables)	618	88,276
Danaher Corp. (Life Sciences Tools & Services)	1,423	280,559
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	261	52,636
Datadog, Inc.*—Class A (Software)	712	99,666
DaVita, Inc.* (Health Care Providers & Services)	93	13,054
Dayforce, Inc.* (Professional Services)	357	20,588
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	339	35,992
Deere & Co. (Machinery)	564	295,745
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	669	88,770
Delta Air Lines, Inc. (Passenger Airlines)	1,459	77,634
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	1,435	47,671
Dexcom, Inc.* (Health Care Equipment & Supplies)	876	70,755
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	418	62,140
Digital Realty Trust, Inc. (Specialized REITs)	707	124,743
Dollar General Corp. (Consumer Staples Distribution & Retail)	491	51,506
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	441	50,076
Dominion Energy, Inc. (Multi-Utilities)	1,905	111,347
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	77	35,667
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	766	191,692
Dover Corp. (Machinery)	306	55,429
Dow, Inc. (Chemicals)	1,579	36,775
DTE Energy Co. (Multi-Utilities)	464	64,222
Duke Energy Corp. (Electric Utilities)	1,737	211,289
DuPont de Nemours, Inc. (Chemicals)	935	67,227
Eastman Chemical Co. (Chemicals)	258	18,733
Eaton Corp. PLC (Electrical Equipment)	874	336,245
eBay, Inc. (Broadline Retail)	1,030	94,503
Ecolab, Inc. (Chemicals)	564	147,633
Edison International (Electric Utilities)	860	44,823
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	1,311	103,975
Electronic Arts, Inc. (Entertainment)	510	77,770
Elevance Health, Inc. (Health Care Providers & Services)	505	142,955
Eli Lilly & Co. (Pharmaceuticals)	1,758	1,301,044
Emerson Electric Co. (Electrical Equipment)	1,257	182,906
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	293	9,481
Entergy Corp. (Electric Utilities)	997	90,159
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	1,220	146,424
EPAM Systems, Inc.* (IT Services)	127	20,029
EQT Corp. (Oil, Gas & Consumable Fuels)	1,338	71,918
Equifax, Inc. (Professional Services)	278	66,784
Equinix, Inc. (Specialized REITs)	219	171,952
Equity Residential (Residential REITs)	764	48,285
Erie Indemnity Co.—Class A (Insurance)	56	19,949
Essex Property Trust, Inc. (Residential REITs)	144	37,466
See accompanying notes to financial statements.

122 :: UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares		Value
Everest Group, Ltd. (Insurance)	95		$31,901
Evergy, Inc. (Electric Utilities)	514		36,391
Eversource Energy (Electric Utilities)	821		54,268
Exelon Corp. (Electric Utilities)	2,256		101,385
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	484		50,714
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	272		49,020
Expeditors International of Washington, Inc. (Air Freight & Logistics)	306		35,569
Extra Space Storage, Inc. (Specialized REITs)	474		63,687
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	9,630		1,075,092
F5, Inc.* (Communications Equipment)	128		40,118
FactSet Research Systems, Inc. (Capital Markets)	85		34,247
Fair Isaac Corp.* (Software)	54		77,583
Fastenal Co. (Trading Companies & Distributors)	2,563		118,231
Federal Realty Investment Trust (Retail REITs)	173		15,944
FedEx Corp. (Air Freight & Logistics)	493		110,181
Fidelity National Information Services, Inc. (Financial Services)	1,174		93,227
Fifth Third Bancorp (Banks)	1,491		61,981
First Horizon Corp. (Banks)	—	(a)	6
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	240		41,935
FirstEnergy Corp. (Electric Utilities)	1,148		49,031
Fiserv, Inc.* (Financial Services)	1,239		172,147
Ford Motor Co. (Automobiles)	8,727		96,608
Fortinet, Inc.* (Software)	1,420		141,858
Fortive Corp. (Machinery)	759		36,379
Fox Corp.—Class A (Media)	478		26,653
Fox Corp.—Class B (Media)	295		15,086
Franklin Resources, Inc. (Capital Markets)	693		16,632
Freeport-McMoRan, Inc. (Metals & Mining)	3,209		129,130
Garmin, Ltd. (Household Durables)	344		75,254
Gartner, Inc.* (IT Services)	172		58,248
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	1,023		72,960
GE Vernova, Inc. (Electrical Equipment)	610		402,777
Gen Digital, Inc. (Software)	1,220		35,978
Generac Holdings, Inc.* (Electrical Equipment)	132		25,699
General Dynamics Corp. (Aerospace & Defense)	563		175,436
General Electric Co. (Industrial Conglomerates)	2,383		645,983
General Mills, Inc. (Food Products)	1,224		59,952
General Motors Co. (Automobiles)	2,148		114,574
Genuine Parts Co. (Distributors)	310		39,953
Gilead Sciences, Inc. (Biotechnology)	2,779		312,054
Global Payments, Inc. (Financial Services)	545		43,573
Globe Life, Inc. (Insurance)	184		25,846
GoDaddy, Inc.*—Class A (IT Services)	318		51,382
Halliburton Co. (Energy Equipment & Services)	1,921		43,030
Hasbro, Inc. (Leisure Products)	294		22,097
HCA Healthcare, Inc. (Health Care Providers & Services)	387		136,994
Healthpeak Properties, Inc. (Health Care REITs)	1,552		26,291
Henry Schein, Inc.* (Health Care Providers & Services)	272		18,401

Common Stocks, continued

	Shares	Value
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	2,935	$60,725
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	531	142,350
Hologic, Inc.* (Health Care Equipment & Supplies)	498	33,276
Honeywell International, Inc. (Industrial Conglomerates)	1,436	319,295
Hormel Foods Corp. (Food Products)	651	18,287
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,550	24,366
Howmet Aerospace, Inc. (Aerospace & Defense)	902	162,153
HP, Inc. (Technology Hardware, Storage & Peripherals)	2,106	52,229
Hubbell, Inc. (Electrical Equipment)	119	52,060
Humana, Inc. (Health Care Providers & Services)	270	67,465
Huntington Bancshares, Inc. (Banks)	3,255	53,480
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	88	24,540
IDEX Corp. (Machinery)	169	27,633
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	180	96,176
Illinois Tool Works, Inc. (Machinery)	596	152,558
Incyte Corp.* (Biotechnology)	359	26,886
Ingersoll Rand, Inc. (Machinery)	902	76,336
Insulet Corp.* (Health Care Equipment & Supplies)	157	45,279
Intel Corp. (Semiconductors & Semiconductor Equipment)	9,747	192,991
Intercontinental Exchange, Inc. (Capital Markets)	1,282	236,952
International Business Machines Corp. (IT Services)	2,077	525,793
International Flavors & Fragrances, Inc. (Chemicals)	572	40,629
International Paper Co. (Containers & Packaging)	1,180	55,153
Intuit, Inc. (Software)	625	490,706
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	801	385,353
Invesco, Ltd. (Capital Markets)	1,000	21,010
Invitation Homes, Inc. (Residential REITs)	1,274	39,048
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	367	68,211
Iron Mountain, Inc. (Specialized REITs)	659	64,160
J.B. Hunt Transport Services, Inc. (Ground Transportation)	175	25,209
Jabil, Inc. (Electronic Equipment, Instruments & Components)	240	53,561
Jack Henry & Associates, Inc. (Financial Services)	163	27,680
Jacobs Solutions, Inc. (Professional Services)	268	38,021
Johnson & Johnson (Pharmaceuticals)	5,376	885,642
Johnson Controls International PLC (Building Products)	1,470	154,350
JPMorgan Chase & Co. (Banks)	6,210	1,839,650
Kellanova (Food Products)	601	47,978
Kenvue, Inc. (Personal Care Products)	4,290	91,977
Keurig Dr Pepper, Inc. (Beverages)	3,035	99,093

See accompanying notes to financial statements.

July 31, 2025 ::  Schedule of Portfolio Investments ::  UltraBull ProFund :: 123

Common Stocks, continued

	Shares	Value
KeyCorp (Banks)	2,204	$39,496
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	386	63,269
Kimberly-Clark Corp. (Household Products)	741	92,343
Kimco Realty Corp. (Retail REITs)	1,512	32,100
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,320	121,219
KKR & Co., Inc. (Capital Markets)	1,512	221,629
KLA Corp. (Semiconductors & Semiconductor Equipment)	295	259,314
L3Harris Technologies, Inc. (Aerospace & Defense)	418	114,875
Labcorp Holdings, Inc. (Health Care Providers & Services)	187	48,635
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	2,858	271,052
Lamb Weston Holdings, Inc. (Food Products)	315	17,977
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	758	39,719
Leidos Holdings, Inc. (Professional Services)	288	45,979
Lennar Corp.—Class A (Household Durables)	519	58,221
Lennox International, Inc. (Building Products)	71	43,239
Linde PLC (Chemicals)	1,052	484,194
Live Nation Entertainment, Inc.* (Entertainment)	352	51,990
LKQ Corp. (Distributors)	577	17,004
Lockheed Martin Corp. (Aerospace & Defense)	466	196,177
Loews Corp. (Insurance)	389	35,220
Lowe's Cos., Inc. (Specialty Retail)	1,251	279,686
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	247	49,531
LyondellBasell Industries N.V.—Class A (Chemicals)	575	33,310
M&T Bank Corp. (Banks)	359	67,743
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	686	116,750
MarketAxess Holdings, Inc. (Capital Markets)	84	17,262
Marriott International, Inc., Class A (Hotels, Restaurants & Leisure)	509	134,160
Marsh & McLennan Cos., Inc. (Insurance)	1,101	219,319
Martin Marietta Materials, Inc. (Construction Materials)	135	77,609
Masco Corp. (Building Products)	471	32,089
MasterCard, Inc.—Class A (Financial Services)	1,812	1,026,444
Match Group, Inc. (Interactive Media & Services)	548	18,780
McCormick & Co., Inc. (Food Products)	565	39,906
McDonald's Corp. (Hotels, Restaurants & Leisure)	1,598	479,513
McKesson Corp. (Health Care Providers & Services)	280	194,191
Medtronic PLC (Health Care Equipment & Supplies)	2,866	258,628
Merck & Co., Inc. (Pharmaceuticals)	5,611	438,331
Meta Platforms, Inc.—Class A (Interactive Media & Services)	4,851	3,751,958
MetLife, Inc. (Insurance)	1,260	95,697
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	46	56,749
MGM Resorts International* (Hotels, Restaurants & Leisure)	462	16,840

Common Stocks, continued

	Shares	Value
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,202	$81,243
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,497	272,523
Microsoft Corp. (Software)	16,607	8,859,834
Mid-America Apartment Communities, Inc. (Residential REITs)	262	37,317
Moderna, Inc.* (Biotechnology)	760	22,466
Mohawk Industries, Inc.* (Household Durables)	116	13,283
Molina Healthcare, Inc.* (Health Care Providers & Services)	121	19,102
Molson Coors Beverage Co.*—Class B (Beverages)	383	18,660
Mondelez International, Inc.—Class A (Food Products)	2,893	187,148
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	107	76,103
Monster Beverage Corp.* (Beverages)	1,569	92,179
Moody's Corp. (Capital Markets)	346	178,443
Morgan Stanley (Capital Markets)	2,760	393,190
Motorola Solutions, Inc. (Communications Equipment)	373	163,740
MSCI, Inc. (Capital Markets)	173	97,115
Nasdaq, Inc. (Capital Markets)	924	88,907
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	455	47,379
Netflix, Inc.* (Entertainment)	951	1,102,589
Newmont Corp. (Metals & Mining)	2,487	154,443
News Corp.—Class A (Media)	843	24,717
News Corp.—Class B (Media)	249	8,322
NextEra Energy, Inc. (Electric Utilities)	4,600	326,875
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	2,632	196,583
NiSource, Inc. (Multi-Utilities)	1,052	44,657
Nordson Corp. (Machinery)	121	25,919
Norfolk Southern Corp. (Ground Transportation)	504	140,112
Northern Trust Corp. (Capital Markets)	435	56,550
Northrop Grumman Corp. (Aerospace & Defense)	302	174,136
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	998	25,509
NRG Energy, Inc. (Electric Utilities)	437	73,066
Nucor Corp. (Metals & Mining)	516	73,824
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	54,492	9,692,491
NVR, Inc.* (Household Durables)	7	52,846
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	564	120,566
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,583	69,557
Old Dominion Freight Line, Inc. (Ground Transportation)	416	62,088
Omnicom Group, Inc. (Media)	436	31,414
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	934	52,640
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,396	114,626
Oracle Corp. (Software)	3,634	922,199
O'Reilly Automotive, Inc.* (Specialty Retail)	1,910	187,791
Otis Worldwide Corp. (Machinery)	882	75,579

See accompanying notes to financial statements.

124 :: UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
PACCAR, Inc. (Machinery)	1,173	$115,845
Packaging Corp. of America (Containers & Packaging)	200	38,750
Palantir Technologies, Inc.*—Class A (Software)	4,753	752,638
Palo Alto Networks, Inc.* (Software)	1,479	256,754
Paramount Global(b)—Class B (Media)	1,345	16,907
Parker-Hannifin Corp. (Machinery)	286	209,323
Paychex, Inc. (Professional Services)	716	103,340
Paycom Software, Inc. (Professional Services)	109	25,238
PayPal Holdings, Inc.* (Financial Services)	2,173	149,415
Pentair PLC (Machinery)	368	37,610
PepsiCo, Inc. (Beverages)	3,064	422,587
Pfizer, Inc. (Pharmaceuticals)	12,703	295,853
PG&E Corp. (Electric Utilities)	4,911	68,852
Philip Morris International, Inc. (Tobacco)	3,478	570,566
Phillips 66 (Oil, Gas & Consumable Fuels)	910	112,458
Pinnacle West Capital Corp. (Electric Utilities)	267	24,196
PNC Financial Services Group, Inc. (Banks)	884	168,199
Pool Corp. (Distributors)	84	25,884
PPG Industries, Inc. (Chemicals)	507	53,489
PPL Corp. (Electric Utilities)	1,652	58,960
Principal Financial Group, Inc. (Insurance)	461	35,880
Prologis, Inc. (Industrial REITs)	2,073	221,355
Prudential Financial, Inc. (Insurance)	791	81,932
PTC, Inc.* (Software)	268	57,569
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,115	100,116
Public Storage (Specialized REITs)	353	95,995
PulteGroup, Inc. (Household Durables)	448	50,588
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	2,452	359,856
Quanta Services, Inc. (Construction & Engineering)	331	134,429
Quest Diagnostics, Inc. (Health Care Providers & Services)	249	41,685
Ralliant Corp.* (Electrical Equipment)	1	46
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	89	26,589
Raymond James Financial, Inc. (Capital Markets)	406	67,855
Raytheon Technologies Corp. (Aerospace & Defense)	2,985	470,347
Realty Income Corp. (Retail REITs)	2,018	113,270
Regency Centers Corp. (Retail REITs)	365	26,061
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	232	126,547
Regions Financial Corp. (Banks)	2,009	50,888
Republic Services, Inc. (Commercial Services & Supplies)	454	104,715
ResMed, Inc. (Health Care Equipment & Supplies)	328	89,196
Revvity, Inc. (Life Sciences Tools & Services)	263	23,118
Rockwell Automation, Inc. (Electrical Equipment)	252	88,631
Rollins, Inc. (Commercial Services & Supplies)	628	35,966
Roper Technologies, Inc. (Software)	240	132,096
Ross Stores, Inc. (Specialty Retail)	735	100,357
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	558	177,371
S&P Global, Inc. (Capital Markets)	701	386,321
Salesforce, Inc. (Software)	2,144	553,860

Common Stocks, continued

	Shares	Value
SBA Communications Corp.—Class A (Specialized REITs)	240	$53,933
Schlumberger N.V. (Energy Equipment & Services)	3,039	102,718
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	474	74,423
Sempra (Multi-Utilities)	1,457	119,007
ServiceNow, Inc.* (Software)	463	436,665
Simon Property Group, Inc. (Retail REITs)	686	112,360
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	335	22,961
Smurfit WestRock PLC (Containers & Packaging)	1,108	49,173
Snap-on, Inc. (Machinery)	117	37,579
Solventum Corp.* (Health Care Equipment & Supplies)	309	22,050
Southwest Airlines Co. (Passenger Airlines)	1,273	39,374
Stanley Black & Decker, Inc. (Machinery)	346	23,407
Starbucks Corp. (Hotels, Restaurants & Leisure)	2,539	226,377
State Street Corp. (Capital Markets)	637	71,185
Steel Dynamics, Inc. (Metals & Mining)	308	39,288
STERIS PLC (Health Care Equipment & Supplies)	220	49,828
Stryker Corp. (Health Care Equipment & Supplies)	769	302,009
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	1,147	67,639
Synchrony Financial (Consumer Finance)	851	59,289
Synopsys, Inc.* (Software)	476	301,532
Sysco Corp. (Consumer Staples Distribution & Retail)	1,083	86,207
T. Rowe Price Group, Inc. (Capital Markets)	492	49,913
Take-Two Interactive Software, Inc.* (Entertainment)	379	84,415
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	464	50,126
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	485	80,709
Target Corp. (Consumer Staples Distribution & Retail)	1,015	102,008
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	663	136,412
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	105	57,857
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	358	38,460
Tesla, Inc.* (Automobiles)	6,261	1,930,079
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	2,030	367,552
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	42	40,661
Textron, Inc. (Aerospace & Defense)	403	31,341
The AES Corp. (Independent Power/Renewable Electricity Producers)	1,591	20,922
The Bank of New York Mellon Corp. (Capital Markets)	1,599	162,219
The Boeing Co.* (Aerospace & Defense)	1,685	373,800
The Charles Schwab Corp. (Capital Markets)	3,816	372,938
The Cigna Group (Health Care Providers & Services)	597	159,626
The Clorox Co. (Household Products)	275	34,529
The Coca-Cola Co. (Beverages)	8,655	587,587

See accompanying notes to financial statements.

July 31, 2025 ::  Schedule of Portfolio Investments ::  UltraBull ProFund :: 125

Common Stocks, continued

	Shares	Value
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	447	$31,598
The Estee Lauder Cos., Inc. (Personal Care Products)	523	48,817
The Goldman Sachs Group, Inc. (Capital Markets)	686	496,382
The Hartford Financial Services Group, Inc. (Insurance)	635	78,988
The Hershey Co. (Food Products)	331	61,609
The Home Depot, Inc. (Specialty Retail)	2,221	816,240
The Interpublic Group of Cos., Inc. (Media)	826	20,320
The J.M. Smucker Co. (Food Products)	238	25,547
The Kraft Heinz Co. (Food Products)	1,931	53,025
The Kroger Co. (Consumer Staples Distribution & Retail)	1,369	95,967
The Mosaic Co. (Chemicals)	709	25,531
The Procter & Gamble Co. (Household Products)	5,239	788,313
The Progressive Corp. (Insurance)	1,310	317,073
The Sherwin-Williams Co. (Chemicals)	515	170,403
The Southern Co. (Electric Utilities)	2,456	232,043
The TJX Cos., Inc. (Specialty Retail)	2,495	310,702
The Trade Desk, Inc.*—Class A (Media)	1,007	87,568
The Travelers Cos., Inc. (Insurance)	506	131,681
The Walt Disney Co. (Entertainment)	4,017	478,465
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	2,728	163,544
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	843	394,253
TKO Group Holdings, Inc.* (Entertainment)	150	25,202
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	1,066	254,145
Tractor Supply Co. (Specialty Retail)	1,185	67,486
Trane Technologies PLC (Building Products)	498	218,164
TransDigm Group, Inc. (Aerospace & Defense)	126	202,666
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	533	44,713
Truist Financial Corp. (Banks)	2,926	127,895
Tyler Technologies, Inc.* (Software)	96	56,118
Tyson Foods, Inc.—Class A (Food Products)	640	33,472
U.S. Bancorp (Banks)	3,481	156,506
Uber Technologies, Inc.* (Ground Transportation)	4,673	410,056
UDR, Inc. (Residential REITs)	674	26,481
Ulta Beauty, Inc.* (Specialty Retail)	101	52,016
Union Pacific Corp. (Ground Transportation)	1,335	296,330
United Airlines Holdings, Inc.* (Passenger Airlines)	730	64,466
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	1,639	141,216
United Rentals, Inc. (Trading Companies & Distributors)	145	128,026
UnitedHealth Group, Inc. (Health Care Providers & Services)	2,027	505,858
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	128	21,306
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	700	96,117
Ventas, Inc. (Health Care REITs)	1,008	67,717
Veralto Corp. (Commercial Services & Supplies)	554	58,076

Common Stocks, continued

	Shares	Value
VeriSign, Inc. (IT Services)	180	$48,397
Verisk Analytics, Inc. (Professional Services)	313	87,236
Verizon Communications, Inc. (Diversified Telecommunication Services)	9,420	402,799
Vertex Pharmaceuticals, Inc.* (Biotechnology)	574	262,243
Viatris, Inc. (Pharmaceuticals)	2,622	22,916
VICI Properties, Inc. (Specialized REITs)	2,361	76,969
Visa, Inc.—Class A (Financial Services)	3,823	1,320,732
Vistra Corp. (Independent Power/Renewable Electricity Producers)	758	158,073
Vulcan Materials Co. (Construction Materials)	295	81,027
W.R. Berkley Corp. (Insurance)	670	46,103
W.W. Grainger, Inc. (Trading Companies & Distributors)	98	101,875
Wabtec Corp. (Machinery)	382	73,363
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	1,604	18,671
Walmart, Inc. (Consumer Staples Distribution & Retail)	9,654	945,898
Warner Bros. Discovery, Inc.* (Entertainment)	5,031	66,258
Waste Management, Inc. (Commercial Services & Supplies)	818	187,452
Waters Corp.* (Life Sciences Tools & Services)	133	38,405
WEC Energy Group, Inc. (Multi-Utilities)	713	77,774
Wells Fargo & Co. (Banks)	7,271	586,261
Welltower, Inc. (Health Care REITs)	1,388	229,117
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	161	38,521
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	780	61,378
Weyerhaeuser Co. (Specialized REITs)	1,621	40,606
Williams-Sonoma, Inc. (Specialty Retail)	275	51,439
Willis Towers Watson PLC (Insurance)	222	70,110
Workday, Inc.*—Class A (Software)	484	111,020
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	197	21,479
Xcel Energy, Inc. (Electric Utilities)	1,289	94,664
Xylem, Inc. (Machinery)	544	78,673
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	621	89,517
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	114	38,648
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	442	40,509
Zoetis, Inc. (Pharmaceuticals)	995	145,061
TOTAL COMMON STOCKS (Cost $39,494,502)		120,092,473

Repurchase Agreements(c)(d) (27.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $45,043,255	$45,038,000	$45,038,000
TOTAL REPURCHASE AGREEMENTS (Cost $45,038,000)		45,038,000

See accompanying notes to financial statements.

126 :: UltraBull ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Collateral for Securities Loaned(e)(NM)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(f)	17,545	$17,545
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $17,545)		17,545
TOTAL INVESTMENT SECURITIES (Cost $84,550,047)—99.5%		165,148,018
Net other assets (liabilities)—0.5%		893,287
NET ASSETS—100.0%		$166,041,305

*  Non-income producing security.

(a)  Number of shares is less than 0.50.

(b)  All or part of this security was on loan as of July 31, 2025. The total value of securities on loan as of July 31, 2025 was $16,039.

(c)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $24,908,000.

(e)  Securities were purchased with cash collateral held from securities on loan at July 31, 2025.

(f)  Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2025.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Futures Contracts	88	9/22/25	$28,046,700	$1,211,540

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	8/27/25	5.08%	$70,703,217	$(585,304)
SPDR S&P 500 ETF	Goldman Sachs International	8/27/25	4.99%	27,034,014	(228,642)
				$97,737,231	$(813,946)
S&P 500	UBS AG	8/27/25	5.13%	$59,939,566	$(496,815)
SPDR S&P 500 ETF	UBS AG	8/27/25	5.13%	25,192,415	(204,532)
				$85,131,981	$(701,347)
				$182,869,212	$(1,515,293)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2025 ::  Schedule of Portfolio Investments ::  UltraBull ProFund :: 127

UltraBull ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$2,050,126	1.2%
Air Freight & Logistics	317,526	0.2%
Automobile Components	33,428	NM
Automobiles	2,141,261	1.3%
Banks	4,281,483	2.6%
Beverages	1,288,976	0.8%
Biotechnology	1,892,528	1.1%
Broadline Retail	5,037,033	3.0%
Building Products	651,718	0.4%
Capital Markets	4,179,223	2.5%
Chemicals	1,382,374	0.8%
Commercial Services & Supplies	645,933	0.4%
Communications Equipment	1,092,550	0.6%
Construction & Engineering	134,429	0.1%
Construction Materials	158,636	0.1%
Consumer Finance	736,771	0.5%
Consumer Staples Distribution & Retail	2,281,515	1.4%
Containers & Packaging	255,809	0.2%
Distributors	82,841	0.1%
Diversified Telecommunication Services	843,497	0.5%
Electric Utilities	1,881,895	1.1%
Electrical Equipment	1,183,747	0.7%
Electronic Equipment, Instruments & Components	842,524	0.5%
Energy Equipment & Services	245,489	0.2%
Entertainment	1,886,689	1.1%
Financial Services	5,008,631	3.0%
Food Products	660,546	0.4%
Gas Utilities	55,352	NM
Ground Transportation	1,082,956	0.7%
Health Care Equipment & Supplies	2,597,734	1.6%
Health Care Providers & Services	1,766,692	1.1%
Health Care REITs	323,125	0.2%
Hotel & Resort REITs	24,366	NM
Hotels, Restaurants & Leisure	2,422,647	1.5%
Household Durables	338,468	0.2%
Household Products	1,118,611	0.6%
Independent Power/Renewable Electricity Producers	178,995	0.1%
Industrial Conglomerates	1,144,790	0.7%

	Value	% of Net Assets
Industrial REITs	$221,355	0.2%
Insurance	2,268,769	1.4%
Interactive Media & Services	8,289,306	5.0%
IT Services	1,181,483	0.7%
Leisure Products	22,097	NM
Life Sciences Tools & Services	1,010,766	0.6%
Machinery	1,894,965	1.1%
Media	564,901	0.3%
Metals & Mining	396,686	0.2%
Multi-Utilities	767,422	0.5%
Office REITs	47,557	NM
Oil, Gas & Consumable Fuels	3,342,128	2.0%
Passenger Airlines	181,474	0.1%
Personal Care Products	140,794	0.1%
Pharmaceuticals	3,285,778	2.0%
Professional Services	732,751	0.4%
Real Estate Management & Development	191,930	0.1%
Residential REITs	273,933	0.2%
Retail REITs	299,735	0.2%
Semiconductors & Semiconductor Equipment	16,159,252	9.8%
Software	14,298,108	8.6%
Specialized REITs	1,012,273	0.6%
Specialty Retail	2,052,370	1.2%
Technology Hardware, Storage & Peripherals	7,379,775	4.4%
Textiles, Apparel & Luxury Goods	358,821	0.2%
Tobacco	803,708	0.5%
Trading Companies & Distributors	348,132	0.2%
Water Utilities	61,145	0.1%
Wireless Telecommunication Services	254,145	0.2%
Other**	45,948,832	27.6%
Total	$166,041,305	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

128 :: UltraChina ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (85.5%)

	Shares	Value
21VIANET GROUP INC-ADR*ADR (IT Services)	9,240	$76,784
Agora, Inc.*ADR (Software)	3,580	13,783
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	35,722	4,309,144
Atour Lifestyle Holdings Ltd*ADR (Hotels, Restaurants & Leisure)	2,562	86,647
Autohome, Inc.ADR (Interactive Media & Services)	3,795	102,807
Baidu, Inc.*ADR(a) (Interactive Media & Services)	10,959	962,967
BeiGene, Ltd.*ADR (Biotechnology)	3,656	1,100,931
Bilibili, Inc.*ADR(a) (Entertainment)	16,730	381,779
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	2,866	62,364
EHang Holdings, Ltd.*ADR (Aerospace & Defense)	3,114	54,495
FinVolution Group*ADR (Consumer Finance)	7,565	64,983
Full Truck Alliance Co., Ltd.*ADR (Ground Transportation)	44,030	508,547
GDS Holdings, Ltd.*ADR (IT Services)	7,179	258,948
GSX Techedu, Inc.*ADR (Diversified Consumer Services)	7,600	26,752
H World Group, Ltd.ADR (Hotels, Restaurants & Leisure)	9,657	301,492
Hello Group, Inc.*ADR (Interactive Media & Services)	6,363	52,367
Hesai Group*ADR (Electrical Equipment)	3,630	68,970
HUYA Inc*ADR (Entertainment)	4,339	14,579
iQIYI, Inc.*ADR (Entertainment)	27,288	50,210
JD.com, Inc.*ADR (Broadline Retail)	45,336	1,427,631
JinkoSolar Holding Co., Ltd*ADR (Semiconductors & Semiconductor Equipment)	2,391	52,459
JOYY, Inc.*ADR (Interactive Media & Services)	1,681	84,386
Kanzhun, Ltd.*ADR (Interactive Media & Services)	20,327	385,400
KE Holdings, Inc.*ADR (Real Estate Management & Development)	41,733	768,722
Kingsoft Cloud Holdings, Ltd.*ADR (IT Services)	8,651	125,266
Legend Biotech Corp.*ADR (Biotechnology)	4,812	188,005
LexinFintech Holding, Ltd.*ADR (Consumer Finance)	5,980	38,093
Li Auto, Inc.*ADR(a) (Automobiles)	32,636	851,799
Lufax Holding, Ltd.*ADR (Consumer Finance)	28,284	81,741
MINISO Group Holding, Ltd.*ADR (Broadline Retail)	6,869	131,267
NetEase, Inc.ADR (Entertainment)	10,685	1,392,256
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	7,276	320,944
NIO, Inc.*ADR(a) (Automobiles)	104,739	510,079
PDD Holdings, Inc.*ADR (Broadline Retail)	23,076	2,617,972
Qifu Technology, Inc.ADR (Consumer Finance)	5,829	200,109
RLX Technology, Inc.*ADR (Tobacco)	37,449	85,758
Structure Therapeutics, Inc.*ADR(a) (Pharmaceuticals)	3,073	54,699
TAL Education Group*ADR (Diversified Consumer Services)	33,062	361,699
Tencent Music Entertainment GroupADR (Entertainment)	31,896	669,497

Common Stocks, continued

	Shares	Value
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	15,663	$970,323
Tuya, Inc.*ADR (Software)	16,895	40,379
Up Fintech Holding, Ltd.*ADR (Capital Markets)	6,136	60,071
Vipshop Holdings, Ltd.ADR (Broadline Retail)	20,489	309,179
Weibo Corp.ADR (Interactive Media & Services)	5,033	48,518
XPeng, Inc.*ADR(a) (Automobiles)	39,216	714,123
Zai Lab, Ltd.*ADR (Biotechnology)	5,698	215,384
ZEEKR Intelligent Technology Holding, Ltd.*ADR (Automobiles)	1,207	34,086
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	22,017	433,515
TOTAL COMMON STOCKS (Cost $14,312,141)		21,671,909

Repurchase Agreements(b)(c) (15.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $4,045,472	$4,045,000	$4,045,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,045,000)		4,045,000

Collateral for Securities Loaned(d) (12.1%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(e)	3,081,614	$3,081,614
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $3,081,614)		3,081,614
TOTAL INVESTMENT SECURITIES (Cost $21,438,755)—113.5%		28,798,523
Net other assets (liabilities)—(13.5)%		(3,418,958)
NET ASSETS—100.0%		$25,379,565

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2025. The total value of securities on loan as of July 31, 2025 was $3,056,351.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $1,894,000.

(d)  Securities were purchased with cash collateral held from securities on loan at July 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2025.

ADR  American Depositary Receipt

See accompanying notes to financial statements.

July 31, 2025 ::  Schedule of Portfolio Investments ::  UltraChina ProFund :: 129

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	8/27/25	5.08%	$3,198,554	$(126,063)
S&P China Select ADR Index (USD)	UBS AG	8/27/25	4.93%	25,702,128	(653,602)
				$28,900,682	$(779,665)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraChina ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$54,495	0.2%
Air Freight & Logistics	433,515	1.7%
Automobiles	2,110,088	8.3%
Biotechnology	1,504,320	6.0%
Broadline Retail	8,795,193	34.6%
Capital Markets	60,072	0.3%
Consumer Finance	384,926	1.5%
Diversified Consumer Services	709,395	2.8%
Electrical Equipment	68,970	0.3%
Entertainment	2,508,321	10.0%
Ground Transportation	508,546	2.0%
Hotels, Restaurants & Leisure	1,358,461	5.4%
Interactive Media & Services	1,636,445	6.4%
IT Services	460,997	1.8%
Pharmaceuticals	54,700	0.2%
Real Estate Management & Development	768,722	3.0%
Semiconductors & Semiconductor Equipment	114,823	0.4%
Software	54,162	0.3%
Tobacco	85,758	0.3%
Other**	3,707,656	14.5%
Total	$25,379,565	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of July 31, 2025:

	Value	% of Net Assets
China	$21,671,909	85.5%
Other**	3,707,656	14.5%
Total	$25,379,565	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

130 :: UltraDow 30 ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (75.5%)

	Shares	Value
3M Co. (Industrial Conglomerates)	4,052	$604,639
Amazon.com, Inc.* (Broadline Retail)	4,050	948,146
American Express Co. (Consumer Finance)	4,054	1,213,403
Amgen, Inc. (Biotechnology)	4,055	1,196,630
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4,050	840,659
Caterpillar, Inc. (Machinery)	4,055	1,776,171
Chevron Corp. (Oil, Gas & Consumable Fuels)	4,051	614,294
Cisco Systems, Inc. (Communications Equipment)	4,053	275,928
Honeywell International, Inc. (Industrial Conglomerates)	4,049	900,296
International Business Machines Corp. (IT Services)	4,051	1,025,511
Johnson & Johnson (Pharmaceuticals)	4,051	667,362
JPMorgan Chase & Co. (Banks)	4,051	1,200,068
McDonald's Corp. (Hotels, Restaurants & Leisure)	4,055	1,216,784
Merck & Co., Inc. (Pharmaceuticals)	4,053	316,620
Microsoft Corp. (Software)	4,055	2,163,342
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	4,053	302,719
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,051	720,551
Salesforce, Inc. (Software)	4,052	1,046,753
The Boeing Co.* (Aerospace & Defense)	4,050	898,452
The Coca-Cola Co. (Beverages)	4,054	275,226
The Goldman Sachs Group, Inc. (Capital Markets)	4,055	2,934,158
The Home Depot, Inc. (Specialty Retail)	4,055	1,490,252
The Procter & Gamble Co. (Household Products)	4,050	609,404
The Sherwin-Williams Co. (Chemicals)	4,055	1,341,718
The Travelers Cos., Inc. (Insurance)	4,051	1,054,232
The Walt Disney Co. (Entertainment)	4,052	482,634

Common Stocks, continued

	Shares	Value
UnitedHealth Group, Inc. (Health Care Providers & Services)	4,055	$1,011,966
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,053	173,306
Visa, Inc.—Class A (Financial Services)	4,055	1,400,881
Walmart, Inc. (Consumer Staples Distribution & Retail)	4,051	396,917
TOTAL COMMON STOCKS (Cost $9,891,584)		29,099,022

Repurchase Agreements(a)(b) (25.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $9,704,132	$9,703,000	$9,703,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,703,000)		9,703,000
TOTAL INVESTMENT SECURITIES (Cost $19,594,584)—100.7%		38,802,022
Net other assets (liabilities)—(0.7)%		(265,673)
NET ASSETS—100.0%		$38,536,349

*  Non-income producing security.

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $6,110,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini Dow Jones Industrial Average Index Futures	7	9/22/25	$1,550,675	$40,895

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	8/27/25	5.08%	$21,689,582	$(359,318)
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	8/27/25	4.92%	8,211,615	(148,092)
				$29,901,197	$(507,410)
Dow Jones Industrial Average	UBS AG	8/27/25	5.13%	$14,151,027	$(232,718)
SPDR Dow Jones Industrial Average ETF	UBS AG	8/27/25	5.13%	2,150,661	(35,094)
				$16,301,688	$(267,812)
				$46,202,885	$(775,222)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2025 ::  Schedule of Portfolio Investments ::  UltraDow 30 ProFund :: 131

UltraDow 30 ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$898,452	2.3%
Banks	1,200,068	3.1%
Beverages	275,226	0.7%
Biotechnology	1,196,630	3.1%
Broadline Retail	948,145	2.5%
Capital Markets	2,934,158	7.6%
Chemicals	1,341,718	3.5%
Communications Equipment	275,928	0.7%
Consumer Finance	1,213,403	3.2%
Consumer Staples Distribution & Retail	396,917	1.0%
Diversified Telecommunication Services	173,306	0.4%
Entertainment	482,634	1.3%
Financial Services	1,400,881	3.6%
Health Care Providers & Services	1,011,966	2.6%
Hotels, Restaurants & Leisure	1,216,784	3.1%
Household Products	609,404	1.6%
Industrial Conglomerates	1,504,935	3.9%
Insurance	1,054,232	2.7%
IT Services	1,025,511	2.7%
Machinery	1,776,171	4.6%
Oil, Gas & Consumable Fuels	614,294	1.6%
Pharmaceuticals	983,982	2.6%
Semiconductors & Semiconductor Equipment	720,551	1.9%
Software	3,210,096	8.3%
Specialty Retail	1,490,253	3.9%
Technology Hardware, Storage & Peripherals	840,658	2.2%
Textiles, Apparel & Luxury Goods	302,719	0.8%
Other**	9,437,327	24.5%
Total	$38,536,349	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

132 :: UltraEmerging Markets ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (84.3%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	9,739	$1,174,815
Ambev S.A.ADR (Beverages)	21,520	46,914
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	4,587	82,886
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	8,406	79,857
Baidu, Inc.*ADR(a) (Interactive Media & Services)	1,357	119,240
Banco Bradesco S.A.ADR (Banks)	25,822	71,527
Banco de ChileADR (Banks)	1,084	29,615
BeiGene, Ltd.*ADR (Biotechnology)	310	93,350
Cemex S.A.B. de C.V.ADR (Construction Materials)	7,387	64,267
Centrais Eletricas Brasileiras S.A.ADR(a) (Electric Utilities)	4,452	30,096
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	1,853	80,420
Cia de Saneamento Basico do Estado de Sao Paulo SABESPADR (Water Utilities)	2,231	43,014
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	2,974	42,290
Embraer S.A.*ADR (Aerospace & Defense)	849	48,885
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	841	76,077
Full Truck Alliance Co., Ltd.ADR (Ground Transportation)	3,623	41,846
Gold Fields, Ltd.ADR (Metals & Mining)	4,370	106,454
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	199	45,729
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	85	25,781
H World Group, Ltd.ADR (Hotels, Restaurants & Leisure)	794	24,789
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	2,727	36,705
HDFC Bank, Ltd.ADR (Banks)	9,210	707,052
ICICI Bank, Ltd.ADR (Banks)	10,587	356,782
Infosys, Ltd.ADR (IT Services)	17,637	294,891
Itau Unibanco Holding S.A.ADR (Banks)	26,024	163,169
JD.com, Inc.ADR (Broadline Retail)	7,075	222,792
Kanzhun, Ltd.ADR (Interactive Media & Services)	1,672	31,701
KB Financial Group, Inc.ADR (Banks)	1,805	142,865
KE Holdings, Inc.ADR (Real Estate Management & Development)	3,433	63,236
Li Auto, Inc.*ADR(a) (Automobiles)	3,129	81,667
NetEase, Inc.ADR (Entertainment)	1,669	217,470
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	598	26,378
NIO, Inc.*ADR(a) (Automobiles)	8,612	41,940
PDD Holdings, Inc.*ADR (Broadline Retail)	3,432	389,360
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	9,082	115,705
POSCO Holdings, Inc.ADR (Metals & Mining)	1,423	77,753
Shinhan Financial Group Co., Ltd.ADR (Banks)	2,421	117,903
Suzano S.A.ADR (Paper & Forest Products)	3,391	31,435
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	7,349	1,775,666
TAL Education Group*ADR (Diversified Consumer Services)	2,720	29,757
Telekomunikasi Indonesia Persero Tbk.*ADR (Diversified Telecommunication Services)	2,320	40,832

Common Stocks, continued

	Shares	Value
Tencent Music Entertainment GroupADR (Entertainment)	2,626	$55,120
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	2,616	162,061
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	11,400	77,976
Vale S.A.ADR (Metals & Mining)	17,503	166,803
Wipro, Ltd.ADR(a) (IT Services)	13,792	37,514
Woori Financial Group, Inc.ADR (Banks)	1,075	56,857
XPeng, Inc.*ADR(a) (Automobiles)	3,222	58,673
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	1,811	35,659
TOTAL COMMON STOCKS (Cost $4,374,330)		7,943,574

Preferred Stocks (1.3%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	10,489	121,882
TOTAL PREFERRED STOCKS (Cost $43,932)		121,882

Repurchase Agreements(b)(c) (13.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $1,273,149	$1,273,000	$1,273,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,273,000)		1,273,000

Collateral for Securities Loaned(d) (3.8%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(e)	358,782	$358,782
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $358,782)		358,782
TOTAL INVESTMENT SECURITIES (Cost $6,050,044)—102.9%		9,697,238
Net other assets (liabilities)—(2.9)%		(276,732)
NET ASSETS—100.0%		$9,420,506

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2025. The total value of securities on loan as of July 31, 2025 was $351,633.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $276,000.

(d)  Securities were purchased with cash collateral held from securities on loan at July 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2025.

ADR  American Depositary Receipt

See accompanying notes to financial statements.

July 31, 2025 ::  Schedule of Portfolio Investments ::  UltraEmerging Markets ProFund :: 133

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	8/27/25	5.08%	$5,423,770	$(76,091)
S&P Emerging 50 ADR Index (USD)	UBS AG	8/27/25	5.13%	5,359,004	(68,405)
				$10,782,774	$(144,496)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraEmerging Markets ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$48,885	0.5%
Air Freight & Logistics	35,659	0.4%
Automobiles	182,280	1.9%
Banks	1,645,771	17.5%
Beverages	122,991	1.3%
Biotechnology	93,351	1.0%
Broadline Retail	1,786,968	19.0%
Construction Materials	64,267	0.7%
Diversified Consumer Services	56,134	0.6%
Diversified Telecommunication Services	121,252	1.3%
Electric Utilities	30,095	0.3%
Entertainment	272,591	2.9%
Ground Transportation	41,846	0.4%
Hotels, Restaurants & Leisure	186,850	2.0%
Interactive Media & Services	150,941	1.6%
IT Services	332,405	3.5%
Metals & Mining	387,715	4.1%
Oil, Gas & Consumable Fuels	237,587	2.5%
Paper & Forest Products	31,434	0.3%
Pharmaceuticals	42,290	0.4%
Real Estate Management & Development	63,236	0.7%
Semiconductors & Semiconductor Equipment	1,933,498	20.5%
Transportation Infrastructure	71,509	0.8%
Water Utilities	43,014	0.5%
Wireless Telecommunication Services	82,887	0.9%
Other**	1,355,050	14.4%
Total	$9,420,506	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of July 31, 2025:

	Value	% of Net Assets
Brazil	$839,430	8.9%
Chile	29,615	0.3%
China	2,869,856	30.5%
India	1,438,528	15.2%
Indonesia	40,832	0.4%
Mexico	294,740	3.2%
South Africa	143,158	1.5%
South Korea	395,379	4.2%
Taiwan	2,013,918	21.4%
Other**	1,355,050	14.4%
Total	$9,420,506	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
See accompanying notes to financial statements.

134 :: UltraInternational ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Repurchase Agreements(a)(b) (105.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $7,724,901	$7,724,000	$7,724,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,724,000)		7,724,000
TOTAL INVESTMENT SECURITIES (Cost $7,724,000)—105.0%		7,724,000
Net other assets (liabilities)—(5.0)%		(365,519)
NET ASSETS—100.0%		$7,358,481

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $406,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	8/27/25	4.98%	$7,328,968	$(153,823)
MSCI EAFE Index	UBS AG	8/27/25	5.13%	7,396,928	(161,141)
				$14,725,896	$(314,964)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraJapan ProFund :: 135

Repurchase Agreements(a)(b) (75.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $13,829,613	$13,828,000	$13,828,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,828,000)		13,828,000
TOTAL INVESTMENT SECURITIES (Cost $13,828,000)—75.8%		13,828,000
Net other assets (liabilities)—24.2%		4,423,461
NET ASSETS—100.0%		$18,251,461

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $50,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Index Futures Contracts	178	9/12/25	$36,307,550	$2,351,000

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	8/27/25	4.78%	$215,688	$(746)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

136 :: UltraLatin America ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (77.1%)

	Shares	Value
Ambev S.A.*ADR (Beverages)	99,928	$217,843
America Movil S.A.B. de C.V.*ADR (Wireless Telecommunication Services)	18,793	339,589
Banco Bradesco S.A.ADR (Banks)	101,320	280,656
Banco de Chile*ADR (Banks)	5,032	137,474
Banco Santander Chile ADR*ADR (Banks)	3,520	80,995
Cemex S.A.B. de C.V.ADR (Construction Materials)	34,275	298,193
Centrais Eletricas Brasileiras S.A.*ADR(a) (Electric Utilities)	20,654	139,621
Cia De Minas Buenaventura S.A.A*ADR (Metals & Mining)	5,415	92,109
Cia de Saneamento Basico do Estado de Sao Paulo SABESP*ADR (Water Utilities)	10,369	199,914
Cia Energetica de Minas GeraisADR (Electric Utilities)	43,139	78,081
Cia Paranaense de Energia—CopelADR (Electric Utilities)	5,894	50,335
Coca-Cola FEMSA SAB de CV*ADR (Beverages)	1,189	98,735
Corp Inmobiliaria Vesta SAB de CVADR (Real Estate Management & Development)	1,998	56,124
Ecopetrol S.A.*ADR(a) (Oil, Gas & Consumable Fuels)	5,586	46,922
Embraer S.A.*ADR (Aerospace & Defense)	3,940	226,865
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	3,443	311,454
Gerdau S.A.*ADR (Metals & Mining)	29,659	87,791
Grupo Aeroportuario del Centro Norte*ADR (Transportation Infrastructure)	780	83,015
Grupo Aeroportuario del Pacifico S.A.B. de C.V.*ADR (Transportation Infrastructure)	924	212,326
Grupo Aeroportuario del Sureste S.A.B. de C.V.*ADR (Transportation Infrastructure)	395	119,807
Grupo Cibest, SA.*ADR (Banks)	2,559	111,112
Grupo Financiero Galicia S.A.*ADR (Banks)	2,760	139,297
Itau Unibanco Holding S.A.ADR (Banks)	106,600	668,383
Latam Airlines Group S.A.*ADR (Airlines)	2,087	90,555
Pampa Energia SA*ADR (Electric Utilities)	655	49,813
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	37,208	474,030
Sociedad Quimica y Minera de Chile S.A.*ADR(a) (Chemicals)	3,234	118,850
Suzano S.A.ADR(a) (Paper & Forest Products)	15,743	145,938
Telefonica Brasil S.A.ADR (Diversified Telecommunication Services)	8,861	99,420
TIM SA BrazilADR(a) (Wireless Telecommunication Services)	3,618	66,499
Ultrapar Participacoes S.A.*ADR (Oil, Gas & Consumable Fuels)	16,418	50,239
Vale S.A.ADR (Metals & Mining)	71,711	683,406
Vista Energy SAB de CV*ADR (Oil, Gas & Consumable Fuels)	1,743	77,912
YPF S.A.*ADR (Oil, Gas & Consumable Fuels)	4,363	146,335
TOTAL COMMON STOCKS (Cost $3,366,512)		6,079,638

Preferred Stocks (6.3%)

	Shares	Value
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	43,024	$499,939
TOTAL PREFERRED STOCKS (Cost $96,152)		499,939

Repurchase Agreements(b)(c) (13.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $1,091,127	$1,091,000	$1,091,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,091,000)		1,091,000

Collateral for Securities Loaned(d) (4.8%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(e)	376,114	$376,114
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $376,114)		376,114
TOTAL INVESTMENT SECURITIES (Cost $4,929,778)—102.0%		8,046,691
Net other assets (liabilities)—(2.0)%		(161,504)
NET ASSETS—100.0%		$7,885,187

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2025. The total value of securities on loan as of July 31, 2025 was $363,901.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $235,000.

(d)  Securities were purchased with cash collateral held from securities on loan at July 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2025.

ADR  American Depositary Receipt

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraLatin America ProFund :: 137

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	8/27/25	5.08%	$6,187,464	$38,891
S&P Latin America 35 ADR Index (USD)	UBS AG	8/27/25	4.93%	2,981,940	13,379
				$9,169,404	$52,270

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraLatin America ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$226,865	2.9%
Airlines	90,555	1.1%
Banks	1,417,917	18.0%
Beverages	628,032	7.9%
Chemicals	118,849	1.5%
Construction Materials	298,192	3.8%
Diversified Telecommunication Services	99,420	1.3%
Electric Utilities	317,850	4.1%
Metals & Mining	863,306	11.0%
Oil, Gas & Consumable Fuels	1,295,378	16.4%
Paper & Forest Products	145,938	1.8%
Real Estate Management & Development	56,124	0.7%
Transportation Infrastructure	415,149	5.3%
Water Utilities	199,914	2.5%
Wireless Telecommunication Services	406,088	5.1%
Other**	1,305,610	16.6%
Total	$7,885,187	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of July 31, 2025:

	Value	% of Net Assets
Argentina	$335,445	4.3%
Brazil	3,968,960	50.4%
Chile	427,873	5.3%
Colombia	158,035	2.0%
Mexico	1,597,155	20.2%
Peru	92,109	1.2%
Other**	1,305,610	16.6%
Total	$7,885,187	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

138 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (68.1%)

	Shares	Value
AAON, Inc. (Building Products)	565	$47,178
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	399	38,312
Acadia Healthcare Company, Inc.* (Health Care Providers & Services)	771	16,785
Acuity Brands, Inc. (Electrical Equipment)	256	79,706
Advanced Drainage Systems, Inc. (Building Products)	591	67,817
AECOM (Construction & Engineering)	1,107	124,803
AeroVironment, Inc.* (Aerospace & Defense)	263	70,389
Affiliated Managers Group, Inc. (Capital Markets)	238	49,949
AGCO Corp. (Machinery)	518	61,108
Agree Realty Corp. (Retail REITs)	919	65,892
Alaska Air Group, Inc.* (Passenger Airlines)	1,016	53,807
Albertsons Cos., Inc.—Class A (Consumer Staples Distribution & Retail)	3,372	64,810
Alcoa Corp. (Metals & Mining)	2,166	64,915
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	1,094	34,363
ALLETE, Inc. (Electric Utilities)	484	31,910
Ally Financial, Inc. (Consumer Finance)	2,313	87,547
Amedisys, Inc.* (Health Care Providers & Services)	274	27,016
American Airlines Group, Inc.* (Passenger Airlines)	5,518	63,402
American Financial Group, Inc. (Insurance)	601	75,065
American Homes 4 Rent—Class A (Residential REITs)	2,659	92,241
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	951	21,455
Annaly Capital Management, Inc. (Mortgage REITs)	5,063	102,931
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	2,807	51,508
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,442	85,299
API Group Corp.* (Industrial Support Services)	3,057	110,266
Appfolio, Inc.*—Class A (Software)	193	51,604
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	319	86,609
AptarGroup, Inc. (Containers & Packaging)	553	86,898
Aramark (Hotels, Restaurants & Leisure)	2,193	93,334
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	434	50,344
ASGN, Inc.* (IT Services)	366	18,351
Ashland, Inc. (Chemicals)	382	19,696
Associated Banc-Corp. (Banks)	1,367	33,820
ATI, Inc.* (Metals & Mining)	1,180	90,789
Autoliv, Inc.* (Automobile Components)	595	66,373
AutoNation, Inc.* (Specialty Retail)	208	40,069
Avantor, Inc.* (Life Sciences Tools & Services)	5,702	76,635
Avient Corp. (Chemicals)	766	24,183
Avis Budget Group, Inc.* (Ground Transportation)	141	24,004
Avnet, Inc. (Electronic Equipment, Instruments & Components)	702	37,164
Axalta Coating Systems, Ltd.* (Chemicals)	1,829	51,797
Bank OZK (Banks)	884	43,581
Bath & Body Works, Inc. (Retail—Discretionary)	1,782	51,607

Common Stocks, continued

	Shares	Value
Belden, Inc. (Electronic Equipment, Instruments & Components)	330	$40,805
BellRing Brands, Inc.* (Personal Care Products)	1,063	58,018
BILL Holdings, Inc.* (Software)	793	33,980
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,605	92,849
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	156	37,744
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	1,105	117,020
Black Hills Corp. (Multi-Utilities)	607	35,072
Blackbaud, Inc.* (Software)	315	21,237
Boyd Gaming Corp.* (Hotels, Restaurants & Leisure)	511	43,384
Brighthouse Financial, Inc.* (Insurance)	480	22,968
Brixmor Property Group, Inc. (Retail REITs)	2,561	66,919
Bruker Corp. (Life Sciences Tools & Services)	926	35,586
Brunswick Corp. (Leisure Products)	550	32,060
Burlington Stores, Inc.* (Specialty Retail)	527	143,849
BWX Technologies, Inc. (Aerospace & Defense)	764	116,075
Cabot Corp. (Chemicals)	450	32,481
CACI International, Inc.*—Class A (Professional Services)	184	84,744
Cadence Bank (Banks)	1,559	54,331
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	987	17,954
Carlisle Cos., Inc. (Building Products)	361	128,050
Carpenter Technology Corp. (Metals & Mining)	417	103,996
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	311	161,761
Cava Group, Inc.* (Leisure Facilities & Services)	687	60,463
Celsius Holdings, Inc.* (Beverages)	1,316	59,666
Chart Industries, Inc.* (Machinery)	376	74,760
Chemed Corp. (Health Care Providers & Services)	122	50,301
Chewy, Inc.*—Class A (Specialty Retail)	1,833	67,271
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	185	23,626
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	483	53,289
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	604	64,652
Ciena Corp.* (Communications Equipment)	1,189	110,387
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	445	44,816
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	713	21,647
Clean Harbors, Inc.* (Commercial Services & Supplies)	421	99,276
Cleveland-Cliffs, Inc.* (Metals & Mining)	4,056	42,669
CNH Industrial N.V.* (Machinery)	7,318	94,841
CNO Financial Group, Inc.* (Insurance)	830	30,577
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,211	36,705
Coca-Cola Consolidated, Inc. (Beverages)	490	54,758
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,405	57,282
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,301	139,988
Columbia Banking System, Inc. (Banks)	1,759	41,864

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 139

Common Stocks, continued

	Shares	Value
Columbia Sportswear Co.* (Textiles, Apparel & Luxury Goods)	257	$14,538
Comerica, Inc. (Banks)	1,100	74,327
Comfort Systems USA, Inc. (Construction & Engineering)	294	206,770
Commerce Bancshares, Inc. (Banks)	1,016	62,179
Commercial Metals Co.* (Metals & Mining)	946	49,060
CommVault Systems, Inc.* (Software)	369	70,092
Concentrix Corp. (Professional Services)	385	20,008
COPT Defense Properties (Office REITs)	943	25,725
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	1,585	100,869
Coty, Inc.*—Class A (Personal Care Products)	3,065	14,865
Cousins Properties, Inc.* (Office REITs)	1,405	38,076
Crane Co. (Machinery)	409	80,070
Crane NXT Co. (Electronic Equipment, Instruments & Components)	413	24,507
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	469	46,773
Crown Holdings, Inc. (Containers & Packaging)	963	95,684
CubeSmart (Specialized REITs)	1,907	74,201
Cullen/Frost Bankers, Inc. (Banks)	538	68,547
Curtiss-Wright Corp. (Aerospace & Defense)	315	154,419
Cytokinetics, Inc.* (Biotechnology)	999	37,602
Darling Ingredients, Inc.* (Food Products)	1,323	42,839
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,668	23,869
Dick's Sporting Goods, Inc. (Specialty Retail)	473	100,043
DocuSign, Inc.* (Software)	1,694	128,134
Dolby Laboratories, Inc.*—Class A (Software)	514	38,725
Donaldson Co., Inc. (Machinery)	1,000	71,970
Doximity, Inc.*—Class A (Health Care Technology)	1,117	65,624
Dropbox, Inc.*—Class A (Software)	1,642	44,613
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	850	87,321
Duolingo, Inc.* (Diversified Consumer Services)	329	114,015
Dynatrace, Inc.* (Software)	2,509	131,999
Eagle Materials, Inc. (Construction Materials)	279	62,576
East West Bancorp, Inc. (Banks)	1,153	115,587
EastGroup Properties, Inc. (Industrial REITs)	439	71,662
EchoStar Corp.*—Class A (Media)	1,123	36,599
elf Beauty, Inc.* (Personal Care Products)	472	57,202
EMCOR Group, Inc. (Construction & Engineering)	375	235,309
Encompass Health Corp. (Health Care Providers & Services)	843	92,823
EnerSys (Electrical Equipment)	330	30,482
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,267	99,408
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,418	26,786
EPR Properties (Specialized REITs)	636	35,005
Equitable Holdings, Inc. (Financial Services)	2,543	130,584
Equity LifeStyle Properties, Inc. (Residential REITs)	1,600	95,872
Esab Corp. (Machinery)	477	63,999
Essent Group, Ltd. (Financial Services)	848	47,480
Essential Utilities, Inc. (Water Utilities)	2,158	79,414
Euronet Worldwide, Inc.* (Financial Services)	340	33,041
Evercore Partners, Inc. (Capital Markets)	301	90,643

Common Stocks, continued

	Shares	Value
Exelixis, Inc.* (Biotechnology)	2,282	$82,654
ExlService Holdings, Inc.* (Professional Services)	1,361	59,108
Exponent, Inc. (Professional Services)	425	29,308
F.N.B. Corp.* (Banks)	3,011	46,129
Fabrinet* (Electronic Equipment, Instruments & Components)	300	97,119
Federated Hermes, Inc.—Class B (Capital Markets)	631	31,279
Fidelity National Financial, Inc. (Insurance)	2,183	123,186
First American Financial Corp. (Insurance)	861	51,703
First Financial Bankshares, Inc. (Banks)	1,077	37,286
First Horizon Corp. (Banks)	4,244	92,561
First Industrial Realty Trust, Inc. (Industrial REITs)	1,108	53,982
FirstCash Holdings, Inc.* (Consumer Finance)	323	43,053
Five Below, Inc.* (Specialty Retail)	461	62,936
Flex, Ltd.* (Electronic Equipment, Instruments & Components)	3,206	159,882
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	900	68,976
Flowers Foods, Inc. (Food Products)	1,643	26,042
Flowserve Corp. (Machinery)	1,094	61,308
Fluor Corp.* (Construction & Engineering)	1,378	78,229
Fortune Brands Innovations, Inc. (Building Products)	1,006	54,867
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	1,864	68,484
FTI Consulting, Inc.* (Professional Services)	282	46,911
GameStop Corp.*—Class A (Specialty Retail)	3,406	76,465
Gaming and Leisure Properties, Inc. (Specialized REITs)	2,300	104,834
GATX Corp.* (Trading Companies & Distributors)	299	45,654
Genpact, Ltd. (Professional Services)	1,346	59,291
Gentex Corp. (Automobile Components)	1,881	49,696
Glacier Bancorp, Inc. (Banks)	991	43,436
Globus Medical, Inc.* (Health Care Equipment & Supplies)	945	49,735
Graco, Inc. (Machinery)	1,398	117,403
Graham Holdings Co.*—Class B (Diversified Consumer Services)	28	26,717
Grand Canyon Education, Inc.* (Diversified Consumer Services)	234	39,459
Graphic Packaging Holding Co. (Containers & Packaging)	2,525	56,459
Greif, Inc.*—Class A (Containers & Packaging)	218	13,828
Guidewire Software, Inc.* (Software)	702	158,807
GXO Logistics, Inc.* (Air Freight & Logistics)	957	47,572
H&R Block, Inc. (Diversified Consumer Services)	1,120	60,861
Haemonetics Corp.* (Health Care Equipment & Supplies)	420	31,097
Halozyme Therapeutics, Inc.* (Biotechnology)	1,031	61,829
Hamilton Lane, Inc.—Class A (Capital Markets)	363	55,285
Hancock Whitney Corp. (Banks)	717	42,819
Harley-Davidson, Inc. (Automobiles)	915	22,262
Healthcare Realty Trust, Inc. (Health Care REITs)	2,940	45,158
HealthEquity, Inc.* (Health Care Providers & Services)	725	70,325

See accompanying notes to financial statements.

140 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Hexcel Corp. (Aerospace & Defense)	673	$40,319
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	1,340	58,880
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	483	21,648
Hims & Hers Health, Inc.* (Health Care Providers & Services)	1,641	108,600
Home BancShares, Inc. (Banks)	1,537	43,282
Houlihan Lokey, Inc. (Capital Markets)	450	85,797
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	351	49,480
IDACORP, Inc. (Electric Utilities)	452	56,649
Illumina, Inc.* (Life Sciences Tools & Services)	1,325	136,091
Independence Realty Trust, Inc.* (Residential REITs)	1,953	32,752
Ingredion, Inc. (Food Products)	538	70,769
Insperity, Inc. (Professional Services)	299	17,814
Interactive Brokers Group, Inc.—Class A (Capital Markets)	3,647	239,096
International Bancshares Corp. (Banks)	447	30,476
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	221	16,551
Iridium Communications, Inc.* (Diversified Telecommunication Services)	905	22,136
ITT, Inc. (Machinery)	659	112,004
Janus Henderson Group PLC (Capital Markets)	1,055	45,682
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	516	59,149
Jefferies Financial Group, Inc. (Capital Markets)	1,363	78,591
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	397	107,333
KB Home (Household Durables)	600	33,156
KBR, Inc. (Professional Services)	1,086	50,760
Kemper Corp.* (Insurance)	503	30,980
Kilroy Realty Corp.* (Office REITs)	891	32,842
Kinsale Capital Group, Inc. (Insurance)	185	81,528
Kirby Corp.* (Marine Transportation)	469	44,700
Kite Realty Group Trust (Retail REITs)	1,839	40,421
Knife River Corp.* (Construction Materials)	474	39,096
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	1,356	57,630
Kyndryl Holdings, Inc.* (IT Services)	1,947	73,538
Lamar Advertising Co.—Class A (Specialized REITs)	736	89,976
Lancaster Colony Corp. (Food Products)	161	28,619
Landstar System, Inc. (Ground Transportation)	292	38,944
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	579	41,219
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,151	57,354
Lear Corp. (Automobile Components)	447	42,148
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	706	68,002
Lincoln Electric Holdings, Inc. (Machinery)	467	113,715
Lithia Motors, Inc.—A (Specialty Retail)	218	62,784
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	207	53,267
LivaNova PLC* (Health Care Equipment & Supplies)	456	19,239
Louisiana-Pacific Corp. (Paper & Forest Products)	518	46,832

Common Stocks, continued

	Shares	Value
Lumentum Holdings, Inc.* (Communications Equipment)	581	$63,956
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	498	68,296
Macy's, Inc. (Broadline Retail)	2,331	29,441
Manhattan Associates, Inc.* (Software)	508	111,587
ManpowerGroup, Inc. (Professional Services)	387	15,964
Maplebear, Inc.* (Consumer Staples Distribution & Retail)	1,374	65,911
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	266	19,809
Masimo Corp.* (Health Care Equipment & Supplies)	377	57,979
MasTec, Inc.* (Construction & Engineering)	513	97,065
Matador Resources Co. (Oil, Gas & Consumable Fuels)	974	48,583
Mattel, Inc.* (Leisure Products)	2,702	45,961
Maximus, Inc. (Professional Services)	471	34,788
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	197	84,158
MGIC Investment Corp. (Financial Services)	1,987	51,463
MKS Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	561	53,396
Morningstar, Inc. (Capital Markets)	223	61,651
MSA Safety, Inc. (Commercial Services & Supplies)	329	58,519
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	373	32,309
Mueller Industries, Inc. (Machinery)	926	79,053
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,122	27,837
Murphy USA, Inc. (Specialty Retail)	150	54,372
National Fuel Gas Co.* (Gas Utilities)	756	65,614
National Retail Properties, Inc. (Retail REITs)	1,573	64,902
National Storage Affiliates Trust (Specialized REITs)	589	17,352
Neurocrine Biosciences, Inc.* (Biotechnology)	828	106,175
New Jersey Resources Corp. (Gas Utilities)	840	38,564
New York Community Bancorp, Inc. (Banks)	2,535	28,620
NewMarket Corp. (Chemicals)	63	43,281
Nexstar Media Group, Inc. (Media)	237	44,345
NEXTracker, Inc.*—Class A (Electrical Equipment)	1,202	70,029
NorthWestern Energy Group, Inc. (Multi-Utilities)	514	27,602
NOV, Inc. (Energy Equipment & Services)	3,144	39,551
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	301	37,029
nVent Electric PLC (Electrical Equipment)	1,378	108,063
OGE Energy Corp. (Electric Utilities)	1,685	76,533
Okta, Inc.* (IT Services)	1,399	136,823
Old National Bancorp* (Banks)	2,724	57,504
Old Republic International Corp. (Insurance)	1,903	68,832
Olin Corp. (Chemicals)	963	18,239
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	514	70,227
Omega Healthcare Investors, Inc. (Health Care REITs)	2,421	94,177
ONE Gas, Inc.* (Gas Utilities)	501	36,423

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 141

Common Stocks, continued

	Shares	Value
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	409	$38,753
Option Care Health, Inc.* (Health Care Providers & Services)	1,370	40,210
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	482	43,096
Oshkosh Corp. (Machinery)	539	68,200
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	2,174	89,525
Owens Corning (Building Products)	712	99,274
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,673	17,834
Parsons Corp.* (Professional Services)	393	29,161
Paylocity Holding Corp.* (Professional Services)	360	66,557
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	823	18,600
Pegasystems, Inc. (Software)	745	43,739
Penske Automotive Group, Inc.* (Specialty Retail)	155	25,949
Penumbra, Inc.* (Health Care Equipment & Supplies)	324	81,735
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	1,306	131,122
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	5,336	75,558
Perrigo Co. PLC (Pharmaceuticals)	1,150	30,671
Pilgrim's Pride Corp.* (Food Products)	337	15,970
Pinnacle Financial Partners, Inc. (Banks)	643	56,513
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	702	76,651
Polaris Industries, Inc.* (Leisure Products)	442	23,386
Portland General Electric Co. (Electric Utilities)	916	37,666
Post Holdings, Inc.* (Food Products)	378	39,996
PotlatchDeltic Corp. (Specialized REITs)	598	24,452
Power Integrations, Inc.* (Semiconductors & Semiconductor Equipment)	471	22,853
Primerica, Inc. (Insurance)	275	73,048
Prosperity Bancshares, Inc.* (Banks)	797	53,096
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	2,600	154,752
PVH Corp. (Textiles, Apparel & Luxury Goods)	402	29,515
Qualys, Inc.* (Software)	304	40,453
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	899	66,463
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,000	73,440
Rayonier, Inc. (Specialized REITs)	1,173	27,343
Rb Global, Inc. (Commercial Services & Supplies)	1,550	167,803
RBC Bearings, Inc.* (Machinery)	262	101,483
Regal Rexnord Corp. (Electrical Equipment)	555	84,848
Reinsurance Group of America, Inc. (Insurance)	553	106,425
Reliance Steel & Aluminum Co. (Metals & Mining)	440	127,658
RenaissanceRe Holdings, Ltd. (Insurance)	407	99,202
Repligen Corp.* (Life Sciences Tools & Services)	437	51,160
Rexford Industrial Realty, Inc. (Industrial REITs)	1,976	72,184
RH* (Specialty Retail)	127	26,114
RLI Corp.* (Insurance)	699	46,127
Roivant Sciences, Ltd.* (Biotechnology)	3,523	40,021

Common Stocks, continued

	Shares	Value
Royal Gold, Inc. (Metals & Mining)	551	$83,432
RPM International, Inc. (Chemicals)	1,075	126,215
Ryan Specialty Holdings, Inc. (Insurance)	901	55,132
Ryder System, Inc. (Ground Transportation)	346	61,488
Sabra Health Care REIT, Inc. (Health Care REITs)	1,991	35,898
Saia, Inc.* (Ground Transportation)	223	67,400
Sarepta Therapeutics, Inc.* (Biotechnology)	822	13,497
Science Applications International Corp. (Professional Services)	395	44,035
SEI Investments Co. (Capital Markets)	792	69,791
Selective Insurance Group, Inc. (Insurance)	509	39,687
Sensata Technologies Holding PLC (Electrical Equipment)	1,224	37,650
Service Corp. International (Diversified Consumer Services)	1,191	90,885
Shift4 Payments, Inc.*(a)—Class A (Financial Services)	565	58,195
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	273	35,973
Siligan Holdings, Inc. (Containers & Packaging)	680	31,640
Simpson Manufacturing Co., Inc. (Building Products)	350	62,801
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,090	68,943
SLM Corp. (Consumer Finance)	1,756	55,841
Sonoco Products Co.* (Containers & Packaging)	825	37,183
Sotera Health Co.* (Life Sciences Tools & Services)	1,283	14,742
SouthState Corp. (Banks)	824	77,596
Southwest Gas Holdings, Inc. (Gas Utilities)	505	39,461
Spire, Inc.* (Gas Utilities)	494	36,788
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	819	124,111
STAG Industrial, Inc. (Industrial REITs)	1,561	53,589
Starwood Property Trust, Inc. (Mortgage REITs)	2,901	56,453
Stifel Financial Corp. (Capital Markets)	860	98,143
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	323	20,252
Synovus Financial Corp. (Banks)	1,163	54,940
Taylor Morrison Home Corp.* (Household Durables)	840	49,795
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	625	90,244
Tempur Sealy International, Inc. (Household Durables)	1,728	125,072
Tenet Healthcare Corp.* (Health Care Providers & Services)	777	125,314
Terex Corp. (Machinery)	549	27,922
Tetra Tech, Inc. (Commercial Services & Supplies)	2,205	81,012
Texas Capital Bancshares, Inc.* (Banks)	384	32,244
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	555	102,748
The Boston Beer Co., Inc.*—Class A (Beverages)	69	14,289
The Brink's Co.* (Commercial Services & Supplies)	351	30,656
The Carlyle Group, Inc. (Capital Markets)	1,783	108,157

See accompanying notes to financial statements.

142 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
The Ensign Group, Inc. (Health Care Providers & Services)	478	$71,700
The Gap, Inc. (Specialty Retail)	1,859	36,176
The Goodyear Tire & Rubber Co.* (Automobile Components)	2,391	24,579
The Hanover Insurance Group, Inc.* (Insurance)	301	51,661
The Middleby Corp.* (Machinery)	448	65,050
The New York Times Co.—Class A (Media)	1,358	70,467
The Scotts Miracle-Gro Co.* (Chemicals)	362	22,683
The Timken Co. (Machinery)	533	40,556
The Toro Co. (Machinery)	835	61,999
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,350	13,298
The Western Union Co. (Financial Services)	2,766	22,266
Thor Industries, Inc. (Automobiles)	445	40,491
Toll Brothers, Inc. (Household Durables)	832	98,476
TopBuild Corp.* (Household Durables)	238	88,162
Travel + Leisure Co.* (Hotels, Restaurants & Leisure)	556	32,943
Trex Co., Inc.* (Building Products)	897	57,623
TXNM Energy, Inc. (Electric Utilities)	775	44,012
UFP Industries, Inc. (Building Products)	505	49,490
UGI Corp. (Gas Utilities)	1,794	64,907
UMB Financial Corp. (Banks)	597	65,664
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,580	10,491
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	1,072	6,754
United Bankshares, Inc. (Banks)	1,186	42,127
United Therapeutics Corp.* (Biotechnology)	377	103,563
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	370	53,428
Unum Group (Insurance)	1,342	96,369
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	1,936	161,327
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	312	46,881
Valaris, Ltd.* (Energy Equipment & Services)	547	26,601
Valley National Bancorp (Banks)	3,985	36,941
Valmont Industries, Inc. (Construction & Engineering)	168	61,144
Valvoline, Inc.* (Specialty Retail)	1,064	37,506
VF Corp. (Textiles, Apparel & Luxury Goods)	2,771	32,476
Viper Energy, Inc. (Oil & Gas Producers)	1,097	41,313
Visteon Corp. (Automobile Components)	228	25,342
Vontier Corp.* (Electronic Equipment, Instruments & Components)	1,238	51,340
Vornado Realty Trust (Office REITs)	1,397	53,673
Voya Financial, Inc. (Financial Services)	806	56,420
Warner Music Group Corp.*—Class A (Entertainment)	1,221	35,726
Watsco, Inc. (Trading Companies & Distributors)	292	131,658
Watts Water Technologies, Inc.—Class A (Machinery)	229	60,071
Weatherford International PLC (Energy Equipment & Services)	607	34,326
Webster Financial Corp. (Banks)	1,408	81,171
WESCO International, Inc. (Trading Companies & Distributors)	372	76,989
Western Alliance Bancorp (Banks)	912	70,735

Common Stocks, continued

	Shares	Value
Westlake Corp.* (Chemicals)	279	$22,125
WEX, Inc.* (Financial Services)	287	48,698
Whirlpool Corp.(a) (Household Durables)	465	38,614
Wingstop, Inc. (Hotels, Restaurants & Leisure)	233	87,920
Wintrust Financial Corp. (Banks)	560	71,669
Woodward, Inc. (Aerospace & Defense)	498	128,026
WP Carey, Inc. (Equity REIT – Diversified)	1,832	117,541
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	644	55,384
XPO, Inc.* (Ground Transportation)	986	118,605
YETI Holdings, Inc.* (Leisure Products)	693	25,461
Zions Bancorp N.A. (Banks)	1,235	66,221
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	2,174	23,544
TOTAL COMMON STOCKS (Cost $14,950,615)		24,741,019

Repurchase Agreements(b)(c) (34.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $12,328,438	$12,327,000	$12,327,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,327,000)		12,327,000

Collateral for Securities Loaned(d) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(e)	94,464	$94,464
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $94,464)		94,464
TOTAL INVESTMENT SECURITIES (Cost $27,372,079)—102.4%		37,162,483
Net other assets (liabilities)—(2.4)%		(884,513)
NET ASSETS—100.0%		$36,277,970

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2025. The total value of securities on loan as of July 31, 2025 was $91,643.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $6,264,000.

(d)  Securities were purchased with cash collateral held from securities on loan at July 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2025.

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraMid-Cap ProFund :: 143

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P MidCap 400 Futures Contracts	10	9/22/25	$3,165,100	$69,864

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/27/25	4.98%	$14,282,499	$(280,789)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	8/27/25	4.75%	9,621,459	(202,371)
				$23,903,958	$(483,160)
S&P MidCap 400	UBS AG	8/27/25	5.13%	$17,952,435	$(345,448)
SPDR S&P MidCap 400 ETF	UBS AG	8/27/25	5.13%	2,757,259	(53,169)
				$20,709,694	$(398,617)
				$44,613,652	$(881,777)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

144 :: UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

UltraMid-Cap ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$509,228	1.4%
Air Freight & Logistics	47,573	0.1%
Automobile Components	208,138	0.6%
Automobiles	62,752	0.2%
Banks	1,625,267	4.5%
Beverages	128,713	0.3%
Biotechnology	538,189	1.5%
Broadline Retail	99,668	0.3%
Building Products	567,100	1.6%
Capital Markets	1,014,064	2.8%
Chemicals	360,700	1.0%
Commercial Services & Supplies	437,266	1.2%
Communications Equipment	174,343	0.5%
Construction & Engineering	803,320	2.2%
Construction Materials	101,673	0.3%
Consumer Finance	186,440	0.5%
Consumer Staples Distribution & Retail	826,061	2.3%
Containers & Packaging	321,692	0.9%
Diversified Consumer Services	331,937	0.9%
Diversified Telecommunication Services	90,620	0.2%
Electric Utilities	246,770	0.7%
Electrical Equipment	410,778	1.1%
Electronic Equipment, Instruments & Components	855,522	2.4%
Energy Equipment & Services	100,478	0.3%
Entertainment	35,727	0.1%
Equity REIT-Diversified	117,541	0.3%
Financial Services	448,147	1.2%
Food Products	224,235	0.6%
Gas Utilities	281,756	0.8%
Ground Transportation	368,071	1.0%
Health Care Equipment & Supplies	331,659	0.9%
Health Care Providers & Services	603,075	1.7%
Health Care REITs	175,233	0.5%
Health Care Technology	65,624	0.2%
Hotel & Resort REITs	17,834	NM
Hotels, Restaurants & Leisure	799,760	2.2%
Household Durables	433,275	1.2%
Independent Power/Renewable Electricity Producers	43,096	0.1%
Industrial REITs	251,417	0.7%

	Value	% of Net Assets
Industrial Support Services	$110,266	0.3%
Insurance	1,052,490	2.9%
Interactive Media & Services	23,544	0.1%
IT Services	228,712	0.6%
Leisure Facilities & Services	60,463	0.2%
Leisure Products	126,868	0.3%
Life Sciences Tools & Services	436,116	1.2%
Machinery	1,355,512	3.8%
Marine Transportation	44,700	0.1%
Media	151,410	0.4%
Metals & Mining	562,518	1.6%
Mortgage REITs	159,384	0.4%
Multi-Utilities	62,674	0.2%
Office REITs	150,316	0.4%
Oil & Gas Producers	41,313	0.1%
Oil, Gas & Consumable Fuels	728,192	2.0%
Paper & Forest Products	46,832	0.1%
Passenger Airlines	117,209	0.3%
Personal Care Products	130,086	0.4%
Pharmaceuticals	89,820	0.2%
Professional Services	558,449	1.6%
Real Estate Management & Development	107,333	0.3%
Residential REITs	220,864	0.6%
Retail-Discretionary	51,607	0.1%
Retail REITs	238,134	0.7%
Semiconductors & Semiconductor Equipment	616,810	1.7%
Software	874,970	2.4%
Specialized REITs	373,164	1.0%
Specialty Retail	840,823	2.3%
Technology Hardware, Storage & Peripherals	154,752	0.4%
Textiles, Apparel & Luxury Goods	227,444	0.6%
Trading Companies & Distributors	474,088	1.3%
Water Utilities	79,414	0.2%
Other**	11,536,951	31.9%
Total	$36,277,970	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 145

Common Stocks (73.6%)

	Shares	Value
Adobe, Inc.* (Software)	21,249	$7,600,555
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	80,838	14,252,548
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	21,518	2,849,198
Alphabet, Inc.—Class A (Interactive Media & Services)	117,941	22,632,878
Alphabet, Inc.—Class C (Interactive Media & Services)	110,625	21,335,138
Amazon.com, Inc.* (Broadline Retail)	215,138	50,365,957
American Electric Power Co., Inc. (Electric Utilities)	26,633	3,013,258
Amgen, Inc. (Biotechnology)	26,808	7,911,041
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	24,741	5,557,571
Apple, Inc. (Technology Hardware, Storage & Peripherals)	302,671	62,825,419
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	40,010	7,204,201
AppLovin Corp*—Class A (Software)	15,341	5,993,729
ARM Holdings PLC*ADR(a) (Semiconductors & Semiconductor Equipment)	6,670	942,971
ASML Holding N.V.ADR (Semiconductors & Semiconductor Equipment)	4,358	3,027,547
AstraZeneca PLCADR (Pharmaceuticals)	29,715	2,171,869
Atlassian Corp.*—Class A (Software)	8,239	1,580,075
Autodesk, Inc.* (Software)	10,669	3,233,881
Automatic Data Processing, Inc. (Professional Services)	20,238	6,263,661
Axon Enterprise, Inc.* (Aerospace & Defense)	3,881	2,932,057
Baker Hughes Co. (Energy Equipment & Services)	49,395	2,225,244
Biogen, Inc.* (Biotechnology)	7,305	935,040
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	1,622	8,927,586
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	157,591	46,284,476
Cadence Design Systems, Inc.* (Software)	13,613	4,962,891
CDW Corp. (Electronic Equipment, Instruments & Components)	6,565	1,144,805
Charter Communications, Inc.*—Class A (Media)	6,998	1,884,981
Cintas Corp. (Commercial Services & Supplies)	20,131	4,480,154
Cisco Systems, Inc. (Communications Equipment)	197,432	13,441,171
Coca-Cola European Partners PLC (Beverages)	22,897	2,219,177
Cognizant Technology Solutions Corp.—Class A (IT Services)	24,576	1,763,574
Comcast Corp.—Class A (Media)	185,679	6,170,114
Constellation Energy Corp. (Electric Utilities)	15,626	5,435,348
Copart, Inc.* (Commercial Services & Supplies)	48,166	2,183,365
CoStar Group, Inc.* (Real Estate Management & Development)	21,034	2,002,226
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	22,121	20,785,777

Common Stocks, continued

	Shares	Value
Crowdstrike Holdings, Inc.*—Class A (Software)	12,417	$5,644,396
CSX Corp. (Ground Transportation)	93,658	3,328,605
Datadog, Inc.*—Class A (Software)	15,929	2,229,741
Dexcom, Inc.* (Health Care Equipment & Supplies)	19,549	1,578,973
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	14,566	2,165,382
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	19,877	4,974,219
Electronic Arts, Inc. (Entertainment)	12,502	1,906,430
Exelon Corp. (Electric Utilities)	50,332	2,261,920
Fastenal Co. (Trading Companies & Distributors)	57,198	2,638,544
Fortinet, Inc.* (Software)	38,161	3,812,284
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	22,829	1,628,164
Gilead Sciences, Inc. (Biotechnology)	62,018	6,964,001
GLOBALFOUNDRIES, Inc.* (Semiconductors & Semiconductor Equipment)	27,566	1,030,693
Honeywell International, Inc. (Industrial Conglomerates)	32,042	7,124,539
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	4,010	2,142,583
Intel Corp. (Semiconductors & Semiconductor Equipment)	217,474	4,305,985
Intuit, Inc. (Software)	13,907	10,918,803
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	17,870	8,597,078
Keurig Dr Pepper, Inc. (Beverages)	67,714	2,210,862
KLA Corp. (Semiconductors & Semiconductor Equipment)	6,593	5,795,445
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	63,772	6,048,136
Linde PLC (Chemicals)	23,469	10,801,842
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	5,735	1,150,040
Marriott International, Inc. (Hotels, Restaurants & Leisure)	13,656	3,602,862
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	42,986	3,454,785
MercadoLibre, Inc.* (Broadline Retail)	2,528	6,001,194
Meta Platforms, Inc.—Class A (Interactive Media & Services)	43,998	34,029,812
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	26,893	1,817,698
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	55,718	6,081,063
Microsoft Corp. (Software)	150,619	80,355,237
MicroStrategy, Inc.*—Class A (Software)	12,652	5,084,333
Mondelez International, Inc.—Class A (Food Products)	64,555	4,176,063
Monster Beverage Corp.* (Beverages)	48,622	2,856,543
Netflix, Inc.* (Entertainment)	21,218	24,600,149
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	494,461	87,949,777
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	12,595	2,692,433

See accompanying notes to financial statements.

146 :: UltraNasdaq-100 ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Old Dominion Freight Line, Inc. (Ground Transportation)	10,536	$1,572,498
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	20,834	1,174,204
O'Reilly Automotive, Inc.* (Specialty Retail)	42,619	4,190,300
PACCAR, Inc. (Machinery)	26,173	2,584,845
Palantir Technologies, Inc.*—Class A (Software)	112,821	17,865,205
Palo Alto Networks, Inc.* (Software)	33,244	5,771,158
Paychex, Inc. (Professional Services)	17,958	2,591,878
PayPal Holdings, Inc.* (Financial Services)	48,487	3,333,966
PDD Holdings, Inc.*ADR (Broadline Retail)	33,301	3,777,998
PepsiCo, Inc. (Beverages)	68,357	9,427,797
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	54,743	8,034,083
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,292	2,886,574
Roper Technologies, Inc. (Software)	5,360	2,950,144
Ross Stores, Inc. (Specialty Retail)	16,395	2,238,573
Shopify, Inc.*—Class A (IT Services)	60,732	7,422,058
Starbucks Corp. (Hotels, Restaurants & Leisure)	56,657	5,051,539
Synopsys, Inc.* (Software)	9,226	5,844,394
Take-Two Interactive Software, Inc.* (Entertainment)	9,083	2,023,057
Tesla, Inc.* (Automobiles)	73,757	22,737,070
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	45,293	8,200,751
The Kraft Heinz Co. (Food Products)	59,007	1,620,332
The Trade Desk, Inc.*—Class A (Media)	22,343	1,942,947
Thomson Reuters Corp. (Professional Services)	22,440	4,508,420
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	56,609	13,496,152
Verisk Analytics, Inc. (Professional Services)	6,974	1,943,724
Vertex Pharmaceuticals, Inc.* (Biotechnology)	12,803	5,849,307
Warner Bros. Discovery, Inc.* (Entertainment)	123,349	1,624,506
Workday, Inc.*—Class A (Software)	10,769	2,470,193
Xcel Energy, Inc. (Electric Utilities)	28,755	2,111,767
Zscaler, Inc.* (Software)	7,762	2,216,517
TOTAL COMMON STOCKS (Cost $333,813,576)		875,962,054

Repurchase Agreements(b)(c) (26.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $311,122,295	$311,086,000	$311,086,000
TOTAL REPURCHASE AGREEMENTS (Cost $311,086,000)		311,086,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio— Institutional Shares, 4.34%(e)	955,853	$955,853
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $955,853)		955,853
TOTAL INVESTMENT SECURITIES (Cost $645,855,429)—99.9%		1,188,003,907
Net other assets (liabilities)—0.1%		786,519
NET ASSETS—100.0%		$1,188,790,426

*  Non-income producing security.

(a)  All or part of this security was on loan as of July 31, 2025. The total value of securities on loan as of July 31, 2025 was $810,079.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $185,931,000.

(d)  Securities were purchased with cash collateral held from securities on loan at July 31, 2025.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of July 31, 2025.

ADR  American Depositary Receipt
See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraNasdaq-100 ProFund :: 147

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini Nasdaq-100 Futures Contracts	182	9/22/25	$85,048,600	$3,800,524

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	8/27/25	4.88%	$204,917,738	$(1,219,114)
Nasdaq-100 Index	Goldman Sachs International	8/27/25	5.08%	597,117,573	(3,747,392)
				$802,035,311	$(4,966,506)
Invesco QQQ Trust, Series 1 ETF	UBS AG	8/27/25	5.13%	$135,360,406	$(893,504)
Nasdaq-100 Index	UBS AG	8/27/25	5.13%	477,085,930	(2,965,489)
				$612,446,336	$(3,858,993)
				$1,414,481,647	$(8,825,499)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraNasdaq-100 ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Aerospace & Defense	$2,932,057	0.2%
Automobiles	22,737,070	1.9%
Beverages	16,714,379	1.4%
Biotechnology	24,545,963	2.0%
Broadline Retail	60,145,150	5.1%
Chemicals	10,801,842	0.9%
Commercial Services & Supplies	6,663,519	0.6%
Communications Equipment	13,441,170	1.1%
Consumer Staples Distribution & Retail	20,785,777	1.7%
Electric Utilities	12,822,293	1.1%
Electronic Equipment, Instruments & Components	1,144,805	0.1%
Energy Equipment & Services	2,225,245	0.2%
Entertainment	30,154,142	2.5%
Financial Services	3,333,966	0.3%
Food Products	5,796,395	0.5%
Ground Transportation	4,901,103	0.4%
Health Care Equipment & Supplies	13,946,798	1.2%
Hotels, Restaurants & Leisure	25,405,403	2.1%
Industrial Conglomerates	7,124,539	0.6%
Interactive Media & Services	77,997,828	6.6%
IT Services	9,185,632	0.8%

	Value	% of Net Assets
Machinery	$2,584,845	0.2%
Media	9,998,042	0.9%
Oil, Gas & Consumable Fuels	2,165,381	0.2%
Pharmaceuticals	2,171,869	0.2%
Professional Services	15,307,683	1.3%
Real Estate Management & Development	2,002,226	0.2%
Semiconductors & Semiconductor Equipment	213,854,368	17.9%
Software	168,533,536	14.2%
Specialty Retail	6,428,873	0.5%
Technology Hardware, Storage & Peripherals	62,825,419	5.3%
Textiles, Apparel & Luxury Goods	1,150,040	0.1%
Trading Companies & Distributors	2,638,544	0.2%
Wireless Telecommunication Services	13,496,152	1.1%
Other**	312,828,372	26.4%
Total	$1,188,790,426	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

148 :: UltraShort China ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Repurchase Agreements(a)(b) (85.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $1,442,168	$1,442,000	$1,442,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,442,000)		1,442,000
TOTAL INVESTMENT SECURITIES (Cost $1,442,000)—85.0%		1,442,000
Net other assets (liabilities)—15.0%		253,842
NET ASSETS—100.0%		$1,695,842

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $93,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P China Select ADR Index (USD)	Goldman Sachs International	8/27/25	(3.98)%	$(1,584,821)	$30,754
S&P China Select ADR Index (USD)	UBS AG	8/27/25	(4.13)%	(1,816,155)	36,412
				$(3,400,976)	$67,166

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraShort Dow 30 ProFund :: 149

Repurchase Agreements(a)(b) (95.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $1,623,189	$1,623,000	$1,623,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,623,000)		1,623,000
TOTAL INVESTMENT SECURITIES (Cost $1,623,000)—95.3%		1,623,000
Net other assets (liabilities)—4.7%		79,395
NET ASSETS—100.0%		$1,702,395

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $520,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	8/27/25	(4.83)%	$(1,611,046)	$21,074
Dow Jones Industrial Average	UBS AG	8/27/25	(4.73)%	(1,782,406)	29,252
				$(3,393,452)	$50,326

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

150 :: UltraShort Emerging Markets ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Repurchase Agreements(a)(b) (90.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $764,089	$764,000	$764,000
TOTAL REPURCHASE AGREEMENTS (Cost $764,000)		764,000
TOTAL INVESTMENT SECURITIES (Cost $764,000)—90.9%		764,000
Net other assets (liabilities)—9.1%		76,554
NET ASSETS—100.0%		$840,554

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $48,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	8/27/25	(4.13)%	$(916,022)	$10,529
S&P Emerging 50 ADR Index (USD)	UBS AG	8/27/25	(4.33)%	(772,333)	5,136
				$(1,688,355)	$15,665

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraShort International ProFund :: 151

Repurchase Agreements(a)(b) (93.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $1,898,221	$1,898,000	$1,898,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,898,000)		1,898,000
TOTAL INVESTMENT SECURITIES (Cost $1,898,000)—93.2%		1,898,000
Net other assets (liabilities)—6.8%		137,442
NET ASSETS—100.0%		$2,035,442

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $107,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	8/27/25	(4.28)%	$(2,264,313)	$44,562
MSCI EAFE Index	UBS AG	8/27/25	(4.63)%	(1,804,780)	35,812
				$(4,069,093)	$80,374

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

152 :: UltraShort Japan ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Repurchase Agreements(a)(b) (79.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $1,167,136	$1,167,000	$1,167,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,167,000)		1,167,000
TOTAL INVESTMENT SECURITIES (Cost $1,167,000)—79.3%		1,167,000
Net other assets (liabilities)—20.7%		305,531
NET ASSETS—100.0%		$1,472,531

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $55,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Index Futures Contracts	12	9/12/25	$(2,447,700)	$(98,425)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	8/27/25	(4.58)%	$(494,290)	$628

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraShort Latin America ProFund :: 153

Repurchase Agreements(a)(b) (140.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $1,617,189	$1,617,000	$1,617,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,617,000)		1,617,000
TOTAL INVESTMENT SECURITIES (Cost $1,617,000)—140.1%		1,617,000
Net other assets (liabilities)—(40.1)%		(463,139)
NET ASSETS—100.0%		$1,153,861

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $86,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Latin America 35 ADR Index (USD)	Goldman Sachs International	8/27/25	(3.98)%	$(1,943,605)	$(16,079)
S&P Latin America 35 ADR Index (USD)	UBS AG	8/27/25	(4.13)%	(365,065)	(8,435)
				$(2,308,670)	$(24,514)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

154 :: UltraShort Mid-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Repurchase Agreements(a)(b) (87.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $431,050	$431,000	$431,000
TOTAL REPURCHASE AGREEMENTS (Cost $431,000)		431,000
TOTAL INVESTMENT SECURITIES (Cost $431,000)—87.6%		431,000
Net other assets (liabilities)—12.4%		61,105
NET ASSETS—100.0%		$492,105

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $173,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	8/27/25	(4.58)%	$(352,310)	$5,964
S&P MidCap 400	UBS AG	8/27/25	(4.73)%	(631,983)	12,139
				$(984,293)	$18,103

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraShort Nasdaq-100 ProFund :: 155

Repurchase Agreements(a)(b) (91.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $18,539,163	$18,537,000	$18,537,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,537,000)		18,537,000
TOTAL INVESTMENT SECURITIES (Cost $18,537,000)—91.8%		18,537,000
Net other assets (liabilities)—8.2%		1,658,601
NET ASSETS—100.0%		$20,195,601

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $4,321,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-mini Nasdaq-100 Futures Contracts	4	9/22/25	$(1,869,200)	$(93,968)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	8/27/25	(4.83)%	$(24,488,151)	$150,124
Nasdaq-100 Index	UBS AG	8/27/25	(4.73)%	(14,046,963)	69,249
				$(38,535,114)	$219,373

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

156 :: UltraShort Small-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Repurchase Agreements(a)(b) (86.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $4,179,488	$4,179,000	$4,179,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,179,000)		4,179,000
TOTAL INVESTMENT SECURITIES (Cost $4,179,000)—86.2%		4,179,000
Net other assets (liabilities)—13.8%		668,098
NET ASSETS—100.0%		$4,847,098

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $1,111,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-mini Russell 2000 Index Futures Contracts	3	9/22/25	$(333,030)	$(6,478)

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	8/27/25	(4.48)%	$(7,026,412)	$99,765
Russell 2000 Index	UBS AG	8/27/25	(4.63)%	(2,368,677)	49,067
				$(9,395,089)	$148,832

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 157

Common Stocks (70.5%)

	Shares	Value
10X Genomics Inc*—Class A (Medical Equipment & Devices)	1,170	$15,736
1-800-Flowers.com, Inc.*—Class A (Specialty Retail)	243	1,436
1st Source Corp. (Banks)	211	12,622
3D Systems Corp.* (Machinery)	1,460	2,380
4D Molecular Therapeutics, Inc.* (Biotechnology)	445	2,003
89bio, Inc.* (Biotechnology)	1,382	13,129
8x8, Inc.* (Software)	1,444	2,801
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	303	1,985
A10 Networks, Inc. (Software)	817	15,049
AAR Corp.* (Aerospace & Defense)	396	29,585
Aardvark Therapeutics, Inc.* (Biotech & Pharma)	63	757
Abeona Therapeutics, Inc.* (Biotech & Pharma)	484	3,083
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	522	50,122
ABM Industries, Inc. (Commercial Services & Supplies)	686	31,645
Absci Corp.* (Biotechnology)	1,209	3,421
Acacia Research Corp.* (Financial Services)	379	1,342
Academy Sports & Outdoors, Inc. (Specialty Retail)	735	37,331
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,377	32,814
Acadia Realty Trust (Retail REITs)	1,462	27,369
Acadian Asset Management, Inc. (Capital Markets)	308	12,871
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	599	7,703
ACCO Brands Corp. (Commercial Services & Supplies)	968	3,630
Accuray, Inc.* (Health Care Equipment & Supplies)	1,123	1,471
ACI Worldwide, Inc.* (Software)	1,169	49,753
Aclaris Therapeutics, Inc.* (Biotech & Pharma)	1,005	1,538
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	560	17,002
Acme United Corp. (Wholesale—Discretionary)	37	1,487
ACNB Corp. (Banks)	114	4,799
ACRES Commercial Realty Corp.* (Specialty Finance)	68	1,338
Actuate Therapeutics, Inc.* (Biotech & Pharma)	65	471
Acuren Corp.* (Asset Management)	1,146	12,709
Acushnet Holdings Corp. (Leisure Products)	312	24,841
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	1,860	26,431
AdaptHealth Corp.* (Health Care Providers & Services)	1,025	9,194
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	1,655	16,947

Common Stocks, continued

	Shares	Value
ADC Therapeutics SA* (Biotechnology)	802	$2,222
Addus HomeCare Corp.* (Health Care Providers & Services)	201	21,463
Adeia, Inc. (Software)	1,204	15,592
Adient PLC* (Automobile Components)	933	20,004
ADMA Biologics, Inc.* (Biotechnology)	2,568	48,021
Adtalem Global Education, Inc.* (Diversified Consumer Services)	408	46,622
ADTRAN Holdings, Inc. (Communications Equipment)	824	7,655
Advance Auto Parts, Inc. (Specialty Retail)	665	35,292
Advanced Emissions Solutions, Inc.* (Chemicals)	350	1,873
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	418	58,069
AdvanSix, Inc. (Chemicals)	291	5,855
Advantage Solutions, Inc.* (Media)	1,044	1,430
Aebi Schmidt Holding AG* (Machinery)	374	3,852
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	315	5,324
Aeluma, Inc.* (Semiconductors)	107	2,367
AeroVironment, Inc.* (Aerospace & Defense)	352	94,209
AerSale Corp.* (Aerospace & Defense)	356	2,150
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	339	6,319
AFC Gamma, Inc. (Mortgage REITs)	203	895
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	309	2,336
agilon health, Inc.* (Health Care Providers & Services)	3,418	6,118
Agilysys, Inc.* (Software)	287	32,741
Agios Pharmaceuticals, Inc.* (Biotechnology)	626	23,300
AirJoule Technologies Corp.* (Electrical Equipment)	238	981
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	141	932
Airship AI Holdings, Inc.* (Software)	222	1,152
Akebia Therapeutics, Inc.* (Biotechnology)	2,769	10,204
Akero Therapeutics, Inc.* (Biotechnology)	774	37,810
Alamo Group, Inc. (Machinery)	115	25,597
Alarm.com Holdings, Inc.* (Software)	528	28,845
Albany International Corp. (Machinery)	335	18,154
Aldeyra Therapeutics, Inc.* (Biotechnology)	601	2,999
Alector, Inc.* (Biotechnology)	883	1,316
Alerus Financial Corp. (Financial Services)	249	5,264
Alexander & Baldwin, Inc. (Equity REIT—Diversified)	809	14,546
Alexander's, Inc. (Retail REITs)	24	6,029
Alico, Inc. (Food Products)	59	1,905
Alight, Inc.*—Class A (Professional Services)	4,778	25,610
Alignment Healthcare, Inc.* (Health Care Providers & Services)	1,414	19,485
Alkami Technology, Inc.* (Software)	756	16,851

See accompanying notes to financial statements.

158 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Alkermes PLC* (Biotechnology)	1,795	$47,549
Allegiant Travel Co. (Passenger Airlines)	160	8,262
ALLETE, Inc. (Electric Utilities)	648	42,723
Allied Motion Technologies, Inc. (Electrical Equipment)	160	6,450
Allogene Therapeutics, Inc.* (Biotechnology)	1,679	2,065
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	274	6,979
Alpha Metallurgical Resources, Inc. (Metals & Mining)	130	15,349
Alpha Teknova, Inc.* (Biotech & Pharma)	120	542
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	1,285	13,595
Alpine Income Property Trust, Inc. (Equity REIT—Diversified)	140	1,967
Alta Equipment Group, Inc. (Trading Companies & Distributors)	225	1,746
AlTi Global, Inc.* (Capital Markets)	471	1,926
Altice USA, Inc.*—Class A (Cable & Satellite)	2,895	7,527
Altimmune, Inc.* (Biotechnology)	860	3,173
Alumis, Inc.* (Pharmaceuticals)	534	2,211
Amalgamated Financial Corp. (Banks)	259	7,508
A-Mark Precious Metals, Inc. (Distributors)	210	4,469
Ambac Financial Group, Inc.* (Insurance)	526	4,418
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	451	29,807
AMC Entertainment Holdings, Inc.* (Entertainment)	4,821	13,981
AMC Networks, Inc.*—Class A (Media)	358	2,144
Amerant Bancorp, Inc. (Banks)	412	7,952
Ameresco, Inc.*—Class A (Construction & Engineering)	356	6,024
American Assets Trust, Inc. (Equity REIT—Diversified)	576	10,961
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	1,281	5,700
American Battery Technology Co.* (Metals & Mining)	899	1,951
American Eagle Outfitters, Inc. (Specialty Retail)	1,801	19,451
American Healthcare REIT, Inc. (Health Care REITs)	1,764	68,162
American Outdoor Brands Inc.* (Leisure Products)	136	1,280
American Public Education, Inc.* (Diversified Consumer Services)	193	5,697
American Reality Investors, Inc.* (Real Estate Management & Development)	15	188
American States Water Co. (Water Utilities)	429	31,570
American Superconductor Corp.* (Electrical Equipment)	423	24,048
American Vanguard Corp. (Chemicals)	289	1,116
American Woodmark Corp.* (Building Products)	163	8,575

Common Stocks, continued

	Shares	Value
America's Car-Mart, Inc.* (Specialty Retail)	83	$3,738
Ameris Bancorp (Banks)	733	50,101
AMERISAFE, Inc. (Insurance)	210	9,404
Ames National Corp. (Banks)	99	1,787
Amicus Therapeutics, Inc.* (Biotechnology)	3,084	18,473
AMMO, Inc.* (Leisure Products)	974	1,149
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	424	7,776
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	1,666	13,028
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	411	8,610
Amplitude, Inc.*—Class A (Software)	965	11,802
Amprius Technologies, Inc.* (Electrical Equipment)	1,032	7,152
Amylyx Pharmaceuticals, Inc.* (Biotech & Pharma)	768	6,167
AnaptysBio, Inc.* (Biotechnology)	216	5,303
Anavex Life Sciences Corp.* (Biotechnology)	926	10,464
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	136	1,259
Angi, Inc.* (Interactive Media & Services)	480	7,786
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	430	3,810
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	201	12,733
Anika Therapeutics, Inc.* (Biotechnology)	138	1,139
Annexon, Inc.* (Biotechnology)	1,061	2,546
Anteris Technologies Global Corp.* (Medical Equipment & Devices)	238	764
Anterix, Inc.* (Diversified Telecommunication Services)	143	3,176
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	1,169	5,401
Apartment Investment and Management Co.* (Residential REITs)	1,463	12,304
Apogee Enterprises, Inc. (Building Products)	235	9,868
Apogee Therapeutics, Inc.* (Biotechnology)	354	13,544
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	1,548	14,892
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	452	10,785
Appian Corp.*—Class A (Software)	437	12,066
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	2,482	29,164
Applied Digital Corp.* (IT Services)	1,959	25,742
Applied Optoelectronics, Inc.* (Communications Equipment)	595	13,608
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	953	3,660
Arbor Realty Trust, Inc. (Mortgage REITs)	2,114	23,592
Arbutus Biopharma Corp.* (Biotechnology)	1,677	5,501
ArcBest Corp. (Ground Transportation)	256	18,721

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 159

Common Stocks, continued

	Shares	Value
Arcellx, Inc.* (Biotechnology)	405	$28,913
Archer Aviation, Inc.*—Class A (Aerospace & Defense)	6,040	60,581
Archrock, Inc. (Energy Equipment & Services)	1,832	42,795
Arcosa, Inc. (Construction & Engineering)	538	46,203
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	280	3,419
Arcus Biosciences, Inc.* (Biotechnology)	763	6,966
Arcutis Biotherapeutics, Inc.* (Biotechnology)	1,186	17,292
Ardagh Metal Packaging SA (Containers & Packaging)	1,545	6,118
Ardelyx, Inc.* (Biotechnology)	2,613	11,079
Ardent Health Partners, Inc.* (Health Care Providers & Services)	257	2,724
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	382	4,156
Ares Commercial Real Estate Corp. (Mortgage REITs)	586	2,619
Argan, Inc. (Construction & Engineering)	147	36,012
Arhaus, Inc. (Specialty Retail)	567	4,967
Aris Water Solutions, Inc.—Class A (Commercial Services & Supplies)	342	7,274
Arko Corp. (Specialty Retail)	851	3,549
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,102	17,852
Armada Hoffler Properties, Inc. (Equity REIT—Diversified)	886	6,051
ARMOUR Residential REIT, Inc. (Mortgage REITs)	914	14,907
Array Technologies, Inc.* (Electrical Equipment)	1,682	10,933
ArriVent Biopharma, Inc.* (Biotechnology)	255	4,975
Arrow Financial Corp. (Banks)	183	4,904
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,336	21,109
ARS Pharmaceuticals, Inc.* (Biotechnology)	607	10,732
Arteris, Inc.* (Software)	312	3,076
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	694	31,404
Artivion, Inc.* (Health Care Equipment & Supplies)	422	13,044
Arvinas, Inc.* (Pharmaceuticals)	727	5,409
Asana, Inc.*—Class A (Software)	1,034	15,179
Asbury Automotive Group, Inc.* (Specialty Retail)	218	48,422
Ascent Industries Co.* (Steel)	88	1,129
ASGN, Inc.* (IT Services)	474	23,766
ASP Isotopes, Inc.* (Chemicals)	629	5,705
Aspen Aerogels, Inc.* (Chemicals)	734	5,622
Associated Banc-Corp. (Banks)	1,844	45,621
Astec Industries, Inc. (Machinery)	253	10,034
Astria Therapeutics, Inc.* (Biotechnology)	473	3,273
Astronics Corp.* (Aerospace & Defense)	335	12,100
Asure Software, Inc.* (Professional Services)	273	2,648

Common Stocks, continued

	Shares	Value
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	849	$3,090
Atkore, Inc. (Electrical Equipment)	381	29,345
Atlanta Braves Holdings, Inc.* (Entertainment)	511	22,770
Atlanta Braves Holdings, Inc.* (Entertainment)	75	3,533
Atlantic International Corp.* (Biotech & Pharma)	119	183
Atlantic Union Bankshares Corp. (Banks)	1,580	50,086
Atlanticus Holdings Corp.* (Consumer Finance)	59	2,928
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	860	11,180
Atmus Filtration Technologies, Inc. (Machinery)	925	35,992
ATN International, Inc. (Diversified Telecommunication Services)	110	1,887
Atomera, Inc.* (Semiconductors)	324	1,620
AtriCure, Inc.* (Health Care Equipment & Supplies)	536	18,814
aTyr Pharma, Inc.* (Biotech & Pharma)	963	4,545
AudioEye, Inc.* (Software)	88	1,127
Aura Biosciences, Inc.* (Biotechnology)	415	2,859
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	1,304	12,055
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	989	10,394
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	496	5,540
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	512	2,033
AvePoint, Inc.* (Software)	1,472	28,086
Aviat Networks, Inc.* (Communications Equipment)	128	2,765
Avidity Biosciences, Inc.* (Biotechnology)	1,267	46,512
AvidXchange Holdings, Inc.* (Financial Services)	1,893	18,665
Avient Corp. (Chemicals)	1,019	32,170
Avista Corp. (Multi-Utilities)	892	33,272
Avita Medical, Inc.* (Biotechnology)	294	1,558
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	357	24,165
Axogen, Inc.* (Health Care Equipment & Supplies)	486	6,362
Axos Financial, Inc.* (Banks)	577	49,824
Axsome Therapeutics, Inc.* (Pharmaceuticals)	448	45,419
Azenta, Inc.* (Life Sciences Tools & Services)	452	14,780
AZZ, Inc. (Building Products)	329	36,026
B&G Foods, Inc. (Food Products)	855	3,506
Backblaze, Inc.*—Class A (IT Services)	593	2,959
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	329	62,102
Bakkt Holdings, Inc.* (Institutional Financial Services)	57	564
Balchem Corp. (Chemicals)	364	55,499

See accompanying notes to financial statements.

160 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Bally's Corp.* (Leisure Facilities & Services)	81	$752
Banc of California, Inc. (Banks)	1,535	22,288
BancFirst Corp. (Banks)	231	28,764
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	322	12,867
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	298	4,145
Bank First Corp. (Banks)	102	12,120
Bank of Hawaii Corp. (Banks)	436	26,980
Bank of Marin Bancorp (Banks)	163	3,692
Bank7 Corp. (Banks)	47	2,082
BankFinancial Corp.* (Banking)	124	1,379
BankUnited, Inc. (Banks)	836	30,489
Bankwell Financial Group, Inc. (Banks)	78	3,112
Banner Corp. (Banks)	378	23,464
Bar Harbor Bankshares (Banks)	167	4,850
BARK, Inc.* (Specialty Retail)	1,182	1,018
Barnes & Noble Education, Inc.* (Retail—Discretionary)	166	1,465
Barrett Business Services, Inc. (Professional Services)	276	12,688
Bassett Furniture Industries, Inc.* (Retail—Discretionary)	90	1,424
BayCom Corp. (Banks)	115	3,106
BCB Bancorp, Inc. (Banks)	172	1,438
Beam Therapeutics, Inc.* (Biotechnology)	1,059	20,873
Beazer Homes USA, Inc.* (Household Durables)	321	7,544
Bel Fuse, Inc.—Class A (Electronic Equipment, Instruments & Components)	18	2,062
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	115	14,955
Belden, Inc. (Electronic Equipment, Instruments & Components)	439	54,282
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	396	15,246
Benitec Biopharma, Inc.* (Biotech & Pharma)	160	1,749
Berkshire Hills Bancorp, Inc. (Banks)	515	12,690
Berry Corp. (Oil, Gas & Consumable Fuels)	853	2,576
Beta Bionics, Inc.* (Biotechnology)	145	2,435
Better Home & Finance Holding Co.* (Specialty Finance)	54	699
Beyond Meat, Inc.* (Food Products)	816	2,481
Beyond, Inc.* (Specialty Retail)	609	5,451
BGC Group, Inc.—Class A (Capital Markets)	3,971	36,811
Bicara Therapeutics, Inc.* (Biotechnology)	379	4,211
BigBear.ai Holdings, Inc.* (IT Services)	3,200	20,320
BigCommerce Holdings, Inc.*—Class 1 (IT Services)	728	3,480
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	7	2,158
BioAge Labs, Inc.* (Pharmaceuticals)	263	1,157

Common Stocks, continued

	Shares		Value
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	2,320		$18,885
Biohaven, Ltd.* (Biotechnology)	1,002		15,130
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	420		8,929
Biote Corp.*—Class A (Pharmaceuticals)	323		1,315
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	511		3,332
Bit Digital, Inc.* (Software)	2,009		5,846
Bitdeer Technologies Group* (Technology Services)	994		12,813
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	237		8,397
BK Technologies Corp* (Technology Hardware)	30		1,165
BKV Corp.* (Oil, Gas & Consumable Fuels)	186		3,839
Black Hills Corp. (Multi-Utilities)	806		46,570
Blackbaud, Inc.* (Software)	424		28,586
BlackLine, Inc.* (Software)	584		31,408
BlackSky Technology, Inc.* (Professional Services)	310		5,964
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	1,802		33,301
Blade Air Mobility, Inc.*—Class A (Passenger Airlines)	710		2,833
Blend Labs, Inc.*—Class A (Software)	2,325		7,696
Bloom Energy Corp.*—Class A (Electrical Equipment)	2,269		84,837
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	930		8,472
Blue Bird Corp.* (Machinery)	357		15,990
Blue Foundry Bancorp* (Banks)	212		1,813
Blue Ridge Bankshares, Inc.* (Banking)	711		2,609
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	86		6,301
Bluerock Homes Trust, Inc. (Residential REITs)	—	(a)	2
Boise Cascade Co. (Trading Companies & Distributors)	423		35,452
Boot Barn Holdings, Inc.* (Specialty Retail)	341		58,619
Borr Drilling, Ltd. (Energy Equipment & Services)	2,465		5,004
Boston Omaha Corp.*—Class A (Media)	241		3,241
Bowhead Specialty Holdings, Inc.* (Insurance)	175		5,688
Bowman Consulting Group, Ltd.* (Construction & Engineering)	156		5,410
Box, Inc.*—Class A (Software)	1,557		49,980
Braemar Hotels & Resorts, Inc. (Hotel & Resort REITs)	653		1,437
Brandywine Realty Trust (Office REITs)	1,908		7,632
Braze, Inc.*—Class A (Software)	846		23,578
BRC, Inc.*—Class A (Food Products)	687		1,168
Bread Financial Holdings, Inc. (Consumer Finance)	517		31,692
Bridgebio Pharma, Inc.* (Biotechnology)	1,732		81,871
Bridgewater Bancshares, Inc.* (Banks)	231		3,594

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 161

Common Stocks, continued

	Shares	Value
Bright Minds Biosciences, Inc.* (Biotech & Pharma)	51	1,722
BrightSpire Capital, Inc. (Mortgage REITs)	1,429	7,402
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	936	19,328
BrightView Holdings, Inc.* (Commercial Services & Supplies)	667	10,639
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	491	77,383
Bristow Group, Inc.* (Energy Equipment & Services)	315	10,890
Broadstone Net Lease, Inc. (Equity REIT—Diversified)	2,102	34,136
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	2,543	19,708
Brookfield Business Corp.—Class A (Industrial Conglomerates)	265	8,151
Brookfield Infrastructure Corp.—Class A (Gas & Water Utilities)	1,335	52,118
Brookline Bancorp, Inc. (Banks)	973	10,041
BRT Apartments Corp. (Residential REITs)	120	1,746
Build-A-Bear Workshop, Inc. (Specialty Retail)	138	6,998
Bumble, Inc.*—Class A (Interactive Media & Services)	806	6,271
Burford Capital, Ltd. (Financial Services)	2,125	27,306
Burke & Herbert Financial Services Corp. (Banks)	150	8,699
Business First Bancshares, Inc. (Banks)	315	7,481
Butterfly Network, Inc.* (Medical Equipment & Devices)	2,127	3,636
BV Financial, Inc.* (Banking)	96	1,501
Byline Bancorp, Inc. (Banks)	302	7,943
Byrna Technologies, Inc.* (Aerospace & Defense)	201	4,464
C&F Financial Corp.* (Banking)	34	2,171
C3.ai, Inc.*—Class A (Software)	1,341	31,594
Cable One, Inc. (Media)	57	7,295
Cabot Corp. (Chemicals)	601	43,380
Cactus, Inc.—Class A (Energy Equipment & Services)	760	32,156
Cadence Bank (Banks)	1,943	67,713
Cadiz, Inc.* (Water Utilities)	609	1,937
Cadre Holdings, Inc. (Aerospace & Defense)	315	10,417
Calavo Growers, Inc. (Food Products)	186	4,892
Caledonia Mining Corp. PLC (Metals & Mining)	183	3,603
Caleres, Inc. (Specialty Retail)	366	5,025
California Resources Corp. (Oil, Gas & Consumable Fuels)	724	34,882
California Water Service Group (Water Utilities)	663	30,147
Calix, Inc.* (Communications Equipment)	653	37,018
Cal-Maine Foods, Inc. (Food Products)	509	56,569
Calumet, Inc.* (Chemicals)	764	12,178
Camden National Corp. (Banks)	186	7,014

Common Stocks, continued

	Shares	Value
Camping World Holdings, Inc.—Class A (Specialty Retail)	668	$9,245
Candel Therapeutics, Inc.* (Biotechnology)	436	2,810
Cannae Holdings, Inc. (Financial Services)	638	13,640
Cantaloupe, Inc.* (Financial Services)	589	6,520
Capital Bancorp, Inc. (Banks)	130	4,092
Capital City Bank Group, Inc. (Banks)	154	6,097
Capitol Federal Financial, Inc. (Banks)	1,365	8,217
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,289	23,447
Capricor Therapeutics, Inc.* (Biotechnology)	426	3,485
Cardiff Oncology, Inc.* (Biotechnology)	687	1,628
CareDx, Inc.* (Biotechnology)	604	7,420
CareTrust REIT, Inc. (Health Care REITs)	2,094	66,589
Cargo Therapeutics, Inc.* (Biotechnology)	393	1,757
Cargurus, Inc.* (Interactive Media & Services)	912	29,931
Carriage Services, Inc. (Diversified Consumer Services)	157	7,052
Cars.com, Inc.* (Interactive Media & Services)	644	8,288
Carter Bankshares, Inc.* (Banks)	254	4,415
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	394	9,551
Cartesian Therapeutics, Inc.* (Biotechnology)	103	1,319
Casella Waste Systems, Inc.* (Commercial Services & Supplies)	697	75,784
Cass Information Systems, Inc. (Financial Services)	134	5,361
Castle Biosciences, Inc.* (Health Care Providers & Services)	315	4,772
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,282	27,345
Cathay General Bancorp (Banks)	747	33,779
Cavco Industries, Inc.* (Household Durables)	85	34,312
CB Financial Services, Inc.* (Banking)	52	1,646
CBIZ, Inc.* (Professional Services)	581	35,511
CBL & Associates Properties, Inc. (Retail REITs)	202	5,466
CECO Environmental Corp.* (Commercial Services & Supplies)	323	14,519
Celcuity, Inc.* (Biotechnology)	318	12,454
Celldex Therapeutics, Inc.* (Biotechnology)	724	15,914
Centerspace (Residential REITs)	187	10,178
Central Garden & Pet Co.* (Household Products)	103	4,019
Central Garden & Pet Co.*—Class A (Household Products)	573	20,353
Central Pacific Financial Corp. (Banks)	294	7,838
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	164	35,326
Centuri Holdings, Inc.* (Construction & Engineering)	188	4,098
Century Aluminum Co.* (Metals & Mining)	579	12,263

See accompanying notes to financial statements.

162 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Century Communities, Inc. (Household Durables)	297	$16,718
Cerence, Inc.* (Software)	484	4,162
CeriBell, Inc.* (Health Care Equipment & Supplies)	276	3,974
Cerus Corp.* (Health Care Equipment & Supplies)	2,046	2,619
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	259	5,535
CF Bankshares, Inc.* (Banking)	43	1,015
CG Oncology, Inc.* (Biotechnology)	619	16,521
Chain Bridge Bancorp Inc* (Banking)	26	687
Champion Homes, Inc.* (Household Durables)	599	36,479
Chart Industries, Inc.* (Machinery)	501	99,613
Chatham Lodging Trust (Hotel & Resort REITs)	516	3,519
Chemung Financial Corp. (Banks)	46	2,328
Chesapeake Utilities Corp. (Gas Utilities)	253	30,330
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	192	2,494
Chimera Investment Corp. (Mortgage REITs)	882	11,792
ChoiceOne Financial Services, Inc. (Banks)	158	4,645
ChromaDex Corp.* (Life Sciences Tools & Services)	578	5,404
Cidara Therapeutics, Inc.* (Biotech & Pharma)	186	11,776
Cimpress PLC* (Commercial Services & Supplies)	166	9,181
Cinemark Holdings, Inc.* (Entertainment)	1,181	31,732
Cipher Mining, Inc.* (Software)	2,937	16,036
Citi Trends, Inc.* (Specialty Retail)	53	1,618
Citizens & Northern Corp. (Banks)	166	3,157
Citizens Community Bancorp, Inc./WI* (Banking)	106	1,562
Citizens Financial Services, Inc. (Banks)	50	2,685
CITIZENS, INC.* (Insurance)	501	1,914
City Holding Co. (Banks)	158	19,292
City Office REIT, Inc. (Office REITs)	433	3,005
Civista Bancshares, Inc. (Banks)	169	3,290
Claritev Corp.* (Technology Services)	85	3,389
Claros Mortgage Trust, Inc. (Mortgage REITs)	1,022	2,913
Clarus Corp. (Leisure Products)	327	1,177
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	1,952	3,963
Cleanspark, Inc.* (Software)	3,075	34,963
Clear Secure, Inc.—Class A (Software)	927	27,263
Clearfield, Inc.* (Communications Equipment)	130	5,695
ClearPoint Neuro, Inc.* (Medical Equipment & Devices)	289	3,006
Clearwater Analytics Holdings, Inc.*—Class A (Software)	2,734	55,391
Clearwater Paper Corp.* (Paper & Forest Products)	175	3,948
Climb Global Solutions, Inc. (Electronic Equipment, Instruments & Components)	43	5,074

Common Stocks, continued

	Shares	Value
Clipper Realty, Inc. (Residential REITs)	153	$532
Clover Health Investments Corp.* (Health Care Facilities & Services)	4,472	12,925
CNB Financial Corp. (Banks)	311	7,137
CNO Financial Group, Inc. (Insurance)	1,099	40,486
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,578	47,830
Coastal Financial Corp.* (Banks)	143	13,757
Codexis, Inc.* (Life Sciences Tools & Services)	907	2,431
Coeur Mining, Inc.* (Metals & Mining)	7,096	61,663
Cogent Biosciences, Inc.* (Biotechnology)	1,176	13,430
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	499	22,749
Cohen & Steers, Inc. (Capital Markets)	307	22,583
Coherus Biosciences, Inc.* (Biotechnology)	1,175	1,105
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	507	9,055
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	355	10,600
Colony Bankcorp, Inc. (Banks)	188	3,081
Columbia Financial, Inc.* (Banks)	301	4,331
Columbus McKinnon Corp. (Machinery)	314	4,600
Commercial Metals Co. (Metals & Mining)	1,257	65,187
CommScope Holding Co., Inc.* (Communications Equipment)	2,364	19,385
Community Financial System, Inc. (Banks)	587	30,935
Community Health Systems, Inc.* (Health Care Providers & Services)	1,438	3,739
Community Healthcare Trust, Inc. (Health Care REITs)	303	4,657
Community Trust Bancorp, Inc. (Banks)	177	9,554
Community West Bancshares (Banks)	186	3,581
CommVault Systems, Inc.* (Software)	490	93,075
Compass Diversified Holdings (Financial Services)	744	4,754
Compass Minerals International, Inc. (Metals & Mining)	383	7,633
Compass Therapeutics, Inc.* (Biotechnology)	1,015	3,015
Compass, Inc.*—Class A (Real Estate Management & Development)	5,050	40,096
Complete Solaria Inc* (Renewable Energy)	668	1,049
CompoSecure, Inc.—Class A (Technology Hardware, Storage & Peripherals)	487	6,920
Computer Programs & Systems, Inc.* (Software)	111	2,311
CompX International, Inc. (Commercial Services & Supplies)	17	396
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	821	14,671
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	1,294	25,841
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	251	1,714
Conduent, Inc.* (Professional Services)	1,652	4,394

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 163

Common Stocks, continued

	Shares	Value
CONMED Corp. (Health Care Equipment & Supplies)	345	$17,647
ConnectOne Bancorp, Inc. (Banks)	528	12,160
Consensus Cloud Solutions, Inc.* (Software)	215	4,339
Consolidated Water Co., Ltd. (Water Utilities)	167	4,858
Constellium SE* (Metals & Mining)	1,577	21,621
Construction Partners, Inc.*—Class A (Construction & Engineering)	520	52,442
Consumer Portfolio Services, Inc.* (Consumer Finance)	103	814
Contango ORE, Inc.* (Metals & Mining)	95	1,771
Cooper-Standard Holdings, Inc.* (Automobile Components)	187	4,507
COPT Defense Properties (Office REITs)	1,263	34,455
Core Laboratories, Inc. (Energy Equipment & Services)	520	5,689
Core Molding Technologies, Inc.* (Chemicals)	94	1,564
Core Natural Resources, Inc.* (Oil, Gas & Consumable Fuels)	586	43,253
Core Scientific, Inc.* (IT Services)	3,059	41,420
CoreCard Corp.* (Software)	62	1,795
CoreCivic, Inc.* (Commercial Services & Supplies)	1,195	23,948
CorMedix, Inc.* (Pharmaceuticals)	712	8,309
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	517	4,684
CorVel Corp.* (Health Care Providers & Services)	323	28,618
Corvus Pharmaceuticals, Inc.* (Biotech & Pharma)	580	2,419
Costamare Bulkers Holdings Ltd.* (Marine Transportation)	95	855
Costamare, Inc. (Marine Transportation)	490	4,944
Couchbase, Inc.* (IT Services)	477	11,572
Coursera, Inc.* (Diversified Consumer Services)	1,532	19,364
Covenant Logistics Group, Inc. (Ground Transportation)	182	4,395
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	65	1,262
CRA International, Inc. (Professional Services)	73	12,896
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	246	15,252
Crawford & Co.—Class A (Insurance)	181	1,732
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	1,624	181,156
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	1,982	18,314
Crexendo, Inc.* (Technology Services)	160	891
Cricut, Inc.—Class A (Household Durables)	510	2,499
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	1,001	28,619
CRISPR Therapeutics AG* (Biotechnology)	917	51,589
Critical Metals Corp.* (Metals & Mining)	357	1,346

Common Stocks, continued

	Shares	Value
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	347	$4,667
CryoPort, Inc.* (Life Sciences Tools & Services)	541	3,966
CS Disco, Inc.* (Software)	264	1,048
CSG Systems International, Inc. (Professional Services)	308	19,238
CSP, Inc.* (Technology Services)	77	790
CSW Industrials, Inc. (Building Products)	181	46,966
CTO Realty Growth, Inc. (Equity REIT— Diversified)	337	5,564
CTS Corp. (Electronic Equipment, Instruments & Components)	328	12,854
Cullinan Therapeutics, Inc.* (Biotechnology)	565	4,390
Curbline Properties Corp. (Retail REITs)	1,079	23,846
CuriosityStream, Inc.* (Entertainment Content)	354	1,717
Cushman & Wakefield PLC* (Real Estate Management & Development)	2,565	31,267
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	668	4,135
Customers Bancorp, Inc.* (Banks)	328	20,910
CVB Financial Corp. (Banks)	1,465	27,381
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	343	9,186
CVRx, Inc.* (Health Care Equipment & Supplies)	178	1,417
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	1,297	4,669
Cytokinetics, Inc.* (Biotechnology)	1,294	48,705
Daily Journal Corp.* (Software)	14	5,594
Dakota Gold Corp.* (Metals & Mining)	953	3,431
Daktronics, Inc.* (Electronic Equipment, Instruments & Components)	456	7,396
Dana, Inc. (Automobile Components)	1,467	23,355
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	301	8,801
Dave, Inc.* (Software)	103	24,287
Day One Biopharmaceuticals, Inc.* (Biotechnology)	797	5,348
Definitive Healthcare Corp.* (Health Care Technology)	393	1,533
Delcath Systems Inc* (Medical Equipment & Devices)	334	3,591
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	674	15,077
Deluxe Corp. (Commercial Services & Supplies)	490	7,889
Denali Therapeutics, Inc.* (Biotechnology)	1,467	20,289
Denny's Corp.* (Hotels, Restaurants & Leisure)	558	2,076
Designer Brands, Inc.—Class A (Specialty Retail)	356	1,004
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,412	15,659
DiaMedica Therapeutics, Inc.* (Biotech & Pharma)	293	1,236
Diamond Hill Investment Group, Inc. (Capital Markets)	30	4,067

See accompanying notes to financial statements.

164 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
DiamondRock Hospitality Co. (Hotel & Resort REITs)	2,312	$17,849
Dianthus Therapeutics, Inc.* (Biotechnology)	216	4,465
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	281	15,817
Digi International, Inc.* (Communications Equipment)	404	13,174
Digimarc Corp.* (Software)	173	2,066
Digital Turbine, Inc.* (Software)	1,128	6,148
DigitalBridge Group, Inc. (Real Estate Management & Development)	1,898	20,385
DigitalOcean Holdings, Inc.* (IT Services)	717	19,976
Dime Community Bancshares, Inc. (Banks)	442	12,248
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	169	3,821
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	508	25,080
Disc Medicine, Inc.* (Biotechnology)	273	16,314
Diversified Energy Co. PLC (Oil, Gas & Consumable Fuels)	609	9,172
Diversified Healthcare Trust (Health Care REITs)	2,432	7,953
DMC Global, Inc.* (Energy Equipment & Services)	215	1,739
DNOW, Inc.* (Trading Companies & Distributors)	1,194	18,579
DocGo, Inc.* (Health Care Providers & Services)	1,009	1,372
Dole PLC (Food Products)	735	10,466
Domo, Inc.*—Class B (Software)	382	6,288
Donegal Group, Inc.—Class A (Insurance)	181	3,104
Donnelley Financial Solutions, Inc.* (Capital Markets)	295	15,623
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	412	11,861
Dorman Products, Inc.* (Automobile Components)	306	36,910
Douglas Dynamics, Inc. (Machinery)	251	7,179
Douglas Elliman, Inc.* (Real Estate Services)	812	2,233
Douglas Emmett, Inc. (Office REITs)	1,795	27,212
Dream Finders Homes, Inc.*—Class A (Household Durables)	334	8,457
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	662	11,188
Ducommun, Inc.* (Aerospace & Defense)	153	13,920
D-Wave Quantum, Inc.* (Software)	3,192	54,870
DXP Enterprises, Inc.* (Trading Companies & Distributors)	144	16,309
Dycom Industries, Inc.* (Construction & Engineering)	311	83,600
Dynavax Technologies Corp.* (Biotechnology)	1,165	12,792
Dyne Therapeutics, Inc.* (Biotechnology)	1,039	10,234
Dynex Capital, Inc. (Mortgage REITs)	1,168	14,530
E2open Parent Holdings, Inc.* (Software)	2,027	6,689
Eagle Bancorp Montana, Inc.* (Banking)	82	1,322
Eagle Bancorp, Inc. (Banks)	329	5,294
Eagle Financial Services, Inc.* (Banking)	51	1,684
Common Stocks, continued

	Shares	Value
Easterly Government Properties, Inc. (Office REITs)	441	$9,702
Eastern Bankshares, Inc. (Banks)	2,179	33,666
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	704	4,717
ECB BanCorp., Inc./MD* (Banking)	85	1,323
EchoStar Corp.*—Class A (Media)	1,505	49,047
Ecovyst, Inc.* (Chemicals)	1,196	10,298
Edgewell Personal Care Co. (Personal Care Products)	518	13,068
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	808	11,522
Editas Medicine, Inc.* (Biotechnology)	935	2,347
eGain Corp.* (Software)	203	1,255
eHealth, Inc.* (Insurance)	319	1,085
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	293	3,018
ELECTROMED, INC.* (Medical Equipment & Devices)	76	1,384
Eledon Pharmaceuticals, Inc.* (Biotech & Pharma)	649	2,044
Ellington Financial, Inc. (Mortgage REITs)	1,023	12,982
Elme Communities (Residential REITs)	975	14,703
Embecta Corp. (Health Care Equipment & Supplies)	648	6,584
Emerald Holding, Inc.* (Media)	154	765
Emergent BioSolutions, Inc.* (Biotechnology)	598	3,516
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	162	732
Empire State Realty Trust, Inc. (Equity REIT—Diversified)	1,529	11,070
Employers Holdings, Inc. (Insurance)	267	11,022
Enact Holdings, Inc. (Financial Services)	321	11,158
Enanta Pharmaceuticals, Inc.* (Biotechnology)	223	1,690
Encore Capital Group, Inc.* (Consumer Finance)	256	9,441
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	2,040	5,386
Energizer Holdings, Inc. (Household Products)	734	16,530
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	2,307	20,971
Energy Recovery, Inc.* (Machinery)	590	7,936
Energy Services of America Corp.* (Engineering & Construction)	131	1,432
Enerpac Tool Group Corp. (Machinery)	601	23,145
EnerSys (Electrical Equipment)	435	40,180
Enhabit, Inc.* (Health Care Providers & Services)	549	3,689
Enliven Therapeutics, Inc.* (Pharmaceuticals)	357	6,715
Ennis, Inc. (Commercial Services & Supplies)	275	4,895
Enova International, Inc.* (Consumer Finance)	271	28,336
Enovis Corp.* (Health Care Equipment & Supplies)	633	16,964
Enovix Corp.* (Electrical Equipment)	1,832	24,549
Enpro, Inc. (Machinery)	234	49,704

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 165

Common Stocks, continued

	Shares	Value
Enterprise Financial Services Corp. (Banks)	406	$22,407
Entrada Therapeutics, Inc.* (Biotechnology)	311	1,829
Entravision Communications Corp.—Class A (Media)	689	1,523
Envela Corp.* (Renewable Energy)	74	401
Enviri Corp.* (Commercial Services & Supplies)	842	7,578
Eos Energy Enterprises, Inc.* (Renewable Energy)	2,465	14,050
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	292	18,916
Epsilon Energy Ltd.* (Oil & Gas Producers)	213	1,331
Equity Bancshares, Inc.—Class A (Banks)	176	6,614
Erasca, Inc.* (Biotechnology)	1,922	2,720
Ermenegildo Zegna NV* (Apparel & Textile Products)	684	5,499
Escalade, Inc. (Leisure Products)	112	1,376
ESCO Technologies, Inc. (Machinery)	288	55,786
Esperion Therapeutics, Inc.* (Pharmaceuticals)	2,211	3,140
Esquire Financial Holdings, Inc. (Banks)	79	7,575
Essent Group, Ltd. (Financial Services)	1,101	61,646
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	2,202	67,140
Ethan Allen Interiors, Inc. (Household Durables)	257	7,651
Eton Pharmaceuticals, Inc.* (Biotech & Pharma)	284	4,021
European Wax Center, Inc.*—Class A (Diversified Consumer Services)	323	1,512
Eve Holding, Inc.* (Aerospace & Defense)	565	3,673
Eventbrite, Inc.*—Class A (Entertainment)	825	2,013
EverCommerce, Inc.* (Software)	163	1,749
EverQuote, Inc.*—Class A (Interactive Media & Services)	303	7,451
EVERTEC, Inc. (Financial Services)	713	25,775
EVgo, Inc.* (Specialty Retail)	1,420	4,785
EVI Industries, Inc. (Trading Companies & Distributors)	56	1,248
Evolent Health, Inc.*—Class A (Health Care Technology)	1,300	13,065
Evolus, Inc.* (Pharmaceuticals)	591	5,272
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	345	1,666
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	1,281	8,397
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	255	6,543
eXp World Holdings, Inc. (Real Estate Management & Development)	868	9,357
Expensify, Inc.* (Software)	662	1,344
Exponent, Inc. (Professional Services)	563	38,824
Expro Group Holdings N.V.* (Energy Equipment & Services)	1,142	12,311
Extreme Networks, Inc.* (Communications Equipment)	1,462	25,819

Common Stocks, continued

	Shares	Value
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	687	$6,746
F&G Annuities & Life, Inc. (Insurance)	236	7,531
Fabrinet* (Electronic Equipment, Instruments & Components)	400	129,492
Faraday Future Intelligent Electric, Inc.* (Software)	986	2,100
Farmers & Merchants Bancorp, Inc. (Banks)	141	3,385
Farmers National Banc Corp. (Banks)	405	5,484
Farmland Partners, Inc. (Specialized REITs)	459	4,806
Fastly, Inc.*—Class A (IT Services)	1,518	10,307
Fate Therapeutics, Inc.* (Biotechnology)	1,204	1,324
FB BanCorp, Inc.* (Banking)	198	2,311
FB Financial Corp. (Banks)	464	22,625
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	103	17,744
Federal Signal Corp. (Machinery)	666	84,295
Fennec Pharmaceuticals, Inc.* (Biotechnology)	260	2,127
Ferroglobe PLC* (Metals & Mining)	1,324	5,601
Fidelis Insurance Holdings, Ltd. (Insurance)	660	9,973
Fidelity D&D Bancorp, Inc. (Banks)	53	2,143
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	980	6,370
Finance Of America Cos, Inc.* (Specialty Finance)	49	1,055
Financial Institutions, Inc. (Banks)	220	5,608
Finward BanCorp.* (Banking)	38	1,054
Finwise BanCorp.* (Banking)	100	1,787
First Advantage Corp. (Professional Services)	877	15,163
First Bancorp (Banks)	1,791	37,307
First Bancorp (Banks)	447	22,390
First Bank/Hamilton NJ (Banks)	239	3,561
First Busey Corp. (Banks)	949	21,182
First Business Financial Services, Inc. (Banks)	88	4,191
First Capital, Inc.* (Banking)	36	1,279
First Commonwealth Financial Corp. (Banks)	1,122	18,524
First Community Bancshares, Inc. (Banks)	173	6,315
First Community Corp./SC* (Banking)	82	2,032
First Financial Bancorp (Banks)	1,057	25,622
First Financial Bankshares, Inc. (Banks)	1,491	51,618
First Financial Corp. (Banks)	126	6,747
First Foundation, Inc. (Banks)	703	3,424
First Internet Bancorp (Banks)	86	1,886
First Interstate BancSystem, Inc.—Class A (Banks)	976	28,099
First Merchants Corp. (Banks)	646	24,626
First Mid Bancshares, Inc. (Banks)	229	8,695
First National Corp.* (Banking)	86	1,858
First Savings Financial Group, Inc.* (Banking)	61	1,560
First United Corp.* (Banking)	67	2,202
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	452	7,815

See accompanying notes to financial statements.

166 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
First Western Financial, Inc.* (Banks)	92	$1,991
FirstCash Holdings, Inc.* (Consumer Finance)	439	58,514
Firstsun Capital BanCorp.* (Banking)	140	4,976
FitLife Brands, Inc.* (Biotech & Pharma)	43	538
Five Star Bancorp (Banks)	173	5,206
Five9, Inc.* (Software)	847	21,877
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	346	8,674
Flexsteel Industries, Inc. (Household Durables)	41	1,394
Flotek Industries Inc* (Oil & Gas Services & Equipment)	158	1,904
Flowco Holdings, Inc.*—Class A (Oil & Gas Services & Equipment)	205	3,834
Fluence Energy, Inc.* (Electrical Equipment)	841	6,829
Fluor Corp.* (Construction & Engineering)	1,855	105,309
Flushing Financial Corp. (Banks)	357	4,280
Flywire Corp.* (Financial Services)	1,299	14,146
Foghorn Therapeutics, Inc.* (Biotechnology)	363	1,906
Foot Locker, Inc. (Specialty Retail)	948	23,738
Forafric Global PLC* (Food Products)	56	436
Forestar Group, Inc.* (Real Estate Management & Development)	214	5,307
Forge Global Holdings, Inc.* (Institutional Financial Services)	113	2,477
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	863	24,518
Forrester Research, Inc.* (Professional Services)	127	1,237
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	1,012	5,809
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	123	2,424
Forward Air Corp. (Air Freight & Logistics)	249	7,567
Four Corners Property Trust, Inc. (Specialized REITs)	1,106	27,915
Fox Factory Holding Corp.* (Automobile Components)	466	14,152
Franklin BSP Realty Trust, Inc. (Mortgage REITs)	907	9,161
Franklin Covey Co.* (Professional Services)	123	2,424
Franklin Electric Co., Inc. (Machinery)	442	41,526
Franklin Financial Services Corp.* (Banking)	46	1,849
Franklin Street Properties Corp. (Office REITs)	841	1,388
Frequency Electronics Inc* (Technology Hardware)	73	1,942
Fresh Del Monte Produce, Inc. (Food Products)	368	13,833
Freshworks, Inc.*—Class A (Software)	2,260	29,357
Freyr Battery, Inc.* (Electrical Equipment)	1,235	1,470
Friedman Industries, Inc.* (Steel)	74	1,122
Frontdoor, Inc.* (Diversified Consumer Services)	824	48,205

Common Stocks, continued

	Shares	Value
Frontier Group Holdings, Inc.* (Passenger Airlines)	938	$4,108
FrontView REIT, Inc.* (Retail REITs)	196	2,307
FRP Holdings, Inc.* (Real Estate Management & Development)	129	3,406
FS Bancorp, Inc. (Banks)	73	2,854
FTAI Infrastructure, Inc. (Ground Transportation)	1,082	6,784
fuboTV, Inc.* (Interactive Media & Services)	3,696	14,710
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	591	3,977
Fulgent Genetics, Inc.* (Health Care Providers & Services)	232	3,986
Fulton Financial Corp. (Banks)	2,023	36,313
Funko, Inc.*—Class A (Leisure Products)	385	1,478
FutureFuel Corp. (Oil, Gas & Consumable Fuels)	279	1,130
FVCBankcorp, Inc.* (Banks)	175	2,242
Gaia, Inc.* (Retail—Discretionary)	189	794
Gambling.com Group, Ltd.* (Media)	182	1,924
Gannett Co., Inc.* (Media)	1,560	5,944
Garret Motion, Inc.* (Automotive)	1,407	18,347
GATX Corp. (Trading Companies & Distributors)	398	60,770
GBank Financial Holdings, Inc.* (Specialty Finance)	100	3,754
GCM Grosvenor, Inc.—Class A (Capital Markets)	491	5,789
Genco Shipping & Trading, Ltd. (Marine Transportation)	436	6,945
Gencor Industries, Inc.* (Machinery)	115	1,677
GeneDx Holdings Corp.* (Health Care Providers & Services)	208	21,206
Genesco, Inc.* (Specialty Retail)	113	2,719
Genie Energy, Ltd.—Class B (Electric Utilities)	236	4,796
Genius Sports Ltd.* (Leisure Facilities & Services)	2,454	27,607
Gentherm, Inc.* (Automobile Components)	337	10,797
Genworth Financial, Inc.*—Class A (Insurance)	4,564	35,873
German American Bancorp, Inc. (Banks)	402	15,445
Geron Corp.* (Biotechnology)	6,723	7,731
Getty Images Holdings, Inc.* (Interactive Media & Services)	1,219	2,158
Getty Realty Corp. (Retail REITs)	575	15,979
Gevo, Inc.* (Renewable Energy)	2,563	3,332
Gibraltar Industries, Inc.* (Building Products)	331	21,856
GigaCloud Technology, Inc.*—Class A (Distributors)	293	6,525
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	434	10,242
Ginkgo Bioworks Holdings, Inc.* (Health Care Facilities & Services)	431	5,663
Glacier Bancorp, Inc. (Banks)	1,267	55,533
Gladstone Commercial Corp. (Equity REIT—Diversified)	507	6,667
Gladstone Land Corp. (Specialized REITs)	378	3,478

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 167

Common Stocks, continued

	Shares	Value
Glaukos Corp.* (Health Care Equipment & Supplies)	619	$53,290
Global Business Travel Group, Inc.* (Hotels, Restaurants & Leisure)	1,047	6,732
Global Industrial Co. (Trading Companies & Distributors)	159	5,416
Global Medical REIT, Inc. (Health Care REITs)	708	4,729
Global Net Lease, Inc. (Equity REIT— Diversified)	2,190	15,308
Global Water Resources, Inc. (Water Utilities)	137	1,308
Globalstar, Inc.* (Telecommunications)	556	13,060
GMS, Inc.* (Trading Companies & Distributors)	428	46,926
Gogo, Inc.* (Wireless Telecommunication Services)	759	12,038
GoHealth, Inc.*—Class A (Insurance)	54	331
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	1,107	45,564
Golden Entertainment, Inc. ARS (Hotels, Restaurants & Leisure)	216	6,074
Golden Matrix Group, Inc.* (Entertainment)	160	238
Golden Ocean Group, Ltd. (Marine Transportation)	1,133	9,245
Goosehead Insurance, Inc.*—Class A (Insurance)	264	24,000
Gossamer Bio, Inc.* (Biotech & Pharma)	2,103	4,290
Graham Corp.* (Machinery)	115	6,572
Graham Holdings Co.—Class B (Diversified Consumer Services)	36	34,350
GRAIL, Inc.* (Biotechnology)	338	11,563
Granite Construction, Inc. (Construction & Engineering)	485	45,818
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	599	3,109
Gray Television, Inc. (Media)	974	4,393
Great Ajax Corp.* (Specialty Finance)	466	1,212
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	737	8,166
Great Southern Bancorp, Inc. (Banks)	95	5,409
Green Brick Partners, Inc.* (Household Durables)	351	21,741
Green Dot Corp.*—Class A (Consumer Finance)	594	6,011
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	712	5,888
Greene County Bancorp, Inc. (Banks)	78	1,848
Greenlight Capital Re, Ltd.*—Class A (Insurance)	293	3,809
Greenwich Lifesciences, Inc.* (Biotechnology)	68	744
Greif, Inc.—Class A (Containers & Packaging)	281	17,824
Greif, Inc.—Class B (Containers & Packaging)	51	3,348
Grid Dynamics Holdings, Inc.* (IT Services)	731	6,937
Griffon Corp. (Building Products)	435	35,352

Common Stocks, continued

	Shares	Value
Grindr, Inc.* (Interactive Media & Services)	370	$6,468
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	1,050	13,829
Group 1 Automotive, Inc. (Specialty Retail)	140	57,701
Groupon, Inc.* (Broadline Retail)	277	8,543
Guaranty Bancshares, Inc. (Banks)	99	4,317
Guardant Health, Inc.* (Health Care Providers & Services)	1,323	54,217
Guardian Pharmacy Services, Inc.* (Consumer Staples Distribution & Retail)	141	2,947
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	169	29,428
Gyre Therapeutics, Inc.* (Biotechnology)	150	1,058
H.B. Fuller Co. (Chemicals)	606	34,057
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	1,356	35,215
Haemonetics Corp.* (Health Care Equipment & Supplies)	558	41,314
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	344	6,068
Hamilton Beach Brands Holding Co.—Class A (Household Durables)	80	1,246
Hamilton Insurance Group, Ltd.*—Class B (Insurance)	498	10,702
Hancock Whitney Corp. (Banks)	954	56,973
Hanesbrands, Inc.* (Textiles, Apparel & Luxury Goods)	3,894	15,926
Hanmi Financial Corp. (Banks)	333	7,596
Hanover Bancorp, Inc.* (Banking)	52	1,082
HarborOne Bancorp, Inc. (Banks)	424	5,016
Harmonic, Inc.* (Communications Equipment)	1,246	10,603
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	484	17,027
Harrow, Inc.* (Pharmaceuticals)	350	11,116
Haverty Furniture Cos., Inc. (Specialty Retail)	149	3,074
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,932	20,711
Hawkins, Inc. (Chemicals)	216	35,268
Hawthorn Bancshares, Inc.* (Banking)	64	1,825
HBT Financial, Inc. (Banks)	141	3,507
HCI Group, Inc. (Insurance)	95	13,304
Health Catalyst, Inc.* (Health Care Technology)	749	2,734
Healthcare Services Group, Inc.* (Commercial Services & Supplies)	808	10,512
HealthEquity, Inc.* (Health Care Providers & Services)	945	91,665
HealthStream, Inc. (Health Care Technology)	271	7,089
Heartland Express, Inc. (Ground Transportation)	566	4,426
Hecla Mining Co. (Metals & Mining)	6,649	38,164
Heidrick & Struggles International, Inc. (Professional Services)	227	10,108
Helios Technologies, Inc. (Machinery)	368	13,502
Helen of Troy, Ltd.* (Household Durables)	254	5,583

See accompanying notes to financial statements.

168 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,589	$9,423
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,071	17,361
Herbalife, Ltd.* (Personal Care Products)	1,120	10,304
Herc Holdings, Inc. (Trading Companies & Distributors)	362	42,285
Heritage Commerce Corp. (Banks)	664	6,142
Heritage Financial Corp. (Banks)	378	8,520
Heritage Insurance Holdings, Inc.* (Insurance)	248	5,230
Heron Therapeutics, Inc.* (Biotechnology)	1,694	2,931
Hertz Global Holdings, Inc.* (Ground Transportation)	1,308	8,384
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	445	1,206
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	203	2,024
Hillenbrand, Inc. (Machinery)	782	16,195
Hillman Solutions Corp.* (Machinery)	2,194	17,311
Hilltop Holdings, Inc. (Banks)	509	15,066
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	679	30,433
Himalaya Shipping, Ltd. (Marine Transportation)	330	2,251
Hims & Hers Health, Inc.* (Health Care Providers & Services)	2,112	139,771
Hingham Institution for Savings (Banks)	17	4,163
Hippo Holdings, Inc.* (Insurance)	198	5,116
HireQuest, Inc. (Professional Services)	61	624
HNI Corp. (Commercial Services & Supplies)	514	26,440
Holley, Inc.* (Automobile Components)	660	1,373
Hologic, Inc.* (Biotechnology)	350	1,355
Home Bancorp, Inc. (Banks)	77	4,026
Home BancShares, Inc. (Banks)	2,088	58,798
HomeStreet, Inc. (Banks)	204	2,668
HomeTrust Bancshares, Inc. (Banks)	177	6,878
Hope Bancorp, Inc. (Banks)	1,295	12,937
Horace Mann Educators Corp. (Insurance)	452	19,224
Horizon Bancorp, Inc. (Banks)	481	7,451
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	54	6,451
Hub Group, Inc.—Class A (Air Freight & Logistics)	662	23,183
Hudson Pacific Properties, Inc. (Office REITs)	3,540	8,673
Hudson Technologies, Inc.* (Trading Companies & Distributors)	431	4,047
Humacyte, Inc.* (Biotechnology)	1,388	3,331
Huron Consulting Group, Inc.* (Professional Services)	189	24,963
Hut 8 Corp.* (Software)	1,044	22,164
Hyliion Holdings Corp.* (Machinery)	1,435	2,153
Hyster-Yale, Inc.—Class A (Machinery)	130	5,461
I3 Verticals, Inc.*—Class A (Financial Services)	256	7,163
IBEX Holdings, Ltd.* (Professional Services)	111	3,282
Ibotta, Inc.*—Class A (Media)	145	5,271

Common Stocks, continued

	Shares	Value
ICF International, Inc. (Professional Services)	203	$17,030
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	377	7,461
ICU Medical, Inc.* (Health Care Equipment & Supplies)	268	34,414
Idaho Strategic Resources, Inc.* (Metals & Mining)	139	2,280
Ideaya Biosciences, Inc.* (Biotechnology)	928	22,597
IDT Corp.—Class B (Diversified Telecommunication Services)	180	10,604
IES Holdings, Inc.* (Construction & Engineering)	100	35,307
iHeartMedia, Inc.*—Class A (Media)	1,321	2,470
IMAX Corp.* (Entertainment)	478	12,328
Immersion Corp. (Technology Hardware, Storage & Peripherals)	328	2,286
ImmunityBio, Inc.* (Biotechnology)	2,548	6,268
Immunome, Inc.* (Biotechnology)	816	8,584
Immunovant, Inc.* (Biotechnology)	757	12,173
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	288	44,519
Independence Realty Trust, Inc. (Residential REITs)	2,577	43,217
Independent Bank Corp. (Banks)	224	6,843
Independent Bank Corp. (Banks)	540	34,317
indie Semiconductor, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	2,148	8,399
Indivior PLC* (Biotech & Pharma)	1,344	27,149
Industrial Logistics Properties Trust (Industrial REITs)	592	3,149
Infinity Natural Resources, Inc.*—Class A (Oil & Gas Producers)	162	2,415
Information Services Group, Inc. (IT Services)	390	1,681
Ingevity Corp.* (Chemicals)	404	16,883
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	162	10,195
Inhibikase Therapeutics, Inc.* (Biotech & Pharma)	670	1,059
Inhibrx Biosciences, Inc.* (Biotechnology)	100	2,192
Inmune Bio, Inc.* (Biotechnology)	185	505
Innodata, Inc.* (Professional Services)	336	18,446
Innospec, Inc. (Chemicals)	278	22,212
Innovage Holding Corp.* (Health Care Providers & Services)	224	744
Innovative Industrial Properties, Inc. (Industrial REITs)	308	15,924
Innovex International, Inc.* (Energy Equipment & Services)	429	7,044
Innoviva, Inc.* (Pharmaceuticals)	697	12,664
Inogen, Inc.* (Health Care Equipment & Supplies)	263	1,660
Inseego Corp.* (Technology Hardware)	137	907
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	308	36,523
Insperity, Inc. (Professional Services)	400	23,832
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	277	2,496

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 169

Common Stocks, continued

	Shares	Value
Installed Building Products, Inc. (Household Durables)	260	$52,595
Insteel Industries, Inc. (Building Products)	207	7,473
Intapp, Inc.* (Software)	614	24,591
Integer Holdings Corp.* (Health Care Equipment & Supplies)	382	41,451
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	743	9,763
Integral Ad Science Holding Corp.* (Media)	844	6,921
Intellia Therapeutics, Inc.* (Biotechnology)	1,141	13,281
Inter Parfums, Inc. (Personal Care Products)	203	24,481
InterDigital, Inc. (Software)	287	74,103
Interface, Inc. (Commercial Services & Supplies)	642	13,238
International Bancshares Corp. (Banks)	604	41,181
International Game Technology PLC (Hotels, Restaurants & Leisure)	1,239	18,387
International Money Express, Inc.* (Financial Services)	311	2,796
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	446	17,795
Intrepid Potash, Inc.* (Chemicals)	119	3,960
Intuitive Machines, Inc.* (Aerospace & Defense)	1,212	13,526
InvenTrust Properties Corp. (Retail REITs)	865	23,848
Invesco Mortgage Capital, Inc. (Mortgage REITs)	730	5,512
Investar Holding Corp. (Banks)	101	2,192
Investors Title Co. (Insurance)	16	3,380
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	2,628	104,779
Iovance Biotherapeutics, Inc.* (Biotechnology)	2,839	7,296
iRadimed Corp. (Health Care Equipment & Supplies)	90	5,251
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	353	49,484
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,772	1,354
Ispire Technology, Inc.* (Tobacco)	209	573
iTeos Therapeutics, Inc.* (Biotechnology)	331	3,356
Itron, Inc.* (Electronic Equipment, Instruments & Components)	503	62,644
Ivanhoe Electric, Inc.* (Metals & Mining)	950	9,082
J & J Snack Foods Corp. (Food Products)	172	19,417
J Jill, Inc. (Specialty Retail)	81	1,270
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	208	4,098
Jackson Financial, Inc.—Class A (Financial Services)	794	69,524
Jade Biosciences, Inc.* (Biotech & Pharma)	359	2,581
JAKKS Pacific, Inc.* (Leisure Products)	99	1,753
James River Group Holdings, Ltd. (Insurance)	408	2,326
Jamf Holding Corp.* (Software)	747	5,931
Janus International Group, Inc.* (Building Products)	1,502	12,872
Janux Therapeutics, Inc.* (Biotechnology)	436	10,471

Common Stocks, continued

	Shares	Value
JBG SMITH Properties (Office REITs)	818	$17,325
JELD-WEN Holding, Inc.* (Building Products)	942	4,239
JetBlue Airways Corp.* (Passenger Airlines)	3,564	15,824
Joby Aviation, Inc.* (Passenger Airlines)	5,113	85,184
John B. Sanfilippo & Son, Inc. (Food Products)	86	5,445
John Bean Technologies Corp. (Machinery)	579	79,785
John Marshall Bancorp, Inc. (Banks)	140	2,577
John Wiley & Sons, Inc.—Class A (Media)	456	17,602
Johnson Outdoors, Inc.—Class A (Leisure Products)	59	1,959
Journey Medical Corp.* (Biotech & Pharma)	134	985
Kadant, Inc. (Machinery)	131	43,593
Kaiser Aluminum Corp. (Metals & Mining)	178	13,761
Kaltura, Inc.* (Software)	902	1,615
KalVista Pharmaceuticals, Inc.* (Biotechnology)	418	5,697
KAR Auction Services, Inc.* (Commercial Services & Supplies)	1,178	29,026
Karat Packaging, Inc. (Trading Companies & Distributors)	76	2,069
KB Home (Household Durables)	775	42,827
Kearney Financial Corp. (Banks)	634	3,760
Kelly Services, Inc.—Class A (Professional Services)	336	4,116
Kennametal, Inc. (Machinery)	856	21,195
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,340	9,809
Keros Therapeutics, Inc.* (Biotechnology)	374	5,356
Kestra Medical Technologies Ltd.* (Medical Equipment & Devices)	146	2,409
Kforce, Inc. (Professional Services)	199	6,935
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	269	5,046
KinderCare Learning Cos., Inc.* (Diversified Consumer Services)	349	3,354
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	491	21,300
Kingstone Companies, Inc.* (Insurance)	122	2,000
Kingsway Financial Services, Inc.* (Insurance)	201	2,810
Kite Realty Group Trust (Retail REITs)	2,448	53,806
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	633	5,722
Knife River Corp.* (Construction Materials)	634	52,292
Knowles Corp.* (Electronic Equipment, Instruments & Components)	959	19,477
Kodiak Gas Services, Inc. (Energy Equipment & Services)	598	19,333
Kodiak Sciences, Inc.* (Biotechnology)	363	2,387
Kohl's Corp. (Broadline Retail)	1,208	13,094
Kolibri Global Energy, Inc.* (Oil & Gas Producers)	391	2,401

See accompanying notes to financial statements.

170 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	610	$33,954
Kopin Corp.* (Technology Hardware)	1,656	2,964
Koppers Holdings, Inc. (Chemicals)	214	7,032
Korn Ferry (Professional Services)	573	40,609
Korro Bio, Inc.* (Biotechnology)	73	1,092
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	5,255	11,298
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	1,822	106,952
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	854	3,091
Kronos Worldwide, Inc. (Chemicals)	242	1,295
Krystal Biotech, Inc.* (Biotechnology)	275	42,314
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	578	18,935
KULR Technology Group, Inc.* (Technology Hardware)	365	2,004
Kura Oncology, Inc.* (Biotechnology)	876	5,300
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	70	6,142
Kymera Therapeutics, Inc.* (Biotechnology)	518	22,663
L.B. Foster Co.*—Class A (Machinery)	113	2,656
Ladder Capital Corp. (Mortgage REITs)	1,266	13,825
Lakeland Financial Corp. (Banks)	284	17,997
Lakeland Industries, Inc.* (Apparel & Textile Products)	101	1,405
Lancaster Colony Corp. (Food Products)	223	39,640
Landec Corp.* (Life Sciences Tools & Services)	306	2,142
Landmark BanCorp, Inc./Manhattan KS* (Banking)	50	1,215
Lands' End, Inc.* (Specialty Retail)	132	1,548
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	748	53,250
Larimar Therapeutics, Inc.* (Biotechnology)	469	1,623
Latham Group, Inc.* (Leisure Products)	498	3,376
Laureate Education, Inc. (Diversified Consumer Services)	1,426	32,228
Lawson Products, Inc.* (Trading Companies & Distributors)	109	3,267
La-Z-Boy, Inc. (Household Durables)	460	16,546
LCI Industries (Automobile Components)	273	25,935
LCNB Corp. (Banks)	149	2,199
Legacy Housing Corp.* (Household Durables)	96	2,148
Legalzoom.com, Inc.* (Professional Services)	1,228	11,040
Leggett & Platt, Inc. (Household Durables)	1,478	14,115
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	231	18,766
Lemonade, Inc.* (Insurance)	616	23,211
LendingClub Corp.* (Consumer Finance)	1,255	19,565
LendingTree, Inc.* (Consumer Finance)	124	5,788
LENSAR, Inc.* (Medical Equipment & Devices)	104	1,341
LENZ Therapeutics, Inc.* (Biotechnology)	197	5,865
Lexeo Therapeutics, Inc.* (Biotechnology)	264	1,249

Common Stocks, continued

	Shares	Value
Lexington Realty Trust (Industrial REITs)	3,231	$25,073
LGI Homes, Inc.* (Household Durables)	230	12,252
Liberty Energy, Inc. (Energy Equipment & Services)	1,750	21,595
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	323	2,277
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	1,389	9,917
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	1,504	43,195
Life360, Inc.* (Software)	178	13,633
LifeMD, Inc.* (Health Care Technology)	408	4,247
LifeStance Health Group, Inc.* (Health Care Providers & Services)	1,467	5,839
LIFEVANTAGE CORPORATION* (Food Products)	117	1,468
Lifeway Foods, Inc.* (Food Products)	57	1,438
Lifezone Metals, Ltd.* (Metals & Mining)	307	1,354
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	211	27,763
Lightbridge Corp.* (Electrical Equipment)	208	2,804
Limbach Holdings, Inc.* (Construction & Engineering)	117	16,029
Limoneira Co. (Food Products)	184	2,701
Lincoln Educational Services Corp.* (Diversified Consumer Services)	328	7,501
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	417	4,983
Lindsay Corp. (Machinery)	121	16,518
LINKBANCORP, Inc. (Banks)	238	1,637
Lionsgate Studios Corp.* (Entertainment)	2,124	12,574
Liquidia Corp.* (Pharmaceuticals)	711	13,289
Liquidity Services, Inc.* (Commercial Services & Supplies)	258	6,161
LivaNova PLC* (Health Care Equipment & Supplies)	604	25,483
Live Oak Bancshares, Inc. (Banks)	392	12,391
LiveRamp Holdings, Inc.* (Software)	716	23,499
Livewire Group, Inc.* (Automobiles)	407	1,526
loanDepot, Inc.* (Specialty Finance)	904	1,437
Logistic Properties Of The Americas* (Real Estate Owners & Developers)	35	212
LSB Industries, Inc.* (Chemicals)	596	4,607
LSI Industries, Inc. (Electrical Equipment)	295	5,399
LTC Properties, Inc. (Health Care REITs)	504	17,156
Lucid Diagnostics, Inc.* (Medical Equipment & Devices)	767	751
Lumen Technologies, Inc.* (Diversified Telecommunication Services)	10,570	47,037
Lument Finance Trust Inc* (Specialty Finance)	505	1,091
Luminar Technologies, Inc.* (Automobile Components)	446	1,325
Luxfer Holdings PLC (Machinery)	296	3,558
M/I Homes, Inc.* (Household Durables)	293	35,216
Mack-Cali Realty Corp.* (Residential REITs)	875	12,320
Madison Square Garden Entertainment Corp.* (Entertainment)	439	16,590

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 171

Common Stocks, continued

	Shares	Value
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	187	$56,568
Magnera Corp.* (Forestry, Paper & Wood Products)	369	4,594
Magnite, Inc.* (Media)	1,551	35,689
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	2,064	49,165
MainStreet Bancshares, Inc.* (Banking)	78	1,576
Malibu Boats, Inc.*—Class A (Leisure Products)	209	6,962
Mama's Creations, Inc.* (Food Products)	378	3,122
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	269	699
Mannkind Corp.* (Biotechnology)	3,353	12,674
MARA Holdings, Inc.* (Software)	3,845	61,828
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	1,352	3,164
Marcus & Millichap, Inc. (Real Estate Management & Development)	266	8,289
Marex Group PLC* (Institutional Financial Services)	353	13,619
Marine Products Corp. (Leisure Products)	97	833
MarineMax, Inc.* (Specialty Retail)	210	4,763
MarketWise, Inc. (Capital Markets)	24	442
Marqeta, Inc.*—Class A (Financial Services)	4,261	24,288
Marriott Vacations Worldwide Corp.* (Hotels, Restaurants & Leisure)	354	26,362
Marten Transport, Ltd. (Ground Transportation)	646	7,855
Masterbrand, Inc.* (Building Products)	1,407	15,519
MasterCraft Boat Holdings, Inc.* (Leisure Products)	181	3,501
Materion Corp. (Metals & Mining)	229	24,114
Mativ Holdings, Inc. (Chemicals)	599	3,965
Matrix Service Co.* (Construction & Engineering)	295	4,508
Matson, Inc. (Marine Transportation)	360	38,442
Matthews International Corp.—Class A (Commercial Services & Supplies)	331	7,775
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	76	1,293
MaxCyte, Inc.* (Life Sciences Tools & Services)	1,120	2,307
Maximus, Inc. (Professional Services)	627	46,311
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	904	14,301
Mayville Engineering Co., Inc.* (Machinery)	158	2,650
Maze Therapeutics, Inc.* (Biotechnology)	98	1,446
MBIA, Inc. (Insurance)	506	2,697
MBX Biosciences, Inc.* (Pharmaceuticals)	189	2,504
McGrath RentCorp (Trading Companies & Distributors)	272	33,943
Medallion Financial Corp. (Consumer Finance)	180	1,838
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	369	3,697
Medifast, Inc. (Personal Care Products)	119	1,639
MediWound, Ltd.* (Pharmaceuticals)	85	1,584

Common Stocks, continued

	Shares	Value
Mednax, Inc.* (Health Care Providers & Services)	946	$11,589
MeiraGTx Holdings PLC* (Biotechnology)	462	3,534
Mercantile Bank Corp. (Banks)	176	8,041
Merchants Bancorp (Financial Services)	287	8,409
Mercurity Fintech Holding, Inc.* (Commercial Support Services)	354	1,458
Mercury General Corp. (Insurance)	298	20,637
Mercury Systems, Inc.* (Aerospace & Defense)	577	30,344
Meridian Bank of Malvern, PA (Banking)	100	1,473
MeridianLink, Inc.* (Software)	353	5,641
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	648	54,989
Meritage Homes Corp. (Household Durables)	788	53,064
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	57	4,359
Metals Acquisition, Ltd.*—Class A (Metals & Mining)	791	9,516
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	375	2,460
Metrocity Bankshares, Inc. (Banks)	217	5,989
Metropolitan Bank Holding Corp.* (Banks)	108	7,618
Metsera, Inc.* (Biotechnology)	197	6,499
MFA Financial, Inc. (Mortgage REITs)	1,141	10,372
MGE Energy, Inc. (Electric Utilities)	409	34,740
MGP Ingredients, Inc. (Beverages)	156	4,412
Microvast Holdings, Inc.* (Automotive)	2,204	6,987
MicroVision, Inc.* (Electronic Equipment, Instruments & Components)	2,717	3,016
Mid Penn Bancorp, Inc. (Banks)	221	6,066
Middlefield Banc Corp. (Banks)	81	2,256
Middlesex Water Co. (Water Utilities)	198	10,217
Midland States Bankcorp, Inc. (Banks)	228	3,867
MidWestOne Financial Group, Inc. (Banks)	227	6,252
Miller Industries, Inc. (Machinery)	122	4,972
MillerKnoll, Inc. (Commercial Services & Supplies)	750	14,235
MiMedx Group, Inc.* (Biotechnology)	1,311	9,426
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	834	7,581
Minerals Technologies, Inc. (Chemicals)	354	20,585
Mineralys Therapeutics, Inc.* (Biotechnology)	433	6,127
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	2,327	52,008
Mirum Pharmaceuticals, Inc.* (Biotechnology)	481	24,858
Mission Produce, Inc.* (Food Products)	534	6,590
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,099	6,347
Mistras Group, Inc.* (Professional Services)	182	1,445
Mitek Systems, Inc.* (Software)	493	4,447
Mobile Infrastructure Corp.* (Real Estate Owners & Developers)	159	585
Modine Manufacturing Co.* (Automobile Components)	581	78,180

See accompanying notes to financial statements.

172 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Modiv Industrial, Inc.* (Retail REITs)	104	$1,492
Moelis & Co.—Class A (Capital Markets)	824	57,795
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	143	14,723
Monopar Therapeutics, Inc.* (Biotech & Pharma)	45	1,853
Monro, Inc. (Specialty Retail)	331	4,665
Montauk Renewables, Inc.* (Independent Power/Renewable Electricity Producers)	745	1,617
Monte Rosa Therapeutics, Inc.* (Biotechnology)	517	2,559
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	359	8,146
Moog, Inc.—Class A (Aerospace & Defense)	312	60,397
Motorcar Parts of America, Inc.* (Automotive)	202	2,095
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	169	2,621
MRC Global, Inc.* (Trading Companies & Distributors)	944	13,858
M-Tron Industries, Inc.* (Electrical Equipment)	27	1,187
Mueller Water Products, Inc.—Class A (Machinery)	1,729	42,810
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,498	37,165
MVB Financial Corp. (Banks)	128	2,911
Myers Industries, Inc. (Containers & Packaging)	411	6,021
Myomo, Inc.* (Medical Equipment & Devices)	361	697
MYR Group, Inc.* (Construction & Engineering)	171	33,089
Myriad Genetics, Inc.* (Biotechnology)	1,008	3,871
N-able, Inc.* (Software)	799	6,456
Nabors Industries, Ltd.* (Energy Equipment & Services)	157	5,460
NACCO Industries, Inc.—Class A (Oil, Gas & Consumable Fuels)	44	1,668
NANO Nuclear Energy, Inc.* (Electrical Equipment)	296	10,487
Nano-X Imaging, Ltd.* (Health Care Providers & Services)	712	3,354
Napco Security Technologies, Inc. (Electronic Equipment, Instruments & Components)	390	11,907
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	29	2,755
National Bank Holdings Corp.—Class A (Banks)	420	15,565
National Bankshares, Inc. (Banks)	69	1,915
National Beverage Corp. (Beverages)	266	12,188
National CineMedia, Inc.* (Media)	710	3,415
National Energy Services Reunited Corp.* (Oil & Gas Services & Equipment)	676	4,508
National Health Investors, Inc. (Health Care REITs)	512	35,768
National HealthCare Corp. (Health Care Providers & Services)	141	13,540

Common Stocks, continued

	Shares	Value
National Presto Industries, Inc. (Aerospace & Defense)	58	$5,594
National Research Corp. (Health Care Providers & Services)	140	1,750
National Vision Holdings, Inc.* (Specialty Retail)	863	20,936
Natural Gas Services Group, Inc.* (Energy Equipment & Services)	113	2,722
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	141	5,342
Nature's Sunshine Products, Inc.* (Personal Care Products)	162	2,270
Navient Corp. (Consumer Finance)	782	10,119
Navigator Holdings Ltd.* (Transportation & Logistics)	362	5,709
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,484	10,878
NB Bancorp, Inc.* (Banks)	388	6,685
NBT Bancorp, Inc. (Banks)	567	23,462
NCR Atleos Corp.* (Financial Services)	812	24,847
NCR Voyix Corp.* (Software)	1,541	20,988
Nelnet, Inc.—Class A (Consumer Finance)	154	19,215
Neogen Corp.* (Health Care Equipment & Supplies)	2,422	11,262
NeoGenomics, Inc.* (Health Care Providers & Services)	1,429	6,916
Neonode, Inc.* (Technology Hardware)	116	2,340
NerdWallet, Inc.*—Class A (Consumer Finance)	458	4,850
Nerdy, Inc.* (Diversified Consumer Services)	640	966
NET Lease Office Properties* (Office REITs)	165	5,476
Net Power, Inc.* (Electrical Equipment)	376	1,083
NETGEAR, Inc.* (Communications Equipment)	307	7,138
NetScout Systems, Inc.* (Communications Equipment)	775	16,601
NETSTREIT Corp. (Retail REITs)	911	16,608
Neurogene, Inc.* (Biotechnology)	109	2,373
Neuronetics, Inc.* (Health Care Facilities & Services)	400	1,756
NeuroPace, Inc.* (Health Care Equipment & Supplies)	266	2,264
New Fortress Energy Inc (Oil & Gas Producers)	1,874	5,107
New Jersey Resources Corp. (Gas Utilities)	1,120	51,419
New York Community Bancorp, Inc.* (Banks)	3,367	38,013
New York Mortgage Trust, Inc. (Mortgage REITs)	942	5,963
Newmark Group, Inc.—Class A (Real Estate Management & Development)	1,510	22,907
Newpark Resources, Inc.* (Energy Equipment & Services)	891	8,037
Newsmax, Inc.* (Internet Media & Services)	84	1,116
NewtekOne, Inc. (Financial Services)	275	3,146

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 173

Common Stocks, continued

	Shares	Value
NexPoint Diversified Real Estate Trust* (Equity REIT—Diversified)	390	$1,712
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	85	1,173
NexPoint Residential Trust, Inc. (Residential REITs)	249	7,764
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	1,482	16,836
Nextdoor Holdings, Inc.* (Interactive Media & Services)	2,345	4,104
NextNav, Inc.* (Software)	975	14,420
NextNRG, Inc.* (Oil & Gas Producers)	194	258
NEXTracker, Inc.*—Class A (Electrical Equipment)	1,572	91,584
Nexxen International Ltd.* (Advertising & Marketing)	419	4,307
NI Holdings, Inc.* (Insurance)	76	968
Nicolet Bankshares, Inc. (Banks)	150	19,350
NioCorp Developments Ltd.* (Metals & Mining)	574	1,619
Nkarta, Inc.* (Biotechnology)	592	1,285
NL Industries, Inc. (Commercial Services & Supplies)	93	574
nLight, Inc.* (Electronic Equipment, Instruments & Components)	533	11,198
NMI Holdings, Inc.*—Class A (Financial Services)	866	32,319
Noble Corp. PLC (Energy Equipment & Services)	1,399	37,506
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	2,272	6,339
Northeast Bank (Banks)	82	8,132
Northeast Community Bancorp, Inc. (Banks)	137	2,830
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	1,024	28,836
Northfield Bancorp, Inc. (Banks)	418	4,452
Northpointe Bancshares, Inc.* (Banking)	117	1,718
Northrim Bancorp, Inc. (Banks)	60	5,012
Northwest Bancshares, Inc. (Banks)	1,414	16,544
Northwest Natural Holding Co. (Gas Utilities)	448	17,884
Northwest Pipe Co.* (Construction & Engineering)	108	4,512
NorthWestern Energy Group, Inc. (Multi-Utilities)	684	36,731
Norwood Financial Corp. (Banks)	95	2,303
NovaGold Resources, Inc.* (Metals & Mining)	2,761	14,330
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	400	49,208
Novavax, Inc.* (Biotechnology)	1,658	11,026
Novocure, Ltd.* (Health Care Equipment & Supplies)	1,125	13,016
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	542	4,542
Nurix Therapeutics, Inc.* (Biotechnology)	835	9,402
NuScale Power Corp.* (Electrical Equipment)	1,404	70,494
Nutex Health, Inc.* (Software)	38	3,223
Nuvalent, Inc.*—Class A (Biotechnology)	476	37,295

Common Stocks, continued

	Shares	Value
Nuvation Bio, Inc.* (Pharmaceuticals)	2,764	$6,523
Nuvectis Pharma, Inc.* (Biotech & Pharma)	143	995
NV5 Global, Inc.* (Professional Services)	644	14,458
NVE Corp. (Semiconductors & Semiconductor Equipment)	54	3,420
Oak Valley Bancorp. (Banks)	76	2,025
Oceaneering International, Inc.* (Energy Equipment & Services)	1,041	22,590
OceanFirst Financial Corp. (Banks)	633	10,622
Ocular Therapeutix, Inc.* (Pharmaceuticals)	1,557	18,030
OFG Bancorp (Banks)	502	21,395
Ohio Valley Banc Corp.* (Asset Management)	42	1,354
O-I Glass, Inc.* (Containers & Packaging)	1,703	22,156
Oil States International, Inc.* (Energy Equipment & Services)	648	3,234
Oil-Dri Corp. of America (Household Products)	110	6,204
Oklo, Inc.* (Electric Utilities)	1,138	87,159
Olaplex Holdings, Inc.* (Personal Care Products)	1,556	2,163
Old National Bancorp (Banks)	3,552	74,982
Old Point Financial Corp* (Banking)	44	1,767
Old Second Bancorp, Inc. (Banks)	481	8,163
Olema Pharmaceuticals, Inc.* (Biotechnology)	660	3,392
Olo, Inc.* (Software)	1,279	13,404
Olympic Steel, Inc. (Metals & Mining)	110	3,421
Omega Flex, Inc. (Machinery)	39	1,244
Omeros Corp.* (Pharmaceuticals)	625	2,419
OmniAb, Inc.* (Life Sciences Tools & Services)	1,111	2,122
Omnicell, Inc.* (Health Care Equipment & Supplies)	516	16,001
ON24, Inc.* (Software)	415	2,058
Oncology Institute, Inc./The* (Health Care Facilities & Services)	654	2,400
ONE Gas, Inc. (Gas Utilities)	664	48,273
One Liberty Properties, Inc. (Equity REIT—Diversified)	203	4,543
OneSpan, Inc.* (Software)	400	5,900
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	1,051	23,248
OneWater Marine, Inc.* (Specialty Retail)	124	1,902
Onity Group, Inc.* (Financial Services)	74	2,791
Ooma, Inc.* (Software)	281	3,198
OP Bancorp (Banking)	130	1,664
OPAL Fuels, Inc.* (Renewable Energy)	234	555
Open Lending Corp.* (Capital Markets)	1,135	2,486
OPKO Health, Inc.* (Health Care Providers & Services)	4,007	5,129
Oportun Financial Corp.* (Specialty Finance)	371	2,274
OppFi, Inc. (Consumer Finance)	269	2,862
OptimizeRx Corp.* (Health Care Technology)	191	2,410
Option Care Health, Inc.* (Health Care Providers & Services)	1,826	53,593
Orange County Bancorp, Inc. (Banks)	106	2,649
See accompanying notes to financial statements.

174 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	833	$2,649
Orchid Island Capital, Inc. (Mortgage REITs)	1,194	8,310
Organogenesis Holdings, Inc.* (Biotechnology)	756	3,493
ORIC Pharmaceuticals, Inc.* (Biotechnology)	497	4,955
Origin Bancorp, Inc. (Banks)	330	12,062
Orion Group Holdings, Inc.* (Construction & Engineering)	418	3,097
Orion SA (Chemicals)	614	5,956
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	677	60,530
Orrstown Financial Services, Inc. (Banks)	207	6,802
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	430	4,747
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	187	3,875
Oruka Therapeutics Inc* (Biotech & Pharma)	301	4,091
Oscar Health, Inc.*—Class A (Insurance)	2,029	28,507
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	178	39,340
Otter Tail Corp. (Electric Utilities)	427	32,956
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	563	13,163
Outbrain, Inc.* (Interactive Media & Services)	400	1,012
Outfront Media, Inc. (Specialized REITs)	1,544	27,066
Outset Medical, Inc.* (Software)	196	3,148
Owens & Minor, Inc.* (Health Care Providers & Services)	835	5,787
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	157	5,994
P10, Inc.—Class A (Capital Markets)	602	7,405
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	3,058	4,220
Pacific Premier Bancorp, Inc. (Banks)	1,064	23,057
Pacira BioSciences, Inc.* (Pharmaceuticals)	510	10,756
PACS Group, Inc.* (Health Care Providers & Services)	488	5,397
Pagaya Technologies, Ltd.*—Class A (Software)	465	13,973
PagerDuty, Inc.* (Software)	935	15,072
Pagseguro Digital, Ltd.*—Class A (Financial Services)	1,965	15,386
Palladyne AI Corp.* (Machinery)	283	2,315
Palomar Holdings, Inc.* (Insurance)	292	38,687
Palvella Therapeutics, Inc.* (Biotech & Pharma)	76	2,780
PAM Transportation Services, Inc.* (Ground Transportation)	67	759
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	330	1,607
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	362	15,352
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	592	18,577

Common Stocks, continued

	Shares	Value
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	444	$26,986
Paramount Group, Inc. (Office REITs)	2,070	12,668
Park Aerospace Corp. (Aerospace & Defense)	202	3,640
Park National Corp. (Banks)	164	26,547
Parke Bancorp, Inc. (Banks)	110	2,272
Park-Ohio Holdings Corp. (Machinery)	106	1,738
Pathward Financial, Inc. (Banks)	260	19,663
Patria Investments, Ltd.—Class A (Capital Markets)	666	9,291
Patrick Industries, Inc. (Automobile Components)	360	35,006
Patriot National Bancorp Inc* (Banking)	487	760
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	3,914	23,132
Payoneer Global, Inc.* (Financial Services)	3,085	20,268
Paysafe, Ltd.* (Financial Services)	360	4,374
Paysign, Inc.* (Financial Services)	380	2,827
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	929	20,995
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	123	7,576
PCB Bancorp (Banks)	121	2,473
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	354	7,869
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	1,356	21,899
Peakstone Realty Trust (Office REITs)	408	5,549
Peapack-Gladstone Financial Corp. (Banks)	177	4,510
Pebblebrook Hotel Trust (Hotel & Resort REITs)	1,303	13,069
Peloton Interactive, Inc.*—Class A (Leisure Products)	4,085	29,167
Penguin Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	591	13,930
PennyMac Financial Services, Inc. (Financial Services)	324	30,177
PennyMac Mortgage Investment Trust (Mortgage REITs)	967	11,401
Peoples Bancorp of North Carolina, Inc. (Banks)	47	1,349
Peoples Bancorp, Inc. (Banks)	386	11,055
Peoples Financial Services Corp. (Banks)	103	5,017
Perdoceo Education Corp. (Diversified Consumer Services)	682	19,628
Perella Weinberg Partners (Capital Markets)	675	13,460
Performant Financial Corp.* (Commercial Services & Supplies)	777	2,758
Perimeter Solutions SA* (Chemicals)	1,542	24,872
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	192	2,212
Perpetua Resources Corp.* (Metals & Mining)	510	7,701
Personalis, Inc.* (Health Care Facilities & Services)	555	3,041
Perspective Therapeutics, Inc.* (Biotechnology)	660	2,534

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 175

Common Stocks, continued

	Shares	Value
Petco Health & Wellness Co., Inc.* (Specialty Retail)	869	$2,616
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	468	3,997
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	226	5,989
Phillips Edison & Co., Inc. (Retail REITs)	1,399	47,272
Phinia, Inc. (Automobile Components)	437	22,156
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	681	13,865
Phreesia, Inc.* (Health Care Technology)	626	16,877
Piedmont Lithium, Inc.* (Metals & Mining)	229	1,672
Piedmont Office Realty Trust, Inc. (Office REITs)	1,377	10,410
Pioneer Bancorp, Inc.* (Banks)	125	1,534
Piper Sandler Cos. (Capital Markets)	194	61,171
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,033	23,095
PJT Partners, Inc.—Class A (Capital Markets)	255	45,548
Planet Labs PBC* (Professional Services)	2,372	14,825
Playstudios, Inc.* (Entertainment)	978	1,125
Playtika Holding, Corp.* (Entertainment Content)	623	2,775
Plexus Corp.* (Electronic Equipment, Instruments & Components)	298	37,995
Plug Power, Inc.* (Electrical Equipment)	10,126	15,189
Plumas Bancorp (Banks)	59	2,434
Plymouth Industrial REIT, Inc. (Industrial REITs)	455	6,607
Polaris Industries, Inc.* (Leisure Products)	591	31,271
Ponce Financial Group, Inc.* (Banks)	218	3,063
Porch Group, Inc.* (Software)	892	11,257
Portillo's, Inc.*—Class A (Hotels, Restaurants & Leisure)	625	6,225
Portland General Electric Co. (Electric Utilities)	1,222	50,249
Postal Realty Trust, Inc.—Class A (Office REITs)	248	3,400
Potbelly Corp.* (Hotels, Restaurants & Leisure)	283	3,404
PotlatchDeltic Corp. (Specialized REITs)	868	35,493
Powell Industries, Inc. (Electrical Equipment)	106	25,133
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	628	30,471
Power Solutions International, Inc.* (Machinery)	73	6,844
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	1,377	5,591
PRA Group, Inc.* (Consumer Finance)	437	6,642
Prairie Operating Co.* (Software)	239	739
Praxis Precision Medicines, Inc.* (Biotechnology)	197	10,681
Precigen, Inc.* (Biotechnology)	1,661	2,840
Preferred Bank (Banks)	138	12,533
Preformed Line Products Co. (Electrical Equipment)	27	4,167
Premier, Inc.—Class A (Health Care Providers & Services)	1,013	21,759

Common Stocks, continued

	Shares	Value
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	548	$40,526
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	284	30,530
Prime Medicine, Inc.* (Biotechnology)	646	2,416
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	6	1,011
Primis Financial Corp. (Banks)	233	2,607
Primoris Services Corp. (Construction & Engineering)	600	56,502
Princeton Bancorp, Inc. (Banks)	59	1,781
Priority Technology Holdings, Inc.* (Financial Services)	276	1,891
Privia Health Group, Inc.* (Health Care Providers & Services)	1,274	24,868
ProAssurance Corp.* (Insurance)	566	13,448
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	582	28,233
Pro-Dex, Inc.* (Medical Equipment & Devices)	23	1,151
Proficient Auto Logistics, Inc.* (Ground Transportation)	261	1,804
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	136	955
PROG Holdings, Inc. (Consumer Finance)	445	14,169
Progress Software Corp. (Software)	475	22,838
Progyny, Inc.* (Health Care Providers & Services)	761	17,891
ProPetro Holding Corp.* (Energy Equipment & Services)	887	4,754
PROS Holdings, Inc.* (Software)	485	7,610
Protagonist Therapeutics, Inc.* (Biotechnology)	645	34,740
Protalix Biotherapeutics Inc* (Biotech & Pharma)	772	1,127
Protara Therapeutics, Inc.* (Biotech & Pharma)	358	1,110
Prothena Corp. PLC* (Biotechnology)	429	2,947
Proto Labs, Inc.* (Machinery)	264	11,384
Provident Bancorp, Inc.* (Banks)	177	2,161
Provident Financial Services, Inc. (Banks)	1,427	26,000
PTC Therapeutics, Inc.* (Biotechnology)	861	44,867
PubMatic, Inc.*—Class A (Media)	462	5,549
Pulmonx Corp.* (Health Care Equipment & Supplies)	423	778
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	196	2,944
Puma Biotechnology, Inc.* (Biotechnology)	470	1,462
Pure Cycle Corp.* (Water Utilities)	219	2,146
PureCycle Technologies, Inc.* (Chemicals)	1,439	19,297
Q2 Holdings, Inc.* (Software)	689	55,947
QCR Holdings, Inc. (Banks)	183	12,993
Quad/Graphics, Inc. (Commercial Services & Supplies)	320	1,706
Quaker Chemical Corp. (Chemicals)	155	17,735
Qualys, Inc.* (Software)	405	53,893
Quanex Building Products Corp. (Building Products)	524	10,208
Quanterix Corp.* (Life Sciences Tools & Services)	408	2,424

See accompanying notes to financial statements.

176 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Quantum Computing Inc* (Software)	1,277	$18,950
Quantum-Si, Inc.* (Life Sciences Tools & Services)	1,562	2,312
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	751	17,288
QuinStreet, Inc.* (Interactive Media & Services)	603	9,895
Rackspace Technology, Inc.* (IT Services)	926	1,120
Radian Group, Inc. (Financial Services)	1,567	51,100
Radiant Logistics, Inc.* (Air Freight & Logistics)	367	2,169
RadNet, Inc.* (Health Care Providers & Services)	737	40,336
Ramaco Resources, Inc.—Class A (Metals & Mining)	394	8,018
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	1,196	88,419
Ranger Bermuda Topco Ltd.* (Insurance)	19	516
Ranger Energy Services, Inc. (Energy Equipment & Services)	190	2,544
Ranpak Holdings Corp.* (Containers & Packaging)	520	1,898
Rapid7, Inc.* (Software)	708	14,953
Rapport Therapeutics, Inc.* (Pharmaceuticals)	194	2,786
Rayonier Advanced Materials, Inc.* (Chemicals)	714	2,742
RBB Bancorp (Banks)	187	3,387
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	91	3,261
RCM TECHNOLOGIES, INC.* (Technology Services)	54	1,302
RE/MAX Holdings, Inc.—Class A (Real Estate Management & Development)	203	1,561
Ready Capital Corp. (Mortgage REITs)	1,846	7,772
Recursion Pharmaceuticals, Inc.*—Class A (Biotechnology)	3,761	22,378
Red Cat Holdings, Inc.* (Aerospace & Defense)	829	6,864
Red River Bancshares, Inc. (Banks)	52	3,129
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	541	33,190
Red Violet, Inc.* (Software)	125	5,541
Redwire Corp.* (Aerospace & Defense)	372	5,316
Redwood Trust, Inc. (Mortgage REITs)	1,473	8,043
REGENXBIO, Inc.* (Biotechnology)	518	4,408
Regional Management Corp. (Consumer Finance)	103	3,424
Relay Therapeutics, Inc.* (Biotechnology)	1,467	5,164
Remitly Global, Inc.* (Financial Services)	1,718	28,347
Renasant Corp. (Banks)	1,045	38,289
Repay Holdings Corp.* (Financial Services)	862	4,241
Replimune Group, Inc.* (Biotechnology)	729	5,125
ReposiTrak, Inc. (Software)	125	2,060
Repro-Med Systems, Inc.* (Medical Equipment & Devices)	470	1,626
Republic Bancorp, Inc.—Class A (Banks)	93	6,404
Reservoir Media, Inc.* (Entertainment)	225	1,787
Resideo Technologies, Inc.* (Building Products)	1,646	44,936

Common Stocks, continued

	Shares	Value
Resolute Holdings Management, Inc.* (Asset Management)	47	$1,905
Resources Connection, Inc. (Professional Services)	360	1,822
REV Group, Inc. (Machinery)	569	28,194
Revolve Group, Inc.* (Specialty Retail)	449	9,317
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	164	8,574
Rezolute, Inc.* (Biotech & Pharma)	741	4,409
Rezolve AI PLC* (Software)	1,007	2,951
RGC Resources, Inc. (Gas Utilities)	92	1,853
Rhinebeck BanCorp, Inc.* (Banking)	50	635
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	603	51,393
Ribbon Communications, Inc.* (Communications Equipment)	1,039	3,907
Richardson Electronics, Ltd. (Electronic Equipment, Instruments & Components)	134	1,351
Richmond Mutual BanCorp, Inc.* (Banking)	101	1,398
Richtech Robotics, Inc.* (Machinery)	766	1,455
Rigel Pharmaceuticals, Inc.* (Biotechnology)	195	4,107
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	3,135	45,458
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	145	3,805
Rimini Street, Inc.* (Software)	540	2,592
Riot Platforms, Inc.* (Software)	3,662	49,107
Riverview Bancorp, Inc.* (Banking)	226	1,114
RLJ Lodging Trust (Hotel & Resort REITs)	1,645	12,173
Rocket Pharmaceuticals, Inc.* (Biotechnology)	929	2,833
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	78	2,040
Rogers Corp.* (Electronic Equipment, Instruments & Components)	206	13,509
Root, Inc.*—Class A (Insurance)	118	14,282
RPC, Inc. (Energy Equipment & Services)	990	4,604
Rumble, Inc.* (Internet Media & Services)	873	7,369
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	693	37,519
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	102	5,540
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	983	19,817
RXO, Inc.* (Ground Transportation)	1,801	27,826
RxSight, Inc.* (Health Care Equipment & Supplies)	412	3,205
Ryerson Holding Corp. (Metals & Mining)	300	6,180
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	652	61,978
S&T Bancorp, Inc. (Banks)	424	15,535
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	758	23,248
Sabra Health Care REIT, Inc. (Health Care REITs)	2,635	47,509
Sabre Corp.* (Hotels, Restaurants & Leisure)	4,018	12,175

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 177

Common Stocks, continued

	Shares	Value
Safe Builders, Inc. (Marine Transportation)	638	$2,507
Safehold, Inc. (Specialized REITs)	622	8,702
Safety Insurance Group, Inc. (Insurance)	163	11,467
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,132	11,026
Sana Biotechnology, Inc.* (Biotechnology)	1,478	6,001
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	34	822
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	403	4,187
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	579	67,187
SANUWAVE Health, Inc.* (Medical Equipment & Devices)	78	3,001
Sapiens International Corp. N.V. (Software)	344	9,429
Satellogic, Inc.* (Telecommunications)	763	2,503
Saul Centers, Inc. (Retail REITs)	136	4,382
Savara, Inc.* (Biotechnology)	1,401	3,629
Savers Value Village, Inc.* (Broadline Retail)	258	2,686
SB Financial Group* (Banking)	66	1,241
SBC Medical Group Holdings, Inc.* (Health Care Facilities & Services)	63	273
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	241	9,360
Scholar Rock Holding Corp.* (Biotechnology)	899	33,308
Scholastic Corp. (Media)	240	5,921
Schrodinger, Inc.* (Health Care Technology)	624	12,686
Scilex Holding Co.* (Biotech & Pharma)	29	393
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	482	21,791
scPharmaceuticals, Inc.* (Pharmaceuticals)	379	1,925
Seacoast Banking Corp. of Florida (Banks)	942	26,555
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	228	1,140
Seadrill, Ltd.* (Energy Equipment & Services)	696	20,295
Seaport Entertainment Group Inc* (Real Estate Owners & Developers)	83	1,915
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	301	14,246
Security National Financial Corp.*—Class A (Specialty Finance)	171	1,450
Select Energy Services, Inc.—Class A (Energy Equipment & Services)	1,034	9,957
Select Medical Holdings Corp. (Health Care Providers & Services)	1,239	18,325
Selective Insurance Group, Inc. (Insurance)	674	52,551
Selectquote, Inc.* (Insurance)	1,522	2,679
SELLAS Life Sciences Group, Inc.* (Biotech & Pharma)	1,057	1,681
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	93	3,334
SEMrush Holdings, Inc.* (Software)	509	4,561

Common Stocks, continued

	Shares	Value
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	966	$49,363
Seneca Foods Corp.*—Class A (Food Products)	51	5,341
Sensient Technologies Corp. (Chemicals)	468	52,552
Septerna, Inc.* (Pharmaceuticals)	237	2,941
Serve Robotics, Inc.* (Internet Media & Services)	519	5,289
Service Properties Trust (Hotel & Resort REITs)	1,712	4,503
ServisFirst Bancshares, Inc. (Banks)	572	44,988
Seven Hills Realty Trust (Mortgage REITs)	161	1,657
Sezzle, Inc.* (Financial Services)	164	25,394
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	1,344	12,338
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	431	51,867
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	562	8,250
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	1,863	10,042
Shoe Carnival, Inc. (Specialty Retail)	201	4,112
Shore Bancshares, Inc. (Banks)	342	5,304
ShotSpotter, Inc.* (Software)	106	1,209
Shutterstock, Inc. (Interactive Media & Services)	266	5,097
SI-BONE, Inc.* (Health Care Equipment & Supplies)	421	7,170
Siebert Financial Corp.* (Asset Management)	157	639
Sierra Bancorp (Banks)	139	4,075
SIGA Technologies, Inc. (Pharmaceuticals)	455	3,008
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	457	1,522
Signet Jewelers, Ltd. (Specialty Retail)	463	36,623
Sila Realty Trust, Inc.* (Health Care REITs)	617	15,079
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	358	47,174
Silvaco Group, Inc.* (Software)	85	378
Silvercrest Asset Management Group, Inc.—Class A (Capital Markets)	89	1,456
Simmons First National Corp.—Class A (Banks)	1,567	30,039
Simulations Plus, Inc. (Health Care Technology)	185	2,409
Sinclair, Inc. (Media)	428	6,189
Sionna Therapeutics, Inc.* (Medical Equipment & Devices)	137	2,296
SiriusPoint, Ltd.* (Insurance)	1,136	22,277
SITE Centers Corp. (Retail REITs)	556	5,988
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	233	47,264
Sitio Royalties Corp.—Class A (Oil, Gas & Consumable Fuels)	865	15,717
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,063	31,847
SJW Group (Water Utilities)	353	17,046

See accompanying notes to financial statements.

178 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Skillsoft Corp.* (Software)	49	$699
Sky Harbour Group Corp.* (Transportation Infrastructure)	236	2,306
Skyward Specialty Insurance Group, Inc.* (Insurance)	396	20,030
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	291	2,604
SkyWest, Inc.* (Passenger Airlines)	448	51,950
SKYX Platforms Corp.* (Electrical Equipment)	678	678
SL Green Realty Corp. (Office REITs)	796	45,572
Sleep Number Corp.* (Specialty Retail)	231	1,693
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,265	34,901
SmartFinancial, Inc. (Banks)	161	5,516
Smartstop Self Storage REIT, Inc.* (REITS & Real Estate Management)	314	10,638
Smith & Wesson Brands, Inc. (Leisure Products)	487	3,872
Smith-Midland Corp.* (Construction Materials)	30	1,043
Solaris Energy Infrastructure, Inc.* (Energy Equipment & Services)	404	13,199
Soleno Therapeutics, Inc.* (Biotechnology)	445	38,479
Solesence, Inc.* (Household Products)	208	713
Solid Biosciences, Inc.* (Biotechnology)	731	5,000
Solid Power, Inc.* (Automobile Components)	1,606	5,123
Sonic Automotive, Inc.—Class A (Specialty Retail)	164	11,865
Sonida Senior Living, Inc.* (Health Care Providers & Services)	61	1,490
Sonos, Inc.* (Household Durables)	1,303	14,085
Sound Financial Bancorp, Inc.* (Banking)	24	1,105
SoundHound AI, Inc.*—Class A (Software)	4,058	41,919
South Plains Financial, Inc. (Banks)	142	5,270
Southern California BanCorp* (Banks)	249	3,733
Southern First Bancshares, Inc.* (Banks)	86	3,574
Southern Missouri Bancorp, Inc. (Banks)	107	5,788
Southland Holdings, Inc.* (Construction & Engineering)	118	507
Southside Bancshares, Inc. (Banks)	320	9,421
Southwest Gas Holdings, Inc. (Gas Utilities)	718	56,105
SpartanNash Co. (Consumer Staples Distribution & Retail)	373	9,899
Spectrum Brands Holdings, Inc. (Household Products)	283	15,143
Sphere Entertainment Co.* (Entertainment)	308	13,259
Spire Global, Inc.* (Professional Services)	304	3,049
Spire, Inc. (Gas Utilities)	639	47,586
Spirit Aviation Holdings, Inc. (Transportation & Logistics)	178	728
Spok Holdings, Inc. (Wireless Telecommunication Services)	226	4,145
Sprinklr, Inc.*—Class A (Software)	1,220	10,992
Sprout Social, Inc.*—Class A (Software)	573	9,827

Common Stocks, continued

	Shares	Value
SPS Commerce, Inc.* (Software)	422	$45,941
SPX Technologies, Inc.* (Machinery)	506	92,288
Spyre Therapeutics, Inc.* (Biotechnology)	552	9,367
SR BanCorp, Inc.* (Banking)	87	1,211
SSR Mining, Inc.* (Metals & Mining)	2,256	26,959
STAAR Surgical Co.* (Health Care Equipment & Supplies)	553	9,907
Stagwell, Inc.* (Media)	1,279	7,329
Standard BioTools, Inc.* (Life Sciences Tools & Services)	3,315	4,409
Standard Motor Products, Inc. (Automobile Components)	234	7,104
Standex International Corp. (Machinery)	131	21,581
Starz Entertainment Corp.* (Entertainment)	142	2,066
Steelcase, Inc.—Class A (Commercial Services & Supplies)	929	9,597
Stellar Bancorp, Inc. (Banks)	521	15,385
Stepan Co. (Chemicals)	239	12,134
StepStone Group, Inc.—Class A (Capital Markets)	695	41,255
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	634	1,439
Sterling Infrastructure, Inc.* (Construction & Engineering)	331	88,572
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	769	18,460
Stewart Information Services Corp. (Insurance)	308	19,998
Stitch Fix, Inc.*—Class A (Specialty Retail)	1,176	5,562
Stock Yards Bancorp, Inc. (Banks)	291	21,755
Stoke Therapeutics, Inc.* (Biotechnology)	454	5,834
StoneCo, Ltd.* (Financial Services)	2,686	34,327
StoneX Group, Inc.* (Capital Markets)	501	48,717
Strategic Education, Inc. (Diversified Consumer Services)	267	19,797
Strattec Security Corporation* (Industrial Intermediate Products)	43	2,729
Stratus Properties, Inc.* (Real Estate Management & Development)	74	1,179
Strawberry Fields REIT, Inc. (Health Care REITs)	80	821
Stride, Inc.* (Diversified Consumer Services)	473	60,654
Sturm Ruger & Co., Inc. (Leisure Products)	178	6,080
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,216	6,348
Summit Midstream Corp.* (Oil & Gas Producers)	110	2,803
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	566	6,560
SunCoke Energy, Inc. (Metals & Mining)	941	6,954
SunOpta, Inc.* (Food Products)	1,061	6,186
Sunrise Realty Trust, Inc.* (Mortgage REITs)	113	1,131
Sunrun, Inc.* (Electrical Equipment)	2,322	23,824
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	2,135	18,681
Super Group SGHC, Ltd. (Hotels, Restaurants & Leisure)	1,765	18,974

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 179

Common Stocks, continued

	Shares	Value
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	125	$1,206
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	598	20,990
Surgery Partners, Inc.* (Health Care Providers & Services)	857	18,811
Surmodics, Inc.* (Health Care Equipment & Supplies)	154	5,529
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	1,147	14,773
SWK Holdings Corp.* (Financial Services)	34	506
Sylvamo Corp. (Paper & Forest Products)	381	17,553
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	432	27,086
Synchronoss Technologies, Inc.* (Software)	119	871
Syndax Pharmaceuticals, Inc.* (Biotechnology)	944	9,364
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	260	2,595
Talkspace, Inc.* (Health Care Providers & Services)	1,363	3,312
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,334	11,406
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	740	11,529
Tanger, Inc. (Retail REITs)	1,239	37,195
Tango Therapeutics, Inc.* (Biotechnology)	849	5,128
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	356	2,702
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	429	16,654
Taylor Morrison Home Corp.* (Household Durables)	1,093	64,792
Taysha Gene Therapies, Inc.* (Biotechnology)	1,835	5,010
TechTarget, Inc.* (Media)	294	2,129
Tecnoglass, Inc. (Building Products)	270	21,068
Tectonic Therapeutic, Inc.* (Biotech & Pharma)	122	2,707
Teekay Corp.* (Transportation & Logistics)	578	4,162
Teekay Tankers, Ltd.—Class A (Transportation & Logistics)	266	11,264
TEGNA, Inc. (Media)	1,782	29,759
Tejon Ranch Co.* (Real Estate Management & Development)	233	4,185
Teladoc Health, Inc.* (Health Care Technology)	1,948	14,045
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	1,087	42,436
Telos Corp.* (Software)	608	1,563
Tenable Holdings, Inc.* (Software)	1,324	41,454
Tennant Co. (Machinery)	208	17,168
Terawulf, Inc.* (Software)	2,950	15,222
Terex Corp. (Machinery)	722	36,721
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	801	4,670
Terreno Realty Corp. (Industrial REITs)	1,133	62,869
TETRA Technologies, Inc.* (Energy Equipment & Services)	1,407	5,769

Common Stocks, continued

	Shares	Value
Tevogen Bio Holdings, Inc.* (Biotechnology)	314	$311
Texas Capital Bancshares, Inc.* (Banks)	504	42,321
TG Therapeutics, Inc.* (Biotechnology)	1,609	57,119
The Andersons, Inc. (Consumer Staples Distribution & Retail)	363	13,039
The Arena Group Holdings, Inc.* (Advertising & Marketing)	143	874
The Baldwin Insurance Group, Inc.* (Insurance)	779	28,698
The Bancorp, Inc.* (Banks)	505	31,896
The Bank of NT Butterfield & Son, Ltd. (Banks)	482	21,936
The Beauty Health Co.* (Personal Care Products)	1,266	1,950
The Brink's Co. (Commercial Services & Supplies)	480	41,922
The Buckle, Inc. (Specialty Retail)	350	17,280
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	512	32,722
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	404	27,698
The Chemours Co.* (Chemicals)	1,669	19,995
The E.W. Scripps Co.*—Class A (Media)	696	2,081
The Eastern Co. (Machinery)	64	1,475
The Ensign Group, Inc. (Health Care Providers & Services)	622	93,300
The First Bancorp, Inc. (Banks)	119	3,000
The GEO Group, Inc.* (Commercial Services & Supplies)	1,516	39,295
The Goodyear Tire & Rubber Co.* (Automobile Components)	2,894	29,750
The Gorman-Rupp Co. (Machinery)	232	9,549
The Greenbrier Cos., Inc. (Machinery)	341	15,516
The Hackett Group, Inc. (IT Services)	278	6,502
The Hain Celestial Group, Inc.* (Food Products)	1,003	1,575
The Honest Co., Inc.* (Personal Care Products)	1,034	4,767
The Joint Corp.* (Health Care Providers & Services)	167	1,844
The Lovesac Co.* (Household Durables)	150	2,702
The Macerich Co. (Retail REITs)	2,815	47,039
The Manitowoc Co., Inc.* (Machinery)	382	4,871
The Marcus Corp. (Entertainment)	263	4,305
The ODP Corp.* (Specialty Retail)	306	5,459
The Pennant Group, Inc.* (Health Care Providers & Services)	375	8,314
The Real Brokerage, Inc.* (Real Estate Management & Development)	1,175	4,641
The RealReal, Inc.* (Specialty Retail)	1,055	5,549
The RMR Group, Inc.—Class A (Real Estate Management & Development)	172	2,762
The Simply Good Foods Co.* (Food Products)	1,039	31,648
The St. Joe Co. (Real Estate Management & Development)	422	21,311
The Vita Coco Co., Inc.* (Beverages)	445	15,690
The York Water Co. (Water Utilities)	160	4,842
Theravance Biopharma, Inc.* (Pharmaceuticals)	419	4,676

See accompanying notes to financial statements.

180 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Thermon Group Holdings, Inc.* (Electrical Equipment)	369	$10,435
Third Coast Bancshares, Inc.* (Banks)	143	5,384
Third Harmonic Bio, Inc.*† (Pharmaceuticals)	278	1,496
ThredUp, Inc.*—Class A (Specialty Retail)	1,008	8,326
Thryv Holdings, Inc.* (Media)	413	5,435
Tidewater, Inc.* (Energy Equipment & Services)	560	28,006
Tile Shop Holdings, Inc.* (Specialty Retail)	319	2,013
Timberland Bancorp, Inc./WA (Banks)	83	2,597
TimkenSteel Corp.* (Metals & Mining)	407	6,431
Tiptree, Inc. (Insurance)	261	5,424
Titan America SA* (Construction Materials)	269	3,860
Titan International, Inc.* (Machinery)	539	4,560
Titan Machinery, Inc.* (Trading Companies & Distributors)	231	4,463
Tompkins Financial Corp. (Banks)	149	9,637
Tonix Pharmaceuticals Holding Corp.* (Biotech & Pharma)	84	3,165
Tootsie Roll Industries, Inc.* (Food Products)	195	7,396
Topgolf Callaway Brands Corp.* (Leisure Products)	1,463	13,533
Torrid Holdings, Inc.* (Specialty Retail)	262	652
Tourmaline Bio, Inc.* (Biotechnology)	211	4,669
TowneBank (Banks)	783	27,428
TPG RE Finance Trust, Inc. (Mortgage REITs)	759	6,603
Traeger, Inc.* (Household Durables)	351	569
Transcat, Inc.* (Trading Companies & Distributors)	102	7,796
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	21	861
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	368	43,781
Transocean, Ltd.* (Energy Equipment & Services)	8,255	24,105
TRAVELZOO INC.* (Internet Media & Services)	70	699
Travere Therapeutics, Inc.* (Biotechnology)	976	15,079
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	528	2,835
Tredegar Corp.* (Metals & Mining)	296	2,578
TreeHouse Foods, Inc.* (Food Products)	557	10,706
Trevi Therapeutics, Inc.* (Pharmaceuticals)	840	6,220
Tri Pointe Homes, Inc.* (Household Durables)	991	30,523
TriCo Bancshares (Banks)	339	13,940
Triller Group, Inc.* (Internet Media & Services)	1,141	615
TriMas Corp. (Containers & Packaging)	368	13,149
TriNet Group, Inc. (Professional Services)	332	22,513
Trinity Industries, Inc. (Machinery)	907	21,133
Trinseo PLC* (Chemicals)	377	1,007

Common Stocks, continued

	Shares	Value
TripAdvisor, Inc.* (Interactive Media & Services)	1,289	$22,544
TriSalus Life Sciences, Inc.* (Biotech & Pharma)	177	749
Triumph Financial, Inc.* (Banks)	248	14,067
Tronox Holdings PLC—Class A (Chemicals)	1,324	4,224
TrueBlue, Inc.* (Professional Services)	317	2,289
TrueCar, Inc.* (Interactive Media & Services)	872	1,596
Trupanion, Inc.* (Insurance)	411	19,486
TrustCo Bank Corp. (Banks)	206	6,913
Trustmark Corp. (Banks)	629	23,430
TSS Inc/MD* (Engineering & Construction)	202	5,494
TTEC Holdings, Inc. (Professional Services)	220	1,096
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,116	52,731
Tucows, Inc.*—Class A (IT Services)	75	1,292
TuHURA Biosciences, Inc.* (Biotech & Pharma)	284	704
Turning Point Brands, Inc. (Tobacco)	190	15,758
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	166	2,414
Tutor Perini Corp.* (Construction & Engineering)	493	23,738
Tvardi Therapeutics, Inc.* (Biotech & Pharma)	38	986
Twist Bioscience Corp.* (Biotechnology)	655	21,988
Two Harbors Investment Corp. (Mortgage REITs)	1,157	11,281
TXNM Energy, Inc. (Electric Utilities)	1,027	58,323
Tyra Biosciences, Inc.* (Biotechnology)	267	2,918
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	167	12,216
Udemy, Inc.* (Diversified Consumer Services)	1,076	8,188
UFP Industries, Inc. (Building Products)	669	65,562
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	83	18,790
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	495	11,147
UMB Financial Corp. (Banks)	805	88,541
UMH Properties, Inc. (Residential REITs)	865	14,082
UniFirst Corp. (Commercial Services & Supplies)	167	28,562
Union Bankshares, Inc./Morrisville VT* (Banking)	40	1,088
Unisys Corp.* (IT Services)	739	3,052
United Bankshares, Inc. (Banks)	1,569	55,731
United Community Banks, Inc. (Banks)	1,335	40,718
United Fire Group, Inc. (Insurance)	233	6,186
United Insurance Holdings Corp.* (Insurance)	271	2,821
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	662	18,298
United Security Bancshares/Fresno CA* (Banking)	153	1,308

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 181

Common Stocks, continued

	Shares	Value
United States Antimony Corp.* (Metals & Mining)	1,014	$3,103
United States Lime & Minerals, Inc. (Construction Materials)	120	11,950
Uniti Group, Inc. (Specialized REITs)	2,629	13,986
Unitil Corp. (Multi-Utilities)	179	9,233
Unity Bancorp, Inc. (Banks)	81	3,978
Universal Corp. (Tobacco)	268	14,598
Universal Health Realty Income Trust (Health Care REITs)	143	5,547
Universal Insurance Holdings, Inc. (Insurance)	282	6,666
Universal Logistics Holdings, Inc. (Ground Transportation)	75	1,795
Universal Technical Institute, Inc.* (Diversified Consumer Services)	497	16,013
Univest Financial Corp. (Banks)	319	9,200
Upbound Group, Inc. (Specialty Retail)	582	12,010
Upstart Holdings, Inc.* (Consumer Finance)	933	76,264
Upstream Bio, Inc.* (Biotechnology)	386	5,910
Upwork, Inc.* (Professional Services)	1,378	16,481
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	4,716	40,888
Urban Edge Properties (Retail REITs)	1,410	27,805
Urban Outfitters, Inc.* (Specialty Retail)	701	52,771
UroGen Pharma, Ltd.* (Biotechnology)	409	7,796
US Gold Corp.* (Metals & Mining)	122	1,247
US Goldmining, Inc.* (Metals & Mining)	18	140
USANA Health Sciences, Inc.* (Personal Care Products)	123	3,615
USCB Financial Holdings, Inc. (Banks)	118	1,964
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	34	1,890
Utz Brands, Inc. (Food Products)	802	10,450
V2X, Inc.* (Aerospace & Defense)	191	9,050
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	1,147	4,267
Valaris, Ltd.* (Energy Equipment & Services)	706	34,333
Valhi, Inc. (Chemicals)	27	424
Valley National Bancorp (Banks)	5,375	49,826
Value Line, Inc. (Capital Markets)	9	334
Vanda Pharmaceuticals, Inc.* (Biotechnology)	617	2,628
Varex Imaging Corp.* (Health Care Equipment & Supplies)	455	3,312
Varonis Systems, Inc.* (Software)	1,223	68,280
Vaxcyte, Inc.* (Biotechnology)	1,393	47,291
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	633	13,154
Velocity Financial, Inc.* (Financial Services)	124	2,058
Vera Therapeutics, Inc.* (Biotechnology)	570	11,850
Veracyte, Inc.* (Biotechnology)	868	20,407
Verastem, Inc.* (Biotechnology)	503	3,104
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	46	135
Vericel Corp.* (Biotechnology)	558	19,497
Verint Systems, Inc.* (Software)	689	14,662

Common Stocks, continued

	Shares	Value
Veritex Holdings, Inc. (Banks)	587	$18,620
Verra Mobility Corp.* (Professional Services)	1,770	44,710
Vertex, Inc.*—Class A (Software)	721	23,916
Vestis Corp. (Commercial Services & Supplies)	1,278	7,745
Viad Corp.* (Commercial Services & Supplies)	235	7,106
Viant Technology, Inc.*—Class A (Software)	174	2,523
Viasat, Inc.* (Communications Equipment)	1,256	20,636
Viavi Solutions, Inc.* (Communications Equipment)	2,453	24,653
Vicor Corp.* (Electrical Equipment)	259	11,510
Victoria's Secret & Co.* (Specialty Retail)	758	14,250
Victory Capital Holdings, Inc.—Class A (Capital Markets)	490	33,766
Viemed Healthcare, Inc.* (Health Care Providers & Services)	386	2,351
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	101	3,474
Vimeo, Inc.* (Interactive Media & Services)	1,743	6,606
Vir Biotechnology, Inc.* (Biotechnology)	986	4,999
Virco Mfg. Corp. (Commercial Services & Supplies)	122	944
Virginia National Bankshares Corp. (Banks)	53	1,954
Viridian Therapeutics, Inc.* (Biotechnology)	769	13,473
Virtus Investment Partners, Inc. (Capital Markets)	73	14,112
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,342	21,995
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	133	3,527
Visteon Corp. (Automobile Components)	304	33,790
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	330	6,168
Vital Farms, Inc.* (Food Products)	384	14,285
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	327	7,825
Vivid Seats, Inc.*—Class A (Entertainment)	724	1,122
Vox Royalty Corp.* (Metals & Mining)	444	1,407
Voyager Therapeutics, Inc.* (Biotechnology)	516	1,646
Vroom, Inc.* (Specialty Finance)	12	301
VSE Corp. (Commercial Services & Supplies)	225	35,222
VTEX* (Software)	640	3,821
Vuzix Corp.* (Technology Hardware)	711	1,429
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	1,099	1,945
Wabash National Corp. (Machinery)	456	4,542
WaFd, Inc. (Banks)	213	5,738
Waldencast PLC*—Class A (Personal Care Products)	469	835
Walker & Dunlop, Inc. (Financial Services)	365	27,379

See accompanying notes to financial statements.

182 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks, continued

	Shares	Value
Warby Parker, Inc.*—Class A (Specialty Retail)	1,087	$26,034
Warrior Met Coal, Inc. (Metals & Mining)	578	29,698
Washington Federal, Inc. (Banks)	892	25,962
Waterstone Financial, Inc. (Financial Services)	175	2,329
Watts Water Technologies, Inc.—Class A (Machinery)	304	79,744
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	1,241	10,052
Waystar Holding Corp.* (Health Care Technology)	1,010	37,350
WD-40 Co. (Household Products)	151	32,375
Weave Communications, Inc.* (Software)	646	4,716
WEBTOON Entertainment, Inc.* (Interactive Media & Services)	199	1,998
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	183	13,251
Werner Enterprises, Inc. (Ground Transportation)	665	18,434
WesBanco, Inc. (Banks)	1,049	31,606
West Bancorp, Inc. (Banks)	167	3,004
Westamerica Bancorp (Banks)	282	13,508
Western New England Bancorp, Inc.* (Banking)	204	2,173
Westrock Coffee Co.* (Food Products)	399	2,653
WESTWOOD HOLDINGS GROUP INC* (Asset Management)	83	1,451
Weyco Group, Inc. (Distributors)	68	1,977
Whitestone REIT (Retail REITs)	500	6,095
WideOpenWest, Inc.* (Media)	560	1,887
Willdan Group, Inc.* (Professional Services)	154	13,136
Willis Lease Finance Corp. (Trading Companies & Distributors)	40	5,663
Winmark Corp. (Specialty Retail)	33	12,455
Winnebago Industries, Inc. (Automobiles)	302	8,976
WisdomTree, Inc. (Capital Markets)	1,333	17,689
WK Kellogg Co. (Food Products)	690	15,905
WM Technology, Inc.* (Software)	967	863
WNS Holdings, Ltd.* (Professional Services)	448	33,506
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	893	20,164
Workiva, Inc.* (Software)	557	35,553
World Acceptance Corp.* (Consumer Finance)	37	5,821
World Kinect Corp. (Oil, Gas & Consumable Fuels)	612	16,689
Worthington Enterprises, Inc. (Household Durables)	349	21,628
Worthington Steel, Inc. (Metals & Mining)	364	11,109
WSFS Financial Corp. (Banks)	643	35,262
Xencor, Inc.* (Biotechnology)	780	6,490
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	1,127	14,324
Xenon Pharmaceuticals, Inc.* (Biotech & Pharma)	842	25,715
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	1,660	8,449

Common Stocks, continued

	Shares	Value
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,304	$5,281
XOMA Royalty Corp.* (Biotechnology)	104	2,588
Xometry, Inc.*—Class A (Trading Companies & Distributors)	482	15,588
XPEL, Inc.* (Automobile Components)	267	8,728
Xperi, Inc.* (Software)	495	2,980
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	304	3,180
Yelp, Inc.* (Interactive Media & Services)	685	23,584
Yext, Inc.* (Software)	1,144	9,289
Y-mAbs Therapeutics, Inc.* (Biotechnology)	408	1,824
Zenas Biopharma, Inc.* (Biotechnology)	180	2,828
Zeta Global Holdings Corp.*—Class A (Software)	2,083	32,599
Zevia PBC* (Beverages)	349	1,082
Zevra Therapeutics, Inc.* (Pharmaceuticals)	601	6,677
Ziff Davis, Inc.* (Interactive Media & Services)	471	14,658
Zimvie, Inc.* (Health Care Equipment & Supplies)	304	5,712
ZipRecruiter, Inc.* (Interactive Media & Services)	726	3,049
Zspace, Inc.* (Software)	24	68
Zumiez, Inc.* (Specialty Retail)	175	2,399
Zurn Elkay Water Solutions Corp. (Building Products)	1,666	73,720
Zymeworks, Inc.* (Biotechnology)	543	6,820
TOTAL COMMON STOCKS (Cost $16,744,584)		28,393,104

Rights (0.0%)

Cartesian Therapeutics, Inc.*†CVR (Biotechnology)	1,656	—
Chinook Therapeutics*†CVR (Biotechnology)	750	—
Empire Petroleum Corp.† (Oil & Gas Producers)	162	—
TOTAL RIGHTS (Cost $—)		—

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*† (Metals & Mining)	1,320	$—
TOTAL TRUST (Cost $—)		—

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: UltraSmall-Cap ProFund :: 183

Repurchase Agreements(b)(c) (29.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $11,711,366	$11,710,000	$11,710,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,710,000)		11,710,000
TOTAL INVESTMENT SECURITIES (Cost $28,454,584)—99.6%		40,103,104
Net other assets (liabilities)—0.4%		166,325
NET ASSETS—100.0%		$40,269,429

*  Non-income producing security.

†  These securities were fair valued based on procedures approved by the Board of Trustees. As of July 31, 2025, these securities represented 0.0% of the net assets of the Fund.

(a)  Number of shares is less than 0.50.

(b)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $7,093,000.

CVR  Contingent Value Rights

REIT  Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
CME E-mini Russell 2000 Index Futures Contracts	40	9/22/25	$4,440,400	$(25,120)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	8/27/25	4.53%	$8,925,011	$(208,255)
Russell 2000 Index	Goldman Sachs International	8/27/25	4.88%	14,588,043	(303,847)
				$23,513,054	$(512,102)
iShares Russell 2000 ETF	UBS AG	8/27/25	5.13%	$4,139,359	$(91,048)
Russell 2000 Index	UBS AG	8/27/25	5.03%	19,652,722	(407,769)
				$23,792,081	$(498,817)
				$47,305,135	$(1,010,919)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

184 :: UltraSmall-Cap ProFund :: Schedule of Portfolio Investments :: July 31, 2025

UltraSmall-Cap ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Advertising & Marketing	$5,181	NM
Aerospace & Defense	472,782	1.2%
Air Freight & Logistics	32,919	0.1%
Apparel & Textile Products	6,904	NM
Asset Management	18,058	NM
Automobile Components	363,895	0.9%
Automobiles	10,502	NM
Automotive	27,429	0.1%
Banking	62,160	0.2%
Banks	2,932,067	7.3%
Beverages	33,373	0.1%
Biotech & Pharma	131,320	0.3%
Biotechnology	1,920,919	4.8%
Broadline Retail	24,323	0.1%
Building Products	414,240	1.0%
Cable & Satellite	7,527	NM
Capital Markets	486,001	1.2%
Chemicals	486,062	1.2%
Commercial Services & Supplies	551,268	1.4%
Commercial Support Services	1,459	NM
Communications Equipment	208,656	0.5%
Construction & Engineering	660,657	1.6%
Construction Materials	69,145	0.2%
Consumer Finance	308,293	0.8%
Consumer Staples Distribution & Retail	149,708	0.3%
Containers & Packaging	70,514	0.2%
Distributors	12,971	NM
Diversified Consumer Services	360,726	0.9%
Diversified Telecommunication Services	110,042	0.3%
Electric Utilities	331,657	0.8%
Electrical Equipment	520,790	1.3%
Electronic Equipment, Instruments & Components	968,799	2.4%
Energy Equipment & Services	451,985	1.1%
Engineering & Construction	6,926	NM
Entertainment	139,423	0.4%
Entertainment Content	4,492	NM
Equity REIT—Diversified	179,665	0.4%
Financial Services	687,290	1.7%
Food Products	281,222	0.7%
Forestry, Paper & Wood Products	4,594	NM
Gas & Water Utilities	52,118	0.1%
Gas Utilities	253,450	0.6%
Ground Transportation	101,183	0.2%
Health Care Equipment & Supplies	730,717	1.8%
Health Care Facilities & Services	26,058	0.1%
Health Care Providers & Services	881,544	2.2%
Health Care REITs	273,970	0.7%
Health Care Technology	114,445	0.3%
Hotel & Resort REITs	183,045	0.5%
Hotels, Restaurants & Leisure	578,102	1.4%
Household Durables	513,137	1.3%
Household Products	95,337	0.2%
Independent Power/Renewable Electricity Producers	62,147	0.2%
Industrial Conglomerates	8,151	NM
Industrial Intermediate Products	2,729	NM
Industrial REITs	113,622	0.3%
Institutional Financial Services	16,660	NM
Insurance	565,698	1.4%
	Value	% of Net Assets
Interactive Media & Services	$180,903	0.5%
Internet Media & Services	15,088	NM
IT Services	180,126	0.4%
Leisure Facilities & Services	28,359	0.1%
Leisure Products	133,608	0.3%
Life Sciences Tools & Services	90,394	0.2%
Machinery	1,128,712	2.8%
Marine Transportation	66,796	0.2%
Media	215,353	0.5%
Medical Equipment & Devices	41,389	0.1%
Metals & Mining	432,257	1.1%
Mortgage REITs	253,840	0.6%
Multi-Utilities	125,806	0.3%
Office REITs	192,467	0.5%
Oil & Gas Producers	14,315	NM
Oil & Gas Services & Equipment	10,246	NM
Oil, Gas & Consumable Fuels	873,716	2.2%
Paper & Forest Products	21,501	NM
Passenger Airlines	174,721	0.4%
Personal Care Products	69,634	0.2%
Pharmaceuticals	435,619	1.1%
Professional Services	553,223	1.4%
Real Estate Management & Development	194,205	0.5%
Real Estate Owners & Developers	2,712	NM
Real Estate Services	2,233	NM
REITS & Real Estate Management	10,638	NM
Renewable Energy	19,387	0.1%
Residential REITs	116,848	0.3%
Retail—Discretionary	3,683	NM
Retail REITs	352,526	0.9%
Semiconductors	3,987	NM
Semiconductors & Semiconductor Equipment	834,338	2.1%
Software	1,787,881	4.5%
Specialized REITs	121,446	0.3%
Specialty Finance	14,611	NM
Specialty Retail	662,399	1.6%
Steel	2,251	NM
Technology Hardware	12,751	NM
Technology Hardware, Storage & Peripherals	148,160	0.4%
Technology Services	19,185	0.1%
Telecommunications	15,563	0.1%
Textiles, Apparel & Luxury Goods	149,975	0.4%
Tobacco	30,929	0.1%
Trading Companies & Distributors	372,920	0.9%
Transportation & Logistics	21,863	0.1%
Transportation Infrastructure	2,306	NM
Water Utilities	104,071	0.3%
Wholesale—Discretionary	1,487	NM
Wireless Telecommunication Services	58,619	0.1%
Other**	11,876,325	29.5%
Total	$40,269,429	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM  Not meaningful, amount is less than 0.05%

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

July 31, 2025 ::  Schedule of Portfolio Investments ::  U.S. Government Plus ProFund :: 185

Repurchase Agreements(a)(b) (283.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $11,160,302	$11,159,000	$11,159,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,159,000)		11,159,000
TOTAL INVESTMENT SECURITIES (Cost $11,159,000)—283.0%		11,159,000
Net other assets (liabilities)—(183.0)%		(7,215,991)
NET ASSETS—100.0%		$3,943,009

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $473,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.75%, due 5/15/55	Citibank North America	8/15/25	4.56%	$3,231,646	$47,606
30-Year U.S. Treasury Bond, 4.75%, due 5/15/55	Societe Generale	8/15/25	4.63%	1,689,944	31,698
				$4,921,590	$79,304

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

186 :: Utilities UltraSector ProFund :: Schedule of Portfolio Investments :: July 31, 2025

Common Stocks (75.4%)

	Shares	Value
Alliant Energy Corp. (Electric Utilities)	2,288	$148,743
Ameren Corp. (Multi-Utilities)	2,408	243,521
American Electric Power Co., Inc. (Electric Utilities)	4,759	538,433
American Water Works Co., Inc. (Water Utilities)	1,737	243,597
Atmos Energy Corp. (Gas Utilities)	1,415	220,627
CenterPoint Energy, Inc. (Multi-Utilities)	5,814	225,699
CMS Energy Corp. (Multi-Utilities)	2,665	196,677
Consolidated Edison, Inc. (Multi-Utilities)	3,209	332,132
Constellation Energy Corp. (Electric Utilities)	2,792	971,169
Dominion Energy, Inc. (Multi-Utilities)	7,597	444,045
DTE Energy Co. (Multi-Utilities)	1,849	255,920
Duke Energy Corp. (Electric Utilities)	6,924	842,235
Edison International (Electric Utilities)	3,427	178,615
Entergy Corp. (Electric Utilities)	3,976	359,550
Evergy, Inc. (Electric Utilities)	2,050	145,140
Eversource Energy (Electric Utilities)	3,273	216,345
Exelon Corp. (Electric Utilities)	8,993	404,145
FirstEnergy Corp. (Electric Utilities)	4,576	195,441
NextEra Energy, Inc. (Electric Utilities)	18,338	1,303,098
NiSource, Inc. (Multi-Utilities)	4,193	177,993
NRG Energy, Inc. (Electric Utilities)	1,742	291,262
PG&E Corp. (Electric Utilities)	19,577	274,470
Pinnacle West Capital Corp. (Electric Utilities)	1,064	96,420
PPL Corp. (Electric Utilities)	6,585	235,019
Public Service Enterprise Group, Inc. (Multi-Utilities)	4,445	399,117
Sempra (Multi-Utilities)	5,809	474,479
The AES Corp. (Independent Power/ Renewable Electricity Producers)	6,342	83,397
The Southern Co. (Electric Utilities)	9,790	924,959
Vistra Corp. (Independent Power/ Renewable Electricity Producers)	3,023	630,417
WEC Energy Group, Inc. (Multi-Utilities)	2,843	310,114
Xcel Energy, Inc. (Electric Utilities)	5,138	377,335
TOTAL COMMON STOCKS (Cost $6,317,924)		11,740,114

Repurchase Agreements(a)(b) (25.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.09%–4.25%, dated 7/31/25, due 8/1/25, total to be received $3,899,455	$3,899,000	$3,899,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,899,000)		3,899,000
TOTAL INVESTMENT SECURITIES (Cost $10,216,924)—100.4%		15,639,114
Net other assets (liabilities)—(0.4)%		(64,828)
NET ASSETS—100.0%		$15,574,286

(a)  The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At July 31, 2025, the aggregate amount held in a segregated account was $2,346,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International	8/25/25	5.08%	$7,674,419	$111,646
S&P Utilities Select Sector Index	UBS AG	8/25/25	5.03%	3,816,824	53,404
				$11,491,243	$165,050

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of July 31, 2025, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

July 31, 2025 :: Schedule of Portfolio Investments :: Utilities UltraSector ProFund :: 187

Utilities UltraSector ProFund invested in the following industries as of July 31, 2025:

	Value	% of Net Assets
Electric Utilities	$7,502,380	48.2%
Gas Utilities	220,627	1.4%
Independent Power/Renewable Electricity Producers	713,813	4.6%
Multi-Utilities	3,059,697	19.6%
Water Utilities	243,597	1.6%
Other**	3,834,172	24.6%
Total	$15,574,286	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

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Statements of
Assets and Liabilities

190 :: Statements of Assets and Liabilities :: July 31, 2025

	Access Flex Bear High Yield ProFund		Access Flex High Yield ProFund	Banks UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$3,238,000		$16,350,000	$5,332,932	$43,465,000	$60,562,239
Securities, at value(a)	—		—	6,515,938	—	51,522,793
Repurchase agreements, at value	3,238,000		16,350,000	1,451,000	43,465,000	14,558,000
Total Investment Securities, at value	3,238,000		16,350,000	7,966,938	43,465,000	66,080,793
Cash	45,102		193	796	931	404
Segregated cash balances for futures contracts with brokers	—		—	—	44,044	—
Segregated cash balances for swap agreements with custodian	—		1,833,900	782	392	746
Dividends and interest receivable	378		1,908	2,472	5,194	21,210
Receivable for capital shares issued	—		38,482	13,067	93,792	85,149
Receivable for closed swap positions	3,405		—	—	—	—
Due from Advisor under a Receivables Agreement	295,048		—	—	—	—
Due from Advisor under an expense limitation agreement	2,222		—	—	—	—
Unrealized appreciation on swap agreements	8,603		—	—	350,088	—
Variation margin on futures contracts	—		—	—	2,223	—
Prepaid expenses	23,458		8,978	34,279	7,402	15,258
TOTAL ASSETS	3,616,216		18,233,461	8,018,334	43,969,066	66,203,560
LIABILITIES:
Payable for collateral for securities loaned	—		—	68,505	—	1,773,710
Payable for capital shares redeemed	3,015		20,463	43,363	50,195	339,550
Unrealized depreciation on swap agreements	—		51,421	256,125	—	1,459,877
Variation margin on futures contracts	—		—	—	—	—
Advisory fees payable	—		24,943	5,314	48,051	41,523
Management services fees payable	—		4,989	1,063	9,610	8,305
Administration and fund accounting fees payable	501		2,228	1,049	1,148	7,717
Distribution and services fees payable—Service Class	4		2,439	536	325	1,616
Transfer agent fees payable	126		1,477	602	858	3,706
Trustee fees payable	—		1	1	1	4
Compliance services fees payable	1		19	11	30	84
Service fees payable	3		38	16	18	124
Other accrued expenses	11,535		10,286	20,081	7,807	47,773
TOTAL LIABILITIES	15,185		118,304	396,666	118,043	3,683,989
Commitments and contingencies (Note 4)
NET ASSETS	$3,601,031		$18,115,157	$7,621,668	$43,851,023	$62,519,571
NET ASSETS CONSIST OF:
Capital	$9,018,213		$19,341,651	$7,929,588	$118,068,703	$73,276,059
Total distributable earnings (loss)	(5,417,182)		(1,226,494)	(307,920)	(74,217,680)	(10,756,488)
NET ASSETS	$3,601,031		$18,115,157	$7,621,668	$43,851,023	$62,519,571
NET ASSETS:
Investor Class	$3,596,708		$15,342,099	$7,061,380	$43,468,551	$60,720,808
Service Class	4,323		2,773,058	560,288	382,472	1,798,763
SHARES OF BENEFICAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	128,151		501,425	117,671	4,302,569	1,501,204
Service Class	187		90,408	10,390	42,461	85,699
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$28.07		$30.60	$60.01	$10.10	$40.45
Service Class	23.17	(b)	30.67	53.93	9.01	20.99
(a) Includes securities on loan valued at:	$—		$—	$67,455	$—	$1,698,407

(b)  The net asset value has been calculated using unrounded net assets of $4,323.13 and unrounded shares outstanding of 186.58.

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

July 31, 2025 :: Statements of Assets and Liabilities :: 191

	Bull ProFund	Communication Services UltraSector ProFund	Consumer Discretionary UltraSector ProFund	Consumer Staples UltraSector ProFund	Energy UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$23,145,735	$27,056,524	$37,590,545	$2,861,742	$7,644,195
Securities, at value(a)	35,911,244	23,018,557	39,709,737	3,172,884	14,486,177
Repurchase agreements, at value	15,256,000	7,991,000	12,116,000	766,000	3,034,000
Total Investment Securities, at value	51,167,244	31,009,557	51,825,737	3,938,884	17,520,177
Cash	534	172	466	976	703
Segregated cash balances for futures contracts with brokers	281,536	—	—	—	—
Segregated cash balances for swap agreements with custodian	778	1,220	1,652	387	93
Dividends and interest receivable	26,781	25,554	10,756	4,273	13,317
Receivable for capital shares issued	3,551,757	262,481	373,546	21,021	470,728
Receivable for closed swap positions	—	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—	—
Due from Advisor under an expense limitation agreement	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Prepaid expenses	19,202	73,132	27,200	17,800	47,049
TOTAL ASSETS	55,047,832	31,372,116	52,239,357	3,983,341	18,052,067
LIABILITIES:
Payable for collateral for securities loaned	5,280	236,803	—	—	—
Payable for capital shares redeemed	59,716	443,801	300,268	128,289	332,775
Unrealized depreciation on swap agreements	97,028	194,053	1,085,266	64,486	31,939
Variation margin on futures contracts	13,321	—	—	—	—
Advisory fees payable	40,207	36,697	32,146	3,907	11,968
Management services fees payable	8,041	7,339	6,429	781	2,394
Administration and fund accounting fees payable	7,661	3,496	5,726	474	2,239
Distribution and services fees payable—Service Class	8,007	505	729	136	681
Transfer agent fees payable	5,605	1,380	1,962	300	1,407
Trustee fees payable	4	1	2	—	1
Compliance services fees payable	74	33	51	6	58
Service fees payable	120	59	96	7	36
Other accrued expenses	25,249	40,612	24,531	9,563	28,736
TOTAL LIABILITIES	270,313	964,779	1,457,206	207,949	412,234
Commitments and contingencies (Note 4)
NET ASSETS	$54,777,519	$30,407,337	$50,782,151	$3,775,392	$17,639,833
NET ASSETS CONSIST OF:
Capital	$25,688,612	$25,100,427	$39,043,805	$3,161,082	$19,723,964
Total distributable earnings (loss)	29,088,907	5,306,910	11,738,346	614,310	(2,084,131)
NET ASSETS	$54,777,519	$30,407,337	$50,782,151	$3,775,392	$17,639,833
NET ASSETS:
Investor Class	$50,073,402	$29,819,535	$49,935,966	$3,623,018	$16,890,450
Service Class	4,704,117	587,802	846,185	152,374	749,383
SHARES OF BENEFICAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	646,724	559,153	707,730	48,742	425,742
Service Class	80,769	14,114	15,166	2,369	22,374
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$77.43	$53.33	$70.56	$74.33	$39.67
Service Class	58.24	41.65	55.79	64.32	33.49
(a) Includes securities on loan valued at:	$4,827	$216,481	$—	$—	$—

See accompanying notes to financial statements.

192 :: Statements of Assets and Liabilities :: July 31, 2025

	Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$4,058,405	$1,255,000	$30,858,638	$3,541,127	$4,467,120
Securities, at value(a)	4,980,789	—	28,839,023	7,960,178	5,796,405
Repurchase agreements, at value	—	1,255,000	7,334,000	1,978,000	1,555,000
Total Investment Securities, at value	4,980,789	1,255,000	36,173,023	9,938,178	7,351,405
Cash	—	841	317	707	448
Segregated cash balances for swap agreements with custodian	—	—	266	698	43
Segregated cash balances for forward currency contracts with custodian	—	1,007	—	—	—
Dividends and interest receivable	6,050	146	15,516	14,948	4,010
Receivable for capital shares issued	224	201,620	49,725	28,447	187,972
Receivable for investments sold	225,313	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	34,843	—	—	—
Prepaid expenses	18,984	6,888	48,514	25,106	39,022
Receivable for tax reclaims	6,045	—	—	—	—
TOTAL ASSETS	5,237,405	1,500,345	36,287,361	10,008,084	7,582,900
LIABILITIES:
Cash overdraft	47,339	—	—	—	—
Payable for collateral for securities loaned	726,328	—	—	—	—
Payable for capital shares redeemed	179,949	944	179,147	10,371	56,899
Unrealized depreciation on forward currency contracts	—	84,568	—	—	—
Unrealized depreciation on swap agreements	—	—	377,540	319,842	105,168
Advisory fees payable	4,452	643	22,465	6,566	10,700
Management services fees payable	890	128	4,493	1,313	2,140
Administration and fund accounting fees payable	560	269	3,989	1,254	1,273
Distribution and services fees payable—Service Class	534	3	501	688	468
Transfer agent fees payable	365	171	1,434	742	636
Trustee fees payable	—	—	1	1	1
Compliance services fees payable	5	4	39	15	10
Service fees payable	9	4	67	20	20
Other accrued expenses	10,170	8,758	29,679	15,224	20,972
TOTAL LIABILITIES	970,601	95,492	619,355	356,036	198,287
Commitments and contingencies (Note 4)
NET ASSETS	$4,266,804	$1,404,853	$35,668,006	$9,652,048	$7,384,613
NET ASSETS CONSIST OF:
Capital	$8,165,644	$3,981,840	$30,414,109	$5,046,663	$3,636,809
Total distributable earnings (loss)	(3,898,840)	(2,576,987)	5,253,897	4,605,385	3,747,804
NET ASSETS	$4,266,804	$1,404,853	$35,668,006	$9,652,048	$7,384,613
NET ASSETS:
Investor Class	$3,771,552	$1,399,094	$35,205,071	$8,906,725	$7,065,040
Service Class	495,252	5,759	462,935	745,323	319,573
SHARES OF BENEFICAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	221,161	101,304	770,893	100,507	92,376
Service Class	26,818	463	12,678	10,600	5,101
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$17.05	$13.81	$45.67	$88.62	$76.48
Service Class	18.47	12.44	36.51	70.31	62.65
(a) Includes securities on loan valued at:	$655,144	$—	$—	$—	$—

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

July 31, 2025 :: Statements of Assets and Liabilities :: 193

	Internet UltraSector ProFund	Large-Cap Growth ProFund	Large-Cap Value ProFund	Materials UltraSector ProFund	Mid-Cap Growth ProFund
ASSETS:
Total Investment Securities, at cost	$53,143,415	$16,085,537	$2,804,220	$2,252,157	$2,858,011
Securities, at value(a)	83,625,450	26,779,773	4,559,522	2,953,221	4,249,004
Repurchase agreements, at value	21,787,000	31,000	—	845,000	—
Total Investment Securities, at value	105,412,450	26,810,773	4,559,522	3,798,221	4,249,004
Cash	712	966	—	739	—
Segregated cash balances for swap agreements with custodian	986	—	—	719	—
Segregated cash balances for forward currency contracts with custodian	—	—	—	—	—
Dividends and interest receivable	2,567	7,554	4,619	2,093	581
Receivable for capital shares issued	337,950	11,214	9,025	5,364	3,268
Receivable for investments sold	—	—	150,175	—	79,839
Unrealized appreciation on swap agreements	920,548	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—
Prepaid expenses	28,579	40,618	106,894	41,680	36,294
Receivable for tax reclaims	—	—	—	—	—
TOTAL ASSETS	106,703,792	26,871,125	4,830,235	3,848,816	4,368,986
LIABILITIES:
Cash overdraft	—	—	532	—	4,434
Payable for collateral for securities loaned	—	—	839	—	7,476
Payable for capital shares redeemed	107,459	157,765	174,773	186,494	79,846
Unrealized depreciation on forward currency contracts	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	192,684	—
Advisory fees payable	66,935	35,924	18,209	6,285	5,919
Management services fees payable	13,387	7,185	3,642	1,257	1,184
Administration and fund accounting fees payable	12,328	6,092	849	705	672
Distribution and services fees payable—Service Class	3,863	1,555	1,467	291	552
Transfer agent fees payable	6,439	3,277	511	394	331
Trustee fees payable	7	2	—	—	—
Compliance services fees payable	131	46	36	6	5
Service fees payable	200	99	9	11	8
Other accrued expenses	65,018	24,441	55,692	21,783	18,464
TOTAL LIABILITIES	275,767	236,386	256,559	409,910	118,891
Commitments and contingencies (Note 4)
NET ASSETS	$106,428,025	$26,634,739	$4,573,676	$3,438,906	$4,250,095
NET ASSETS CONSIST OF:
Capital	$86,196,462	$4,292,072	$(1,613,599)	$3,278,511	$3,102,947
Total distributable earnings (loss)	20,231,563	22,342,667	6,187,275	160,395	1,147,148
NET ASSETS	$106,428,025	$26,634,739	$4,573,676	$3,438,906	$4,250,095
NET ASSETS:
Investor Class	$101,691,663	$24,764,092	$2,856,659	$3,179,372	$3,589,033
Service Class	4,736,362	1,870,647	1,717,017	259,534	661,062
SHARES OF BENEFICAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	1,593,469	488,665	26,059	30,143	33,364
Service Class	117,294	48,050	18,338	2,879	8,540
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$63.82	$50.68	$109.62	$105.48	$107.57
Service Class	40.38	38.93	93.63	90.15	77.41
(a) Includes securities on loan valued at:	$—	$—	$767	$—	$7,152

See accompanying notes to financial statements.

194 :: Statements of Assets and Liabilities :: July 31, 2025

	Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund	Oil & Gas Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$6,322,494	$1,429,769	$74,683,660	$8,725,373	$1,918,228
Securities, at value(a)	4,783,919	2,041,961	90,255,067	8,025,706	1,936,326
Repurchase agreements, at value	2,910,000	—	35,362,000	3,000,000	605,000
Total Investment Securities, at value	7,693,919	2,041,961	125,617,067	11,025,706	2,541,326
Cash	543	—	12,299	279	572
Segregated cash balances for futures contracts with brokers	—	—	1,343,565	—	—
Segregated cash balances for swap agreements with custodian	888	—	355	856	890
Segregated cash balances for forward currency contracts with custodian	—	—	—	—	—
Dividends and interest receivable	1,191	618	17,862	378	2,569
Receivable for capital shares issued	—	2,001	2,129,771	298,572	56,353
Receivable for closed forward currency contracts	—	—	—	—	—
Due from Advisor under a Receivables Agreement	—	—	—	—	—
Due from Advisor under an expense limitation agreement	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—
Prepaid expenses	36,732	55,173	83,498	20,391	29,768
TOTAL ASSETS	7,733,273	2,099,753	129,204,417	11,346,182	2,631,478
LIABILITIES:
Cash overdraft	—	20,325	—	—	—
Payable for collateral for securities loaned	13,451	6,413	108,388	154,913	—
Payable for capital shares redeemed	20,213	—	906,127	284,591	132,092
Unrealized depreciation on forward currency contracts	—	—	—	—	—
Unrealized depreciation on swap agreements	55,411	—	167,485	229,929	92,766
Variation margin on futures contracts	—	—	47,030	—	—
Advisory fees payable	4,712	2,446	92,181	6,644	4,226
Management services fees payable	942	489	19,753	1,329	845
Administration and fund accounting fees payable	880	483	18,243	1,250	356
Distribution and services fees payable—Service Class	1,204	315	7,717	201	371
Transfer agent fees payable	730	207	10,809	729	202
Trustee fees payable	1	—	11	1	—
Compliance services fees payable	8	3	164	13	3
Service fees payable	9	4	295	20	5
Other accrued expenses	19,143	27,936	66,580	12,513	15,387
TOTAL LIABILITIES	116,704	58,621	1,444,783	692,133	246,253
Commitments and contingencies (Note 4)
NET ASSETS	$7,616,569	$2,041,132	$127,759,634	$10,654,049	$2,385,225
NET ASSETS CONSIST OF:
Capital	$7,387,614	$2,550,309	$62,463,880	$29,758,396	$3,480,961
Total distributable earnings (loss)	228,955	(509,177)	65,295,754	(19,104,347)	(1,095,736)
NET ASSETS	$7,616,569	$2,041,132	$127,759,634	$10,654,049	$2,385,225
NET ASSETS:
Investor Class	$3,892,940	$1,678,614	$118,650,517	$10,557,922	$2,249,437
Service Class	3,723,629	362,518	9,109,117	96,127	135,788
SHARES OF BENEFICAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	31,228	14,789	2,427,403	165,165	100,126
Service Class	38,518	4,125	243,655	1,742	7,326
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$124.66	$113.50	$48.88	$63.92	$22.47
Service Class	96.67	87.88	37.39	55.18	18.54
(a) Includes securities on loan valued at:	$13,052	$6,228	$91,894	$149,175	$—

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

July 31, 2025 :: Statements of Assets and Liabilities :: 195

	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund
ASSETS:
Total Investment Securities, at cost	$19,312,337	$1,558,402	$9,966,000	$591,000	$7,548,000
Securities, at value(a)	30,810,801	2,620,272	—	—	—
Repurchase agreements, at value	8,142,000	688,000	9,966,000	591,000	7,548,000
Total Investment Securities, at value	38,952,801	3,308,272	9,966,000	591,000	7,548,000
Cash	581	921	112	62	774
Segregated cash balances for futures contracts with brokers	—	—	—	—	—
Segregated cash balances for swap agreements with custodian	456	458	1,000	—	—
Segregated cash balances for forward currency contracts with custodian	—	—	—	—	556
Dividends and interest receivable	950	80	1,163	69	881
Receivable for capital shares issued	1,273,566	83,019	6,346	—	2,880
Receivable for closed forward currency contracts	—	—	—	—	5,920
Due from Advisor under a Receivables Agreement	—	—	—	—	681,052
Due from Advisor under an expense limitation agreement	—	1,591	—	3,233	—
Unrealized appreciation on forward currency contracts	—	—	—	—	223,015
Prepaid expenses	28,212	41,505	26,815	9,485	7,426
TOTAL ASSETS	40,256,566	3,435,846	10,001,436	603,849	8,470,504
LIABILITIES:
Cash overdraft	—	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—	—
Payable for capital shares redeemed	679,617	60,750	64,007	1	10,733
Unrealized depreciation on forward currency contracts	—	—	—	—	11,912
Unrealized depreciation on swap agreements	1,025,274	91,054	354,289	6,055	—
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	30,476	—	6,671	—	4,535
Management services fees payable	6,095	428	1,334	77	907
Administration and fund accounting fees payable	5,642	419	1,238	71	937
Distribution and services fees payable—Service Class	2,848	203	92	32	25
Transfer agent fees payable	3,433	279	701	55	1,130
Trustee fees payable	3	—	1	—	1
Compliance services fees payable	59	4	14	1	11
Service fees payable	91	6	20	1	15
Other accrued expenses	22,833	21,821	14,949	4,746	24,829
TOTAL LIABILITIES	1,776,371	174,964	443,316	11,039	55,035
Commitments and contingencies (Note 4)
NET ASSETS	$38,480,195	$3,260,882	$9,558,120	$592,810	$8,415,469
NET ASSETS CONSIST OF:
Capital	$76,713,416	$5,312,756	$50,543,623	$4,114,000	$10,775,660
Total distributable earnings (loss)	(38,233,221)	(2,051,874)	(40,985,503)	(3,521,190)	(2,360,191)
NET ASSETS	$38,480,195	$3,260,882	$9,558,120	$592,810	$8,415,469
NET ASSETS:
Investor Class	$35,463,311	$2,914,395	$9,453,027	$560,448	$8,391,869
Service Class	3,016,884	346,487	105,093	32,362	23,600
SHARES OF BENEFICAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	416,824	70,764	219,402	37,789	284,474
Service Class	42,731	9,105	2,623	2,352	941
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$85.08	$41.18	$43.09	$14.83	$29.50
Service Class	70.60	38.06	40.07	13.76	25.08
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—

See accompanying notes to financial statements.

196 :: Statements of Assets and Liabilities :: July 31, 2025

	Semiconductor UltraSector ProFund	Short Energy ProFund	Short Nasdaq-100 ProFund	Short Precious Metals ProFund	Short Real Estate ProFund
ASSETS:
Total Investment Securities, at cost	$152,133,512	$1,254,000	$2,174,000	$12,175,000	$652,000
Securities, at value(a)	190,564,748	—	—	—	—
Repurchase agreements, at value	123,065,000	1,254,000	2,174,000	12,175,000	652,000
Total Investment Securities, at value	313,629,748	1,254,000	2,174,000	12,175,000	652,000
Cash	231	603	532	782	819
Segregated cash balances for futures contracts with brokers	—	—	—	—	—
Segregated cash balances for swap agreements with custodian	1,348	889	990	261	181
Dividends and interest receivable	69,180	146	254	1,420	76
Receivable for capital shares issued	1,214,907	8,769	59,263	74,905	15,739
Receivable for investments sold	132,003,186	—	—	—	—
Due from Advisor under an expense limitation agreement	—	—	—	—	—
Unrealized appreciation on swap agreements	8,951,586	—	13,874	453,942	25,589
Prepaid expenses	40,272	41,564	31,649	5,696	39,951
TOTAL ASSETS	455,910,458	1,305,971	2,280,562	12,712,006	734,355
LIABILITIES:
Cash overdraft	—	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—	—
Payable for capital shares redeemed	2,283,071	10,401	7,266	130,963	—
Unrealized depreciation on swap agreements	—	1,630	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	274,690	608	4,920	9,426	1,349
Management services fees payable	54,938	122	984	1,885	270
Administration and fund accounting fees payable	50,039	121	302	510	110
Distribution and services fees payable—Service Class	12,144	13	104	17	12
Transfer agent fees payable	22,878	75	195	202	65
Trustee fees payable	24	—	—	—	—
Compliance services fees payable	445	1	10	6	1
Service fees payable	822	2	5	9	2
Other accrued expenses	213,475	20,831	16,373	4,292	20,008
TOTAL LIABILITIES	2,912,526	33,804	30,159	147,310	21,817
Commitments and contingencies (Note 4)
NET ASSETS	$452,997,932	$1,272,167	$2,250,403	$12,564,696	$712,538
NET ASSETS CONSIST OF:
Capital	$230,771,690	$3,477,915	$21,276,830	$23,712,773	$5,808,185
Total distributable earnings (loss)	222,226,242	(2,205,748)	(19,026,427)	(11,148,077)	(5,095,647)
NET ASSETS	$452,997,932	$1,272,167	$2,250,403	$12,564,696	$712,538
NET ASSETS:
Investor Class	$438,221,252	$1,238,976	$2,152,969	$12,531,979	$691,092
Service Class	14,776,680	33,191	97,434	32,717	21,446
SHARES OF BENEFICAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	8,270,081	89,000	57,622	1,937,401	87,316
Service Class	411,853	2,623	3,035	5,253	3,209
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$52.99	$13.92	$37.36	$6.47	$7.91
Service Class	35.88	12.65	32.10	6.23	6.68
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—

Amounts designated as ' – ' are $0 or have been rounded to $0.
See accompanying notes to financial statements.

July 31, 2025 :: Statements of Assets and Liabilities :: 197

	Short Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$750,000	$3,027,821	$2,498,568	$1,420,687	$62,826,700
Securities, at value(a)	—	4,409,203	2,329,192	1,803,894	71,309,750
Repurchase agreements, at value	750,000	—	1,189,000	30,000	25,211,000
Total Investment Securities, at value	750,000	4,409,203	3,518,192	1,833,894	96,520,750
Cash	353	—	620	94	781
Segregated cash balances for futures contracts with brokers	—	—	61,064	—	—
Segregated cash balances for swap agreements with custodian	759	—	355	—	899
Dividends and interest receivable	87	773	831	23,532	18,867
Receivable for capital shares issued	62,776	20,050	2,964,899	1	411,026
Receivable for investments sold	—	—	—	59,989	—
Due from Advisor under an expense limitation agreement	6,884	—	177	—	—
Unrealized appreciation on swap agreements	14,899	—	—	—	428,448
Prepaid expenses	28,770	54,731	35,921	46,120	35,720
TOTAL ASSETS	864,528	4,484,757	6,582,059	1,963,630	97,416,491
LIABILITIES:
Cash overdraft	—	6,530	—	—	—
Payable for collateral for securities loaned	—	18,195	26,087	18,694	—
Payable for capital shares redeemed	17,931	39,510	5,621	70,414	4,990,278
Unrealized depreciation on swap agreements	—	—	84,922	—	—
Variation margin on futures contracts	—	—	3,239	—	—
Advisory fees payable	—	8,488	—	41,824	57,701
Management services fees payable	—	1,698	—	8,365	11,540
Administration and fund accounting fees payable	95	929	1,932	5,599	10,437
Distribution and services fees payable—Service Class	36	711	125	344	3,953
Transfer agent fees payable	69	431	540	779	4,919
Trustee fees payable	—	—	—	—	4
Compliance services fees payable	2	6	6	34	93
Service fees payable	2	11	9	92	172
Other accrued expenses	15,283	27,827	18,850	27,340	45,811
TOTAL LIABILITIES	33,418	104,336	141,331	173,485	5,124,908
Commitments and contingencies (Note 4)
NET ASSETS	$831,110	$4,380,421	$6,440,728	$1,790,145	$92,291,583
NET ASSETS CONSIST OF:
Capital	$17,713,806	$4,014,982	$6,340,870	$7,929,139	$52,782,742
Total distributable earnings (loss)	(16,882,696)	365,439	99,858	(6,138,994)	39,508,841
NET ASSETS	$831,110	$4,380,421	$6,440,728	$1,790,145	$92,291,583
NET ASSETS:
Investor Class	$772,206	$3,597,587	$6,292,998	$1,394,621	$87,436,195
Service Class	58,904	782,834	147,730	395,524	4,855,388
SHARES OF BENEFICAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	14,241	33,400	56,613	13,703	2,080,527
Service Class	1,179	9,871	1,689	5,012	153,720
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$54.22	$107.71	$111.16	$101.77	$42.03
Service Class	49.96	79.31	87.47	78.92	31.59
(a) Includes securities on loan valued at:	$—	$17,235	$25,383	$17,761	$—

See accompanying notes to financial statements.

198 :: Statements of Assets and Liabilities :: July 31, 2025

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund	UltraEmerging Markets ProFund
ASSETS:
Total Investment Securities, at cost	$5,985,000	$84,550,047	$21,438,755	$19,594,584	$6,050,044
Securities, at value(a)	—	120,110,019	24,753,523	29,099,022	8,424,238
Repurchase agreements, at value	5,985,000	45,038,000	4,045,000	9,703,000	1,273,000
Total Investment Securities, at value	5,985,000	165,148,019	28,798,523	38,802,022	9,697,238
Cash	598	457	177	255	580
Segregated cash balances for futures contracts with brokers	44,044	2,064,598	—	208,289	—
Segregated cash balances for swap agreements with custodian	641	42	1,544	643	972
Dividends and interest receivable	821	76,821	1,946	18,102	27,911
Receivable for capital shares issued	636,298	930,645	836,470	385,975	269,734
Receivable for closed swap positions	—	—	—	169,500	—
Due from Advisor under an expense limitation agreement	3,767	—	—	—	—
Unrealized appreciation on swap agreements	95,588	—	—	—	—
Variation margin on futures contracts	2,223	—	—	—	—
Prepaid expenses	40,926	51,746	7,478	18,586	16,271
Receivable for tax reclaims	—	—	—	—	939
TOTAL ASSETS	6,809,906	168,272,328	29,646,138	39,603,372	10,013,645
LIABILITIES:
Payable for collateral for securities loaned	—	17,545	3,081,614	—	358,782
Payable for capital shares redeemed	98,741	372,720	358,974	219,346	58,296
Unrealized depreciation on swap agreements	—	1,515,293	779,665	775,222	144,496
Variation margin on futures contracts	—	97,686	—	11,658	—
Advisory fees payable	—	103,123	15,454	25,153	15,532
Management services fees payable	—	20,625	3,091	5,031	3,107
Administration and fund accounting fees payable	786	19,225	2,853	4,624	1,285
Distribution and services fees payable—Service Class	67	1,977	451	1,353	268
Transfer agent fees payable	512	10,503	1,525	2,790	699
Trustee fees payable	—	11	2	3	1
Compliance services fees payable	11	187	30	49	11
Service fees payable	12	308	46	75	20
Other accrued expenses	21,606	71,820	22,868	21,719	10,642
TOTAL LIABILITIES	121,735	2,231,023	4,266,573	1,067,023	593,139
Commitments and contingencies (Note 4)
NET ASSETS	$6,688,171	$166,041,305	$25,379,565	$38,536,349	$9,420,506
NET ASSETS CONSIST OF:
Capital	$114,982,017	$87,314,093	$72,888,437	$20,013,445	$12,674,564
Total distributable earnings (loss)	(108,293,846)	78,727,212	(47,508,872)	18,522,904	(3,254,058)
NET ASSETS	$6,688,171	$166,041,305	$25,379,565	$38,536,349	$9,420,506
NET ASSETS:
Investor Class	$6,590,483	$163,660,885	$24,845,048	$37,107,956	$9,283,821
Service Class	97,688	2,380,420	534,517	1,428,393	136,685
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	782,808	1,085,940	984,963	456,427	144,362
Service Class	13,332	21,679	24,625	21,351	2,364
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$8.42	$150.71	$25.22	$81.30	$64.31
Service Class	7.33	109.80	21.71	66.90	57.82
(a) Includes securities on loan valued at:	$—	$16,039	$3,056,351	$—	$351,633

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

July 31, 2025 :: Statements of Assets and Liabilities :: 199

	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund
ASSETS:
Total Investment Securities, at cost	$7,724,000	$13,828,000	$4,929,778	$27,372,079	$645,855,429
Securities, at value(a)	—	—	6,955,691	24,835,483	876,917,907
Repurchase agreements, at value	7,724,000	13,828,000	1,091,000	12,327,000	311,086,000
Total Investment Securities, at value	7,724,000	13,828,000	8,046,691	37,162,483	1,188,003,907
Cash	151	790	849	411	104,669
Segregated cash balances for futures contracts with brokers	—	4,420,274	—	237,640	12,226,441
Segregated cash balances for swap agreements with custodian	840	—	84	1,859	1,067
Dividends and interest receivable	901	14,350	49,157	7,449	169,832
Receivable for capital shares issued	250,632	2,455	225,790	239,394	4,094,222
Receivable for closed swap positions	—	—	—	—	—
Due from Advisor under an expense limitation agreement	—	—	1,184	—	—
Unrealized appreciation on swap agreements	—	—	52,270	—	—
Variation margin on futures contracts	—	108,906	—	—	—
Prepaid expenses	21,973	8,759	3,736	10,365	73,136
Receivable for tax reclaims	—	—	—	—	—
TOTAL ASSETS	7,998,497	18,383,534	8,379,761	37,659,601	1,204,673,274
LIABILITIES:
Payable for collateral for securities loaned	—	—	376,114	94,464	955,853
Payable for capital shares redeemed	300,914	102,725	108,510	316,370	4,021,394
Unrealized depreciation on swap agreements	314,964	746	—	881,777	8,825,499
Variation margin on futures contracts	—	—	—	35,963	427,972
Advisory fees payable	8,782	14,039	—	21,963	757,061
Management services fees payable	1,756	2,340	978	4,393	151,413
Administration and fund accounting fees payable	852	2,256	918	4,317	138,416
Distribution and services fees payable—Service Class	148	177	149	1,276	18,733
Transfer agent fees payable	469	1,678	989	2,142	82,879
Trustee fees payable	1	1	1	2	77
Compliance services fees payable	9	23	10	41	1,310
Service fees payable	14	35	15	66	2,261
Other accrued expenses	12,107	8,053	6,890	18,857	499,980
TOTAL LIABILITIES	640,016	132,073	494,574	1,381,631	15,882,848
Commitments and contingencies (Note 4)
NET ASSETS	$7,358,481	$18,251,461	$7,885,187	$36,277,970	$1,188,790,426
NET ASSETS CONSIST OF:
Capital	$7,041,681	$16,283,704	$37,326,594	$28,509,251	$564,634,409
Total distributable earnings (loss)	316,800	1,967,757	(29,441,407)	7,768,719	624,156,017
NET ASSETS	$7,358,481	$18,251,461	$7,885,187	$36,277,970	$1,188,790,426
NET ASSETS:
Investor Class	$7,270,547	$18,098,584	$7,592,797	$32,502,860	$1,166,423,811
Service Class	87,934	152,877	292,390	3,775,110	22,366,615
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	330,833	328,688	510,930	505,652	8,999,796
Service Class	4,747	3,591	20,553	76,525	252,272
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$21.98	$55.06	$14.86	$64.28	$129.61
Service Class	18.52	42.57	14.23	49.33	88.66
(a) Includes securities on loan valued at:	$—	$—	$363,901	$91,643	$810,079

See accompanying notes to financial statements.

200 :: Statements of Assets and Liabilities :: July 31, 2025

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund	UltraShort Japan ProFund
ASSETS:
Total Investment Securities, at cost	$1,442,000	$1,623,000	$764,000	$1,898,000	$1,167,000
Securities, at value(a)	—	—	—	—	—
Repurchase agreements, at value	1,442,000	1,623,000	764,000	1,898,000	1,167,000
Total Investment Securities, at value	1,442,000	1,623,000	764,000	1,898,000	1,167,000
Cash	723	24	838	618	939
Segregated cash balances for futures contracts with brokers	—	—	—	—	286,168
Segregated cash balances for swap agreements with custodian	811	70	288	736	—
Dividends and interest receivable	168	189	89	221	936
Receivable for capital shares issued	342,085	43,275	117,507	47,519	48,348
Due from Advisor under an expense limitation agreement	—	—	2,384	—	—
Unrealized appreciation on swap agreements	67,166	50,326	15,665	80,374	628
Variation margin on futures contracts	—	—	—	—	—
Prepaid expenses	12,717	29,924	23,899	22,542	21,096
TOTAL ASSETS	1,865,670	1,746,808	924,670	2,050,010	1,525,115
LIABILITIES:
Payable for capital shares redeemed	161,804	27,095	71,774	2,005	25,791
Unrealized depreciation on swap agreements	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	6,595
Advisory fees payable	555	1,418	—	428	7,894
Management services fees payable	111	284	94	86	1,316
Administration and fund accounting fees payable	152	179	87	247	179
Distribution and services fees payable—Service Class	11	17	7	9	7
Transfer agent fees payable	151	92	78	163	86
Trustee fees payable	—	—	—	—	—
Compliance services fees payable	3	3	1	3	1
Service fees payable	2	3	1	4	3
Other accrued expenses	7,039	15,322	12,074	11,623	10,712
TOTAL LIABILITIES	169,828	44,413	84,116	14,568	52,584
Commitments and contingencies (Note 4)
NET ASSETS	$1,695,842	$1,702,395	$840,554	$2,035,442	$1,472,531
NET ASSETS CONSIST OF:
Capital	$12,456,520	$27,609,164	$14,196,997	$21,045,399	$12,602,253
Total distributable earnings (loss)	(10,760,678)	(25,906,769)	(13,356,443)	(19,009,957)	(11,129,722)
NET ASSETS	$1,695,842	$1,702,395	$840,554	$2,035,442	$1,472,531
NET ASSETS:
Investor Class	$1,633,701	$1,664,739	$835,582	$2,008,341	$1,459,538
Service Class	62,141	37,656	4,972	27,101	12,993
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	633,656	154,013	81,684	150,487	41,821
Service Class	28,525	4,070	547	2,272	374
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$2.58	$10.81	$10.23	$13.35	$34.90
Service Class	2.18	9.25	9.09	11.93	34.74

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

July 31, 2025 :: Statements of Assets and Liabilities :: 201

	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund
ASSETS:
Total Investment Securities, at cost	$1,617,000	$431,000	$18,537,000	$4,179,000	$28,454,584
Securities, at value(a)	—	—	—	—	28,393,104
Repurchase agreements, at value	1,617,000	431,000	18,537,000	4,179,000	11,710,000
Total Investment Securities, at value	1,617,000	431,000	18,537,000	4,179,000	40,103,104
Cash	408	696	248	2,031	—
Segregated cash balances for futures contracts with brokers	—	—	259,770	55,744	814,191
Segregated cash balances for swap agreements with custodian	859	243	823	769	895
Dividends and interest receivable	189	50	2,776	648	8,456
Receivable for capital shares issued	67,601	33,800	1,935,868	1,111,490	993,248
Due from Advisor under an expense limitation agreement	384	2,016	—	—	—
Unrealized appreciation on swap agreements	—	18,103	219,373	148,832	—
Variation margin on futures contracts	—	—	9,434	3,247	—
Prepaid expenses	4,939	12,587	58,250	14,393	12,425
TOTAL ASSETS	1,691,380	498,495	21,023,542	5,516,154	41,932,319
LIABILITIES:
Payable for capital shares redeemed	509,603	—	771,720	657,658	527,153
Unrealized depreciation on swap agreements	24,514	—	—	—	1,010,919
Variation margin on futures contracts	—	—	—	—	43,188
Advisory fees payable	—	—	17,860	1,705	27,230
Management services fees payable	161	—	3,572	341	5,446
Administration and fund accounting fees payable	147	62	1,859	481	6,383
Distribution and services fees payable—Service Class	19	2	15	10	443
Transfer agent fees payable	82	55	944	322	2,884
Trustee fees payable	—	—	1	—	3
Compliance services fees payable	2	1	24	6	51
Service fees payable	2	1	29	7	81
Other accrued expenses	2,989	6,269	31,917	8,526	39,109
TOTAL LIABILITIES	537,519	6,390	827,941	669,056	1,662,890
Commitments and contingencies (Note 4)
NET ASSETS	$1,153,861	$492,105	$20,195,601	$4,847,098	$40,269,429
NET ASSETS CONSIST OF:
Capital	$18,645,080	$11,965,705	$127,917,345	$61,921,607	$61,391,481
Total distributable earnings (loss)	(17,491,219)	(11,473,600)	(107,721,744)	(57,074,509)	(21,122,052)
NET ASSETS	$1,153,861	$492,105	$20,195,601	$4,847,098	$40,269,429
NET ASSETS:
Investor Class	$1,136,409	$480,428	$20,168,048	$4,816,934	$39,783,636
Service Class	17,452	11,677	27,553	30,164	485,793
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	33,262	17,276	1,052,554	109,854	644,782
Service Class	586	487	1,552	766	10,004
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$34.17	$27.81	$19.16	$43.85	$61.70
Service Class	29.78	23.98	17.75	39.38	48.56

See accompanying notes to financial statements.

202 :: Statements of Assets and Liabilities :: July 31, 2025

	U.S. Government Plus ProFund	Utilities UltraSector ProFund
ASSETS:
Total Investment Securities, at cost	$11,159,000	$10,216,924
Securities, at value(a)	—	11,740,114
Repurchase agreements, at value	11,159,000	3,899,000
Total Investment Securities, at value	11,159,000	15,639,114
Cash	994	208
Segregated cash balances for swap agreements with custodian	2,000	1,288
Dividends and interest receivable	1,302	2,790
Receivable for capital shares issued	224,528	42,305
Due from Advisor under an expense limitation agreement	—	3,823
Unrealized appreciation on swap agreements	79,304	165,050
Prepaid expenses	33,046	43,258
TOTAL ASSETS	11,500,174	15,897,836
LIABILITIES:
Payable for capital shares redeemed	7,527,706	296,400
Advisory fees payable	6,963	—
Management services fees payable	2,089	—
Administration and fund accounting fees payable	728	1,289
Distribution and services fees payable—Service Class	695	298
Transfer agent fees payable	626	629
Trustee fees payable	1	1
Compliance services fees payable	8	14
Service fees payable	11	21
Other accrued expenses	18,338	24,898
TOTAL LIABILITIES	7,557,165	323,550
Commitments and contingencies (Note 4)
NET ASSETS	$3,943,009	$15,574,286
NET ASSETS CONSIST OF:
Capital	$13,409,827	$15,747,270
Total distributable earnings (loss)	(9,466,818)	(172,984)
NET ASSETS	$3,943,009	$15,574,286
NET ASSETS:
Investor Class	$3,378,278	$15,269,412
Service Class	564,731	304,874
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):
Investor Class	106,166	185,562
Service Class	19,715	3,995
NET ASSET VALUE (offering and redemption price per share):
Investor Class	$31.82	$82.29
Service Class	28.64	76.31

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

Statements of Operations

204 :: Statements of Operations :: For the Periods Indicated

	Access Flex Bear High Yield ProFund	Access Flex High Yield ProFund	Banks UltraSector ProFund	Bear ProFund	Biotechnology UltraSector ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025
INVESTMENT INCOME:
Dividends	$—	$—	$338,445	$—	$174,323
Interest	17,584	679,877	169,445	562,604	837,871
Foreign tax withholding	—	—	—	—	—
Net income from securities lending	—	—	805	—	39,931
TOTAL INVESTMENT INCOME	17,584	679,877	508,695	562,604	1,052,125
EXPENSES:
Advisory fees	5,567	124,713	120,150	95,248	624,913
Management services fees	1,113	24,943	24,030	19,050	124,984
Administration and fund accounting fees	1,373	25,423	23,500	20,237	125,533
Distribution and service fees—Service Class	103	25,221	7,608	4,007	21,796
Transfer agency fees	423	8,633	7,176	6,822	33,095
Administrative services fees	1,037	35,283	41,074	28,008	210,195
Registration and filing fees	27,773	44,432	31,196	68,774	37,496
Custody fees	145	2,372	2,430	1,976	12,714
Trustee fees	6	152	222	202	1,227
Compliance service fees	8	206	162	119	685
Service fees	176	387	557	426	2,927
Other fees	2,048	15,641	21,055	11,677	96,741
Recoupment of prior expenses reduced by Advisor	—	13,527	—	2,600	—
Total Gross Expenses before reductions	39,772	320,933	279,160	259,146	1,292,306
Expenses reduced and reimbursed by the Advisor	(26,400)	—	—	(28,903)	—
Fees paid indirectly	(57)	(1,291)	(43)	(180)	(108)
TOTAL NET EXPENSES	13,315	319,642	279,117	230,063	1,292,198
NET INVESTMENT INCOME (LOSS)	4,269	360,235	229,578	332,541	(240,073)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	96,325	542,376	—	(3,277,792)
Net realized gains (losses) on futures contracts	147	5,188	—	(37,359)	—
Net realized gains (losses) on swap agreements	(73,568)	356,582	(47,740)	(2,514,776)	(12,647,816)
Change in net unrealized appreciation/depreciation on investment securities	—	(139,232)	(362,749)	—	(8,461,028)
Change in net unrealized appreciation/depreciation on futures contracts	5,583	(13,818)	—	(20,999)	—
Change in net unrealized appreciation/depreciation on swap agreements	7,941	(36,974)	(318,068)	399,981	(752,348)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(59,897)	268,071	(186,181)	(2,173,153)	(25,138,984)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(55,628)	$628,306	$43,397	$(1,840,612)	$(25,379,057)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Operations :: 205

	Bull ProFund	Communication Services UltraSector ProFund	Consumer Discretionary UltraSector ProFund	Consumer Staples UltraSector ProFund	Energy UltraSector ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025
INVESTMENT INCOME:
Dividends	$575,808	$222,634	$287,914	$76,767	$575,849
Interest	687,151	240,236	409,745	37,883	269,294
Foreign tax withholding	(154)	—	—	—	—
Net income from securities lending	26	950	—	—	—
TOTAL INVESTMENT INCOME	1,262,831	463,820	697,659	114,650	845,143
EXPENSES:
Advisory fees	447,573	179,547	298,154	28,971	184,913
Management services fees	89,515	35,910	59,631	5,794	36,983
Administration and fund accounting fees	90,509	34,516	58,673	5,861	39,464
Distribution and service fees—Service Class	81,641	3,730	6,657	2,046	8,407
Transfer agency fees	36,582	9,011	14,388	2,100	12,334
Administrative services fees	99,930	61,883	101,521	7,351	49,446
Registration and filing fees	60,397	45,943	56,117	35,798	51,934
Custody fees	8,822	4,404	6,100	889	3,688
Trustee fees	733	261	487	55	488
Compliance service fees	626	187	308	32	220
Service fees	1,989	742	1,270	129	833
Other fees	54,977	29,858	46,360	6,025	26,136
Recoupment of prior expenses reduced by Advisor	—	24,212	—	—	—
Total Gross Expenses before reductions	973,294	430,204	649,666	95,051	414,846
Expenses reduced and reimbursed by the Advisor	—	—	—	(24,229)	—
Fees paid indirectly	(283)	(204)	(441)	(19)	(48)
TOTAL NET EXPENSES	973,011	430,000	649,225	70,803	414,798
NET INVESTMENT INCOME (LOSS)	289,820	33,820	48,434	43,847	430,345
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,710,700	1,052,310	(1,678,728)	67,596	(3,448,456)
Net realized gains (losses) on futures contracts	(204,175)	—	—	—	—
Net realized gains (losses) on swap agreements	1,698,670	1,839,720	(1,250,780)	(27,414)	(7,033,615)
Change in net unrealized appreciation/depreciation on investment securities	3,599,412	1,403,047	683,602	(5,676)	(4,335,068)
Change in net unrealized appreciation/depreciation on futures contracts	211,983	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(129,773)	(165,200)	(681,037)	(61,115)	(557,227)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	6,886,817	4,129,877	(2,926,943)	(26,609)	(15,374,366)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,176,637	$4,163,697	$(2,878,509)	$17,238	$(14,944,021)

See accompanying notes to financial statements.

206 :: Statements of Operations :: For the Periods Indicated

	Europe 30 ProFund	Falling U.S. Dollar ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025
INVESTMENT INCOME:
Dividends	$107,275	$—	$357,078	$191,156	$76,231
Interest	13	78,441	299,524	150,047	69,887
Foreign tax withholding	(7,758)	—	—	—	—
Net income from securities lending	1,467	—	—	—	—
TOTAL INVESTMENT INCOME	100,997	78,441	656,602	341,203	146,118
EXPENSES:
Advisory fees	21,460	13,566	217,685	106,296	51,532
Management services fees	4,292	2,713	43,537	21,259	10,306
Administration and fund accounting fees	4,328	2,641	42,396	21,408	11,774
Distribution and service fees—Service Class	4,910	76	5,588	8,929	3,734
Transfer agency fees	1,729	802	11,555	6,693	3,410
Administrative services fees	4,501	3,298	73,546	32,218	14,680
Registration and filing fees	26,789	29,837	56,451	40,821	43,331
Custody fees	5,148	12,361	4,607	2,279	1,360
Trustee fees	38	25	355	214	80
Compliance service fees	28	17	213	120	62
Licensing fees	—	8,699	9,189	3,953	2,231
Service fees	96	57	948	491	219
Other fees	4,044	3,878	24,969	14,051	5,715
Recoupment of prior expenses reduced by Advisor	—	—	1,333	—	—
Total Gross Expenses before reductions	77,363	77,970	492,372	258,732	148,434
Expenses reduced and reimbursed by the Advisor	(21,520)	(45,650)	—	—	(22,370)
Fees paid indirectly	(1)	(47)	(185)	(20)	(29)
TOTAL NET EXPENSES	55,842	32,273	492,187	258,712	126,035
NET INVESTMENT INCOME (LOSS)	45,155	46,168	164,415	82,491	20,083
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(6,545)	—	1,240,672	1,693,533	352,325
Net realized gains (losses) on swap agreements	—	—	1,367,702	(1,429,474)	1,140,833
Net realized gains (losses) on forward currency contracts	—	156,184	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	135,271	—	171,632	(3,076,215)	742,591
Change in net unrealized appreciation/depreciation on swap agreements	—	—	(744,449)	(363,416)	(139,562)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	(58,347)	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	128,726	97,837	2,035,557	(3,175,572)	2,096,187
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$173,881	$144,005	$2,199,972	$(3,093,081)	$2,116,270

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Operations :: 207

	Internet UltraSector ProFund	Large-Cap Growth ProFund	Large-Cap Value ProFund	Materials UltraSector ProFund	Mid-Cap Growth ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025
INVESTMENT INCOME:
Dividends	$267,250	$245,312	$299,036	$70,805	$38,075
Interest	1,083,030	4,102	11,196	44,179	473
Foreign tax withholding	—	(99)	(83)	—	(83)
Net income from securities lending	59	—	7	1	60
TOTAL INVESTMENT INCOME	1,350,339	249,315	310,156	114,985	38,525
EXPENSES:
Advisory fees	814,339	245,865	133,130	34,881	32,265
Management services fees	162,869	49,173	26,626	6,976	6,453
Administration and fund accounting fees	164,274	48,449	28,782	7,075	7,320
Distribution and service fees—Service Class	40,845	16,964	20,151	3,643	5,235
Transfer agency fees	45,795	13,719	9,981	2,730	2,241
Administrative services fees	243,837	64,785	32,917	8,564	7,947
Registration and filing fees	46,104	97,666	64,725	31,664	28,342
Custody fees	16,750	6,520	3,354	832	806
Trustee fees	1,263	318	311	63	60
Compliance service fees	841	233	144	40	30
Licensing fees	24,001	2,487	1,016	1,385	614
Service fees	3,493	1,013	628	157	144
Other fees	90,057	26,916	16,865	5,331	4,789
Recoupment of prior expenses reduced by Advisor	—	3,213	200	—	—
Total Gross Expenses before reductions	1,654,468	577,321	338,830	103,341	96,246
Expenses reduced and reimbursed by the Advisor	—	(3,213)	(2,717)	(16,894)	(14,433)
Fees paid indirectly	(282)	(5)	(2)	(20)	(2)
TOTAL NET EXPENSES	1,654,186	574,103	336,111	86,427	81,811
NET INVESTMENT INCOME (LOSS)	(303,847)	(324,788)	(25,955)	28,558	(43,286)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(7,278,625)	13,111,836	5,695,016	434,934	60,046
Net realized gains (losses) on swap agreements	4,232,048	—	—	(200,406)	—
Net realized gains (losses) on forward currency contracts	—	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	17,262,561	900,899	(646,747)	(777,644)	(11,898)
Change in net unrealized appreciation/depreciation on swap agreements	1,619,779	—	—	(240,158)	—
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	15,835,763	14,012,735	5,048,269	(783,274)	48,148
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$15,531,916	$13,687,947	$5,022,314	$(754,716)	$4,862
See accompanying notes to financial statements.

208 :: Statements of Operations :: For the Periods Indicated

	Mid-Cap ProFund	Mid-Cap Value ProFund	Nasdaq-100 ProFund	Oil & Gas Equipment & Services UltraSector ProFund	Pharmaceuticals UltraSector ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025
INVESTMENT INCOME:
Dividends	$72,452	$80,570	$546,630	$162,408	$27,643
Interest	100,179	415	2,085,956	127,374	27,240
Foreign tax withholding	(80)	—	(1,139)	—	—
Net income from securities lending	59	35	93	78	5,491
TOTAL INVESTMENT INCOME	172,610	81,020	2,631,540	289,860	60,374
EXPENSES:
Advisory fees	54,474	36,317	844,106	82,631	20,566
Management services fees	10,895	7,263	180,881	16,526	4,113
Administration and fund accounting fees	12,726	8,077	182,118	17,209	4,279
Distribution and service fees—Service Class	18,395	7,561	98,069	1,417	2,363
Transfer agency fees	4,747	3,038	55,829	5,392	1,391
Administrative services fees	12,131	8,946	259,006	24,202	5,613
Registration and filing fees	28,827	33,165	87,864	28,945	28,293
Custody fees	2,122	1,700	18,201	1,813	410
Trustee fees	102	61	1,548	159	38
Compliance service fees	62	27	1,164	94	23
Licensing fees	983	101	39,422	2,984	773
Service fees	250	153	3,986	378	93
Other fees	8,275	5,401	105,473	11,009	3,962
Recoupment of prior expenses reduced by Advisor	1,106	—	—	—	—
Total Gross Expenses before reductions	155,095	111,810	1,877,667	192,759	71,917
Expenses reduced and reimbursed by the Advisor	(7,433)	(18,051)	—	—	(20,708)
Fees paid indirectly	(18)	(6)	(1,825)	(45)	(36)
TOTAL NET EXPENSES	147,644	93,753	1,875,842	192,714	51,173
NET INVESTMENT INCOME (LOSS)	24,966	(12,733)	755,698	97,146	9,201
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	272,880	(672,932)	6,889,674	172,436	54,733
Net realized gains (losses) on futures contracts	—	—	233,677	—	—
Net realized gains (losses) on swap agreements	(205,902)	—	9,957,322	(2,914,815)	(77,744)
Net realized gains (losses) on forward currency contracts	—	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	(678,910)	(163,657)	7,239,470	(4,183,710)	(134,007)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	560,314	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(103,258)	—	(1,191,863)	(545,634)	(138,959)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(715,190)	(836,589)	23,688,594	(7,471,723)	(295,977)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(690,224)	$(849,322)	$24,444,292	$(7,374,577)	$(286,776)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Operations :: 209

	Precious Metals UltraSector ProFund	Real Estate UltraSector ProFund	Rising Rates Opportunity ProFund	Rising Rates Opportunity 10 ProFund	Rising U.S. Dollar ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025
INVESTMENT INCOME:
Dividends	$390,054	$147,913	$—	$—	$—
Interest	334,080	70,791	423,602	35,453	368,849
Foreign tax withholding	(39,039)	—	—	—	—
Net income from securities lending	83	—	—	—	—
TOTAL INVESTMENT INCOME	685,178	218,704	423,602	35,453	368,849
EXPENSES:
Advisory fees	247,904	51,379	71,612	6,054	66,736
Management services fees	49,581	10,277	14,323	1,211	13,347
Administration and fund accounting fees	49,195	9,674	15,054	1,275	13,509
Distribution and service fees—Service Class	22,900	3,440	1,387	879	393
Transfer agency fees	17,282	3,192	3,921	443	7,918
Administrative services fees	62,150	16,320	21,118	1,392	6,693
Registration and filing fees	37,618	36,726	45,039	31,968	32,837
Custody fees	5,986	1,027	1,412	109	8,732
Trustee fees	438	93	127	11	127
Compliance service fees	306	55	97	8	78
Licensing fees	7,173	2,328	—	—	38,722
Service fees	1,075	262	310	26	296
Other fees	27,845	8,304	10,655	2,094	9,016
Recoupment of prior expenses reduced by Advisor	—	—	—	—	—
Total Gross Expenses before reductions	529,453	143,077	185,055	45,470	198,404
Expenses reduced and reimbursed by the Advisor	—	(17,648)	—	(30,199)	(39,604)
Fees paid indirectly	(264)	(47)	(179)	(24)	(21)
TOTAL NET EXPENSES	529,189	125,382	184,876	15,247	158,779
NET INVESTMENT INCOME (LOSS)	155,989	93,322	238,726	20,206	210,070
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,139,243	569,677	—	—	—
Net realized gains (losses) on futures contracts	—	—	3,692	—	—
Net realized gains (losses) on swap agreements	7,532,617	179,905	441,150	(13,891)	—
Net realized gains (losses) on forward currency contracts	—	—	—	—	(573,260)
Change in net unrealized appreciation/depreciation on investment securities	6,755,328	(236,046)	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(1,432,197)	(113,109)	(133,515)	20,614	—
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—	298,855
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	13,994,991	400,427	311,327	6,723	(274,405)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$14,150,980	$493,749	$550,053	$26,929	$(64,335)

See accompanying notes to financial statements.

210 :: Statements of Operations :: For the Periods Indicated

	Semiconductor UltraSector ProFund	Short Energy ProFund	Short Nasdaq-100 ProFund	Short Precious Metals ProFund	Short Real Estate ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025
INVESTMENT INCOME:
Dividends	$1,371,013	$—	$—	$—	$—
Interest	4,839,460	36,272	186,212	224,999	45,758
Foreign tax withholding	(7,198)	—	—	—	—
Net income from securities lending	33	—	—	—	—
TOTAL INVESTMENT INCOME	6,203,308	36,272	186,212	224,999	45,758
EXPENSES:
Advisory fees	2,697,892	6,324	30,898	37,870	7,767
Management services fees	539,582	1,265	6,181	7,574	1,553
Administration and fund accounting fees	525,681	1,217	6,243	7,735	1,552
Distribution and service fees—Service Class	124,267	267	1,024	280	194
Transfer agency fees	145,483	435	2,458	2,176	431
Administrative services fees	831,552	2,124	8,666	12,976	2,317
Registration and filing fees	90,908	26,919	69,124	32,755	26,243
Custody fees	54,324	162	696	870	163
Trustee fees	4,832	11	93	72	14
Compliance service fees	3,264	8	29	41	9
Licensing fees	70,312	376	1,404	999	289
Service fees	12,079	25	144	173	34
Other fees	299,570	1,406	4,965	6,033	2,560
Recoupment of prior expenses reduced by Advisor	—	—	—	—	—
Total Gross Expenses before reductions	5,399,746	40,539	131,925	109,554	43,126
Expenses reduced and reimbursed by the Advisor	—	(25,239)	(55,077)	(19,340)	(24,461)
Fees paid indirectly	(4,630)	(24)	(57)	(55)	(37)
TOTAL NET EXPENSES	5,395,116	15,276	76,791	90,159	18,628
NET INVESTMENT INCOME (LOSS)	808,192	20,996	109,421	134,840	27,130
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	38,139,375	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	30,289	—	—
Net realized gains (losses) on swap agreements	34,880,558	17,490	(2,113,277)	(849,158)	(51,337)
Change in net unrealized appreciation/depreciation on investment securities	25,371,477	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	(5,036)	—	—
Change in net unrealized appreciation/depreciation on swap agreements	17,640,061	18,327	36,376	370,891	34,429
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	116,031,471	35,817	(2,051,648)	(478,267)	(16,908)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$116,839,663	$56,813	$(1,942,227)	$(343,427)	$10,222

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Operations :: 211

	Short Small-Cap ProFund	Small-Cap Growth ProFund	Small-Cap ProFund	Small-Cap Value ProFund	Technology UltraSector ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025
INVESTMENT INCOME:
Dividends	$—	$59,610	$29,998	$186,528	$441,658
Interest	254,171	581	106,335	744	814,335
Foreign tax withholding	—	—	(68)	—	(920)
Net income from securities lending	—	218	770	1,876	—
TOTAL INVESTMENT INCOME	254,171	60,409	137,035	189,148	1,255,073
EXPENSES:
Advisory fees	44,309	43,603	38,828	79,995	571,651
Management services fees	8,862	8,721	7,766	15,999	114,331
Administration and fund accounting fees	9,517	9,741	15,127	14,054	112,822
Distribution and service fees—Service Class	531	8,402	5,052	8,769	41,893
Transfer agency fees	2,809	2,986	3,863	3,570	32,816
Administrative services fees	17,437	9,706	6,644	23,804	167,823
Registration and filing fees	115,378	30,736	30,844	59,880	62,590
Custody fees	1,099	1,205	887	3,703	11,500
Trustee fees	49	63	73	186	1,011
Compliance service fees	52	40	49	61	642
Licensing fees	11,420	729	7,379	1,665	21,846
Service fees	172	186	174	365	2,568
Other fees	3,986	5,988	5,282	10,869	67,287
Recoupment of prior expenses reduced by Advisor	—	—	—	10,839	—
Total Gross Expenses before reductions	215,621	122,106	121,968	233,759	1,208,780
Expenses reduced and reimbursed by the Advisor	(109,903)	(10,218)	(24,662)	(35,134)	—
Fees paid indirectly	(27)	(2)	(72)	(2)	(123)
TOTAL NET EXPENSES	105,691	111,886	97,234	198,623	1,208,657
NET INVESTMENT INCOME (LOSS)	148,480	(51,477)	39,801	(9,475)	46,416
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	(689,890)	(81,904)	(4,303,097)	3,893,877
Net realized gains (losses) on futures contracts	—	—	(11,021)	—	—
Net realized gains (losses) on swap agreements	687,698	—	(686,444)	—	1,925,496
Change in net unrealized appreciation/depreciation on investment securities	—	(394,052)	(122,317)	(968,084)	2,668,040
Change in net unrealized appreciation/depreciation on futures contracts	—	—	(23,732)	—	—
Change in net unrealized appreciation/depreciation on swap agreements	20,385	—	(116,793)	—	2,403,518
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	708,083	(1,083,942)	(1,042,211)	(5,271,181)	10,890,931
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$856,563	$(1,135,419)	$(1,002,410)	$(5,280,656)	$10,937,347

See accompanying notes to financial statements.

212 :: Statements of Operations :: For the Periods Indicated

	UltraBear ProFund	UltraBull ProFund	UltraChina ProFund	UltraDow 30 ProFund	UltraEmerging Markets ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025
INVESTMENT INCOME:
Dividends	$—	$1,486,993	$238,989	$503,825	$197,522
Non-cash dividends	—	—	—	—	18,106
Interest	402,693	2,024,610	196,108	492,682	54,712
Foreign tax withholding	—	(360)	—	—	(20,933)
Net income from securities lending	—	78	11,268	—	6,770
TOTAL INVESTMENT INCOME	402,693	3,511,321	446,365	996,507	256,177
EXPENSES:
Advisory fees	65,795	1,173,647	171,295	298,270	58,437
Management services fees	13,159	234,731	34,259	59,654	11,687
Administration and fund accounting fees	13,915	232,951	35,447	58,859	11,939
Distribution and service fees—Service Class	2,052	24,444	7,345	16,945	1,955
Transfer agency fees	4,376	64,575	10,050	18,934	3,270
Administrative services fees	17,191	305,055	51,431	79,461	17,193
Registration and filing fees	52,098	117,121	34,326	39,304	30,918
Custody fees	1,760	23,417	26,821	6,487	7,750
Trustee fees	122	1,986	310	538	95
Compliance service fees	104	1,471	180	340	73
Service fees	306	5,261	763	1,320	255
Other fees	9,801	142,298	24,679	46,736	9,261
Total Gross Expenses before reductions	180,679	2,326,957	396,906	626,848	152,833
Expenses reduced and reimbursed by the Advisor	(22,293)	—	—	—	(12,059)
Fees paid indirectly	(182)	(1,477)	(314)	(505)	(129)
TOTAL NET EXPENSES	158,204	2,325,480	396,592	626,343	140,645
NET INVESTMENT INCOME (LOSS)	244,489	1,185,841	49,773	370,164	115,532
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	917,338	(2,014,191)	(44,224)	(378,757)
Net realized gains (losses) on futures contracts	(56,221)	1,281,753	—	463,549	—
Net realized gains (losses) on swap agreements	(4,327,040)	14,443,929	2,657,086	1,444,022	813,535
Change in net unrealized appreciation/depreciation on investment securities	—	13,228,091	3,327,599	1,631,496	961,887
Change in net unrealized appreciation/depreciation on futures contracts	(17,724)	1,194,389	—	(160,660)	—
Change in net unrealized appreciation/depreciation on swap agreements	222,720	(3,240,475)	(708,991)	(1,126,720)	(187,100)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(4,178,265)	27,825,025	3,261,503	2,207,463	1,209,565
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,933,776)	$29,010,866	$3,311,276	$2,577,627	$1,325,097

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Operations :: 213

	UltraInternational ProFund	UltraJapan ProFund	UltraLatin America ProFund	UltraMid-Cap ProFund	UltraNasdaq-100 ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025
INVESTMENT INCOME:
Dividends	$—	$—	$416,841	$393,963	$5,607,696
Non-cash dividends	—	—	59,472	—	—
Interest	224,000	852,823	49,275	473,158	12,270,333
Foreign tax withholding	—	—	(27,539)	(314)	(10,680)
Net income from securities lending	—	—	8,253	386	1,579
TOTAL INVESTMENT INCOME	224,000	852,823	506,302	867,193	17,868,928
EXPENSES:
Advisory fees	37,873	175,248	53,026	277,429	7,600,473
Management services fees	7,575	29,208	10,605	55,486	1,520,105
Administration and fund accounting fees	7,767	30,730	11,117	57,178	1,505,931
Distribution and service fees—Service Class	1,303	2,131	1,641	12,640	211,124
Transfer agency fees	2,093	11,813	6,558	14,812	467,315
Administrative services fees	10,729	31,223	4,845	86,249	2,058,434
Registration and filing fees	35,968	34,268	30,390	41,096	236,838
Custody fees	758	3,046	15,524	7,604	153,246
Trustee fees	62	275	102	505	12,871
Compliance service fees	51	157	62	322	9,541
Service fees	168	665	241	1,270	33,553
Other fees	5,747	16,977	8,970	36,712	1,159,548
Total Gross Expenses before reductions	110,094	335,741	143,081	591,303	14,968,979
Expenses reduced and reimbursed by the Advisor	(18,795)	—	(15,439)	—	—
Fees paid indirectly	(110)	(1,243)	(126)	(212)	(27,131)
TOTAL NET EXPENSES	91,189	334,498	127,516	591,091	14,941,848
NET INVESTMENT INCOME (LOSS)	132,811	518,325	378,786	276,102	2,927,080
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	(134,968)	2,165,443	35,612,360
Net realized gains (losses) on futures contracts	—	(2,143,799)	—	216,784	8,382,049
Net realized gains (losses) on swap agreements	534,119	(12,680)	168,023	(2,021,828)	178,814,773
Change in net unrealized appreciation/depreciation on investment securities	—	—	116,957	(2,801,729)	79,668,224
Change in net unrealized appreciation/depreciation on futures contracts	—	2,389,534	—	(215,864)	4,677,998
Change in net unrealized appreciation/depreciation on swap agreements	(422,518)	(4,087)	(1,739)	(1,414,346)	(25,972,742)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	111,601	228,968	148,273	(4,071,540)	281,182,662
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$244,412	$747,293	$527,059	$(3,795,438)	$284,109,742

See accompanying notes to financial statements.

214 :: Statements of Operations :: For the Periods Indicated

	UltraShort China ProFund	UltraShort Dow 30 ProFund	UltraShort Emerging Markets ProFund	UltraShort International ProFund	UltraShort Japan ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—
Interest	96,501	90,526	31,494	124,772	38,742
Foreign tax withholding	—	—	—	—	—
TOTAL INVESTMENT INCOME	96,501	90,526	31,494	124,772	38,742
EXPENSES:
Advisory fees	15,026	15,083	5,308	21,092	8,087
Management services fees	3,005	3,017	1,062	4,218	1,348
Administration and fund accounting fees	3,095	3,337	1,032	4,158	1,390
Distribution and service fees—Service Class	271	360	152	153	161
Transfer agency fees	993	834	357	1,095	340
Administrative services fees	4,167	4,202	1,169	6,597	1,467
Registration and filing fees	29,309	33,557	27,206	30,311	28,420
Custody fees	315	322	100	464	109
Trustee fees	32	33	8	37	9
Compliance service fees	14	20	6	22	9
Licensing fees	547	451	114	—	—
Service fees	68	68	21	91	29
Other fees	3,187	3,158	2,305	4,082	2,845
Total Gross Expenses before reductions	60,029	64,442	38,840	72,320	44,214
Expenses reduced and reimbursed by the Advisor	(23,999)	(28,232)	(26,060)	(22,036)	(28,009)
Fees paid indirectly	(97)	(53)	(30)	(73)	(50)
TOTAL NET EXPENSES	35,933	36,157	12,750	50,211	16,155
NET INVESTMENT INCOME (LOSS)	60,568	54,369	18,744	74,561	22,587
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—	—
Net realized gains (losses) on futures contracts	—	—	—	—	258,941
Net realized gains (losses) on swap agreements	(876,959)	(867,383)	(17,403)	(388,624)	(14,898)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—	(199,615)
Change in net unrealized appreciation/depreciation on swap agreements	58,865	75,717	23,171	136,369	5,166
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(818,094)	(791,666)	5,768	(252,255)	49,594
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(757,526)	$(737,297)	$24,512	$(177,694)	$72,181

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Operations :: 215

	UltraShort Latin America ProFund	UltraShort Mid-Cap ProFund	UltraShort Nasdaq-100 ProFund	UltraShort Small-Cap ProFund	UltraSmall-Cap ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025	Year Ended July 31, 2025
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$371,022
Interest	55,841	27,367	744,525	158,432	714,342
Foreign tax withholding	—	—	—	—	(1,161)
TOTAL INVESTMENT INCOME	55,841	27,367	744,525	158,432	1,084,203
EXPENSES:
Advisory fees	9,312	4,721	122,469	26,565	369,499
Management services fees	1,862	944	24,494	5,313	73,900
Administration and fund accounting fees	1,918	976	26,078	5,692	80,078
Distribution and service fees—Service Class	244	180	401	882	5,110
Transfer agency fees	496	364	7,098	1,831	21,302
Administrative services fees	3,222	1,112	32,643	6,014	113,218
Registration and filing fees	27,414	28,730	81,491	37,857	47,118
Custody fees	194	98	2,774	527	10,937
Trustee fees	17	9	235	52	644
Compliance service fees	11	5	174	34	469
Licensing fees	337	92	5,990	4,670	62,159
Service fees	42	21	555	119	1,686
Other fees	2,632	2,094	15,459	4,980	42,500
Total Gross Expenses before reductions	47,701	39,346	319,861	94,536	828,620
Expenses reduced and reimbursed by the Advisor	(25,329)	(27,918)	(19,977)	(30,347)	—
Fees paid indirectly	(29)	(43)	(450)	(260)	(611)
TOTAL NET EXPENSES	22,343	11,385	299,434	63,929	828,009
NET INVESTMENT INCOME (LOSS)	33,498	15,982	445,091	94,503	256,194
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—	(17,928)
Net realized gains (losses) on futures contracts	—	—	(164,709)	(33,138)	(297,031)
Net realized gains (losses) on swap agreements	(313,948)	(74,448)	(8,441,283)	(1,413,999)	(6,204,848)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—	(2,299,435)
Change in net unrealized appreciation/depreciation on futures contracts	—	—	(124,184)	(7,718)	(454,329)
Change in net unrealized appreciation/depreciation on swap agreements	(8,015)	29,293	424,489	187,361	(1,693,615)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(321,963)	(45,155)	(8,305,687)	(1,267,494)	(10,967,186)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(288,465)	$(29,173)	$(7,860,596)	$(1,172,991)	$(10,710,992)

See accompanying notes to financial statements.

216 :: Statements of Operations :: For the Periods Indicated

	U.S. Government Plus ProFund	Utilities UltraSector ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2025
INVESTMENT INCOME:
Dividends	$—	$475,250
Interest	379,084	223,346
TOTAL INVESTMENT INCOME	379,084	698,596
EXPENSES:
Advisory fees	41,384	155,146
Management services fees	12,415	31,030
Administration and fund accounting fees	12,266	29,598
Distribution and service fees—Service Class	13,031	4,226
Transfer agency fees	5,027	8,400
Administrative services fees	15,382	55,125
Registration and filing fees	64,745	54,602
Custody fees	1,314	4,683
Trustee fees	131	294
Compliance service fees	70	209
Service fees	305	780
Other fees	9,136	26,018
Total Gross Expenses before reductions	175,206	370,111
Expenses reduced and reimbursed by the Advisor	(21,088)	(12,129)
Fees paid indirectly	(381)	(105)
TOTAL NET EXPENSES	153,737	357,877
NET INVESTMENT INCOME (LOSS)	225,347	340,719
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	927,479
Net realized gains (losses) on futures contracts	1,390	—
Net realized gains (losses) on swap agreements	(1,343,133)	1,790,652
Change in net unrealized appreciation/depreciation on investment securities	—	838,668
Change in net unrealized appreciation/depreciation on swap agreements	(192,078)	(716,564)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,533,821)	2,840,235
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,308,474)	$3,180,954

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

Statements of
Changes in Net Assets

218 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Access Flex Bear High Yield ProFund		Access Flex High Yield ProFund		Banks UltraSector ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$4,269	$29,879	$360,235	$455,297	$229,578	$152,187
Net realized gains (losses) on investments	(73,421)	(147,964)	458,095	1,074,559	494,636	1,901,379
Change in unrealized appreciation/depreciation on investments	13,524	44,018	(190,024)	(797,255)	(680,817)	733,894
Change in net assets resulting from operations	(55,628)	(74,067)	628,306	732,601	43,397	2,787,460
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	(472,168)	(1,581,676)	(248,980)	(156,828)
Service Class	—	—	(86,960)	(134,019)	(3,137)	(816)
Change in net assets resulting from distributions	—	—	(559,128)	(1,715,695)	(252,117)	(157,644)
Change in net assets resulting from capital transactions	3,263,691	(1,905,846)	6,789,017	(16,891,012)	(4,334,718)	(2,057,026)
Change in net assets	3,208,063	(1,979,913)	6,858,195	(17,874,106)	(4,543,438)	572,790
NET ASSETS:
Beginning of year	392,968	2,372,881	11,256,962	29,131,068	12,165,106	11,592,316
End of year	$3,601,031	$392,968	$18,115,157	$11,256,962	$7,621,668	$12,165,106
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$12,574,982	$2,811,884	$71,717,958	$37,380,619	$70,700,602	$43,789,204
Distributions reinvested	—	—	471,155	1,576,812	240,994	152,163
Value of shares redeemed	(9,297,901)	(4,720,021)	(65,941,746)	(55,791,065)	(75,151,443)	(46,038,474)
Service Class
Proceeds from shares issued	—	15,000	1,359,321	589,457	7,156,354	2,880,555
Distributions reinvested	—	—	86,960	134,019	3,137	815
Value of shares redeemed	(13,390)	(12,709)	(904,631)	(780,854)	(7,284,362)	(2,841,289)
Change in net assets resulting from capital transactions	$3,263,691	$(1,905,846)	$6,789,017	$(16,891,012)	$(4,334,718)	$(2,057,026)
SHARE TRANSACTIONS:
Investor Class
Issued	442,762	91,100	2,370,855	1,268,571	1,169,796	989,253
Reinvested	—	—	15,554	54,503	4,009	3,170
Redeemed	(327,427)	(154,018)	(2,182,436)	(1,920,756)	(1,251,504)	(1,060,104)
Service Class
Issued	—	558	44,639	19,819	130,707	72,203
Reinvested	—	—	2,878	4,632	58	19
Redeemed	(557)	(483)	(29,643)	(27,014)	(133,598)	(74,085)
Change in shares	114,778	(62,843)	221,847	(600,245)	(80,532)	(69,544)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 219

	Bear ProFund		Biotechnology UltraSector ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$332,541	$340,460	$(240,073)	$232,004
Net realized gains (losses) on investments	(2,552,135)	(3,435,393)	(15,925,608)	17,097,229
Change in unrealized appreciation/depreciation on investments	378,982	40,377	(9,213,376)	(376,086)
Change in net assets resulting from operations	(1,840,612)	(3,054,556)	(25,379,057)	16,953,147
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(320,726)	(361,885)	(18,763,367)	(6,891,091)
Service Class	(24,204)	(22,605)	(798,586)	(327,100)
Change in net assets resulting from distributions	(344,930)	(384,490)	(19,561,953)	(7,218,191)
Change in net assets resulting from capital transactions	40,954,698	1,762,693	(1,353,356)	(18,487,171)
Change in net assets	38,769,156	(1,676,353)	(46,294,366)	(8,752,215)
NET ASSETS:
Beginning of year	5,081,867	6,758,220	108,813,937	117,566,152
End of year	$43,851,023	$5,081,867	$62,519,571	$108,813,937
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$312,113,963	$254,128,275	$33,200,990	$58,965,361
Distributions reinvested	261,751	312,999	18,543,194	6,812,289
Value of shares redeemed	(271,435,295)	(252,627,557)	(53,640,527)	(83,868,631)
Service Class
Proceeds from shares issued	1,040,875	1,395,224	6,311,103	7,568,501
Distributions reinvested	24,204	22,538	794,036	325,237
Value of shares redeemed	(1,050,800)	(1,468,786)	(6,562,152)	(8,289,928)
Change in net assets resulting from capital transactions	$40,954,698	$1,762,693	$(1,353,356)	$(18,487,171)
SHARE TRANSACTIONS:
Investor Class
Issued	28,172,433	19,136,057	654,498	975,245
Reinvested	24,125	23,068	396,910	123,523
Redeemed	(24,273,291)	(19,202,660)	(1,080,977)	(1,396,274)
Service Class
Issued	102,269	110,453	229,119	204,312
Reinvested	2,488	1,844	32,623	9,335
Redeemed	(104,105)	(114,913)	(240,156)	(221,699)
Change in shares	3,923,919	(46,151)	(7,983)	(305,558)
See accompanying notes to financial statements.

220 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Bull ProFund		Communication Services UltraSector ProFund				Consumer Discretionary UltraSector ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025		Year Ended July 31, 2024		Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$289,820	$435,626	$33,820		$18,608		$48,434	$73,893
Net realized gains (losses) on investments	3,205,195	7,152,269	2,892,030		975,345		(2,929,508)	2,588,786
Change in unrealized appreciation/depreciation on investments	3,681,622	2,682,714	1,237,847		837,085		2,565	(2,365,592)
Change in net assets resulting from operations	7,176,637	10,270,609	4,163,697		1,831,038		(2,878,509)	297,087
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(619,800)	(640,768)	(28,084)		—		(41,781)	—
Service Class	(45,317)	(163,539)	(56)		—		—	—
Change in net assets resulting from distributions	(665,117)	(804,307)	(28,140)		—		(41,781)	—
Change in net assets resulting from capital transactions	(2,964,501)	(11,411,944)	16,771,524		818,361		2,611,884	(6,165,184)
Change in net assets	3,547,019	(1,945,642)	20,907,081		2,649,399		(308,406)	(5,868,097)
NET ASSETS:
Beginning of year	51,230,500	53,176,142	9,500,256		6,850,857		51,090,557	56,958,654
End of year	$54,777,519	$51,230,500	$30,407,337		$9,500,256		$50,782,151	$51,090,557
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$484,340,221	$365,340,966	$167,088,573		$43,080,218		$173,823,366	$81,544,248
Distributions reinvested	615,326	617,106	28,016		—		41,431	—
Value of shares redeemed	(484,583,255)	(371,576,547)	(150,391,970)		(41,926,908)		(171,382,282)	(87,117,479)
Service Class
Proceeds from shares issued	103,509,547	155,737,071	9,432,722		7,411,744		5,341,025	6,032,242
Distributions reinvested	45,317	161,908	24		—		—	—
Value of shares redeemed	(106,891,657)	(161,692,448)	(9,385,841)		(7,746,693)		(5,211,656)	(6,624,195)
Change in net assets resulting from capital transactions	$(2,964,501)	$(11,411,944)	$16,771,524		$818,361		$2,611,884	$(6,165,184)
SHARE TRANSACTIONS:
Investor Class
Issued	6,675,661	6,042,712	3,443,715	(a)	1,277,348	(a)	2,546,404	1,483,636
Reinvested	8,356	9,028	595	(a)	—		556	—
Redeemed	(6,685,216)	(6,122,335)	(3,112,729	)(a)	(1,256,428	)(a)	(2,708,260)	(1,644,598)
Service Class
Issued	1,918,475	3,343,967	256,524	(a)	283,352	(a)	99,065	142,423
Reinvested	813	3,100	1	(a)	—		—	—
Redeemed	(1,967,307)	(3,475,507)	(255,887	)(a)	(298,788	)(a)	(96,709)	(155,356)
Change in shares	(49,218)	(199,035)	332,219		5,484		(158,944)	(173,895)

(a)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 221

	Consumer Staples UltraSector ProFund		Energy UltraSector ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$43,847	$55,066	$430,345	$768,979
Net realized gains (losses) on investments	40,182	(47,529)	(10,482,071)	2,022,140
Change in unrealized appreciation/depreciation on investments	(66,791)	55,686	(4,892,295)	(2,354,987)
Change in net assets resulting from operations	17,238	63,223	(14,944,021)	436,132
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(46,862)	(46,205)	(567,697)	(433,234)
Service Class	(1,018)	(854)	(20,946)	—
Change in net assets resulting from distributions	(47,880)	(47,059)	(588,643)	(433,234)
Change in net assets resulting from capital transactions	445,535	(466,053)	8,291,381	(8,869,604)
Change in net assets	414,893	(449,889)	(7,241,283)	(8,866,706)
NET ASSETS:
Beginning of year	3,360,499	3,810,388	24,881,116	33,747,822
End of year	$3,775,392	$3,360,499	$17,639,833	$24,881,116
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$46,228,781	$23,346,550	$162,712,236	$140,181,224
Distributions reinvested	46,418	45,452	564,506	428,557
Value of shares redeemed	(45,837,383)	(23,721,935)	(154,666,921)	(149,480,666)
Service Class
Proceeds from shares issued	5,008,347	1,918,105	9,956,466	9,150,021
Distributions reinvested	1,018	854	20,946	—
Value of shares redeemed	(5,001,646)	(2,055,079)	(10,295,852)	(9,148,740)
Change in net assets resulting from capital transactions	$445,535	$(466,053)	$8,291,381	$(8,869,604)
SHARE TRANSACTIONS:
Investor Class
Issued	597,233	336,145	3,881,406	3,274,564
Reinvested	628	685	14,335	10,741
Redeemed	(592,362)	(341,733)	(3,983,084)	(3,535,479)
Service Class
Issued	74,938	31,888	294,900	247,547
Reinvested	16	15	626	—
Redeemed	(74,942)	(34,170)	(303,555)	(249,271)
Change in shares	5,511	(7,170)	(95,372)	(251,898)

See accompanying notes to financial statements.

222 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Europe 30 ProFund		Falling U.S. Dollar ProFund		Financials UltraSector ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$45,155	$58,776	$46,168	$40,262	$164,415	$122,805
Net realized gains (losses) on investments	(6,545)	340,004	156,184	(76,452)	2,608,374	3,226,990
Change in unrealized appreciation/depreciation on investments	135,271	(89,178)	(58,347)	26,499	(572,817)	3,096,113
Change in net assets resulting from operations	173,881	309,602	144,005	(9,691)	2,199,972	6,445,908
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	(54,806)	(41,147)	(33,375)	(670,277)	(30,422)
Service Class	—	(2,145)	(66)	(271)	(15,041)	—
Change in net assets resulting from distributions	—	(56,951)	(41,213)	(33,646)	(685,318)	(30,422)
Change in net assets resulting from capital transactions	(121,235)	(676,412)	154,620	(233,729)	(312,223)	23,287,070
Change in net assets	52,646	(423,761)	257,412	(277,066)	1,202,431	29,702,556
NET ASSETS:
Beginning of year	4,214,158	4,637,919	1,147,441	1,424,507	34,465,575	4,763,019
End of year	$4,266,804	$4,214,158	$1,404,853	$1,147,441	$35,668,006	$34,465,575
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$19,427,468	$21,634,125	$20,354,156	$9,201,601	$173,866,470	$87,315,019
Distributions reinvested	—	54,727	40,662	33,055	655,901	29,843
Value of shares redeemed	(19,534,889)	(22,591,851)	(20,237,710)	(9,474,661)	(174,502,477)	(64,257,906)
Service Class
Proceeds from shares issued	5,696,369	2,668,913	390,994	614,084	11,013,315	6,095,578
Distributions reinvested	—	2,145	66	271	15,041	—
Value of shares redeemed	(5,710,183)	(2,444,471)	(393,548)	(608,079)	(11,360,473)	(5,895,464)
Change in net assets resulting from capital transactions	$(121,235)	$(676,412)	$154,620	$(233,729)	$(312,223)	$23,287,070
SHARE TRANSACTIONS:
Investor Class
Issued	1,177,003	1,445,275	1,485,160	659,596	4,071,721	2,761,025
Reinvested	—	3,499	3,194	2,333	15,593	987
Redeemed	(1,190,577)	(1,532,452)	(1,468,979)	(679,045)	(4,229,063)	(2,009,044)
Service Class
Issued	312,401	165,966	31,943	49,628	324,512	234,724
Reinvested	—	125	6	21	445	—
Redeemed	(313,239)	(152,053)	(32,166)	(49,170)	(335,037)	(226,800)
Change in shares	(14,412)	(69,640)	19,158	(16,637)	(151,829)	760,892

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 223

	Health Care UltraSector ProFund		Industrials UltraSector ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$82,491	$124,946	$20,083	$97,722
Net realized gains (losses) on investments	264,059	706,909	1,493,158	1,499,339
Change in unrealized appreciation/depreciation on investments	(3,439,631)	1,400,129	603,029	508,441
Change in net assets resulting from operations	(3,093,081)	2,231,984	2,116,270	2,105,502
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(119,414)	(36,523)	(213,011)	—
Service Class	—	—	(10,521)	—
Change in net assets resulting from distributions	(119,414)	(36,523)	(223,532)	—
Change in net assets resulting from capital transactions	(2,139,109)	(1,574,675)	(816,281)	(4,556,469)
Change in net assets	(5,351,604)	620,786	1,076,457	(2,450,967)
NET ASSETS:
Beginning of year	15,003,652	14,383,866	6,308,156	8,759,123
End of year	$9,652,048	$15,003,652	$7,384,613	$6,308,156
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$42,007,220	$36,303,065	$80,879,559	$78,972,664
Distributions reinvested	117,990	35,950	212,891	—
Value of shares redeemed	(44,092,608)	(37,790,213)	(81,867,148)	(83,529,796)
Service Class
Proceeds from shares issued	7,063,263	3,164,255	6,356,013	2,183,037
Distributions reinvested	—	—	10,521	—
Value of shares redeemed	(7,234,974)	(3,287,732)	(6,408,117)	(2,182,374)
Change in net assets resulting from capital transactions	$(2,139,109)	$(1,574,675)	$(816,281)	$(4,556,469)
SHARE TRANSACTIONS:
Investor Class
Issued	395,918	344,503	1,156,171	1,415,176
Reinvested	1,204	359	3,294	—
Redeemed	(418,903)	(356,449)	(1,161,833)	(1,482,384)
Service Class
Issued	89,003	37,949	110,281	44,574
Reinvested	—	—	197	—
Redeemed	(91,328)	(39,602)	(110,952)	(44,571)
Change in shares	(24,106)	(13,240)	(2,842)	(67,205)

See accompanying notes to financial statements.

224 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Internet UltraSector ProFund		Large-Cap Growth ProFund				Large-Cap Value ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025		Year Ended July 31, 2024		Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(303,847)	$(257,164)	$(324,788)		$(203,209)		$(25,955)	$29,284
Net realized gains (losses) on investments	(3,046,577)	9,287,854	13,111,836		205,726		5,695,016	4,363,048
Change in unrealized appreciation/depreciation on investments	18,882,340	4,392,385	900,899		3,497,160		(646,747)	(296,298)
Change in net assets resulting from operations	15,531,916	13,423,075	13,687,947		3,499,677		5,022,314	4,096,034
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—		(239,315)		(87,491)	—
Service Class	—	—	—		(27,918)		(28,631)	—
Change in net assets resulting from distributions	—	—	—		(267,233)		(116,122)	—
Change in net assets resulting from capital transactions	12,787,388	(23,518,471)	(10,077,545)		5,756,592		(7,507,489)	(4,931,063)
Change in net assets	28,319,304	(10,095,396)	3,610,402		8,989,036		(2,601,297)	(835,029)
NET ASSETS:
Beginning of year	78,108,721	88,204,117	23,024,337		14,035,301		7,174,973	8,010,002
End of year	$106,428,025	$78,108,721	$26,634,739		$23,024,337		$4,573,676	$7,174,973
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$161,794,421	$39,094,477	$400,175,653		$271,821,062		$381,522,254	$135,892,637
Distributions reinvested	—	—	—		238,789		85,358	—
Value of shares redeemed	(148,904,359)	(60,862,273)	(409,777,674)		(266,884,414)		(388,471,469)	(140,335,163)
Service Class
Proceeds from shares issued	9,398,793	13,580,095	1,031,541		1,413,602		3,008,104	4,008,033
Distributions reinvested	—	—	—		27,918		28,631	—
Value of shares redeemed	(9,501,467)	(15,330,770)	(1,507,065)		(960,365)		(3,680,367)	(4,496,570)
Change in net assets resulting from capital transactions	$12,787,388	$(23,518,471)	$(10,077,545)		$5,756,592		$(7,507,489)	$(4,931,063)
SHARE TRANSACTIONS:
Investor Class
Issued	2,763,634	990,846	8,721,242	(a)	7,646,808	(a)	3,675,837	1,411,090
Reinvested	—	—	—		7,084	(a)	794	—
Redeemed	(2,950,337)	(1,536,241)	(8,742,953	)(a)	(7,526,584	)(a)	(3,695,002)	(1,424,568)
Service Class
Issued	264,424	559,350	29,118	(a)	51,024	(a)	33,236	48,220
Reinvested	—	—	—		1,060	(a)	310	—
Redeemed	(271,126)	(612,431)	(44,811	)(a)	(32,980	)(a)	(40,880)	(53,644)
Change in shares	(193,405)	(598,476)	(37,404)		146,412		(25,705)	(18,902)

(a)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 225

	Materials UltraSector ProFund		Mid-Cap Growth ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$28,558	$43,371	$(43,286)	$(45,921)
Net realized gains (losses) on investments	234,528	643,499	60,046	1,102,197
Change in unrealized appreciation/depreciation on investments	(1,017,802)	(354,556)	(11,898)	(830,342)
Change in net assets resulting from operations	(754,716)	332,314	4,862	225,934
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(33,718)	(45,189)	(29,180)	—
Service Class	—	(344)	(5,673)	—
Change in net assets resulting from distributions	(33,718)	(45,533)	(34,853)	—
Change in net assets resulting from capital transactions	(1,144,476)	(4,411,175)	(1,368,698)	(23,508,025)
Change in net assets	(1,932,910)	(4,124,394)	(1,398,689)	(23,282,091)
NET ASSETS:
Beginning of year	5,371,816	9,496,210	5,648,784	28,930,875
End of year	$3,438,906	$5,371,816	$4,250,095	$5,648,784
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$45,414,158	$20,510,930	$19,796,902	$47,512,087
Distributions reinvested	33,609	43,476	28,737	—
Value of shares redeemed	(46,560,655)	(24,399,651)	(21,147,849)	(71,110,777)
Service Class
Proceeds from shares issued	5,590,752	2,809,663	285,116	598,272
Distributions reinvested	—	344	5,673	—
Value of shares redeemed	(5,622,340)	(3,375,937)	(337,277)	(507,607)
Change in net assets resulting from capital transactions	$(1,144,476)	$(4,411,175)	$(1,368,698)	$(23,508,025)
SHARE TRANSACTIONS:
Investor Class
Issued	411,236	185,584	184,857	464,997
Reinvested	333	402	269	—
Redeemed	(423,727)	(221,669)	(197,352)	(726,622)
Service Class
Issued	62,036	30,114	3,793	7,836
Reinvested	—	4	73	—
Redeemed	(62,997)	(36,535)	(4,378)	(6,765)
Change in shares	(13,119)	(42,100)	(12,738)	(260,554)

See accompanying notes to financial statements.

226 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Mid-Cap ProFund		Mid-Cap Value ProFund		Nasdaq-100 ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025		Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$24,966	$52,436	$(12,733)	$(3,380)	$755,698		$1,914,666
Net realized gains (losses) on investments	66,978	397,317	(672,932)	253,711	17,080,673		9,587,573
Change in unrealized appreciation/depreciation on investments	(782,168)	624,958	(163,657)	(107,762)	6,607,921		13,881,391
Change in net assets resulting from operations	(690,224)	1,074,711	(849,322)	142,569	24,444,292		25,383,630
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(56,471)	(177)	(1,829)	—	(830,816)		—
Service Class	(3,144)	—	—	—	(34,052)		—
Change in net assets resulting from distributions	(59,615)	(177)	(1,829)	—	(864,868)		—
Change in net assets resulting from capital transactions	(2,151,924)	5,087,602	(1,656,372)	1,507,799	(31,983,060)		(22,846,093)
Change in net assets	(2,901,763)	6,162,136	(2,507,523)	1,650,368	(8,403,636)		2,537,537
NET ASSETS:
Beginning of year	10,518,332	4,356,196	4,548,655	2,898,287	136,163,270		133,625,733
End of year	$7,616,569	$10,518,332	$2,041,132	$4,548,655	$127,759,634		$136,163,270
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$25,614,648	$25,597,528	$69,024,951	$7,385,684	$1,746,902,037		$1,519,611,327
Distributions reinvested	55,623	175	1,829	—	787,407		—
Value of shares redeemed	(27,212,320)	(24,438,029)	(70,508,827)	(5,800,971)	(1,777,818,457)		(1,542,705,547)
Service Class
Proceeds from shares issued	59,612,855	35,656,529	1,701,813	298,921	43,065,459		50,384,974
Distributions reinvested	1,543	—	—	—	34,052		—
Value of shares redeemed	(60,224,273)	(31,728,601)	(1,876,138)	(375,835)	(44,953,558)		(50,136,847)
Change in net assets resulting from capital transactions	$(2,151,924)	$5,087,602	$(1,656,372)	$1,507,799	$(31,983,060)		$(22,846,093)
SHARE TRANSACTIONS:
Investor Class
Issued	205,249	230,247	589,713	70,139	40,313,714	(a)	41,805,480	(a)
Reinvested	449	2	16	—	17,584	(a)	—
Redeemed	(221,009)	(216,092)	(610,911)	(56,985)	(40,920,315	)(a)	(42,436,404	)(a)
Service Class
Issued	621,279	397,908	18,895	4,317	1,308,980	(a)	1,848,980	(a)
Reinvested	16	—	—	—	988	(a)	—
Redeemed	(631,391)	(358,323)	(20,993)	(5,286)	(1,379,985	)(a)	(1,832,640	)(a)
Change in shares	(25,407)	53,742	(23,280)	12,185	(659,034)		(614,584)

(a)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 227

	Oil & Gas Equipment & Services UltraSector ProFund		Pharmaceuticals UltraSector ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$97,146	$39,959	$9,201	$24,177
Net realized gains (losses) on investments	(2,742,379)	(177,750)	(23,011)	(214,181)
Change in unrealized appreciation/depreciation on investments	(4,729,344)	(470,481)	(272,966)	(66,889)
Change in net assets resulting from operations	(7,374,577)	(608,272)	(286,776)	(256,893)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(61,433)	—	(24,996)	(14,006)
Service Class	—	—	—	—
Change in net assets resulting from distributions	(61,433)	—	(24,996)	(14,006)
Change in net assets resulting from capital transactions	3,515,115	(2,747,086)	(309,208)	(633,771)
Change in net assets	(3,920,895)	(3,355,358)	(620,980)	(904,670)
NET ASSETS:
Beginning of year	14,574,944	17,930,302	3,006,205	3,910,875
End of year	$10,654,049	$14,574,944	$2,385,225	$3,006,205
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$53,808,708	$72,229,101	$18,349,623	$14,384,789
Distributions reinvested	59,093	—	24,546	13,775
Value of shares redeemed	(50,436,103)	(72,310,947)	(18,573,714)	(14,820,908)
Service Class
Proceeds from shares issued	9,689,096	27,246,109	4,593,153	7,113,188
Distributions reinvested	—	—	—	—
Value of shares redeemed	(9,605,679)	(29,911,349)	(4,702,816)	(7,324,615)
Change in net assets resulting from capital transactions	$3,515,115	$(2,747,086)	$(309,208)	$(633,771)
SHARE TRANSACTIONS:
Investor Class
Issued	715,965	653,551	738,975	596,747
Reinvested	680	—	995	555
Redeemed	(667,639)	(655,835)	(748,035)	(616,590)
Service Class
Issued	146,175	279,481	238,443	356,305
Reinvested	—	—	—	—
Redeemed	(145,242)	(308,278)	(242,302)	(365,613)
Change in shares	49,939	(31,081)	(11,924)	(28,596)

See accompanying notes to financial statements.

228 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Precious Metals UltraSector ProFund		Real Estate UltraSector ProFund		Rising Rates Opportunity ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$155,989	$236,901	$93,322	$68,036	$238,726	$545,424
Net realized gains (losses) on investments	8,671,860	1,458,721	749,582	(24,920)	444,842	(875,171)
Change in unrealized appreciation/depreciation on investments	5,323,131	4,422,279	(349,155)	358,384	(133,515)	(422,094)
Change in net assets resulting from operations	14,150,980	6,117,901	493,749	401,500	550,053	(751,841)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(357,349)	(297,411)	(119,422)	(79,688)	(406,651)	(515,586)
Service Class	(13,503)	(7,693)	(4,727)	(2,941)	—	—
Change in net assets resulting from distributions	(370,852)	(305,104)	(124,149)	(82,629)	(406,651)	(515,586)
Change in net assets resulting from capital transactions	(4,331,324)	(3,529,155)	(2,509,161)	166,918	386,040	(2,568,976)
Change in net assets	9,448,804	2,283,642	(2,139,561)	485,789	529,442	3,836,403
NET ASSETS:
Beginning of year	29,031,391	26,747,749	5,400,443	4,914,654	9,028,678	12,865,081
End of year	$38,480,195	$29,031,391	$3,260,882	$5,400,443	$9,558,120	$9,028,678
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$248,774,581	$162,759,440	$71,213,938	$19,242,416	$149,113,415	$157,147,437
Distributions reinvested	352,688	290,474	118,600	76,164	393,665	502,557
Value of shares redeemed	(253,335,370)	(167,351,922)	(73,863,286)	(19,342,309)	(149,059,464)	(158,810,378)
Service Class
Proceeds from shares issued	21,425,822	10,685,878	7,152,127	5,439,679	525,243	40,893,469
Distributions reinvested	13,136	7,692	4,727	2,941	—	—
Value of shares redeemed	(21,562,181)	(9,921,617)	(7,135,267)	(5,422,973)	(586,819)	(42,302,061)
Change in net assets resulting from capital transactions	$(4,331,324)	$(3,529,155)	$(2,509,161)	$166,918	$386,040	$(2,568,976)
SHARE TRANSACTIONS:
Investor Class
Issued	3,700,641	3,830,798	1,617,951	508,624	3,581,242	3,660,609
Reinvested	7,679	6,488	2,767	1,942	9,311	13,553
Redeemed	(3,755,567)	(3,917,312)	(1,669,850)	(510,436)	(3,591,303)	(3,744,022)
Service Class
Issued	401,008	293,242	178,940	162,185	13,712	1,119,715
Reinvested	343	206	126	77	—	—
Redeemed	(407,211)	(272,269)	(178,489)	(161,409)	(15,311)	(1,163,045)
Change in shares	(53,107)	(58,847)	(48,555)	983	(2,349)	(113,190)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 229

	Rising Rates Opportunity 10 ProFund		Rising U.S. Dollar ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$20,206	$73,333	$210,070	$321,820
Net realized gains (losses) on investments	(13,891)	53,571	(573,260)	413,744
Change in unrealized appreciation/depreciation on investments	20,614	(53,972)	298,855	(168,040)
Change in net assets resulting from operations	26,929	72,932	(64,335)	567,524
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(49,151)	(77,619)	(293,747)	(420,636)
Service Class	(3,119)	(4,774)	(764)	(2,359)
Change in net assets resulting from distributions	(52,270)	(82,393)	(294,511)	(422,995)
Change in net assets resulting from capital transactions	(1,348,931)	(586,045)	(1,066,941)	502,059
Change in net assets	(1,374,272)	(595,506)	(1,425,787)	646,588
NET ASSETS:
Beginning of year	1,967,082	2,562,588	9,841,256	9,194,668
End of year	$592,810	$1,967,082	$8,415,469	$9,841,256
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$1,741,474	$7,579,723	$27,775,108	$44,617,839
Distributions reinvested	48,839	77,240	286,821	411,698
Value of shares redeemed	(3,032,455)	(7,855,709)	(29,103,136)	(44,478,693)
Service Class
Proceeds from shares issued	353,522	1,366,860	913,649	1,232,697
Distributions reinvested	3,119	4,774	764	1,956
Value of shares redeemed	(463,430)	(1,758,933)	(940,147)	(1,283,438)
Change in net assets resulting from capital transactions	$(1,348,931)	$(586,045)	$(1,066,941)	$502,059
SHARE TRANSACTIONS:
Investor Class
Issued	115,135	489,595	914,041	1,459,375
Reinvested	3,262	5,368	9,155	14,285
Redeemed	(202,755)	(506,413)	(960,509)	(1,456,874)
Service Class
Issued	25,406	96,688	35,531	47,581
Reinvested	223	358	29	79
Redeemed	(33,193)	(125,530)	(36,546)	(49,548)
Change in shares	(91,922)	(39,934)	(38,299)	14,898

See accompanying notes to financial statements.

230 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Semiconductor UltraSector ProFund				Short Energy ProFund		Short Nasdaq-100 ProFund
	Year Ended July 31, 2025		Year Ended July 31, 2024		Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$808,192		$249,970		$20,996	$21,371	$109,421	$200,800
Net realized gains (losses) on investments	73,019,933		122,373,293		17,490	(52,978)	(2,082,988)	176,557
Change in unrealized appreciation/depreciation on investments	43,011,538		63,396,040		18,327	322	31,340	83,668
Change in net assets resulting from operations	116,839,663		186,019,303		56,813	(31,285)	(1,942,227)	461,025
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(46,697,717)		—		(17,820)	(30,431)	(168,026)	(149,475)
Service Class	(2,176,451)		—		(1,890)	(918)	(9,548)	(8,916)
Change in net assets resulting from distributions	(48,874,168)		—		(19,710)	(31,349)	(177,574)	(158,391)
Change in net assets resulting from capital transactions	(10,368,676)		75,214,506		734,205	(73,371)	2,405,843	(1,474,400)
Change in net assets	57,596,819		261,233,809		771,308	(136,005)	286,042	(1,171,766)
NET ASSETS:
Beginning of year	395,401,113		134,167,304		500,859	636,864	1,964,361	3,136,127
End of year	$452,997,932		$395,401,113		$1,272,167	$500,859	$2,250,403	$1,964,361
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$718,509,448		$786,768,751		$21,402,833	$13,392,384	$287,634,519 (a)	$431,590,545
Distributions reinvested	46,341,772		—		17,495	26,685	160,032	148,574
Value of shares redeemed	(770,663,973)		(714,249,961)		(20,702,919)	(13,512,123)	(285,391,641)	(433,273,342)
Service Class
Proceeds from shares issued	27,076,542		40,220,711		1,457,958	1,640,256	1,480,068 (b)	1,246,226
Distributions reinvested	2,149,838		—		1,890	918	9,548	8,916
Value of shares redeemed	(33,782,303)		(37,524,995)		(1,443,052)	(1,621,491)	(1,486,683)	(1,195,319)
Change in net assets resulting from capital transactions	$(10,368,676)		$75,214,506		$734,205	$(73,371)	$2,405,843	$(1,474,400)
SHARE TRANSACTIONS:
Investor Class
Issued	17,528,296	(c)	27,149,536	(c)	1,513,414	913,813	6,039,146	7,608,010
Reinvested	1,096,530	(c)	—		1,211	1,778	3,865	2,745
Redeemed	(19,208,425	)(c)	(24,664,904	)(c)	(1,460,736)	(922,951)	(6,023,438)	(7,622,973)
Service Class
Issued	941,965	(c)	1,847,856	(c)	112,926	123,220	39,516	25,828
Reinvested	74,802	(c)	—		144	67	267	189
Redeemed	(1,158,402	)(c)	(1,750,392	)(c)	(111,791)	(122,071)	(39,390)	(24,999)
Change in shares	(725,234)		2,582,096		55,168	(6,144)	19,966	(11,200)

(a)  Amount includes $73,716 related to a voluntary capital contribution from the Advisor.

(b)  Amount includes $1,267 related to a voluntary capital contribution from the Advisor.

(c)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 8:1 share split that occurred on October 14, 2024.

Amounts designated as ' – ' are $0 or have been rounded to $0.
See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 231

	Short Precious Metals ProFund		Short Real Estate ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$134,840	$139,088	$27,130	$71,334
Net realized gains (losses) on investments	(849,158)	(497,791)	(51,337)	(198,868)
Change in unrealized appreciation/depreciation on investments	370,891	159,956	34,429	(45,400)
Change in net assets resulting from operations	(343,427)	(198,747)	10,222	(172,934)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(148,680)	(100,288)	(59,300)	(55,021)
Service Class	(824)	(2,108)	(1,180)	(1,514)
Change in net assets resulting from distributions	(149,504)	(102,396)	(60,480)	(56,535)
Change in net assets resulting from capital transactions	11,648,447	(1,544,662)	(396,280)	(540,457)
Change in net assets	11,155,516	(1,845,805)	(446,538)	(769,926)
NET ASSETS:
Beginning of year	1,409,180	3,254,985	1,159,076	1,929,002
End of year	$12,564,696	$1,409,180	$712,538	$1,159,076
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$150,866,628	$62,455,790	$9,962,782	$17,980,136
Distributions reinvested	141,687	54,168	50,797	54,938
Value of shares redeemed	(139,391,162)	(64,051,588)	(10,427,081)	(18,468,870)
Service Class
Proceeds from shares issued	1,252,540	1,463,567	817,001	(982,000)
Distributions reinvested	824	2,108	1,180	1,514
Value of shares redeemed	(1,222,070)	(1,468,707)	(800,959)	(1,090,175)
Change in net assets resulting from capital transactions	$11,648,447	$(1,544,662)	$(396,280)	$(540,457)
SHARE TRANSACTIONS:
Investor Class
Issued	18,302,513	5,057,436	1,259,196	1,908,836
Reinvested	13,507	4,594	6,318	6,595
Redeemed	(16,523,952)	(5,147,199)	(1,316,410)	(1,976,057)
Service Class
Issued	150,766	117,143	119,758	124,335
Reinvested	81	184	171	211
Redeemed	(146,481)	117,882	(117,588)	(137,931)
Change in shares	1,796,434	(85,724)	(48,555)	(74,011)

See accompanying notes to financial statements.

232 :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Small-Cap ProFund				Small-Cap Growth ProFund		Small-Cap ProFund
	Year Ended July 31, 2025		Year Ended July 31, 2024		Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$148,480		$240,567		$(51,477)	$(28,527)	$39,801	$60,039
Net realized gains (losses) on investments	687,698		(2,264,400)		(689,890)	652,119	(779,369)	685,747
Change in unrealized appreciation/depreciation on investments	20,385		37,927		(394,052)	99,141	(262,842)	309,801
Change in net assets resulting from operations	856,563		(1,985,906)		(1,135,419)	722,733	(1,002,410)	1,055,587
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(138,242)		(198,606)		(64,642)	(29,959)	—	—
Service Class	—		(7,648)		(20,310)	(5,307)	—	—
Change in net assets resulting from distributions	(138,242)		(206,254)		(84,952)	(35,266)	—	—
Change in net assets resulting from capital transactions	(535,428)		1,065,934		(1,170,533)	1,781,474	2,416,677	(1,747,821)
Change in net assets	182,893		(1,126,226)		(2,390,904)	2,468,941	1,414,267	(692,234)
NET ASSETS:
Beginning of year	648,217		1,774,443		6,771,325	4,302,384	5,026,461	5,718,695
End of year	$831,110		$648,217		$4,380,421	$6,771,325	$6,440,728	$5,026,461
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$213,764,733		$315,394,451		$58,417,059	$10,884,120	$232,901,744	$197,869,923
Distributions reinvested	137,805		198,338		64,371	29,845	—	—
Value of shares redeemed	(214,466,489)		(314,528,735)		(59,515,976)	(9,547,680)	(229,959,019)	(199,996,477)
Service Class
Proceeds from shares issued	825,001		721,182		983,985	1,130,782	2,087,689	772,112
Distributions reinvested	—		7,648		20,310	5,307	—	—
Value of shares redeemed	(796,478)		(726,950)		(1,140,282)	(720,900)	(2,613,737)	(393,379)
Change in net assets resulting from capital transactions	$(535,428)		$1,065,934		$(1,170,533)	$1,781,474	$2,416,677	$(1,747,821)
SHARE TRANSACTIONS:
Investor Class
Issued	3,762,726	(a)	4,936,013	(a)	547,908	101,943	2,100,729	1,981,267
Reinvested	2,562	(a)	3,431	(a)	582	293	—	—
Redeemed	(3,762,658	)(a)	(4,952,879	)(a)	(564,686)	(90,439)	(2,080,913)	(1,996,357)
Service Class
Issued	16,265	(a)	12,327	(a)	12,202	14,238	22,626	8,807
Reinvested	—		143	(a)	248	69	—	—
Redeemed	(15,695	)(a)	(12,592	)(a)	(13,986)	(9,231)	(29,196)	(4,737)
Change in shares	3,200		(13,557)		(17,732)	16,873	13,246	(11,020)

(a)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:2 reverse share split that occurred on October 14, 2024.

(b)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 233

	Small-Cap Value ProFund		Technology UltraSector ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025		Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(9,475)	$7,395	$46,416		$174,245
Net realized gains (losses) on investments	(4,303,097)	(878,095)	5,819,373		20,963,393
Change in unrealized appreciation/depreciation on investments	(968,084)	366,221	5,071,558		338,776
Change in net assets resulting from operations	(5,280,656)	(504,479)	10,937,347		21,476,414
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(38,107)	—	(6,127,170)		(319,590)
Service Class	(7,545)	—	(487,205)		(26,930)
Change in net assets resulting from distributions	(45,652)	—	(6,614,375)		(346,520)
Change in net assets resulting from capital transactions	(45,108,234)	49,444,160	(2,828,985)		(10,078,021)
Change in net assets	(50,434,542)	48,939,681	1,493,987		11,051,873
NET ASSETS:
Beginning of year	52,224,687	3,285,006	90,797,596		79,745,723
End of year	$1,790,145	$52,224,687	$92,291,583		$90,797,596
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$152,846,191	$107,822,405	$198,051,009		$139,691,194
Distributions reinvested	38,071	—	6,051,602		316,303
Value of shares redeemed	(197,729,130)	(58,608,027)	(206,577,900)		(147,469,641)
Service Class
Proceeds from shares issued	2,700,443	1,186,971	18,616,034		41,900,554
Distributions reinvested	7,545	—	487,205		26,929
Value of shares redeemed	(2,971,354)	(957,189)	(19,456,935)		(44,543,360)
Change in net assets resulting from capital transactions	$(45,108,234)	$49,444,160	$(2,828,985)		$(10,078,021)
SHARE TRANSACTIONS:
Investor Class
Issued	1,451,835	1,017,833	5,281,640	(b)	4,295,764	(b)
Reinvested	346	—	160,105	(b)	10,092	(b)
Redeemed	(1,902,111)	(581,046)	(5,659,190	)(b)	(4,582,072	)(b)
Service Class
Issued	30,840	14,423	666,398	(b)	1,615,036	(b)
Reinvested	88	—	17,077	(b)	1,096	(b)
Redeemed	(35,148)	(11,583)	(683,211	)(b)	(1,672,700	)(b)
Change in shares	(454,150)	439,627	(217,181)		(332,784)

See accompanying notes to financial statements.

234 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraBear ProFund		UltraBull ProFund		UltraChina ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$244,489	$324,117	$1,185,841	$1,229,230	$49,773	$164,791
Net realized gains (losses) on investments	(4,383,261)	(2,574,371)	16,643,020	26,382,999	642,895	(7,346,495)
Change in unrealized appreciation/depreciation on investments	204,996	122,461	11,182,005	13,183,329	2,618,608	(3,633,599)
Change in net assets resulting from operations	(3,933,776)	(2,127,793)	29,010,866	40,795,558	3,311,276	(10,815,303)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(108,411)	(411,236)	(6,098,243)	(960,834)	(579,412)	(870,345)
Service Class	(7,254)	(5,504)	(72,200)	(2,188)	(9,095)	(16,214)
Change in net assets resulting from distributions	(115,665)	(416,740)	(6,170,443)	(963,022)	(588,507)	(886,559)
Change in net assets resulting from capital transactions	4,579,928	(774,161)	(2,090,771)	(12,607,413)	5,188,552	3,834,181
Change in net assets	530,487	(3,318,694)	20,749,652	27,225,123	7,911,321	(7,867,681)
NET ASSETS:
Beginning of year	6,157,684	9,476,378	145,291,653	118,066,530	17,468,244	25,335,925
End of year	$6,688,171	$6,157,684	$166,041,305	$145,291,653	$25,379,565	$17,468,244
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$249,227,274	$193,827,826	$609,514,650	$629,114,287	$145,851,949	$140,324,457
Distributions reinvested	107,631	400,742	6,029,995	936,063	567,158	854,732
Value of shares redeemed	(244,781,479)	(195,098,772)	(617,165,371)	(640,193,413)	(141,699,902)	(136,972,330)
Service Class
Proceeds from shares issued	1,651,989	1,169,545	18,125,200	37,080,304	14,158,547	6,088,833
Distributions reinvested	7,254	5,503	72,200	2,188	9,095	16,214
Value of shares redeemed	(1,632,741)	(1,079,005)	(18,667,445)	(39,546,842)	(13,698,295)	(6,477,725)
Change in net assets resulting from capital transactions	$4,579,928	$(774,161)	$(2,090,771)	$(12,607,413)	$5,188,552	$3,834,181
SHARE TRANSACTIONS:
Investor Class
Issued	24,364,246	13,517,514	4,465,416	6,454,445	5,846,368	5,981,884
Reinvested	10,657	30,746	42,645	7,337	28,892	33,757
Redeemed	(24,123,829)	(13,597,283)	(4,544,445)	(6,553,080)	(5,765,450)	(5,815,368)
Service Class
Issued	182,050	91,245	175,431	496,469	655,057	304,409
Reinvested	821	487	697	23	535	739
Redeemed	(177,698)	(85,125)	(178,978)	(525,416)	(653,214)	(322,138)
Change in shares	256,247	(42,416)	(39,234)	(120,222)	112,188	183,283

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 235

	UltraDow 30 ProFund		UltraEmerging Markets ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$370,164	$380,209	$115,532	$115,734
Net realized gains (losses) on investments	1,863,347	4,692,310	434,778	494,172
Change in unrealized appreciation/depreciation on investments	344,116	3,232,079	774,787	(600,774)
Change in net assets resulting from operations	2,577,627	8,304,598	1,325,097	9,132
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(1,036,790)	(327,266)	(94,322)	(125,967)
Service Class	(42,152)	(5,006)	(385)	(940)
Change in net assets resulting from distributions	(1,078,942)	(332,272)	(94,707)	(126,907)
Change in net assets resulting from capital transactions	(2,367,167)	309,904	688,638	(703,458)
Change in net assets	(868,482)	8,282,230	1,919,028	(821,233)
NET ASSETS:
Beginning of year	39,404,831	31,122,601	7,501,478	8,322,711
End of year	$38,536,349	$39,404,831	$9,420,506	$7,501,478
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$85,735,960	$64,377,518	$43,477,393	$33,122,155
Distributions reinvested	1,034,254	324,041	93,192	120,901
Value of shares redeemed	(88,792,212)	(64,601,720)	(42,809,733)	(33,936,205)
Service Class
Proceeds from shares issued	9,135,570	4,656,640	8,262,042	3,787,729
Distributions reinvested	42,152	5,006	385	940
Value of shares redeemed	(9,522,891)	(4,451,581)	(8,334,641)	(3,798,978)
Change in net assets resulting from capital transactions	$(2,367,167)	$309,904	$688,638	$(703,458)
SHARE TRANSACTIONS:
Investor Class
Issued	1,060,713	994,424	775,766	748,405
Reinvested	12,842	4,837	1,971	2,687
Redeemed	(1,112,010)	(994,996)	(787,445)	(765,073)
Service Class
Issued	135,675	86,332	171,801	90,283
Reinvested	631	90	9	23
Redeemed	(141,195)	(82,413)	(171,294)	(91,279)
Change in shares	(43,344)	8,274	(9,192)	(14,954)

See accompanying notes to financial statements.

236 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraInternational ProFund		UltraJapan ProFund		UltraLatin America ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$132,811	$140,432	$518,325	$800,247	$378,786	$472,260
Net realized gains (losses) on investments	534,119	(147,641)	(2,156,479)	7,404,211	33,055	(302,548)
Change in unrealized appreciation/depreciation on investments	(422,518)	46,128	2,385,447	(1,640,158)	115,218	(1,784,523)
Change in net assets resulting from operations	244,412	38,919	747,293	6,564,300	527,059	(1,614,811)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	—	—	—	(1,570,191)	(391,948)	(523,218)
Service Class	—	—	—	(37,779)	(10,050)	(19,315)
Change in net assets resulting from distributions	—	—	—	(1,607,970)	(401,998)	(542,533)
Change in net assets resulting from capital transactions	3,357,674	(1,698,496)	(6,829,026)	(2,508,745)	471,849	(2,132,770)
Change in net assets	3,602,086	(1,659,577)	(6,081,733)	2,447,585	596,910	(4,290,114)
NET ASSETS:
Beginning of year	3,756,395	5,415,972	24,333,194	21,885,609	7,288,277	11,578,391
End of year	$7,358,481	$3,756,395	$18,251,461	$24,333,194	$7,885,187	$7,288,277
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$77,195,668	$41,080,047	$29,475,282	$56,904,785	$36,773,657	$34,410,923
Distributions reinvested	—	—	—	1,565,081	388,079	521,160
Value of shares redeemed	(73,806,714)	(42,595,625)	(36,282,242)	(60,422,186)	(36,854,201)	(37,112,497)
Service Class
Proceeds from shares issued	6,137,632	3,510,253	7,206,914	10,013,787	12,855,454	7,847,651
Distributions reinvested	—	—	—	34,460	10,050	19,315
Value of shares redeemed	(6,168,912)	(3,693,171)	(7,228,980)	(10,604,672)	(12,701,190)	(7,819,322)
Change in net assets resulting from capital transactions	$3,357,674	$(1,698,496)	$(6,829,026)	$(2,508,745)	$471,849	$(2,132,770)
SHARE TRANSACTIONS:
Investor Class
Issued	3,934,736	2,243,179	615,932	1,172,739	2,661,002	2,021,773
Reinvested	—	—	—	27,666	34,042	25,435
Redeemed	(3,792,862)	(2,348,572)	(751,257)	(1,261,810)	(2,684,409)	(2,144,711)
Service Class
Issued	355,660	230,428	182,324	265,615	957,693	470,812
Reinvested	—	—	—	780	915	972
Redeemed	(353,992)	(242,668)	(183,072)	(282,999)	(942,599)	(473,799)
Change in shares	143,542	(117,633)	(136,073)	(78,009)	26,644	(99,518)

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 237

	UltraMid-Cap ProFund		UltraNasdaq-100 ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$276,102	$344,834	$2,927,080	$5,028,200
Net realized gains (losses) on investments	360,399	5,328,292	222,809,182	164,916,370
Change in unrealized appreciation/depreciation on investments	(4,431,939)	870,468	58,373,480	131,342,455
Change in net assets resulting from operations	(3,795,438)	6,543,594	284,109,742	301,287,025
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(441,453)	(225,341)	—	(4,462,904)
Service Class	(17,969)	(22,007)	—	(918)
Change in net assets resulting from distributions	(459,422)	(247,348)	—	(4,463,822)
Change in net assets resulting from capital transactions	(7,233,304)	2,528,180	(57,011,746)	(127,424,766)
Change in net assets	(11,488,164)	8,824,426	227,097,996	169,398,437
NET ASSETS:
Beginning of year	47,766,134	38,941,708	961,692,430	792,293,993
End of year	$36,277,970	$47,766,134	$1,188,790,426	$961,692,430
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$65,033,522	$64,966,982	$3,220,951,988	$2,963,932,070
Distributions reinvested	428,886	220,734	—	4,292,378
Value of shares redeemed	(72,378,015)	(66,226,071)	(3,275,615,996)	(3,092,774,100)
Service Class
Proceeds from shares issued	31,153,611	40,244,808	72,568,681	60,583,371
Distributions reinvested	16,937	22,007	—	913
Value of shares redeemed	(31,488,245)	(36,700,280)	(74,916,419)	(63,459,398)
Change in net assets resulting from capital transactions	$(7,233,304)	$2,528,180	$(57,011,746)	$(127,424,766)
SHARE TRANSACTIONS:
Investor Class
Issued	970,437	1,105,656	30,137,808	37,451,268
Reinvested	6,401	3,757	—	39,221
Redeemed	(1,100,673)	(1,143,561)	(30,422,727)	(38,695,810)
Service Class
Issued	595,853	872,490	993,149	1,078,298
Reinvested	325	484	—	12
Redeemed	(605,353)	(805,937)	(1,030,564)	(1,148,995)
Change in shares	(133,010)	32,889	(322,334)	(1,276,006)

See accompanying notes to financial statements.

238 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort China ProFund		UltraShort Dow 30 ProFund		UltraShort Emerging Markets ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$60,568	$70,329	$54,369	$93,577	$18,744	$25,847
Net realized gains (losses) on investments	(876,959)	258,450	(867,383)	(594,170)	(17,403)	(284,398)
Change in unrealized appreciation/depreciation on investments	58,865	492,435	75,717	21,201	23,171	28,785
Change in net assets resulting from operations	(757,526)	821,214	(737,297)	(479,392)	24,512	(229,766)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(67,422)	(52,912)	(87,122)	(64,768)	(22,087)	(26,345)
Service Class	(3,258)	(681)	(1,248)	(1,475)	(109)	(669)
Change in net assets resulting from distributions	(70,680)	(53,593)	(88,370)	(66,243)	(22,196)	(27,014)
Change in net assets resulting from capital transactions	1,536,851	(2,853,965)	569,534	(541,075)	476,378	293,689
Change in net assets	708,645	(2,086,344)	(256,133)	(1,086,710)	478,694	36,909
NET ASSETS:
Beginning of year	987,197	3,073,541	1,958,528	3,045,238	361,860	324,951
End of year	$1,695,842	$987,197	$1,702,395	$1,958,528	$840,554	$361,860
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$57,423,906	$61,460,009	$26,018,967	$23,763,745	$19,339,716	$24,658,134
Distributions reinvested	67,191	52,520	86,802	60,719	22,049	26,048
Value of shares redeemed	(55,998,779)	(64,389,688)	(25,542,325)	(24,391,985)	(18,884,496)	(24,391,887)
Service Class
Proceeds from shares issued	1,231,504	1,048,565	832,428	1,109,682	209,072	47,179
Distributions reinvested	3,258	681	1,248	1,475	109	669
Value of shares redeemed	(1,190,229)	(1,026,052)	(827,586)	(1,084,711)	(210,072)	(46,454)
Change in net assets resulting from capital transactions	$1,536,851	$(2,853,965)	$569,534	$(541,075)	$476,378	$293,689
SHARE TRANSACTIONS:
Investor Class
Issued	15,309,554	9,012,696	2,091,337	1,516,475	1,449,012	1,198,481
Reinvested	15,306	8,219	7,168	3,979	1,417	1,381
Redeemed	(14,827,938)	(9,448,056)	(2,085,214)	(1,555,402)	(1,389,542)	(1,194,944)
Service Class
Issued	408,712	169,802	79,807	80,508	18,111	2,774
Reinvested	873	123	120	113	8	40
Redeemed	(384,132)	(167,466)	(79,503)	(79,991)	(18,439)	(2,716)
Change in shares	522,375	(424,682)	13,715	(34,318)	60,567	5,016

(a)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:10 reverse share split that occurred on October 14, 2024.

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 239

	UltraShort International ProFund		UltraShort Japan ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025		Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$74,561	$75,543	$22,587		$30,017
Net realized gains (losses) on investments	(388,624)	(242,387)	244,043		(316,118)
Change in unrealized appreciation/depreciation on investments	136,369	(20,616)	(194,449)		101,013
Change in net assets resulting from operations	(177,694)	(187,460)	72,181		(185,088)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(71,031)	(71,316)	(29,439)		(15,820)
Service Class	—	(110)	—		—
Change in net assets resulting from distributions	(71,031)	(71,426)	(29,439)		(15,820)
Change in net assets resulting from capital transactions	183,772	(213,999)	125,646		543,366
Change in net assets	(64,953)	(472,885)	168,388		342,458
NET ASSETS:
Beginning of year	2,100,395	2,573,280	1,304,143		961,685
End of year	$2,035,442	$2,100,395	$1,472,531		$1,304,143
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$55,753,170	$24,833,477	$14,450,091		$19,851,002
Distributions reinvested	71,012	71,219	29,360		15,809
Value of shares redeemed	(55,665,129)	(25,121,185)	(14,383,257)		(19,341,984)
Service Class
Proceeds from shares issued	549,006	446,485	973,465		2,872,697
Distributions reinvested	—	108	—		—
Value of shares redeemed	(524,287)	(444,103)	(944,013)		(2,854,158)
Change in net assets resulting from capital transactions	$183,772	$(213,999)	$125,646		$543,366
SHARE TRANSACTIONS:
Investor Class
Issued	3,426,724	1,309,788	319,134	(a)	364,421	(a)
Reinvested	3,838	3,819	753	(a)	243	(a)
Redeemed	(3,404,442)	(1,319,372)	(305,424	)(a)	(351,509	)(a)
Service Class
Issued	37,982	26,527	22,649	(a)	55,317	(a)
Reinvested	—	7	—		—
Redeemed	(35,964)	(26,538)	(22,286	)(a)	(55,317	)(a)
Change in shares	28,138	(5,769)	14,826		13,155

See accompanying notes to financial statements.

240 :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Latin America ProFund				UltraShort Mid-Cap ProFund		UltraShort Nasdaq-100 ProFund
	Year Ended July 31, 2025		Year Ended July 31, 2024		Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$33,498		$50,509		$15,982	$32,193	$445,091	$591,389
Net realized gains (losses) on investments	(313,948)		375,177		(74,448)	(209,755)	(8,605,992)	(7,312,006)
Change in unrealized appreciation/depreciation on investments	(8,015)		55,616		29,293	30,035	300,305	522,443
Change in net assets resulting from operations	(288,465)		481,302		(29,173)	(147,527)	(7,860,596)	(6,198,174)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(37,829)		(47,078)		(26,279)	(34,612)	(519,818)	(783,254)
Service Class	(1,632)		—		(946)	(926)	(1,687)	(2,986)
Change in net assets resulting from distributions	(39,461)		(47,078)		(27,225)	(35,538)	(521,505)	(786,240)
Change in net assets resulting from capital transactions	(13,905)		(663,282)		(5,036)	(279,728)	18,713,095	364,512
Change in net assets	(341,831)		(229,058)		(61,434)	(462,793)	10,330,994	(6,619,902)
NET ASSETS:
Beginning of year	1,495,692		1,724,750		553,539	1,016,332	9,864,607	16,484,509
End of year	$1,153,861		$1,495,692		$492,105	$553,539	$20,195,601	$9,864,607
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$11,955,692		$18,096,990		$12,750,745	$16,643,444	$582,346,291	$572,806,950
Distributions reinvested	36,372		47,070		26,279	29,881	514,984	764,751
Value of shares redeemed	(11,948,050)		(18,886,705)		(12,772,254)	(16,935,862)	(564,161,050)	(573,212,324)
Service Class
Proceeds from shares issued	958,500		1,201,960		182,427	35	305,524	442,799
Distributions reinvested	1,632		—		946	926	1,687	2,986
Value of shares redeemed	(1,018,051)		(1,122,597)		(193,179)	(18,152)	(294,341)	(440,650)
Change in net assets resulting from capital transactions	$(13,905)		$(663,282)		$(5,036)	$(279,728)	$18,713,095	$364,512
SHARE TRANSACTIONS:
Investor Class
Issued	292,581	(a)	436,448	(a)	421,744	400,810	21,237,275	13,404,230
Reinvested	731	(a)	1,425	(a)	901	811	20,403	18,938
Redeemed	(291,202	)(a)	(449,934	)(a)	(422,497)	408,492	(20,516,773)	(13,450,691)
Service Class
Issued	26,218	(a)	34,169	(a)	6,683	1	11,610	10,548
Reinvested	37	(a)	—		37	29	72	79
Redeemed	(27,820	)(a)	(32,118	)(a)	(7,025)	(421)	(11,690)	10,614
Change in shares	545		(10,010)		(157)	(7,262)	740,897	(27,510)

(a)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:8 reverse share split that occurred on October 14, 2024.

(b)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:10 reverse share split that occurred on October 14, 2024.

Amounts designated as ' – ' are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 241

	UltraShort Small-Cap ProFund				UltraSmall-Cap ProFund
	Year Ended July 31, 2025		Year Ended July 31, 2024		Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$94,503		$167,789		$256,194	$352,606
Net realized gains (losses) on investments	(1,447,137)		(943,709)		(6,519,807)	9,924,674
Change in unrealized appreciation/depreciation on investments	179,643		258,532		(4,447,379)	2,008,111
Change in net assets resulting from operations	(1,172,991)		(517,388)		(10,710,992)	12,285,391
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(148,295)		(168,696)		(574,109)	(374,677)
Service Class	(4,556)		(4,993)		(2,259)	(640)
Change in net assets resulting from distributions	(152,851)		(173,689)		(576,368)	(375,317)
Change in net assets resulting from capital transactions	3,248,524		(1,514,087)		(6,722,325)	(4,158,006)
Change in net assets	1,922,682		(2,205,164)		(18,009,685)	7,752,068
NET ASSETS:
Beginning of year	2,924,416		5,129,580		58,279,114	50,527,046
End of year	$4,847,098		$2,924,416		$40,269,429	$58,279,114
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$75,884,590		$107,507,177		$289,103,806	$309,814,049
Distributions reinvested	138,104		162,261		567,592	363,176
Value of shares redeemed	(72,690,061)		(109,204,075)		(296,330,196)	(314,693,966)
Service Class
Proceeds from shares issued	1,091,867		1,069,130		7,416,293	9,274,183
Distributions reinvested	4,556		4,986		2,259	640
Value of shares redeemed	(1,180,532)		(1,053,566)		(7,482,079)	(8,916,088)
Change in net assets resulting from capital transactions	$3,248,524		$(1,514,087)		$(6,722,325)	$(4,158,006)
SHARE TRANSACTIONS:
Investor Class
Issued	1,556,918	(b)	1,620,433	(b)	4,490,066	5,592,526
Reinvested	2,987	(b)	2,802	(b)	8,491	5,752
Redeemed	(1,508,629	)(b)	(1,641,758	)(b)	(4,655,888)	(5,605,017)
Service Class
Issued	25,280	(b)	18,060	(b)	154,835	203,146
Reinvested	109	(b)	95	(b)	43	13
Redeemed	(27,071	)(b)	(17,757	)(b)	(154,625)	(197,106)
Change in shares	49,594		(18,125)		(157,078)	(686)

See accompanying notes to financial statements.

242 :: Statements of Changes in Net Assets :: For the Periods Indicated

	U.S. Government Plus ProFund		Utilities UltraSector ProFund
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$225,347	$263,212	$340,719	$159,223
Net realized gains (losses) on investments	(1,341,743)	(1,546,613)	2,718,131	(368,462)
Change in unrealized appreciation/depreciation on investments	(192,078)	485,826	122,104	2,007,312
Change in net assets resulting from operations	(1,308,474)	(797,575)	3,180,954	1,798,073
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions
Investor Class	(199,574)	(238,218)	(364,216)	(105,818)
Service Class	(25,802)	(24,982)	—	(436)
Change in net assets resulting from distributions	(225,376)	(263,200)	(364,216)	(106,254)
Change in net assets resulting from capital transactions	(9,051,298)	6,992,576	(24,854,471)	29,078,636
Change in net assets	(10,585,148)	5,931,801	(22,037,733)	30,770,455
NET ASSETS:
Beginning of year	14,528,157	8,596,356	37,612,019	6,841,564
End of year	$3,943,009	$14,528,157	$15,574,286	$37,612,019
CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	$353,414,259	$340,631,406	$138,434,553	$73,265,823
Distributions reinvested	198,044	236,084	362,020	105,043
Value of shares redeemed	(361,636,875)	(335,545,382)	(163,391,672)	(44,503,681)
Service Class
Proceeds from shares issued	1,569,125	30,640,862	11,136,684	6,801,102
Distributions reinvested	25,802	24,980	—	436
Value of shares redeemed	(2,621,653)	(28,995,374)	(11,396,056)	(6,590,087)
Change in net assets resulting from capital transactions	$(9,051,298)	$6,992,576	$(24,854,471)	$29,078,636
SHARE TRANSACTIONS:
Investor Class
Issued	10,377,833	9,574,475	1,873,904	1,241,667
Reinvested	5,739	6,653	5,265	1,948
Redeemed	(10,630,605)	(9,441,464)	(2,258,176)	(788,980)
Service Class
Issued	51,838	935,695	164,371	131,580
Reinvested	825	767	—	9
Redeemed	(88,661)	(884,170)	(169,276)	(127,953)
Change in shares	(283,031)	191,956	(383,912)	458,271

Amounts designated as ' – ' are $0 or have been rounded to $0.
See accompanying notes to financial statements.

Financial Highlights

244 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In Excess of Net Investment Income	Return of Capital	Total Distributions
Access Flex Bear High Yield ProFund
Investor Class
Year Ended July 31, 2025	$29.25	0.17	(1.35)	(1.18)	—	—	—	—
Year Ended July 31, 2024	$31.10	0.69	(2.54)	(1.85)	—	—	—	—
Year Ended July 31, 2023	$31.71	0.44	(1.05)	(0.61)	—	—	—	—
Year Ended July 31, 2022	$29.93	(0.43)	2.21	1.78	—	—	—	—
Nine Months Ended July 31, 2021	$33.20	(0.41)	(2.86)	(3.27)	—	—	—	—
Year Ended October 31, 2020	$33.78	(0.53)	(0.05)	(0.58)	—	—	—	—
Service Class
Year Ended July 31, 2025	$24.40	(0.07)	(1.16)	(1.23)	—	—	—	—
Year Ended July 31, 2024	$26.19	0.43	(2.22)	(1.79)	—	—	—	—
Year Ended July 31, 2023	$26.94	0.16	(0.91)	(0.75)	—	—	—	—
Year Ended July 31, 2022	$25.68	(0.69)	1.95	1.26	—	—	—	—
Nine Months Ended July 31, 2021	$28.71	(0.61)	(2.42)	(3.03)	—	—	—	—
Year Ended October 31, 2020	$29.49	(0.82)	0.04	(0.78)	—	—	—	—
Access Flex High Yield ProFund
Investor Class
Year Ended July 31, 2025	$30.44	0.70	1.04	1.74	(0.70)	(0.88)	—	(1.58)
Year Ended July 31, 2024	$30.05	0.84	2.13	2.97	(0.84)	(1.74)	—	(2.58)
Year Ended July 31, 2023	$29.88	0.53	0.84	1.37	(0.53)	(0.67)	—	(1.20)
Year Ended July 31, 2022	$32.91	(0.25)	(2.65)	(2.90)	—	(0.13)	—	(0.13)
Nine Months Ended July 31, 2021	$31.65	(0.34)	2.41	2.07	—	(0.81)	—	(0.81)
Year Ended October 31, 2020	$34.28	(0.39)	(0.98)	(1.37)	—	(1.14)	(0.12)	(1.26)
Service Class
Year Ended July 31, 2025	$30.38	0.40	0.99	1.39	(0.40)	(0.70)	—	(1.10)
Year Ended July 31, 2024	$29.68	0.54	2.12	2.66	(0.54)	(1.42)	—	(1.96)
Year Ended July 31, 2023	$29.31	0.24	0.86	1.10	(0.24)	(0.49)	—	(0.73)
Year Ended July 31, 2022	$32.53	(0.56)	(2.61)	(3.17)	—	(0.05)	—	(0.05)
Nine Months Ended July 31, 2021	$31.33	(0.59)	2.40	1.81	—	(0.61)	—	(0.61)
Year Ended October 31, 2020	$33.80	(0.71)	(0.96)	(1.67)	—	(0.72)	(0.08)	(0.80)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(c)	Net Expenses(c)	Net Investment Income (Loss)(c)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)(d)
Access Flex Bear High Yield ProFund
Investor Class
Year Ended July 31, 2025	$28.07	(4.03)%	5.34%	1.78%	0.59%	$3,597	—
Year Ended July 31, 2024	$29.25	(5.95)%	3.80%	1.78%	2.24%	$375	—
Year Ended July 31, 2023	$31.10	(1.92)%	2.53%	1.78%	1.38%	$2,355	—
Year Ended July 31, 2022	$31.71	5.95%	3.15%	1.78%	(1.36)%	$2,189	—
Nine Months Ended July 31, 2021	$29.93	(9.80)%	9.92%	1.78%	(1.78)%	$445	—
Year Ended October 31, 2020	$33.20	(1.72)%	5.56%	1.78%	(1.56)%	$845	—
Service Class
Year Ended July 31, 2025	$23.17	(5.00)%	6.34%	2.78%	(0.41)%	$4	—
Year Ended July 31, 2024	$24.40	(6.91)%	4.80%	2.78%	1.24%	$18	—
Year Ended July 31, 2023	$26.19	(2.78)%	3.53%	2.78%	0.38%	$18	—
Year Ended July 31, 2022	$26.94	4.86%	4.15%	2.78%	(2.36)%	$28	—
Nine Months Ended July 31, 2021	$25.68	(10.45)%	10.92%	2.78%	(2.78)%	$11	—
Year Ended October 31, 2020	$28.71	(2.64)%	6.56%	2.78%	(2.56)%	$14	—
Access Flex High Yield ProFund
Investor Class
Year Ended July 31, 2025	$30.60	5.88%	1.78%	1.77%	2.32%	$15,342	1,308%
Year Ended July 31, 2024	$30.44	10.52%	1.91%	1.78%	2.79%	$9,054	1,214%
Year Ended July 31, 2023	$30.05	4.86%	1.80%	1.78%	1.78%	$26,902	1,510%
Year Ended July 31, 2022	$29.88	(8.85)%	1.78%	1.78%	(0.81)%	$9,819	1,259%
Nine Months Ended July 31, 2021	$32.91	6.63%	1.97%	1.78%	(1.39)%	$13,252	944%
Year Ended October 31, 2020	$31.65	(4.05)%	2.07%	1.88%	(1.17)%	$17,557	1,534%
Service Class
Year Ended July 31, 2025	$30.67	4.68%	2.78%	2.77%	1.32%	$2,773	1,308%
Year Ended July 31, 2024	$30.38	9.42%	2.91%	2.78%	1.79%	$2,203	1,214%
Year Ended July 31, 2023	$29.68	3.85%	2.80%	2.78%	0.78%	$2,229	1,510%
Year Ended July 31, 2022	$29.31	(9.77)%	2.78%	2.78%	(1.81)%	$3,259	1,259%
Nine Months Ended July 31, 2021	$32.53	5.81%	2.97%	2.78%	(2.39)%	$3,527	944%
Year Ended October 31, 2020	$31.33	(4.98)%	3.07%	2.88%	(2.17)%	$2,806	1,534%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to financial statements.

Financial Highlights :: 245

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$58.68	0.88	0.90 (c)	1.78	(0.45)	(0.45)	$60.01
Year Ended July 31, 2024	$41.90	0.83	16.72	17.55	(0.77)	(0.77)	$58.68
Year Ended July 31, 2023	$45.34	0.54	(3.86)	(3.32)	(0.12)	(0.12)	$41.90
Year Ended July 31, 2022	$56.72	0.08	(11.46)	(11.38)	—	—	$45.34
Year Ended July 31, 2021	$28.48	0.23	28.01	28.24	—	—	$56.72
Service Class
Year Ended July 31, 2025	$53.03	0.35	0.71 (c)	1.06	(0.16)	(0.16)	$53.93
Year Ended July 31, 2024	$37.76	0.44	14.95	15.39	(0.12)	(0.12)	$53.03
Year Ended July 31, 2023	$41.14	0.18	(3.56)	(3.38)	—	—	$37.76
Year Ended July 31, 2022	$51.99	(0.48)	(10.37)	(10.85)	—	—	$41.14
Year Ended July 31, 2021	$26.38	(0.19)	25.80	25.61	—	—	$51.99
Bear ProFund
Investor Class
Year Ended July 31, 2025	$12.19	0.30	(1.58)	(1.28)	(0.81)	(0.81)	$10.10
Year Ended July 31, 2024	$14.61	0.47	(2.12)	(1.65)	(0.77)	(0.77)	$12.19
Year Ended July 31, 2023	$16.01	0.32	(1.72)	(1.40)	—	—	$14.61
Year Ended July 31, 2022	$16.01	(0.18)	0.18	— (e)	—	—	$16.01
Year Ended July 31, 2021	$22.67	(0.33)	(6.32)	(6.65)	(0.01)	(0.01)	$16.01
Service Class
Year Ended July 31, 2025	$10.92	0.20	(1.43)	(1.23)	(0.68)	(0.68)	$9.01
Year Ended July 31, 2024	$13.06	0.34	(1.94)	(1.60)	(0.54)	(0.54)	$10.92
Year Ended July 31, 2023	$14.42	0.17	(1.53)	(1.36)	—	—	$13.06
Year Ended July 31, 2022	$14.56	(0.33)	0.19	(0.14)	—	—	$14.42
Year Ended July 31, 2021	$20.82	(0.51)	(5.75)	(6.26)	—	—	$14.56

			Ratios to Average Net Assets			Supplemental Data
	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Banks UltraSector ProFund
Investor Class
Year Ended July 31, 2025	3.03	%(d)	1.69%	1.69%	1.48%	$7,061	184%
Year Ended July 31, 2024	42.30%		1.89%	1.88%	1.93%	$11,464	163%
Year Ended July 31, 2023	(7.34)%		1.94%	1.94%	1.35%	$11,023	150%
Year Ended July 31, 2022	(20.05)%		1.71%	1.71%	0.13%	$7,788	73%
Year Ended July 31, 2021	99.16%		1.53%	1.53%	0.43%	$122,655	144%
Service Class
Year Ended July 31, 2025	2.01	%(d)	2.69%	2.69%	0.48%	$560	184%
Year Ended July 31, 2024	40.84%		2.89%	2.88%	0.93%	$701	163%
Year Ended July 31, 2023	(8.24)%		2.94%	2.94%	0.35%	$570	150%
Year Ended July 31, 2022	(20.85)%		2.71%	2.71%	(0.87)%	$452	73%
Year Ended July 31, 2021	97.08%		2.53%	2.53%	(0.57)%	$925	144%
Bear ProFund
Investor Class
Year Ended July 31, 2025	(10.99)%		2.01%	1.78%	2.65%	$43,469	—
Year Ended July 31, 2024	(11.81)%		2.19%	1.86%	3.44%	$4,625	—
Year Ended July 31, 2023	(8.74)%		1.86%	1.86%	1.95%	$6,178	—
Year Ended July 31, 2022	—	%(f)	1.64%	1.64%	(1.13)%	$12,126	—
Year Ended July 31, 2021	(29.33)%		1.74%	1.74%	(1.73)%	$9,799	—
Service Class
Year Ended July 31, 2025	(11.73)%		3.01%	2.78%	1.65%	$382	—
Year Ended July 31, 2024	(12.69)%		3.19%	2.86%	2.44%	$456	—
Year Ended July 31, 2023	(9.43)%		2.86%	2.86%	0.95%	$580	—
Year Ended July 31, 2022	(0.96)%		2.64%	2.64%	(2.13)%	$564	—
Year Ended July 31, 2021	(30.07)%		2.74%	2.74%	(2.73)%	$789	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)  During the year ended July 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.20%.

(e)  Amount is less than $0.005.

(f)  Amount is less than 0.005%.

See accompanying notes to financial statements.

246 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$69.26	(0.13)	(15.54)	(15.67)	(0.10)	(13.04)	(13.14)
Year Ended July 31, 2024	$62.67	0.15	10.57	10.72	—	(4.13)	(4.13)
Year Ended July 31, 2023	$56.74	0.07	5.86	5.93	—	—	—
Year Ended July 31, 2022	$85.26	(0.24)	(15.49)	(15.73)	—	(12.79)	(12.79)
Year Ended July 31, 2021	$72.23	(0.27)	21.37	21.10	—	(8.07)	(8.07)
Service Class
Year Ended July 31, 2025	$43.49	(0.41)	(9.05)	(9.46)	—	(13.04)	(13.04)
Year Ended July 31, 2024	$41.36	(0.23)	6.49	6.26	—	(4.13)	(4.13)
Year Ended July 31, 2023	$37.83	(0.32)	3.85	3.53	—	—	—
Year Ended July 31, 2022	$61.86	(0.71)	(10.53)	(11.24)	—	(12.79)	(12.79)
Year Ended July 31, 2021	$55.00	(0.80)	15.73	14.93	—	(8.07)	(8.07)
Bull ProFund
Investor Class
Year Ended July 31, 2025	$68.68	0.43	8.77	9.20	—	(0.45)	(0.45)
Year Ended July 31, 2024	$58.06	0.60	10.99	11.59	(0.57)	(0.40)	(0.97)
Year Ended July 31, 2023	$52.89	0.39	5.26	5.65	—	(0.48)	(0.48)
Year Ended July 31, 2022	$61.91	(0.27)	(3.27)	(3.54)	—	(5.48)	(5.48)
Year Ended July 31, 2021	$48.91	(0.24)	16.31	16.07	(0.16)	(2.91)	(3.07)
Service Class
Year Ended July 31, 2025	$52.29	(0.11)	6.51	6.40	—	(0.45)	(0.45)
Year Ended July 31, 2024	$44.56	0.13	8.25	8.38	(0.25)	(0.40)	(0.65)
Year Ended July 31, 2023	$41.09	(0.01)	3.96	3.95	—	(0.48)	(0.48)
Year Ended July 31, 2022	$49.77	(0.72)	(2.48)	(3.20)	—	(5.48)	(5.48)
Year Ended July 31, 2021	$40.09	(0.68)	13.27	12.59	—	(2.91)	(2.91)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Biotechnology UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$40.45	(25.12)%		1.52%	1.52%	(0.26)%	$60,721	52%
Year Ended July 31, 2024	$69.26	18.79	%(c)	1.53%	1.52%	0.25%	$106,026	196%
Year Ended July 31, 2023	$62.67	10.43%		1.54%	1.54%	0.11%	$114,581	91%
Year Ended July 31, 2022	$56.74	(20.96)%		1.49%	1.49%	(0.37)%	$119,791	28%
Year Ended July 31, 2021	$85.26	32.02%		1.55%	1.55%	(0.37)%	$168,280	62%
Service Class
Year Ended July 31, 2025	$20.99	(25.87)%		2.51%	2.51%	(1.25)%	$1,799	52%
Year Ended July 31, 2024	$43.49	17.61	%(c)	2.53%	2.52%	(0.75)%	$2,788	196%
Year Ended July 31, 2023	$41.36	9.30%		2.54%	2.54%	(0.89)%	$2,985	91%
Year Ended July 31, 2022	$37.83	(21.75)%		2.49%	2.49%	(1.37)%	$3,734	28%
Year Ended July 31, 2021	$61.86	30.74%		2.54%	2.54%	(1.36)%	$5,358	62%
Bull ProFund
Investor Class
Year Ended July 31, 2025	$77.43	13.43%		1.49%	1.49%	0.62%	$50,073	167%
Year Ended July 31, 2024	$68.68	19.97%		1.53%	1.53%	1.02%	$44,497	113%
Year Ended July 31, 2023	$58.06	10.86%		1.58%	1.58%	0.80%	$41,714	112%
Year Ended July 31, 2022	$52.89	(6.39)%		1.50%	1.50%	(0.49)%	$33,168	58%
Year Ended July 31, 2021	$61.91	34.03%		1.55%	1.55%	(0.45)%	$56,064	15%
Service Class
Year Ended July 31, 2025	$58.24	12.28%		2.49%	2.49%	(0.38)%	$4,704	167%
Year Ended July 31, 2024	$52.29	18.80%		2.53%	2.53%	0.02%	$6,734	113%
Year Ended July 31, 2023	$44.56	9.81%		2.58%	2.58%	(0.20)%	$11,462	112%
Year Ended July 31, 2022	$41.09	(7.32)%		2.50%	2.50%	(1.49)%	$10,669	58%
Year Ended July 31, 2021	$49.77	32.73%		2.55%	2.55%	(1.45)%	$7,148	15%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.09%.

See accompanying notes to financial statements.

Financial Highlights :: 247

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Communication Services UltraSector ProFund
Investor Class
Year Ended July 31, 2025(c)	$39.88	0.07	13.42	13.49	(0.04)	—	(d)	(0.04)
Year Ended July 31, 2024(c)	$29.83	0.10	9.95	10.05	—	—		—
Year Ended July 31, 2023(c)	$23.34	(0.01)	6.50	6.49	—	—		—
Year Ended July 31, 2022(c)	$43.18	(0.36)	(19.19)	(19.55)	—	(0.29	)(e)	(0.29)
Year Ended July 31, 2021(c)	$26.17	(0.40)	17.41	17.01	—	—		—
Service Class
Year Ended July 31, 2025(c)	$31.44	(0.30)	10.51	10.21	—	—	(d)	— (d)
Year Ended July 31, 2024(c)	$23.75	(0.16)	7.85	7.69	—	—		—
Year Ended July 31, 2023(c)	$18.76	(0.20)	5.19	4.99	—	—		—
Year Ended July 31, 2022(c)	$35.13	(0.65)	(15.43)	(16.08)	—	(0.29	)(e)	(0.29)
Year Ended July 31, 2021(c)	$21.49	(0.68)	14.32	13.64	—	—		—
Consumer Discretionary UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$58.11	0.09	12.42 (f)	12.51	(0.06)	—		(0.06)
Year Ended July 31, 2024	$54.21	0.11	3.79	3.90	—	—		—
Year Ended July 31, 2023	$45.84	0.02	8.35	8.37	—	—		—
Year Ended July 31, 2022	$72.77	(0.53)	(20.66)	(21.19)	—	(5.74)		(5.74)
Year Ended July 31, 2021	$54.08	(0.64)	21.74	21.10	—	(2.41)		(2.41)
Service Class
Year Ended July 31, 2025	$46.37	(0.44)	9.86 (f)	9.42	—	—		—
Year Ended July 31, 2024	$43.69	(0.31)	2.99	2.68	—	—		—
Year Ended July 31, 2023	$37.32	(0.34)	6.71	6.37	—	—		—
Year Ended July 31, 2022	$60.86	(1.04)	(16.76)	(17.80)	—	(5.74)		(5.74)
Year Ended July 31, 2021	$45.99	(1.19)	18.47	17.28	—	(2.41)		(2.41)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Communication Services UltraSector ProFund
Investor Class
Year Ended July 31, 2025(c)	$53.33	33.83%	1.78%	1.78%	0.16%	$29,820	395%
Year Ended July 31, 2024(c)	$39.88	33.72%	1.94%	1.78%	0.29%	$9,077	132%
Year Ended July 31, 2023(c)	$29.83	27.80%	2.22%	1.78%	(0.03)%	$6,164	107%
Year Ended July 31, 2022(c)	$23.34	(45.54)%	1.94%	1.78%	(1.04)%	$4,623	63%
Year Ended July 31, 2021(c)	$43.18	65.05%	1.91%	1.82%	(1.17)%	$11,327	138%
Service Class
Year Ended July 31, 2025(c)	$41.65	32.48%	2.78%	2.78%	(0.84)%	$588	395%
Year Ended July 31, 2024(c)	$31.44	32.38%	2.94%	2.78%	(0.71)%	$424	132%
Year Ended July 31, 2023(c)	$23.75	26.58%	3.22%	2.78%	(1.03)%	$687	107%
Year Ended July 31, 2022(c)	$18.76	(46.09)%	2.94%	2.78%	(2.04)%	$106	63%
Year Ended July 31, 2021(c)	$35.13	63.43%	2.91%	2.82%	(2.17)%	$205	138%
Consumer Discretionary UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$70.56	21.52%	1.62%	1.61%	0.14%	$49,936	264%
Year Ended July 31, 2024	$58.11	7.19%	1.59%	1.59%	0.21%	$50,497	173%
Year Ended July 31, 2023	$54.21	18.23%	1.63%	1.63%	0.04%	$55,834	83%
Year Ended July 31, 2022	$45.84	(31.68)%	1.54%	1.54%	(0.86)%	$30,510	31%
Year Ended July 31, 2021	$72.77	39.66%	1.56%	1.56%	(0.97)%	$76,287	130%
Service Class
Year Ended July 31, 2025	$55.79	20.32%	2.62%	2.61%	(0.86)%	$846	264%
Year Ended July 31, 2024	$46.37	6.11%	2.59%	2.59%	(0.79)%	$594	173%
Year Ended July 31, 2023	$43.69	17.07%	2.63%	2.63%	(0.96)%	$1,125	83%
Year Ended July 31, 2022	$37.32	(32.37)%	2.54%	2.54%	(1.86)%	$615	31%
Year Ended July 31, 2021	$60.86	38.29%	2.56%	2.56%	(1.97)%	$1,594	130%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.

(d)  Amount is less than $0.005.

(e)  Subsequent to the issuance of the July 31, 2022 financial statements, $0.03 of the distribution was determined to be a return of capital.

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to financial statements.

248 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Consumer Staples UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$74.21	0.91	0.36 (c)	1.27	(1.15)	—	(1.15)
Year Ended July 31, 2024	$73.06	1.15	1.06	2.21	(1.06)	—	(1.06)
Year Ended July 31, 2023	$83.25	0.70	(10.89)	(10.19)	—	—	—
Year Ended July 31, 2022	$91.85	(0.44)	(3.77)	(4.21)	—	(4.39)	(4.39)
Year Ended July 31, 2021(d)	$59.24	(0.31)	32.92	32.61	—	—	—
Service Class
Year Ended July 31, 2025	$64.30	0.25	0.20 (c)	0.45	(0.43)	—	(0.43)
Year Ended July 31, 2024	$63.32	0.55	0.77	1.32	(0.34)	—	(0.34)
Year Ended July 31, 2023	$72.87	0.08	(9.63)	(9.55)	—	—	—
Year Ended July 31, 2022	$81.66	(1.27)	(3.13)	(4.40)	—	(4.39)	(4.39)
Year Ended July 31, 2021(d)	$53.19	(1.01)	29.48	28.47	—	—	—
Energy UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$46.17	0.71	(5.95)	(5.24)	(1.26)	—	(1.26)
Year Ended July 31, 2024	$42.69	0.93	2.90 (c)	3.83	(0.35)	—	(0.35)
Year Ended July 31, 2023	$38.26	0.87	4.76	5.63	(0.77)	(0.43)	(1.20)
Year Ended July 31, 2022	$19.35	0.44	18.84	19.28	(0.37)	—	(0.37)
Year Ended July 31, 2021	$11.97	0.23	7.38	7.61	(0.23)	—	(0.23)
Service Class
Year Ended July 31, 2025	$39.14	0.36	(5.15)	(4.79)	(0.86)	—	(0.86)
Year Ended July 31, 2024	$36.24	0.56	2.34 (c)	2.90	—	—	—
Year Ended July 31, 2023	$32.52	0.52	3.89	4.41	(0.26)	(0.43)	(0.69)
Year Ended July 31, 2022	$16.49	0.18	16.02	16.20	(0.17)	—	(0.17)
Year Ended July 31, 2021	$10.27	0.09	6.27	6.36	(0.14)	—	(0.14)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Consumer Staples UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$74.33	1.72%	2.41%	1.78%	1.19%	$3,623	551%
Year Ended July 31, 2024	$74.21	3.20%	2.51%	1.78%	1.68%	$3,209	173%
Year Ended July 31, 2023	$73.06	(12.25)%	2.41%	1.78%	0.98%	$3,518	173%
Year Ended July 31, 2022	$83.25	(5.34)%	1.88%	1.78%	(0.48)%	$3,965	142%
Year Ended July 31, 2021(d)	$91.85	55.06%	1.88%	1.78%	(0.40)%	$4,950	209%
Service Class
Year Ended July 31, 2025	$64.32	0.70%	3.40%	2.77%	0.20%	$152	551%
Year Ended July 31, 2024	$64.30	2.15%	3.50%	2.77%	0.69%	$152	173%
Year Ended July 31, 2023	$63.32	(13.12)%	3.40%	2.77%	(0.01)%	$293	173%
Year Ended July 31, 2022	$72.87	(6.25)%	2.88%	2.78%	(1.48)%	$241	142%
Year Ended July 31, 2021(d)	$81.66	53.53%	2.88%	2.78%	(1.40)%	$441	209%
Energy UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$39.67	(11.33)%	1.65%	1.65%	1.78%	$16,890	374%
Year Ended July 31, 2024	$46.17	9.09%	1.58%	1.57%	2.17%	$23,691	158%
Year Ended July 31, 2023	$42.69	14.73%	1.58%	1.58%	2.13%	$32,584	208%
Year Ended July 31, 2022	$38.26	100.88%	1.51%	1.51%	1.47%	$42,754	117%
Year Ended July 31, 2021	$19.35	64.47%	1.64%	1.64%	1.36%	$29,753	239%
Service Class
Year Ended July 31, 2025	$33.49	(12.24)%	2.65%	2.65%	0.78%	$749	374%
Year Ended July 31, 2024	$39.14	8.00%	2.58%	2.57%	1.17%	$1,190	158%
Year Ended July 31, 2023	$36.24	13.56%	2.58%	2.58%	1.13%	$1,164	208%
Year Ended July 31, 2022	$32.52	98.87%	2.51%	2.51%	0.47%	$2,284	117%
Year Ended July 31, 2021	$16.49	62.71%	2.64%	2.64%	0.36%	$1,395	239%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

See accompanying notes to financial statements.

Financial Highlights :: 249

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
Europe 30 ProFund
Investor Class
Year Ended July 31, 2025	$15.90	0.29	0.86	1.15	—	—
Year Ended July 31, 2024	$13.91	0.35	1.87	2.22	(0.23)	(0.23)
Year Ended July 31, 2023	$12.98	0.28	1.12	1.40	(0.47)	(0.47)
Year Ended July 31, 2022	$13.97	0.23	(1.10)	(0.87)	(0.12)	(0.12)
Year Ended July 31, 2021	$10.91	0.13	3.23	3.36	(0.30)	(0.30)
Service Class
Year Ended July 31, 2025	$17.39	0.11	0.97	1.08	—	—
Year Ended July 31, 2024	$15.22	0.18	2.07	2.25	(0.08)	(0.08)
Year Ended July 31, 2023	$14.05	0.14	1.22	1.36	(0.19)	(0.19)
Year Ended July 31, 2022	$15.25	0.08	(1.16)	(1.08)	(0.12)	(0.12)
Year Ended July 31, 2021	$11.90	(0.01)	3.54	3.53	(0.18)	(0.18)
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2025	$13.90	0.35	0.21	0.56	(0.65)	(0.65)
Year Ended July 31, 2024	$14.36	0.48	(0.58)	(0.10)	(0.36)	(0.36)
Year Ended July 31, 2023	$13.81	0.33	0.22	0.55	—	—
Year Ended July 31, 2022	$16.23	(0.23)	(2.19)	(2.42)	—	—
Year Ended July 31, 2021	$16.41	(0.29)	0.11	(0.18)	—	—
Service Class
Year Ended July 31, 2025	$12.34	0.23	0.16	0.39	(0.29)	(0.29)
Year Ended July 31, 2024	$12.76	0.36	(0.52)	(0.16)	(0.26)	(0.26)
Year Ended July 31, 2023	$12.44	0.21	0.11	0.32	—	—
Year Ended July 31, 2022	$14.71	(0.37)	(1.90)	(2.27)	—	—
Year Ended July 31, 2021	$15.05	(0.44)	0.10	(0.34)	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Europe 30 ProFund
Investor Class
Year Ended July 31, 2025	$17.05	7.23%	2.53%	1.78%	1.75%	$3,772	712%
Year Ended July 31, 2024	$15.90	15.96%	2.93%	1.78%	2.31%	$3,733	804%
Year Ended July 31, 2023	$13.91	10.95%	2.85%	1.78%	2.12%	$4,431	716%
Year Ended July 31, 2022	$12.98	(6.25)%	2.32%	1.78%	1.68%	$4,540	954%
Year Ended July 31, 2021	$13.97	31.39%	2.15%	1.78%	1.03%	$3,190	522%
Service Class
Year Ended July 31, 2025	$18.47	6.21%	3.53%	2.78%	0.75%	$495	712%
Year Ended July 31, 2024	$17.39	14.77%	3.93%	2.78%	1.31%	$481	804%
Year Ended July 31, 2023	$15.22	9.82%	3.85%	2.78%	1.12%	$207	716%
Year Ended July 31, 2022	$14.05	(7.11)%	3.32%	2.78%	0.68%	$187	954%
Year Ended July 31, 2021	$15.25	30.05%	3.15%	2.78%	0.03%	$212	522%
Falling U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2025	$13.81	4.42%	4.30%	1.78%	2.55%	$1,399	—
Year Ended July 31, 2024	$13.90	(0.75)%	5.52%	1.78%	3.45%	$1,139	—
Year Ended July 31, 2023	$14.36	3.91%	4.53%	1.78%	2.37%	$1,422	—
Year Ended July 31, 2022	$13.81	(14.85)%	4.94%	1.78%	(1.53)%	$750	—
Year Ended July 31, 2021	$16.23	(1.10)%	3.20%	1.78%	(1.77)%	$1,240	—
Service Class
Year Ended July 31, 2025	$12.44	3.35%	5.30%	2.78%	1.55%	$6	—
Year Ended July 31, 2024	$12.34	(1.41)%	6.52%	2.78%	2.45%	$8	—
Year Ended July 31, 2023	$12.76	2.82%	5.53%	2.78%	1.37%	$3	—
Year Ended July 31, 2022	$12.44	(15.80)%	5.94%	2.78%	(2.53)%	$3	—
Year Ended July 31, 2021	$14.71	(2.12)%	4.20%	2.78%	(2.77)%	$2	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.

250 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments		Total Distributions
Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$37.02	0.25	9.30	9.55	(0.20)	(0.70)		(0.90)
Year Ended July 31, 2024	$27.73	0.23	9.14	9.37	(0.08)	—		(0.08)
Year Ended July 31, 2023	$26.94	0.12	0.67	0.79	—	—		—
Year Ended July 31, 2022	$32.99	(0.13)	(3.52)	(3.65)	—	(2.40	)(e)	(2.40)
Year Ended July 31, 2021	$19.18	(0.11)	13.92	13.81	—	—		—
Service Class
Year Ended July 31, 2025	$29.87	(0.09)	7.43	7.34	—	(0.70)		(0.70)
Year Ended July 31, 2024	$22.56	(0.02)	7.33	7.31	—	—		—
Year Ended July 31, 2023	$22.14	(0.09)	0.51	0.42	—	—		—
Year Ended July 31, 2022	$27.76	(0.40)	(2.82)	(3.22)	—	(2.40	)(e)	(2.40)
Year Ended July 31, 2021	$16.31	(0.33)	11.78	11.45	—	—		—
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$113.18	0.67	(24.42)	(23.75)	(0.81)	—		(0.81)
Year Ended July 31, 2024	$98.82	0.87	13.75	14.62	(0.26)	—		(0.26)
Year Ended July 31, 2023	$99.80	0.46	(1.44)	(0.98)	—	—		—
Year Ended July 31, 2022	$106.01	(0.51)	(5.70)	(6.21)	—	—		—
Year Ended July 31, 2021	$75.52	(0.50)	30.99	30.49	—	—		—
Service Class
Year Ended July 31, 2025	$89.95	(0.16)	(19.48)	(19.64)	—	—		—
Year Ended July 31, 2024	$79.12	0.05	10.78	10.83	—	—		—
Year Ended July 31, 2023	$80.71	(0.32)	(1.27)	(1.59)	—	—		—
Year Ended July 31, 2022	$86.59	(1.35)	(4.53)	(5.88)	—	—		—
Year Ended July 31, 2021	$62.29	(1.19)	25.49	24.30	—	—		—

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Financials UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$45.67	26.02	%(c)	1.67%	1.67%	0.58%	$35,205	313%
Year Ended July 31, 2024	$37.02	33.84%		1.82%	1.80%	0.72%	$33,786	178%
Year Ended July 31, 2023	$27.73	2.89	%(d)	2.18%	1.89%	0.49%	$4,428	68%
Year Ended July 31, 2022	$26.94	(12.30)%		1.73%	1.72%	(0.41)%	$5,211	306%
Year Ended July 31, 2021	$32.99	72.00%		1.79%	1.75%	(0.38)%	$11,499	650%
Service Class
Year Ended July 31, 2025	$36.51	24.79	%(c)	2.67%	2.67%	(0.42)%	$463	313%
Year Ended July 31, 2024	$29.87	32.40%		2.82%	2.80%	(0.28)%	$680	178%
Year Ended July 31, 2023	$22.56	1.90	%(d)	3.18%	2.89%	(0.51)%	$335	68%
Year Ended July 31, 2022	$22.14	(13.15)%		2.73%	2.72%	(1.41)%	$535	306%
Year Ended July 31, 2021	$27.76	70.20%		2.79%	2.75%	(1.38)%	$675	650%
Health Care UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$88.62	(21.05)%		1.76%	1.76%	0.64%	$8,907	99%
Year Ended July 31, 2024	$113.18	14.83	%(f)	1.69%	1.68%	0.86%	$13,841	55%
Year Ended July 31, 2023	$98.82	(0.99	)%(g)	1.73%	1.73%	0.48%	$13,229	77%
Year Ended July 31, 2022	$99.80	(5.85)%		1.61%	1.61%	(0.50)%	$16,631	110%
Year Ended July 31, 2021	$106.01	40.37%		1.73%	1.73%	(0.59)%	$40,753	226%
Service Class
Year Ended July 31, 2025	$70.31	(21.82)%		2.76%	2.76%	(0.36)%	$745	99%
Year Ended July 31, 2024	$89.95	13.69	%(f)	2.69%	2.68%	(0.14)%	$1,163	55%
Year Ended July 31, 2023	$79.12	(1.98	)%(g)	2.73%	2.73%	(0.52)%	$1,153	77%
Year Ended July 31, 2022	$80.71	(6.79)%		2.61%	2.61%	(1.50)%	$1,075	110%
Year Ended July 31, 2021	$86.59	39.03%		2.71%	2.71%	(1.57)%	$1,213	226%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  During the year ended July 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10%.

(d)  During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.97%.

(e)  Subsequent to the issuance of the July 31, 2022 financial statements, less than $0.005 of the distribution was determined to be a return of capital.

(f)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10%.

(g)  During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.05%.

See accompanying notes to financial statements.

Financial Highlights :: 251

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Net Realized Gains on Investments	Total Distributions
Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$63.50	0.23	14.84	15.07	(0.89)		(1.20)	(2.09)
Year Ended July 31, 2024	$52.58	0.40	10.52	10.92	—		—	—
Year Ended July 31, 2023	$46.85	0.19	5.54	5.73	—		—	—
Year Ended July 31, 2022	$61.05	(0.40)	(11.73)	(12.13)	(2.07	)(c)	—	(2.07)
Year Ended July 31, 2021	$36.50	(0.44)	24.99	24.55	—		—	—
Service Class
Year Ended July 31, 2025	$52.37	(0.33)	12.14	11.81	(0.33)		(1.20)	(1.53)
Year Ended July 31, 2024	$43.81	(0.06)	8.62	8.56	—		—	—
Year Ended July 31, 2023	$39.45	(0.19)	4.55	4.36	—		—	—
Year Ended July 31, 2022	$52.23	(0.85)	(9.86)	(10.71)	(2.07	)(c)	—	(2.07)
Year Ended July 31, 2021	$31.55	(0.89)	21.57	20.68	—		—	—
Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$42.01	(0.13)	21.94	21.81	—		—	—
Year Ended July 31, 2024	$36.15	(0.09)	5.95	5.86	—		—	—
Year Ended July 31, 2023	$28.60	(0.13)	7.68	7.55	—		—	—
Year Ended July 31, 2022	$79.79	(0.68)	(39.88)	(40.56)	—		(10.63)	(10.63)
Year Ended July 31, 2021(e)	$66.20	(0.95)	28.88	27.93	—		(14.34)	(14.34)
Service Class
Year Ended July 31, 2025	$26.85	(0.47)	14.00	13.53	—		—	—
Year Ended July 31, 2024	$23.34	(0.34)	3.85	3.51	—		—	—
Year Ended July 31, 2023	$18.65	(0.30)	4.99	4.69	—		—	—
Year Ended July 31, 2022	$56.65	(1.05)	(26.32)	(27.37)	—		(10.63)	(10.63)
Year Ended July 31, 2021(e)	$50.74	(1.49)	21.74	20.25	—		(14.34)	(14.34)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Industrials UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$76.48	24.37%		2.10%	1.78%	0.35%	$7,065	805%
Year Ended July 31, 2024	$63.50	20.77%		1.85%	1.78%	0.69%	$6,016	391%
Year Ended July 31, 2023	$52.58	12.21%		2.30%	1.78%	0.42%	$8,515	264%
Year Ended July 31, 2022	$46.85	(20.49)%		1.88%	1.75%	(0.70)%	$3,354	174%
Year Ended July 31, 2021	$61.05	67.26%		1.86%	1.78%	(0.84)%	$19,362	427%
Service Class
Year Ended July 31, 2025	$62.65	23.07%		3.10%	2.78%	(0.65)%	$320	805%
Year Ended July 31, 2024	$52.37	19.54%		2.58%	2.78%	(0.31)%	$292	391%
Year Ended July 31, 2023	$43.81	11.05%		3.30%	2.78%	(0.58)%	$244	264%
Year Ended July 31, 2022	$39.45	(21.29)%		2.88%	2.75%	1.70%	$276	174%
Year Ended July 31, 2021	$52.23	65.58%		2.86%	2.78%	(1.84)%	$404	427%
Internet UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$63.82	51.92	%(d)	1.48%	1.48%	(0.24)%	$101,692	112%
Year Ended July 31, 2024	$42.01	16.21%		1.50%	1.49%	(0.25)%	$74,779	40%
Year Ended July 31, 2023	$36.15	26.40%		1.55%	1.55%	(0.47)%	$84,071	24%
Year Ended July 31, 2022	$28.60	(57.90)%		1.48%	1.48%	(1.28)%	$76,762	26%
Year Ended July 31, 2021(e)	$79.79	45.51%		1.52%	1.52%	(1.34)%	$224,716	55%
Service Class
Year Ended July 31, 2025	$40.38	50.39	%(d)	2.48%	2.48%	(1.24)%	$4,736	112%
Year Ended July 31, 2024	$26.85	15.04%		2.50%	2.49%	(1.25)%	$3,329	40%
Year Ended July 31, 2023	$23.34	25.15%		2.55%	2.55%	(1.47)%	$4,133	24%
Year Ended July 31, 2022	$18.65	(58.32)%		2.48%	2.48%	(2.28)%	$3,642	26%
Year Ended July 31, 2021(e)	$56.65	44.07%		2.52%	2.52%	(2.34)%	$14,190	55%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Subsequent to the issuance of the July 31, 2022 financial statements, less than $0.005 of the distribution was determined to be a return of capital.

(d)  During the year ended July 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10%.

(e)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

See accompanying notes to financial statements.

252 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2025(c)	$41.13	(0.42)	9.97	9.55	—	—	—
Year Ended July 31, 2024(c)	$33.56	(0.31)	8.41	8.10	—	(0.53)	(0.53)
Year Ended July 31, 2023(c)	$32.29	(0.18)	1.99	1.81	—	(0.54)	(0.54)
Year Ended July 31, 2022(c)	$36.51	(0.30)	(3.53)	(3.83)	—	(0.39)	(0.39)
Year Ended July 31, 2021(c)	$27.97	(0.20)	9.78	9.58	—	(1.04)	(1.04)
Service Class
Year Ended July 31, 2025(c)	$31.91	(0.76)	7.78	7.02	—	—	—
Year Ended July 31, 2024(c)	$26.41	(0.59)	6.62	6.03	—	(0.53)	(0.53)
Year Ended July 31, 2023(c)	$25.80	(0.41)	1.56	1.15	—	(0.54)	(0.54)
Year Ended July 31, 2022(c)	$29.53	(0.58)	(2.76)	(3.34)	—	(0.39)	(0.39)
Year Ended July 31, 2021(c)	$23.02	(0.46)	8.01	7.55	—	(1.04)	(1.04)
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2025	$108.03	(0.03)	4.03	4.00	(1.02)	(1.39)	(2.41)
Year Ended July 31, 2024	$94.45	0.31	13.27	13.58	—	—	—
Year Ended July 31, 2023	$82.34	0.15	12.10	12.25	(0.14)	—	(0.14)
Year Ended July 31, 2022	$84.34	0.38	(1.79)	(1.41)	(0.59)	—	(0.59)
Year Ended July 31, 2021	$63.28	0.47	20.59	21.06	—	—	—
Service Class
Year Ended July 31, 2025	$92.51	(0.95)	3.46	2.51	—	(1.39)	(1.39)
Year Ended July 31, 2024	$81.71	(0.53)	11.33	10.80	—	—	—
Year Ended July 31, 2023	$71.84	(0.58)	10.45	9.87	—	—	—
Year Ended July 31, 2022	$73.84	(0.36)	(1.64)	(2.00)	—	—	—
Year Ended July 31, 2021	$55.95	(0.19)	18.08	17.89	—	—	—

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Large-Cap Growth ProFund
Investor Class
Year Ended July 31, 2025(c)	$50.68	23.23%		1.71%	1.70%	(0.94)%	$24,764	1,217%
Year Ended July 31, 2024(c)	$41.13	24.47%		1.73%	1.73%	(0.86)%	$20,990	1,061%
Year Ended July 31, 2023(c)	$33.56	5.98%		1.82%	1.82%	(0.60)%	$12,856	322%
Year Ended July 31, 2022(c)	$32.29	(10.69	)%(d)	1.57%	1.57%	(0.84)%	$11,048	756%
Year Ended July 31, 2021(c)	$36.51	34.95%		1.59%	1.59%	(0.66)%	$31,409	297%
Service Class
Year Ended July 31, 2025(c)	$38.93	22.00%		2.69%	2.68%	(1.92)%	$1,871	1,217%
Year Ended July 31, 2024(c)	$31.91	23.23%		2.72%	2.72%	(1.85)%	$2,034	1,061%
Year Ended July 31, 2023(c)	$26.41	4.94%		2.81%	2.81%	(1.59)%	$1,179	322%
Year Ended July 31, 2022(c)	$25.80	(11.56	)%(d)	2.56%	2.56%	(1.83)%	$1,234	756%
Year Ended July 31, 2021(c)	$29.53	33.61%		2.58%	2.58%	(1.66)%	$1,467	297%
Large-Cap Value ProFund
Investor Class
Year Ended July 31, 2025	$109.62	3.76	%(e)	1.79%	1.78%	(0.03)%	$2,857	1,805%
Year Ended July 31, 2024	$108.03	14.38%		1.82%	1.82%	0.33%	$4,800	762%
Year Ended July 31, 2023	$94.45	14.90%		1.94%	1.87%	0.19%	$5,469	647%
Year Ended July 31, 2022	$82.34	(1.72)%		1.65%	1.65%	0.45%	$18,196	1,059%
Year Ended July 31, 2021	$84.34	33.28%		1.71%	1.71%	0.63%	$4,334	769%
Service Class
Year Ended July 31, 2025	$93.63	2.74	%(e)	2.79%	2.78%	(1.02)%	$1,717	1,805%
Year Ended July 31, 2024	$92.51	13.22%		2.82%	2.82%	(0.67)%	$2,375	762%
Year Ended July 31, 2023	$81.71	13.72%		2.94%	2.87%	(0.81)%	$2,541	647%
Year Ended July 31, 2022	$71.84	(2.69)%		2.65%	2.65%	(0.55)%	$1,784	1,059%
Year Ended July 31, 2021	$73.84	31.97%		2.71%	2.71%	(0.37)%	$1,855	769%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.

(d)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.

(e)  During the year ended July 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.18%.

See accompanying notes to financial statements.

Financial Highlights :: 253

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$117.84	0.75	(12.16)	(11.41)	(0.95)	—	(0.95)
Year Ended July 31, 2024	$109.45	0.91	8.51	9.42	(1.03)	—	(1.03)
Year Ended July 31, 2023	$92.29	0.69	16.47	17.16	—	—	—
Year Ended July 31, 2022	$101.46	(0.29)	(8.88)	(9.17)	—	—	—
Year Ended July 31, 2021	$63.17	(0.16)	38.67	38.51	(0.01)	(0.21)	(0.22)
Service Class
Year Ended July 31, 2025	$100.78	(0.19)	(10.44)	(10.63)	—	—	—
Year Ended July 31, 2024	$93.71	0.03	7.08	7.11	(0.04)	—	(0.04)
Year Ended July 31, 2023	$79.82	(0.15)	14.04	13.89	—	—	—
Year Ended July 31, 2022	$88.60	(1.18)	(7.60)	(8.78)	—	—	—
Year Ended July 31, 2021	$55.74	(0.92)	33.99	33.07	—	(0.21)	(0.21)
Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2025	$108.23	(0.89)	1.19	0.30	—	(0.96)	(0.96)
Year Ended July 31, 2024	$92.40	(0.70)	16.53	15.83	—	—	—
Year Ended July 31, 2023	$88.50	(0.60)	7.15	6.55	—	(2.65)	(2.65)
Year Ended July 31, 2022	$128.38	(1.19)	(11.75)	(12.94)	—	(26.94)	(26.94)
Year Ended July 31, 2021	$96.99	(0.78)	35.25	34.47	—	(3.08)	(3.08)
Service Class
Year Ended July 31, 2025	$78.93	(1.65)	1.09	(0.56)	—	(0.96)	(0.96)
Year Ended July 31, 2024	$68.08	(1.41)	12.26	10.85	—	—	—
Year Ended July 31, 2023	$66.59	(1.24)	5.38	4.14	—	(2.65)	(2.65)
Year Ended July 31, 2022	$104.06	(2.01)	(8.52)	(10.53)	—	(26.94)	(26.94)
Year Ended July 31, 2021	$79.88	(1.74)	29.00	27.26	—	(3.08)	(3.08)

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Materials UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$105.48	(9.65)%		2.14%	1.78%		0.69%	$3,179	764%
Year Ended July 31, 2024	$117.84	8.69%		2.05%	1.78%		0.87%	$4,985	146%
Year Ended July 31, 2023	$109.45	18.58%		2.07%	1.82%		0.72%	$8,535	188%
Year Ended July 31, 2022	$92.29	(9.03)%		1.93%	1.89%		(0.28)%	$4,652	194%
Year Ended July 31, 2021	$101.46	61.04%		1.82%	1.78%		(0.19)%	$10,709	698%
Service Class
Year Ended July 31, 2025	$90.15	(10.56)%		3.14%	2.78%		(0.31)%	$260	764%
Year Ended July 31, 2024	$100.78	7.62%		3.05%	2.78%		(0.13)%	$387	146%
Year Ended July 31, 2023	$93.71	17.37%		3.07%	2.82%		(0.28)%	$961	188%
Year Ended July 31, 2022	$79.82	(9.91)%		2.93%	2.89%		(1.28)%	$510	194%
Year Ended July 31, 2021	$88.60	59.44%		2.82%	2.78%		(1.19)%	$983	698%
Mid-Cap Growth ProFund
Investor Class
Year Ended July 31, 2025	$107.57	0.29%		2.11%	1.78%		(0.88)%	$3,589	457%
Year Ended July 31, 2024	$108.23	17.13	%(c)	2.00%	1.78%		(0.75)%	$4,934	650%
Year Ended July 31, 2023	$92.40	7.83%		2.20%	1.82%		(0.71)%	$28,388	382%
Year Ended July 31, 2022	$88.50	(13.02)%		2.35%	2.04	%(d)	(1.19)%	$2,708	197%
Year Ended July 31, 2021	$128.38	35.95%		1.69%	1.69%		(0.74)%	$3,719	233%
Service Class
Year Ended July 31, 2025	$77.41	(0.70)%		3.11%	2.78%		(1.88)%	$661	457%
Year Ended July 31, 2024	$78.93	15.94	%(c)	3.00%	2.78%		(1.75)%	$714	650%
Year Ended July 31, 2023	$68.08	6.77%		3.20%	2.82%		(1.71)%	$543	382%
Year Ended July 31, 2022	$66.59	(13.90)%		3.35%	3.04	%(d)	(2.19)%	$522	197%
Year Ended July 31, 2021	$104.06	34.61%		2.69%	2.69%		(1.74)%	$782	233%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.07%.

(d)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.

See accompanying notes to financial statements.

254 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Mid-Cap ProFund
Investor Class
Year Ended July 31, 2025	$124.88	0.68	0.67	(c)	1.35	(1.57)	—	(1.57)
Year Ended July 31, 2024	$110.42	0.90	13.56		14.46	— (d)	—	— (d)
Year Ended July 31, 2023	$102.00	0.42	8.00		8.42	—	—	—
Year Ended July 31, 2022	$112.82	(0.80)	(7.51)		(8.31)	—	(2.51)	(2.51)
Year Ended July 31, 2021	$78.62	(1.05)	35.48		34.43	—	(0.23)	(0.23)
Service Class
Year Ended July 31, 2025	$96.81	(0.27)	0.34	(c)	0.07	(0.21)	—	(0.21)
Year Ended July 31, 2024	$86.45	0.02	10.34		10.36	—	—	—
Year Ended July 31, 2023	$80.67	(0.38)	6.16		5.78	—	—	—
Year Ended July 31, 2022	$90.61	(1.66)	(5.77)		(7.43)	—	(2.51)	(2.51)
Year Ended July 31, 2021	$63.84	(1.86)	28.86		27.00	—	(0.23)	(0.23)
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2025	$111.40	(0.12)	2.33	(c)	2.21	(0.11)	—	(0.11)
Year Ended July 31, 2024	$101.72	0.07	9.61		9.68	—	—	—
Year Ended July 31, 2023	$93.28	0.06	8.38		8.44	—	—	—
Year Ended July 31, 2022	$95.91	0.19	(1.93)		(1.74)	—	(0.89)	(0.89)
Year Ended July 31, 2021	$62.48	0.10	33.50		33.60	(0.17)	—	(0.17)
Service Class
Year Ended July 31, 2025	$87.02	(1.00)	1.86	(c)	0.86	—	—	—
Year Ended July 31, 2024	$80.26	(0.72)	7.48		6.76	—	—	—
Year Ended July 31, 2023	$74.33	(0.68)	6.61		5.93	—	—	—
Year Ended July 31, 2022	$77.37	(0.57)	(1.58)		(2.15)	—	(0.89)	(0.89)
Year Ended July 31, 2021	$50.79	(0.57)	27.15		26.58	—	—	—

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Mid-Cap ProFund
Investor Class
Year Ended July 31, 2025	$124.66	1.09%		1.88%	1.78%	0.60%	$3,893	486%
Year Ended July 31, 2024	$124.88	13.10	%(e)	1.86%	1.78%	0.84%	$5,812	262%
Year Ended July 31, 2023	$110.42	8.24	%(f)	1.92%	1.78%	0.45%	$3,576	767%
Year Ended July 31, 2022	$102.00	(7.57	)%(g)	1.95%	1.82%	(0.76)%	$3,106	18%
Year Ended July 31, 2021	$112.82	43.91%		1.83%	1.83%	(1.06)%	$6,198	107%
Service Class
Year Ended July 31, 2025	$96.67	0.08%		2.88%	2.78%	(0.40)%	$3,724	486%
Year Ended July 31, 2024	$96.81	11.97	%(e)	2.86%	2.78%	(0.16)%	$4,707	262%
Year Ended July 31, 2023	$86.45	7.16	%(f)	2.92%	2.78%	(0.55)%	$781	767%
Year Ended July 31, 2022	$80.67	(8.47	)%(g)	2.95%	2.82%	(1.76)%	$795	18%
Year Ended July 31, 2021	$90.61	42.47%		2.83%	2.83%	(2.06)%	$816	107%
Mid-Cap Value ProFund
Investor Class
Year Ended July 31, 2025	$113.50	1.98%		2.15%	1.78%	(0.11)%	$1,679	988%
Year Ended July 31, 2024	$111.40	9.52	%(h)	2.72%	1.78%	0.07%	$4,007	238%
Year Ended July 31, 2023	$101.72	9.04	%(i)	2.09%	1.78%	0.07%	$2,321	495%
Year Ended July 31, 2022	$93.28	(1.86	)%(j)	1.85%	1.78%	0.21%	$21,740	512%
Year Ended July 31, 2021	$95.91	53.86%		1.86%	1.78%	0.13%	$4,856	772%
Service Class
Year Ended July 31, 2025	$87.88	0.99%		3.15%	2.78%	(1.11)%	$363	988%
Year Ended July 31, 2024	$87.02	8.42	%(h)	3.72%	2.78%	(0.93)%	$541	238%
Year Ended July 31, 2023	$80.26	7.96	%(i)	3.09%	2.78%	(0.93)%	$577	495%
Year Ended July 31, 2022	$74.33	(2.84	)%(j)	2.85%	2.78%	(0.79)%	$620	512%
Year Ended July 31, 2021	$77.37	52.35%		2.86%	2.78%	(0.87)%	$649	772%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)  Amount is less than $0.005.

(e)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.

(f)  During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.

(g)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.

(h)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.21%.

(i)  During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

(j)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

See accompanying notes to financial statements.

Financial Highlights :: 255

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2025(c)	$41.80	0.31	7.11	7.42	(0.34)	—	(0.34)
Year Ended July 31, 2024(c)	$34.45	0.57	6.78	7.35	—	—	—
Year Ended July 31, 2023(c)	$28.79	0.36	5.30	5.66	—	—	—
Year Ended July 31, 2022(c)	$34.80	(0.32)	(4.77)	(5.09)	—	(0.92)	(0.92)
Year Ended July 31, 2021(c)	$26.05	(0.30)	9.38	9.08	—	(0.33)	(0.33)
Service Class
Year Ended July 31, 2025(c)	$32.15	(0.04)	5.37	5.33	(0.09)	—	(0.09)
Year Ended July 31, 2024(c)	$26.77	0.29	5.09	5.38	—	—	—
Year Ended July 31, 2023(c)	$22.60	0.15	4.02	4.17	—	—	—
Year Ended July 31, 2022(c)	$27.78	(0.58)	(3.68)	(4.26)	—	(0.92)	(0.92)
Year Ended July 31, 2021(c)	$21.06	(0.54)	7.59	7.05	—	(0.33)	(0.33)
Oil & Gas Equipment & Services UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$124.72	0.70	(61.05)	(60.35)	(0.45)	—	(0.45)
Year Ended July 31, 2024	$124.18	0.41	0.13 (d)	0.54	—	—	—
Year Ended July 31, 2023	$77.29	0.11	46.78	46.89	—	—	—
Year Ended July 31, 2022	$61.47	(0.51)	16.33	15.82	—	—	—
Year Ended July 31, 2021(e)	$36.47	(0.47)	25.55	25.08	(0.08)	—	(0.08)
Service Class
Year Ended July 31, 2025	$108.24	0.04	(53.10)	(53.06)	—	—	—
Year Ended July 31, 2024	$108.85	(0.55)	(0.06)	(0.61)	—	—	—
Year Ended July 31, 2023	$68.41	(0.71)	41.15	40.44	—	—	—
Year Ended July 31, 2022	$54.96	(1.20)	14.65	13.45	—	—	—
Year Ended July 31, 2021(e)	$32.90	(0.95)	23.01	22.06	—	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2025(c)	$48.88	17.83%	1.47%	1.47%	0.71%	$118,651	131%
Year Ended July 31, 2024(c)	$41.80	21.31%	1.54%	1.53%	1.58%	$126,080	30%
Year Ended July 31, 2023(c)	$34.45	19.68%	1.52%	1.52%	1.32%	$125,665	136%
Year Ended July 31, 2022(c)	$28.79	(15.20)%	1.46%	1.46%	(0.97)%	$48,382	635%
Year Ended July 31, 2021(c)	$34.80	35.07%	1.48%	1.48%	(1.01)%	$153,313	440%
Service Class
Year Ended July 31, 2025(c)	$37.39	16.61%	2.47%	2.47%	(0.29)%	$9,109	131%
Year Ended July 31, 2024(c)	$32.15	20.08%	2.54%	2.53%	0.58%	$10,084	30%
Year Ended July 31, 2023(c)	$26.77	18.44%	2.52%	2.52%	0.32%	$7,960	136%
Year Ended July 31, 2022(c)	$22.60	(16.03)%	2.46%	2.46%	(1.97)%	$6,964	635%
Year Ended July 31, 2021(c)	$27.78	33.74%	2.48%	2.48%	(2.01)%	$7,473	440%
Oil & Gas Equipment & Services UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$63.92	(48.48)%	1.74%	1.74%	0.90%	$10,558	149%
Year Ended July 31, 2024	$124.72	0.43%	1.69%	1.69%	0.38%	$14,487	217%
Year Ended July 31, 2023	$124.18	60.67%	1.68%	1.68%	0.12%	$14,708	255%
Year Ended July 31, 2022	$77.29	25.74%	1.65%	1.65%	(0.69)%	$13,020	218%
Year Ended July 31, 2021(e)	$61.47	68.77%	1.73%	1.71%	(0.80)%	$15,229	727%
Service Class
Year Ended July 31, 2025	$55.18	(49.03)%	2.74%	2.74%	(0.10)%	$96	149%
Year Ended July 31, 2024	$108.24	(0.55)%	2.69%	2.69%	(0.62)%	$88	217%
Year Ended July 31, 2023	$108.85	59.09%	2.68%	2.68%	(0.88)%	$3,223	255%
Year Ended July 31, 2022	$68.41	24.49%	2.65%	2.65%	(1.69)%	$1,247	218%
Year Ended July 31, 2021(e)	$54.96	67.15%	2.73%	2.71%	(1.80)%	$621	727%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.

(d)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.
See accompanying notes to financial statements.

256 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$25.60	0.10	(2.97)	(2.87)	(0.26)	—	(0.26)
Year Ended July 31, 2024	$27.07	0.20	(1.55)	(1.35)	(0.12)	—	(0.12)
Year Ended July 31, 2023	$28.86	0.16	(1.95)	(1.79)	—	—	—
Year Ended July 31, 2022	$30.56	(0.06)	(0.41)	(0.47)	—	(1.23)	(1.23)
Year Ended July 31, 2021	$22.94	(0.09)	7.81	7.72	—	(0.10)	(0.10)
Service Class
Year Ended July 31, 2025	$21.10	(0.10)	(2.46)	(2.56)	—	—	—
Year Ended July 31, 2024	$22.44	0.01	(1.35)	(1.34)	—	—	—
Year Ended July 31, 2023	$24.14	(0.06)	(1.64)	(1.70)	—	—	—
Year Ended July 31, 2022	$26.02	(0.31)	(0.34)	(0.65)	—	(1.23)	(1.23)
Year Ended July 31, 2021	$19.74	(0.32)	6.70	6.38	—	(0.10)	(0.10)
Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$57.55	0.35	28.05	28.40	(0.87)	—	(0.87)
Year Ended July 31, 2024	$47.18	0.46	10.49	10.95	(0.58)	—	(0.58)
Year Ended July 31, 2023	$40.36	0.49	6.33	6.82	— (c)	—	— (c)
Year Ended July 31, 2022	$65.60	0.19	(25.43)	(25.24)	—	—	—
Year Ended July 31, 2021	$89.95	(0.28)	(24.07)	(24.35)	—	—	—
Service Class
Year Ended July 31, 2025	$47.80	(0.20)	23.39	23.19	(0.39)	—	(0.39)
Year Ended July 31, 2024	$39.28	0.09	8.63	8.72	(0.20)	—	(0.20)
Year Ended July 31, 2023	$33.94	0.11	5.23	5.34	—	—	—
Year Ended July 31, 2022	$55.73	(0.32)	(21.47)	(21.79)	—	—	—
Year Ended July 31, 2021	$77.19	(0.88)	(20.58)	(21.46)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Pharmaceuticals UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$22.47	(11.30)%	2.53%	1.78%	0.42%	$2,249	178%
Year Ended July 31, 2024	$25.60	(4.98)%	2.47%	1.78%	0.87%	$2,770	207%
Year Ended July 31, 2023	$27.07	(6.20)%	2.21%	1.78%	0.62%	$3,451	272%
Year Ended July 31, 2022	$28.86	(1.71)%	2.13%	1.78%	(0.20)%	$3,828	185%
Year Ended July 31, 2021	$30.56	33.74%	2.27%	1.78%	(0.33)%	$3,961	204%
Service Class
Year Ended July 31, 2025	$18.54	(12.13)%	3.53%	2.78%	(0.58)%	$136	178%
Year Ended July 31, 2024	$21.10	(5.97)%	3.47%	2.78%	(0.13)%	$236	207%
Year Ended July 31, 2023	$22.44	(7.08)%	3.21%	2.78%	(0.38)%	$460	272%
Year Ended July 31, 2022	$24.14	(2.69)%	3.13%	2.78%	(1.20)%	$289	185%
Year Ended July 31, 2021	$26.02	32.41%	3.27%	2.78%	(1.33)%	$318	204%
Precious Metals UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$85.08	50.63%	1.53%	1.53%	0.54%	$35,463	229%
Year Ended July 31, 2024	$57.55	23.56%	1.60%	1.60%	1.07%	$26,709	204%
Year Ended July 31, 2023	$47.18	16.90%	1.63%	1.63%	1.09%	$25,671	128%
Year Ended July 31, 2022	$40.36	(38.48)%	1.53%	1.53%	0.33%	$18,455	94%
Year Ended July 31, 2021	$65.60	(27.07)%	1.59%	1.59%	(0.39)%	$35,750	128%
Service Class
Year Ended July 31, 2025	$70.60	49.19%	2.53%	2.53%	(0.46)%	$3,017	229%
Year Ended July 31, 2024	$47.80	22.36%	2.60%	2.60%	0.07%	$2,323	204%
Year Ended July 31, 2023	$39.28	15.70%	2.63%	2.63%	0.09%	$1,077	128%
Year Ended July 31, 2022	$33.94	(39.08)%	2.53%	2.53%	(0.67)%	$1,280	94%
Year Ended July 31, 2021	$55.73	(27.80)%	2.59%	2.59%	(1.39)%	$1,755	128%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  Amount is less than $0.005.

See accompanying notes to financial statements.

Financial Highlights :: 257

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$42.25	0.62	(0.74	)(c)	(0.12)	(0.95)	—	(0.95)
Year Ended July 31, 2024	$38.73	0.63	3.65		4.28	(0.76)	—	(0.76)
Year Ended July 31, 2023	$50.52	0.08	(10.40)		(10.32)	(0.22)	(1.25)	(1.47)
Year Ended July 31, 2022	$63.02	(0.20)	(4.17)		(4.37)	(0.56)	(7.57)	(8.13)
Year Ended July 31, 2021	$42.23	(0.18)	20.97		20.79	—	—	—
Service Class
Year Ended July 31, 2025	$39.20	0.22	(0.71	)(c)	(0.44)	(0.64)	—	(0.64)
Year Ended July 31, 2024	$35.96	0.28	3.34		3.62	(0.38)	—	(0.38)
Year Ended July 31, 2023	$47.21	(0.29)	(9.71)		(10.00)	—	(1.25)	(1.25)
Year Ended July 31, 2022	$59.52	(0.75)	(3.90)		(4.65)	(0.09)	(7.57)	(7.66)
Year Ended July 31, 2021	$40.28	(0.66)	19.90		19.24	—	—	—
Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2025	$40.32	1.05	3.75		4.80	(2.03)	—	(2.03)
Year Ended July 31, 2024	$38.87	1.46	1.83	(c)	3.29	(1.84)	—	(1.84)
Year Ended July 31, 2023	$31.43	0.71	6.73		7.44	—	—	—
Year Ended July 31, 2022	$25.21	(0.28)	6.50		6.22	—	—	—
Year Ended July 31, 2021	$21.80	(0.43)	3.84		3.41	—	—	—
Service Class
Year Ended July 31, 2025	$36.12	0.67	3.28		3.95	—	—	—
Year Ended July 31, 2024	$33.49	1.09	1.54	(c)	2.63	—	—	—
Year Ended July 31, 2023	$27.36	0.39	5.74		6.13	—	—	—
Year Ended July 31, 2022	$22.15	(0.53)	5.74		5.21	—	—	—
Year Ended July 31, 2021	$19.35	(0.67)	3.47		2.80	—	—	—

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Real Estate UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$41.18	(0.28)%		2.03%	1.78%		1.41%	$2,914	640%
Year Ended July 31, 2024	$42.25	11.21	%(d)	2.34%	1.83%		1.69%	$5,066	153%
Year Ended July 31, 2023	$38.73	(20.29)%		2.30%	2.10	%(e)	0.21%	$4,639	75%
Year Ended July 31, 2022	$50.52	(8.99	)%(f)	1.55%	1.55%		(0.32)%	$6,793	253%
Year Ended July 31, 2021	$63.02	49.23%		1.86%	1.81%		(0.33)%	$34,877	175%
Service Class
Year Ended July 31, 2025	$38.06	(1.24)%		3.03%	2.78%		0.41%	$346	640%
Year Ended July 31, 2024	$39.20	10.09	%(d)	3.34%	2.83%		0.69%	$334	153%
Year Ended July 31, 2023	$35.96	(21.07)%		3.30%	3.10	%(e)	(0.79)%	$276	75%
Year Ended July 31, 2022	$47.21	(9.89	)%(f)	2.55%	2.55%		(1.32)%	$534	253%
Year Ended July 31, 2021	$59.52	47.77%		2.86%	2.81%		(1.33)%	$964	175%
Rising Rates Opportunity ProFund
Investor Class
Year Ended July 31, 2025	$43.09	12.01%		1.92%	1.92%		2.51%	$9,453	—
Year Ended July 31, 2024	$40.32	8.89%		1.76%	1.75%		3.49%	$8,876	—
Year Ended July 31, 2023	$38.87	23.67%		1.61%	1.61%		1.97%	$11,272	—
Year Ended July 31, 2022	$31.43	24.67%		1.52%	1.52%		(0.96)%	$44,874	—
Year Ended July 31, 2021	$25.21	15.64%		1.71%	1.69%		(1.68)%	$9,091	—
Service Class
Year Ended July 31, 2025	$40.07	10.94%		2.92%	2.92%		1.51%	$105	—
Year Ended July 31, 2024	$36.12	7.85%		2.76%	2.75%		2.49%	$152	—
Year Ended July 31, 2023	$33.49	22.40%		2.61%	2.61%		0.97%	$1,593	—
Year Ended July 31, 2022	$27.36	23.47%		2.52%	2.52%		(1.96)%	$1,173	—
Year Ended July 31, 2021	$22.15	14.52%		2.71%	2.69%		(2.68)%	$680	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.19%.

(e)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.

(f)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.03%.

See accompanying notes to financial statements.

258 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2025	$14.98	0.39	0.32	0.71	(0.86)	—	(0.86)
Year Ended July 31, 2024	$15.23	0.53	0.18 (c)	0.71	(0.96)	—	(0.96)
Year Ended July 31, 2023	$13.45	0.29	1.49	1.78	—	—	—
Year Ended July 31, 2022	$12.32	(0.17)	1.30	1.13	—	—	—
Year Ended July 31, 2021	$12.02	(0.22)	0.52	0.30	—	—	—
Service Class
Year Ended July 31, 2025	$13.81	0.25	0.26	0.51	(0.56)	—	(0.56)
Year Ended July 31, 2024	$13.74	0.38	0.14 (c)	0.52	(0.45)	—	(0.45)
Year Ended July 31, 2023	$12.26	0.15	1.33	1.48	—	—	—
Year Ended July 31, 2022	$11.34	(0.29)	1.21	0.92	—	—	—
Year Ended July 31, 2021	$11.18	(0.34)	0.50	0.16	—	—	—
Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2025	$30.43	0.71	(0.73)	(0.02)	(0.91)	—	(0.91)
Year Ended July 31, 2024	$29.83	0.95	1.03	1.98	(1.38)	—	(1.38)
Year Ended July 31, 2023	$30.65	0.56	(0.72)	(0.16)	—	(0.66)	(0.66)
Year Ended July 31, 2022	$27.16	(0.38)	3.87	3.49	—	—	—
Year Ended July 31, 2021	$27.99	(0.48)	(0.35)	(0.83)	—	—	—
Service Class
Year Ended July 31, 2025	$25.86	0.45	(0.72)	(0.27)	(0.51)	—	(0.51)
Year Ended July 31, 2024	$25.48	0.69	0.75	1.44	(1.06)	—	(1.06)
Year Ended July 31, 2023	$26.56	0.29	(0.71)	(0.42)	—	(0.66)	(0.66)
Year Ended July 31, 2022	$23.77	(0.63)	3.42	2.79	—	—	—
Year Ended July 31, 2021	$24.74	(0.72)	(0.25)	(0.97)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Rising Rates Opportunity 10 ProFund
Investor Class
Year Ended July 31, 2025	$14.83	4.66%	5.52%	1.78%	2.61%	$560	—
Year Ended July 31, 2024	$14.98	4.94%	3.11%	1.78%	3.42%	$1,830	—
Year Ended July 31, 2023	$15.23	13.23%	2.33%	1.78%	1.98%	$2,035	—
Year Ended July 31, 2022	$13.45	9.17%	2.62%	1.78%	(1.31)%	$2,933	—
Year Ended July 31, 2021	$12.32	2.50%	2.69%	1.78%	(1.77)%	$1,832	—
Service Class
Year Ended July 31, 2025	$13.76	3.65%	6.52%	2.78%	1.61%	$32	—
Year Ended July 31, 2024	$13.81	3.93%	4.11%	2.78%	2.42%	$137	—
Year Ended July 31, 2023	$13.74	12.07%	3.33%	2.78%	0.98%	$528	—
Year Ended July 31, 2022	$12.26	8.11%	3.62%	2.78%	(2.31)%	$762	—
Year Ended July 31, 2021	$11.34	1.43%	3.69%	2.78%	(2.77)%	$121	—
Rising U.S. Dollar ProFund
Investor Class
Year Ended July 31, 2025	$29.50	(0.24)%	2.22%	1.78%	2.36%	$8,392	—
Year Ended July 31, 2024	$30.43	6.88%	2.43%	1.78%	3.13%	$9,791	—
Year Ended July 31, 2023	$29.83	(0.52)%	1.82%	1.78%	1.82%	$9,097	—
Year Ended July 31, 2022	$30.65	12.85%	1.82%	1.78%	(1.32)%	$46,695	—
Year Ended July 31, 2021	$27.16	(2.97)%	2.13%	1.78%	(1.77)%	$6,264	—
Service Class
Year Ended July 31, 2025	$25.08	(1.16)%	3.22%	2.78%	1.36%	$24	—
Year Ended July 31, 2024	$25.86	5.92%	3.43%	2.78%	2.13%	$50	—
Year Ended July 31, 2023	$25.48	(1.56)%	2.82%	2.78%	0.82%	$97	—
Year Ended July 31, 2022	$26.56	11.70%	2.82%	2.78%	(2.32)%	$182	—
Year Ended July 31, 2021	$23.77	(3.92)%	3.13%	2.78%	(2.77)%	$52	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to financial statements.

Financial Highlights :: 259

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2025(c)	$42.73	0.10	15.90	16.00	(0.07)	(5.67)	(5.74)
Year Ended July 31, 2024(c)	$20.02	0.05	22.66	22.71	—	—	—
Year Ended July 31, 2023(c)	$11.62	0.05	8.35	8.40	—	—	—
Year Ended July 31, 2022(c)	$14.76	(0.09)	(2.22)	(2.31)	—	(0.83)	(0.83)
Year Ended July 31, 2021(c)	$7.95	(0.07)	6.88	6.81	—	—	—
Service Class
Year Ended July 31, 2025(c)	$30.80	(0.18)	10.93	10.75	—	(5.67)	(5.67)
Year Ended July 31, 2024(c)	$14.58	(0.17)	16.39	16.22	—	—	—
Year Ended July 31, 2023(c)	$8.54	(0.04)	6.08	6.04	—	—	—
Year Ended July 31, 2022(c)	$11.12	(0.20)	(1.55)	(1.75)	—	(0.83)	(0.83)
Year Ended July 31, 2021(c)	$6.05	(0.16)	5.23	5.07	—	—	—
Short Energy ProFund
Investor Class
Year Ended July 31, 2025	$13.79	0.36	0.31	0.67	(0.54)	—	(0.54)
Year Ended July 31, 2024	$14.95	0.49	(1.08)	(0.59)	(0.57)	—	(0.57)
Year Ended July 31, 2023	$17.57	0.34	(2.96)	(2.62)	—	—	—
Year Ended July 31, 2022	$32.82	(0.29)	(14.96)	(15.25)	—	—	—
Year Ended July 31, 2021	$55.89	(0.85)	(22.22)	(23.07)	—	—	—
Service Class
Year Ended July 31, 2025	$12.51	0.23	0.38	0.61	(0.47)	—	(0.47)
Year Ended July 31, 2024	$13.59	0.36	(0.99)	(0.63)	(0.45)	—	(0.45)
Year Ended July 31, 2023	$16.20	0.19	(2.80)	(2.61)	—	—	—
Year Ended July 31, 2022	$30.52	(0.53)	(13.79)	(14.32)	—	—	—
Year Ended July 31, 2021	$52.45	(1.25)	(20.68)	(21.93)	—	—	—

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Semiconductor UltraSector ProFund
Investor Class
Year Ended July 31, 2025(c)	$52.99	40.86%	1.46%	1.46%	0.26%	$438,221	205%
Year Ended July 31, 2024(c)	$42.73	113.44%	1.49%	1.48%	0.15%	$378,352	189%
Year Ended July 31, 2023(c)	$20.02	72.32%	1.56%	1.56%	0.45%	$127,520	72%
Year Ended July 31, 2022(c)	$11.62	(17.93)%	1.49%	1.49%	(0.59)%	$64,313	53%
Year Ended July 31, 2021(c)	$14.76	85.65%	1.58%	1.58%	(0.63)%	$79,845	70%
Service Class
Year Ended July 31, 2025(c)	$35.88	39.47%	2.46%	2.46%	(0.74)%	$14,777	205%
Year Ended July 31, 2024(c)	$30.80	111.30%	2.49%	2.48%	(0.85)%	$17,049	189%
Year Ended July 31, 2023(c)	$14.58	70.62%	2.56%	2.56%	(0.55)%	$6,648	72%
Year Ended July 31, 2022(c)	$8.54	(18.76)%	2.49%	2.49%	(1.59)%	$4,254	53%
Year Ended July 31, 2021(c)	$11.12	83.81%	2.58%	2.58%	(1.63)%	$5,376	70%
Short Energy ProFund
Investor Class
Year Ended July 31, 2025	$13.92	4.74%	4.77%	1.78%	2.52%	$1,239	—
Year Ended July 31, 2024	$13.79	(4.24)%	6.84%	1.78%	3.36%	$484	—
Year Ended July 31, 2023	$14.95	(14.91)%	3.63%	1.78%	2.14%	$635	—
Year Ended July 31, 2022	$17.57	(46.47)%	3.74%	1.78%	(1.28)%	$2,135	—
Year Ended July 31, 2021	$32.82	(41.28)%	3.16%	1.78%	(1.76)%	$418	—
Service Class
Year Ended July 31, 2025	$12.65	4.70%	5.77%	2.78%	1.52%	$33	—
Year Ended July 31, 2024	$12.51	(5.23)%	7.84%	2.78%	2.36%	$17	—
Year Ended July 31, 2023	$13.59	(15.81)%	4.63%	2.78%	1.14%	$2	—
Year Ended July 31, 2022	$16.20	(46.97)%	4.74%	2.78%	(2.28)%	$12	—
Year Ended July 31, 2021	$30.52	(41.81)%	4.15%	2.77%	(2.75)%	$25	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 8:1 share split that occurred on October 14, 2024.

See accompanying notes to financial statements.

260 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Capital Contributions
Short Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2025	$48.69	1.22	(9.06)		(7.84)	(4.33)	(4.33)	0.84	(c)
Year Ended July 31, 2024	$60.69	1.82	(10.17	)(e)	(8.35)	(3.65)	(3.65)	—
Year Ended July 31, 2023(f)	$74.03	1.38	(14.72)		(13.34)	—	—	—
Year Ended July 31, 2022(f)	$71.44	(0.85)	3.44		2.59	—	—	—
Year Ended July 31, 2021(f)	$104.36	(1.55)	(31.37)		(32.93)	—	—	—
Service Class
Year Ended July 31, 2025	$42.26	0.84	(7.68)		(6.84)	(3.79)	(3.79)	0.47	(g)
Year Ended July 31, 2024	$52.72	1.34	(9.08	)(e)	(7.74)	(2.72)	(2.72)	—
Year Ended July 31, 2023(f)	$64.86	0.71	(12.85)		(12.14)	—	—	—
Year Ended July 31, 2022(f)	$63.39	(1.50)	2.97		1.47	—	—	—
Year Ended July 31, 2021(f)	$93.34	(2.30)	(27.65)		(29.95)	—	—	—
Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2025	$9.64	0.23	(3.18)		(2.95)	(0.22)	(0.22)	—
Year Ended July 31, 2024	$14.04	0.44	(2.50)		(2.06)	(2.34)	(2.34)	—
Year Ended July 31, 2023	$17.45	0.34	(3.75)		(3.41)	—	—	—
Year Ended July 31, 2022	$14.83	(0.22)	2.84		2.62	—	—	—
Year Ended July 31, 2021	$14.53	(0.27)	0.57		0.30	—	—	—
Service Class
Year Ended July 31, 2025	$9.31	0.15	(3.08)		(2.93)	(0.15)	(0.15)	—
Year Ended July 31, 2024	$13.40	0.31	(2.39)		(2.08)	(2.01)	(2.01)	—
Year Ended July 31, 2023	$16.80	0.19	(3.59)		(3.40)	—	—	—
Year Ended July 31, 2022	$14.43	(0.37)	2.74		2.37	—	—	—
Year Ended July 31, 2021	$14.31	(0.42)	0.54		0.12	—	—	—

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Short Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2025	$37.36	(15.25	)%(c)	3.18%	1.84	%(d)	2.68%	$2,153	—
Year Ended July 31, 2024	$48.69	(14.36)%		2.89%	1.88%		3.22%	$1,853	—
Year Ended July 31, 2023(f)	$60.69	(18.04)%		1.78%	1.78%		1.77%	$3,051	—
Year Ended July 31, 2022(f)	$74.03	3.64%		1.81%	1.78%		(1.13)%	$79,796	—
Year Ended July 31, 2021(f)	$71.44	(31.63)%		2.02%	1.78%		(1.76)%	$1,764	—
Service Class
Year Ended July 31, 2025	$32.10	(15.99	)%(g)	4.18%	2.84	%(d)	1.68%	$97	—
Year Ended July 31, 2024	$42.26	(15.21)%		3.89%	2.88%		2.22%	$112	—
Year Ended July 31, 2023(f)	$52.72	(18.72)%		2.78%	2.78%		0.77%	$86	—
Year Ended July 31, 2022(f)	$64.86	2.29%		2.81%	2.78%		(2.13)%	$241	—
Year Ended July 31, 2021(f)	$63.39	(32.26)%		3.02%	2.78%		(2.76)%	$111	—
Short Precious Metals ProFund
Investor Class
Year Ended July 31, 2025	$6.47	(31.45)%		2.16%	1.78%		2.67%	$12,532	—
Year Ended July 31, 2024	$9.64	(17.68)%		2.32%	1.78%		3.52%	$1,401	—
Year Ended July 31, 2023	$14.04	(19.54)%		2.38%	1.78%		2.26%	$3,236	—
Year Ended July 31, 2022	$17.45	17.67%		2.79%	1.78%		(1.45)%	$2,072	—
Year Ended July 31, 2021	$14.83	2.06%		2.86%	1.78%		(1.76)%	$2,144	—
Service Class
Year Ended July 31, 2025	$6.23	(32.06)%		3.16%	2.78%		1.67%	$33	—
Year Ended July 31, 2024	$9.31	(18.40)%		3.32%	2.78%		2.52%	$8	—
Year Ended July 31, 2023	$13.40	(20.13)%		3.38%	2.78%		1.26%	$19	—
Year Ended July 31, 2022	$16.80	16.35%		3.79%	2.78%		(2.45)%	$17	—
Year Ended July 31, 2021	$14.43	0.84%		3.86%	2.78%		(2.76)%	$14	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The amount includes a voluntary capital contribution from the Advisor. The contribution represented $0.84 to the net asset value and 7.51% to the total return. Without this contribution, the net asset value and total return would have been lower.

(d)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

(g)  The amount includes a voluntary capital contribution from the Advisor. The contribution represented $0.47 to the net asset value and 7.47% to the total return. Without this contribution, the net asset value and total return would have been lower.

See accompanying notes to financial statements.

Financial Highlights :: 261

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Short Real Estate ProFund
Investor Class
Year Ended July 31, 2025	$8.34	0.21	(0.20)		0.01	(0.44)	(0.44)	$7.91
Year Ended July 31, 2024	$9.14	0.32	(0.84)		(0.52)	(0.28)	(0.28)	$8.34
Year Ended July 31, 2023	$8.10	0.21	0.83		1.04	—	—	$9.14
Year Ended July 31, 2022	$8.19	(0.10)	0.01		(0.09)	—	—	$8.10
Year Ended July 31, 2021	$11.45	(0.19)	(3.07)		(3.26)	—	—	$8.19
Service Class
Year Ended July 31, 2025	$7.14	0.14	(0.26)		(0.12)	(0.34)	(0.34)	$6.68
Year Ended July 31, 2024	$7.85	0.24	(0.76)		(0.52)	(0.19)	(0.19)	$7.14
Year Ended July 31, 2023	$7.03	0.13	0.69		0.82	—	—	$7.85
Year Ended July 31, 2022	$7.19	(0.17)	0.01		(0.16)	—	—	$7.03
Year Ended July 31, 2021	$10.15	(0.28)	(2.68)		(2.96)	—	—	$7.19
Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2025(c)	$53.26	1.41	(0.22	)(d)	1.19	(0.23)	(0.23)	$54.22
Year Ended July 31, 2024(c)	$68.97	2.34	(8.07)		(5.73)	(9.98)	(9.98)	$53.26
Year Ended July 31, 2023(c)(e)	$74.11	1.96	(7.10)		(5.14)	—	—	$68.97
Year Ended July 31, 2022(c)(e)	$69.42	(1.10)	5.79		4.69	—	—	$74.11
Year Ended July 31, 2021(c)(e)	$114.26	(1.50)	(43.34)		(44.84)	—	—	$69.42
Service Class
Year Ended July 31, 2025(c)	$49.03	0.90	0.03		0.93	—	—	$49.96
Year Ended July 31, 2024(c)	$64.18	1.72	(7.57)		(5.85)	(9.30)	(9.30)	$49.03
Year Ended July 31, 2023(c)(e)	$69.53	1.26	(6.61)		(5.35)	—	—	$64.18
Year Ended July 31, 2022(c)(e)	$65.92	(1.80)	5.41		3.61	—	—	$69.53
Year Ended July 31, 2021(c)(e)	$109.60	(2.30)	(41.38)		(43.68)	—	—	$65.92

		Ratios to Average Net Assets			Supplemental Data
	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Short Real Estate ProFund
Investor Class
Year Ended July 31, 2025	0.02%	4.14%	1.78%	2.64%	$691	—
Year Ended July 31, 2024	(5.70)%	2.98%	1.78%	3.49%	$1,153	—
Year Ended July 31, 2023	12.84%	3.19%	1.78%	2.29%	$1,817	—
Year Ended July 31, 2022	(1.10)%	5.81%	1.78%	(1.28)%	$1,875	—
Year Ended July 31, 2021	(28.47)%	4.69%	1.78%	(1.76)%	$515	—
Service Class
Year Ended July 31, 2025	(1.79)%	5.14%	2.78%	1.64%	$21	—
Year Ended July 31, 2024	(6.63)%	3.98%	2.78%	2.49%	$6	—
Year Ended July 31, 2023	11.66%	4.19%	2.78%	1.29%	$112	—
Year Ended July 31, 2022	(2.23)%	6.81%	2.78%	(2.28)%	$14	—
Year Ended July 31, 2021	(29.16)%	5.69%	2.78%	(2.76)%	$14	—
Short Small-Cap ProFund
Investor Class
Year Ended July 31, 2025(c)	2.23%	3.64%	1.78%	2.52%	$772	—
Year Ended July 31, 2024(c)	(9.45)%	2.71%	1.78%	3.44%	$618	—
Year Ended July 31, 2023(c)(e)	(6.91)%	2.29%	1.78%	2.57%	$1,728	—
Year Ended July 31, 2022(c)(e)	6.77%	2.26%	1.78%	(1.56)%	$1,412	—
Year Ended July 31, 2021(c)(e)	(39.23)%	3.63%	1.78%	(1.77)%	$1,089	—
Service Class
Year Ended July 31, 2025(c)	1.88%	4.64%	2.78%	1.52%	$59	—
Year Ended July 31, 2024(c)	(10.39)%	3.71%	2.78%	2.44%	$30	—
Year Ended July 31, 2023(c)(e)	(7.63)%	3.29%	2.78%	1.57%	$47	—
Year Ended July 31, 2022(c)(e)	5.46%	3.26%	2.78%	(2.56)%	$162	—
Year Ended July 31, 2021(c)(e)	(39.87)%	4.63%	2.78%	(2.77)%	$24	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:2 reverse share split that occurred on October 14, 2024.

(d)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:5 reverse share split that occurred on March 6, 2023.
See accompanying notes to financial statements.

262 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2025	$116.48	(0.77)	(6.08)	(6.85)	(1.92)	(1.92)	$107.71
Year Ended July 31, 2024	$101.00	(0.47)	16.77	16.30	(0.82)	(0.82)	$116.48
Year Ended July 31, 2023	$102.43	(0.43)	2.47	2.04	(3.47)	(3.47)	$101.00
Year Ended July 31, 2022	$126.49	(0.96)	(13.02)	(13.98)	(10.08)	(10.08)	$102.43
Year Ended July 31, 2021	$86.21	(0.88)	41.16	40.28	—	—	$126.49
Service Class
Year Ended July 31, 2025	$87.16	(1.58)	(4.35)	(5.93)	(1.92)	(1.92)	$79.31
Year Ended July 31, 2024	$76.53	(1.24)	12.69	11.45	(0.82)	(0.82)	$87.16
Year Ended July 31, 2023	$79.28	(1.17)	1.89	0.72	(3.47)	(3.47)	$76.53
Year Ended July 31, 2022	$101.09	(1.86)	(9.87)	(11.73)	(10.08)	(10.08)	$79.28
Year Ended July 31, 2021	$69.60	(1.76)	33.25	31.49	—	—	$101.09
Small-Cap ProFund
Investor Class
Year Ended July 31, 2025	$115.91	0.94	(5.69)	(4.75)	—	—	$111.16
Year Ended July 31, 2024	$103.50	1.45	10.96	12.41	—	—	$115.91
Year Ended July 31, 2023	$98.02	0.64	4.84	5.48	—	—	$103.50
Year Ended July 31, 2022	$117.00	(1.20)	(17.78)	(18.98)	—	—	$98.02
Year Ended July 31, 2021	$78.58	(1.51)	39.93	38.42	—	—	$117.00
Service Class
Year Ended July 31, 2025	$92.18	0.06	(4.77)	(4.71)	—	—	$87.47
Year Ended July 31, 2024	$83.13	0.64	8.41	9.05	—	—	$92.18
Year Ended July 31, 2023	$79.51	(0.12)	3.74	3.62	—	—	$83.13
Year Ended July 31, 2022	$95.85	(2.09)	(14.25)	(16.34)	—	—	$79.51
Year Ended July 31, 2021	$65.02	(2.40)	33.23	30.83	—	—	$95.85

			Ratios to Average Net Assets			Supplemental Data
	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Small-Cap Growth ProFund
Investor Class
Year Ended July 31, 2025	(5.92)%		1.95%	1.78%	(0.74)%	$3,598	1,201%
Year Ended July 31, 2024	16.26	%(c)	2.14%	1.78%	(0.49)%	$5,777	251%
Year Ended July 31, 2023	2.38	%(d)	2.16%	1.84%	(0.47)%	$3,818	239%
Year Ended July 31, 2022	(12.08	)%(e)	1.95%	1.92%	(0.87)%	$9,587	462%
Year Ended July 31, 2021	46.72%		1.60%	1.60%	(0.81)%	$9,062	659%
Service Class
Year Ended July 31, 2025	(6.86)%		2.95%	2.78%	(1.74)%	$783	1,201%
Year Ended July 31, 2024	15.10	%(c)	3.14%	2.78%	(1.49)%	$994	251%
Year Ended July 31, 2023	1.38	%(d)	3.16%	2.84%	(1.47)%	$485	239%
Year Ended July 31, 2022	(12.94	)%(e)	2.95%	2.92%	(1.87)%	$1,235	462%
Year Ended July 31, 2021	45.24%		2.60%	2.60%	(1.81)%	$833	659%
Small-Cap ProFund
Investor Class
Year Ended July 31, 2025	(4.10)%		2.26%	1.78%	0.87%	$6,293	405%
Year Ended July 31, 2024	11.99	%(f)	2.44%	1.78%	1.46%	$4,265	641%
Year Ended July 31, 2023	5.59	%(g)	2.76%	1.78%	0.69%	$5,370	546%
Year Ended July 31, 2022	(16.22	)%(h)	2.18%	1.78%	(1.10)%	$2,627	137%
Year Ended July 31, 2021	48.89%		2.03%	1.81%	(1.40)%	$9,241	115%
Service Class
Year Ended July 31, 2025	(5.09)%		3.26%	2.78%	(0.13)%	$148	405%
Year Ended July 31, 2024	10.87	%(f)	3.44%	2.78%	0.46%	$761	641%
Year Ended July 31, 2023	4.54	%(g)	3.76%	2.78%	(0.31)%	$348	546%
Year Ended July 31, 2022	(17.05	)%(h)	3.18%	2.78%	(2.10)%	$320	137%
Year Ended July 31, 2021	47.43%		3.03%	2.81%	(2.40)%	$668	115%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.13%.

(d)  During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.21%.

(e)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.04%.

(f)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.14%.

(g)  During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.05%.

(h)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

See accompanying notes to financial statements.

Financial Highlights :: 263

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2025	$110.92	(0.01)	(8.12)	(8.13)	(1.02)	—	(1.02)
Year Ended July 31, 2024	$103.01	0.25	7.66 (c)	7.91	—	—	—
Year Ended July 31, 2023	$100.64	(0.32)	4.07	3.75	—	(1.38)	(1.38)
Year Ended July 31, 2022	$104.97	(0.02)	(4.11)	(4.13)	(0.20)	—	(0.20)
Year Ended July 31, 2021	$64.53	0.11	40.33	40.44	—	—	—
Service Class
Year Ended July 31, 2025	$86.63	(0.84)	(6.34)	(7.18)	(0.53)	—	(0.53)
Year Ended July 31, 2024	$81.28	(0.52)	5.87 (c)	5.35	—	—	—
Year Ended July 31, 2023	$80.51	(1.08)	3.23	2.15	—	(1.38)	(1.38)
Year Ended July 31, 2022	$84.68	(0.86)	(3.31)	(4.17)	—	—	—
Year Ended July 31, 2021	$52.57	(0.67)	32.78	32.11	—	—	—
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2025(g)	$37.56	0.04	8.21	8.25	(0.11)	(3.67)	(3.78)
Year Ended July 31, 2024(g)	$29.11	0.09	8.48	8.57	—	(0.12)	(0.12)
Year Ended July 31, 2023(g)	$22.61	0.02	6.48	6.50	—	—	—
Year Ended July 31, 2022(g)	$31.19	(0.27)	(6.02)	(6.29)	—	(2.29)	(2.29)
Year Ended July 31, 2021(g)	$18.86	(0.23)	13.10	12.87	—	(0.54)	(0.54)
Service Class
Year Ended July 31, 2025(g)	$29.25	(0.24)	6.25	6.01	—	(3.67)	(3.67)
Year Ended July 31, 2024(g)	$22.93	(0.16)	6.60	6.44	—	(0.12)	(0.12)
Year Ended July 31, 2023(g)	$17.99	(0.15)	5.09	4.94	—	—	—
Year Ended July 31, 2022(g)	$25.45	(0.50)	(4.67)	(5.17)	—	(2.29)	(2.29)
Year Ended July 31, 2021(g)	$15.62	(0.43)	10.80	10.37	—	(0.54)	(0.54)

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
Small-Cap Value ProFund
Investor Class
Year Ended July 31, 2025	$101.77	(7.40)%		2.11%	1.78%		(0.01)%	$1,395	1,642%
Year Ended July 31, 2024	$110.92	7.68	%(d)	2.34%	1.82%		0.26%	$51,425	915%
Year Ended July 31, 2023	$103.01	3.88	%(e)	2.00%	1.98	%(f)	(0.34)%	$2,765	510%
Year Ended July 31, 2022	$100.64	(3.94)%		1.68%	1.68%		(0.02)%	$8,441	638%
Year Ended July 31, 2021	$104.97	62.67%		1.61%	1.61%		0.12%	$14,775	547%
Service Class
Year Ended July 31, 2025	$78.92	(8.35)%		3.11%	2.78%		(1.01)%	$396	1,642%
Year Ended July 31, 2024	$86.63	6.58	%(d)	3.34%	2.82%		(0.74)%	$800	915%
Year Ended July 31, 2023	$81.28	2.83	%(e)	3.00%	2.98	%(f)	(1.34)%	$520	510%
Year Ended July 31, 2022	$80.51	(4.90)%		2.68%	2.68%		(1.02)%	$790	638%
Year Ended July 31, 2021	$84.68	61.08%		2.61%	2.61%		(0.88)%	$770	547%
Technology UltraSector ProFund
Investor Class
Year Ended July 31, 2025(g)	$42.03	23.11%		1.53%	1.53%		0.12%	$87,436	111%
Year Ended July 31, 2024(g)	$37.56	29.53%		1.52%	1.52%		0.29%	$86,309	116%
Year Ended July 31, 2023(g)	$29.11	28.72%		1.58%	1.58%		0.11%	$74,931	139%
Year Ended July 31, 2022(g)	$22.61	(22.70)%		1.48%	1.48%		(0.93)%	$44,187	51%
Year Ended July 31, 2021(g)	$31.19	69.21%		1.55%	1.55%		(0.97)%	$95,384	114%
Service Class
Year Ended July 31, 2025(g)	$31.59	21.88%		2.53%	2.53%		(0.88)%	$4,855	111%
Year Ended July 31, 2024(g)	$29.25	28.20%		2.52%	2.52%		(0.71)%	$4,488	116%
Year Ended July 31, 2023(g)	$22.93	27.45%		2.58%	2.58%		(0.89)%	$4,815	139%
Year Ended July 31, 2022(g)	$17.99	(23.48)%		2.48%	2.48%		(1.93)%	$3,393	51%
Year Ended July 31, 2021(g)	$25.45	67.57%		2.55%	2.55%		(1.97)%	$6,454	114%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.13%.

(e)  During the year ended July 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

(f)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.

(g)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 4:1 share split that occurred on October 14, 2024.

See accompanying notes to financial statements.

264 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraBear ProFund
Investor Class
Year Ended July 31, 2025	$11.43	0.29	(3.09)	(2.80)	(0.21)	—	(0.21)
Year Ended July 31, 2024	$16.28	0.52	(4.58)	(4.06)	(0.79)	—	(0.79)
Year Ended July 31, 2023	$20.70	0.50	(4.92)	(4.42)	—	—	—
Year Ended July 31, 2022	$21.42	(0.29)	(0.43)	(0.72)	—	—	—
Year Ended July 31, 2021(c)	$43.58	(0.53)	(21.48)	(22.01)	(0.15)	—	(0.15)
Service Class
Year Ended July 31, 2025	$10.04	0.20	(2.74)	(2.54)	(0.17)	—	(0.17)
Year Ended July 31, 2024	$14.39	0.40	(4.10)	(3.70)	(0.65)	—	(0.65)
Year Ended July 31, 2023	$18.33	0.40	(4.34)	(3.94)	—	—	—
Year Ended July 31, 2022	$19.19	(0.48)	(0.38)	(0.86)	—	—	—
Year Ended July 31, 2021(c)	$39.25	(0.81)	(19.25)	(20.06)	—	—	—
UltraBull ProFund
Investor Class
Year Ended July 31, 2025	$127.39	1.04	25.60	26.64	—	(3.32)	(3.32)
Year Ended July 31, 2024	$94.19	1.05	33.03	34.08	(0.88)	—	(0.88)
Year Ended July 31, 2023	$90.03	0.54	10.71	11.25	(0.02)	(7.07)	(7.09)
Year Ended July 31, 2022	$112.96	(0.33)	(15.63)	(15.96)	—	(6.97)	(6.97)
Year Ended July 31, 2021	$72.03	(0.46)	51.97	51.51	(0.41)	(10.17)	(10.58)
Service Class
Year Ended July 31, 2025	$94.62	0.04	18.46	18.50	—	(3.32)	(3.32)
Year Ended July 31, 2024	$70.23	0.31	24.14	24.45	(0.06)	—	(0.06)
Year Ended July 31, 2023	$69.92	(0.06)	7.44	7.38	—	(7.07)	(7.07)
Year Ended July 31, 2022	$90.15	(1.15)	(12.11)	(13.26)	—	(6.97)	(6.97)
Year Ended July 31, 2021	$59.40	(1.20)	42.12	40.92	—	(10.17)	(10.17)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraBear ProFund
Investor Class
Year Ended July 31, 2025	$8.42	(24.82)%	2.04%	1.78%	2.81%	$6,590	—
Year Ended July 31, 2024	$11.43	(25.54)%	1.87%	1.78%	3.55%	$6,076	—
Year Ended July 31, 2023	$16.28	(21.35)%	1.82%	1.78%	2.44%	$9,454	—
Year Ended July 31, 2022	$20.70	(3.36)%	1.97%	1.78%	(1.40)%	$11,191	—
Year Ended July 31, 2021(c)	$21.42	(50.64)%	2.08%	1.78%	(1.77)%	$5,438	—
Service Class
Year Ended July 31, 2025	$7.33	(25.62)%	3.04%	2.78%	1.81%	$98	—
Year Ended July 31, 2024	$10.04	(26.25)%	2.87%	2.78%	2.55%	$82	—
Year Ended July 31, 2023	$14.39	(21.58)%	2.38%	2.34%	1.88%	$22	—
Year Ended July 31, 2022	$18.33	(4.43)%	2.97%	2.78%	(2.40)%	$10	—
Year Ended July 31, 2021(c)	$19.19	(51.07)%	3.08%	2.78%	(2.77)%	$14	—
UltraBull ProFund
Investor Class
Year Ended July 31, 2025	$150.71	21.08%	1.47%	1.47%	0.77%	$163,661	104%
Year Ended July 31, 2024	$127.39	36.18%	1.50%	1.49%	1.03%	$142,971	217%
Year Ended July 31, 2023	$94.19	15.56%	1.52%	1.52%	0.69%	$114,312	100%
Year Ended July 31, 2022	$90.03	(14.96)%	1.46%	1.46%	(0.31)%	$101,714	16%
Year Ended July 31, 2021	$112.96	77.44%	1.51%	1.51%	(0.51)%	$128,079	31%
Service Class
Year Ended July 31, 2025	$109.80	19.76%	2.47%	2.47%	(0.23)%	$2,380	104%
Year Ended July 31, 2024	$94.62	34.82%	2.50%	2.49%	0.03%	$2,321	217%
Year Ended July 31, 2023	$70.23	14.41%	2.52%	2.52%	(0.31)%	$3,754	100%
Year Ended July 31, 2022	$69.92	(15.80)%	2.46%	2.46%	(1.31)%	$2,036	16%
Year Ended July 31, 2021	$90.15	75.68%	2.51%	2.51%	(1.51)%	$2,785	31%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to financial statements.

Financial Highlights :: 265

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraChina ProFund
Investor Class
Year Ended July 31, 2025	$19.53	0.06	6.20	6.26	(0.57)	—	(0.57)
Year Ended July 31, 2024	$35.75	0.18	(15.56)	(15.38)	(0.84)	—	(0.84)
Year Ended July 31, 2023(d)	$34.33	(0.17)	1.59	1.42	—	—	—
Year Ended July 31, 2022(d)	$118.04	(0.20)	(83.51)	(83.71)	—	—	—
Year Ended July 31, 2021(d)	$173.10	(2.30)	(52.76)	(55.06)	—	—	—
Service Class
Year Ended July 31, 2025	$16.81	(0.15)	5.39	5.24	(0.34)	—	(0.34)
Year Ended July 31, 2024	$30.78	(0.03)	(13.44)	(13.47)	(0.50)	—	(0.50)
Year Ended July 31, 2023(d)	$29.87	(0.44)	1.35	0.91	—	—	—
Year Ended July 31, 2022(d)	$103.68	(0.60)	(73.21)	(73.81)	—	—	—
Year Ended July 31, 2021(d)	$153.59	(4.20)	(45.71)	(49.91)	—	—	—
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2025	$76.27	0.76	6.11	6.87	(0.70)	(1.14)	(1.84)
Year Ended July 31, 2024	$61.13	0.78	15.00	15.78	(0.64)	—	(0.64)
Year Ended July 31, 2023	$54.64	0.50	5.99	6.49	—	—	—
Year Ended July 31, 2022	$66.90	(0.08)	(7.91)	(7.99)	—	(4.27)	(4.27)
Year Ended July 31, 2021	$39.32	(0.24)	28.83	28.59	—	(1.01)	(1.01)
Service Class
Year Ended July 31, 2025	$63.21	0.10	4.92	5.02	(0.19)	(1.14)	(1.33)
Year Ended July 31, 2024	$50.88	0.24	12.31	12.55	(0.22)	—	(0.22)
Year Ended July 31, 2023	$45.93	0.06	4.89	4.95	—	—	—
Year Ended July 31, 2022	$57.42	(0.62)	(6.60)	(7.22)	—	(4.27)	(4.27)
Year Ended July 31, 2021	$34.20	(0.71)	24.94	24.23	—	(1.01)	(1.01)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraChina ProFund
Investor Class
Year Ended July 31, 2025	$25.22	32.90	%(c)	1.70%	1.70%	0.25%	$24,845	254%
Year Ended July 31, 2024	$19.53	(43.56)%		1.77%	1.77%	0.76%	$17,094	159%
Year Ended July 31, 2023(d)	$35.75	4.23%		1.81%	1.81%	(0.59)%	$24,128	222%
Year Ended July 31, 2022(d)	$34.33	(70.93)%		1.74%	1.74%	(0.37)%	$15,352	243%
Year Ended July 31, 2021(d)	$118.04	(31.83)%		1.67%	1.67%	(1.05)%	$17,626	255%
Service Class
Year Ended July 31, 2025	$21.71	31.70	%(c)	2.70%	2.70%	(0.75)%	$535	254%
Year Ended July 31, 2024	$16.81	(44.14)%		2.77%	2.77%	(0.24)%	$374	159%
Year Ended July 31, 2023(d)	$30.78	2.94%		2.80%	2.80%	(1.58)%	$1,208	222%
Year Ended July 31, 2022(d)	$29.87	(71.17)%		2.74%	2.74%	(1.37)%	$788	243%
Year Ended July 31, 2021(d)	$103.68	(32.49)%		2.67%	2.67%	(2.05)%	$423	255%
UltraDow 30 ProFund
Investor Class
Year Ended July 31, 2025	$81.30	9.05%		1.53%	1.53%	0.97%	$37,108	45%
Year Ended July 31, 2024	$76.27	25.95%		1.58%	1.57%	1.21%	$37,746	28%
Year Ended July 31, 2023	$61.13	11.86%		1.62%	1.62%	0.94%	$29,992	31%
Year Ended July 31, 2022	$54.64	(13.07)%		1.54%	1.54%	(0.14)%	$32,075	10%
Year Ended July 31, 2021	$66.90	73.58%		1.59%	1.59%	(0.45)%	$39,210	16%
Service Class
Year Ended July 31, 2025	$66.90	7.96%		2.53%	2.53%	(0.03)%	$1,428	45%
Year Ended July 31, 2024	$63.21	24.72%		2.57%	2.56%	0.22%	$1,659	28%
Year Ended July 31, 2023	$50.88	10.75%		2.60%	2.60%	(0.04)%	$1,131	31%
Year Ended July 31, 2022	$45.93	(13.94)%		2.54%	2.54%	(1.14)%	$738	10%
Year Ended July 31, 2021	$57.42	71.85%		2.59%	2.59%	(1.45)%	$1,203	16%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  During the year ended July 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.17%.

(d)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:10 reverse share split that occurred on March 6, 2023.

See accompanying notes to financial statements.

266 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Net Investment Income (Loss)(a)	Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2025	$48.17	0.82	16.10	16.92	(0.78)	(0.78)	$64.31
Year Ended July 31, 2024	$48.79	0.75	(0.58)	0.17	(0.79)	(0.79)	$48.17
Year Ended July 31, 2023	$41.78	0.74	6.66	7.40	(0.39)	(0.39)	$48.79
Year Ended July 31, 2022	$79.62	0.57	(38.41)	(37.84)	—	—	$41.78
Year Ended July 31, 2021	$62.20	(0.56)	17.98	17.42	—	—	$79.62
Service Class
Year Ended July 31, 2025	$43.17	0.33	14.49	14.82	(0.17)	(0.17)	$57.82
Year Ended July 31, 2024	$43.74	0.35	(0.58)	(0.23)	(0.34)	(0.34)	$43.17
Year Ended July 31, 2023	$37.48	0.38	5.88	6.26	—	—	$43.74
Year Ended July 31, 2022	$72.13	0.02	(34.67)	(34.65)	—	—	$37.48
Year Ended July 31, 2021	$56.90	(1.36)	16.59	15.23	—	—	$72.13
UltraInternational ProFund
Investor Class
Year Ended July 31, 2025	$19.61	0.53	1.84	2.37	—	—	$21.98
Year Ended July 31, 2024	$17.61	0.60	1.40 (f)	2.00	—	—	$19.61
Year Ended July 31, 2023	$14.71	0.38	2.52	2.90	—	—	$17.61
Year Ended July 31, 2022	$21.26	(0.29)	(6.26)	(6.55)	—	—	$14.71
Year Ended July 31, 2021	$13.16	(0.32)	8.42	8.10	—	—	$21.26
Service Class
Year Ended July 31, 2025	$16.67	0.36	1.49	1.85	—	—	$18.52
Year Ended July 31, 2024	$15.16	0.45	1.06 (f)	1.51	—	—	$16.67
Year Ended July 31, 2023	$12.76	0.25	2.15	2.40	—	—	$15.16
Year Ended July 31, 2022	$18.65	(0.46)	(5.43)	(5.89)	—	—	$12.76
Year Ended July 31, 2021	$11.64	(0.48)	7.49	7.01	—	—	$18.65

			Ratios to Average Net Assets				Supplemental Data
	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)		Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraEmerging Markets ProFund
Investor Class
Year Ended July 31, 2025	35.71%		1.93%	1.78%	1.51%		$9,284	290%
Year Ended July 31, 2024	0.47	%(c)	2.10%	1.78%	1.70%		$7,422	163%
Year Ended July 31, 2023	17.98%		2.04%	1.82%	1.81%		$8,199	292%
Year Ended July 31, 2022	(47.53	)%(d)	1.99%	1.92%	1.00%		$5,666	265%
Year Ended July 31, 2021	28.02%		1.78%	1.77%	(0.64)%		$8,976	211%
Service Class
Year Ended July 31, 2025	34.46%		2.93%	2.78%	0.51%		$137	290%
Year Ended July 31, 2024	(0.48	)%(c)	3.10%	2.78%	0.70%		$80	163%
Year Ended July 31, 2023	16.73%		3.04%	2.82%	0.81%		$123	292%
Year Ended July 31, 2022	(48.05	)%(d)	2.99%	2.92%	—	%(e)	$95	265%
Year Ended July 31, 2021	26.78%		2.78%	2.77%	(1.64)%		$345	211%
UltraInternational ProFund
Investor Class
Year Ended July 31, 2025	12.09%		2.15%	1.78%	2.65%		$7,271	—
Year Ended July 31, 2024	11.36%		2.36%	1.78%	3.50%		$3,705	—
Year Ended July 31, 2023	19.71%		2.27%	1.78%	2.49%		$5,184	—
Year Ended July 31, 2022	(30.81)%		2.82%	1.78%	(1.55)%		$2,322	—
Year Ended July 31, 2021	61.55%		2.31%	1.78%	(1.76)%		$3,101	—
Service Class
Year Ended July 31, 2025	11.10%		3.15%	2.78%	1.65%		$88	—
Year Ended July 31, 2024	9.96%		3.36%	2.78%	2.50%		$51	—
Year Ended July 31, 2023	18.72%		3.27%	2.78%	1.49%		$232	—
Year Ended July 31, 2022	(31.53)%		3.82%	2.78%	(2.55)%		$25	—
Year Ended July 31, 2021	60.22%		3.31%	2.78%	(2.76)%		$51	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  During the year ended July 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.32%.

(d)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.06%.

(e)  Amount is less than 0.005%.

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to financial statements.

Financial Highlights :: 267

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraJapan ProFund
Investor Class
Year Ended July 31, 2025	$52.06	1.31	1.69	3.00	—	—	—
Year Ended July 31, 2024	$40.37	1.61	13.88	15.49	(1.29)	(2.51)	(3.80)
Year Ended July 31, 2023	$28.05	0.66	11.66	12.32	—	—	—
Year Ended July 31, 2022	$31.75	(0.45)	1.09	0.64	—	(4.34)	(4.34)
Year Ended July 31, 2021	$20.81	(0.56)	11.50	10.94	—	—	—
Service Class
Year Ended July 31, 2025	$40.65	0.92	1.00	1.92	—	—	—
Year Ended July 31, 2024	$32.21	1.25	10.73	11.98	(1.03)	(2.51)	(3.54)
Year Ended July 31, 2023	$22.60	0.42	9.19	9.61	—	—	—
Year Ended July 31, 2022	$26.53	(0.69)	1.10	0.41	—	(4.34)	(4.34)
Year Ended July 31, 2021	$17.56	(0.82)	9.79	8.97	—	—	—
UltraLatin America ProFund
Investor Class
Year Ended July 31, 2025	$14.44	0.76	0.45	1.21	(0.79)	—	(0.79)
Year Ended July 31, 2024	$19.16	0.88	(4.27)	(3.84)	(0.88)	—	(0.88)
Year Ended July 31, 2023	$14.68	1.25	4.74	5.99	(1.51)	—	(1.51)
Year Ended July 31, 2022	$19.08	1.13	(4.70)	(3.57)	(0.83)	—	(0.83)
Year Ended July 31, 2021	$10.61	0.18	8.38	8.56	(0.09)	—	(0.09)
Service Class
Year Ended July 31, 2025	$13.92	0.62	0.36	0.98	(0.67)	—	(0.67)
Year Ended July 31, 2024	$18.60	0.71	(4.58)	(3.87)	(0.81)	—	(0.81)
Year Ended July 31, 2023	$14.20	1.11	4.60	5.71	(1.31)	—	(1.31)
Year Ended July 31, 2022	$18.34	0.97	(4.54)	(3.57)	(0.57)	—	(0.57)
Year Ended July 31, 2021	$10.26	0.04	8.06	8.10	(0.02)	—	(0.02)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return		Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraJapan ProFund
Investor Class
Year Ended July 31, 2025	$55.06	5.76%		1.71%	1.70%	2.67%	$18,099	—
Year Ended July 31, 2024	$52.06	37.61%		1.77%	1.76%	3.36%	$24,157	—
Year Ended July 31, 2023	$40.37	43.92%		1.84%	1.78%	2.18%	$21,211	—
Year Ended July 31, 2022	$28.05	(0.05)%		1.81%	1.78%	(1.56)%	$12,750	—
Year Ended July 31, 2021	$31.75	52.57%		1.80%	1.78%	(1.77)%	$14,600	—
Service Class
Year Ended July 31, 2025	$42.57	4.72%		2.71%	2.70%	1.67%	$153	—
Year Ended July 31, 2024	$40.65	36.31%		2.74%	2.73%	2.39%	$176	—
Year Ended July 31, 2023	$32.21	42.52%		2.81%	2.75%	1.21%	$675	—
Year Ended July 31, 2022	$22.60	(1.04)%		2.81%	2.78%	(2.56)%	$115	—
Year Ended July 31, 2021	$26.53	51.08%		2.80%	2.78%	(2.77)%	$143	—
UltraLatin America ProFund
Investor Class
Year Ended July 31, 2025	$14.86	10.05%		2.00%	1.78%	5.37%	$7,593	150%
Year Ended July 31, 2024	$14.44	(21.41)%		1.90%	1.84%	5.10%	$7,225	111%
Year Ended July 31, 2023	$19.16	44.70%		1.93%	1.93%	8.06%	$11,456	114%
Year Ended July 31, 2022	$14.68	(18.44	)%(c)	1.73%	1.73%	6.86%	$9,583	141%
Year Ended July 31, 2021	$19.08	80.78%		1.72%	1.72%	1.22%	$15,939	163%
Service Class
Year Ended July 31, 2025	$14.23	8.44%		3.00%	2.78%	4.37%	$292	150%
Year Ended July 31, 2024	$13.92	(22.11)%		2.90%	2.84%	4.10%	$63	111%
Year Ended July 31, 2023	$18.60	43.62%		2.84%	2.84%	7.15%	$122	114%
Year Ended July 31, 2022	$14.20	(19.32	)%(c)	2.73%	2.73%	5.86%	$108	141%
Year Ended July 31, 2021	$18.34	78.96%		2.72%	2.72%	0.22%	$148	163%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.22%.
See accompanying notes to financial statements.

268 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2025	$68.68	0.50	(4.10)	(3.60)	(0.64)	(0.16)	(0.80)
Year Ended July 31, 2024	$57.42	0.54	11.06	11.60	(0.34)	—	(0.34)
Year Ended July 31, 2023	$52.47	0.25	4.70	4.95	—	—	—
Year Ended July 31, 2022	$66.78	(0.23)	(10.83)	(11.06)	—	(3.25)	(3.25)
Year Ended July 31, 2021	$32.83	(0.33)	34.28	33.95	—	—	—
Service Class
Year Ended July 31, 2025	$52.86	(0.01)	(3.29)	(3.30)	(0.07)	(0.16)	(0.23)
Year Ended July 31, 2024	$44.60	0.09	8.41	8.50	(0.24)	—	(0.24)
Year Ended July 31, 2023	$41.17	(0.14)	3.57	3.43	—	—	—
Year Ended July 31, 2022	$53.58	(0.72)	(8.44)	(9.16)	—	(3.25)	(3.25)
Year Ended July 31, 2021	$26.59	(0.75)	27.74	26.99	—	—	—
UltraNasdaq-100 ProFund
Investor Class
Year Ended July 31, 2025	$101.39	0.34	27.88	28.22	—	—	—
Year Ended July 31, 2024	$73.77	0.50	27.59	28.09	(0.47)	—	(0.47)
Year Ended July 31, 2023	$58.68	0.19	17.02	17.21	—	(2.12)	(2.12)
Year Ended July 31, 2022	$99.86	(0.71)	(26.13)	(26.84)	—	(14.34)	(14.34)
Year Ended July 31, 2021(c)	$62.28	(0.82)	45.88	45.06	—	(7.48)	(7.48)
Service Class
Year Ended July 31, 2025	$70.05	(0.40)	19.01	18.61	—	—	—
Year Ended July 31, 2024	$51.26	(0.07)	18.86	18.79	— (d)	—	— (d)
Year Ended July 31, 2023	$42.12	(0.18)	11.44	11.26	—	(2.12)	(2.12)
Year Ended July 31, 2022	$76.18	(1.31)	(18.41)	(19.72)	—	(14.34)	(14.34)
Year Ended July 31, 2021(c)	$49.32	(1.43)	35.77	32.34	—	(7.48)	(7.48)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraMid-Cap ProFund
Investor Class
Year Ended July 31, 2025	$64.28	(5.28)%	1.56%	1.56%	0.78%	$32,503	70%
Year Ended July 31, 2024	$68.68	20.30%	1.57%	1.57%	0.97%	$43,236	63%
Year Ended July 31, 2023	$57.42	9.41%	1.59%	1.59%	0.50%	$38,109	22%
Year Ended July 31, 2022	$52.47	(17.57)%	1.51%	1.51%	(0.38)%	$43,761	28%
Year Ended July 31, 2021	$66.78	103.44%	1.53%	1.53%	(0.62)%	$61,650	40%
Service Class
Year Ended July 31, 2025	$49.33	(6.25)%	2.56%	2.56%	(0.22)%	$3,775	70%
Year Ended July 31, 2024	$52.86	19.15%	2.57%	2.57%	(0.03)%	$4,530	63%
Year Ended July 31, 2023	$44.60	8.33%	2.59%	2.59%	(0.50)%	$832	22%
Year Ended July 31, 2022	$41.17	(18.40)%	2.51%	2.51%	(1.38)%	$859	28%
Year Ended July 31, 2021	$53.58	101.47%	2.53%	2.53%	(1.61)%	$1,231	40%
UltraNasdaq-100 ProFund
Investor Class
Year Ended July 31, 2025	$129.61	27.83%	1.45%	1.45%	0.31%	$1,166,424	52%
Year Ended July 31, 2024	$101.39	38.03%	1.50%	1.50%	0.60%	$941,400	22%
Year Ended July 31, 2023	$73.77	32.59%	1.53%	1.53%	0.37%	$773,820	60%
Year Ended July 31, 2022	$58.68	(31.91)%	1.47%	1.47%	(0.87)%	$569,545	51%
Year Ended July 31, 2021(c)	$99.86	76.50%	1.51%	1.51%	(1.05)%	$1,096,713	29%
Service Class
Year Ended July 31, 2025	$88.66	26.57%	2.44%	2.44%	(0.68)%	$22,367	52%
Year Ended July 31, 2024	$70.05	36.66%	2.50%	2.50%	(0.40)%	$20,292	22%
Year Ended July 31, 2023	$51.26	31.25%	2.53%	2.53%	(0.63)%	$18,474	60%
Year Ended July 31, 2022	$42.12	(32.60)%	2.47%	2.47%	(1.87)%	$14,120	51%
Year Ended July 31, 2021(c)	$76.18	74.78%	2.51%	2.51%	(2.05)%	$23,558	29%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

(d)  Amount is less than $0.005.

See accompanying notes to financial statements.

Financial Highlights :: 269

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
UltraShort China ProFund
Investor Class
Year Ended July 31, 2025	$7.08	0.10	(4.08)	(3.98)	(0.52)	(0.52)	$2.58
Year Ended July 31, 2024	$5.45	0.24	1.61	1.85	(0.22)	(0.22)	$7.08
Year Ended July 31, 2023	$12.64	0.24	(7.43)	(7.19)	—	—	$5.45
Year Ended July 31, 2022	$17.80	(0.29)	(4.87)	(5.16)	—	—	$12.64
Year Ended July 31, 2021	$20.11	(0.22)	(2.09)	(2.31)	—	—	$17.80
Service Class
Year Ended July 31, 2025	$6.10	0.07	(3.50)	(3.43)	(0.49)	(0.49)	$2.18
Year Ended July 31, 2024	$4.73	0.18	1.37	1.55	(0.18)	(0.18)	$6.10
Year Ended July 31, 2023	$11.02	0.18	(6.47)	(6.29)	—	—	$4.73
Year Ended July 31, 2022	$15.63	(0.46)	(4.15)	(4.61)	—	—	$11.02
Year Ended July 31, 2021	$17.88	(0.34)	(1.91)	(2.25)	—	—	$15.63
UltraShort Dow 30 ProFund
Investor Class
Year Ended July 31, 2025	$13.62	0.33	(2.48)	(2.15)	(0.66)	(0.66)	$10.81
Year Ended July 31, 2024	$17.08	0.56	(3.67)	(3.11)	(0.35)	(0.35)	$13.62
Year Ended July 31, 2023	$20.36	0.44	(3.72)	(3.28)	—	—	$17.08
Year Ended July 31, 2022	$20.44	(0.30)	0.22	(0.08)	—	—	$20.36
Year Ended July 31, 2021(c)	$40.04	(0.49)	(19.11)	(19.60)	—	—	$20.44
Service Class
Year Ended July 31, 2025	$11.62	0.22	(2.17)	(1.95)	(0.42)	(0.42)	$9.25
Year Ended July 31, 2024	$14.67	0.42	(3.21)	(2.79)	(0.26)	(0.26)	$11.62
Year Ended July 31, 2023	$17.62	0.28	(3.23)	(2.95)	—	—	$14.67
Year Ended July 31, 2022	$17.86	(0.47)	0.23	(0.24)	—	—	$17.62
Year Ended July 31, 2021(c)	$35.34	(0.74)	(16.74)	(17.48)	—	—	$17.86

		Ratios to Average Net Assets			Supplemental Data
	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraShort China ProFund
Investor Class
Year Ended July 31, 2025	(59.24)%	2.98%	1.78%	3.04%	$1,634	—
Year Ended July 31, 2024	34.30%	3.25%	1.78%	3.51%	$968	—
Year Ended July 31, 2023	(56.88)%	3.47%	1.78%	2.71%	$3,071	—
Year Ended July 31, 2022	(28.99)%	2.57%	1.78%	(1.53)%	$1,470	—
Year Ended July 31, 2021	(11.49)%	4.54%	1.78%	(1.77)%	$2,341	—
Service Class
Year Ended July 31, 2025	(59.57)%	3.98%	2.78%	2.04%	$62	—
Year Ended July 31, 2024	32.77%	4.20%	2.73%	2.56%	$19	—
Year Ended July 31, 2023	(56.99)%	4.15%	2.46%	2.03%	$3	—
Year Ended July 31, 2022	(29.58)%	3.57%	2.78%	(2.53)%	$10	—
Year Ended July 31, 2021	(12.52)%	5.54%	2.78%	(2.77)%	$6	—
UltraShort Dow 30 ProFund
Investor Class
Year Ended July 31, 2025	(16.29)%	3.19%	1.78%	2.72%	$1,665	—
Year Ended July 31, 2024	(18.44)%	2.76%	1.78%	3.53%	$1,916	—
Year Ended July 31, 2023	(16.11)%	2.70%	1.78%	2.26%	$3,001	—
Year Ended July 31, 2022	(0.39)%	2.65%	1.78%	(1.48)%	$2,491	—
Year Ended July 31, 2021(c)	(48.95)%	2.47%	1.78%	(1.77)%	$2,916	—
Service Class
Year Ended July 31, 2025	(17.22)%	4.19%	2.78%	1.72%	$38	—
Year Ended July 31, 2024	(19.23)%	3.76%	2.78%	2.53%	$42	—
Year Ended July 31, 2023	(16.74)%	3.60%	2.68%	1.36%	$44	—
Year Ended July 31, 2022	(1.34)%	3.65%	2.78%	(2.48)%	$156	—
Year Ended July 31, 2021(c)	(49.43)%	3.47%	2.78%	(2.77)%	$111	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to financial statements.

270 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
UltraShort Emerging Markets ProFund
Investor Class
Year Ended July 31, 2025	$16.77	0.35	(6.68	)(c)	(6.33)	(0.21)	(0.21)	$10.23
Year Ended July 31, 2024	$19.62	0.73	(2.21)		(1.48)	(1.37)	(1.37)	$16.77
Year Ended July 31, 2023	$28.93	0.63	(9.94)		(9.31)	—	—	$19.62
Year Ended July 31, 2022	$23.19	(0.39)	6.13		5.74	—	—	$28.93
Year Ended July 31, 2021(d)	$39.50	(0.45)	(15.86)		(16.31)	—	—	$23.19
Service Class
Year Ended July 31, 2025	$14.98	0.23	(6.02	)(c)	(5.79)	(0.10)	(0.10)	$9.09
Year Ended July 31, 2024	$17.34	0.55	(2.04)		(1.49)	(0.87)	(0.87)	$14.98
Year Ended July 31, 2023	$25.83	0.39	(8.88)		(8.49)	—	—	$17.34
Year Ended July 31, 2022	$20.93	(0.63)	5.53		4.90	—	—	$25.83
Year Ended July 31, 2021(d)	$35.98	(0.69)	(14.36)		(15.05)	—	—	$20.93
UltraShort International ProFund
Investor Class
Year Ended July 31, 2025	$16.86	0.42	(3.46)		(3.04)	(0.47)	(0.47)	$13.35
Year Ended July 31, 2024	$19.74	0.68	(2.82)		(2.14)	(0.74)	(0.74)	$16.86
Year Ended July 31, 2023	$26.52	0.55	(7.33)		(6.78)	—	—	$19.74
Year Ended July 31, 2022	$22.38	(0.34)	4.48		4.14	—	—	$26.52
Year Ended July 31, 2021(d)	$42.06	(0.51)	(19.17)		(19.68)	—	—	$22.38
Service Class
Year Ended July 31, 2025	$14.84	0.28	(3.19)		(2.91)	—	—	$11.93
Year Ended July 31, 2024	$17.32	0.51	(2.56)		(2.05)	(0.43)	(0.43)	$14.84
Year Ended July 31, 2023	$23.51	0.34	(6.53)		(6.19)	—	—	$17.32
Year Ended July 31, 2022	$20.04	(0.57)	4.04		3.47	—	—	$23.51
Year Ended July 31, 2021(d)	$38.07	(0.78)	(17.25)		(18.03)	—	—	$20.04

		Ratios to Average Net Assets			Supplemental Data
	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraShort Emerging Markets ProFund
Investor Class
Year Ended July 31, 2025	(38.16)%	5.46%	1.78%	2.67%	$836	—
Year Ended July 31, 2024	(8.31)%	5.74%	1.78%	3.52%	$349	—
Year Ended July 31, 2023	(32.18)%	3.67%	1.78%	2.28%	$312	—
Year Ended July 31, 2022	24.75%	3.73%	1.78%	(1.43)%	$1,247	—
Year Ended July 31, 2021(d)	(41.26)%	5.39%	1.78%	(1.77)%	$562	—
Service Class
Year Ended July 31, 2025	(38.93)%	6.46%	2.78%	1.67%	$5	—
Year Ended July 31, 2024	(9.27)%	6.74%	2.78%	2.52%	$13	—
Year Ended July 31, 2023	(32.86)%	4.67%	2.78%	1.28%	$13	—
Year Ended July 31, 2022	23.52%	4.73%	2.78%	(2.43)%	$31	—
Year Ended July 31, 2021(d)	(41.89)%	6.39%	2.78%	(2.77)%	$31	—
UltraShort International ProFund
Investor Class
Year Ended July 31, 2025	(18.80)%	2.56%	1.78%	2.65%	$2,008	—
Year Ended July 31, 2024	(11.20)%	2.93%	1.78%	3.50%	$2,097	—
Year Ended July 31, 2023	(25.57)%	2.45%	1.78%	2.19%	$2,569	—
Year Ended July 31, 2022	18.50%	2.60%	1.78%	(1.41)%	$2,640	—
Year Ended July 31, 2021(d)	(46.82)%	3.13%	1.78%	(1.77)%	$1,631	—
Service Class
Year Ended July 31, 2025	(19.61)%	3.55%	2.77%	1.66%	$27	—
Year Ended July 31, 2024	(12.25)%	3.93%	2.78%	2.50%	$4	—
Year Ended July 31, 2023	(26.31)%	3.45%	2.78%	1.19%	$4	—
Year Ended July 31, 2022	17.30%	3.60%	2.78%	(2.41)%	$6	—
Year Ended July 31, 2021(d)	(47.32)%	4.14%	2.79%	(2.78)%	$5	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to financial statements.

Financial Highlights :: 271

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
UltraShort Japan ProFund
Investor Class
Year Ended July 31, 2025(c)	$47.65	1.08	(10.05	)(d)	(8.97)	(3.78)	(3.78)	$34.90
Year Ended July 31, 2024(c)	$67.66	1.80	(20.71)		(18.91)	(1.10)	(1.10)	$47.65
Year Ended July 31, 2023(c)	$101.79	1.90	(36.03)		(34.13)	—	—	$67.66
Year Ended July 31, 2022(c)	$125.31	(1.80)	(21.72)		(23.52)	—	—	$101.79
Year Ended July 31, 2021(c)	$222.35	(2.60)	(94.44)		(97.04)	—	—	$125.31
Service Class
Year Ended July 31, 2025(c)	$38.92	0.68	(4.86	)(d)	(4.18)	—	—	$34.74
Year Ended July 31, 2024(c)	$60.45	1.30	(19.30)		(18.00)	—	—	$38.92
Year Ended July 31, 2023(c)	$92.00	1.20	(32.75)		(31.55)	—	—	$60.45
Year Ended July 31, 2022(c)	$111.49	(2.80)	(16.69)		(19.49)	—	—	$92.00
Year Ended July 31, 2021(c)	$203.18	(3.70)	(87.99)		(91.69)	—	—	$111.49
UltraShort Latin America ProFund
Investor Class
Year Ended July 31, 2025(f)	$45.28	1.10	(10.48)		(9.38)	(1.73)	(1.73)	$34.17
Year Ended July 31, 2024(f)	$39.83	1.36	4.97		6.33	(0.88)	(0.88)	$45.28
Year Ended July 31, 2023(f)	$73.41	1.36	(34.94)		(33.58)	—	—	$39.83
Year Ended July 31, 2022(f)	$82.12	(1.20)	(7.51)		(8.71)	—	—	$73.41
Year Ended July 31, 2021(f)	$221.36	(2.56)	(136.68)		(139.24)	—	—	$82.12
Service Class
Year Ended July 31, 2025(f)	$39.61	0.73	(9.10)		(8.37)	(1.46)	(1.46)	$29.78
Year Ended July 31, 2024(f)	$34.15	1.04	4.42		5.46	—	—	$39.61
Year Ended July 31, 2023(f)	$63.70	0.80	(30.35)		(29.55)	—	—	$34.15
Year Ended July 31, 2022(f)	$71.87	(2.00)	(6.17)		(8.17)	—	—	$63.70
Year Ended July 31, 2021(f)	$196.01	(3.76)	(120.38)		(124.14)	—	—	$71.87

		Ratios to Average Net Assets			Supplemental Data
	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)		Portfolio Turnover Rate(b)
UltraShort Japan ProFund
Investor Class
Year Ended July 31, 2025(c)	(19.74)%	4.90%	1.78%	2.53%	$1,460		—
Year Ended July 31, 2024(c)	(28.39)%	5.02%	1.78%	3.26%	$1,304		—
Year Ended July 31, 2023(c)	(33.50)%	7.36%	1.78%	2.30%	$961		—
Year Ended July 31, 2022(c)	(18.75)%	10.76%	1.78%	(1.54)%	$199		—
Year Ended July 31, 2021(c)	(43.63)%	8.91%	1.78%	(1.77)%	$233		—
Service Class
Year Ended July 31, 2025(c)	(16.69)%	5.87%	2.75%	1.56%	$13		—
Year Ended July 31, 2024(c)	(29.03)%	6.02%	2.78%	2.26%	$—	(e)	—
Year Ended July 31, 2023(c)	(34.26)%	8.36%	2.78%	1.30%	$1		—
Year Ended July 31, 2022(c)	(19.71)%	11.76%	2.78%	(2.54)%	$1		—
Year Ended July 31, 2021(c)	(44.23)%	9.91%	2.78%	(2.77)%	$29		—
UltraShort Latin America ProFund
Investor Class
Year Ended July 31, 2025(f)	(21.93)%	3.82%	1.78%	2.72%	$1,136		—
Year Ended July 31, 2024(f)	16.68%	3.71%	1.78%	3.43%	$1,410		—
Year Ended July 31, 2023(f)	(45.75)%	3.95%	1.78%	2.42%	$1,721		—
Year Ended July 31, 2022(f)	(10.61)%	4.14%	1.78%	(1.48)%	$1,796		—
Year Ended July 31, 2021(f)	(62.88)%	3.28%	1.78%	(1.77)%	$804		—
Service Class
Year Ended July 31, 2025(f)	(22.31)%	4.82%	2.78%	1.72%	$17		—
Year Ended July 31, 2024(f)	15.65%	4.71%	2.78%	2.43%	$85		—
Year Ended July 31, 2023(f)	(46.30)%	4.95%	2.78%	1.42%	$3		—
Year Ended July 31, 2022(f)	(11.44)%	5.14%	2.78%	(2.48)%	$8		—
Year Ended July 31, 2021(f)	(63.24)%	4.28%	2.78%	(2.77)%	$9		—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:10 reverse share split that occurred on October 14, 2024.

(d)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)  Amount is less than $0.50.

(f)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:8 reverse share split that occurred on October 14, 2024.

See accompanying notes to financial statements.

272 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
UltraShort Mid-Cap ProFund
Investor Class
Year Ended July 31, 2025	$31.08	0.78	(2.57)	(1.79)	(1.48)	(1.48)	$27.81
Year Ended July 31, 2024	$40.62	1.40	(9.16)	(7.76)	(1.78)	(1.78)	$31.08
Year Ended July 31, 2023(c)	$51.24	1.13	(11.75)	(10.62)	—	—	$40.62
Year Ended July 31, 2022(c)	$53.58	(0.80)	(1.54)	(2.34)	—	—	$51.24
Year Ended July 31, 2021(c)	$131.61	(1.40)	(76.63)	(78.03)	—	—	$53.58
Service Class
Year Ended July 31, 2025	$26.84	0.52	(2.19)	(1.67)	(1.19)	(1.19)	$23.98
Year Ended July 31, 2024	$35.10	1.05	(8.09)	(7.04)	(1.22)	(1.22)	$26.84
Year Ended July 31, 2023(c)	$44.77	0.70	(10.37)	(9.67)	—	—	$35.10
Year Ended July 31, 2022(c)	$47.28	(1.30)	(1.21)	(2.51)	—	—	$44.77
Year Ended July 31, 2021(c)	$117.12	(2.10)	(67.74)	(69.84)	—	—	$47.28
UltraShort Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2025	$31.51	0.71	(11.56)	(10.85)	(1.50)	(1.50)	$19.16
Year Ended July 31, 2024	$48.40	1.41	(15.89)	(14.48)	(2.41)	(2.41)	$31.51
Year Ended July 31, 2023(e)	$78.98	1.97	(32.53)	(30.56)	(0.02)	(0.02)	$48.40
Year Ended July 31, 2022(e)	$78.50	(0.90)	1.38	0.48	—	—	$78.98
Year Ended July 31, 2021(e)(f)	$179.00	(2.05)	(98.35)	(100.40)	(0.10)	(0.10)	$78.50
Service Class
Year Ended July 31, 2025	$29.27	0.46	(10.84)	(10.38)	(1.14)	(1.14)	$17.75
Year Ended July 31, 2024	$44.91	1.03	(14.83)	(13.80)	(1.84)	(1.84)	$29.27
Year Ended July 31, 2023(e)	$73.94	1.23	(30.26)	(29.03)	—	—	$44.91
Year Ended July 31, 2022(e)	$74.25	(1.60)	1.29	(0.31)	—	—	$73.94
Year Ended July 31, 2021(e)(f)	$171.01	(3.20)	(93.56)	(96.76)	—	—	$74.25

		Ratios to Average Net Assets				Supplemental Data
	Total Return	Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraShort Mid-Cap ProFund
Investor Class
Year Ended July 31, 2025	(5.98)%	6.22%	1.78%		2.57%	$480	—
Year Ended July 31, 2024	(19.79)%	5.07%	1.78%		3.48%	$532	—
Year Ended July 31, 2023(c)	(20.66)%	3.54%	1.78%		2.31%	$975	—
Year Ended July 31, 2022(c)	(4.48)%	3.56%	1.78%		(1.50)%	$1,424	—
Year Ended July 31, 2021(c)	(59.27)%	3.22%	1.78%		(1.77)%	$1,443	—
Service Class
Year Ended July 31, 2025	(6.43)%	7.22%	2.78%		1.57%	$12	—
Year Ended July 31, 2024	(20.62)%	6.07%	2.78%		2.48%	$21	—
Year Ended July 31, 2023(c)	(21.63)%	4.54%	2.78%		1.31%	$42	—
Year Ended July 31, 2022(c)	(5.29)%	4.56%	2.78%		(2.50)%	$53	—
Year Ended July 31, 2021(c)	(59.61)%	4.22%	2.78%		(2.77)%	$20	—
UltraShort Nasdaq-100 ProFund
Investor Class
Year Ended July 31, 2025	(35.59)%	1.96%	1.83	%(d)	2.73%	$20,168	—
Year Ended July 31, 2024	(31.02)%	2.01%	1.88%		3.42%	$9,819	—
Year Ended July 31, 2023(e)	(38.71)%	1.66%	1.66%		2.50%	$16,415	—
Year Ended July 31, 2022(e)	0.64%	1.68%	1.68%		(1.09)%	$100,824	—
Year Ended July 31, 2021(e)(f)	(55.87)%	1.78%	1.78%		(1.76)%	$9,281	—
Service Class
Year Ended July 31, 2025	(36.37)%	2.96%	2.83	%(d)	1.73%	$28	—
Year Ended July 31, 2024	(31.66)%	2.97%	2.84%		2.46%	$46	—
Year Ended July 31, 2023(e)	(39.26)%	2.64%	2.64%		1.52%	$69	—
Year Ended July 31, 2022(e)	(0.40)%	2.68%	2.68%		(2.09)%	$168	—
Year Ended July 31, 2021(e)(f)	(56.43)%	2.78%	2.78%		(2.76)%	$184	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:10 reverse share split that occurred on March 6, 2023.

(d)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.

(e)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

(f)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:8 reverse share split that occurred on December 14, 2020.

See accompanying notes to financial statements.

Financial Highlights :: 273

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
UltraShort Small-Cap ProFund
Investor Class
Year Ended July 31, 2025(c)	$48.11	1.31	(3.61)	(2.30)	(1.96)	(1.96)	$43.85
Year Ended July 31, 2024(c)	$64.97	2.30	(16.36)	(14.06)	(2.80)	(2.80)	$48.11
Year Ended July 31, 2023(c)	$80.62	2.00	(17.65)	(15.65)	—	—	$64.97
Year Ended July 31, 2022(c)	$72.75	(1.10)	8.97	7.87	—	—	$80.62
Year Ended July 31, 2021(c)	$201.20	(1.80)	(126.65)	(128.45)	—	—	$72.75
Service Class
Year Ended July 31, 2025(c)	$43.33	0.88	(3.34)	(2.46)	(1.49)	(1.49)	$39.38
Year Ended July 31, 2024(c)	$58.63	1.70	(14.90)	(13.20)	(2.10)	(2.10)	$43.33
Year Ended July 31, 2023(c)	$73.60	1.20	(16.17)	(14.97)	—	—	$58.63
Year Ended July 31, 2022(c)	$67.07	(1.80)	8.33	6.53	—	—	$73.60
Year Ended July 31, 2021(c)	$187.34	(2.80)	(117.47)	(120.27)	—	—	$67.07
UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2025	$71.97	0.34	(9.90)	(9.56)	(0.71)	(0.71)	$61.70
Year Ended July 31, 2024	$62.24	0.45	9.72	10.17	(0.44)	(0.44)	$71.97
Year Ended July 31, 2023	$60.08	0.28	1.88	2.16	—	—	$62.24
Year Ended July 31, 2022	$89.55	(0.55)	(28.92)	(29.47)	—	—	$60.08
Year Ended July 31, 2021	$41.81	(0.81)	48.55	47.74	—	—	$89.55
Service Class
Year Ended July 31, 2025	$56.85	(0.15)	(7.89)	(8.04)	(0.25)	(0.25)	$48.56
Year Ended July 31, 2024	$49.40	(0.01)	7.56	7.55	(0.10)	(0.10)	$56.85
Year Ended July 31, 2023	$48.18	(0.16)	1.38	1.22	—	—	$49.40
Year Ended July 31, 2022	$72.53	(1.19)	(23.16)	(24.35)	—	—	$48.18
Year Ended July 31, 2021	$34.20	(1.46)	39.79	38.33	—	—	$72.53

		Ratios to Average Net Assets			Supplemental Data
	Total Return	Gross Expenses	Net Expenses	Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
UltraShort Small-Cap ProFund
Investor Class
Year Ended July 31, 2025(c)	(4.97)%	2.64%	1.78%	2.69%	$4,817	—
Year Ended July 31, 2024(c)	(22.36)%	2.38%	1.78%	3.46%	$2,818	—
Year Ended July 31, 2023(c)	(19.35)%	2.19%	1.78%	2.47%	$5,009	—
Year Ended July 31, 2022(c)	10.87%	2.32%	1.78%	(1.46)%	$4,194	—
Year Ended July 31, 2021(c)	(63.87)%	2.10%	1.78%	(1.77)%	$8,081	—
Service Class
Year Ended July 31, 2025(c)	(5.80)%	3.64%	2.78%	1.69%	$30	—
Year Ended July 31, 2024(c)	(23.13)%	3.38%	2.78%	2.46%	$106	—
Year Ended July 31, 2023(c)	(20.38)%	3.19%	2.78%	1.47%	$120	—
Year Ended July 31, 2022(c)	9.69%	3.32%	2.78%	(2.46)%	$159	—
Year Ended July 31, 2021(c)	(64.19)%	3.10%	2.78%	(2.77)%	$508	—
UltraSmall-Cap ProFund
Investor Class
Year Ended July 31, 2025	(13.36)%	1.67%	1.67%	0.53%	$39,784	69%
Year Ended July 31, 2024	16.45%	1.71%	1.70%	0.79%	$57,725	46%
Year Ended July 31, 2023	3.58%	1.67%	1.67%	0.51%	$50,344	97%
Year Ended July 31, 2022	(32.91)%	1.60%	1.60%	(0.72)%	$52,577	46%
Year Ended July 31, 2021	114.21%	1.62%	1.62%	(1.04)%	$100,147	27%
Service Class
Year Ended July 31, 2025	(14.18)%	2.66%	2.66%	(0.46)%	$486	69%
Year Ended July 31, 2024	15.29%	2.71%	2.70%	(0.21)%	$554	46%
Year Ended July 31, 2023	2.53%	2.67%	2.67%	(0.49)%	$183	97%
Year Ended July 31, 2022	(33.56)%	2.60%	2.60%	(1.72)%	$235	46%
Year Ended July 31, 2021	112.08%	2.62%	2.62%	(2.04)%	$994	27%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  As described in the accompanying notes to financial statements, share amounts have been adjusted for 1:10 reverse share split that occurred on October 14, 2024.
See accompanying notes to financial statements.

274 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income		Total Distributions	Net Asset Value, End of Period
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2025	$36.03	0.97	(4.17)	(3.20)	(1.01)		(1.01)	$31.82
Year Ended July 31, 2024	$39.69	1.29	(3.62)	(2.33)	(1.33)		(1.33)	$36.03
Year Ended July 31, 2023	$50.72	0.96	(11.24)	(10.28)	(0.75)		(0.75)	$39.69
Year Ended July 31, 2022	$69.24	(0.77)	(17.75)	(18.52)	—		—	$50.72
Year Ended July 31, 2021	$85.98	(0.83)	(15.91)	(16.74)	—		—	$69.24
Service Class
Year Ended July 31, 2025	$32.36	0.66	(3.83)	(3.17)	(0.55)		(0.55)	$28.64
Year Ended July 31, 2024	$35.59	0.97	(3.33)	(2.36)	(0.87)		(0.87)	$32.36
Year Ended July 31, 2023	$45.48	0.58	(10.20)	(9.62)	(0.27)		(0.27)	$35.59
Year Ended July 31, 2022	$62.71	(1.36)	(15.87)	(17.23)	—		—	$45.48
Year Ended July 31, 2021	$78.67	(1.50)	(14.46)	(15.96)	—		—	$62.71
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2025	$65.66	1.22	16.24	17.46	(0.83)		(0.83)	$82.29
Year Ended July 31, 2024	$59.61	0.84	6.14	6.98	(0.93)		(0.93)	$65.66
Year Ended July 31, 2023	$70.17	0.81	(10.74)	(9.93)	(0.63)		(0.63)	$59.61
Year Ended July 31, 2022	$58.73	0.28	11.29	11.57	(0.13)		(0.13)	$70.17
Year Ended July 31, 2021	$51.44	0.09	7.52	7.61	(0.32	)(g)	(0.32)	$58.73
Service Class
Year Ended July 31, 2025	$60.78	0.54	14.99	15.53	—		—	$76.31
Year Ended July 31, 2024	$54.87	0.33	5.67	6.00	(0.09)		(0.09)	$60.78
Year Ended July 31, 2023	$64.64	0.23	(10.00)	(9.77)	—		—	$54.87
Year Ended July 31, 2022	$54.53	(0.32)	10.43	10.11	—		—	$64.64
Year Ended July 31, 2021	$47.93	(0.39)	6.99	6.60	—		—	$54.53

			Ratios to Average Net Assets				Supplemental Data
	Total Return		Gross Expenses	Net Expenses		Net Investment Income (Loss)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(b)
U.S. Government Plus ProFund
Investor Class
Year Ended July 31, 2025	(9.05)%		1.96%	1.70%		2.88%	$3,378	—
Year Ended July 31, 2024	(5.75)%		1.92%	1.71	%(c)	3.68%	$12,726	—
Year Ended July 31, 2023	(20.28)%		1.78%	1.78	%(c)	2.27%	$8,475	—
Year Ended July 31, 2022	(26.76)%		1.41%	1.41%		(1.24)%	$8,264	— (d)
Year Ended July 31, 2021	(19.47)%		1.51%	1.51%		(1.17)%	$24,182	99%
Service Class
Year Ended July 31, 2025	(9.90)%		2.96%	2.70%		1.88%	$565	—
Year Ended July 31, 2024	(6.56)%		2.92%	2.71	%(c)	2.68%	$1,803	—
Year Ended July 31, 2023	(21.13)%		2.78%	2.78	%(c)	1.27%	$122	—
Year Ended July 31, 2022	(27.49)%		2.41%	2.41%		(2.24)%	$587	— (d)
Year Ended July 31, 2021	(20.29)%		2.51%	2.51%		(2.17)%	$1,839	99%
Utilities UltraSector ProFund
Investor Class
Year Ended July 31, 2025	26.85	%(e)	1.76%	1.71%		1.66%	$15,269	278%
Year Ended July 31, 2024	12.06%		1.81%	1.80%		1.47%	$37,071	35%
Year Ended July 31, 2023	(14.25)%		1.86%	1.86%		1.29%	$6,553	53%
Year Ended July 31, 2022	19.73	%(f)	1.73%	1.73%		0.44%	$12,518	113%
Year Ended July 31, 2021	14.85%		2.06%	2.02	%(c)	0.17%	$8,418	95%
Service Class
Year Ended July 31, 2025	25.55	%(e)	2.76%	2.71%		0.66%	$305	278%
Year Ended July 31, 2024	10.98%		2.81%	2.80%		0.47%	$541	35%
Year Ended July 31, 2023	(15.11)%		2.86%	2.86%		0.29%	$289	53%
Year Ended July 31, 2022	18.54	%(f)	2.73%	2.73%		(0.56)%	$1,069	113%
Year Ended July 31, 2021	13.77%		3.01%	2.97	%(c)	(0.78)%	$368	95%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(c)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended November 30th of each year, instead of coinciding with the July 31st year end.

(d)  The portfolio turnover rate significantly decreased due to there being no sales or purchases of U.S. Treasury Obligations during the year.

(e)  During the year ended July 31, 2025, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 1.12%.

(f)  During the year ended July 31, 2022, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.16%.

(g)  Subsequent to the issuance of the July 31, 2021 financial statements, $0.10 of the distribution was determined to be a return of capital.

See accompanying notes to financial statements.

Notes to Financial Statements

276 :: Notes to Financial Statements :: July 31, 2025

1. Organization

ProFunds (the "Trust") consists of 117 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying financial statements ("financial statements") relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds" and individually, a "ProFund"):

Classic ProFunds:

Bull ProFund	Mid-Cap Value ProFund
Europe 30 ProFund	Nasdaq-100 ProFund
Large-Cap Growth ProFund	Small-Cap Growth ProFund
Large-Cap Value ProFund	Small-Cap ProFund
Mid-Cap Growth ProFund	Small-Cap Value ProFund
Mid-Cap ProFund

Ultra ProFunds:

UltraBull ProFund	UltraJapan ProFund
UltraChina ProFund	UltraLatin America ProFund
UltraDow 30 ProFund	UltraMid-Cap ProFund
UltraEmerging Markets ProFund	UltraNasdaq-100 ProFund
UltraInternational ProFund	UltraSmall-Cap ProFund

Inverse ProFunds:

Bear ProFund	UltraShort International ProFund
Short Nasdaq-100 ProFund	UltraShort Japan ProFund
Short Small-Cap ProFund	UltraShort Latin America ProFund
UltraBear ProFund	UltraShort Mid-Cap ProFund
UltraShort China ProFund	UltraShort Nasdaq-100 ProFund
UltraShort Dow 30 ProFund	UltraShort Small-Cap ProFund
UltraShort Emerging Markets ProFund

UltraSector ProFunds:

Banks UltraSector ProFund	Internet UltraSector ProFund
Biotechnology UltraSector ProFund	Materials UltraSector ProFund
Communication Services UltraSector ProFund	Oil & Gas Equipment & Services UltraSector ProFund
Consumer Discretionary UltraSector ProFund	Pharmaceuticals UltraSector ProFund
Consumer Staples UltraSector ProFund	Precious Metals UltraSector ProFund
Energy UltraSector ProFund	Real Estate UltraSector ProFund
Financials UltraSector ProFund	Semiconductor UltraSector ProFund
Health Care UltraSector ProFund	Technology UltraSector ProFund
Industrials UltraSector ProFund	Utilities UltraSector ProFund

Inverse Sector ProFunds:

Short Energy ProFund	Short Real Estate ProFund
Short Precious Metals ProFund

Non-Equity ProFunds:

Access Flex Bear High Yield ProFund	Rising Rates Opportunity 10 ProFund
Access Flex High Yield ProFund	Rising U.S. Dollar ProFund
Falling U.S. Dollar ProFund	U.S. Government Plus ProFund
Rising Rates Opportunity ProFund

Each ProFund's investment objective is disclosed in its prospectus. Each ProFund, other than Europe 30 ProFund, Large-Cap Growth ProFund, Large-Cap Value ProFund, Mid-Cap Growth ProFund, Mid-Cap Value ProFund, Small-Cap Growth ProFund, and Small-Cap Value ProFund is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class. The Large-Cap Growth ProFund may operate as "non-diversified", as defined under the 1940 Act, to the extent necessary to approximate the composition of its index.

July 31, 2025 :: Notes to Financial Statements :: 277

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds.

In this reporting period, the ProFunds adopted FASB Accounting Standards 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the enhanced standard impacted financial statement disclosures only and did not affect each ProFund's financial position or results of operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker ("CODM") when assessing segment performance and making decisions about segment resources. Each ProFund included herein is deemed to be an individual reporting segment and Officers of the Trust collectively act as the ProFund's CODM. The CODM monitors the operating results of each ProFund as a whole and each ProFund's long-term strategic asset allocation is guided by the ProFund's investment objective and principal investment strategies as described in its prospectus and executed by ProFund Advisors LLC (the "Advisor"). The financial information provided to and reviewed by the CODM is consistent with that presented in the ProFund's financial statements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Cash

Cash is held at major financial institutions and is subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. ProFunds within the Trust invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund's total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of July 31, 2025, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

278 :: Notes to Financial Statements :: July 31, 2025

Fund Name	Credit Agricole, 4.23% dated 7/31/25, due 8/1/25(1)	HSBC Securities (USA), Inc., 4.25% dated 7/31/25, due 8/1/25(2)	Natwest Markets, LLC, 4.22% dated 7/31/25, due 8/1/25(3)	RBC Capital Markets, LLC, 4.14% dated 7/31/25, due 8/1/25(4)	Societe Generale, 4.22% dated 7/31/25, due 8/1/25(5)	UMB Bank, N.A., 4.09% dated 7/31/25, due 8/1/25(6)
Access Flex Bear High Yield ProFund	$358,000	$859,000	$358,000	$214,000	$859,000	$590,000
Access Flex High Yield ProFund	1,808,000	4,340,000	1,808,000	1,085,000	4,340,000	2,969,000
Banks UltraSector ProFund	159,000	383,000	159,000	95,000	383,000	272,000
Bear ProFund	4,807,000	11,538,000	4,807,000	2,884,000	11,538,000	7,891,000
Biotechnology UltraSector ProFund	1,609,000	3,863,000	1,609,000	964,000	3,863,000	2,650,000
Bull ProFund	1,687,000	4,049,000	1,687,000	1,012,000	4,049,000	2,772,000
Communication Services UltraSector ProFund	882,000	2,121,000	882,000	528,000	2,121,000	1,457,000
Consumer Discretionary UltraSector ProFund	1,338,000	3,216,000	1,338,000	803,000	3,216,000	2,205,000
Consumer Staples UltraSector ProFund	83,000	202,000	83,000	49,000	202,000	147,000
Energy UltraSector ProFund	334,000	804,000	334,000	200,000	804,000	558,000
Falling U.S. Dollar ProFund	137,000	332,000	137,000	82,000	332,000	235,000
Financials UltraSector ProFund	810,000	1,946,000	810,000	486,000	1,946,000	1,336,000
Health Care UltraSector ProFund	217,000	524,000	217,000	130,000	524,000	366,000
Industrials UltraSector ProFund	170,000	412,000	170,000	102,000	412,000	289,000
Internet UltraSector ProFund	2,408,000	5,783,000	2,408,000	1,444,000	5,783,000	3,961,000
Large-Cap Growth ProFund	3,000	8,000	3,000	2,000	8,000	7,000
Materials UltraSector ProFund	91,000	223,000	91,000	54,000	223,000	163,000
Mid-Cap ProFund	320,000	771,000	320,000	191,000	771,000	537,000
Nasdaq-100 ProFund	3,910,000	9,387,000	3,910,000	2,345,000	9,387,000	6,423,000
Oil & Gas Equipment & Services UltraSector ProFund	330,000	796,000	330,000	198,000	796,000	550,000
Pharmaceuticals UltraSector ProFund	66,000	159,000	66,000	39,000	159,000	116,000
Precious Metals UltraSector ProFund	900,000	2,161,000	900,000	540,000	2,161,000	1,480,000
Real Estate UltraSector ProFund	75,000	181,000	75,000	44,000	181,000	132,000
Rising Rates Opportunity ProFund	1,101,000	2,645,000	1,101,000	661,000	2,645,000	1,813,000
Rising Rates Opportunity 10 ProFund	64,000	155,000	64,000	37,000	155,000	116,000
Rising U.S. Dollar ProFund	834,000	2,003,000	834,000	500,000	2,003,000	1,374,000
Semiconductor UltraSector ProFund	13,612,000	32,671,000	13,612,000	8,166,000	32,671,000	22,333,000
Short Energy ProFund	137,000	331,000	137,000	81,000	331,000	237,000
Short Nasdaq-100 ProFund	238,000	575,000	238,000	142,000	575,000	406,000
Short Precious Metals ProFund	1,346,000	3,230,000	1,346,000	807,000	3,230,000	2,216,000
Short Real Estate ProFund	71,000	172,000	71,000	42,000	172,000	124,000
Short Small-Cap ProFund	81,000	197,000	81,000	48,000	197,000	146,000
Small-Cap ProFund	130,000	314,000	130,000	77,000	314,000	224,000
Small-Cap Value ProFund	3,000	7,000	3,000	1,000	7,000	9,000
Technology UltraSector ProFund	2,787,000	6,692,000	2,787,000	1,672,000	6,692,000	4,581,000
UltraBear ProFund	660,000	1,587,000	660,000	395,000	1,587,000	1,096,000
UltraBull ProFund	4,981,000	11,956,000	4,981,000	2,989,000	11,956,000	8,175,000
UltraChina ProFund	446,000	1,072,000	446,000	267,000	1,072,000	742,000
UltraDow 30 ProFund	1,072,000	2,574,000	1,072,000	643,000	2,574,000	1,768,000
UltraEmerging Markets ProFund	139,000	336,000	139,000	83,000	336,000	240,000
UltraInternational ProFund	853,000	2,049,000	853,000	511,000	2,049,000	1,409,000
UltraJapan ProFund	1,529,000	3,670,000	1,529,000	917,000	3,670,000	2,513,000
UltraLatin America ProFund	119,000	289,000	119,000	71,000	289,000	204,000
UltraMid-Cap ProFund	1,362,000	3,271,000	1,362,000	817,000	3,271,000	2,244,000
UltraNasdaq-100 ProFund	34,411,000	82,589,000	34,411,000	20,645,000	82,589,000	56,441,000
UltraShort China ProFund	158,000	382,000	158,000	94,000	382,000	268,000
UltraShort Dow 30 ProFund	178,000	429,000	178,000	106,000	429,000	303,000
UltraShort Emerging Markets ProFund	83,000	201,000	83,000	49,000	201,000	147,000
UltraShort International ProFund	209,000	502,000	209,000	124,000	502,000	352,000
UltraShort Japan ProFund	129,000	309,000	129,000	76,000	309,000	215,000

July 31, 2025 :: Notes to Financial Statements :: 279

Fund Name	Credit Agricole, 4.23% dated 7/31/25, due 8/1/25(1)	HSBC Securities (USA), Inc., 4.25% dated 7/31/25, due 8/1/25(2)	Natwest Markets, LLC, 4.22% dated 7/31/25, due 8/1/25(3)	RBC Capital Markets, LLC, 4.14% dated 7/31/25, due 8/1/25(4)	Societe Generale, 4.22% dated 7/31/25, due 8/1/25(5)	UMB Bank, N.A., 4.09% dated 7/31/25, due 8/1/25(6)
UltraShort Latin America ProFund	$177,000	$428,000	$177,000	$106,000	$428,000	$301,000
UltraShort Mid-Cap ProFund	46,000	112,000	46,000	27,000	112,000	88,000
UltraShort Nasdaq-100 ProFund	2,049,000	4,920,000	2,049,000	1,229,000	4,920,000	3,370,000
UltraShort Small-Cap ProFund	461,000	1,108,000	461,000	275,000	1,108,000	766,000
UltraSmall-Cap ProFund	1,294,000	3,107,000	1,294,000	775,000	3,107,000	2,133,000
U.S. Government Plus ProFund	1,233,000	2,961,000	1,233,000	739,000	2,961,000	2,032,000
Utilities UltraSector ProFund	429,000	1,034,000	429,000	257,000	1,034,000	716,000
	$94,924,000	$227,936,000	$94,924,000	$56,920,000	$227,936,000	$156,208,000

Each repurchase agreement was fully collateralized by U.S. government securities as of July 31, 2025, as follows:

(1)  U.S. Treasury Notes, 4.00%, due 4/30/2032, total value of $96,906,380.

(2)  U.S. Treasury Bonds, 3.625%, due 8/15/2043, total value of $232,473,855.

(3)  U.S. Treasury Notes, 3.75%, due 5/31/2030, total value $96,818,626.

(4)  U.S. Treasury Notes, 4.00%, due 12/15/2027, total value $58,059,699.

(5)  U.S. Treasury Notes, 4.25%, due 6/30/2029, total value $232,475,989.

(6)  U.S. Treasury Notes, 4.00% to 4.375%, due 1/31/2026 to 11/30/2028, which had an aggregate value of $159,315,565.

Investments in Other Investment Companies

Each ProFund may invest in other investment companies, including exchange-traded funds ("ETFs") and unit investment trusts ("UITs"), to the extent that such an investment would be consistent with the requirements of the 1940 Act. If the ProFund invests in, and thus, is a shareholder of, another investment company, the ProFund's shareholders will indirectly bear the ProFund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund to the ProFund's own investment adviser and the other expenses that the ProFund bears directly in connection with the ProFund's own operations. Because most ETFs are investment companies, the ProFund's investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict the ProFund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The ProFund may invest in certain ETFs in excess of the statutory limit in reliance on Rule 12d1-4. Rule 12d1-4 outlines the requirements of fund of funds agreements and specifies the responsibilities of the board related to "funds of funds" arrangements.

Depositary Receipts

Each ProFund may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Depositary Receipts ("GDRs"). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar- denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. NYSs (or "direct shares") are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Each ProFund (other than the Non-Equity ProFunds) may invest in real estate investment trusts ("REITs") which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended July 31, 2025, were utilized to gain exposure or inverse exposure to each ProFund's benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

280 :: Notes to Financial Statements :: July 31, 2025

All open derivative positions at year end are reflected on each respective ProFund's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund's investment objective.

Certain ProFunds utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended July 31, 2025. With the exception of the ProFunds listed below, the notional amount of open derivative positions relative to each ProFund's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with futures contracts in the Access Flex Bear High Yield ProFund, Short Nasdaq-100 ProFund, and UltraShort Japan ProFund was 14%, 13%, and 146%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended July 31, 2025. The volume associated with swap agreements in the Bull ProFund, Semiconductor UltraSector ProFund, Short Nasdaq-100 ProFund, Small-Cap ProFund, and Ultrashort Japan ProFund was 16%, 85%, 87%, 37%, and 54%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended July 31, 2025.

In connection with its management of certain series of the Trust included in this report (UltraBear ProFund, UltraJapan ProFund, UltraShort Dow 30 ProFund, UltraShort Japan ProFund, UltraShort Mid-Cap ProFund, UltraShort Nasdaq-100 ProFund and UltraShort Small-Cap ProFund (the "Commodity Pools")), the Advisor is registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor is also registered as a commodity trading advisor (a "CTA") under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security, or index. The extent of a ProFund's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that

July 31, 2025 :: Notes to Financial Statements :: 281

limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit its currency transactions to qualify as a regulated investment company ("RIC") under the Internal Revenue Code. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Falling U.S. Dollar and Rising U.S. Dollar ProFunds engage in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Falling U.S. Dollar and Rising U.S. Dollar ProFunds enter into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Falling U.S. Dollar and Rising U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. Similarly, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds have sought to mitigate credit risk by generally requiring that the counterparties to the ProFund post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds. In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Falling U.S. Dollar and Rising U.S. Dollar ProFunds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Falling U.S. Dollar and Rising U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of July 31, 2025, there was no collateral posted by counterparties.

Credit Default Swap ("CDS") Agreements

The Access Flex Bear High Yield ProFund invested in centrally cleared CDS through October 25, 2024, as a substitute for shorting notes in order to gain inverse credit exposure to the high yield market. The Access Flex High Yield ProFund invested in centrally cleared CDS through October 25, 2024, as a substitute for investing directly in notes in order to gain credit exposure to the high yield market.

In a CDS, the agreement will reference one or more debt securities or reference entities. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. A CDS may require premium (discount) payments as well as daily payments (receipts) related to the interest leg of the swap or to the default or change in price of a reference entity.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because, generally, a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a ProFund.

282 :: Notes to Financial Statements :: July 31, 2025

If a ProFund is a seller of a CDS contract (also referred to as a seller of protection or as a buyer of risk), the ProFund would be required to pay the par (or other agreed upon) value of a referenced obligation to the counterparty in the event of a default or other credit event. In return, the ProFund would receive from the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the ProFund would keep the stream of payments and would have no payment obligations. As the seller, the ProFund would be subject to investment exposure on the notional amount of the swap.

If a ProFund is a buyer of a CDS contract (also referred to as a buyer of protection or a seller of risk), the ProFund would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade). In return, the ProFund would pay the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the ProFund.

The ProFunds entered into a CDS with multiple reference entities, in which case payments and settlements in respect of any defaulting reference entity would typically be dealt with separately from the other reference entities.

Upon entering into a centrally cleared CDS, a ProFund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 6% to 10% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to a ProFund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker were made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus were amortized through the variation margin. The variation margin payment also included the daily portion of the periodic payment stream.

Swap Agreements (other than CDS)

Each ProFund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security ("short" the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a ProFund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund's current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated in the ordinary course of business within seven days at approximately the amount a ProFund has valued the asset may be considered to be illiquid for purposes of a ProFund's illiquid investment limitations.

A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund's rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund's standard of creditworthiness (generally, such counterparties would have to be

July 31, 2025 :: Notes to Financial Statements :: 283

eligible counterparties under the terms of the ProFund's repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund's risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund's custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund's ISDA agreements contain provisions that require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of July 31, 2025, the collateral posted by counterparties consisted of U.S. Treasury securities and cash.

The use of swaps, including CDS, is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty's creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust's Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund's transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds are subject to master netting agreements for swap agreements (other than centrally cleared CDS) and forward currency contracts that allow for amounts owed between the ProFund and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund's Statement of Assets and Liabilities, categorized by risk exposure, as of July 31, 2025.

	Assets			Liabilities
Fund Name	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
Banks UltraSector ProFund	$—	$—	$—	$—	$256,125	$—
Bear ProFund	—	350,088	—	27,548	—	—
Biotechnology UltraSector ProFund	—	—	—	—	1,459,877	—
Bull ProFund	165,210	—	—	—	97,028	—
Communication Services UltraSector ProFund	—	—	—	—	194,053	—
Consumer Discretionary UltraSector ProFund	—	—	—	—	1,085,266	—
Consumer Staples UltraSector ProFund	—	—	—	—	64,486	—
Energy UltraSector ProFund	—	—	—	—	31,939	—
Financials UltraSector ProFund	—	—	—	—	377,540	—

284 :: Notes to Financial Statements :: July 31, 2025

	Assets			Liabilities
Fund Name	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Health Care UltraSector ProFund	$—	$—	$—	$—	$319,842	$—
Industrials UltraSector ProFund	—	—	—	—	105,168	—
Internet UltraSector ProFund	—	920,548	—	—	—	—
Materials UltraSector ProFund	—	—	—	—	192,684	—
Mid-Cap ProFund	—	—	—	—	55,411	—
Nasdaq-100 ProFund	469,598	—	—	—	167,485	—
Oil & Gas Equipment & Services UltraSector ProFund	—	—	—	—	229,929	—
Pharmaceuticals UltraSector ProFund	—	—	—	—	92,766	—
Precious Metals UltraSector ProFund	—	—	—	—	1,025,274	—
Real Estate UltraSector ProFund	—	—	—	—	91,054	—
Semiconductor UltraSector ProFund	—	8,951,586	—	—	—	—
Short Energy ProFund	—	—	—	—	1,630	—
Short Nasdaq-100 ProFund	—	13,874	—	—	—	—
Short Precious Metals ProFund	—	453,942	—	—	—	—
Short Real Estate ProFund	—	25,589	—	—	—	—
Short Small-Cap ProFund	—	14,899	—	—	—	—
Small-Cap ProFund	6,461	—	—	—	84,922	—
Technology UltraSector ProFund	—	428,448	—	—	—	—
UltraBear ProFund	—	95,588	—	27,548	—	—
UltraBull ProFund	1,211,540	—	—	—	1,515,295	—
UltraChina ProFund	—	—	—	—	779,665	—
UltraDow 30 ProFund	40,895	—	—	—	775,222	—
UltraEmerging Markets ProFund	—	—	—	—	144,496	—
UltraInternational ProFund	—	—	—	—	314,964	—
UltraJapan ProFund	2,351,000	—	—	—	746	—
UltraLatin America ProFund	—	52,270	—	—	—	—
UltraMid-Cap ProFund	69,864	—	—	—	881,777	—
UltraNasdaq-100 ProFund	3,800,524	—	—	—	8,825,499	—
UltraShort China ProFund	—	67,166	—	—	—	—
UltraShort Dow 30 ProFund	—	50,326	—	—	—	—
UltraShort Emerging Markets ProFund	—	15,665	—	—	—	—
UltraShort International ProFund	—	80,374	—	—	—	—
UltraShort Japan ProFund	—	628	—	98,425	—	—
UltraShort Latin America ProFund	—	—	—	—	24,514	—
UltraShort Mid-Cap ProFund	—	18,103	—	—	—	—
UltraShort Nasdaq-100 ProFund	—	219,373	—	93,968	—	—
UltraShort Small-Cap ProFund	—	148,832	—	6,478	—	—
UltraSmall-Cap ProFund	—	—	—	25,120	1,010,919	—
Utilities UltraSector ProFund	—	165,050	—	—	—	—
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	—	—	34,843	—	—	84,568
Rising U.S. Dollar ProFund	—	—	223,015	—	—	11,912
Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund	—	8,603	—	—	—	—
Access Flex High Yield ProFund	—	—	—	—	51,421	—
Rising Rates Opportunity ProFund	—	—	—	—	354,289	—
Rising Rates Opportunity 10 ProFund	—	—	—	—	6,055	—
U.S. Government Plus ProFund	—	79,304	—	—	—	—

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

July 31, 2025 :: Notes to Financial Statements :: 285

The following table presents the effect of derivative instruments on the ProFund's Statement of Operations, categorized by risk exposure, for the year ended July 31, 2025.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund Name	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Credit Risk Exposure:
Access Flex Bear High Yield ProFund	$—	$(6,275)	$—	$—	$(662)	$—
Access Flex High Yield ProFund	—	168,784	—	—	14,447	—
Equity Risk Exposure:
Banks UltraSector ProFund	—	(47,740)	—	—	(318,068)	—
Bear ProFund	(37,359)	(2,514,776)	—	(20,999)	399,981	—
Biotechnology UltraSector ProFund	—	(12,647,816)	—	—	(752,348)	—
Bull ProFund	(204,175)	1,698,670	—	211,983	(129,773)	—
Communication Services UltraSector ProFund	—	1,839,720	—	—	(165,200)	—
Consumer Discretionary UltraSector ProFund	—	(1,250,780)	—	—	(681,037)	—
Consumer Staples UltraSector ProFund	—	(27,414)	—	—	(61,115)	—
Energy UltraSector ProFund	—	(7,033,615)	—	—	(557,227)	—
Financials UltraSector ProFund	—	1,367,702	—	—	(744,449)	—
Health Care UltraSector ProFund	—	(1,429,474)	—	—	(363,416)	—
Industrials UltraSector ProFund	—	1,140,833	—	—	(139,562)	—
Internet UltraSector ProFund	—	4,232,048	—	—	1,619,779	—
Materials UltraSector ProFund	—	(200,406)	—	—	(240,158)	—
Mid-Cap ProFund	—	(205,902)	—	—	(103,258)	—
Nasdaq-100 ProFund	233,677	9,957,322	—	560,314	(1,191,863)	—
Oil & Gas Equipment & Services UltraSector ProFund	—	(2,914,815)	—	—	(545,634)	—
Pharmaceuticals UltraSector ProFund	—	(77,744)	—	—	(138,959)	—
Precious Metals UltraSector ProFund	—	7,532,617	—	—	(1,432,197)	—
Real Estate UltraSector ProFund	—	179,905	—	—	(113,109)	—
Semiconductor UltraSector ProFund	—	34,880,558	—	—	17,640,061	—
Short Energy ProFund	—	17,490	—	—	18,327	—
Short Nasdaq-100 ProFund	30,289	(2,113,277)	—	(5,036)	36,376	—
Short Precious Metals ProFund	—	(849,158)	—	—	370,891	—
Short Real Estate ProFund	—	(51,337)	—	—	34,429	—
Short Small-Cap ProFund	—	687,698	—	—	20,385	—
Small-Cap ProFund	(11,021)	(686,444)	—	(23,732)	(116,793)	—
Technology UltraSector ProFund	—	1,925,496	—	—	2,403,518	—
UltraBear ProFund	(56,221)	(4,327,040)	—	(17,724)	222,720	—
UltraBull ProFund	1,281,753	14,443,929	—	1,194,389	(3,240,475)	—
UltraChina ProFund	—	2,657,086	—	—	(708,991)	—
UltraDow 30 ProFund	463,549	1,444,022	—	(160,660)	(1,126,720)	—
UltraEmerging Markets ProFund	—	813,535	—	—	(187,100)	—
UltraInternational ProFund	—	534,119	—	—	(422,518)	—
UltraJapan ProFund	(2,143,799)	(12,680)	—	2,389,534	(4,087)	—
UltraLatin America ProFund	—	168,023	—	—	(1,739)	—
UltraMid-Cap ProFund	216,784	(2,021,828)	—	(215,864)	(1,414,346)	—
UltraNasdaq-100 ProFund	8,382,049	178,814,773	—	4,677,998	(25,972,742)	—
UltraShort China ProFund	—	(876,959)	—	—	58,865	—
UltraShort Dow 30 ProFund	—	(867,383)	—	—	75,717	—
UltraShort Emerging Markets ProFund	—	(17,403)	—	—	23,171	—
UltraShort International ProFund	—	(388,624)	—	—	136,369	—
UltraShort Japan ProFund	258,941	(14,898)	—	(199,615)	5,166	—
UltraShort Latin America ProFund	—	(313,948)	—	—	(8,015)	—
UltraShort Mid-Cap ProFund	—	(74,448)	—	—	29,293	—
UltraShort Nasdaq-100 ProFund	(164,709)	(8,441,283)	—	(124,184)	424,489	—
UltraShort Small-Cap ProFund	(33,138)	(1,413,999)	—	(7,718)	187,361	—
UltraSmall-Cap ProFund	(297,031)	(6,204,848)	—	(454,329)	(1,693,615)	—
Utilities UltraSector ProFund	—	1,790,652	—	—	(716,564)	—

286 :: Notes to Financial Statements :: July 31, 2025

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
Fund Name	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Foreign Exchange Rate Risk Exposure:
Falling U.S. Dollar ProFund	$—	$—	$156,184	$—	$—	$(58,347)
Rising U.S. Dollar ProFund	—	—	(573,260)	—	—	298,855
Interest Rate Risk Exposure:
Access Flex Bear High Yield ProFund	147	(67,293)	—	5,583	8,603	—
Access Flex High Yield ProFund	5,188	187,798	—	(13,818)	(51,421)	—
Rising Rates Opportunity ProFund	3,692	441,150	—	—	(133,515)	—
Rising Rates Opportunity 10 ProFund	—	(13,891)	—	—	20,614	—
U.S. Government Plus ProFund	1,390	(1,343,133)	—	—	(192,078)	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements (other than centrally cleared CDS) and forward currency contracts as of July 31, 2025. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at year end. Amounts shown in the column labeled "Net Amount" represent the un-collateralized portions of these amounts at year end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Access Flex Bear High Yield ProFund
Swap Agreements — Goldman Sachs International	$575	$—	$—	$575
Swap Agreements — UBS AG	8,028	—	—	8,028
Access Flex High Yield ProFund
Swap Agreements — Goldman Sachs International	(37,653)	—	37,653	—
Swap Agreements — UBS AG	(13,768)	—	13,768	—
Banks UltraSector ProFund
Swap Agreements — Goldman Sachs International	(122,364)	122,364	—	—
Swap Agreements — UBS AG	(133,761)	133,761	—	—
Bear ProFund
Swap Agreements — Goldman Sachs International	318,427	—	—	318,427
Swap Agreements — UBS AG	31,661	—	—	31,661
Biotechnology UltraSector ProFund
Swap Agreements — Goldman Sachs International	(721,153)	721,153	—	—
Swap Agreements — UBS AG	(738,724)	738,724	—	—
Bull ProFund
Swap Agreements — Goldman Sachs International	(73,450)	73,450	—	—
Swap Agreements — UBS AG	(23,578)	23,578	—	—
Communication Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	(75,454)	75,454	—	—
Swap Agreements — UBS AG	(118,599)	118,599	—	—
Consumer Discretionary UltraSector ProFund
Swap Agreements — Goldman Sachs International	(567,021)	567,021	—	—
Swap Agreements — UBS AG	(518,245)	518,245	—	—
Consumer Staples UltraSector ProFund
Swap Agreements — Goldman Sachs International	(28,426)	28,426	—	—
Swap Agreements — UBS AG	(36,060)	36,060	—	—

July 31, 2025 :: Notes to Financial Statements :: 287

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Energy UltraSector ProFund
Swap Agreements — Goldman Sachs International	$(43,149)	$43,149	$—	$—
Swap Agreements — UBS AG	11,210	—	—	11,210
Falling U.S. Dollar ProFund
Forward Currency Contracts-Goldman Sachs International
Appreciation	13,341
Depreciation	(37,601)
Net Depreciation	(24,260)	—	—	(24,260)
Forward Currency Contracts-UBS AG
Appreciation	21,502
Depreciation	(46,967)
Net Depreciation	(25,465)	25,465	—	—
Financials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(200,988)	200,988	—	—
Swap Agreements — UBS AG	(176,552)	176,552	—	—
Health Care UltraSector ProFund
Swap Agreements — Goldman Sachs International	(156,160)	156,160	—	—
Swap Agreements — UBS AG	(163,682)	163,682	—	—
Industrials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(66,911)	66,911	—	—
Swap Agreements — UBS AG	(38,257)	38,257	—	—
Internet UltraSector ProFund
Swap Agreements — Goldman Sachs International	444,355	—	—	444,355
Swap Agreements — UBS AG	476,193	—	—	476,193
Materials UltraSector ProFund
Swap Agreements — Goldman Sachs International	(128,504)	128,504	—	—
Swap Agreements — UBS AG	(64,180)	64,180	—	—
Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	(49,105)	49,105	—	—
Swap Agreements — UBS AG	(6,306)	6,306	—	—
Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	(22,407)	22,407	—	—
Swap Agreements — UBS AG	(145,078)	145,078	—	—
Oil & Gas Equipment & Services UltraSector ProFund
Swap Agreements — Goldman Sachs International	(100,352)	100,352	—	—
Swap Agreements — UBS AG	(129,577)	129,577	—	—
Pharmaceuticals UltraSector ProFund
Swap Agreements — Goldman Sachs International	(45,278)	45,278	—	—
Swap Agreements — UBS AG	(47,488)	47,488	—	—
Precious Metals UltraSector ProFund
Swap Agreements — Goldman Sachs International	(527,709)	527,709	—	—
Swap Agreements — UBS AG	(497,565)	497,565	—	—
Real Estate UltraSector ProFund
Swap Agreements — Goldman Sachs International	(49,500)	49,500	—	—
Swap Agreements — UBS AG	(41,554)	41,554	—	—
Rising Rates Opportunity ProFund
Swap Agreements — Citibank North America	(261,219)	261,219	—	—
Swap Agreements — Societe Generale	(93,070)	93,070	—	—
Rising Rates Opportunity 10 ProFund
Swap Agreements — Citibank North America	(1,680)	1,680	—	—
Swap Agreements — Societe Generale	(4,375)	4,375	—	—
Rising U.S. Dollar ProFund
Forward Currency Contracts — Goldman Sachs International
Appreciation	106,498
Depreciation	(7,170)
Net Depreciation	99,328	—	—	99,328
Forward Currency Contracts — UBS AG
Appreciation	116,517
Depreciation	(4,742)
Net Depreciation	111,775	—	—	111,775

288 :: Notes to Financial Statements :: July 31, 2025

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Semiconductor UltraSector ProFund
Swap Agreements — Goldman Sachs International	$4,287,314	$—	$—	$4,287,314
Swap Agreements — UBS AG	4,664,272	—	—	4,664,272
Short Energy ProFund
Swap Agreements — Goldman Sachs International	(176)	176	—	—
Swap Agreements — UBS AG	(1,454)	1,454	—	—
Short Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	5,091	—	—	5,091
Swap Agreements — UBS AG	8,783	—	—	8,783
Short Precious Metals ProFund
Swap Agreements — Goldman Sachs International	206,991	—	—	206,991
Swap Agreements — UBS AG	246,951	—	—	246,951
Short Real Estate ProFund
Swap Agreements — Goldman Sachs International	11,620	—	—	11,620
Swap Agreements — UBS AG	13,969	—	—	13,969
Short Small-Cap ProFund
Swap Agreements — Goldman Sachs International	4,270	—	—	4,270
Swap Agreements — UBS AG	10,629	—	—	10,629
Small-Cap ProFund
Swap Agreements — Goldman Sachs International	(78,681)	70,000	—	(8,681)
Swap Agreements — UBS AG	(6,241)	6,241	—	—
Technology UltraSector ProFund
Swap Agreements — Goldman Sachs International	167,988	—	—	167,988
Swap Agreements — UBS AG	260,460	—	—	260,460
UltraBear ProFund
Swap Agreements — Goldman Sachs International	59,479	—	—	59,479
Swap Agreements — UBS AG	36,109	—	—	36,109
UltraBull ProFund
Swap Agreements — Goldman Sachs International	(813,948)	813,948	—	—
Swap Agreements — UBS AG	(701,347)	701,347	—	—
UltraChina ProFund
Swap Agreements — Goldman Sachs International	(126,063)	126,063	—	—
Swap Agreements — UBS AG	(653,602)	653,602	—	—
UltraDow 30 ProFund
Swap Agreements — Goldman Sachs International	(507,410)	507,410	—	—
Swap Agreements — UBS AG	(267,812)	267,812	—	—
UltraEmerging Markets ProFund
Swap Agreements — Goldman Sachs International	(76,091)	76,091	—	—
Swap Agreements — UBS AG	(68,405)	68,405	—	—
UltraInternational ProFund
Swap Agreements — Goldman Sachs International	(153,823)	153,823	—	—
Swap Agreements — UBS AG	(161,141)	161,141	—	—
UltraJapan ProFund
Swap Agreements — Goldman Sachs International	(746)	746	—	—
UltraLatin America ProFund
Swap Agreements — Goldman Sachs International	38,891	—	—	38,891
Swap Agreements — UBS AG	13,379	—	—	13,379
UltraMid-Cap ProFund
Swap Agreements — Goldman Sachs International	(483,160)	483,160	—	—
Swap Agreements — UBS AG	(398,617)	398,617	—	—
UltraNasdaq-100 ProFund
Swap Agreements — Citibank North America	(4,966,506)	4,966,506	—	—
Swap Agreements — Societe' Generale	(3,858,993)	3,858,993	—	—
UltraShort China ProFund
Swap Agreements — Goldman Sachs International	30,754	—	—	30,754
Swap Agreements — UBS AG	36,412	—	—	36,412
UltraShort Dow 30 ProFund
Swap Agreements — Goldman Sachs International	21,074	—	—	21,074
Swap Agreements — UBS AG	29,252	—	—	29,252

July 31, 2025 :: Notes to Financial Statements :: 289

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
UltraShort Emerging Markets ProFund
Swap Agreements — Goldman Sachs International	$10,529	$—	$—	$10,529
Swap Agreements — UBS AG	5,136	—	—	5,136
UltraShort International ProFund
Swap Agreements — Goldman Sachs International	44,562	—	—	44,562
Swap Agreements — UBS AG	35,812	—	—	35,812
UltraShort Japan ProFund
Swap Agreements — Goldman Sachs International	628	—	—	628
UltraShort Latin America ProFund
Swap Agreements — Goldman Sachs International	(16,079)	16,079	—	—
Swap Agreements — UBS AG	(8,435)	8,435	—	—
UltraShort Mid-Cap ProFund
Swap Agreements — Goldman Sachs International	5,964	—	—	5,964
Swap Agreements — UBS AG	12,139	—	—	12,139
UltraShort Nasdaq-100 ProFund
Swap Agreements — Goldman Sachs International	150,124	—	—	150,124
Swap Agreements — UBS AG	69,249	—	—	69,249
UltraShort Small-Cap ProFund
Swap Agreements — Goldman Sachs International	99,765	—	—	99,765
Swap Agreements — UBS AG	49,067	—	—	49,067
UltraSmall-Cap ProFund
Swap Agreements — Goldman Sachs International	(512,102)	512,102	—	—
Swap Agreements — UBS AG	(498,817)	498,817	—	—
U.S. Government Plus ProFund
Swap Agreements — Citibank North America	47,606	—	—	47,606
Swap Agreements — Societe Generale	31,698	—	—	31,698
Utilities UltraSector ProFund
Swap Agreements — Goldman Sachs International	111,646	—	—	111,646
Swap Agreements — UBS AG	53,404	—	—	53,404

*  The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**  Financial instruments and cash collateral received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Securities Lending

Each ProFund may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar- denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund in connection with these loans may not be sold or pledged by the ProFund and, accordingly, is not reflected in the ProFund's assets and liabilities. The ProFunds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund if a material event affecting the ProFund's investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund or the borrower at any time. No securities loan shall be made on behalf of a ProFund if, as a result, the aggregate value of all securities loaned by the particular ProFund exceeds one-third of the value of such ProFund's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the

290 :: Notes to Financial Statements :: July 31, 2025

event a borrower does not return a ProFund's securities as agreed, the ProFund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund and any additional required collateral is delivered to the ProFund, or excess collateral returned by the ProFund, on the next business day.

The following table is a summary of the ProFunds securities lending transactions as of July 31, 2025:

	Value of Securities on Loan	Value of Cash Collateral Received*
Banks UltraSector ProFund	$67,455	$68,505
Biotechnology UltraSector ProFund	1,698,407	1,773,710
Bull ProFund	4,827	5,280
Communication Services UltraSector ProFund	216,481	236,803
Europe 30 ProFund	655,144	726,328
Large-Cap Value ProFund	767	839
Mid-Cap ProFund	13,052	13,451
Mid-Cap Growth ProFund	7,152	7,476
Mid-Cap Value ProFund	6,228	6,413
Nasdaq-100 ProFund	91,894	108,388
Oil & Gas Equipment & Services UltraSector ProFund	149,175	154,913
Small-Cap ProFund	25,383	26,087
Small-Cap Growth ProFund	17,235	18,195
Small-Cap Value ProFund	17,761	18,694
UltraBull ProFund	16,039	17,545
UltraChina ProFund	3,056,351	3,081,614
UltraEmerging Markets ProFund	351,633	358,782
UltraLatin America ProFund	363,901	376,114
UltraMid-Cap ProFund	91,643	94,464
UltraNasdaq-100 ProFund	810,079	955,853

*  Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

Allocations

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds (except Access Flex High Yield ProFund, Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually, if any. Access Flex High Yield ProFund and Real Estate UltraSector ProFund declare and pay dividends from net investment income quarterly, if any. U.S. Government Plus ProFund declares dividend from net investment income daily and pays dividends on a monthly basis, if any. Net realized capital gains, if any, will be distributed at least annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., passive foreign investment company ("PFIC") sales, return of capital, net operating loss, and distribution reclassification, and equalization), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., PFIC mark-to-market, wash sales and mark-to-market on derivative instruments) do not require a reclassification. The ProFunds may utilize equalization

July 31, 2025 :: Notes to Financial Statements :: 291

accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. For Access Flex Bear High Yield and Access Flex High Yield ProFunds, distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements.

The Bear ProFund, Bull ProFund, Europe 30 ProFund, UltraBear ProFund, UltraBull ProFund, UltraJapan ProFund, UltraNasdaq-100 ProFund, and UltraShort Nasdaq-100 ProFund have a calendar tax year end. The remaining ProFunds have a tax year end of October 31st.

Management of the ProFunds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

3. Investment Valuation Summary

Pursuant to Rule 2a-5 (the "Rule"), the Trust's Board of Trustees designated the Advisor the "Valuation Designee" as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valuation risks, administering the pricing and valuation guidelines approved by the Board of Trustees, and overseeing pricing services utilized in valuing the Trust's security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy, as described below.

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds (observable inputs) and the ProFunds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third-party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a non-money market ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described above.

292 :: Notes to Financial Statements :: July 31, 2025

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.

For the year ended July 31, 2025, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the year.

A summary of the valuations as of July 31, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Access Flex Bear High Yield ProFund
Repurchase Agreements	$—	$—	$3,238,000	$—	$3,238,000	$—
Swap Agreements	—	—	—	8,603	—	8,603
Total	$—	$—	$3,238,000	$8,603	$3,238,000	$8,603
Access Flex High Yield ProFund
Repurchase Agreements	$—	$—	$16,350,000	$—	$16,350,000	$—
Swap Agreements	—	—	—	(51,421)	—	(51,421)
Total	$—	$—	$16,350,000	$(51,421)	$16,350,000	$(51,421)
Banks UltraSector ProFund
Common Stocks	$6,447,433	$—	$—	$—	$6,447,433	$—
Repurchase Agreements	—	—	1,451,000	—	1,451,000	—
Collateral for Securities Loaned	68,505	—	—	—	68,505	—
Swap Agreements	—	—	—	(256,125)	—	(256,125)
Total	$6,515,938	$—	$1,451,000	$(256,125)	$7,966,938	$(256,125)
Bear ProFund
Repurchase Agreements	$—	$—	$43,465,000	$—	$43,465,000	$—
Futures Contracts	—	(27,548)	—	—	—	(27,548)
Swap Agreements	—	—	—	350,088	—	350,088
Total	$—	$(27,548)	$43,465,000	$350,088	$43,465,000	$322,540
Biotechnology UltraSector ProFund
Common Stocks	$49,743,091	$—	$—	$—	$49,743,091	$—
Rights	—	—	5,992	—	5,992	—
Repurchase Agreements	—	—	14,558,000	—	14,558,000	—
Collateral for Securities Loaned	1,773,710	—	—	—	1,773,710	—
Swap Agreements	—	—	—	(1,459,877)	—	(1,459,877)
Total	$51,516,801	$—	$14,563,992	$(1,459,877)	$66,080,793	$(1,459,877)
Bull ProFund
Common Stocks	$35,905,964	$—	$—	$—	$35,905,964	$—
Repurchase Agreements	—	—	15,256,000	—	15,256,000	—
Collateral for Securities Loaned	5,280	—	—	—	5,280	—
Futures Contracts	—	165,210	—	—	—	165,210
Swap Agreements	—	—	—	(97,028)	—	(97,028)
Total	$35,911,244	$165,210	$15,256,000	$(97,028)	$51,167,244	$68,182

July 31, 2025 :: Notes to Financial Statements :: 293

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Communication Services UltraSector ProFund
Common Stocks	$22,781,754	$—	$—	$—	$22,781,754	$—
Repurchase Agreements	—	—	7,991,000	—	7,991,000	—
Collateral for Securities Loaned	236,803	—	—	—	236,803	—
Swap Agreements	—	—	—	(194,053)	—	(194,053)
Total	$23,018,557	$—	$7,991,000	$(194,053)	$31,009,557	$(194,053)
Consumer Discretionary UltraSector ProFund
Common Stocks	$39,709,737	$—	$—	$—	$39,709,737	$—
Repurchase Agreements	—	—	12,116,000	—	12,116,000	—
Swap Agreements	—	—	—	(1,085,266)	—	(1,085,266)
Total	$39,709,737	$—	$12,116,000	$(1,085,266)	$51,825,737	$(1,085,266)
Consumer Staples UltraSector ProFund
Common Stocks	$3,172,884	$—	$—	$—	$3,172,884	$—
Repurchase Agreements	—	—	766,000	—	766,000	—
Swap Agreements	—	—	—	(64,486)	—	(64,486)
Total	$3,172,884	$—	$766,000	$(64,486)	$3,938,884	$(64,486)
Energy UltraSector ProFund
Common Stocks	$14,486,177	$—	$—	$—	$14,486,177	$—
Repurchase Agreements	—	—	3,034,000	—	3,034,000	—
Swap Agreements	—	—	—	(31,939)	—	(31,939)
Total	$14,486,177	$—	$3,034,000	$(31,939)	$17,520,177	$(31,939)
Europe 30 ProFund
Common Stocks	$4,254,461	$—	$—	$—	$4,254,461	$—
Collateral for Securities Loaned	726,328	—	—	—	726,328	—
Total	$4,980,789	$—	$—	$—	$4,980,789	$—
Falling U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$1,255,000	$—	$1,255,000	$—
Forward Currency Contracts	—	—	—	(49.725)	—	(49.725)
Total	$—	$—	$1,255,000	$(49.725)	$1,255,000	$(49.725)
Financials UltraSector ProFund
Common Stocks	$28,839,023	$—	$—	$—	$28,839,023	$—
Repurchase Agreements	—	—	7,334,000	—	7,334,000	—
Swap Agreements	—	—	—	(377,540)	—	(377,540)
Total	$28,839,023	$—	$7,334,000	$(377,540)	$36,173,023	$(377,540)
Health Care UltraSector ProFund
Common Stocks	$7,960,178	$—	$—	$—	$7,960,178	$—
Repurchase Agreements	—	—	1,978,000	—	1,978,000	—
Swap Agreements	—	—	—	(319,842)	—	(319,842)
Total	$7,960,178	$—	$1,978,000	$(319,842)	$9,938,178	$(319,842)
Industrials UltraSector ProFund
Common Stocks	$5,796,405	$—	$—	$—	$5,796,405	$—
Repurchase Agreements	—	—	1,555,000	—	1,555,000	—
Swap Agreements	—	—	—	(105,168)	—	(105,168)
Total	$5,796,405	$—	$1,555,000	$(105,168)	$7,351,405	$(105,168)
Internet UltraSector ProFund
Common Stocks	$83,625,450	$—	$—	$—	$83,625,450	$—
Repurchase Agreements	—	—	21,787,000	—	21,787,000	—
Swap Agreements	—	—	—	920,548	—	920,548
Total	$83,625,450	$—	$21,787,000	$920,548	$105,412,450	$920,548

294 :: Notes to Financial Statements :: July 31, 2025

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Large-Cap Growth ProFund
Common Stocks	$26,779,773	$—	$—	$—	$26,779,773	$—
Repurchase Agreements	—	—	31,000	—	31,000	—
Total	$26,779,773	$—	$31,000	$—	$26,810,773	$—
Large-Cap Value ProFund
Common Stocks	$4,558,683	$—	$—	$—	$4,558,683	$—
Collateral for Securities Loaned	839	—	—	—	839	—
Total	$4,559,522	$—	$—	$—	$4,559,522	$—
Materials UltraSector ProFund
Common Stocks	$2,953,221	$—	$—	$—	$2,953,221	$—
Repurchase Agreements	—	—	845,000	—	845,000	—
Swap Agreements	—	—	—	(192,684)	—	(192,684)
Total	$2,953,221	$—	$845,000	$(192,684)	$3,798,221	$(192,684)
Mid-Cap Growth ProFund
Common Stocks	$4,241,528	$—	$—	$—	$4,241,528	$—
Collateral for Securities Loaned	7,476	—	—	—	7,476	—
Total	$4,249,004	$—	$—	$—	$4,249,004	$—
Mid-Cap ProFund
Common Stocks	$4,770,468	$—	$—	$—	$4,770,468	$—
Repurchase Agreements	—	—	2,910,000	—	2,910,000	—
Collateral for Securities Loaned	13,451	—	—	—	13,451	—
Swap Agreements	—	—	—	(55,411)	—	(55,411)
Total	$4,783,919	$—	$2,910,000	$(55,411)	$7,693,919	$(55,411)
Mid-Cap Value ProFund
Common Stocks	$2,035,548	$—	$—	$—	$2,035,548	$—
Collateral for Securities Loaned	6,413	—	—	—	6,413	—
Total	$2,041,961	$—	$—	$—	$2,041,961	$—
Nasdaq-100 ProFund
Common Stocks	$90,146,679	$—	$—	$—	$90,146,679	$—
Repurchase Agreements	—	—	35,362,000	—	35,362,000	—
Collateral for Securities Loaned	108,388	—	—	—	108,388	—
Futures Contracts	—	469,598	—	—	—	469,598
Swap Agreements	—	—	—	(167,485)	—	(167,485)
Total	$90,255,067	$469,598	$35,362,000	$(167,485)	$125,617,067	$302,113
Oil & Gas Equipment & Services UltraSector ProFund
Common Stocks	$7,870,793	$—	$—	$—	$7,870,793	$—
Repurchase Agreements	—	—	3,000,000	—	3,000,000	—
Collateral for Securities Loaned	154,913	—	—	—	154,913	—
Swap Agreements	—	—	—	(229,929)	—	(229,929)
Total	$8,025,706	$—	$3,000,000	$(229,929)	$11,025,706	$(229,929)
Pharmaceuticals UltraSector ProFund
Common Stocks	$1,936,326	$—	$—	$—	$1,936,326	$—
Repurchase Agreements	—	—	605,000	—	605,000	—
Swap Agreements	—	—	—	(92,766)	—	(92,766)
Total	$1,936,326	$—	$605,000	$(92,766)	$2,541,326	$(92,766)
Precious Metals UltraSector ProFund
Common Stocks	$30,810,801	$—	$—	$—	$30,810,801	$—
Repurchase Agreements	—	—	8,142,000	—	8,142,000	—
Swap Agreements	—	—	—	(1,025,274)	—	(1,025,274)
Total	$30,810,801	$—	$8,142,000	$(1,025,274)	$38,952,801	$(1,025,274)

July 31, 2025 :: Notes to Financial Statements :: 295

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Real Estate UltraSector ProFund
Common Stocks	$2,620,272	$—	$—	$—	$2,620,272	$—
Repurchase Agreements	—	—	688,000	—	688,000	—
Swap Agreements	—	—	—	(91,054)	—	(91,054)
Total	$2,620,272	$—	$688,000	$(91,054)	$3,308,272	$(91,054)
Rising Rates Opportunity ProFund
Repurchase Agreements	$—	$—	$9,966,000	$—	$9,966,000	$—
Swap Agreements	—	—	—	(354,289)	—	(354,289)
Total	$—	$—	$9,966,000	$(354,289)	$9,966,000	$(354,289)
Rising Rates Opportunity 10 ProFund
Repurchase Agreements	$—	$—	$591,000	$—	$591,000	$—
Swap Agreements	—	—	—	(6,055)	—	(6,055)
Total	$—	$—	$591,000	$(6,055)	$591,000	$(6,055)
Rising U.S. Dollar ProFund
Repurchase Agreements	$—	$—	$7,548,000	$—	$7,548,000	$—
Forward Currency Contracts	—	—	—	211,103	—	211,103
Total	$—	$—	$7,548,000	$211,103	$7,548,000	$211,103
Semiconductor UltraSector ProFund
Common Stocks	$190,564,748	$—	$—	$—	$190,564,748	$—
Repurchase Agreements	—	—	123,065,000	—	123,065,000	—
Swap Agreements	—	—	—	8,951,586	—	8,951,586
Total	$190,564,748	$—	$123,065,000	$8,951,586	$313,629,748	$8,951,586
Short Energy ProFund
Repurchase Agreements	$—	$—	$1,254,000	$—	$1,254,000	$—
Swap Agreements	—	—	—	(1,630)	—	(1,630)
Total	$—	$—	$1,254,000	$(1,630)	$1,254,000	$(1,630)
Short Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$2,174,000	$—	$2,174,000	$—
Swap Agreements	—	—	—	13,874	—	13,874
Total	$—	$—	$2,174,000	$13,874	$2,174,000	$13,874
Short Precious Metals ProFund
Repurchase Agreements	$—	$—	$12,175,000	$—	$12,175,000	$—
Swap Agreements	—	—	—	453,942	—	453,942
Total	$—	$—	$12,175,000	$453,942	$12,175,000	$453,942
Short Real Estate ProFund
Repurchase Agreements	$—	$—	$652,000	$—	$652,000	$—
Swap Agreements	—	—	—	25,589	—	25,589
Total	$—	$—	$652,000	$25,589	$652,000	$25,589
Short Small-Cap ProFund
Repurchase Agreements	$—	$—	$750,000	$—	$750,000	$—
Swap Agreements	—	—	—	14,899	—	14,899
Total	$—	$—	$750,000	$14,899	$750,000	$14,899
Small-Cap Growth ProFund
Common Stocks	$4,391,008	$—	$—	$—	$4,391,008	$—
Collateral for Securities Loaned	18,195	—	—	—	18,195	—
Total	$4,409,203	$—	$—	$—	$4,409,203	$—

296 :: Notes to Financial Statements :: July 31, 2025

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Small-Cap ProFund
Common Stocks	$2,302,981	$—	$124	$—	$2,303,105	$—
Rights*	—	—	—	—	—	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	1,189,000	—	1,189,000	—
Collateral for Securities Loaned	26,087	—	—	—	26,087	—
Futures Contracts	—	6,461	—	—	—	6,461
Swap Agreements	—	—	—	(84,922)	—	(84,922)
Total	$2,329,068	$6,461	$1,189,124	$(84,922)	$3,518,192	$(78,461)
Small-Cap Value ProFund
Common Stocks	$1,785,200	$—	$—	$—	$1,785,200	$—
Repurchase Agreements	—	—	30,000	—	30,000	—
Collateral for Securities Loaned	18,694	—	—	—	18,694	—
Total	$1,803,894	$—	$30,000	$—	$1,833,894	$—
Technology UltraSector ProFund
Common Stocks	$71,309,750	$—	$—	$—	$71,309,750	$—
Repurchase Agreements	—	—	25,211,000	—	25,211,000	—
Swap Agreements	—	—	—	428,448	—	428,448
Total	$71,309,750	$—	$25,211,000	$428,448	$96,520,750	$428,448
UltraBear ProFund
Repurchase Agreements	$—	$—	$5,985,000	$—	$5,985,000	$—
Futures Contracts	—	(27,548)	—	—	—	(27,548)
Swap Agreements	—	—	—	95,588	—	95,588
Total	$—	$(27,548)	$5,985,000	$95,588	$5,985,000	$68,040
UltraBull ProFund
Common Stocks	$120,092,473	$—	$—	$—	$120,092,473	$—
Repurchase Agreements	—	—	45,038,000	—	45,038,000	—
Collateral for Securities Loaned	17,545	—	—	—	17,545	—
Futures Contracts	—	1,211,540	—	—	—	1,211,540
Swap Agreements	—	—	—	(1,515,293)	—	(1,515,293)
Total	$120,110,018	$1,211,540	$45,038,000	$(1,515,293)	$165,148,018	$(303,753)
UltraChina ProFund
Common Stocks	$21,671,909	$—	$—	$—	$21,671,909	$—
Repurchase Agreements	—	—	4,045,000	—	4,045,000	—
Collateral for Securities Loaned	3,081,614	—	—	—	3,081,614	—
Swap Agreements	—	—	—	(779,665)	—	(779,665)
Total	$24,753,523	$—	$4,045,000	$(779,665)	$28,798,523	$(779,665)
UltraDow 30 ProFund
Common Stocks	$29,099,022	$—	$—	$—	$29,099,022	$—
Repurchase Agreements	—	—	9,703,000	—	9,703,000	—
Futures Contracts	—	40,895	—	—	—	40,895
Swap Agreements	—	—	—	(775,222)	—	(775,222)
Total	$29,099,022	$40,895	$9,703,000	$(775,222)	$38,802,022	$(734,327)
UltraEmerging Markets ProFund
Common Stocks	$7,943,574	$—	$—	$—	$7,943,574	$—
Preferred Stocks	121,882	—	—	—	121,882	—
Repurchase Agreements	—	—	1,273,000	—	1,273,000	—
Collateral for Securities Loaned	358,782	—	—	—	358,782	—
Swap Agreements	—	—	—	(144,496)	—	(144,496)
Total	$8,424,238	$—	$1,273,000	$(144,496)	$9,697,238	$(144,496)
UltraInternational ProFund
Repurchase Agreements	$—	$—	$7,724,000	$—	$7,724,000	$—
Swap Agreements	—	—	—	(314,964)	—	(314,964)
Total	$—	$—	$7,724,000	$(314,964)	$7,724,000	$(314,964)

July 31, 2025 :: Notes to Financial Statements :: 297

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraJapan ProFund
Repurchase Agreements	$—	$—	$13,828,000	$—	$13,828,000	$—
Futures Contracts	—	2,351,000	—	—	—	2,351,000
Swap Agreements	—	—	—	(746)	—	(746)
Total	$—	$2,351,000	$13,828,000	$(746)	$13,828,000	$2,350,254
UltraLatin America ProFund
Common Stocks	$6,079,638	$—	$—	$—	$6,079,638	$—
Preferred Stocks	499,939	—	—	—	499,939	—
Repurchase Agreements	—	—	1,091,000	—	1,091,000	—
Collateral for Securities Loaned	376,114	—	—	—	376,114	—
Swap Agreements	—	—	—	52,270	—	52,270
Total	$6,955,691	$—	$1,091,000	$52,270	$8,046,691	$52,270
UltraMid-Cap ProFund
Common Stocks	$24,741,019	$—	$—	$—	$24,741,019	$—
Repurchase Agreements	—	—	12,327,000	—	12,327,000	—
Collateral for Securities Loaned	94,464	—	—	—	94,464	—
Futures Contracts	—	69,864	—	—	—	69,864
Swap Agreements	—	—	—	(881,777)	—	(881,777)
Total	$24,835,483	$69,864	$12,327,000	$(881,777)	$37,162,483	$(811,913)
UltraNasdaq-100 ProFund
Common Stocks	$875,962,054	$—	$—	$—	$875,962,054	$—
Repurchase Agreements	—	—	311,086,000	—	311,086,000	—
Collateral for Securities Loaned	955,853	—	—	—	955,853	—
Futures Contracts	—	3,800,524	—	—	—	3,800,524
Swap Agreements	—	—	—	(8,825,499)	—	(8,825,499)
Total	$876,917,907	$3,800,524	$311,086,000	$(8,825,499)	$1,188,003,907	$(5,024,975)
UltraShort China ProFund
Repurchase Agreements	$—	$—	$1,442,000	$—	$1,442,000	$—
Swap Agreements	—	—	—	67,166	—	67,166
Total	$—	$—	$1,442,000	$67,166	$1,442,000	$67,166
UltraShort Dow 30 ProFund
Repurchase Agreements	$—	$—	$1,623,000	$—	$1,623,000	$—
Swap Agreements	—	—	—	50,326	—	50,326
Total	$—	$—	$1,623,000	$50,326	$1,623,000	$50,326
UltraShort Emerging Markets ProFund
Repurchase Agreements	$—	$—	$764,000	$—	$764,000	$—
Swap Agreements	—	—	—	15,665	—	15,665
Total	$—	$—	$764,000	$15,665	$764,000	$15,665
UltraShort International ProFund
Repurchase Agreements	$—	$—	$1,898,000	$—	$1,898,000	$—
Swap Agreements	—	—	—	80,374	—	80,374
Total	$—	$—	$1,898,000	$80,374	$1,898,000	$80,374
UltraShort Japan ProFund
Repurchase Agreements	$—	$—	$1,167,000	$—	$1,167,000	$—
Futures Contracts	—	(98,425)	—	—	—	(98,425)
Swap Agreements	—	—	—	628	—	628
Total	$—	$(98,425)	$1,167,000	$628	$1,167,000	$(97,797)
UltraShort Latin America ProFund
Repurchase Agreements	$—	$—	$1,617,000	$—	$1,617,000	$—
Swap Agreements	—	—	—	(24,514)	—	(24,514)
Total	$—	$—	$1,617,000	$(24,514)	$1,617,000	$(24,514)

298 :: Notes to Financial Statements :: July 31, 2025

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraShort Mid-Cap ProFund
Repurchase Agreements	$—	$—	$431,000	$—	$431,000	$—
Swap Agreements	—	—	—	18,103	—	18,103
Total	$—	$—	$431,000	$18,103	$431,000	$18,103
UltraShort Nasdaq-100 ProFund
Repurchase Agreements	$—	$—	$18,537,000	$—	$18,537,000	$—
Futures Contracts	—	(93,968)	—	—	—	(93,968)
Swap Agreements	—	—	—	219,373	—	219,373
Total	$—	$(93,968)	$18,537,000	$219,373	$18,537,000	$125,405
UltraShort Small-Cap ProFund
Repurchase Agreements	$—	$—	$4,179,000	$—	$4,179,000	$—
Futures Contracts	—	(6,478)	—	—	—	(6,478)
Swap Agreements	—	—	—	148,832	—	148,832
Total	$—	$(6,478)	$4,179,000	$148,832	$4,179,000	$142,354
UltraSmall-Cap ProFund
Common Stocks	$28,391,608	$—	$1,496	$—	$28,393,104	$—
Rights*	—	—	—	—	—	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	11,710,000	—	11,710,000	—
Futures Contracts	—	(25,120)	—	—	—	(25,120)
Swap Agreements	—	—	—	(1,010,919)	—	(1,010,919)
Total	$28,391,608	$(25,120)	$11,711,496	$(1,010,919)	$40,103,104	$(1,036,039)
U.S. Government Plus ProFund
Repurchase Agreements	$—	$—	$11,159,000	$—	$11,159,000	$—
Swap Agreements	—	—	—	79,304	—	79,304
Total	$—	$—	$11,159,000	$79,304	$11,159,000	$79,304
Utilities UltraSector ProFund
Common Stocks	$11,740,114	$—	$—	$—	$11,740,114	$—
Repurchase Agreements	—	—	3,899,000	—	3,899,000	—
Swap Agreements	—	—	—	165,050	—	165,050
Total	$11,740,114	$—	$3,899,000	$165,050	$15,639,114	$165,050

^  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.

*  Cartesian Therapeutics, Inc., Chinook Therapeutics, Empire Petroleum Corp., and Ferroglobe Representation and Warranty Insurance were valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The Nasdaq-100 ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50%, respectively, of their average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund: 0.025% of the ProFund's daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund's daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund's net assets in excess of $2 billion. During the year ended July 31, 2025, no Fund's annual investment advisory fee was subject to such reductions.

Effective November 4, 2024, Ultimus Fund Solutions, LLC ("Ultimus") replaced Citi Fund Services Ohio, Inc. ("Citi") as the Trust's administrator (the "Administrator") and fund accounting agent.

Prior to November 4, 2024, the Trust paid Citi for its services as Administrator, an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees also included additional fees paid to Citi by the Trust for additional services

July 31, 2025 :: Notes to Financial Statements :: 299

provided, including support of the Trust's compliance program. The Trust also paid Citi for its services as fund accounting agent, an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

Effective November 4, 2024, the Trust pays Ultimus for its services as Administrator and fund accounting agent, an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.0075% to 0.08%, and an annual base fee. Administration and fund accounting fees also include additional fees paid to Ultimus by the Trust for additional services provided, including support of the Trust's compliance program. Additionally, effective January 1, 2025, Ultimus provides legal administration services to the Trust pursuant to a separate agreement. The Trust pays Ultimus a monthly fee for its services as Legal Administrator. Fees paid for the year ended July 31, 2025, to Citi and Ultimus by the ProFunds for administrator and fund accounting services, are reflected on the Statements of Operations as "Administration and fund accounting fees".

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statements of Operations as "Service fees."

The ProFunds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as "Administrative services fees."

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. Effective September 1, 2025, the Trust, together with affiliated Trusts, pays each Independent Trustee compensation for their services at an annual rate of $375,000, inclusive of all meetings. During the year ended July 31, 2025, actual Trustee compensation was $975,000 in aggregate from the Trust and affiliated trusts. Prior to September 1, 2025, the Trust, together with affiliated Trusts, paid each Independent Trustee compensation for their services at an annual rate of $325,000, inclusive of all meetings. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the periods listed below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) as shown in the table below. Amounts due from the Advisor under an expense limitation agreement are settled following each month end.

	For the Period December 1, 2024 through November 30, 2025		For the Period December 1, 2023 through November 30, 2024
	Investor Class	Service Class	Investor Class	Service Class
Access Flex Bear High Yield ProFund	1.78%	2.78%	1.78%	2.78%
Access Flex High Yield ProFund	1.78%	2.78%	1.78%	2.78%
Banks UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Bear ProFund	1.78%	2.78%	1.78%	2.78%
Biotechnology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Communication Services UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Consumer Discretionary UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Consumer Staples UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Energy UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Europe 30 ProFund	1.78%	2.78%	1.78%	2.78%
Falling U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Financials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%

300 :: Notes to Financial Statements :: July 31, 2025

	For the Period December 1, 2024 through November 30, 2025		For the Period December 1, 2023 through November 30, 2024
	Investor Class	Service Class	Investor Class	Service Class
Health Care UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Industrials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Growth ProFund	1.95%	2.95%	1.78%	2.78%
Large-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Materials UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Mid-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Nasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
Oil & Gas Equipment & Services UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.78%	2.78%	1.78%	2.78%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising Rates Opportunity 10 ProFund	1.78%	2.78%	1.78%	2.78%
Rising U.S. Dollar ProFund	1.78%	2.78%	1.78%	2.78%
Semiconductor UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Short Energy ProFund	1.78%	2.78%	1.78%	2.78%
Short Nasdaq-100 ProFund	1.78%	2.78%	1.95%	2.95%
Short Precious Metals ProFund	1.78%	2.78%	1.78%	2.78%
Short Real Estate ProFund	1.78%	2.78%	1.78%	2.78%
Short Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Growth ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
Small-Cap Value ProFund	1.78%	2.78%	1.78%	2.78%
Technology UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
UltraBear ProFund	1.78%	2.78%	1.78%	2.78%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraChina ProFund	1.95%	2.95%	1.78%	2.78%
UltraDow 30 ProFund	1.95%	2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraInternational ProFund	1.78%	2.78%	1.78%	2.78%
UltraJapan ProFund	1.95%	2.95%	1.78%	2.78%
UltraLatin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraNasdaq-100 ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort China ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Dow 30 ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Emerging Markets ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort International ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Japan ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Latin America ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Mid-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraShort Nasdaq-100 ProFund	1.78%	2.78%	1.95%	2.95%
UltraShort Small-Cap ProFund	1.78%	2.78%	1.78%	2.78%
UltraSmall-Cap ProFund	1.95%	2.95%	1.95%	2.95%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Utilities UltraSector ProFund	1.78%	2.78%	1.78%	2.78%

Amounts waived under the contractual expense limitation agreement are allocated proportionally as waivers of advisory and management services fees, to the extent of these fees as reflected on the Statements of Operations. During the year, the allocation of expenses reduced and reimbursed by the Advisor between advisory and management services fees, and if necessary, reimbursement of other expenses was as follows:

	Expenses reduced and reimbursed by the Advisor	Waivers of advisory fees	Waivers of management services fees	Reimbursements of other expenses
Access Flex Bear High Yield ProFund	$(26,700)	$(5,567)	$(1,113)	$(20,020)
Bear ProFund	(28,903)	(24,086)	(4,817)	—
Consumer Staples UltraSector ProFund	(24,229)	(20,191)	(4,038)	—

July 31, 2025 :: Notes to Financial Statements :: 301

	Expenses reduced and reimbursed by the Advisor	Waivers of advisory fees	Waivers of management services fees	Reimbursements of other expenses
Europe 30 ProFund	$(21,520)	$(17,933)	$(3,587)	$—
Falling U.S. Dollar ProFund	(45,650)	(13,566)	(2,713)	(29,371)
Industrials UltraSector ProFund	(22,370)	(18,642)	(3,728)	—
Large-Cap Growth ProFund	(3,213)	(2,678)	(535)	—
Large-Cap Value ProFund	(2,717)	(2,264)	(453)	—
Materials UltraSector ProFund	(16,894)	(14,078)	(2,816)	—
Mid-Cap Growth ProFund	(14,433)	(12,027)	(2,406)	—
Mid-Cap ProFund	(7,433)	(6,194)	(1,239)	—
Mid-Cap Value ProFund	(18,051)	(15,042)	(3,009)	—
Pharmaceuticals UltraSector ProFund	(20,708)	(17,257)	(3,451)	—
Real Estate UltraSector ProFund	(17,648)	(14,707)	(2,941)	—
Rising Rates Opportunity 10 ProFund	(30,199)	(6,054)	(1,211)	(22,934)
Rising U.S. Dollar ProFund	(39,604)	(33,003)	(6,601)	—
Short Energy ProFund	(25,239)	(6,324)	(1,265)	(17,650)
Short Nasdaq-100 ProFund	(55,077)	(30,898)	(6,181)	(17,998)
Short Precious Metals ProFund	(19,340)	(16,117)	(3,223)	—
Short Real Estate ProFund	(24,461)	(7,767)	(1,553)	(15,141)
Short Small-Cap ProFund	(109,903)	(44,309)	(8,862)	(56,732)
Small-Cap Growth ProFund	(10,218)	(8,515)	(1,703)	—
Small-Cap ProFund	(24,662)	(20,552)	(4,110)	—
Small-Cap Value ProFund	(35,135)	(29,279)	(5,856)	—
UltraBear ProFund	(22,293)	(18,578)	(3,715)	—
UltraEmerging Markets ProFund	(12,059)	(10,049)	(2,010)	—
UltraInternational ProFund	(18,795)	(15,662)	(3,133)	—
UltraLatin America ProFund	(15,439)	(12,866)	(2,573)	—
UltraShort China ProFund	(23,999)	(15,026)	(3,005)	(5,968)
UltraShort Dow 30 ProFund	(28,232)	(15,083)	(3,017)	(10,132)
UltraShort Emerging Markets ProFund	(26,060)	(5,308)	(1,062)	(19,690)
UltraShort International ProFund	(22,036)	(18,363)	(3,673)	—
UltraShort Japan ProFund	(28,009)	(8,087)	(1,348)	(18,574)
UltraShort Latin America ProFund	(25,329)	(9,312)	(1,862)	(14,155)
UltraShort Mid-Cap ProFund	(27,918)	(4,721)	(944)	(22,253)
UltraShort Nasdaq-100 ProFund	(19,977)	(16,647)	(3,330)	—
UltraShort Small-Cap ProFund	(30,347)	(25,289)	(5,058)	—
U.S. Government Plus ProFund	(21,088)	(16,222)	(4,866)	—
Utilities UltraSector ProFund	(12,129)	(10,107)	(2,022)	—

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years of the end of the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." These amounts are allocated proportionally as recoupments of advisory and management services fees, respectively, as shown in the table below.

	Recoupment of prior expenses reduced by the Advisor	Recoupment allocated to advisory fees	Recoupment allocated to management services fees
Access Flex High Yield ProFund	$13,527	$11,272	$2,255
Bear ProFund	2,600	2,167	433
Communication Services UltraSector ProFund	24,212	20,177	4,035
Financials UltraSector ProFund	1,333	1,111	222
Large-Cap Growth ProFund	3,213	2,677	536
Large-Cap Value ProFund	200	167	33
Mid-Cap ProFund	1,106	922	184
Small-Cap Value ProFund	10,839	9,032	1,807

302 :: Notes to Financial Statements :: July 31, 2025

As of July 31, 2025, the recoupments that may potentially be made by the ProFunds are shown in the table below. As of July 31, 2025, no commitment or contingent liability is expected.

Fund Name	Expires 11/30/25	Expires 11/30/26	Expires 11/30/27	Expires 11/30/28	Total
Access Flex Bear High Yield ProFund	$6,007	$28,223	$24,912	$16,854	$75,996
Access Flex High Yield ProFund	—	—	8,039	—	8,039
Bear ProFund	—	—	59,299	—	59,299
Communication Services UltraSector ProFund	4,631	12,207	3,982	—	20,820
Consumer Staples UltraSector ProFund	18,957	22,079	20,862	16,652	78,550
Europe 30 ProFund	25,872	49,295	7,728	15,679	98,574
Falling U.S. Dollar ProFund	36,529	42,797	43,807	24,389	147,522
Industrials UltraSector ProFund	26,733	20,660	2,398	722	50,513
Large-Cap Value ProFund	—	369	2,716	—	3,085
Materials UltraSector ProFund	1,804	15,294	11,157	12,359	40,614
Mid-Cap Growth ProFund	18,268	16,739	14,255	8,168	57,430
Mid-Cap ProFund	16,737	7,012	80	7,433	31,262
Mid-Cap Value ProFund	2,989	28,426	22,472	11,065	64,952
Pharmaceuticals UltraSector ProFund	15,582	28,050	17,533	13,402	74,567
Real Estate UltraSector ProFund	—	17,079	18,073	14,568	49,720
Rising Rates Opportunity 10 ProFund	34,678	27,220	25,936	22,433	110,267
Rising U.S. Dollar ProFund	—	26,455	77,213	12,025	115,693
Short Energy ProFund	11,530	33,297	32,801	13,584	91,212
Short Nasdaq-100 ProFund	—	5,060	71,827	34,649	111,536
Short Precious Metals ProFund	27,994	27,227	18,184	12,510	85,915
Short Real Estate ProFund	21,249	29,494	25,275	13,667	89,685
Short Small-Cap ProFund	16,291	20,758	98,237	65,829	201,115
Small-Cap Growth ProFund	2,985	17,697	16,482	5,494	42,658
Small-Cap ProFund	31,358	34,231	27,352	14,417	107,358
Small-Cap Value ProFund	—	5,320	9,920	35,135	50,375
UltraBear ProFund	21,307	1,569	5,634	20,041	48,551
UltraEmerging Markets ProFund	9,257	23,133	18,671	4,804	55,865
UltraInternational ProFund	29,060	23,542	19,676	10,716	82,994
UltraLatin America ProFund	—	—	10,680	9,767	20,447
UltraShort China ProFund	30,636	30,528	37,489	6,409	105,062
UltraShort Dow 30 ProFund	25,064	28,575	25,141	19,250	98,030
UltraShort Emerging Markets ProFund	11,795	30,510	26,709	18,336	87,350
UltraShort International ProFund	9,933	29,383	22,722	13,856	75,894
UltraShort Japan ProFund	13,877	29,621	34,510	19,171	97,179
UltraShort Latin America ProFund	23,720	31,886	27,233	17,744	100,583
UltraShort Mid-Cap ProFund	27,602	34,008	25,501	19,186	106,297
UltraShort Nasdaq-100 ProFund	—	—	30,055	11,086	41,141
UltraShort Small-Cap ProFund	29,520	25,914	32,788	17,947	106,169
U.S. Government Plus ProFund	—	—	16,634	19,667	36,301
Utilities UltraSector ProFund	—	—	—	12,129	12,129

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2025, were as follows:

	Purchases	Sales
Banks UltraSector ProFund	$21,817,222	$24,441,951
Biotechnology UltraSector ProFund	34,840,231	59,127,121
Bull ProFund	72,389,217	85,373,166
Communication Services UltraSector ProFund	82,513,031	69,724,588
Consumer Discretionary UltraSector ProFund	85,064,804	84,505,656
Consumer Staples UltraSector ProFund	18,703,135	18,402,389
Energy UltraSector ProFund	68,474,104	67,311,796
Europe 30 ProFund	18,714,600	18,802,657
Financials UltraSector ProFund	76,793,021	75,118,724
Health Care UltraSector ProFund	11,079,153	14,373,257
Industrials UltraSector ProFund	41,212,097	41,552,835
Internet Ultra Sector ProFund	101,751,830	94,705,453
Large-Cap Growth ProFund	377,195,744	387,410,733
Large-Cap Value ProFund	363,715,508	371,359,562

July 31, 2025 :: Notes to Financial Statements :: 303

	Purchases	Sales
Materials UltraSector ProFund	$26,835,846	$27,961,907
Mid-Cap Growth ProFund	19,435,906	20,875,912
Mid-Cap ProFund	31,525,765	31,432,830
Mid-Cap Value ProFund	69,169,001	70,808,328
Nasdaq-100 ProFund	101,548,016	97,530,813
Oil & Gas Equipment & Services UltraSector ProFund	12,775,685	12,659,104
Pharmaceuticals UltraSector ProFund	3,779,218	4,248,484
Precious Metals UltraSector ProFund	57,276,144	56,609,550
Real Estate UltraSector ProFund	33,210,353	34,926,354
Semiconductor UltraSector ProFund	465,625,190	522,330,872
Small-Cap Growth ProFund	59,507,880	60,732,256
Small-Cap ProFund	10,592,139	10,612,796
Small-Cap Value ProFund	156,913,428	201,741,903
Technology UltraSector ProFund	67,700,450	79,194,090
UltraBull ProFund	120,895,195	118,838,214
UltraChina ProFund	53,542,645	48,269,721
UltraDow 30 ProFund	14,983,891	13,084,017
UltraEmerging Markets ProFund	20,672,188	19,279,924
UltraLatin America ProFund	9,555,435	9,044,316
UltraMid-Cap ProFund	19,110,767	23,300,729
UltraNasdaq-100 ProFund	424,775,599	387,662,833
UltraSmall-Cap ProFund	23,465,804	26,455,381
Utilities UltraSector ProFund	49,782,707	67,925,305

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended July 31, 2025, were as follows:

	Purchases	Sales
Access Flex High Yield ProFund	$21,256,960	$28,184,624

6. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

Certain ProFunds may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). The risks of using derivatives include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount a ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund's position in a particular instrument when desired. Each of these factors may prevent a ProFund from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the ProFund's returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a ProFund to losses in excess of those amounts initially invested.

Certain ProFunds may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund invests in swaps that use an ETF as the reference asset, each ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund's net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund's investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund's return.

304 :: Notes to Financial Statements :: July 31, 2025

Holding Period Risk

Most of the ProFunds are "geared" funds ("Geared Funds") in the sense that the ProFund has an investment objective to match a multiple, the inverse, or an inverse multiple of the daily performance of a benchmark. A Geared Fund does not seek to achieve its stated multiple, inverse, or an inverse multiple of the daily performance of its underlying benchmark (the "Daily Target") for any period other than a day. The performance of a Geared Fund over periods other than a day may be higher or lower than the Daily Target, and this difference may be significant. Factors that contribute to returns that are worse than the Daily Target include smaller index gains or losses and higher index volatility, as well as longer holding periods when these factors apply. Factors that contribute to returns that are better than the Daily Target include larger index gains or losses and lower index volatility, as well as longer holding periods when these factors apply. The more extreme these factors are, and the more they occur together, the more returns will tend to deviate from the Daily Target.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund's expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund's prospectus.

Active Management Risk

Access Flex Bear High Yield ProFund and Access Flex High Yield ProFund are actively managed, and their performance reflect the investment decisions that the Advisor makes for the ProFunds. The Advisor's judgements about the ProFunds' investments may prove to be incorrect. If the investments selected and strategies employed by the ProFunds fail to produce the intended results, the ProFunds could underperform or have negative returns as compared to other funds with a similar investment objective and/or strategies.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an individual industry that constitutes a significant portion of that ProFund's benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective, and the percentage change of the ProFund's NAV each day may differ, perhaps significantly, from the percentage change of the ProFund's benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

In order to achieve a high degree of correlation with the Index, a ProFund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund's correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or refrain from taking positions in order to

July 31, 2025 :: Notes to Financial Statements :: 305

improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund's correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund's underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund. Each ProFund (other than the Classic ProFunds and the Falling U.S. Dollar ProFund) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund's ability to meet its investment objective on or around that day.

CDS Risk

While the Access Flex Bear High Yield ProFund will normally be a net "buyer" of CDS and the Access Flex High Yield ProFund will normally be a net "seller" of CDS, at times the Access Flex Bear High Yield ProFund may have been a net "seller" and the Access Flex High Yield ProFund may have been a net "buyer" of CDS. When a ProFund is a seller of credit protection, upon the occurrence of a credit event, the ProFund will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. When a ProFund is a buyer of credit protection, upon the occurrence of a credit event, the counterparty to the ProFund will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. Recovery values for CDS are generally determined via an auction process to determine the final price for a given reference entity. Although, each ProFund intended, as practicable, to obtain exposure through centrally cleared CDS, an active market may not have existed for any of the CDS in which a ProFund invests or in the reference entities subject to the CDS. As a result, a ProFund's ability to maximize returns or minimize losses on such CDS may have been impaired. Other risks of CDS include difficulty in valuation due to the lack of pricing transparency and the risk that changes in the value of the CDS do not reflect changes in the credit quality of the underlying reference entities or may otherwise perform differently than expected given market conditions. Because a ProFund may have used a single counterparty or a small number of counterparties, certain CDS involve many reference entities and there were no limitations on the notional amount established for the CDS. As a result, counterparty risk may be amplified.

Counterparty Risk

A ProFund that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund may decline. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant ("FCM") or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. For example, a ProFund could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers' assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM's bankruptcy. In that event, in the case of futures, the FCM's customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM's customers. In the case of cleared swaps, customers of a FCM in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each ProFund, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related "cyber" risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of a ProFund's third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund shareholders to transact business,

306 :: Notes to Financial Statements :: July 31, 2025

violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund's ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund information, impede trading, cause reputational damage, and subject the ProFund to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A ProFund and its shareholders could be negatively impacted as a result. While a ProFund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a ProFund invests, which could result in material adverse consequences for such issuers, and may cause the ProFund's investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a ProFund could affect such a counterparty's ability to meet its obligations to the ProFund, which may result in losses to the ProFund and its shareholders. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to a ProFund.

Equity and Market Risk

Equity markets are volatile, and the value of securities, swaps, futures and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the ProFund to decrease over short or long periods of time.

Large-Cap Company Investment Risk

Although returns on investments in large-cap companies are often perceived as being less volatile than the returns of companies with smaller market capitalizations, the return on large-cap securities could trail the returns on investments in smaller and mid-sized companies for a number of reasons. For example, large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies.

Small- and Mid-Cap Company Investment Risk

The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices. Additionally, small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have a significant impact on the ProFund's performance, resulting in losses to your investment.

Risk of Global Economic Shock

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a ProFund and its investments.

July 31, 2025 :: Notes to Financial Statements :: 307

Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union, and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a ProFund's investments, even beyond any direct exposure a ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in the conflict, such as the Houthi movement's attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have a significant impact on the ProFund performance and the value of an investment in the ProFund.

Early Close/Late Close/Trading Halt Risk

An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt a ProFund's purchase and redemption process and/or result in a ProFund being unable to trade certain securities or financial instruments at all. In these circumstances, the ProFund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Tax Risk

In order to qualify for the special tax treatment accorded a RIC and its shareholders, a ProFund must derive at least 90% of its gross income for each taxable year from "qualifying income," meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. A ProFund's pursuit of its investment strategies will potentially be limited by the ProFund's intention to qualify for such treatment and could adversely affect the ProFund's ability to so qualify. A ProFund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, a ProFund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce a ProFund's net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, a ProFund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.

Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

High Yield Risk

Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a ProFund's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present

308 :: Notes to Financial Statements :: July 31, 2025

risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the ProFund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a ProFund's performance. While the realization of certain of these risks may benefit the Access Flex Bear High Yield ProFund because it seeks investment results that correspond to the inverse of the high yield market, such occurrences may introduce more volatility to the ProFund.

Index Performance Risk

Certain ProFunds linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund could lose value, while other indices or measures of market performance increase in value.

Financing Rates Associated with Derivatives

The performance of ProFunds that use derivatives was impacted by the related financing costs. Financial instruments such as futures contracts carry implied financing costs. Forward and swap financing rates are negotiated between the ProFunds and their counterparties, and are set at the Fed Funds rate ("FEDL01") plus or minus a negotiated spread. The Fed Funds rate remained around 4.33% during the year ended July 31, 2025. Each ProFund with long exposure via derivatives was generally negatively affected by financing rates. Conversely, most ProFunds with short/inverse derivative exposure generally benefited from financing rates.

Inflation Risk

Inflation risk is the risk that the value of assets or income from a ProFund's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a ProFund's portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the ProFund's investment may not keep pace with inflation, which may result in losses to the ProFund investors or adversely affect the real value of shareholder's investments in a ProFund. Inflation has recently increased and it cannot be predicted whether it may decline.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

Risks of Government Regulation

The Financial Industry Regulatory Authority ("FINRA") issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as "complex products" – which could include the leveraged and inverse funds offered by ProFund Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors' ability to buy the funds.

7. Federal Income Tax Information

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended 2024				Year Ended 2023
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
December 31
Bear ProFund	$353,224	$—	$—	$353,224	$376,196	$—	$—	$376,196
Bull ProFund	1,455,912	—	—	1,455,912	13,512	—	—	13,512
Europe 30 ProFund	56,951	—	—	56,951	72,280	—	—	72,280
UltraBear ProFund	313,757	—	—	313,757	218,648	—	—	218,648
UltraBull ProFund	7,133,465	—	—	7,133,465	25,363	—	—	25,363
UltraJapan ProFund	1,607,970	—	—	1,607,970	—	—	—	—
UltraNasdaq-100 ProFund	4,463,822	—	—	4,463,822	—	—	—	—
UltraShort Nasdaq-100 ProFund	526,088	—	—	526,088	788,058	—	—	788,058

July 31, 2025 :: Notes to Financial Statements :: 309

	Year Ended 2024				Year Ended 2023
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
October 31
Access Flex High Yield ProFund	$975,465	$—	$—	$975,465	$1,859,962	$—	$—	$1,859,962
Banks UltraSector ProFund	157,644	—	—	157,644	20,726	—	—	20,726
Biotechnology UltraSector ProFund	1	7,218,190	—	7,218,191	—	—	—	—
Consumer Staples UltraSector ProFund	47,059	—	—	47,059	—	—	—	—
Energy UltraSector ProFund	433,234	—	—	433,234	1,404,996	—	—	1,404,996
Falling U.S. Dollar ProFund	33,646	—	—	33,646	—	—	—	—
Financials UltraSector ProFund	30,422	—	—	30,422	—	—	—	—
Health Care UltraSector ProFund	36,523	—	—	36,523	—	—	—	—
Large-Cap Growth ProFund	69,903	197,631	—	267,534	—	182,929	—	182,929
Large-Cap Value ProFund	—	—	—	—	47,656	—	—	47,656
Materials UltraSector ProFund	45,533	—	—	45,533	—	—	—	—
Mid-Cap Growth ProFund	—	—	—	—	—	105,905	—	105,905
Mid-Cap ProFund	177	—	—	177	—	—	—	—
Pharmaceuticals UltraSector ProFund	14,006	—	—	14,006	—	—	—	—
Precious Metals UltraSector ProFund	305,104	—	—	305,104	654	—	—	654
Real Estate UltraSector ProFund	119,868	—	—	119,868	35,490	—	—	35,490
Rising Rates Opportunity ProFund	515,586	—	—	515,586	—	—	—	—
Rising Rates Opportunity 10 ProFund	82,393	—	—	82,393	—	—	—	—
Rising U.S. Dollar ProFund	422,995	—	—	422,995	199,419	408,967	—	608,386
Short Energy ProFund	31,349	—	—	31,349	—	—	—	—
Short Nasdaq-100 ProFund	158,391	—	—	158,391	—	—	—	—
Short Precious Metals ProFund	102,396	—	—	102,396	—	—	—	—
Short Real Estate	56,535	—	—	56,535	—	—	—	—
Short Small Cap ProFund	206,254	—	—	206,254	—	—	—	—
Small-Cap Growth ProFund	—	35,266	—	35,266	—	153,586	—	153,586
Technology UltraSector ProFund	—	346,520	—	346,520	—	—	—	—
UltraChina ProFund	886,559	—	—	886,559	—	—	—	—
UltraDow 30 ProFund	332,272	—	—	332,272	—	—	—	—
UltraEmerging Markets ProFund	126,907	—	—	126,907	103,933	—	—	103,933
UltraLatin America ProFund	542,533	—	—	542,533	926,000	—	—	926,000
UltraMid-Cap ProFund	247,348	—	—	247,348	—	—	—	—
UltraShort China ProFund	53,593	—	—	53,593	—	—	—	—
UltraShort Dow 30 ProFund	66,243	—	—	66,243	—	—	—	—
UltraShort Emerging Markets ProFund	27,014	—	—	27,014	—	—	—	—
UltraShort International ProFund	71,426	—	—	71,426	—	—	—	—
UltraShort Japan ProFund	15,820	—	—	15,820	—	—	—	—
UltraShort Latin America ProFund	47,078	—	—	47,078	—	—	—	—
UltraShort Mid-Cap ProFund	35,538	—	—	35,538	—	—	—	—
UltraShort Small-Cap ProFund	173,689	—	—	173,689	—	—	—	—
UltraSmall-Cap ProFund	375,317	—	—	375,317	—	—	—	—
U.S. Government Plus ProFund	308,331	—		308,331	123,451	—	81,424	204,875
Utilities UltraSector ProFund	106,254	—	—	106,254	83,764	—	—	83,764

As of the latest tax year ended, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
December 31
Bear ProFund	$8,578	$—	$(72,248,614)	$67,029	$(72,173,007)
Bull ProFund	30,290	—	—	25,030,239	25,060,529
Europe 30 ProFund	79,022	—	(4,316,482)	187,139	(4,050,321)

310 :: Notes to Financial Statements :: July 31, 2025

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
UltraBear ProFund	$198,417	$—	$(106,078,317)	$155,214	$(105,724,686)
UltraBull ProFund	2,200,893	—	—	63,594,463	65,795,356
UltraJapan ProFund	1,230,652	—	—	(1,802)	1,228,850
UltraNasdaq-100 ProFund	31,515,132	—	—	432,814,922	464,330,054
UltraShort Nasdaq-100 ProFund	—	—	(104,517,935)	372,532	(104,145,403)
October 31
Access Flex Bear High Yield ProFund	—	—	(5,363,673)	1,501	(5,362,172)
Access Flex High Yield ProFund	56,318	—	(1,401,774)	(28,737)	(1,374,193)
Banks UltraSector ProFund	161,318	—	(2,547,001)	2,849,931	464,248
Biotechnology UltraSector ProFund	19,561,952	—	—	9,958,649	29,520,601
Communication Services UltraSector ProFund	24,935	3,204	—	2,144,473	2,172,612
Consumer Discretionary UltraSector ProFund	41,780	—	—	13,642,203	13,683,983
Consumer Staples UltraSector ProFund	30,467	—	(109,935)	830,352	750,884
Energy UltraSector ProFund	498,093	—	—	10,550,032	11,048,125
Falling U.S. Dollar ProFund	41,213	—	(2,709,517)	—	(2,668,304)
Financials UltraSector ProFund	684,924	—	—	2,986,754	3,671,678
Health Care UltraSector ProFund	119,094	—	(1,169,888)	8,314,316	7,263,522
Industrials UltraSector ProFund	223,345	—	—	1,978,746	2,202,091
Internet UltraSector ProFund	—	—	(22,137,647)	37,563,326	15,425,679
Large-Cap Growth ProFund	—	—	—	9,333,579	9,333,579
Large-Cap Value ProFund	116,122	—	—	1,792,394	1,908,516
Materials UltraSector ProFund	24,477	—	(810,267)	1,755,007	969,217
Mid-Cap Growth ProFund	34,853	—	(41,086)	1,018,021	1,011,788
Mid-Cap ProFund	55,042	—	(778,621)	1,461,681	738,102
Mid-Cap Value ProFund	—	—	(75,188)	412,700	337,512
Nasdaq-100 ProFund	864,867	—	—	41,908,828	42,773,695
Oil & Gas Equipment & Services UltraSector ProFund	56,054	—	(17,354,042)	859,442	(16,438,546)
Pharmaceuticals UltraSector ProFund	24,996	—	(1,000,182)	403,177	(572,009)
Precious Metals UltraSector ProFund	370,852	—	(57,121,745)	5,389,274	(51,361,619)
Real Estate UltraSector ProFund	24,677	—	(3,512,901)	1,750,687	(1,737,537)
Rising Rates Opportunity ProFund	406,651	—	(41,674,934)	247,040	(41,021,243)
Rising Rates Opportunity 10 ProFund	52,270	—	(3,548,149)	16,732	(3,479,147)
Rising U.S. Dollar ProFund	294,511	—	(2,212,726)	—	(1,918,215)
Semiconductor UltraSector ProFund	48,818,691	—	—	112,681,433	161,500,124
Short Energy ProFund	19,710	—	(2,246,302)	8,616	(2,217,976)
Short Nasdaq-100 ProFund	177,574	—	(17,599,519)	50,854	(17,371,091)
Short Precious Metals ProFund	149,504	—	(11,180,442)	167,261	(10,863,677)
Short Real Estate ProFund	60,480	—	(5,147,580)	25,589	(5,061,511)
Short Small-Cap ProFund	138,241	—	(17,711,747)	12,248	(17,561,258)
Small-Cap Growth ProFund	—	84,952	(32,974)	1,057,154	1,109,132
Small-Cap ProFund	—	—	—	732,952	732,952
Small-Cap Value ProFund	17,155	—	(3,156,941)	254,215	(2,885,571)
Technology UltraSector ProFund	4,428,176	2,186,195	—	26,470,128	33,084,499
UltraChina ProFund	588,507	—	(44,200,914)	(3,723,075)	(47,335,482)
UltraDow 30 ProFund	1,032,964	32,520	—	16,601,674	17,667,158
UltraEmerging Markets ProFund	78,228	—	(5,771,288)	1,540,181	(4,152,879)
UltraInternational ProFund	—	—	—	(121,707)	(121,707)
UltraLatin America ProFund	301,144	—	(29,529,071)	(539,190)	(29,767,117)
UltraMid-Cap ProFund	333,354	122,934	—	9,891,842	10,348,130
UltraShort China ProFund	70,680	—	(11,351,671)	174,407	(11,106,584)
UltraShort Dow 30 ProFund	88,370	—	(25,334,714)	64,008	(25,182,336)
UltraShort Emerging Markets ProFund	22,196	—	(13,446,812)	20,432	(13,404,184)
UltraShort International ProFund	71,031	—	(18,728,231)	66,415	(18,590,785)
UltraShort Japan ProFund	29,439	—	(10,968,308)	1,716	(10,937,153)
UltraShort Latin America ProFund	39,461	—	(17,293,504)	69,086	(17,184,957)
UltraShort Mid-Cap ProFund	27,225	—	(11,429,964)	19,618	(11,383,121)
UltraShort Small-Cap ProFund	152,851	—	(56,007,397)	146,884	(55,707,662)
UltraSmall-Cap ProFund	237,409	—	(23,887,030)	8,903,964	(14,745,657)
U.S. Government Plus ProFund	—	—	(7,891,861)	(564,179)	(8,456,040)
Utilities UltraSector ProFund	212,220	—	(4,308,526)	4,669,115	572,809

July 31, 2025 :: Notes to Financial Statements :: 311

Under current tax law, capital and specific ordinary losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. As of the end of their respective tax years ended October 31, 2024 and December 31, 2024, the following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal years ending in October 31, 2025 and December 31, 2025:

Qualified Late Year Ordinary Losses
October 31 tax year end ProFunds
Access Flex Bear High Yield ProFund	$(15,069)
Internet UltraSector ProFund	(201,578)
Mid-Cap Growth ProFund	(41,086)
Small-Cap Growth ProFund	(32,974)

As of the end of their respective tax years ended October 31, 2024 and December 31, 2024, the following ProFunds have capital loss carry forwards ("CLCFs") as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

No Expiration Date
Access Flex Bear High Yield ProFund	$5,348,604
Access Flex High Yield ProFund	1,401,774
Banks UltraSector ProFund	2,547,001
Bear ProFund	72,248,614
Consumer Staples UltraSector ProFund	109,935
Europe 30 ProFund	4,316,482
Falling U.S. Dollar ProFund	2,709,517
Health Care UltraSector ProFund	1,169,888
Internet UltraSector ProFund	21,936,069
Materials UltraSector ProFund	810,267
Mid-Cap ProFund	778,621
Mid-Cap Value ProFund	75,188
Oil & Gas Equipment & Services UltraSector ProFund	17,354,042
Pharmaceuticals UltraSector ProFund	1,000,182
Precious Metals UltraSector ProFund	57,121,745
Real Estate UltraSector ProFund	3,512,901
Rising Rates Opportunity ProFund	41,674,934
Rising Rates Opportunity 10 ProFund	3,548,149
Rising U.S. Dollar ProFund	2,212,726
Short Energy ProFund	2,246,302
Short Nasdaq-100 ProFund	17,599,519
Short Precious Metals ProFund	11,180,442
Short Real Estate ProFund	5,147,580
Short Small-Cap ProFund	17,711,747
Small-Cap Value ProFund	3,156,941
UltraBear ProFund	106,078,317
UltraChina ProFund	44,200,914
UltraEmerging Markets ProFund	5,771,288
UltraLatin America ProFund	29,529,071
UltraShort China ProFund	11,351,671
UltraShort Dow 30 ProFund	25,334,714
UltraShort Emerging Markets ProFund	13,446,812
UltraShort International ProFund	18,728,231
UltraShort Japan ProFund	10,968,308
UltraShort Latin America ProFund	17,293,504
UltraShort Mid-Cap ProFund	11,429,964
UltraShort Nasdaq-100 ProFund	104,517,935
UltraShort Small-Cap ProFund	56,007,397
UltraSmall-Cap ProFund	23,887,030
U.S. Government Plus ProFund	7,891,861
Utilities UltraSector ProFund	4,308,526

312 :: Notes to Financial Statements :: July 31, 2025

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust's Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund until any applicable CLCF has been offset or expires.

As of the end of their respective tax years ended October 31, 2024 and December 31, 2024, the cost of securities, including derivatives, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
December 31
Bear ProFund	$4,900,000	$67,029	$—	$67,029
Bull ProFund	24,887,549	26,746,194	(1,715,955)	25,030,239
Europe 30 ProFund	1,419,234	614,097	(426,958)	187,139
UltraBear ProFund	5,545,000	155,214	—	155,214
UltraBull ProFund	94,216,308	73,891,175	(10,296,712)	63,594,463
UltraJapan ProFund	15,986,000	—	(1,802)	(1,802)
UltraNasdaq-100 ProFund	617,367,035	491,988,525	(59,173,603)	432,814,922
UltraShort Nasdaq-100 ProFund	8,609,000	372,532	—	372,532
October 31
Access Flex Bear High Yield ProFund	306,000	1,501	—	1,501
Access Flex High Yield ProFund	10,350,000	—	(28,737)	(28,737)
Banks UltraSector ProFund	12,623,712	3,423,583	(573,652)	2,849,931
Biotechnology UltraSector ProFund	92,984,439	16,952,955	(6,994,306)	9,958,649
Communication Services UltraSector ProFund	15,713,931	3,189,279	(1,044,806)	2,144,473
Consumer Discretionary UltraSector ProFund	15,015,049	14,366,586	(724,383)	13,642,203
Consumer Staples UltraSector ProFund	2,791,139	1,072,739	(242,387)	830,352
Energy UltraSector ProFund	10,030,707	11,875,887	(1,325,855)	10,550,032
Falling U.S. Dollar ProFund	1,319,000	—	—	—
Financials UltraSector ProFund	28,554,562	4,863,382	(1,876,628)	2,986,754
Health Care UltraSector ProFund	6,800,652	9,072,700	(758,384)	8,314,316
Industrials UltraSector ProFund	2,658,489	2,178,228	(199,482)	1,978,746
Internet UltraSector ProFund	47,134,863	40,548,369	(2,985,043)	37,563,326
Large-Cap Growth ProFund	17,457,149	10,626,941	(1,293,362)	9,333,579
Large-Cap Value ProFund	7,584,221	2,594,709	(802,315)	1,792,394
Materials UltraSector ProFund	3,062,640	2,227,140	(472,133)	1,755,007
Mid-Cap Growth ProFund	4,448,472	1,373,663	(355,642)	1,018,021
Mid-Cap ProFund	8,153,927	1,938,413	(476,732)	1,461,681
Mid-Cap Value ProFund	2,897,697	841,379	(428,679)	412,700
Nasdaq-100 ProFund	77,112,258	44,500,060	(2,591,232)	41,908,828
Oil & Gas Equipment & Services UltraSector ProFund	12,112,087	3,784,765	(2,925,323)	859,442
Pharmaceuticals UltraSector ProFund	2,543,628	906,804	(503,627)	403,177
Precious Metals UltraSector ProFund	26,508,698	13,506,670	(8,117,396)	5,389,274
Real Estate UltraSector ProFund	10,542,632	2,169,007	(418,320)	1,750,687
Rising Rates Opportunity ProFund	8,224,000	247,040	—	247,040
Rising Rates Opportunity 10 ProFund	783,000	16,732	—	16,732
Rising U.S. Dollar ProFund	7,587,000	—	—	—
Semiconductor UltraSector ProFund	166,057,293	134,143,729	(21,462,296)	112,681,433
Short Energy ProFund	621,000	8,616	—	8,616
Short Nasdaq-100 ProFund	2,445,000	50,854	—	50,854
Short Precious Metals ProFund	970,000	167,261	—	167,261
Short Real Estate ProFund	987,000	25,589	—	25,589
Short Small-Cap ProFund	417,000	12,248	—	12,248
Small-Cap Growth ProFund	3,612,601	1,560,707	(503,553)	1,057,154
Small-Cap ProFund	4,322,718	1,093,523	(360,571)	732,952
Small-Cap Value ProFund	2,636,560	679,194	(424,979)	254,215
Technology UltraSector ProFund	53,431,806	30,716,130	(4,246,002)	26,470,128
UltraChina ProFund	28,693,545	6,395,866	(10,118,941)	(3,723,075)
UltraDow 30 ProFund	19,913,150	18,096,945	(1,495,271)	16,601,674
UltraEmerging Markets ProFund	4,908,256	3,006,194	(1,466,013)	1,540,181
UltraInternational ProFund	4,391,000	—	(121,707)	(121,707)
UltraLatin America ProFund	7,194,744	2,850,477	(3,389,667)	(539,190)
UltraMid-Cap ProFund	34,085,461	12,543,244	(2,651,402)	9,891,842
UltraShort China ProFund	2,074,000	174,407	—	174,407

July 31, 2025 :: Notes to Financial Statements :: 313

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
UltraShort Dow 30 ProFund	$2,058,000	$64,008	$—	$64,008
UltraShort Emerging Markets ProFund	298,000	20,432	—	20,432
UltraShort International ProFund	2,429,000	66,415	—	66,415
UltraShort Japan ProFund	434,000	1,716	—	1,716
UltraShort Latin America ProFund	1,043,000	69,086	—	69,086
UltraShort Mid-Cap ProFund	706,000	19,618	—	19,618
UltraShort Small-Cap ProFund	3,568,000	146,884	—	146,884
UltraSmall-Cap ProFund	42,629,545	14,283,773	(5,379,809)	8,903,964
U.S. Government Plus ProFund	14,638,000	—	(564,179)	(564,179)
Utilities UltraSector ProFund	35,223,102	6,222,152	(1,553,037)	4,669,115

8. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

As of July 31, 2025, Access Flex Bear High Yield ProFund was owed $298,453 and the Rising U.S. Dollar ProFund was owed $686,972 of the original amount owed, as of September 15, 2008, of $925,069 and $2,135,323, respectively, from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Access Flex Bear High Yield ProFund and the Rising U.S Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse each ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the "PF Trusts") (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the "Lehman Obligations"). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Access Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by either the Access Flex Bear High Yield ProFund or the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to the Access Flex Bear High Yield ProFund and the Rising U.S. Dollar ProFund. The fair values of the remaining claims due from Lehman are $3,405 and $5,920, respectively, and are included in "Receivable for closed swap positions" and "Receivable for closed forward currency contracts", respectively, on the Statements of

Assets and Liabilities. The fair value of the amounts that are estimated to be paid by the Advisor are $295,048 and $681,052, respectively, and are included in "Due from Advisor under a Receivables Agreement" on the Statements of Assets and Liabilities. All other outstanding balances due from (or to) Lehman have been substantially relieved as of July 31, 2025.

9. Share Splits and Reverse Share Splits

Effective October 14, 2024, the Communication Services UltraSector ProFund, the Large-Cap Growth ProFund, the Nasdaq-100 ProFund, and the Technology UltraSector ProFund underwent a 4-for-1 share split, the Semiconductor UltraSector ProFund underwent an 8-for-1 share split, the Short Small-Cap ProFund underwent a 1-for-2 reverse share split, the UltraShort Latin America ProFund underwent a 1-for-8 reverse share split, and the UltraShort Japan ProFund and the UltraShort Small-Cap ProFund underwent a 1-for-10 reverse share split.

Effective March 13, 2023, the Short Nasdaq-100 ProFund and the UltraShort Nasdaq-100 ProFund underwent a 1-for-5 reverse share split.

Effective March 6, 2023, the Short Small-Cap ProFund underwent a 1-for-5 reverse share split, the UltraChina ProFund and the UltraShort Mid-Cap ProFund underwent a 1-for-10 reverse share split.

Effective December 14, 2020, the Consumer Staples UltraSector ProFund, the Internet UltraSector ProFund, and the UltraNasdaq-100 ProFund underwent a 2-for-1 share split, the Oil & Gas Equipment & Services UltraSector ProFund, the UltraBear ProFund, the UltraShort Dow 30 ProFund, the UltraShort Emerging Markets ProFund, and the UltraShort International ProFund underwent a 1-for-4 reverse share split, and the UltraShort Nasdaq-100 ProFund underwent a 1-for-8 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the ProFunds by the respective split factor, with a corresponding decrease in net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds by the respective reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of these ProFunds or the value of a shareholder's investment.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the

314 :: Notes to Financial Statements :: July 31, 2025

share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

10. Shareholder Concentration

Ownership of more than 25% of the voting securities for a fund creates presumptions of control of the fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2025, the following shareholders were deemed a significant shareholder of the following ProFunds:

	Shareholder Name	% of Fund Owned
Rising U.S. Dollar ProFund	SEI Private Trust Company	73%
Small-Cap ProFund	Meridian Capital Partners	43%
UltraJapan ProFund	Robert Ronus	30%
UltraLatin America ProFund	Warren M. Merguerian	35%

11. New Accounting Pronouncements

In December 2023, the FASB issued Accounting Standards Update 2023-09 ("ASU 2023-09"), Improvements to Income Tax Disclosures, which enhances quantitative and qualitative income tax disclosure requirements for disclosure consistency through providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, and early adoption is permitted. Fund Management is currently evaluating the amendment and its impact to the financial statements.

12. Subsequent Events

The ProFunds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that would have a material impact on the ProFunds' financial statements.

Report of Independent Registered Public Accounting Firm :: 315

To the Shareholders and Board of Trustees
ProFunds:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Funds listed in the Appendix that comprise ProFunds (each a Fund and collectively, the Funds), including the schedules of portfolio investments, as of July 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2025, by correspondence with custodians and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more ProFunds investment companies since 2010.

Columbus, Ohio

September 26, 2025

316 :: Report of Independent Registered Public Accounting Firm

Appendix

Statements of assets and liabilities, including the schedules of portfolio investments, as of July 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

Access Flex Bear High Yield ProFund

Access Flex High Yield ProFund

Banks UltraSector ProFund

Bear ProFund

Biotechnology UltraSector ProFund

Bull ProFund

Communication Services Ultrasector ProFund

Consumer Discretionary UltraSector ProFund

Consumer Staples UltraSector ProFund

Energy UltraSector ProFund

Europe 30 ProFund

Falling U.S. Dollar ProFund

Financials UltraSector ProFund

Health Care UltraSector ProFund

Industrials UltraSector ProFund

Internet UltraSector ProFund

Large-Cap Growth ProFund

Large-Cap Value ProFund

Materials UltraSector ProFund

Mid-Cap Growth ProFund

Mid-Cap ProFund

Mid-Cap Value ProFund

Nasdaq-100 ProFund

Oil & Gas Equipment & Services UltraSector ProFund

Pharmaceuticals UltraSector ProFund

Precious Metals UltraSector ProFund

Real Estate UltraSector ProFund

Rising Rates Opportunity ProFund

Rising Rates Opportunity 10 ProFund

Rising U.S. Dollar ProFund

Semiconductor UltraSector ProFund

Short Energy ProFund

Short Nasdaq-100 ProFund

Short Precious Metals ProFund

Short Real Estate ProFund

Short Small-Cap ProFund

Small-Cap Growth ProFund

Small-Cap ProFund

Small-Cap Value ProFund

Technology UltraSector ProFund

UltraBear ProFund

UltraBull ProFund

UltraChina ProFund

UltraDow 30 ProFund

UltraEmerging Markets ProFund

UltraInternational ProFund

UltraJapan ProFund

UltraLatin America ProFund

UltraMid-Cap ProFund

UltraNasdaq-100 ProFund

UltraShort China ProFund

UltraShort Dow 30 ProFund

UltraShort Emerging Markets ProFund

UltraShort International ProFund

UltraShort Japan ProFund

UltraShort Latin America ProFund

UltraShort Mid-Cap ProFund

UltraShort Nasdaq-100 ProFund

UltraShort Small-Cap ProFund

UltraSmall-Cap ProFund

U.S. Government Plus ProFund

Utilities UltraSector ProFund

Form N-CSR – Items 8-11 (unaudited)

318 :: Form N-CSR – Items 8-11 :: July 31, 2025 (unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others is part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 Or: 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797

Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds files complete lists of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT (and successor Forms). Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

07/25

(b) The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract, if approved by the Board of Directors in the most recent half-year, is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Not applicable

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	October 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	October 1, 2025

By (Signature and Title)*	/s/ Rebecca Colvin
Rebecca Colvin, Treasurer and Principal Financial Officer

Date	October 1, 2025

* Print the name and title of each signing officer under his or her signature.